UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-07257

SEI Institutional Investments Trust

(Exact name of registrant as specified in charter)

One Freedom Valley Drive

Oaks, PA 19456

(Address of principal executive offices) (Zip code)

CT Corporation

101 Federal St.

Boston, MA 02110

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-342-5734

Date of fiscal year end: May 31, 2013

Date of reporting period: August 31, 2012

Item 1.	Schedule of Investments

(a) The Schedules of Investments in securities of unaffiliated issuers as of the close of the reporting period are included as part of the report to shareholders filed under Item 1 of this form.

(b) In accordance with Section 13(c) of the Investment Company Act of 1940 the Screened World Equity Ex-US Fund did not hold any divested securities during the period ended August 31, 2012.

Schedule of Investments (Unaudited)

Large Cap Fund

August 31, 2012

Description	Shares	Market Value ($ Thousands)

COMMON STOCK — 97.8%

Consumer Discretionary — 14.3%
Amazon.com *	27,740	$6,886
Apollo Group, Cl A *	243,277	6,532
Autoliv	21,400	1,269
Bed Bath & Beyond *	160,248	10,764
Best Buy	191,600	3,399
Big Lots *	30,400	925
Career Education *	48,609	153
CBS, Cl B	344,250	12,510
Charter Communications, Cl A *	40,420	3,144
Coach (A)	329,429	19,150
Comcast, Cl A	100,500	3,370
Cooper Tire & Rubber	32,100	641
Dillard’s, Cl A (A)	12,200	916
DIRECTV *	109,600	5,709
Discovery Communications, Cl A *	94,330	5,173
DISH Network, Cl A	58,400	1,868
Foot Locker	99,600	3,443
Ford Motor	215,300	2,011
Fossil *	73,413	6,236
GameStop, Cl A (A)	97,900	1,868
Gannett (A)	85,400	1,303
Gap	125,400	4,492
General Motors *	120,700	2,577
Guess? (A)	16,500	430
Harley-Davidson	195,665	8,210
Harman International Industries	17,200	792
Hasbro (A)	21,700	814
Home Depot	110,500	6,271
Interpublic Group	221,400	2,356
ITT Educational Services * (A)	16,300	522
Kohl’s	83,400	4,354
Lear	77,100	2,994
Liberty Interactive, Cl A *	425,225	7,756
Liberty Ventures, Ser A *	—	—
Lowe’s	416,522	11,862
Macy’s	93,200	3,757
McDonald’s	32,100	2,872
MGM Resorts International *	22,500	222
News, Cl B	136,990	3,226
News, Cl A	309,140	7,231
NIKE, Cl B	174,809	17,019
Nordstrom	180,554	10,441
priceline.com *	14,600	8,827
RadioShack (A)	27,400	67
Ralph Lauren, Cl A	26,150	4,149
Staples (A)	393,875	4,301
Target	322,291	20,656
Tempur-Pedic International *	18,700	584
Time Warner (A)	43,200	1,795
Time Warner Cable, Cl A	123,990	11,013
TRW Automotive Holdings *	19,200	839
Tupperware Brands	5,900	316
Under Armour, Cl A * (A)	89,140	5,189
Walt Disney	199,509	9,870
Whirlpool	55,700	4,203
Wyndham Worldwide (A)	67,200	3,504

		270,781

Description	Shares	Market Value ($ Thousands)

Consumer Staples — 9.5%
Altria Group	97,600	$3,315
Anheuser-Busch InBev ADR	96,794	8,148
Archer-Daniels-Midland	258,700	6,920
Beam	69,510	4,057
Bunge	26,400	1,680
Church & Dwight (A)	49,840	2,728
Clorox	11,300	822
Coca-Cola	69,800	2,610
Coca-Cola Enterprises	36,400	1,075
ConAgra Foods	70,800	1,778
Constellation Brands, Cl A *	7,800	257
Costco Wholesale	216,117	21,151
CVS Caremark	188,800	8,600
Dean Foods *	173,000	2,841
Dr. Pepper Snapple Group (A)	22,400	1,004
Estee Lauder, Cl A	376,377	22,564
Herbalife	18,500	895
Hillshire Brands	35,800	933
Ingredion	20,300	1,093
Kimberly-Clark	42,800	3,578
Kraft Foods, Cl A	18,200	756
Kroger	295,600	6,586
Mead Johnson Nutrition, Cl A	172,982	12,685
PepsiCo	29,700	2,151
Philip Morris International	133,360	11,909
Procter & Gamble	103,000	6,921
Reynolds American (A)	25,900	1,194
Safeway (A)	129,800	2,031
Smithfield Foods *	68,900	1,331
SUPERVALU (A)	60,800	145
Sysco (A)	9,200	279
Tyson Foods, Cl A (A)	246,100	3,854
Walgreen	436,400	15,606
Wal-Mart Stores	78,900	5,728
Whole Foods Market	144,203	13,951

		181,176

Energy — 10.0%
Apache	19,600	1,681
Canadian Natural Resources	203,076	6,173
Chevron	260,200	29,184
ConocoPhillips	241,810	13,732
Core Laboratories	50,387	6,157
Devon Energy	31,400	1,816
EOG Resources	118,700	12,855
Exxon Mobil	433,000	37,801
FMC Technologies * (A)	167,857	7,862
Hess	66,500	3,360
Kinder Morgan	281,672	10,075
Marathon Oil	178,300	4,960
Marathon Petroleum	145,000	7,504
McDermott International *	30,800	343
Murphy Oil	118,800	6,098
Nabors Industries *	24,200	357
National Oilwell Varco	35,870	2,827
Noble Energy	47,880	4,209
Occidental Petroleum	20,100	1,709
Patterson-UTI Energy	80,300	1,220
Phillips 66	134,360	5,643
Schlumberger	170,263	12,324
Tesoro	112,400	4,467

1	SEI Institutional Investments Trust / Quarterly Reporting / August 31, 2012

Schedule of Investments (Unaudited)

Large Cap Fund

August 31, 2012

Description	Shares	Market Value ($ Thousands)

Valero Energy	223,900	$6,999
Western Refining (A)	55,800	1,561

		190,917

Financials — 14.1%
ACE	50,200	3,701
Aflac	109,600	5,061
Alleghany *	400	135
Allied World Assurance Holdings	22,100	1,736
Allstate	175,500	6,543
American Capital *	140,400	1,543
American Express	19,000	1,108
American Financial Group	32,294	1,213
Ameriprise Financial	115,800	6,359
Annaly Capital Management ‡	65,800	1,139
Associated Banc	40,900	530
Assurant (A)	164,600	5,802
AvalonBay Communities ‡	1,800	255
Axis Capital Holdings	15,700	535
Bank of America	416,200	3,325
Bank of New York Mellon	131,400	2,962
BB&T	54,000	1,703
Berkshire Hathaway, Cl B *	30,900	2,606
BlackRock, Cl A	1,100	194
Boston Properties ‡ (A)	2,900	325
Brandywine Realty Trust ‡ (A)	56,000	683
Capital One Financial	262,880	14,861
CBL & Associates Properties ‡	65,600	1,402
Charles Schwab (A)	410,694	5,540
Chubb	34,500	2,549
Citigroup	499,700	14,846
CME Group, Cl A	97,225	5,338
CNA Financial	21,600	564
Commerce Bancshares	3,235	130
Discover Financial Services	269,700	10,445
Endurance Specialty Holdings	19,600	741
Equity Residential ‡	5,800	350
Everest Re Group	53,100	5,504
Fifth Third Bancorp	511,000	7,736
Goldman Sachs Group	94,700	10,012
Hartford Financial Services Group (A)	87,200	1,564
HCC Insurance Holdings	13,100	433
HCP ‡	8,000	367
Health Care ‡ (A)	4,000	234
Hospitality Properties Trust ‡	35,500	854
Host Hotels & Resorts ‡ (A)	14,300	219
Huntington Bancshares	1,002,400	6,616
IntercontinentalExchange *	68,075	9,306
JPMorgan Chase	782,540	29,064
Keycorp	1,082,200	9,123
Kimco Realty ‡ (A)	5,500	112
Lincoln National	101,700	2,361
Loews	29,200	1,187
Macerich ‡	1,800	107
MetLife	51,800	1,768
Montpelier Re Holdings	49,200	1,061
Morgan Stanley	42,300	634
PartnerRe	41,100	3,017
PNC Financial Services Group	97,000	6,029
Popular *	33,960	538

Description	Shares	Market Value ($ Thousands)

Progressive (A)	399,925	$7,811
Prologis ‡ (A)	9,000	308
Protective Life (A)	96,200	2,718
Prudential Financial	47,300	2,578
Public Storage ‡	2,700	393
Regions Financial	545,200	3,795
Reinsurance Group of America, Cl A	27,100	1,592
RenaissanceRe Holdings	16,000	1,236
Simon Property Group ‡	6,200	984
SLM	139,800	2,202
State Street	44,100	1,834
SunTrust Banks	43,500	1,095
Torchmark	6,200	317
Travelers	106,800	6,914
Unum Group (A)	125,300	2,445
US Bancorp	115,200	3,849
Validus Holdings (A)	31,300	1,049
Ventas ‡	4,915	322
Vornado Realty Trust ‡	3,600	292
Wells Fargo	705,900	24,022
Weyerhaeuser ‡	11,100	276

		268,102

Health Care — 11.8%
Abbott Laboratories	75,700	4,961
Aetna	210,900	8,101
Alexion Pharmaceuticals *	33,220	3,561
Allergan	166,245	14,319
AmerisourceBergen	71,700	2,762
Amgen	236,264	19,827
Boston Scientific *	172,700	933
Bristol-Myers Squibb	8,200	271
Cardinal Health	70,600	2,792
Celgene *	140,888	10,150
CIGNA	28,400	1,300
Community Health Systems *	90,600	2,450
Covance *	103,550	4,949
Coventry Health Care	33,200	1,382
Covidien	74,370	4,168
DaVita *	71,269	6,932
Eli Lilly	121,000	5,434
Endo Health Solutions *	14,300	455
Express Scripts Holding *	162,416	10,171
HCA Holdings	144,500	4,126
Health Net *	41,500	965
Hill-Rom Holdings	25,700	713
Humana	54,770	3,838
Idexx Laboratories * (A)	70,829	6,733
Intuitive Surgical *	14,258	7,012
Johnson & Johnson (A)	146,100	9,851
Laboratory Corp of America Holdings * (A)	2,400	211
McKesson	45,200	3,937
Medtronic	21,900	890
Merck	301,900	12,997
Novo Nordisk ADR (A)	59,355	9,325
Omnicare	60,200	1,949
Perrigo (A)	47,200	5,191
Pfizer	1,230,800	29,367
Questcor Pharmaceuticals (A)	39,300	1,707
United Therapeutics *	24,300	1,315

2	SEI Institutional Investments Trust / Quarterly Reporting / August 31, 2012

Schedule of Investments (Unaudited)

Large Cap Fund

August 31, 2012

Description	Shares	Market Value ($ Thousands)

UnitedHealth Group	130,200	$7,070
Warner Chilcott, Cl A	72,600	989
WellPoint	128,300	7,681
Zimmer Holdings	51,300	3,169

		223,954

Industrials — 8.1%
3M	6,600	611
AGCO *	112,000	4,714
Alliant Techsystems	14,956	733
Avery Dennison	16,100	503
Caterpillar	54,725	4,670
Copa Holdings, Cl A	9,600	745
Cummins	17,000	1,651
Danaher	141,166	7,562
Deere	36,700	2,757
Delta Air Lines *	392,100	3,392
Engility Holdings *	6,501	120
Exelis	16,200	164
FedEx	19,100	1,674
Fluor	143,385	7,384
General Cable *	20,700	561
General Dynamics	30,900	2,024
General Electric	972,040	20,131
Harsco	10,900	222
Honeywell International	47,090	2,752
Ingersoll-Rand	14,100	659
Kansas City Southern	54,010	4,177
KBR	118,300	3,205
L-3 Communications Holdings, Cl 3	77,200	5,423
Lockheed Martin (A)	69,700	6,352
Manpower	5,200	193
Norfolk Southern	33,300	2,413
Northrop Grumman	152,200	10,181
Pall	112,980	6,271
Parker Hannifin	18,800	1,504
Precision Castparts	64,024	10,313
Raytheon	113,000	6,387
Roper Industries	67,265	6,914
RR Donnelley & Sons (A)	91,000	999
Southwest Airlines	8,600	77
Stericycle * (A)	91,524	8,376
Textron (A)	42,200	1,128
Timken	32,700	1,313
Union Pacific	73,810	8,963
United Continental Holdings * (A)	135,300	2,496
United Technologies	16,800	1,341
URS	22,269	811
Waste Management (A)	35,400	1,224

		153,090

Information Technology — 22.2%
Accenture, Cl A	154,886	9,541
Adobe Systems *	576,420	18,025
Altera	146,170	5,457
Amdocs	31,500	1,016
Amphenol, Cl A	116,189	7,073
Ansys *	79,746	5,558
Apple	95,881	63,784
Applied Materials	121,900	1,425
Autodesk *	327,805	10,178

Description	Shares	Market Value ($ Thousands)

BMC Software *	224,825	$9,308
Brocade Communications Systems *	291,200	1,689
CA	226,200	5,888
Cisco Systems	655,700	12,511
Citrix Systems *	71,528	5,557
Cognizant Technology Solutions, Cl A *	111,477	7,166
Computer Sciences	37,000	1,192
Comverse Technology *	43	—
Corning	177,200	2,124
Dell *	216,900	2,297
DST Systems	5,404	275
EMC *	371,582	9,769
Fidelity National Information Services	20,600	649
Fiserv *	8,200	585
Genpact *	255,367	4,660
Google, Cl A * (A)	41,713	28,577
Harris (A)	23,600	1,110
Hewlett-Packard (A)	187,900	3,172
Ingram Micro, Cl A *	79,300	1,211
Intel	809,523	20,100
International Business Machines	64,844	12,635
Intuit	235,335	13,776
Jabil Circuit	10,900	248
Lender Processing Services (A)	47,300	1,328
Lexmark International, Cl A (A)	22,800	495
Mastercard, Cl A	58,807	24,869
Microchip Technology (A)	113,500	3,944
Microsoft	407,700	12,565
Molex (A)	4,300	114
National Instruments (A)	202,946	5,228
NetApp *	182,525	6,301
Oracle	410,412	12,990
Polycom *	256,450	2,672
Qualcomm	507,553	31,194
SAIC (A)	291,200	3,555
Salesforce.com * (A)	45,604	6,621
Seagate Technology	41,100	1,315
Symantec *	212,100	3,782
TE Connectivity	29,200	1,027
Tech Data *	26,200	1,273
Teradata *	102,025	7,792
Total System Services	9,500	220
VeriSign *	164,275	7,833
Visa, Cl A	115,475	14,810
Vishay Intertechnology * (A)	90,200	862
Western Digital *	78,000	3,262
Xerox	232,800	1,716

		422,324

Materials — 3.0%
Agrium	45,200	4,447
Alcoa	21,900	188
Ashland	13,900	1,024
CF Industries Holdings	38,400	7,949
Commercial Metals	21,900	279
Domtar	31,500	2,282
Dow Chemical	136,460	4,000
Eastman Chemical	33,300	1,840

3	SEI Institutional Investments Trust / Quarterly Reporting / August 31, 2012

Schedule of Investments (Unaudited)

Large Cap Fund

August 31, 2012

Description	Shares	Market Value ($ Thousands)

Freeport-McMoRan Copper & Gold, Cl B	81,500	$2,943
Huntsman	342,700	4,928
International Paper	35,300	1,220
LyondellBasell Industries, Cl A	71,700	3,502
Monsanto	80,350	6,999
Newmont Mining	6,400	324
Owens-Illinois *	45,900	802
PPG Industries	5,500	605
Rock-Tenn, Cl A	12,550	838
Sherwin-Williams	23,930	3,424
Steel Dynamics	165,200	2,019
Syngenta ADR	102,741	6,945
United States Steel (A)	32,300	628

		57,186

Telecommunication Services — 2.6%
AT&T	651,170	23,859
Crown Castle International *	312,317	19,819
Verizon Communications	133,600	5,737

		49,415

Utilities — 2.2%
AES	323,300	3,682
Ameren	181,800	5,949
American Electric Power	175,900	7,562
Consolidated Edison	5,300	321
DTE Energy	40,300	2,354
Duke Energy	8,100	525
Edison International	81,600	3,573
Entergy	130,700	8,898
Exelon	40,800	1,488
NV Energy	84,000	1,473
Public Service Enterprise Group	181,000	5,730

		41,555

Total Common Stock (Cost $1,566,882) ($ Thousands)		1,858,500

	Number Of Warrants
WARRANTS — 0.0%
Kinder Morgan, Expires 2017	128,900	406

Total Warrants (Cost $250) ($ Thousands)		406

	Number Of Rights
RIGHTS — 0.0%
Liberty Ventures, Expires 10/09/2012	5,462	—

Total Rights (Cost $—) ($ Thousands)		—

AFFILIATED PARTNERSHIP — 6.7%
SEI Liquidity Fund, L.P.
0.160% † ** (B)	128,795,350	127,811

Total Affiliated Partnership (Cost $128,795) ($ Thousands)		127,811

Description	Shares/Face Amount ($ Thousands)	Market Value ($ Thousands)

CASH EQUIVALENTS — 6.3%
Investors Cash Trust - Treasury Portfolio - DWS US Treasury Money Fund 0.010% **	1,791,785	$1,792
SEI Daily Income Trust, Prime Obligation Fund, Cl A 0.060% † **	117,971,992	117,972

Total Cash Equivalents (Cost $119,764) ($ Thousands)		119,764

U.S. TREASURY OBLIGATIONS (C) (D) — 0.2%
U.S. Treasury Bills
0.125%, 02/07/2013	$570	570
0.052%, 09/20/2012	3,539	3,539

Total U.S. Treasury Obligations (Cost $4,109) ($ Thousands)		4,109

Total Investments — 111.0% (Cost $1,819,800) ($ Thousands) ††		$2,110,590

Percentages are based on a Net Assets of $1,901,002 ($ Thousands)

*	Non-income producing security.

**	The rate reported is the 7-day effective yield as of August 31, 2012.

†	Investment in Affiliated Security.

††	At August 31, 2012, the tax basis cost of the Fund’s investments was $1,819,800 ($ Thousands), and the unrealized appreciation and depreciation were $330,784 ($ Thousands) and ($39,994) ($ Thousands), respectively.

‡	Real Estate Investment Trust.

(A)	This security or a partial position of this security is on loan at August 31, 2012. The total value of securities on loan at August 31, 2012 was $126,310 ($ Thousands).

(B)	This security was purchased with cash collateral held from securities on loan. The total value of such securities as of August 31, 2012 was $127,811 ($ Thousands).

(C)	Security, or portion thereof, has been pledged as collateral on open futures contracts.

(D)	The rate reported is the effective yield at time of purchase.

ADR — American Depositary Receipt

Cl — Class

L.P. — Limited Partnership

Amounts designated as “—” are $O or have been rounded to $O.

The following is a list of the inputs used as of August 31, 2012, in valuing the Fund’s investments carried at value ($ thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$1,858,500	$—	$—	$1,858,500
Warrants	406	—	—	406
Rights	—	—	—	—
Affiliated Partnership	—	127,811	—	127,811
Cash Equivalents	117,972	1,792	—	119,764
U.S. Treasury Obligations	—	4,109	—	4,109

Total Investments in Securities	$1,976,878	$133,712	$—	$2,110,590

For the period ended August 31, 2012, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended August 31, 2012, there were no transfers between Level 2 and Level 3 assets and liabilities.

Amounts designated as “—” are $O or have been rounded to $O.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

4	SEI Institutional Investments Trust / Quarterly Reporting / August 31, 2012

Schedule of Investments (Unaudited)

Large Cap Diversified Alpha Fund

August 31, 2012

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (1) — 97.2%

Consumer Discretionary — 17.5%
Advance Auto Parts	4,000	$285
AMC Networks, Cl A *	3,200	126
American Eagle Outfitters	10,800	240
Apollo Group, Cl A *	46,925	1,260
Ascena Retail Group *	3,700	73
Bally Technologies *	1,300	58
Bed Bath & Beyond *	36,023	2,420
Best Buy	15,600	277
Big Lots *	2,900	88
Cablevision Systems, Cl A	55,110	824
Carter’s *	1,600	89
CBS, Cl B	19,800	720
Chipotle Mexican Grill, Cl A *	100	29
Coach	42,321	2,460
Comcast, Cl A	18,900	634
Delphi Automotive *	20,820	630
DIRECTV *	21,100	1,099
Discovery Communications, Cl A *	400	22
Dollar General *	200	10
Dollar Tree *	9,800	472
DR Horton	15,400	293
Expedia	3,500	180
Foot Locker	23,500	812
Gannett	7,800	119
Gap	39,000	1,397
Garmin	5,600	226
Gentex	46,045	807
Genuine Parts	2,500	158
GNC Holdings, Cl A	2,300	89
H&R Block	2,800	46
Harley-Davidson	5,600	235
Home Depot	26,900	1,527
Interpublic Group	47,700	507
J.C. Penney	100	3
Lamar Advertising, Cl A *	1,000	33
Las Vegas Sands	4,300	182
Lear	7,100	276
Lennar, Cl A	9,600	311
Liberty Interactive, Cl A *	95,425	1,741
Liberty Ventures, Ser A *	—	—
Limited Brands	2,400	117
LKQ *	1,700	64
Lowe’s	143,270	4,080
Macy’s	22,000	887
Madison Square Garden, Cl A *	2,500	105
Marriott International, Cl A	13,200	497
Mattel	2,600	91
McDonald’s	8,800	787
McGraw-Hill	18,080	926
MGM Resorts International *	2,300	23
Mohawk Industries *	3,000	216
Newell Rubbermaid	14,800	265
News, Cl A	29,800	697
NIKE, Cl B	48,191	4,692
Nordstrom	41,976	2,428
Omnicom Group	500	26
O’Reilly Automotive *	8,900	756
PetSmart	3,500	248
Polaris Industries	600	45

Description	Shares	Market Value ($ Thousands)

priceline.com *	3,375	$2,040
PulteGroup *	16,900	231
PVH	200	19
Ross Stores	13,500	934
Sally Beauty Holdings *	6,700	184
Scripps Networks Interactive, Cl A	300	18
Staples	136,225	1,488
Starbucks	11,400	566
Starwood Hotels & Resorts Worldwide	2,500	138
Target	38,561	2,471
Time Warner Cable, Cl A	8,900	790
TJX	50,400	2,308
Toll Brothers *	6,400	210
TripAdvisor *	1,700	57
Ulta Salon Cosmetics & Fragrance	200	19
Urban Outfitters *	7,600	285
VF	1,000	152
Walt Disney	56,587	2,799
Whirlpool	7,300	551
Wyndham Worldwide	26,100	1,361
Yum! Brands	8,700	554

		54,883

Consumer Staples — 7.9%
Altria Group	12,700	431
Archer-Daniels-Midland	25,400	680
Beam	2,800	163
Campbell Soup	34,550	1,214
Coca-Cola	37,775	1,413
Colgate-Palmolive	12,175	1,294
Costco Wholesale	24,215	2,370
CVS Caremark	39,800	1,813
Dean Foods *	37,500	616
Estee Lauder, Cl A	38,894	2,331
Fresh Market *	800	46
Herbalife	7,600	368
Ingredion	5,300	285
Kimberly-Clark	400	34
Kraft Foods, Cl A	1,700	71
Kroger	35,900	800
Lorillard	2,700	339
Mead Johnson Nutrition, Cl A	3,100	227
Monster Beverage *	5,200	306
Nu Skin Enterprises, Cl A	500	21
PepsiCo	9,040	655
Philip Morris International	26,300	2,349
Unilever	17,545	610
Walgreen	69,900	2,500
Wal-Mart Stores	21,645	1,571
Whole Foods Market	24,725	2,392

		24,899

Energy — 8.2%
Apache	12,875	1,104
Baker Hughes	20,655	942
Cheniere Energy *	4,400	65
Chesapeake Energy	45,010	871
Chevron	16,100	1,806
Cobalt International Energy *	3,600	82
Concho Resources *	1,700	153

1	SEI Institutional Investments Trust / Quarterly Reporting / August 31, 2012

Schedule of Investments (Unaudited)

Large Cap Diversified Alpha Fund

August 31, 2012

Description	Shares	Market Value ($ Thousands)

ConocoPhillips	17,900	$1,017
Continental Resources *	1,800	133
Denbury Resources *	1,200	19
EOG Resources	26,600	2,881
Exxon Mobil	60,200	5,255
FMC Technologies *	7,300	342
Kinder Morgan	84,932	3,038
Marathon Oil	1,800	50
Marathon Petroleum	8,400	435
Murphy Oil	32,685	1,678
National Oilwell Varco	4,000	315
Oceaneering International	3,700	198
Oil States International *	800	63
Pioneer Natural Resources	3,100	302
Plains Exploration & Production *	5,500	216
Schlumberger	12,405	898
Spectra Energy	28,500	805
Sunoco	5,200	245
Tesoro	21,500	854
Valero Energy	33,100	1,035
Western Refining	10,200	285
Williams	22,500	726
WPX Energy *	2,466	38

		25,851

Financials — 10.1%
ACE	8,300	612
Aflac	28,460	1,314
Allied World Assurance Holdings	6,600	518
Allstate	4,200	157
American Campus Communities ‡	400	19
American Capital *	1,600	18
American Capital Agency ‡	1,000	35
American Express	17,115	997
American International Group *	800	28
American Tower, Cl A ‡	8,900	627
Ameriprise Financial	3,000	165
Arthur J Gallagher	6,100	218
Aspen Insurance Holdings	800	23
Assurant	8,500	300
Bank of America	16,600	133
BB&T	20,800	656
BlackRock, Cl A	2,400	423
Brandywine Realty Trust ‡	5,100	62
Capital One Financial	300	17
CBL & Associates Properties ‡	4,500	96
CBRE Group, Cl A *	60,510	1,047
Cincinnati Financial	7,600	294
Citigroup	15,700	466
CME Group, Cl A	21,800	1,197
Comerica	1,200	37
DDR ‡	3,900	59
Digital Realty Trust ‡	4,500	335
Discover Financial Services	26,900	1,042
Douglas Emmett ‡	5,700	137
Duke Realty ‡	6,100	88
East West Bancorp	1,600	35
Everest Re Group	6,200	643
Extra Space Storage ‡	3,800	130
Federated Investors, Cl B	1,700	36
Fidelity National Financial, Cl A	68,875	1,298
Fifth Third Bancorp	63,400	960

Description	Shares	Market Value ($ Thousands)

First Horizon National	16,800	$150
First Republic Bank	1,600	52
General Growth Properties ‡	6,400	132
Goldman Sachs Group	9,500	1,004
Hanover Insurance Group	1,300	46
HCP ‡	900	41
Health Care ‡	800	47
Host Hotels & Resorts ‡	17,700	271
Howard Hughes *	1,000	66
Hudson City Bancorp	11,400	82
Huntington Bancshares	133,100	878
IntercontinentalExchange *	15,275	2,088
Invesco	20,700	490
Jones Lang LaSalle	200	14
JPMorgan Chase	25,600	951
Keycorp	93,000	784
Kilroy Realty ‡	2,700	127
Lazard, Cl A	36,344	1,035
Lincoln National	2,300	53
LPL Financial Holdings	2,200	63
PartnerRe	300	22
PNC Financial Services Group	300	19
Post Properties ‡	400	20
Progressive	89,625	1,750
Prologis ‡	700	24
Protective Life	4,600	130
Raymond James Financial	3,200	113
Realty Income ‡	400	17
Regions Financial	138,600	965
Simon Property Group ‡	100	16
StanCorp Financial Group	2,100	66
SVB Financial Group *	1,500	87
T. Rowe Price Group	1,100	68
Taubman Centers ‡	1,900	152
Torchmark	4,400	225
US Bancorp	34,500	1,153
Validus Holdings	2,100	70
Weingarten Realty Investors ‡	1,600	45
Wells Fargo	64,200	2,185
Weyerhaeuser ‡	67,765	1,688
White Mountains Insurance Group	300	156

		31,567

Health Care — 9.7%
Aetna	23,900	918
Agilent Technologies	1,700	63
Alexion Pharmaceuticals *	9,500	1,018
Allergan	28,150	2,424
AmerisourceBergen	11,500	443
Amgen	40,641	3,411
Ariad Pharmaceuticals *	3,400	70
Biogen Idec *	3,800	557
BioMarin Pharmaceutical *	1,100	41
Bristol-Myers Squibb	2,200	73
Cardinal Health	9,100	360
Catamaran *	2,600	227
Celgene *	43,954	3,166
Covidien	300	17
DaVita *	500	49
Eli Lilly	400	18
Express Scripts Holding *	300	19
Forest Laboratories *	35,995	1,249

2	SEI Institutional Investments Trust / Quarterly Reporting / August 31, 2012

Schedule of Investments (Unaudited)

Large Cap Diversified Alpha Fund

August 31, 2012

Description	Shares	Market Value ($ Thousands)

Gilead Sciences *	100	$6
HCA Holdings	13,600	388
Health Net *	3,600	84
Humana	6,200	434
Incyte *	2,400	48
Intuitive Surgical *	2,000	984
Johnson & Johnson	15,410	1,039
McKesson	9,500	827
Medivation *	1,400	147
Merck	21,800	938
Myriad Genetics *	22,210	555
Novo Nordisk ADR	13,300	2,089
Onyx Pharmaceuticals *	300	22
PerkinElmer	4,200	115
Perrigo	10,600	1,166
Pfizer	142,780	3,407
Questcor Pharmaceuticals	7,200	313
Regeneron Pharmaceuticals *	2,700	400
Salix Pharmaceuticals *	1,800	79
St. Jude Medical	22,390	845
Teleflex	14,200	938
UnitedHealth Group	18,200	988
Varian Medical Systems *	400	23
VCA Antech *	1,000	19
WellPoint	9,700	581

		30,558

Industrials — 8.1%
AGCO *	7,500	316
Avery Dennison	1,100	34
BE Aerospace *	4,500	181
Boeing	8,105	579
Carlisle	400	21
Caterpillar	22,350	1,907
Chicago Bridge & Iron	3,500	129
Cooper Industries, Cl A	1,300	95
Corrections Corp of America	4,400	147
Cummins	4,800	466
Deere	3,400	255
Delta Air Lines *	96,600	836
Donaldson	4,800	169
Dun & Bradstreet	2,700	219
Eaton	2,300	103
Emerson Electric	17,500	888
Equifax	6,100	279
Fastenal	15,800	681
Flowserve	2,000	255
Fortune Brands Home & Security *	1,900	48
GATX	800	33
General Dynamics	4,000	262
General Electric	126,055	2,611
Graco	900	44
GrafTech International *	92,120	863
Honeywell International	800	47
Hubbell, Cl B	3,100	250
Huntington Ingalls Industries *	2,300	92
IHS, Cl A *	700	80
Illinois Tool Works	18,940	1,123
Ingersoll-Rand	36,935	1,727
ITT	48,420	964
JB Hunt Transport Services	1,500	79
Kansas City Southern	3,500	270

Description	Shares	Market Value ($ Thousands)

Kennametal	2,000	$74
Landstar System	2,500	118
Lennox International	1,200	57
Lincoln Electric Holdings	4,400	182
Lockheed Martin	13,700	1,248
Masco	19,200	272
MSC Industrial Direct, Cl A	1,800	125
Northrop Grumman	33,255	2,224
Oshkosh Truck *	1,400	36
Pall	7,300	405
Parker Hannifin	100	8
Raytheon	11,800	667
Robert Half International	8,500	223
Rockwell Automation	300	22
Roper Industries	700	72
Snap-on	600	42
Spirit Aerosystems Holdings, Cl A *	5,700	142
SPX	800	51
Stanley Black & Decker	5,400	355
Terex *	4,900	108
Textron	7,000	187
Timken	5,200	209
Toro	10,100	376
TransDigm Group *	100	14
Trinity Industries	700	20
Union Pacific	2,600	316
United Continental Holdings *	1,000	18
United Rentals *	2,200	71
Valmont Industries	1,100	139
Verisk Analytics, Cl A *	6,200	301
WESCO International *	2,400	139
WW Grainger	2,900	597
Xylem	28,425	690

		25,561

Information Technology — 27.2%
Accenture, Cl A	9,000	554
Adobe Systems *	174,138	5,445
Advanced Micro Devices *	12,800	48
Akamai Technologies *	1,700	64
Alliance Data Systems *	2,800	386
Amdocs	20,900	674
Amphenol, Cl A	1,500	91
Ansys *	1,600	111
AOL *	2,700	91
Apple	15,650	10,411
Arrow Electronics *	1,300	47
Autodesk *	79,015	2,453
Automatic Data Processing	28,070	1,630
Avnet *	800	26
BMC Software *	50,375	2,086
Brocade Communications Systems *	61,000	354
CA	36,600	953
Cisco Systems	217,495	4,150
Concur Technologies *	1,300	94
CoreLogic *	1,800	44
Cree *	10,915	308
Diebold	3,100	101
eBay *	500	24
EMC *	86,387	2,271
Equinix *	2,200	435

3	SEI Institutional Investments Trust / Quarterly Reporting / August 31, 2012

Schedule of Investments (Unaudited)

Large Cap Diversified Alpha Fund

August 31, 2012

Description	Shares	Market Value ($ Thousands)

F5 Networks *	4,300	$419
Facebook, Cl A *	2,700	49
FleetCor Technologies *	1,300	56
Google, Cl A *	8,385	5,744
Harris	1,700	80
Intel	209,335	5,198
International Business Machines	22,958	4,474
Intuit	37,750	2,210
Jabil Circuit	8,800	200
Kla-Tencor	7,900	405
Lam Research *	975	33
Lender Processing Services	15,600	438
LSI *	118,230	921
Mastercard, Cl A	8,605	3,639
Microsoft	157,700	4,860
Molex	3,600	96
Motorola Solutions	6,600	314
NeuStar, Cl A *	2,400	90
Nuance Communications *	5,100	122
Oracle	105,926	3,353
Paychex	4,800	160
Polycom *	58,600	611
Qualcomm	88,689	5,451
Rackspace Hosting *	4,600	276
Red Hat *	8,300	465
Riverbed Technology *	51,180	1,023
SAIC	33,800	413
Skyworks Solutions *	3,300	101
SolarWinds *	1,500	82
Symantec *	47,400	845
Synopsys *	4,600	152
Tech Data *	6,600	321
Teradata *	22,875	1,747
Teradyne *	9,100	142
TIBCO Software *	1,500	45
Total System Services	40,760	945
Trimble Navigation *	5,800	284
VeriFone Holdings *	2,600	90
VeriSign *	38,875	1,853
Visa, Cl A	37,225	4,774

		85,332

Materials — 4.5%
Agrium	8,100	797
Airgas	4,800	399
Cabot	3,400	118
CF Industries Holdings	4,300	890
CRH ADR	42,525	747
Cytec Industries	600	41
Domtar	3,600	261
Dow Chemical	8,700	255
E.I. du Pont de Nemours	22,200	1,105
Eastman Chemical	600	33
Ecolab	14,200	909
FMC	1,400	76
Huntsman	22,900	329
International Paper	9,300	321
LyondellBasell Industries, Cl A	15,700	767
Martin Marietta Materials	300	23
Newmont Mining	30,785	1,560
Owens-Illinois *	40,550	709
PPG Industries	3,200	352
Praxair	1,300	137

Description	Shares	Market Value ($ Thousands)

Reliance Steel & Aluminum	900	$47
RPM International	6,900	189
Sealed Air	41,318	589
Sherwin-Williams	3,400	487
Syngenta ADR	23,025	1,557
Valspar	4,800	256
WR Grace *	19,515	1,127

		14,081

Telecommunication Services — 2.5%
AT&T	22,100	810
Crown Castle International *	77,655	4,928
SBA Communications, Cl A *	6,800	406
tw telecom, Cl A *	900	23
Verizon Communications	35,200	1,511

		7,678

Utilities — 1.5%
AES	35,900	409
Ameren	2,900	95
Dominion Resources	300	16
Duke Energy	11,573	750
Edison International	21,700	950
Entergy	7,900	538
NextEra Energy	6,100	410
NiSource	300	7
NV Energy	23,200	407
ONEOK	3,400	152
Public Service Enterprise Group	12,800	405
SCANA	2,800	133
Sempra Energy	5,500	364
Xcel Energy	900	25

		4,661

Total Common Stock (Cost $273,341) ($ Thousands)		305,071

EXCHANGE TRADED FUND — 0.6%
SPDR Gold Trust	10,800	1,774

Total Exchange Traded Fund (Cost $1,615) ($ Thousands)		1,774

	Number Of Warrants
WARRANTS — 0.0%
Kinder Morgan, Expires 2017	28,240	89

Total Warrants (Cost $54) ($ Thousands)		89

	Number Of Rights
RIGHTS — 0.0%
Liberty Ventures, Expires 10/09/2012	1,227	—

Total Rights (Cost $—) ($ Thousands)		—

CASH EQUIVALENT — 3.5%
SEI Daily Income Trust, Prime Obligation Fund, Cl A 0.060% † **	11,162,396	11,162

Total Cash Equivalent (Cost $11,162) ($ Thousands)		11,162

4	SEI Institutional Investments Trust / Quarterly Reporting / August 31, 2012

Schedule of Investments (Unaudited)

Large Cap Diversified Alpha Fund

August 31, 2012

Description	Face Amount ($Thousands)	Market Value ($ Thousands)

U.S. TREASURY OBLIGATIONS (A)(B) — 0.2%
U.S. Treasury Bills
0.125%, 02/07/2013	$65	$65
0.070%, 11/15/2012	39	39
0.060%, 09/06/2012	30	30
0.060%, 09/20/2012	499	499

Total U.S. Treasury Obligations (Cost $633) ($ Thousands)		633

Total Investments — 101.5% (Cost $286,805) ($ Thousands) ††		$318,729

Percentages are based on a Net Assets of $313,972 ($ Thousands)

*	Non-income producing security.

**	The rate reported is the 7-day effective yield as of August 31, 2012.

†	Investment in Affiliated Security.

††	At August 31, 2012, the tax basis cost of the Fund’s investments was $286,805 ($ Thousands), and the unrealized appreciation and depreciation were $40,220 ($ Thousands) and ($8,296) ($ Thousands), respectively.

‡	Real Estate Investment Trust.

(1)	More narrow industries are utilized for compliance purposes whereas broader sectors are utilized for reporting purposes.

(A)	Security, or portion thereof, has been pledged as collateral on open futures contracts.

(B)	The rate reported is the effective yield at time of purchase.

ADR	— American Depositary Receipt
Cl	— Class
Ser	— Series
SPDR	— Standard & Poor’s Depository Receipt

Amounts designated as “—” are $O or have been rounded to $O.

The following is a list of the inputs used as of August 31, 2012, in valuing the Funds Investments at value ($ Thousands).

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$305,071	$—	$—	$305,071
Exchange Traded Fund	1,774	—	—	1,774
Warrants	89	—	—	89
Rights	—	—	—	—
Cash Equivalent	11,162	—	—	11,162
U.S. Treasury Obligations	—	633	—	633

Total Investments in Securities	$318,096	$633	$—	$318,729

For the period ended August 31, 2012, there were no transfers between Level 1 and

Level 2 assets and liabilities.

For the period ended August 31, 2012, there were no transfers between Level 2 and

Level 3 assets and liabilities.

Amounts designated as “—” are either $0 or have been rounded to $0.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

5	SEI Institutional Investments Trust / Quarterly Reporting / August 31, 2012

Schedule of Investments (Unaudited)

Large Cap Disciplined Equity Fund

August 31, 2012

Description	Shares	Market Value ($ Thousands)

COMMON STOCK — 86.7%

Consumer Discretionary — 11.1%
Advance Auto Parts	86,547	$6,155
Aeropostale *	83,300	1,160
Amazon.com *	34,011	8,443
American Eagle Outfitters	170,180	3,785
ANN * (A)	51,500	1,832
Arbitron	3,500	123
Ascena Retail Group *	77,500	1,535
AutoZone *	47,348	17,123
Bally Technologies *	45,210	2,002
Bed Bath & Beyond *	2,800	188
Belo, Cl A	18,900	138
Best Buy (A)	148,700	2,638
Big Lots * (A)	33,900	1,032
Biglari Holdings *	300	106
Brinker International	7,723	266
Brown Shoe	115,790	1,738
CBS, Cl B	174,500	6,341
Chipotle Mexican Grill, Cl A *	4,500	1,299
Coach	174,100	10,120
Comcast, Cl A	2,341,591	77,987
Delphi Automotive *	427,661	12,954
Dillard’s, Cl A	33,900	2,545
DIRECTV *	327,108	17,039
Discovery Communications, Cl A *	26,700	1,464
Dollar Tree *	59,800	2,881
DR Horton (A)	411,493	7,814
Expedia (A)	84,745	4,352
Ford Motor (A)	837,800	7,825
Fossil *	800	68
Gannett	512,442	7,820
Gap	61,500	2,203
Garmin	76,725	3,096
Genuine Parts (A)	62,300	3,935
Goodyear Tire & Rubber *	36,700	448
H&R Block	166,300	2,754
Harley-Davidson	53,600	2,249
Harman International Industries	11,700	539
Home Depot	745,257	42,293
HSN (A)	7,900	356
Iconix Brand Group * (A)	111,530	2,086
International Game Technology	43,300	532
Interpublic Group	21,700	231
Interval Leisure Group	12,900	238
J.C. Penney (A)	48,300	1,260
Johnson Controls (A)	9,236	251
Lear	26,345	1,023
Lennar, Cl A (A)	106,600	3,457
Limited Brands (A)	94,900	4,612
Lowe’s	1,363,624	38,836
Macy’s	1,035,056	41,723
Marriott International, Cl A (A)	324,476	12,226
Mattel	21,500	755
Matthews International, Cl A (A)	52,920	1,584
McDonald’s	245,032	21,928
McGraw-Hill	301,964	15,461
Modine Manufacturing *	188,740	1,323
Newell Rubbermaid	422,484	7,575
News, Cl A	98,000	2,292
NIKE, Cl B	72,600	7,068

Description	Shares	Market Value ($ Thousands)

Nordstrom	3,100	$179
Omnicom Group (A)	335,087	17,213
O’Reilly Automotive *	52,800	4,485
Panera Bread, Cl A *	12,800	1,983
Polaris Industries (A)	22,700	1,707
priceline.com *	5,500	3,325
PulteGroup * (A)	180,500	2,469
Ralph Lauren, Cl A	300	48
Ross Stores	399,305	27,628
Scripps Networks Interactive, Cl A	4,200	248
Staples	46,000	502
Starbucks (A)	74,300	3,686
Starwood Hotels & Resorts Worldwide	31,600	1,742
Target	285,114	18,273
Tenneco *	47,750	1,450
Texas Roadhouse, Cl A	83,970	1,442
Thor Industries	29,900	940
Time Warner (A)	57,900	2,406
TJX	403,900	18,495
TripAdvisor *	57,200	1,913
True Religion Apparel	26,500	614
Tupperware Brands	24,200	1,294
Urban Outfitters *	10,300	387
Vera Bradley * (A)	80,500	1,709
VF (A)	32,300	4,932
Viacom, Cl B	795,980	39,807
Walt Disney	494,996	24,488
Whirlpool (A)	79,400	5,992
Wyndham Worldwide (A)	74,900	3,905
Yum! Brands (A)	156,000	9,940
		634,309

Consumer Staples — 8.1%
Altria Group	746,316	25,345
Archer-Daniels-Midland	890,150	23,812
Beam	14,600	852
Brown-Forman, Cl B	5,700	365
Bunge (A)	104,100	6,626
Campbell Soup (A)	118,065	4,149
Central Garden and Pet, Cl A *	211,860	2,500
Coca-Cola	560,974	20,980
Coca-Cola Enterprises	924,014	27,286
Colgate-Palmolive	29,800	3,168
ConAgra Foods	590,026	14,816
Costco Wholesale	23,000	2,251
CVS Caremark	868,283	39,550
Darling International *	14,400	239
Dean Foods *	49,900	819
Dr. Pepper Snapple Group (A)	7,400	332
Estee Lauder, Cl A	13,000	779
Hershey	2,600	187
Hormel Foods (A)	12,500	359
Ingredion	48,100	2,589
Kimberly-Clark	277,726	23,218
Kraft Foods, Cl A	662,725	27,523
Kroger (A)	380,900	8,487
Lorillard	9,800	1,230
Mead Johnson Nutrition, Cl A	52,700	3,864
Molson Coors Brewing, Cl B (A)	44,795	1,995
Monster Beverage *	230,729	13,597
Nu Skin Enterprises, Cl A (A)	4,810	200

1	SEI Institutional Investments Trust / Quarterly Reporting / August 31, 2012

Schedule of Investments (Unaudited)

Large Cap Disciplined Equity Fund

August 31, 2012

Description	Shares	Market Value ($ Thousands)

PepsiCo	478,649	$34,669
Philip Morris International	543,241	48,511
Procter & Gamble	337,501	22,677
Ralcorp Holdings *	131,285	9,316
Safeway (A)	675,546	10,572
Sysco (A)	498,030	15,090
Tyson Foods, Cl A	438,800	6,872
Walgreen	51,300	1,835
Wal-Mart Stores (A)	751,654	54,570
Whole Foods Market	15,000	1,451
		462,681

Energy — 9.3%
Anadarko Petroleum	187,503	12,988
Apache	101,500	8,704
Bill Barrett * (A)	82,600	1,811
Cameron International *	4,200	230
Chevron	1,106,141	124,065
Cobalt International Energy *	172,258	3,912
ConocoPhillips (A)	438,843	24,922
Denbury Resources *	134,200	2,079
Diamond Offshore Drilling (A)	29,848	2,000
Ensco, Cl A	61,000	3,500
EOG Resources	5,100	552
Exxon Mobil	1,694,544	147,934
FMC Technologies *	36,800	1,724
Gulfmark Offshore, Cl A *	24,000	842
Halliburton	17,200	563
Helix Energy Solutions Group *	7,900	139
Helmerich & Payne	25,300	1,155
Hess	357,104	18,044
Kinder Morgan	227,360	8,133
Marathon Oil	384,654	10,701
Marathon Petroleum	107,777	5,577
Murphy Oil	45,100	2,315
Nabors Industries *	73,400	1,084
National Oilwell Varco	206,481	16,271
Noble Energy	2,500	220
Occidental Petroleum	318,293	27,058
Oceaneering International	27,200	1,456
Phillips 66	75,875	3,187
Pioneer Natural Resources (A)	44,600	4,342
Plains Exploration & Production *	28,100	1,105
Rosetta Resources * (A)	18,600	799
Rowan, Cl A *	58,000	2,040
SandRidge Energy * (A)	236,036	1,551
Schlumberger	579,001	41,908
Spectra Energy	82,000	2,317
Sunoco	58,160	2,745
Targa Resources	19,000	860
Tesoro	396,776	15,768
Valero Energy	312,784	9,778
Williams	545,271	17,596
WPX Energy *	38,100	594
		532,569

Financials — 11.8%
ACE	218,624	16,119
Aflac	40,900	1,889
Allied World Assurance Holdings	51,743	4,063
Allstate	240,760	8,976
American Capital Agency ‡ (A)	103,158	3,594
American Express	737,773	43,012

Description	Shares	Market Value ($ Thousands)

American International Group *	659,552	$22,642
American Tower, Cl A ‡	140,102	9,863
Ameriprise Financial	318,761	17,503
Aon	800	42
Apartment Investment & Management, Cl A ‡	10,200	270
Arch Capital Group *	64,900	2,590
Associated Banc	178,300	2,311
Assurant (A)	108,200	3,814
Bank of America	701,573	5,606
Bank of New York Mellon	33,938	765
BB&T	153,400	4,838
Berkshire Hathaway, Cl B *	80,774	6,812
BlackRock, Cl A	28,200	4,974
Camden Property Trust ‡	18,000	1,250
Capital One Financial	364,629	20,612
CBRE Group, Cl A * (A)	178,200	3,085
Charles Schwab	22,000	297
Cincinnati Financial (A)	82,800	3,201
Citigroup	1,844,886	54,811
CME Group, Cl A	117,254	6,437
Comerica	42,000	1,290
CommonWealth ‡	51,400	769
Discover Financial Services	337,197	13,060
E*Trade Financial *	38,500	330
East West Bancorp	90,400	1,983
Essex Property Trust ‡ (A)	15,300	2,325
Extra Space Storage ‡	72,800	2,483
Federal Realty Investment Trust ‡	2,235	241
Federated Investors, Cl B (A)	28,100	596
Fifth Third Bancorp	859,891	13,019
First Horizon National	185,000	1,658
Franklin Resources (A)	10,800	1,268
General Growth Properties ‡ (A)	72,000	1,482
Genworth Financial, Cl A *	335,300	1,774
Goldman Sachs Group	248,722	26,295
Hartford Financial Services Group	8,300	149
Hatteras Financial ‡	7,670	222
HCP ‡	11,500	527
Health Care ‡	9,500	555
Hospitality Properties Trust ‡	60,400	1,454
Host Hotels & Resorts ‡ (A)	151,100	2,312
Hudson City Bancorp	189,100	1,360
Huntington Bancshares	382,500	2,524
Inland Real Estate ‡	50,200	412
Invesco	935,159	22,144
Janus Capital Group (A)	126,000	1,099
Jones Lang LaSalle	19,500	1,406
JPMorgan Chase	1,298,437	48,224
Keycorp	1,375,588	11,596
Kilroy Realty ‡ (A)	44,580	2,105
Kimco Realty ‡	24,000	488
Leucadia National	14,300	306
Lincoln National	69,300	1,609
Macerich ‡ (A)	38,830	2,313
Marsh & McLennan	318,605	10,887
MBIA * (A)	36,777	400
MetLife (A)	134,493	4,590
MFA Mortgage Investments ‡	750,157	6,144
Mid-America Apartment Communities ‡	21,000	1,428

2	SEI Institutional Investments Trust / Quarterly Reporting / August 31, 2012

Schedule of Investments (Unaudited)

Large Cap Disciplined Equity Fund

August 31, 2012

Description	Shares	Market Value ($ Thousands)

Moody’s (A)	45,300	$1,794
Morgan Stanley	639,100	9,586
Nelnet, Cl A	20,800	498
PacWest Bancorp (A)	116,610	2,715
PartnerRe	81,400	5,975
People’s United Financial	23,300	279
Piedmont Office Realty Trust, Cl A ‡ (A)	8,600	146
Plum Creek Timber ‡	6,100	250
PNC Financial Services Group	346,420	21,533
Principal Financial Group	3,200	88
Progressive (A)	23,400	457
Prologis ‡ (A)	14,915	510
Prudential Financial	198,563	10,824
PS Business Parks ‡ (A)	35,800	2,440
Public Storage ‡	7,700	1,121
Raymond James Financial	24,600	866
Rayonier ‡ (A)	150,503	7,373
Regions Financial	414,100	2,882
RLJ Lodging Trust ‡	5,000	89
Signature Bank NY * (A)	33,900	2,191
Simon Property Group ‡	24,889	3,950
SLM	307,800	4,848
State Street	602,795	25,076
SunTrust Banks	21,100	531
Symetra Financial	59,200	723
T. Rowe Price Group (A)	8,200	504
Torchmark	46,600	2,385
Travelers	32,700	2,117
US Bancorp	348,666	11,649
Validus Holdings	73,700	2,470
Vornado Realty Trust ‡	16,800	1,364
Wells Fargo	2,387,734	81,255
Weyerhaeuser ‡	756,315	18,840
Winthrop Realty Trust ‡	20,200	229
Wintrust Financial (A)	80,260	3,003
XL Group, Cl A	227,700	5,264

		678,028

Health Care — 11.4%
Abbott Laboratories	270,516	17,730
Aetna	150,600	5,784
Agilent Technologies	377,405	14,024
Alexion Pharmaceuticals * (A)	58,203	6,240
Allergan	26,300	2,265
AmerisourceBergen (A)	490,688	18,901
Amgen (A)	727,796	61,077
Baxter International	396,035	23,239
Biogen Idec *	143,837	21,085
Bristol-Myers Squibb	407,151	13,440
C.R. Bard	3,500	343
Cardinal Health	417,595	16,516
CareFusion *	162,955	4,281
Catamaran *	88,313	7,696
Celgene *	190,900	13,753
Cerner * (A)	4,500	329
CIGNA	400	18
Coventry Health Care	78,468	3,267
Covidien	420,150	23,549
DaVita *	6,700	652
Eli Lilly	750,072	33,686
Express Scripts Holding *	401,959	25,171
Gilead Sciences *	516,086	29,773

Description	Shares	Market Value ($ Thousands)

Haemonetics *	38,240	$2,817
HCA Holdings	340,581	9,724
Henry Schein *	21,500	1,651
Hill-Rom Holdings	52,500	1,456
Humana	48,600	3,406
Intuitive Surgical *	21,500	10,574
Johnson & Johnson (A)	877,862	59,194
Life Technologies *	21,000	1,002
McKesson	250,340	21,807
Medicis Pharmaceutical, Cl A (A)	70,200	2,215
Medtronic	173,976	7,074
Merck	732,927	31,552
Myriad Genetics *	6,700	167
PerkinElmer	522,520	14,265
Pfizer	2,664,156	63,567
Quest Diagnostics	21,780	1,317
Questcor Pharmaceuticals * (A)	18,000	782
St. Jude Medical	54,400	2,054
Stryker	15,200	810
Thermo Fisher Scientific	61,700	3,539
United Therapeutics *	7,100	384
UnitedHealth Group	862,498	46,834
Varian Medical Systems *	4,200	247
VCA Antech *	131,800	2,549
Vertex Pharmaceuticals *	179,690	9,583
WellPoint	147,196	8,813
Zimmer Holdings	26,027	1,608

		651,810

Industrials — 8.3%
3M	78,566	7,275
AGCO * (A)	61,800	2,601
Alaska Air Group *	60,200	2,020
Alliant Techsystems	30,400	1,489
American Reprographics *	156,772	630
Applied Industrial Technologies	18,600	757
Avery Dennison	18,400	574
BE Aerospace *	44,440	1,789
Boeing	185,023	13,211
Caterpillar	316,956	27,046
Cintas (A)	38,300	1,548
Con-way	12,034	365
Cooper Industries, Cl A	186,084	13,612
Copart *	28,900	772
Corrections Corp of America	44,425	1,480
CSX	399,000	8,962
Cummins	110,240	10,705
Danaher	6,200	332
Deere	202,232	15,190
Delta Air Lines *	574,295	4,967
Dover	4,400	254
Dun & Bradstreet	29,200	2,364
Eaton (A)	15,100	675
Emerson Electric	233,808	11,859
EnerSys *	10,400	388
Engility Holdings *	—	—
Equifax	91,588	4,193
Fastenal (A)	99,700	4,296
FedEx	87,211	7,642
Flowserve	13,600	1,736
General Dynamics	64,200	4,206
General Electric	3,830,813	79,336
Harsco	69,790	1,423

3	SEI Institutional Investments Trust / Quarterly Reporting / August 31, 2012

Schedule of Investments (Unaudited)

Large Cap Disciplined Equity Fund

August 31, 2012

Description	Shares	Market Value ($ Thousands)

Honeywell International	1,095,104	$64,009
HUB Group, Cl A *	59,919	1,804
Hubbell, Cl B	6,900	558
Huntington Ingalls Industries *	3,800	152
Illinois Tool Works	23,300	1,381
Ingersoll-Rand	38,300	1,791
Joy Global	88,400	4,719
KBR	48,500	1,314
L-3 Communications Holdings, Cl 3	39,000	2,739
Landstar System	35,355	1,671
Lockheed Martin (A)	27,200	2,479
Masco (A)	257,800	3,651
MasTec * (A)	105,300	1,920
Middleby *	10,100	1,163
Nielsen Holdings *	299,866	8,408
Norfolk Southern	116,800	8,463
Northrop Grumman	93,500	6,254
Oshkosh Truck *	29,700	753
Owens Corning *	28,900	964
Paccar	2,900	116
Pall	33,300	1,848
Parker Hannifin (A)	136,380	10,908
Precision Castparts	1,900	306
Quanta Services *	62,460	1,499
Raytheon	23,100	1,306
Regal-Beloit (A)	32,280	2,197
Robert Half International (A)	127,632	3,357
Rockwell Automation	8,400	605
Roper Industries	18,400	1,891
Ryder System	8,000	320
Snap-on	4,000	278
SPX	26,800	1,713
Stanley Black & Decker	25,600	1,684
Team *	47,260	1,478
Textron (A)	81,300	2,173
Timken	43,800	1,759
Toro	16,000	595
Trimas *	105,940	2,278
Union Pacific	199,535	24,231
United Parcel Service, Cl B	328,443	24,242
United Technologies	228,776	18,268
URS	17,600	641
Waste Management (A)	486,871	16,836
WW Grainger	34,000	7,002

		475,421

Information Technology — 19.2%
Accenture, Cl A	170,000	10,472
Adobe Systems *	28,400	888
Advanced Micro Devices * (A)	485,500	1,806
Akamai Technologies *	38,900	1,459
Amphenol, Cl A	8,700	529
Analog Devices	1,300	52
AOL * (A)	341,930	11,513
Apple	376,164	250,239
Arrow Electronics *	30,853	1,118
Autodesk *	91,975	2,856
Automatic Data Processing	82,700	4,803
Avnet *	138,950	4,476
Baidu ADR *	172,682	19,244
BMC Software *	52,700	2,182
Broadcom, Cl A	7,500	266

Description	Shares	Market Value ($ Thousands)

CA	838,617	$21,829
Cisco Systems	5,065,872	96,657
Citrix Systems *	7,300	567
Cognizant Technology Solutions, Cl A *	8,500	546
Compuware *	190,600	1,906
Comverse Technology *	430	2
CoreLogic *	41,000	1,009
Corning	119,500	1,433
Dell *	863,400	9,143
Diebold	17,604	574
Dolby Laboratories, Cl A *	19,300	640
eBay *	55,500	2,635
Echo Global Logistics * (A)	79,059	1,400
EMC *	857,950	22,556
F5 Networks *	136,605	13,318
Fiserv *	39,545	2,820
FleetCor Technologies *	11,855	512
FLIR Systems	116,000	2,297
Google, Cl A *	79,284	54,317
Harris	21,200	997
Hewlett-Packard (A)	504,031	8,508
Ingram Micro, Cl A *	39,800	608
Intel	2,767,610	68,720
International Business Machines (A)	566,694	110,420
Intuit	138,400	8,102
j2 Global (A)	57,870	1,705
Jabil Circuit (A)	110,000	2,506
JDS Uniphase *	87,400	978
Kla-Tencor	104,400	5,357
Lam Research * (A)	23,012	785
Lender Processing Services	23,500	660
Lexmark International, Cl A (A)	33,000	716
LSI *	367,700	2,864
Mastercard, Cl A	43,734	18,495
Microchip Technology (A)	11,100	386
Micron Technology * (A)	75,700	470
Microsemi *	76,900	1,531
Microsoft	2,907,830	89,619
Molex (A)	38,800	1,030
Motorola Solutions	49,000	2,335
NetApp *	7,900	273
Netscout Systems * (A)	113,900	2,705
Nvidia *	101,000	1,417
ON Semiconductor *	287,460	1,791
Oracle	2,160,177	68,370
Paychex (A)	52,600	1,749
Qualcomm	883,034	54,271
Red Hat *	86,210	4,831
Responsys *	66,000	633
SAIC (A)	93,000	1,136
SanDisk *	3,100	128
Seagate Technology	199,221	6,377
SolarWinds *	41,501	2,278
SS&C Technologies Holdings * (A)	60,226	1,336
Symantec *	164,888	2,940
TE Connectivity	22,400	788
Tech Data *	5,200	253
Teradata *	13,900	1,062
Teradyne * (A)	132,600	2,071
Texas Instruments	828,496	24,060

4	SEI Institutional Investments Trust / Quarterly Reporting / August 31, 2012

Schedule of Investments (Unaudited)

Large Cap Disciplined Equity Fund

August 31, 2012

Description	Shares	Market Value ($ Thousands)

Total System Services	29,600	$686
Unisys *	15,200	321
VeriSign * (A)	113,564	5,415
Visa, Cl A	228,482	29,303
Western Digital *	19,300	807
Western Union	293,091	5,161
Xilinx (A)	77,680	2,634
Yahoo! *	457,514	6,702

		1,102,354

Materials — 3.7%
Air Products & Chemicals	4,700	388
Airgas	43,500	3,614
Allegheny Technologies	248,165	7,356
Ball	236,554	9,975
Carpenter Technology	25,100	1,186
CF Industries Holdings	56,100	11,613
Cliffs Natural Resources	11,800	423
Cytec Industries	25,800	1,767
Domtar	4,200	304
Dow Chemical	137,400	4,027
E.I. du Pont de Nemours	410,981	20,446
Eastman Chemical	93,700	5,178
Ecolab (A)	81,000	5,186
FMC	15,600	847
Freeport-McMoRan Copper & Gold, Cl B	936,137	33,804
International Paper	55,500	1,918
LyondellBasell Industries, Cl A	15,200	742
Monsanto	283,822	24,724
Mosaic	115,030	6,661
Newmont Mining	36,700	1,860
Nucor	23,800	896
Owens-Illinois *	245,400	4,290
PPG Industries	24,700	2,718
Praxair	175,513	18,517
Reliance Steel & Aluminum	24,092	1,239
Rock-Tenn, Cl A	35,360	2,361
Rockwood Holdings	33,180	1,571
Royal Gold (A)	120,871	10,639
RPM International	83,783	2,297
Schweitzer-Mauduit International (A)	78,560	2,536
Sherwin-Williams (A)	72,787	10,414
Sigma-Aldrich (A)	35,400	2,514
Silver Wheaton	37,745	1,306
Southern Copper (A)	74,500	2,424
Steel Dynamics	56,800	694
US Silica Holdings * (A)	147,600	1,757
Vulcan Materials	16,800	654
Walter Industries	58,700	1,919

		210,765

Telecommunication Services — 1.6%
AT&T	997,585	36,552
CenturyLink (A)	112,820	4,768
Crown Castle International *	178,970	11,357
Verizon Communications	894,395	38,405

		91,082

Utilities — 2.2%
AES	2,803,515	31,932
AGL Resources	1,359	54
Ameren	79,000	2,585

Description	Shares/Face Amount ($ Thousands)	Market Value ($ Thousands)

American Electric Power	4,700	$202
American Water Works	80,300	2,961
California Water Service Group	61,400	1,123
CMS Energy	25,000	577
Consolidated Edison (A)	3,400	206
Dominion Resources	117,500	6,166
DTE Energy (A)	154,705	9,035
Duke Energy	195,998	12,697
Edison International	34,300	1,502
El Paso Electric	14,800	490
Entergy	50,700	3,452
Exelon	32,389	1,181
FirstEnergy	27,156	1,187
New Jersey Resources	50,160	2,248
NextEra Energy (A)	315,975	21,268
NiSource	107,100	2,607
Northwest Natural Gas	48,100	2,365
NV Energy	94,500	1,657
ONEOK	96,700	4,306
PG&E	13,500	586
PPL	72,800	2,135
Public Service Enterprise Group	146,700	4,644
SCANA (A)	44,200	2,093
Sempra Energy	35,000	2,317
Southern	120,100	5,444
Wisconsin Energy (A)	19,000	721
Xcel Energy	34,300	957

		128,698

Total Common Stock (Cost $4,412,779) ($ Thousands)		4,967,717

EXCHANGE TRADED FUND — 0.0%
SPDR S&P 500 ETF Trust (A)	10,633	1,502

Total Exchange Traded Fund (Cost $1,405) ($ Thousands)		1,502

AFFILIATED PARTNERSHIPS — 15.3%
SEI LIBOR Plus Portfolio †	71,405,939	523,405
SEI Liquidity Fund, L.P.
0.160% † ** (B)	361,635,309	354,029

Total Affiliated Partnerships (Cost $1,051,447) ($ Thousands)		877,434

CASH EQUIVALENT — 5.3%
SEI Daily Income Trust, Prime Obligation Fund, Cl A 0.060% † **	303,347,104	303,347

Total Cash Equivalent (Cost $303,347) ($ Thousands)		303,347

U.S. TREASURY OBLIGATIONS (C) (D) — 1.2%
U.S. Treasury Bills
0.135%, 12/20/2012	$2,200	2,199
0.058%, 09/20/2012	63,209	63,207

5	SEI Institutional Investments Trust / Quarterly Reporting / August 31, 2012

Schedule of Investments (Unaudited)

Large Cap Disciplined Equity Fund

August 31, 2012

Description	Market Value ($ Thousands)

Total U.S. Treasury Obligations (Cost $65,406) ($ Thousands)	$65,406

Total Investments — 108.5% (Cost $5,834,384) ($ Thousands) ††	$6,215,406

A list of the open futures contracts held by the Fund at August 31, 2012, are as follows:

Type of Contract	Number of Contracts Long	Expiration Date	Unrealized Appreciation ($ Thousands)
S&P 500 Index E-MINI	407	Sep-2012	$1,769
S&P Composite Index	1,825	Sep-2012	59,542

			$61,311

For the period ended August 31, 2012, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

Percentages are based on a Net Assets of $5,727,828 ($ Thousands)

*	Non-income producing security.

**	The rate reported is the 7-day effective yield as of August 31, 2012.

†	Investment in Affiliated Security.

††	At August 31, 2012, the tax basis cost of the Fund’s investments was $5,834,384 ($ Thousands), and the unrealized appreciation and depreciation were $666,326 ($ Thousands) and ($285,304) ($ Thousands), respectively.

‡	Real Estate Investment Trust.

(A)	This security or a partial position of this security is on loan at August 31, 2012. The total value of securities on loan at August 31, 2012 was $355,232 ($ Thousands).

(B)	This security was purchased with cash collateral held from securities on loan. The total value of such securities as of August 31, 2012 was $354,029 ($ Thousands).

(C)	Security, or portion thereof, has been pledged as collateral on open futures contracts.

(D)	The rate reported is the effective yield at time of purchase.

ADR — American Depositary Receipt

Cl — Class

ETF — Exchange Traded Fund

LIBOR — London Interbank Offered Rate

L.P. — Limited Partnership

S&P — Standard & Poor’s

SPDR — Standard & Poor’s Depository Receipt

The following is a list of the inputs used as of August 31, 2012, in valuing the Fund’s investments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	4,967,717	—	—	4,967,717
Exchange Traded Fund	1,502	—	—	1,502
Affiliated Partnerships	523,405	354,029	—	877,434
Cash Equivalent	303,347	—	—	303,347
U.S. Treasury
Obligations	—	65,406	—	65,406

Total Investments in Securities	$5,795,971	$419,435	$—	$6,215,406

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Future Contract*	$61,311	$—	$—	$61,311

*	Futures contracts are valued at the unrealized appreciation on the instrument.

For the period ended August 31, 2012, there were no transfers between Level 1 and

Level 2 assets and liabilities.

For the period ended August 31, 2012, there were no transfers between Level 2 and

Level 3 assets and liabilities.

Amounts designated as “—” are $0 or have been rounded to $0.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

6	SEI Institutional Investments Trust / Quarterly Reporting / August 31, 2012

Schedule of Investments (Unaudited)

Large Cap Index Fund

August 31, 2012

Description	Shares	Market Value ($ Thousands)

COMMON STOCK — 97.4%

Consumer Discretionary — 11.7%
Aaron’s	6,900	$206
Abercrombie & Fitch, Cl A (A)	9,602	346
Advance Auto Parts	9,708	690
Allison Transmission Holdings (A)	2,500	45
Amazon.com *	44,789	11,118
AMC Networks, Cl A *	4,885	192
American Eagle Outfitters	24,371	542
Apollo Group, Cl A *	9,564	257
Ascena Retail Group *	11,300	224
AutoNation * (A)	2,832	114
AutoZone *	4,507	1,630
Bally Technologies *	4,500	199
Bed Bath & Beyond *	27,215	1,828
Best Buy (A)	38,047	675
Big Lots *	9,600	292
BorgWarner * (A)	13,682	941
Brinker International	7,283	251
Cablevision Systems, Cl A	21,442	321
Carmax *	27,560	843
Carnival	48,800	1,692
Carter’s *	4,500	251
CBS, Cl B	82,069	2,982
Charter Communications, Cl A *	4,900	381
Chico’s FAS	25,300	479
Chipotle Mexican Grill, Cl A *	3,719	1,074
Choice Hotels International (A)	2,584	81
Cinemark Holdings	10,600	248
Clear Channel Outdoor Holdings, Cl A	700	4
Coach	36,867	2,143
Comcast, Cl A	332,525	11,150
Darden Restaurants (A)	15,522	806
Deckers Outdoor * (A)	3,500	173
Delphi Automotive *	39,000	1,181
DeVry	7,600	147
Dick’s Sporting Goods	12,358	615
Dillard’s, Cl A (A)	2,800	210
DIRECTV *	82,139	4,279
Discovery Communications, Cl A *	30,000	1,645
DISH Network, Cl A	24,662	789
Dollar General *	21,900	1,118
Dollar Tree *	27,358	1,318
DR Horton	34,068	647
DreamWorks Animation SKG, Cl A * (A)	6,434	109
DSW, Cl A	3,600	232
Dunkin’ Brands Group (A)	7,500	219
Expedia (A)	9,567	491
Family Dollar Stores	11,662	742
Foot Locker	18,569	642
Ford Motor (A)	470,284	4,392
Fossil *	7,500	637
GameStop, Cl A (A)	14,000	267
Gannett	34,659	529
Gap	36,021	1,290
Garmin	13,500	545

Description	Shares	Market Value ($ Thousands)

General Motors *	89,700	$1,915
Gentex (A)	13,932	244
Genuine Parts	18,471	1,167
GNC Holdings, Cl A	6,800	264
Goodyear Tire & Rubber *	24,452	298
Guess?	5,100	133
H&R Block	29,025	480
Hanesbrands *	13,843	449
Harley-Davidson	27,403	1,150
Harman International Industries	6,668	307
Hasbro (A)	15,667	588
Home Depot	189,615	10,761
HomeAway * (A)	4,300	102
Hyatt Hotels, Cl A *	3,800	144
International Game Technology	28,443	350
Interpublic Group	58,775	625
ITT Educational Services *	1,921	61
J.C. Penney (A)	22,351	583
Jarden (A)	8,200	396
John Wiley & Sons, Cl A	4,242	209
Johnson Controls (A)	86,745	2,360
Kohl’s	28,619	1,494
Lamar Advertising, Cl A *	8,240	273
Las Vegas Sands (A)	50,893	2,157
Lear	10,000	388
Leggett & Platt	14,019	333
Lennar, Cl A (A)	19,830	643
Liberty Global, Cl A *	30,771	1,701
Liberty Interactive, Cl A *	66,047	1,205
Liberty Media - Liberty Capital, Cl A *	12,820	1,337
Liberty Ventures, Ser A *	3,302	152
Limited Brands (A)	28,457	1,383
LKQ *	18,000	679
Lowe’s	150,410	4,284
Macy’s	53,130	2,142
Madison Square Garden, Cl A *	6,260	264
Marriott International, Cl A (A)	30,187	1,138
Mattel	40,142	1,410
McDonald’s	125,880	11,265
McGraw-Hill	32,839	1,681
MGM Resorts International *	57,739	569
Michael Kors Holdings *	12,100	653
Mohawk Industries *	7,766	560
Morningstar (A)	2,100	125
NetFlix * (A)	8,300	496
Newell Rubbermaid	38,365	688
News, Cl A	261,185	6,109
NIKE, Cl B	45,317	4,412
Nordstrom	18,712	1,082
NVR *	524	434
Omnicom Group (A)	32,044	1,646
O’Reilly Automotive *	14,940	1,269
Pandora Media * (A)	12,800	154
Panera Bread, Cl A *	4,062	629
Penn National Gaming *	6,089	239
PetSmart	12,973	920
Polaris Industries (A)	8,600	647
priceline.com * (A)	6,300	3,809
PulteGroup * (A)	46,745	639
PVH	9,200	864

1	SEI Institutional Investments Trust / Quarterly Reporting / August 31, 2012

Schedule of Investments (Unaudited)

Large Cap Index Fund

August 31, 2012

Description	Shares	Market Value ($ Thousands)

Ralph Lauren, Cl A	7,280	$1,155
Regal Entertainment Group, Cl A (A)	7,388	103
Ross Stores	26,553	1,837
Royal Caribbean Cruises	20,800	562
Sally Beauty Holdings *	21,000	578
Scripps Networks Interactive, Cl A	11,272	666
Sears Holdings * (A)	3,428	181
Service International	31,494	411
Signet Jewelers (A)	11,700	537
Sirius XM Radio * (A)	453,400	1,147
Staples (A)	82,064	896
Starbucks	94,906	4,708
Starwood Hotels & Resorts Worldwide	23,384	1,289
Target	82,585	5,293
Tempur-Pedic International * (A)	6,000	187
Tesla Motors * (A)	7,200	205
Thomson Reuters	43,900	1,249
Thor Industries	3,800	120
Tiffany	15,225	943
Time Warner (A)	120,079	4,989
Time Warner Cable, Cl A	39,384	3,498
TJX	92,908	4,254
Toll Brothers *	20,351	666
Tractor Supply (A)	8,700	831
TripAdvisor * (A)	9,467	316
TRW Automotive Holdings *	13,693	599
Tupperware Brands	6,500	348
Ulta Salon Cosmetics & Fragrance	7,652	719
Under Armour, Cl A * (A)	9,600	559
Urban Outfitters * (A)	10,720	402
VF (A)	10,317	1,575
Viacom, Cl B	66,569	3,329
Virgin Media (A)	33,220	916
Visteon *	8,300	382
Walt Disney	221,372	10,951
Washington Post, Cl B (A)	657	232
Weight Watchers International	1,962	94
Wendy’s	26,800	115
Whirlpool	9,387	708
Williams-Sonoma	9,462	388
Wyndham Worldwide (A)	17,468	911
Wynn Resorts	9,596	990
Yum! Brands	57,948	3,693

		210,213

Consumer Staples — 9.8%
Altria Group	252,540	8,576
Archer-Daniels-Midland	84,179	2,252
Avon Products	52,006	804
Beam	18,720	1,092
Brown-Forman, Cl B	17,727	1,136
Bunge (A)	17,300	1,101
Campbell Soup (A)	21,178	744
Church & Dwight	17,507	958
Clorox	15,403	1,121
Coca-Cola (A)	479,640	17,939

Description	Shares	Market Value ($ Thousands)

Coca-Cola Enterprises	35,715	$1,055
Colgate-Palmolive	59,475	6,323
ConAgra Foods	49,186	1,235
Constellation Brands, Cl A *	19,831	653
Costco Wholesale	54,081	5,293
CVS Caremark	159,352	7,258
Dean Foods *	19,287	317
Dr. Pepper Snapple Group (A)	25,100	1,125
Energizer Holdings	8,841	609
Estee Lauder, Cl A	27,108	1,625
Flowers Foods (A)	10,050	207
Fresh Market *	2,500	144
General Mills	81,792	3,217
Green Mountain Coffee Roasters * (A)	19,700	479
Herbalife	14,200	687
Hershey	17,698	1,271
Hillshire Brands	18,000	469
HJ Heinz (A)	40,837	2,275
Hormel Foods	18,478	531
Ingredion	8,300	447
JM Smucker	13,311	1,131
Kellogg	28,503	1,444
Kimberly-Clark	49,218	4,115
Kraft Foods, Cl A	219,906	9,133
Kroger	66,073	1,472
Lorillard	16,750	2,102
McCormick (A)	15,793	970
Mead Johnson Nutrition, Cl A	23,886	1,752
Molson Coors Brewing, Cl B (A)	15,562	693
Monster Beverage *	17,100	1,008
Nu Skin Enterprises, Cl A (A)	5,200	216
PepsiCo	193,352	14,004
Philip Morris International	210,468	18,795
Procter & Gamble	337,974	22,708
Ralcorp Holdings *	6,100	433
Reynolds American	38,520	1,776
Safeway (A)	25,320	396
Smithfield Foods *	16,175	312
Sysco (A)	74,848	2,268
Tyson Foods, Cl A	41,365	648
Walgreen	108,525	3,881
Wal-Mart Stores	208,879	15,165
Whole Foods Market	23,452	2,269

		177,634

Energy — 10.2%
Alpha Natural Resources *	20,365	121
Anadarko Petroleum	62,640	4,339
Apache	49,059	4,207
Atwood Oceanics * (A)	5,600	259
Baker Hughes	55,840	2,546
Cabot Oil & Gas	25,000	1,035
Cameron International *	28,944	1,584
CARBO Ceramics (A)	1,700	120
Cheniere Energy *	30,800	455
Chesapeake Energy (A)	77,966	1,509
Chevron	243,202	27,278
Cimarex Energy	10,500	601
Cobalt International Energy *	24,900	565
Concho Resources *	12,400	1,113

2	SEI Institutional Investments Trust / Quarterly Reporting / August 31, 2012

Schedule of Investments (Unaudited)

Large Cap Index Fund

August 31, 2012

Description	Shares	Market Value ($ Thousands)

ConocoPhillips	156,876	$8,909
Consol Energy	27,444	829
Continental Resources *	4,800	355
Denbury Resources *	47,324	733
Devon Energy	51,213	2,962
Diamond Offshore Drilling (A)	8,509	570
Dresser-Rand Group *	10,434	528
Energen	7,037	359
EOG Resources	33,945	3,676
EQT	15,766	851
EXCO Resources (A)	13,400	92
Exxon Mobil	575,538	50,244
FMC Technologies *	28,220	1,322
Golar LNG (A)	4,000	156
Halliburton	116,097	3,803
Helmerich & Payne	11,850	541
Hess	35,712	1,805
HollyFrontier	24,726	996
Kinder Morgan	62,522	2,236
Kosmos Energy *	9,200	89
Laredo Petroleum Holdings *	2,000	44
Marathon Oil	89,876	2,500
Marathon Petroleum	43,588	2,256
McDermott International *	34,300	382
Murphy Oil	22,954	1,178
Nabors Industries *	36,000	532
National Oilwell Varco	53,480	4,214
Newfield Exploration *	16,699	545
Noble Energy	22,862	2,010
Occidental Petroleum	100,654	8,557
Oceaneering International	13,200	707
Oil States International *	7,000	548
Patterson-UTI Energy	15,532	236
Peabody Energy (A)	33,074	715
Phillips 66	78,888	3,313
Pioneer Natural Resources (A)	14,544	1,416
Plains Exploration & Production *	15,691	617
QEP Resources	21,746	624
Range Resources	19,139	1,248
Rowan, Cl A *	16,686	587
RPC (A)	5,550	68
SandRidge Energy * (A)	50,300	330
Schlumberger	165,063	11,947
SEACOR Holdings *	1,700	146
SM Energy	7,000	331
Southwestern Energy *	41,176	1,282
Spectra Energy	83,309	2,354
Sunoco	14,656	692
Superior Energy Services *	22,100	459
Teekay	3,800	112
Tesoro	19,446	773
Tidewater	4,670	221
Ultra Petroleum * (A)	21,600	444
Unit *	3,727	148
Valero Energy	70,736	2,211
Whiting Petroleum *	15,600	694
Williams	79,646	2,570
World Fuel Services (A)	6,600	246
WPX Energy *	22,248	347

		184,392

Description	Shares	Market Value ($ Thousands)

Financials — 15.0%
ACE	42,800	$3,156
Affiliated Managers Group *	6,220	732
Aflac	59,356	2,741
Alexander & Baldwin *	3,882	115
Alexandria Real Estate Equities ‡ (A)	8,300	613
Alleghany *	2,104	709
Allied World Assurance Holdings	3,800	298
Allstate	62,625	2,335
American Campus Communities ‡ (A)	11,400	532
American Capital *	46,200	508
American Capital Agency ‡ (A)	40,259	1,403
American Express	124,534	7,260
American Financial Group	8,114	305
American International Group *	81,823	2,809
American National Insurance	222	16
American Tower, Cl A ‡	49,722	3,500
Ameriprise Financial	25,800	1,417
Annaly Capital Management ‡ (A)	124,811	2,161
Aon	41,844	2,174
Apartment Investment & Management, Cl A ‡	17,899	474
Arch Capital Group *	16,500	659
Ares Capital	35,523	613
Arthur J Gallagher	16,004	572
Aspen Insurance Holdings	9,500	276
Associated Banc	15,584	202
Assurant (A)	10,893	384
Assured Guaranty	14,000	185
AvalonBay Communities ‡ (A)	11,141	1,577
Axis Capital Holdings	15,100	514
Bank of America	1,335,063	10,667
Bank of Hawaii	3,582	166
Bank of New York Mellon	150,509	3,392
BankUnited	3,500	88
BB&T	88,606	2,795
Berkshire Hathaway, Cl B *	219,800	18,538
BioMed Realty Trust, Cl ‡ (A)	14,200	263
BlackRock, Cl A	16,185	2,854
BOK Financial (A)	2,275	131
Boston Properties ‡ (A)	19,184	2,151
Brandywine Realty Trust ‡ (A)	12,200	149
BRE Properties ‡	9,520	475
Brown & Brown	17,724	465
Camden Property Trust ‡	9,747	677
Capital One Financial	72,825	4,117
CapitalSource	19,982	139
Capitol Federal Financial	17,624	209
CBL & Associates Properties ‡	22,400	479
CBOE Holdings	8,200	233
CBRE Group, Cl A * (A)	42,817	741
Charles Schwab (A)	126,085	1,701
Chimera Investment ‡	92,300	234
Chubb	34,318	2,536
Cincinnati Financial (A)	17,786	688

3	SEI Institutional Investments Trust / Quarterly Reporting / August 31, 2012

Schedule of Investments (Unaudited)

Large Cap Index Fund

August 31, 2012

Description	Shares	Market Value ($ Thousands)

CIT Group *	24,100	$910
Citigroup	363,204	10,791
City National	5,838	300
CME Group, Cl A	42,470	2,332
CNA Financial	1,700	44
Comerica	23,853	732
Commerce Bancshares	6,941	279
CommonWealth ‡	6,325	95
Corporate Office Properties Trust ‡ (A)	8,200	183
Cullen/Frost Bankers (A)	8,068	449
DDR ‡ (A)	34,900	531
Digital Realty Trust ‡ (A)	14,400	1,073
Discover Financial Services	67,389	2,610
Douglas Emmett ‡ (A)	19,600	470
Duke Realty ‡	36,409	528
E*Trade Financial *	30,600	262
East West Bancorp	14,100	309
Eaton Vance (A)	10,910	296
Endurance Specialty Holdings	3,300	125
Equity Lifestyle Properties ‡	3,800	261
Equity Residential ‡	38,387	2,319
Erie Indemnity, Cl A	2,119	135
Essex Property Trust ‡ (A)	4,569	694
Everest Re Group	6,900	715
Extra Space Storage ‡	15,300	522
Federal Realty Investment Trust ‡	7,696	831
Federated Investors, Cl B (A)	9,458	201
Fidelity National Financial, Cl A (A)	32,004	603
Fifth Third Bancorp	108,182	1,638
First Citizens BancShares, Cl A	300	49
First Horizon National	21,256	190
First Niagara Financial Group	31,800	251
First Republic Bank	10,500	343
Forest City Enterprises, Cl A *	12,542	189
Franklin Resources	17,903	2,102
Fulton Financial	15,295	149
General Growth Properties ‡ (A)	62,653	1,289
Genworth Financial, Cl A *	44,092	233
Goldman Sachs Group	61,275	6,478
Hanover Insurance Group	6,193	221
Hartford Financial Services Group	52,910	949
Hatteras Financial ‡	9,000	261
HCC Insurance Holdings	10,441	345
HCP ‡	53,474	2,452
Health Care ‡ (A)	29,583	1,729
Home Properties ‡	7,300	466
Hospitality Properties Trust ‡	12,166	293
Host Hotels & Resorts ‡ (A)	85,040	1,301
Howard Hughes *	2,573	169
Hudson City Bancorp	54,128	389
Huntington Bancshares	105,334	695
Interactive Brokers Group, Cl A	2,200	30
IntercontinentalExchange *	8,600	1,176
Invesco	53,100	1,257
Janus Capital Group	16,465	144
Jefferies Group	12,114	178
Jones Lang LaSalle	4,600	332

Description	Shares	Market Value ($ Thousands)

JPMorgan Chase	470,034	$17,457
Kemper	4,460	136
Keycorp	114,095	962
Kilroy Realty ‡ (A)	11,000	519
Kimco Realty ‡ (A)	48,644	988
Lazard, Cl A (A)	16,300	464
Legg Mason	19,581	481
Leucadia National	24,420	522
Liberty Property Trust ‡	10,606	391
Lincoln National	34,688	805
Loews	36,736	1,493
LPL Financial Holdings	5,700	163
M&T Bank (A)	14,934	1,298
Macerich ‡	15,911	948
Mack-Cali Realty ‡	7,998	214
Markel *	1,350	587
Marsh & McLennan	69,665	2,380
MBIA *	13,559	148
Mercury General	2,396	92
MetLife	107,109	3,656
MFA Mortgage Investments ‡	32,900	269
Mid-America Apartment Communities ‡	3,800	258
Moody’s (A)	23,427	928
Morgan Stanley	195,178	2,928
MSCI, Cl A *	16,500	579
NASDAQ OMX Group	11,100	254
National Retail Properties ‡ (A)	16,000	497
New York Community Bancorp (A)	57,272	760
Northern Trust	25,505	1,184
NYSE Euronext	30,600	766
Old Republic International	27,690	239
PartnerRe	9,100	668
People’s United Financial	51,034	611
Piedmont Office Realty Trust, Cl A ‡ (A)	15,800	268
Plum Creek Timber ‡ (A)	19,521	799
PNC Financial Services Group	66,422	4,129
Popular *	10,653	169
Post Properties ‡	5,000	255
Principal Financial Group	35,908	985
ProAssurance	2,800	250
Progressive (A)	71,980	1,406
Prologis ‡ (A)	53,918	1,842
Protective Life	13,009	368
Prudential Financial	58,963	3,214
Public Storage ‡	18,168	2,645
Raymond James Financial (A)	14,221	501
Rayonier ‡	14,804	725
Realty Income ‡ (A)	16,200	683
Regency Centers ‡	11,108	544
Regions Financial	167,387	1,165
Reinsurance Group of America, Cl A	9,999	587
RenaissanceRe Holdings	7,500	579
Retail Properties of America, Cl A ‡	11,300	127
SEI (B)	14,442	314
Senior Housing Properties Trust ‡	22,000	487

4	SEI Institutional Investments Trust / Quarterly Reporting / August 31, 2012

Schedule of Investments (Unaudited)

Large Cap Index Fund

August 31, 2012

Description	Shares	Market Value ($ Thousands)

Signature Bank NY *	7,300	$472
Simon Property Group ‡	37,781	5,996
SL Green Realty ‡ (A)	10,768	868
SLM	58,314	919
St. Joe * (A)	3,961	76
StanCorp Financial Group	3,742	117
State Street	62,194	2,587
SunTrust Banks	63,346	1,594
SVB Financial Group *	4,100	238
Synovus Financial (A)	70,572	147
T. Rowe Price Group (A)	29,880	1,836
Tanger Factory Outlet Centers ‡	14,000	470
Taubman Centers ‡	7,200	576
TCF Financial (A)	14,501	161
TD Ameritrade Holding (A)	31,945	547
TFS Financial *	3,700	33
Torchmark	12,025	615
Travelers	49,175	3,184
UDR ‡	29,793	752
Unum Group	34,805	679
US Bancorp	235,397	7,865
Validus Holdings	9,426	316
Valley National Bancorp (A)	16,916	164
Ventas ‡	36,892	2,416
Vornado Realty Trust ‡ (A)	21,736	1,764
Waddell & Reed Financial, Cl A	7,600	225
Washington Federal	8,863	143
Weingarten Realty Investors ‡	11,967	334
Wells Fargo	604,566	20,573
Weyerhaeuser ‡	63,192	1,574
White Mountains Insurance Group	647	337
WR Berkley	15,014	561
XL Group, Cl A	40,000	925
Zions Bancorporation (A)	25,702	495

		271,272

Health Care — 11.3%
Abbott Laboratories	194,676	12,759
Aetna	40,834	1,568
Agilent Technologies	40,864	1,518
Alere * (A)	9,300	175
Alexion Pharmaceuticals * (A)	24,400	2,616
Allergan	38,296	3,299
Allscripts Healthcare Solutions *	17,100	180
AMERIGROUP *	6,900	627
AmerisourceBergen (A)	30,024	1,157
Amgen (A)	96,558	8,103
Ariad Pharmaceuticals *	24,600	506
Baxter International	69,175	4,059
Becton Dickinson (A)	23,744	1,804
Biogen Idec *	30,000	4,398
BioMarin Pharmaceutical * (A)	17,300	646
Bio-Rad Laboratories, Cl A *	1,800	181
Boston Scientific *	171,339	925
Bristol-Myers Squibb	210,159	6,937
Brookdale Senior Living, Cl A *	8,900	193
Bruker *	7,600	92
C.R. Bard	9,985	980
Cardinal Health	40,529	1,603
CareFusion *	30,564	803

Description	Shares	Market Value ($ Thousands)

Catamaran *	12,174	$1,061
Celgene *	55,380	3,990
Cerner * (A)	17,148	1,254
Charles River Laboratories International * (A)	4,443	161
CIGNA	33,955	1,554
Community Health Systems *	9,062	245
Cooper	6,604	554
Covance *	8,136	389
Coventry Health Care	18,562	773
Covidien	60,800	3,408
DaVita *	11,208	1,090
Dentsply International (A)	17,298	627
Edwards Lifesciences *	13,514	1,380
Eli Lilly	127,861	5,742
Endo Health Solutions * (A)	17,097	544
Express Scripts Holding *	100,336	6,283
Forest Laboratories *	31,573	1,095
Gilead Sciences *	94,517	5,453
HCA Holdings	22,200	634
Health Management Associates, Cl A *	22,722	174
Health Net *	8,102	188
Henry Schein *	10,784	828
Hill-Rom Holdings	4,724	131
Hologic *	34,800	683
Hospira * (A)	20,081	674
Humana	19,275	1,351
Idexx Laboratories * (A)	7,252	689
Illumina * (A)	15,105	636
Incyte * (A)	8,900	178
Intuitive Surgical *	5,100	2,508
Johnson & Johnson (A)	338,709	22,839
Laboratory Corp of America Holdings * (A)	11,511	1,012
Life Technologies *	21,370	1,020
LifePoint Hospitals *	6,576	266
McKesson	29,966	2,610
Medivation *	5,000	524
MEDNAX *	4,700	326
Medtronic	129,585	5,269
Merck	375,743	16,176
Mettler Toledo International *	3,836	633
Mylan Laboratories *	50,819	1,198
Myriad Genetics *	11,300	282
Omnicare	12,831	415
Onyx Pharmaceuticals *	7,900	568
Patterson	9,583	326
PerkinElmer	16,234	443
Perrigo (A)	11,000	1,210
Pfizer	923,680	22,039
QIAGEN *	29,200	518
Quest Diagnostics	18,844	1,140
Regeneron Pharmaceuticals * (A)	9,100	1,347
ResMed (A)	18,835	708
Salix Pharmaceuticals *	5,400	237
Sirona Dental Systems *	5,600	298
St. Jude Medical	36,946	1,395
Stryker	39,704	2,115
Techne	3,341	229

5	SEI Institutional Investments Trust / Quarterly Reporting / August 31, 2012

Schedule of Investments (Unaudited)

Large Cap Index Fund

August 31, 2012

Description	Shares	Market Value ($ Thousands)

Teleflex	4,240	$280
Tenet Healthcare *	37,494	195
Thermo Fisher Scientific	46,625	2,674
Thoratec * (A)	6,400	217
United Therapeutics *	5,300	287
UnitedHealth Group	129,020	7,006
Universal Health Services, Cl B (A)	8,776	351
Varian Medical Systems * (A)	13,530	795
VCA Antech *	6,939	134
Vertex Pharmaceuticals *	25,000	1,333
Warner Chilcott, Cl A	15,200	207
Waters *	10,672	856
Watson Pharmaceuticals *	15,118	1,230
WellPoint	42,131	2,522
Zimmer Holdings	20,825	1,286

		203,922

Industrials — 10.2%
3M	86,233	7,985
AECOM Technology *	10,700	207
AGCO *	12,000	505
Air Lease, Cl A *	7,900	163
Alliant Techsystems	2,736	134
Ametek	28,880	991
Armstrong World Industries	1,900	83
Avery Dennison	10,510	328
Babcock & Wilcox *	11,250	278
BE Aerospace *	14,166	570
Boeing	93,291	6,661
C.H. Robinson Worldwide	19,386	1,098
Carlisle	9,366	490
Caterpillar	81,188	6,928
Chicago Bridge & Iron	9,600	353
Cintas (A)	12,357	500
Clean Harbors *	4,400	239
CNH Global	2,400	95
Colfax *	4,000	132
Con-way	4,423	134
Cooper Industries, Cl A	18,800	1,375
Copa Holdings, Cl A	2,900	225
Copart *	11,118	297
Corrections Corp of America	10,400	346
Covanta Holding (A)	10,200	174
Crane	4,200	159
CSX	131,596	2,956
Cummins	24,512	2,380
Danaher (A)	73,002	3,911
Deere	50,019	3,757
Delta Air Lines *	101,500	878
Donaldson (A)	18,244	644
Dover	21,757	1,258
Dun & Bradstreet	4,456	361
Eaton (A)	39,552	1,769
Emerson Electric	91,820	4,657
Engility Holdings *	1,546	29
Equifax	14,656	671
Exelis	16,602	168
Expeditors International of Washington	25,448	932
Fastenal (A)	34,824	1,501

Description	Shares	Market Value ($ Thousands)

FedEx	39,744	$3,483
Flowserve	6,600	842
Fluor	20,208	1,041
Fortune Brands Home & Security *	23,020	587
Gardner Denver	7,200	434
GATX	3,600	148
General Cable * (A)	4,700	127
General Dynamics	40,372	2,645
General Electric	1,306,023	27,048
Graco	9,224	456
GrafTech International *	11,500	108
Harsco	7,570	154
Hertz Global Holdings * (A)	36,700	520
Honeywell International	97,190	5,681
Hubbell, Cl B	7,892	638
Huntington Ingalls Industries *	4,096	164
IDEX	8,093	323
IHS, Cl A *	6,100	696
Illinois Tool Works (A)	53,780	3,189
Ingersoll-Rand	35,100	1,641
Iron Mountain	21,263	698
ITT	8,251	164
Jacobs Engineering Group *	17,002	672
JB Hunt Transport Services	10,972	575
Joy Global	12,833	685
Kansas City Southern	13,100	1,013
KAR Auction Services *	2,100	37
KBR	18,480	501
Kennametal	8,000	295
Kirby *	5,200	274
L-3 Communications Holdings, Cl 3	11,677	820
Landstar System	3,965	188
Lennox International	8,100	385
Lincoln Electric Holdings	8,200	338
Lockheed Martin (A)	33,029	3,010
Manitowoc	12,100	156
Manpower (A)	11,584	430
Masco (A)	38,709	548
Matson	3,882	88
MRC Global *	3,500	77
MSC Industrial Direct, Cl A	6,920	479
Navistar International * (A)	6,100	134
Nielsen Holdings *	12,500	351
Nordson	6,700	394
Norfolk Southern	41,233	2,988
Northrop Grumman (A)	32,178	2,153
Oshkosh Truck *	8,159	207
Owens Corning *	16,900	564
Paccar	41,770	1,667
Pall (A)	14,045	780
Parker Hannifin	17,804	1,424
Pentair (A)	12,261	521
Pitney Bowes (A)	18,085	242
Polypore International * (A)	3,600	117
Precision Castparts	18,346	2,955
Quanta Services *	23,400	562
Raytheon	42,468	2,400
Regal-Beloit	4,900	333
Republic Services, Cl A	36,142	999

6	SEI Institutional Investments Trust / Quarterly Reporting / August 31, 2012

Schedule of Investments (Unaudited)

Large Cap Index Fund

August 31, 2012

Description	Shares	Market Value ($ Thousands)

Robert Half International (A)	14,076	$370
Rockwell Automation	16,904	1,218
Rockwell Collins (A)	17,379	849
Rollins	5,900	137
Roper Industries	11,600	1,192
RR Donnelley & Sons (A)	15,677	172
Ryder System	6,306	252
Shaw Group *	8,500	358
Snap-on	8,391	583
Southwest Airlines	92,220	824
Spirit Aerosystems Holdings, Cl A *	12,200	303
SPX	7,611	486
Stanley Black & Decker	20,193	1,328
Stericycle * (A)	10,126	927
Terex * (A)	9,848	217
Textron (A)	33,622	898
Timken	12,269	493
Toro	6,320	235
Towers Watson, Cl A	9,100	494
TransDigm Group *	6,200	860
Trinity Industries	13,000	368
Triumph Group	4,600	273
Tyco International	58,400	3,293
Union Pacific	59,216	7,191
United Continental Holdings * (A)	40,100	740
United Parcel Service, Cl B	90,141	6,653
United Rentals *	8,600	278
United Technologies	113,090	9,030
URS	7,600	277
UTi Worldwide	9,200	126
Valmont Industries	2,400	304
Verisk Analytics, Cl A *	17,600	854
WABCO Holdings *	9,424	553
Wabtec	6,600	516
Waste Connections	15,450	447
Waste Management (A)	59,394	2,054
WESCO International * (A)	4,100	237
WW Grainger	6,881	1,417
Xylem	24,902	605

		183,883

Information Technology — 19.1%
Accenture, Cl A	80,500	4,959
Acme Packet * (A)	4,900	93
Activision Blizzard	56,456	664
Adobe Systems *	58,102	1,817
Advanced Micro Devices *	63,134	235
Akamai Technologies *	21,618	811
Alliance Data Systems * (A)	6,112	841
Altera	38,073	1,421
Amdocs	20,700	667
Amphenol, Cl A	19,192	1,168
Analog Devices	35,212	1,399
Ansys *	12,000	836
AOL * (A)	12,134	408
Apple	115,045	76,533
Applied Materials	150,455	1,759
Ariba *	12,100	541
Arrow Electronics *	16,089	583

Description	Shares	Market Value ($ Thousands)

Atmel *	69,200	$410
Autodesk *	27,637	858
Automatic Data Processing	61,592	3,577
Avago Technologies	29,000	1,061
Avnet *	15,510	500
AVX	1,424	15
BMC Software *	19,489	807
Broadcom, Cl A	70,168	2,493
Broadridge Financial Solutions	12,273	291
Brocade Communications Systems *	47,500	276
CA	42,238	1,099
Cadence Design Systems * (A)	38,363	506
Cisco Systems	662,827	12,647
Citrix Systems *	21,887	1,700
Cognizant Technology Solutions, Cl A *	38,788	2,493
Computer Sciences	21,764	701
Compuware *	35,551	355
Comverse Technology *	15	—
Concur Technologies * (A)	6,800	492
CoreLogic *	15,884	391
Corning	193,958	2,326
Cree *	12,222	345
Cypress Semiconductor	14,100	164
Dell *	189,343	2,005
Diebold	7,029	229
Dolby Laboratories, Cl A *	4,843	161
DST Systems	4,595	234
eBay *	144,211	6,846
EchoStar, Cl A *	3,732	101
Electronic Arts *	45,765	610
EMC *	261,297	6,869
Equinix * (A)	5,700	1,127
F5 Networks *	9,538	930
Facebook, Cl A * (A)	49,900	902
Factset Research Systems (A)	6,500	600
Fairchild Semiconductor International, Cl A *	11,500	167
Fidelity National Information Services	29,990	945
Fiserv *	16,169	1,153
FleetCor Technologies *	4,600	199
FLIR Systems	14,400	285
Fortinet *	19,400	514
Freescale Semiconductor Holdings I *	3,500	35
Fusion-io * (A)	8,000	224
Gartner *	13,200	652
Genpact *	11,500	210
Global Payments	7,834	326
Google, Cl A *	31,929	21,874
Harris (A)	15,089	710
Hewlett-Packard (A)	248,170	4,189
IAC	8,632	447
Informatica *	15,300	499
Ingram Micro, Cl A *	13,723	210
Intel	621,758	15,438
International Business Machines	134,398	26,187
Intuit	37,586	2,200

7	SEI Institutional Investments Trust / Quarterly Reporting / August 31, 2012

Schedule of Investments (Unaudited)

Large Cap Index Fund

August 31, 2012

Description	Shares	Market Value ($ Thousands)

IPG Photonics * (A)	2,700	$166
Itron *	4,300	186
Jabil Circuit	18,874	430
Jack Henry & Associates	13,100	484
JDS Uniphase *	20,740	232
Juniper Networks *	62,925	1,097
Kla-Tencor	19,909	1,022
Lam Research * (A)	24,252	828
Lender Processing Services	9,214	259
Lexmark International, Cl A (A)	6,386	139
Linear Technology (A)	27,557	910
LinkedIn, Cl A * (A)	7,500	805
LSI *	77,148	601
Marvell Technology Group	61,600	627
Mastercard, Cl A	13,500	5,709
Maxim Integrated Products	34,900	947
Microchip Technology (A)	23,322	810
Micron Technology * (A)	119,816	744
Micros Systems *	11,600	588
Microsoft	927,700	28,592
Molex (A)	19,170	509
Motorola Solutions	34,233	1,631
National Instruments	9,904	255
NCR *	15,589	349
NetApp * (A)	42,755	1,476
NetSuite *	2,900	165
NeuStar, Cl A *	6,177	232
Nuance Communications * (A)	33,400	797
Nvidia *	73,856	1,036
ON Semiconductor *	47,500	296
Oracle	472,220	14,946
Paychex (A)	38,307	1,274
PMC - Sierra *	21,000	123
Polycom *	16,700	174
Qualcomm	212,059	13,033
Rackspace Hosting *	13,400	804
Red Hat *	22,827	1,279
Riverbed Technology *	16,300	326
Rovi *	11,000	169
SAIC (A)	29,900	365
Salesforce.com * (A)	17,638	2,561
SanDisk *	28,869	1,190
Silicon Laboratories *	3,800	145
Skyworks Solutions *	23,200	707
SolarWinds *	9,200	505
Solera Holdings	7,000	288
Splunk *	1,500	52
Symantec *	85,048	1,516
Synopsys *	19,582	647
Tech Data *	5,350	260
Teradata *	19,889	1,519
Teradyne * (A)	16,963	265
Texas Instruments	143,608	4,170
TIBCO Software *	22,000	658
Total System Services	23,691	549
Trimble Navigation *	15,214	746
Vantiv, Cl A *	5,100	115
VeriFone Holdings *	13,400	466
VeriSign *	18,985	905
Visa, Cl A	64,900	8,323
Vishay Intertechnology * (A)	12,950	124

Description	Shares	Market Value ($ Thousands)

VMware, Cl A *	10,600	$944
Western Digital *	27,930	1,168
Western Union	72,428	1,275
Xerox	160,096	1,180
Xilinx (A)	31,457	1,067
Yahoo! *	155,681	2,281
Zebra Technologies, Cl A *	4,925	184
Zynga, Cl A *	7,000	20

		343,565

Materials — 3.7%
Air Products & Chemicals	27,094	2,237
Airgas	9,515	790
Albemarle	10,944	599
Alcoa (A)	126,802	1,085
Allegheny Technologies	10,197	302
Allied Nevada Gold * (A)	9,500	310
Aptargroup	6,500	329
Ashland (A)	10,276	757
Ball	18,850	795
Bemis	10,274	311
Cabot	6,573	229
Carpenter Technology	4,000	189
Celanese, Cl A	18,983	726
CF Industries Holdings	7,666	1,587
Cliffs Natural Resources	17,300	620
Commercial Metals	9,800	125
Compass Minerals International	3,000	215
Crown Holdings *	18,151	658
Cytec Industries	4,281	293
Domtar	4,200	304
Dow Chemical	149,870	4,393
E.I. du Pont de Nemours (A)	116,892	5,815
Eastman Chemical	18,228	1,007
Ecolab (A)	33,308	2,133
FMC	16,420	892
Freeport-McMoRan Copper & Gold, Cl B	119,124	4,302
Greif, Cl A	3,500	155
Huntsman	23,129	333
International Flavors & Fragrances	10,891	659
International Paper	51,255	1,771
Intrepid Potash *	3,900	87
LyondellBasell Industries, Cl A	37,700	1,841
Martin Marietta Materials (A)	6,363	486
MeadWestvaco	21,258	612
Molycorp * (A)	7,600	87
Monsanto	66,550	5,797
Mosaic	37,978	2,199
NewMarket	800	197
Newmont Mining	62,033	3,144
Nucor	37,290	1,404
Owens-Illinois *	14,991	262
Packaging Corp of America	9,299	298
PPG Industries	19,523	2,148
Praxair	37,525	3,959
Reliance Steel & Aluminum	10,300	530
Rock-Tenn, Cl A	7,500	501
Rockwood Holdings	9,800	464
Royal Gold (A)	7,200	634

8	SEI Institutional Investments Trust / Quarterly Reporting / August 31, 2012

Schedule of Investments (Unaudited)

Large Cap Index Fund

August 31, 2012

Description	Shares	Market Value ($ Thousands)

RPM International	18,269	$501
Scotts Miracle-Gro, Cl A (A)	3,806	159
Sealed Air	21,568	308
Sherwin-Williams	10,237	1,465
Sigma-Aldrich (A)	14,448	1,026
Silgan Holdings	5,100	214
Sonoco Products	9,846	301
Southern Copper	19,868	647
Steel Dynamics	23,700	290
Tahoe Resources * (A)	7,500	136
Titanium Metals (A)	7,458	91
United States Steel (A)	20,483	398
Valspar	12,464	665
Vulcan Materials	15,857	617
Walter Industries	6,100	200
Westlake Chemical	1,900	131
WR Grace *	9,200	531

		66,251

Telecommunication Services — 2.9%
AT&T	722,733	26,481
CenturyLink (A)	78,354	3,312
Clearwire, Cl A * (A)	8,300	13
Crown Castle International *	37,396	2,373
Frontier Communications (A)	134,195	620
Groupon, Cl A * (A)	2,500	11
Level 3 Communications *	24,046	518
MetroPCS Communications *	44,600	434
NII Holdings * (A)	13,620	85
SBA Communications, Cl A * (A)	14,600	873
Sprint Nextel *	352,144	1,708
Telephone & Data Systems	8,880	218
tw telecom, Cl A *	14,800	372
US Cellular *	831	31
Verizon Communications	351,076	15,075
Windstream (A)	71,447	705

		52,829

Utilities — 3.5%
AES	76,724	874
AGL Resources	14,447	573
Alliant Energy	14,576	643
Ameren	28,890	945
American Electric Power	61,550	2,646
American Water Works	21,300	785
Aqua America (A)	16,277	407
Atmos Energy	10,891	380
Calpine *	48,600	853
Centerpoint Energy	50,815	1,036
CMS Energy	31,542	728
Consolidated Edison (A)	37,416	2,268
Dominion Resources	71,912	3,774
DTE Energy	20,164	1,178
Duke Energy	87,816	5,689
Edison International	38,179	1,672
Entergy	20,798	1,416
Exelon	107,076	3,905
FirstEnergy	53,427	2,335
Great Plains Energy	14,371	306
Hawaiian Electric Industries (A)	8,746	232

Description	Shares	Market Value ($ Thousands)

Integrys Energy Group	9,602	$518
ITC Holdings	7,500	540
MDU Resources Group	25,521	550
National Fuel Gas	7,989	399
NextEra Energy	52,573	3,539
NiSource	34,121	831
Northeast Utilities	36,908	1,390
NRG Energy (A)	28,100	600
NV Energy	33,900	595
OGE Energy	12,068	652
ONEOK	24,658	1,098
Pepco Holdings	28,144	543
PG&E	53,918	2,341
Pinnacle West Capital	13,292	683
PPL	74,226	2,177
Public Service Enterprise Group	64,952	2,056
Questar	17,346	342
SCANA (A)	14,220	673
Sempra Energy	30,923	2,047
Southern	108,703	4,927
TECO Energy	29,500	512
UGI	11,050	337
Vectren	8,791	248
Westar Energy	12,900	376
Wisconsin Energy (A)	27,398	1,040
Xcel Energy	57,081	1,592

		63,251

Total Common Stock (Cost $1,521,192) ($ Thousands)		1,757,212

	Number Of Warrants
WARRANTS — 0.0%
Kinder Morgan, Expires 2017	1	—

Total Warrants (Cost $—) ($ Thousands)		—

	Number Of Rights
RIGHTS — 0.0%
Liberty Ventures, Expires 10/09/2012	1,099	—

Total Rights (Cost $—) ($ Thousands)		—

AFFILIATED PARTNERSHIP — 7.6%
SEI Liquidity Fund, L.P.
0.160% † ** (C)	138,143,304	136,878

Total Affiliated Partnership (Cost $138,143) ($ Thousands)		136,878

CASH EQUIVALENT — 2.0%
SEI Daily Income Trust, Prime Obligation Fund, Cl A 0.060% † **	36,698,129	36,698

Total Cash Equivalent (Cost $36,698) ($ Thousands)		36,698

9	SEI Institutional Investments Trust / Quarterly Reporting / August 31, 2012

Schedule of Investments (Unaudited)

Large Cap Index Fund

August 31, 2012

Description	Face Amount ($ Thousands	Market Value ($Thousands)

U.S. TREASURY OBLIGATION (D)(E) — 0.2%
U.S. Treasury Bills
0.095%, 11/08/2012	$2,950	$2,949

Total U.S. Treasury Obligation (Cost $2,950) ($ Thousands)		2,949

Total Investments — 107.2% (Cost $1,698,983) ($ Thousands) ††		$1,933,737

A list of the open futures contracts held by the Fund at August 31, 2012, are as follows:

Type of Contract	Number of Contracts Long	Expiration Date	Unrealized Appreciation ($ Thousands)

S&P 500 Index E-MINI	603	Sep-2012	$2,824
S&P Mid 400 Index E-MINI	47	Sep-2012	229

			$3,053

For the period ended August 31, 2012, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

Percentages are based on a Net Assets of $1,803,288 ($ Thousands).

*	Non-income producing security.

**	The rate reported is the 7-day effective yield as of August 31, 2012.

†	Investment in Affiliated Security.

††	At August 31, 2012, the tax basis cost of the Fund’s investments was $1,698,983 ($ Thousands), and the unrealized appreciation and depreciation were $267,605 ($ Thousands) and $(32,851) ($ Thousands), respectively.

‡	Real Estate Investment Trust.

(A)	This security or a partial position of this security is on loan at August 31, 2012. The total value of securities on loan at August 31, 2012 was $135,244 ($ Thousands).

(B)	The Fund may purchase securities of certain companies with which it is affiliated to the extent these companies are represented in its benchmark index.

(C)	This security was purchased with cash collateral held from securities on loan. The total value of such securities as of August 31, 2012 was $136,878 ($ Thousands).

(D)	Security, or portion thereof, has been pledged as collateral on open futures contracts.

(E)	The rate reported on the Schedule of Investments is the effective yield at the time of purchase.

Cl — Class

L.P. — Limited Partnership

S&P — Standard & Poor’s

Ser — Series

The following is a list of the inputs used as of August 31, 2012, in valuing the Fund’s investments carried at value ($ Thousands).

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	1,757,212	—	—	1,757,212
Warrants	—	—	—	—
Rights	—	—	—	—
Affiliated Partnership	—	136,878	—	136,878
Cash Equivalent	36,698	—	—	36,698
U.S. Treasury Obligation	—	2,949	—	2,949

Total Investments in Securities	$1,793,910	$139,827	$—	$1,933,737

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Future Contract*	$3,053	$—	$—	$3,053

*	Futures contracts are valued at the unrealized appreciation on the instrument.

For the period ended August 31, 2012, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended August 31, 2012, there were no transfers between Level 2 and Level 3 assets and liabilities.

Amounts designated as “—” are either $0 or have been rounded to $0.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

10	SEI Institutional Investments Trust / Quarterly Reporting / August 31, 2012

Schedule of Investments (Unaudited)

Small Cap Fund

August 31, 2012

Description	Shares	Market Value ($ Thousands)

COMMON STOCK — 96.6%

Consumer Discretionary — 14.5%
AFC Enterprises *	19,390	$466
American Eagle Outfitters	14,607	325
American Greetings, Cl A (A)	26,900	387
American Public Education * (A)	18,429	621
America’s Car-Mart *	4,800	219
Ameristar Casinos	14,400	243
ANN * (A)	39,177	1,394
Arbitron	11,000	387
Arctic Cat *	21,800	943
Asbury Automotive Group *	10,600	293
Bally Technologies *	18,000	797
Beazer Homes USA * (A)	51,700	152
Bebe Stores	34,700	188
Belo, Cl A	136,496	996
Big Lots *	13,500	411
Biglari Holdings *	1,410	495
BJ’s Restaurants * (A)	54,974	2,257
Bob Evans Farms	26,400	1,039
Body Central * (A)	38,900	342
Boyd Gaming * (A)	16,000	96
Bravo Brio Restaurant Group *	55,062	890
Bridgepoint Education * (A)	6,000	59
Brown Shoe	30,100	452
Cabela’s *	19,315	927
CafePress * (A)	37,100	345
Callaway Golf (A)	67,549	389
Capella Education *	23,657	735
Career Education *	154,200	486
Carmike Cinemas *	11,800	136
Carter’s * (A)	22,030	1,227
Casual Male Retail Group *	144,100	594
Cato, Cl A	30,400	893
CEC Entertainment	13,100	389
Cheesecake Factory (A)	3,800	126
Children’s Place Retail Stores * (A)	30,875	1,758
Christopher & Banks	6,100	15
Coinstar * (A)	24,029	1,228
Coldwater Creek * (A)	15,500	9
Columbia Sportswear (A)	9,149	478
Conn’s * (A)	4,100	95
Cooper Tire & Rubber	97,256	1,944
Core-Mark Holding	15,958	727
Corinthian Colleges * (A)	115,800	234
Cracker Barrel Old Country Store	1,800	113
Crocs * (A)	13,060	228
CSS Industries	10,800	216
Deckers Outdoor * (A)	32,340	1,602
Denny’s *	40,400	198
Destination Maternity	8,700	160
Dick’s Sporting Goods	17,110	851
DreamWorks Animation SKG, Cl A * (A)	47,000	797
Ethan Allen Interiors (A)	53,268	1,176
EW Scripps, Cl A * (A)	7,600	79
Express *	46,215	721
Federal Mogul, Cl A *	13,400	125

Description	Shares	Market Value ($ Thousands)

Fifth & Pacific * (A)	27,500	$364
Finish Line, Cl A	19,800	455
Five Below *	26,242	843
Foot Locker	7,400	256
Francesca’s Holdings * (A)	87,644	3,096
Fred’s, Cl A (A)	35,200	469
Gordmans Stores *	64,740	1,138
Grand Canyon Education *	55,914	1,181
Group 1 Automotive (A)	1,000	55
hhgregg * (A)	52,200	370
Hibbett Sports * (A)	35,829	2,079
Hillenbrand	8,400	152
HomeAway * (A)	24,400	577
Hot Topic	60,300	570
Ignite Restaurant Group *	23,800	356
International Speedway, Cl A	3,200	85
Jack in the Box *	55,803	1,456
JAKKS Pacific (A)	25,608	426
Jones Group (A)	99,300	1,258
Journal Communications, Cl A * (A)	71,000	380
K12 * (A)	43,120	908
Kayak Software, Cl A * (A)	20,936	572
Kirkland’s * (A)	16,200	157
La-Z-Boy, Cl Z *	60,000	828
Leapfrog Enterprises, Cl A *	18,900	205
Libbey * (A)	117,900	1,732
Life Time Fitness * (A)	36,434	1,730
Lincoln Educational Services	25,600	109
LKQ *	18,270	689
Lumber Liquidators Holdings *	40,140	1,873
M/I Homes *	10,900	210
Maidenform Brands *	54,845	1,217
Marriott Vacations Worldwide * (A)	10,600	340
Matthews International, Cl A (A)	78,748	2,357
McClatchy, Cl A * (A)	13,200	21
MDC Holdings	5,400	187
MDC Partners, Cl A	161,400	1,632
Men’s Wearhouse	42,089	1,330
Meredith (A)	32,680	1,064
Modine Manufacturing *	34,500	242
Monro Muffler Brake (A)	28,235	956
Morgans Hotel Group *	92,600	480
Movado Group	15,800	556
Multimedia Games Holding *	6,300	99
National CineMedia	235,315	3,412
New York Times, Cl A *	26,200	241
Nutrisystem	5,900	61
OfficeMax	35,400	206
Orient-Express Hotels, Cl A *	90,672	797
Oxford Industries (A)	1,200	66
Pacific Sunwear of California * (A)	58,900	144
Pandora Media * (A)	72,880	874
Panera Bread, Cl A *	6,050	937
Papa John’s International *	5,400	278
Pep Boys-Manny Moe & Jack (A)	39,665	357
Perry Ellis International *	10,400	215
PetMed Express (A)	34,000	349
Pier 1 Imports (A)	115,281	2,130

1	SEI Institutional Investments Trust / Quarterly Reporting / August 31, 2012

Schedule of Investments (Unaudited)

Small Cap Fund

August 31, 2012

Description	Shares	Market Value ($ Thousands)

Pinnacle Entertainment *	99,340	$1,100
Quiksilver *	390,968	1,224
RadioShack (A)	67,500	164
ReachLocal *	63,800	802
Red Robin Gourmet Burgers *	36,122	1,120
Regis (A)	128,671	2,317
Rent-A-Center, Cl A	52,100	1,838
Ruby Tuesday *	31,400	212
Rue21 *	30,800	872
Ryland Group (A)	4,600	123
Scholastic (A)	33,000	1,008
School Specialty * (A)	33,635	95
Scientific Games, Cl A *	245,041	1,796
Select Comfort *	74,208	2,120
Shuffle Master *	9,695	147
Shutterfly * (A)	45,106	1,342
Sinclair Broadcast Group, Cl A (A)	26,800	310
Six Flags Entertainment	2,400	133
Skechers U.S.A., Cl A * (A)	50,900	1,103
Skullcandy * (A)	122,550	1,880
SodaStream International *	53,302	2,057
Sonic *	42,000	394
Sotheby’s (A)	20,000	625
Stage Stores	25,300	542
Standard Motor Products	11,500	203
Starwood Hotels & Resorts Worldwide	9,000	496
Steiner Leisure *	1,900	89
Steven Madden *	4,305	185
Stewart Enterprises, Cl A (A)	55,500	408
Strayer Education (A)	1,800	117
Sturm Ruger (A)	2,700	117
Superior Industries International	15,700	268
Tenneco *	6,405	195
Tesla Motors * (A)	22,292	636
Tilly’s, Cl A *	13,400	246
True Religion Apparel	11,700	271
Tumi Holdings *	8,515	179
Ulta Salon Cosmetics & Fragrance	9,220	867
Unifi *	2,600	29
Universal Electronics *	15,100	231
Universal Technical Institute	5,800	70
Vail Resorts (A)	29,406	1,516
Valassis Communications * (A)	5,400	135
Vera Bradley * (A)	31,900	677
Vitamin Shoppe *	16,080	862
Warnaco Group *	27,000	1,388
Wet Seal, Cl A *	246,100	714
Winnebago Industries *	7,900	91
WMS Industries *	115,511	1,840
Wolverine World Wide	51,500	2,422
Zumiez * (A)	63,627	1,857

		117,013

Consumer Staples — 2.8%
Andersons	10,900	438
B&G Foods, Cl A (A)	6,500	190
Cal-Maine Foods	3,100	125
Casey’s General Stores (A)	44,222	2,501

Description	Shares	Market Value ($ Thousands)

Central Garden and Pet *	30,260	$343
Central Garden and Pet, Cl A *	31,237	369
Chefs’ Warehouse * (A)	36,662	564
Chiquita Brands International * (A)	155,500	933
Coca-Cola Bottling	6,200	426
Darling International *	21,800	362
Dean Foods *	24,200	397
Dole Food * (A)	88,931	1,145
Elizabeth Arden * (A)	5,400	251
Fresh Del Monte Produce	59,200	1,462
Fresh Market * (A)	19,402	1,120
Harris Teeter Supermarkets	3,300	129
Ingles Markets, Cl A	11,100	177
Ingredion	26,994	1,453
J&J Snack Foods	12,495	713
Lancaster Colony (A)	14,100	1,021
Medifast * (A)	22,010	614
Nash Finch	16,800	331
Natural Grocers by Vitamin Cottage *	2,905	62
Pantry *	46,673	654
Pilgrim’s Pride * (A)	66,100	352
Post Holdings *	16,500	493
Prestige Brands Holdings *	46,910	753
Rite Aid *	326,100	388
Sanderson Farms (A)	10,849	478
Smart Balance *	10,235	119
Snyders-Lance	32,318	756
Spartan Stores (A)	57,742	884
Spectrum Brands Holdings *	7,300	269
United Natural Foods *	18,707	1,075
Universal	10,200	484
USANA Health Sciences * (A)	13,000	590
WD-40	3,900	190
Weis Markets	7,000	295

		22,906

Energy — 6.3%
Alberta Oilsands *	536,100	57
Alpha Natural Resources *	45,700	271
Approach Resources * (A)	8,200	236
ATP Oil & Gas * (A)	105,000	21
Basic Energy Services * (A)	21,200	235
Berry Petroleum, Cl A (A)	29,248	1,078
Bristow Group	11,785	553
Callon Petroleum *	26,300	145
Carrizo Oil & Gas *	17,370	438
Cloud Peak Energy * (A)	75,000	1,319
Comstock Resources * (A)	83,229	1,372
Contango Oil & Gas * (A)	2,500	139
CVR Energy *	7,900	236
Delek US Holdings	21,200	557
Dresser-Rand Group *	33,836	1,713
Dril-Quip * (A)	37,990	2,661
Energy Partners *	71,300	1,228
Energy XXI Bermuda (A)	36,979	1,216
Forest Oil * (A)	77,500	574
Forum Energy Technologies * (A)	50,835	1,203
Goodrich Petroleum * (A)	103,666	1,317

2	SEI Institutional Investments Trust / Quarterly Reporting / August 31, 2012

Schedule of Investments (Unaudited)

Small Cap Fund

August 31, 2012

Description	Shares	Market Value ($ Thousands)

Green Plains Renewable Energy * (A)	16,900	$78
Gulf Island Fabrication	9,600	250
Gulfmark Offshore, Cl A *	33,759	1,184
Gulfport Energy *	6,800	179
Harvest Natural Resources * (A)	16,000	136
Heckmann * (A)	238,700	642
Helix Energy Solutions Group *	46,400	817
Key Energy Services *	231,227	1,829
Kinder Morgan Escrow *	58,213	—
KiOR, Cl A * (A)	48,687	372
Laredo Petroleum Holdings * (A)	38,320	834
Lone Pine Resources *	51,746	67
Magnum Hunter Resources * (A)	259,581	1,116
Matador Resources *	46,810	477
Matrix Service *	28,700	335
McDermott International *	43,741	487
Newpark Resources * (A)	171,700	1,181
Northern Oil and Gas * (A)	31,825	520
Oasis Petroleum * (A)	89,415	2,623
Oceaneering International	15,580	834
Oil States International *	10,275	804
Oilsands Quest * (B) (C)	906,800	15
Parker Drilling *	200,300	829
PDC Energy * (A)	9,285	258
Penn Virginia (A)	49,000	299
Petroquest Energy * (A)	23,100	147
Pioneer Energy Services *	118,299	911
Quicksilver Resources *	66,722	227
REX American Resources *	1,500	26
Rosetta Resources * (A)	39,361	1,690
Scorpio Tankers * (A)	216,160	1,150
SEACOR Holdings *	8,100	697
SemGroup, Cl A *	2,100	75
SM Energy	3,880	183
StealthGas *	52,200	324
Stone Energy *	14,000	329
Superior Energy Services *	52,764	1,096
Swift Energy *	90,340	1,761
Targa Resources	29,725	1,346
Teekay Tankers, Cl A (A)	37,900	151
Tesco *	23,395	238
Tesoro	15,500	616
Tetra Technologies *	81,925	525
Tidewater (A)	16,800	797
Unit *	27,500	1,094
USEC * (A)	36,800	23
Vaalco Energy *	100,600	745
W&T Offshore (A)	26,300	454
Western Refining (A)	53,825	1,506
Willbros Group *	37,100	182
World Fuel Services (A)	55,433	2,063

		51,091

Financials — 19.9%
1st Source	6,200	142
Acadia Realty Trust ‡	29,945	746
Affiliated Managers Group *	15,710	1,848
Agree Realty ‡ (A)	17,300	429
Alliance Financial	3,900	143

Description	Shares	Market Value ($ Thousands)

Allied World Assurance Holdings	5,200	$408
Alterra Capital Holdings (A)	92,085	2,115
American Campus Communities ‡ (A)	5,700	266
American Capital Mortgage Investment ‡	8,300	205
American Equity Investment Life Holding (A)	85,400	987
Amtrust Financial Services (A)	17,270	450
Anworth Mortgage Asset ‡	92,100	632
Apartment Investment & Management, Cl A ‡	36,081	955
Apollo Investments *	14,400	115
Ares Capital	1,950	34
Argo Group International Holdings	18,100	535
Ashford Hospitality Trust ‡	28,700	238
Aspen Insurance Holdings	7,400	215
Associated Banc	14,000	181
Associated Estates Realty ‡	14,400	219
Astoria Financial	5,900	60
AvalonBay Communities ‡	7,662	1,084
Banco Latinoamericano de Comercio Exterior, Cl E	29,500	621
Bancorpsouth (A)	27,067	399
Bank of the Ozarks (A)	27,395	879
Banner	23,013	556
BBCN Bancorp *	6,700	84
Berkshire Hills Bancorp (A)	28,015	623
BGC Partners, Cl A (A)	15,800	71
BioMed Realty Trust, ‡ (A)	56,370	1,045
BlackRock Kelso Capital	46,400	459
Boston Private Financial Holdings (A)	134,639	1,278
Boston Properties ‡ (A)	9,578	1,074
Brandywine Realty Trust ‡ (A)	31,100	379
BRE Properties ‡	8,800	439
Camden National	4,600	170
Campus Crest Communities ‡ (A)	120,900	1,306
CapLease ‡	66,700	327
Capstead Mortgage ‡ (A)	21,600	310
Cardinal Financial	45,118	584
CBL & Associates Properties ‡	66,253	1,416
Central Pacific Financial *	31,300	435
Chesapeake Lodging Trust ‡	7,100	132
Citizens Republic Bancorp *	32,050	656
City Holding (A)	12,400	423
CNO Financial Group (A)	277,700	2,472
CoBiz Financial	75,545	535
Cohen & Steers (A)	21,000	709
Colonial Properties Trust ‡	27,350	600
Columbia Banking System	24,800	442
CommonWealth ‡	11,800	177
Community Bank System (A)	11,300	317
Community Trust Bancorp	8,400	289
Coresite Realty ‡	15,185	413
CreXus Investment ‡	42,500	437
CubeSmart ‡	7,500	97
CVB Financial (A)	37,483	448

3	SEI Institutional Investments Trust / Quarterly Reporting / August 31, 2012

Schedule of Investments (Unaudited)

Small Cap Fund

August 31, 2012

Description	Shares	Market Value ($ Thousands)

CYS Investments ‡	39,100	$562
DFC Global * (A)	53,418	995
DiamondRock Hospitality ‡	4,992	48
Dime Community Bancshares	20,200	282
Douglas Emmett ‡ (A)	36,800	883
Dynex Capital ‡	28,900	302
Eagle Bancorp * (A)	41,623	709
East West Bancorp	27,770	609
EastGroup Properties ‡	30,971	1,660
Education Realty Trust ‡	128,035	1,480
Employers Holdings (A)	76,842	1,401
Endurance Specialty Holdings	33,344	1,261
Entertainment Properties Trust ‡	4,000	182
Epoch Holding	55,270	1,164
Equity One ‡	42,990	911
Equity Residential ‡	27,537	1,663
Extra Space Storage ‡	10,950	374
FBR Capital Markets * (A)	290,500	880
Federal Realty Investment Trust ‡	2,755	297
Federated Investors, Cl B	28,247	599
Financial Engines * (A)	79,291	1,689
First American Financial	25,900	499
First Commonwealth Financial	88,800	618
First Financial Bankshares (A)	2,900	101
First Financial Holdings	2,200	28
First Horizon National	143,983	1,290
First Industrial Realty Trust ‡ *	13,200	170
First Merchants	16,500	232
First Midwest Bancorp	139,636	1,649
First Potomac Realty Trust ‡	2,100	27
FirstMerit	48,742	765
Flushing Financial	28,000	427
FNB (Pennsylvania) (A)	13,400	147
Forest City Enterprises, Cl A *	47,900	722
Fulton Financial	32,600	317
General Growth Properties ‡ (A)	27,376	563
Getty Realty ‡ (A)	10,500	188
GFI Group	39,000	109
Global Indemnity, Cl A *	17,200	347
Government Properties Income Trust ‡ (A)	39,100	883
Great American Group *	92,182	32
Hancock Holding (A)	35,173	1,043
Hanover Insurance Group	18,960	677
Hatteras Financial ‡	17,500	507
HCP ‡	27,798	1,275
Health Care ‡	16,300	953
Healthcare Realty Trust ‡	10,000	243
Highwoods Properties ‡ (A)	43,695	1,425
Home Bancshares	33,200	1,046
Home Loan Servicing Solutions (A)	26,600	416
Home Properties ‡	7,100	453
HomeStreet *	18,700	663
Horace Mann Educators	107,347	1,886
Hospitality Properties Trust ‡	8,200	197
Host Hotels & Resorts ‡ (A)	57,359	878
Iberiabank	28,612	1,342
Infinity Property & Casualty	35,220	1,976
Inland Real Estate ‡	64,400	528
International Bancshares (A)	46,700	853

Description	Shares	Market Value ($ Thousands)

Investment Technology Group *	59,400	$503
Investors Real Estate Trust ‡ (A)	6,900	58
Jones Lang LaSalle	9,705	700
Kemper	6,300	193
Kennedy-Wilson Holdings	97,800	1,354
Kimco Realty ‡	17,250	351
Kite Realty Group Trust ‡	56,200	289
Knight Capital Group, Cl A * (A)	117,100	323
LaSalle Hotel Properties ‡ (A)	28,415	774
Lexington Realty Trust ‡ (A)	178,976	1,679
LTC Properties ‡	17,600	594
Macerich ‡	18,886	1,125
Mack-Cali Realty ‡	44,038	1,176
Maiden Holdings	162,200	1,489
MainSource Financial Group	29,400	354
MarketAxess Holdings	39,898	1,300
MCG Capital (A)	102,500	477
Meadowbrook Insurance Group (A)	191,600	1,454
Medallion Financial	23,200	264
MFA Mortgage Investments ‡	129,084	1,057
MGIC Investment * (A)	54,200	64
Mid-America Apartment Communities ‡ (A)	38,946	2,648
Montpelier Re Holdings	38,300	826
MSCI, Cl A *	21,059	739
National Financial Partners * (A)	45,020	664
National Health Investors ‡ (A)	2,500	131
National Penn Bancshares (A)	130,579	1,162
National Retail Properties ‡ (A)	23,275	723
Nationstar Mortgage Holdings * (A)	26,635	722
NBT Bancorp	26,100	549
Nelnet, Cl A	75,600	1,811
Netspend Holdings * (A)	213,516	2,024
Northwest Bancshares	20,800	251
OceanFirst Financial	10,300	145
Ocwen Financial *	62,000	1,595
Old National Bancorp (A)	123,368	1,628
Omega Healthcare Investors ‡ (A)	7,800	187
OmniAmerican Bancorp *	20,022	440
One Liberty Properties ‡	13,400	256
Oriental Financial Group (A)	26,400	280
Oritani Financial	22,000	322
PacWest Bancorp (A)	80,881	1,883
Parkway Properties ‡ (A)	11,300	131
Pebblebrook Hotel Trust ‡	27,140	641
PennantPark Investment	87,065	946
Pennsylvania Real Estate Investment Trust ‡ (A)	18,600	292
PennyMac Mortgage Investment Trust ‡	24,200	521
PHH * (A)	12,100	211
PICO Holdings *	23,958	522
Pinnacle Financial Partners *	3,600	69
Piper Jaffray *	7,100	175
Platinum Underwriters Holdings	63,134	2,509
Popular *	15,600	247
Potlatch ‡ (A)	25,200	909

4	SEI Institutional Investments Trust / Quarterly Reporting / August 31, 2012

Schedule of Investments (Unaudited)

Small Cap Fund

August 31, 2012

Description	Shares	Market Value ($ Thousands)

Presidential Life	3,600	$50
Primerica *	11,200	326
PrivateBancorp, Cl A	29,700	484
ProAssurance	18,731	1,671
Prologis ‡ (A)	44,217	1,511
Prospect Capital (A)	4,400	50
Prosperity Bancshares (A)	23,805	1,002
Protective Life	10,500	297
Provident Financial Services	38,200	590
PS Business Parks ‡ (A)	5,600	382
Public Storage ‡	10,971	1,597
RAIT Financial Trust ‡ (A)	6,566	31
Ramco-Gershenson Properties ‡	50,600	656
Regency Centers ‡	13,065	640
Reinsurance Group of America, Cl A	16,079	944
Republic Bancorp, Cl A (A)	11,400	257
Retail Opportunity Investments ‡ (A)	6,500	82
Sabra Health Care ‡	12,866	247
Safeguard Scientifics *	53,378	831
Safety Insurance Group	2,600	118
Sandy Spring Bancorp	464	9
SCBT Financial	10,000	402
Signature Bank NY *	29,731	1,922
Simon Property Group ‡	14,791	2,347
SL Green Realty ‡ (A)	9,245	745
Solar Capital	18,700	433
Southside Bancshares (A)	9,555	209
Sovran Self Storage ‡	4,000	227
Starwood Property Trust ‡	21,000	495
Stifel Financial * (A)	37,850	1,237
Strategic Hotels & Resorts ‡ *	9,100	56
Sun Communities ‡	1,000	46
Sunstone Hotel Investors ‡ *	65,200	680
Susquehanna Bancshares	166,672	1,752
SWS Group	27,800	166
Symetra Financial	61,000	745
Synovus Financial (A)	136,955	285
Tanger Factory Outlet Centers ‡	24,317	816
TCF Financial (A)	59,354	660
THL Credit	34,100	475
TICC Capital	15,400	160
Titanium Asset * (B) (C) (I)	122,200	92
Titanium Asset Management *	10,500	2
Tompkins Financial	4,200	163
Tower Group (A)	19,800	369
Two Harbors Investment ‡	80,800	936
UDR ‡	24,650	622
UMB Financial (A)	6,200	304
Umpqua Holdings (A)	38,600	488
Union First Market Bankshares	15,200	223
United Financial Bancorp	17,300	247
Universal Health Realty Income Trust ‡	1,300	56
Urstadt Biddle Properties, Cl A ‡	13,800	269
Validus Holdings	36,400	1,220
Ventas ‡ (A)	15,840	1,037
ViewPoint Financial Group	61,500	1,134
Virginia Commerce Bancorp *	46,100	373
Vornado Realty Trust ‡	11,000	893

Description	Shares	Market Value ($ Thousands)

Washington Real Estate Investment Trust ‡ (A)	7,900	$212
Webster Financial	69,590	1,481
West Coast Bancorp *	20,600	410
Westamerica Bancorporation (A)	9,600	447
Western Alliance Bancorp *	182,575	1,700
Wilshire Bancorp *	20,100	126
Winthrop Realty Trust ‡	38,600	439
WisdomTree Investments * (A)	176,199	1,099
World Acceptance * (A)	4,100	299
WSFS Financial	16,500	670
Zillow, Cl A * (A)	11,400	474
Zions Bancorporation (A)	66,739	1,285

		160,475

Health Care — 12.0%
ABIOMED *	9,775	218
Acadia Healthcare * (A)	111,147	2,132
Accuray * (A)	22,700	139
Achillion Pharmaceuticals * (A)	88,812	624
Acorda Therapeutics *	14,700	336
Aegerion Pharmaceuticals *	29,000	404
Affymetrix * (A)	105,300	401
Akorn * (A)	118,757	1,643
Alere * (A)	59,000	1,108
Align Technology *	6,181	210
Allos Therapeutics *	81,300	147
Almost Family * (A)	11,000	243
Amarin ADR * (A)	88,342	1,209
Amedisys * (A)	19,800	279
AMERIGROUP *	13,669	1,243
Amsurg, Cl A *	30,208	889
Analogic	3,300	229
Ariad Pharmaceuticals *	124,273	2,555
Arqule *	27,663	145
ArthroCare *	12,300	364
Assisted Living Concepts, Cl A	11,200	87
athenahealth * (A)	19,488	1,722
Auxilium Pharmaceuticals *	2,000	47
BioScrip *	3,100	26
Bruker *	49,800	603
Cambrex *	47,400	577
Catamaran *	8,400	732
Celldex Therapeutics *	22,100	125
Cepheid * (A)	7,810	295
Chemed (A)	11,700	773
Computer Programs & Systems	3,500	177
Conceptus * (A)	30,575	581
CONMED	53,088	1,435
CryoLife	18,000	97
Cubist Pharmaceuticals * (A)	31,790	1,469
Cyberonics *	18,716	935
DexCom *	64,156	853
DynaVox, Cl A *	59,644	52
Emergent Biosolutions *	38,847	572
Emeritus * (A)	49,700	995
Endologix * (A)	75,845	908
Ensign Group (A)	10,300	303
Enzon Pharmaceuticals *	28,400	192
Exact Sciences *	39,600	393
ExamWorks Group *	82,940	1,044

5	SEI Institutional Investments Trust / Quarterly Reporting / August 31, 2012

Schedule of Investments (Unaudited)

Small Cap Fund

August 31, 2012

Description	Shares	Market Value ($ Thousands)

Five Star Quality Care *	28,700	$136
Fluidigm * (A)	42,364	663
Gentiva Health Services *	39,200	430
Greatbatch *	55,656	1,288
Halozyme Therapeutics *	46,100	267
Health Net *	17,000	395
HealthSouth *	124,952	2,861
Healthways *	28,000	294
HeartWare International * (A)	12,342	1,106
Hill-Rom Holdings	7,100	197
Hi-Tech Pharmacal *	21,200	757
HMS Holdings * (A)	74,115	2,554
ICON ADR *	28,385	651
ICU Medical *	22,689	1,259
Immunogen * (A)	28,950	417
Impax Laboratories *	40,680	963
Imris *	116,320	478
Incyte * (A)	25,295	506
Insulet * (A)	55,480	1,163
Invacare (A)	41,600	572
IPC The Hospitalist * (A)	9,828	434
Ironwood Pharmaceuticals, Cl A * (A)	18,024	226
Keryx Biopharmaceuticals * (A)	204,400	417
Kindred Healthcare * (A)	14,800	165
LHC Group *	10,700	186
LifePoint Hospitals *	9,300	376
Magellan Health Services *	25,685	1,274
MAP Pharmaceuticals * (A)	69,627	936
Masimo *	137,761	3,042
Medical Action Industries *	101,300	374
Medicines *	22,600	580
Medicis Pharmaceutical, Cl A (A)	10,100	319
MEDNAX *	32,031	2,219
MELA Sciences * (A)	64,100	217
Metropolitan Health Networks *	36,400	293
Momenta Pharmaceuticals *	28,500	402
Myriad Genetics *	7,545	189
Nektar Therapeutics * (A)	59,900	514
Neurocrine Biosciences *	35,200	260
Novadaq Technologies *	114,679	912
NuVasive * (A)	36,455	769
NxStage Medical *	16,530	211
Omnicell *	42,163	605
Onyx Pharmaceuticals *	16,240	1,168
Optimer Pharmaceuticals * (A)	23,980	360
OraSure Technologies *	24,300	236
Orexigen Therapeutics * (A)	52,000	232
Orthofix International *	14,100	597
Owens & Minor (A)	4,700	132
Par Pharmaceutical *	5,500	274
PAREXEL International *	45,337	1,305
PDL BioPharma (A)	234,000	1,722
PerkinElmer	35,926	981
Pharmacyclics * (A)	11,430	765
PharMerica *	37,000	466
Pozen * (A)	23,300	152
Providence Service *	42,400	484
PSS World Medical * (A)	84,027	1,814
Quality Systems (A)	10,100	178
Questcor Pharmaceuticals * (A)	33,574	1,458

Description	Shares	Market Value ($ Thousands)

Quidel * (A)	87,830	$1,426
Sagent Pharmaceuticals * (A)	26,300	380
Salix Pharmaceuticals *	12,390	545
Sangamo Biosciences * (A)	63,446	341
Sciclone Pharmaceuticals * (A)	37,200	182
Seattle Genetics * (A)	28,449	755
Select Medical Holdings *	42,600	441
Sirona Dental Systems *	15,510	824
Skilled Healthcare Group, Cl A * (A)	61,500	352
Spectranetics *	65,792	799
Spectrum Pharmaceuticals * (A)	46,632	558
STERIS	24,645	844
Sun Healthcare Group *	3,000	25
Symmetry Medical *	85,200	793
Synageva BioPharma * (A)	16,360	817
Syneron Medical *	86,494	844
Synta Pharmaceuticals * (A)	53,100	349
Targacept *	16,500	74
Team Health Holdings *	22,470	642
Techne	13,166	903
Teleflex	20,458	1,351
TESARO *	14,770	183
Threshold Pharmaceuticals * (A)	100,651	886
Tornier *	36,558	655
Trinity Biotech ADR	17,000	208
Trius Therapeutics *	107,422	596
Unilife *	210,800	630
ViroPharma * (A)	23,600	628
Volcano *	117,796	3,331
WellCare Health Plans *	45,369	2,572

		96,646

Industrials — 17.0%
AAR (A)	9,300	138
ABM Industries	39,600	801
Acacia Research *	33,389	879
ACCO Brands *	14,700	97
Actuant, Cl A	83,939	2,360
Acuity Brands (A)	38,940	2,498
Advisory Board * (A)	30,712	1,362
Aegean Marine Petroleum Network (A)	63,100	429
Aerovironment * (A)	4,800	115
Air Transport Services Group *	145,700	677
Aircastle	85,500	976
Alamo Group	11,300	329
Alaska Air Group *	39,800	1,335
Albany International, Cl A	29,000	613
Allegiant Travel, Cl A * (A)	3,500	232
Alliant Techsystems	4,600	225
Amerco	1,200	112
American Science & Engineering	900	53
Ametek	7,740	266
Ampco-Pittsburgh	9,900	167
Apogee Enterprises	19,100	302
Applied Industrial Technologies	12,700	517
Arkansas Best	32,600	299
Armstrong World Industries	16,800	739

6	SEI Institutional Investments Trust / Quarterly Reporting / August 31, 2012

Schedule of Investments (Unaudited)

Small Cap Fund

August 31, 2012

Description	Shares	Market Value ($ Thousands)

Astec Industries *	15,700	$461
Atlas Air Worldwide Holdings *	21,400	1,102
Barnes Group	7,800	185
BE Aerospace *	17,577	708
Belden	51,650	1,763
Brady, Cl A	22,312	627
Briggs & Stratton (A)	7,300	126
Brink’s	45,300	1,008
Carlisle	31,460	1,647
Cascade	12,700	623
Celadon Group	29,057	480
Ceradyne	28,400	674
Chart Industries *	23,216	1,620
CIRCOR International	6,100	194
CLARCOR	13,910	670
Clean Harbors *	14,900	810
Columbus McKinnon *	37,600	557
Comfort Systems USA	51,586	532
Consolidated Graphics *	3,600	96
Copa Holdings, Cl A	1,681	131
Corporate Executive Board	7,075	329
CRA International *	14,845	235
Cubic	22,699	1,146
Curtiss-Wright	26,000	782
Deluxe	20,000	567
DigitalGlobe * (A)	40,264	836
Dycom Industries *	58,860	855
Dynamic Materials	13,028	211
EMCOR Group	92,120	2,545
Encore Capital Group *	23,403	656
Encore Wire	10,800	306
EnerSys *	4,000	149
Ennis	7,900	115
EnPro Industries *	14,423	541
ESCO Technologies	23,046	817
Exponent *	3,500	182
Flow International *	107,600	355
FreightCar America	8,500	152
FTI Consulting * (A)	76,000	1,977
G&K Services, Cl A	63,216	1,983
Genco Shipping & Trading * (A)	4,800	14
GenCorp * (A)	36,000	329
General Cable * (A)	21,819	591
Genesee & Wyoming, Cl A * (A)	32,580	2,071
Geo Group	34,200	900
GeoEye *	6,000	161
Gibraltar Industries *	42,800	468
Global Power Equipment Group (A)	30,500	595
Graco	14,300	706
GrafTech International * (A)	117,331	1,099
Granite Construction	40,300	1,111
Great Lakes Dredge & Dock	29,700	217
Greenbrier *	14,026	203
H&E Equipment Services *	3,600	64
Harsco	20,400	416
Hawaiian Holdings * (A)	167,888	996
HEICO (A)	16,462	574
HEICO, Cl A	53,330	1,585
Heidrick & Struggles International	1,000	12
Heritage-Crystal Clean * (A)	66,245	1,192

Description	Shares	Market Value ($ Thousands)

Hexcel * (A)	87,546	$1,985
HNI (A)	7,900	219
HUB Group, Cl A *	57,970	1,745
ICF International *	47,900	1,056
IDEX	39,418	1,571
Insperity	13,600	333
Interface, Cl A	128,770	1,768
Interline Brands *	2,300	58
John Bean Technologies	21,041	336
Kadant *	48,213	1,096
KAR Auction Services *	24,457	428
Kaydon	48,990	1,090
Kelly Services, Cl A	1,900	24
KEYW Holding * (A)	45,710	515
Kforce *	31,500	369
Kirby *	15,540	818
Korn/Ferry International *	3,800	54
Landstar System	31,772	1,502
Layne Christensen *	9,800	190
LB Foster, Cl A	7,800	251
Lincoln Electric Holdings	16,230	670
LS Starrett, Cl A	700	9
Manitowoc	14,665	189
Marten Transport	40,670	718
Meritor *	52,800	236
Metalico *	45,100	104
Middleby *	17,515	2,017
Miller Industries	11,200	172
Mine Safety Appliances	5,700	199
Mistras Group *	27,260	595
Mobile Mini *	9,364	160
Moog, Cl A *	22,870	838
MSC Industrial Direct, Cl A	11,500	797
Mueller Industries	18,600	802
Mueller Water Products, Cl A	31,700	121
MYR Group *	8,400	171
NACCO Industries, Cl A	6,600	702
National Presto Industries (A)	1,500	109
Navigant Consulting *	83,875	927
Nordson	15,150	891
Northwest Pipe *	24,235	612
Old Dominion Freight Line *	66,236	2,966
Orbital Sciences *	23,300	322
Orion Marine Group *	202,784	1,545
Pacer International *	73,200	300
Polypore International * (A)	77,651	2,517
Quad, Cl A (A)	26,900	493
Quanex Building Products (A)	49,200	861
RailAmerica *	2,600	71
Rand Logistics *	22,200	157
RBC Bearings *	15,925	732
Resources Connection	134,293	1,501
Rexnord * (A)	33,170	499
Ritchie Bros Auctioneers (A)	74,930	1,398
Robbins & Myers	12,136	726
RPX *	25,491	299
Rush Enterprises, Cl A *	57,387	978
Rush Enterprises, Cl B *	71,080	1,036
Ryder System	34,300	1,372
Saia *	8,700	189
Sauer-Danfoss	7,600	290
Simpson Manufacturing	41,440	1,054

7	SEI Institutional Investments Trust / Quarterly Reporting / August 31, 2012

Schedule of Investments (Unaudited)

Small Cap Fund

August 31, 2012

Description	Shares	Market Value ($ Thousands)

SkyWest	42,464	$372
Spirit Aerosystems Holdings, Cl A *	34,000	845
Spirit Airlines *	79,100	1,546
Standard Parking *	64,618	1,492
Standex International	1,800	80
Steelcase, Cl A (A)	61,800	600
Sun Hydraulics	12,900	299
Swift Transportation, Cl A *	92,800	756
Sykes Enterprises *	67,400	909
TAL International Group (A)	21,985	748
Taser International *	47,500	254
Teledyne Technologies *	14,081	908
Terex * (A)	23,055	509
Tetra Tech *	110,605	2,869
Thermon Group Holdings *	24,020	549
Titan International (A)	27,600	576
Titan Machinery *	5,183	119
TMS International, Cl A *	79,500	801
Towers Watson, Cl A	26,309	1,429
Trex * (A)	28,500	876
Trimas *	20,802	447
Triumph Group (A)	9,941	591
TrueBlue *	107,440	1,669
Tutor Perini *	130,600	1,386
Unifirst	1,000	64
United Rentals *	42,102	1,360
US Airways Group * (A)	55,600	593
US Ecology	59,059	1,110
USG *	2,900	59
UTi Worldwide	35,600	489
Valmont Industries	7,150	906
Viad	4,000	82
Wabash National * (A)	204,237	1,366
Wabtec	25,559	1,997
Watsco (A)	12,680	957
Watts Water Technologies, Cl A (A)	19,896	729
Werner Enterprises (A)	5,900	131
WESCO International * (A)	42,325	2,445
Woodward	17,000	594
YRC Worldwide *	1	—

		136,843

Information Technology — 17.4%
ACI Worldwide *	1,793	78
Acme Packet *	25,140	480
Actuate *	26,200	183
Acxiom *	7,900	135
ADTRAN (A)	83,428	1,693
Advanced Energy Industries *	11,200	143
Amkor Technology * (A)	65,000	305
Amtech Systems * (A)	10,900	43
ANADIGICS *	31,800	37
Ancestry.com * (A)	3,800	118
Anixter International	2,200	132
Arris Group * (A)	24,700	337
Arrow Electronics *	23,700	859
Aruba Networks * (A)	50,900	1,000
Aspen Technology *	56,100	1,368
Audience *	22,800	412
AVX	6,800	70

Description	Shares	Market Value ($ Thousands)

Bazaarvoice * (A)	75,166	$1,116
Benchmark Electronics *	39,797	639
Black Box	12,700	330
Blackbaud	56,620	1,380
Blucora *	7,500	116
Brightpoint *	23,900	214
Broadridge Financial Solutions	63,775	1,510
BroadSoft * (A)	53,829	1,949
Brooks Automation	10,600	85
CACI International, Cl A *	33,780	1,804
Cadence Design Systems * (A)	133,085	1,757
Calix *	81,400	432
Cardtronics *	17,554	496
Cavium * (A)	87,076	2,813
Ceva * (A)	40,526	653
CIBER *	284,500	987
Ciena * (A)	56,503	772
Coherent *	16,776	790
CommVault Systems *	11,345	572
Computer Task Group *	30,500	488
Comtech Telecommunications (A)	35,539	999
Concur Technologies * (A)	11,400	825
Constant Contact *	27,452	537
Convergys (A)	64,866	1,006
Cornerstone OnDemand * (A)	47,638	1,277
CoStar Group * (A)	34,527	2,805
CSG Systems International *	26,600	564
CTS	17,600	173
Cymer * (A)	11,800	669
Daktronics	11,700	112
DealerTrack Holdings *	63,880	1,769
Demand Media *	8,600	87
Demandware * (A)	15,900	413
Dice Holdings * (A)	14,000	112
Diebold	66,377	2,163
Digi International *	100,800	1,041
Digital River *	80,894	1,348
Diodes *	54,158	1,001
DTS * (A)	43,270	972
EarthLink	234,465	1,566
Electronics for Imaging *	8,400	130
Emulex *	151,818	1,040
Entegris * (A)	78,580	691
Envestnet *	124,793	1,440
Euronet Worldwide *	65,494	1,163
ExactTarget * (A)	18,025	382
Exar *	135,200	1,029
ExlService Holdings *	52,015	1,341
Fairchild Semiconductor International, Cl A *	54,879	797
FEI (A)	18,727	1,006
FormFactor *	32,900	167
Forrester Research	6,100	179
Fortinet *	50,790	1,346
Fusion-io * (A)	34,830	976
Gartner *	29,182	1,441
Glu Mobile * (A)	13,200	67
GT Advanced Technologies * (A)	69,200	401
Guidewire Software *	17,660	504
Harmonic *	50,900	233

8	SEI Institutional Investments Trust / Quarterly Reporting / August 31, 2012

Schedule of Investments (Unaudited)

Small Cap Fund

August 31, 2012

Description	Shares	Market Value ($ Thousands)

Heartland Payment Systems	2,500	$76
Higher One Holdings * (A)	41,230	508
Hittite Microwave * (A)	30,346	1,589
Imation *	13,800	79
Imperva * (A)	17,600	533
Infoblox *	62,279	1,357
Inphi * (A)	102,790	1,221
Insight Enterprises *	32,300	580
Integrated Device Technology * (A)	138,753	738
Interactive Intelligence Group * (A)	19,861	587
Intermec *	102,204	605
Internap Network Services *	203,462	1,465
International Rectifier *	63,813	1,111
Intersil, Cl A (A)	95,300	842
IPG Photonics *	8,270	509
j2 Global (A)	23,755	700
Kemet *	34,400	160
Kenexa *	15,769	723
Lattice Semiconductor *	8,800	34
Lender Processing Services (A)	30,040	843
Lexmark International, Cl A (A)	27,200	590
Limelight Networks * (A)	99,100	229
LivePerson *	59,295	978
Logitech International *	19,600	181
LogMeIn *	7,400	163
Loral Space & Communications	3,000	220
LTX-Credence *	26,800	152
Manhattan Associates *	17,300	875
Mantech International, Cl A (A)	13,700	307
MAXIMUS	14,400	783
Measurement Specialties *	49,222	1,599
Mellanox Technologies *	13,163	1,506
MEMC Electronic Materials *	23,800	64
Mentor Graphics *	11,100	183
Micrel	4,900	49
Micros Systems *	10,403	527
MicroStrategy, Cl A *	12,800	1,607
Mindspeed Technologies * (A)	168,784	437
Mitek Systems *	24,875	113
MKS Instruments	9,800	266
Monolithic Power Systems *	30,937	667
Monotype Imaging Holdings	4,300	65
Move *	19,850	154
MTS Systems	1,600	81
Multi-Fineline Electronix *	8,850	217
Nanometrics *	10,500	160
NETGEAR * (A)	19,960	730
Netscout Systems *	5,700	135
NetSuite * (A)	12,100	688
Newport *	13,300	165
NIC	23,800	344
Oclaro * (A)	40,194	103
OCZ Technology Group * (A)	112,782	638
OpenTable * (A)	14,800	628
Oplink Communications *	18,200	292
Opnet Technologies (A)	84,600	2,641
OSI Systems *	8,934	662
Palo Alto Networks *	3,100	200
Parametric Technology *	148,480	3,155
Park Electrochemical	9,500	247

Description	Shares	Market Value ($ Thousands)

Photronics * (A)	61,700	$362
Plantronics	17,400	621
Power-One *	81,500	500
Progress Software *	70,720	1,360
Pulse Electronics (A)	23,000	26
QLIK Technologies *	59,626	1,261
QLogic *	83,200	1,012
Quantum *	375,882	601
Quest Software *	10,800	302
RealD * (A)	105,400	1,045
RealNetworks *	14,050	112
RealPage * (A)	94,308	2,406
RF Micro Devices *	184,623	692
Rogers * (A)	20,717	824
Rosetta Stone * (A)	17,100	197
Rudolph Technologies *	54,980	514
Saba Software *	104,500	982
Sanmina-SCI *	27,000	233
Semtech *	35,440	869
ServiceSource International * (A)	106,133	983
Silicon Laboratories *	16,035	613
SolarWinds *	28,073	1,541
Sonus Networks *	426,285	823
Sourcefire * (A)	27,866	1,446
Spansion, Cl A *	6,000	69
Splunk * (A)	13,200	454
SS&C Technologies Holdings *	77,611	1,721
STEC *	9,400	70
STR Holdings * (A)	13,700	44
Stratasys *	14,595	944
Sycamore Networks *	35,040	518
Synaptics * (A)	6,700	204
SYNNEX * (A)	7,200	249
Synopsys *	21,891	723
Take-Two Interactive Software * (A)	108,300	1,110
Tangoe * (A)	39,412	638
Tech Data *	28,600	1,389
TeleCommunication Systems, Cl A *	38,700	68
TeleNav *	19,500	118
TeleTech Holdings *	13,600	225
Tellabs	23,800	85
Teradyne * (A)	59,330	927
Tessco Technologies	9,400	178
Tessera Technologies	4,000	61
THQ * (A)	6,690	32
TIBCO Software * (A)	44,440	1,330
TNS *	30,810	450
Travelzoo * (A)	5,100	115
TriQuint Semiconductor *	204,700	1,138
Tyler Technologies *	26,665	1,074
Ultra Clean Holdings *	64,135	377
Ultratech *	37,000	1,220
Unisys * (A)	18,700	395
United Online (A)	67,300	335
Veeco Instruments * (A)	26,592	912
Vishay Intertechnology * (A)	67,538	646
VistaPrint *	52,857	1,907
Volterra Semiconductor *	6,700	160
WebMD Health, Cl A * (A)	33,400	499

9	SEI Institutional Investments Trust / Quarterly Reporting / August 31, 2012

Schedule of Investments (Unaudited)

Small Cap Fund

August 31, 2012

Description	Shares	Market Value ($ Thousands)

Websense * (A)	43,200	$664
Wright Express *	15,179	999
Xyratex	69,466	768
Yelp, Cl A * (A)	20,065	441
Zebra Technologies, Cl A *	25,439	949

		140,660

Materials — 4.2%
A. Schulman	19,800	481
AK Steel Holding (A)	44,100	230
Allegheny Technologies	16,298	483
American Vanguard	8,535	251
Boise (A)	70,800	533
Buckeye Technologies (A)	24,000	728
Century Aluminum *	34,600	216
Chemtura *	9,300	154
Coeur d’Alene Mines *	7,600	175
Compass Minerals International	8,710	626
Cytec Industries	9,995	684
Georgia Gulf	10,600	420
Glatfelter	30,400	511
Globe Specialty Metals	44,235	645
Greif, Cl A	19,296	858
GSE Holding * (A)	121,100	993
H.B. Fuller	49,300	1,499
Haynes International	10,291	502
Headwaters *	92,000	612
Horsehead Holding * (A)	93,410	826
Huntsman	38,397	552
Innophos Holdings	10,763	509
Innospec *	21,200	667
Intrepid Potash *	81,096	1,819
Kaiser Aluminum (A)	16,723	934
KapStone Paper and Packaging *	3,000	60
Koppers Holdings	2,000	65
Kraton Performance Polymers *	44,798	961
LSB Industries *	4,300	162
Materion	4,300	91
McEwen Mining * (A)	30,500	121
Minerals Technologies	26,930	1,826
Myers Industries	8,500	126
Neenah Paper	18,700	522
NewMarket	800	197
Noranda Aluminum Holding	47,200	281
OM Group *	26,200	483
Owens-Illinois *	32,877	575
Packaging Corp of America	24,548	786
PolyOne	133,980	2,114
Quaker Chemical	4,100	193
Resolute Forest Products * (A)	30,800	387
Rock-Tenn, Cl A	3,800	254
RTI International Metals * (A)	75,657	1,641
Schnitzer Steel Industries, Cl A (A)	38,500	1,063
Schweitzer-Mauduit International (A)	40,000	1,291
Sensient Technologies	65,100	2,334
Silgan Holdings	18,100	759
Stepan	3,000	287
TPC Group *	8,800	361
Tredegar	13,000	210

Description	Shares/Face Amount (Thousands)	Market Value ($ Thousands)

Wausau Paper	22,200	$199
Worthington Industries (A)	15,500	324

		33,581

Telecommunication Services — 0.5%
Atlantic Telegraph-Network	12,400	467
Boingo Wireless * (A)	89,600	655
Cogent Communications Group	12,075	237
IDT, Cl B	12,400	125
Neutral Tandem *	128,500	1,413
Premiere Global Services * (A)	18,300	169
tw telecom, Cl A *	17,890	450
USA Mobility	34,700	396

		3,912

Utilities — 2.0%
ALLETE	16,600	690
Avista	15,200	386
Cadiz * (A)	53,500	436
California Water Service Group	9,400	172
CH Energy Group	900	58
Chesapeake Utilities	11,666	546
Cleco	47,938	1,962
Dynegy, Cl A * (A)	30,700	15
El Paso Electric	8,900	295
Empire District Electric (A)	16,000	338
Great Plains Energy	81,441	1,736
IDACORP	19,715	817
Laclede Group (A)	9,600	406
MGE Energy	4,100	203
Northwest Natural Gas (A)	14,498	713
NorthWestern	14,500	531
Piedmont Natural Gas	16,200	506
PNM Resources	10,200	210
Portland General Electric	97,770	2,624
Southwest Gas	17,831	762
UIL Holdings (A)	9,300	327
UNS Energy	17,200	689
Westar Energy	12,974	378
WGL Holdings	25,684	1,003

		15,803

Total Common Stock (Cost $764,044) ($ Thousands)		778,930

EXCHANGE TRADED FUNDS —0.9%
iShares Russell 2000 Growth Index Fund	26,310	2,447
iShares Russell 2000 Index Fund (A)	38,821	3,152
iShares Russell 2000 Value Index Fund (A)	29,500	2,121

Total Exchange Traded Funds (Cost $7,462) ($ Thousands)		7,720

CONVERTIBLE BONDS — 0.0%
Eddie Bauer Holdings
5.250%, 04/01/2014 (D)	$2,856	29
Grubb & Ellis
7.950%, 05/01/2015 (D) (E)	103	—

Total Convertible Bonds (Cost $539) ($ Thousands)		29

10	SEI Institutional Investments Trust / Quarterly Reporting / August 31, 2012

Schedule of Investments (Unaudited)

Small Cap Fund

August 31, 2012

Description	Shares/Face Amount ($ Thousands)	Market Value ($ Thousands)

PREFERRED STOCK — 0.0%

Financials — 0.0%
Grubb & Ellis *	7,900	$—

Total Preferred Stock (Cost $757) ($ Thousands)		—

	Number Of Warrants
WARRANTS — 0.0%
Magnum Hunter Resource, Expires 08/29/14 *	17,967	—

Total Warrants (Cost $—) ($ Thousands)		—

AFFILIATED PARTNERSHIP — 22.9%
SEI Liquidity Fund, L.P.
0.160% † **(F)	190,487,591	184,297

Total Affiliated Partnership (Cost $190,487) ($ Thousands)		184,297

CASH EQUIVALENT — 3.9%
SEI Daily Income Trust, Prime Obligation Fund, Cl A 0.060% † **	31,150,764	31,151

Total Cash Equivalent (Cost $31,151) ($ Thousands)		31,151

U.S. TREASURY OBLIGATION (G) (H) — 0.3%
U.S. Treasury Bills
0.071%, 09/20/2012	$2,202	2,202

Total U.S. Treasury Obligation (Cost $2,202) ($ Thousands)		2,202

Total Investments — 124.6% (Cost $996,642) ($ Thousands) ††		$1,004,329

A list of the open futures contracts held by the Fund at August 31, 2012, are as follows:

Type of Contract	Number of Contracts Long	Expiration Date	Unrealized Appreciation ($ Thousands)
Russell 2000 Index E-MINI	96	Sep-2012	$93

For the period ended August 31, 2012, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

Percentages are based on a Net Assets of $806,123 ($ Thousands)

*	Non-income producing security.

**	The rate reported is the 7-day effective yield as of August 31, 2012.

†	Investment in Affiliated Security.

††	At August 31, 2012, the tax basis cost of the Fund’s investments was $996,642 ($ Thousands), and the unrealized appreciation and depreciation were $76,435 ($ Thousands) and ($68,748) ($ Thousands), respectively.

‡	Real Estate Investment Trust.

(A)	This security or a partial position of this security is on loan at August 31, 2012. The total value of securities on loan at August 31, 2012 was $185,735 ($ Thousands).

(B)	Securities considered illiquid. The total value of such securities as of August 31, 2012 was $107 ($ Thousands) and represented 0.01% of Net Assets.

(C)	Security fair valued using methods determined in good faith by the Valuation Committee of the Board of Trustees. The total market value of such securities as of August 31, 2012 was $107 ($ Thousands) and represented 0.01% of Net Assets.
(D)	Security in default on interest payments.

(E)	Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors.” These securities have been determined to be liquid under guidelines established by the Board of Trustees.

(F)	This security was purchased with cash collateral held from securities on loan. The total value of such securities as of August 31, 2012 was $184,297 ($ Thousands).

(G)	Security, or portion thereof, has been pledged as collateral on open futures contracts.

(H)	The rate reported is the effective yield at time of purchase.

(I)	Securities considered restricted. The total value of such securities as of August 31, 2012 was $92 ($ Thousands) and represented 0.01% of Net Assets.

ADR — American Depositary Receipt

Cl — Class

L.P. — Limited Partnership

NY—New York

The following is a list of the inputs used as of August 31, 2012, in valuing the Fund’s investments carried at value ($ Thousands).

Investments in Securities	Level 1	Level 2	Level 3(1)	Total
Common Stock	778,836	2	92	778,930
Exchange Traded Funds	7,720	—	—	7,720
Convertible Bond	—	—	29	29
Preferred Stock	—	—	—	—
Warrants	—	—	—	—
Affiliated Partnership	—	184,297	—	184,297
Cash Equivalent	31,151	—	—	31,151
U.S. Treasury Obligation	—	2,202	—	2,202

Total Investments in Securities	$817,707	$186,501	$121	$1,004,329

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Future Contract*	$93	$—	$—	$93

(1)	A reconciliation of Level 3 investments is presented when the Fund has a significant amount of Level 3 investments at the beginning and/or end of the period in relation to the net assets.

*	Futures contracts are valued at the unrealized appreciation on the instrument.

For the period ended August 31, 2012, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended August 31, 2012, there were no transfers between Level 2 and Level 3 assets and liabilities.

Amounts designated as “—” are $O or have been rounded to $O.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

11	SEI Institutional Investments Trust / Quarterly Reporting / August 31, 2012

Schedule of Investments (Unaudited)

Small Cap Fund

August 31, 2012

Restricted Securities — At August 31, 2012, the Fund owned private placement investments that were purchased through private offerings or acquired through initial public offerings and cannot be sold without prior registration under the Securities Act of 1933 or pursuant to an exemption there form. In addition, the Fund has generally agreed to further restrictions on the disposition of certain holdings as set forth in various agreements entered into in connection with the purchase of these investments. These investments are valued at fair value as determined in accordance with the procedures approved by the Board of Trustees. The acquisition dates of these investments, along with their cost and values at August 31, 2012 are as follows:

	Number of Shares	Acquisition Date	Right to Acquire Date	Cost ($Thousands)	Market Value ($Thousands)	% of Net Assets
Titanium Asset PP	122,200	8/6/07	8/6/07	729	92	0.01%

12	SEI Institutional Investments Trust / Quarterly Reporting / August 31, 2012

Schedule of Investments (Unaudited)

Small Cap II Fund

August 31, 2012

Description	Shares	Market Value ($ Thousands)

COMMON STOCK — 90.3%

Consumer Discretionary — 14.5%
American Eagle Outfitters	5,690	$127
American Greetings, Cl A	11,100	160
American Public Education *	2,600	88
Ameristar Casinos	3,800	64
ANN *	16,143	574
Arctic Cat *	2,300	100
Asbury Automotive Group *	11,720	325
Beazer Homes USA *	7,300	21
Bebe Stores	16,000	87
Belo, Cl A	41,055	300
Biglari Holdings *	410	144
BJ’s Restaurants *	15,591	640
Bob Evans Farms	3,400	134
Boyd Gaming *	2,400	14
Brown Shoe	16,400	246
Brunswick	11,260	267
Cabela’s *	8,700	418
Callaway Golf	26,334	151
Capella Education *	7,400	230
Career Education *	62,700	198
Caribou Coffee *	7,600	97
Cato, Cl A	9,200	270
CEC Entertainment	500	15
Cheesecake Factory	7,820	260
Children’s Place Retail Stores *	4,600	262
Christopher & Banks	6,600	16
Coinstar *	3,499	179
Columbia Sportswear	3,567	187
Conn’s *	1,400	32
Cooper Tire & Rubber	35,125	702
Core-Mark Holding	4,400	200
Corinthian Colleges *	102,500	207
Cracker Barrel Old Country Store	500	31
Destination Maternity	10,900	200
Dick’s Sporting Goods	7,680	382
Ethan Allen Interiors	12,006	265
Express *	19,254	301
Fifth & Pacific *	17,500	232
Finish Line, Cl A	1,400	32
Five Below *	2,731	88
Francesca’s Holdings *	21,125	746
Fred’s, Cl A	13,800	184
Furniture Brands International *	400	—
Grand Canyon Education *	25,501	539
Helen of Troy *	6,500	204
hhgregg *	22,900	162
Hibbett Sports *	12,360	717
Hillenbrand	3,500	63
Hot Topic	29,800	282
International Speedway, Cl A	4,800	128
iRobot *	2,000	50
Jack in the Box *	15,567	406
JAKKS Pacific	15,515	258
Jones Group	21,500	272
La-Z-Boy, Cl Z *	15,300	211
Leapfrog Enterprises, Cl A *	14,400	156

Description	Shares	Market Value ($ Thousands)

Life Time Fitness *	12,010	$570
LKQ *	8,230	311
Lumber Liquidators Holdings *	9,030	421
M/I Homes *	8,300	160
Marriott Vacations Worldwide *	2,600	84
Matthews International, Cl A	9,113	273
MDC Holdings	4,000	139
Men’s Wearhouse	7,358	233
Modine Manufacturing *	11,400	80
Movado Group	9,200	323
Multimedia Games Holding *	6,700	105
National CineMedia	22,040	320
New York Times, Cl A *	6,800	63
Nutrisystem	5,100	52
Office Depot *	21,700	33
OfficeMax	21,200	123
Orient-Express Hotels, Cl A *	36,350	320
Pandora Media *	24,470	293
Panera Bread, Cl A *	2,725	422
Papa John’s International *	2,400	124
Perry Ellis International *	3,900	80
PetMed Express	25,300	260
Pier 1 Imports	28,593	528
Pool	500	20
Red Robin Gourmet Burgers *	10,924	339
Regis	27,156	489
Rent-A-Center, Cl A	2,600	92
Ryland Group	1,000	27
Scholastic	10,500	321
School Specialty *	13,446	38
Scientific Games, Cl A *	58,068	426
Select Comfort *	28,393	811
Shuffle Master *	17,920	272
Shutterfly *	12,598	375
Skechers U.S.A., Cl A *	1,800	39
Skullcandy *	27,910	428
SodaStream International *	5,893	227
Sonic *	23,400	219
Sotheby’s	5,700	178
Stage Stores	1,300	28
Standard Motor Products	9,800	173
Steiner Leisure *	1,900	89
Steven Madden *	8,180	351
Stewart Enterprises, Cl A	17,000	125
Strayer Education	200	13
True Religion Apparel	4,500	104
Ulta Salon Cosmetics & Fragrance	4,140	389
Vail Resorts	12,454	642
Vitamin Shoppe *	7,210	387
Warnaco Group *	3,400	175
Wet Seal, Cl A *	110,500	320
Winnebago Industries *	7,500	86
WMS Industries *	15,811	252
Wolverine World Wide	300	14
Zumiez *	23,675	691

		26,081

1	SEI Institutional Investments Trust / Quarterly Report / August 31, 2012

Schedule of Investments (Unaudited)

Small Cap II Fund

August 31, 2012

Description	Shares	Market Value ($ Thousands)

Consumer Staples — 4.0%
Andersons	9,400	$378
Casey’s General Stores	10,894	616
Central Garden and Pet, Cl A *	11,516	136
Central Garden and Pet *	11,798	134
Chefs’ Warehouse *	16,530	254
Chiquita Brands International *	34,700	208
Coca-Cola Bottling	100	7
Dole Food *	16,879	217
Elizabeth Arden *	10,170	473
Fresh Del Monte Produce	20,400	504
Fresh Market *	3,014	174
Harris Teeter Supermarkets	3,900	152
Ingredion	10,515	566
J&J Snack Foods	900	51
Lancaster Colony	5,400	391
Medifast *	2,000	56
Nash Finch	600	12
Pantry *	18,195	255
Pilgrim’s Pride *	39,100	208
Post Holdings *	9,000	269
Prestige Brands Holdings *	20,848	335
Rite Aid *	150,800	180
Sanderson Farms	4,226	186
Snyders-Lance	21,326	499
Spectrum Brands Holdings *	3,700	136
SUPERVALU	9,200	22
United Natural Foods *	5,919	340
USANA Health Sciences *	4,500	204
WD-40	3,300	161
Weis Markets	1,800	76

		7,200

Energy — 4.3%
ATP Oil & Gas *	75,700	15
Atwood Oceanics *	8,370	387
Basic Energy Services *	11,600	129
Berry Petroleum, Cl A	10,402	383
Bristow Group	800	38
Cloud Peak Energy *	5,600	98
Contango Oil & Gas *	200	11
Delek US Holdings	1,200	32
Dril-Quip *	1,710	120
Energy Partners *	7,000	121
Energy XXI Bermuda	12,631	415
Forum Energy Technologies *	5,839	138
Goodrich Petroleum *	21,858	278
Gulfmark Offshore, Cl A *	8,370	294
Halcon Resources *	31,088	239
Harvest Natural Resources *	4,300	37
Helix Energy Solutions Group *	11,200	197
Key Energy Services *	48,424	383
KiOR, Cl A *	15,406	118
Knightsbridge Tankers	4,100	26
Laredo Petroleum Holdings *	8,530	186
Matador Resources *	21,040	214
McDermott International *	17,052	190
Oasis Petroleum *	22,355	656
Oceaneering International	7,010	375

Description	Shares	Market Value ($ Thousands)

Oil States International *	4,630	$362
Parker Drilling *	34,700	144
Penn Virginia	20,300	124
Pioneer Energy Services *	37,433	288
Rosetta Resources *	13,086	562
SemGroup, Cl A *	1,000	36
Ship Finance International	3,300	53
SM Energy	1,550	73
Stone Energy *	1,400	33
Superior Energy Services *	5,160	107
Swift Energy *	18,904	368
Teekay Tankers, Cl A	8,200	33
Vaalco Energy *	18,400	136
Western Refining	3,300	92
Willbros Group *	27,400	134

		7,625

Financials — 18.3%
Affiliated Managers Group *	3,650	429
Agree Realty ‡	2,600	65
Amtrust Financial Services	12,276	320
Argo Group International Holdings	9,200	272
Ashford Hospitality Trust ‡	21,700	180
Associated Estates Realty ‡	23,080	351
Astoria Financial	7,300	74
Bancorpsouth	10,552	156
Bank of the Ozarks	9,000	289
Banner	8,807	213
BBCN Bancorp *	10,740	134
BlackRock Kelso Capital	27,400	271
Boston Private Financial Holdings	16,039	152
Brookline Bancorp	11,500	98
Campus Crest Communities ‡	20,100	217
CapLease ‡	2,800	14
Cardinal Financial	17,589	228
Cathay General Bancorp	1,400	23
CBL & Associates Properties ‡	13,470	288
Chesapeake Lodging Trust ‡	6,200	116
Citizens Republic Bancorp *	13,300	272
City Holding	6,000	205
CNO Financial Group	5,300	47
Colonial Properties Trust ‡	16,970	372
Columbia Banking System	11,900	212
Community Bank System	6,900	193
Coresite Realty ‡	900	24
Cousins Properties ‡	4,600	37
Credit Acceptance *	159	16
CubeSmart ‡	5,900	76
CVB Financial	17,601	210
DFC Global *	16,947	316
EastGroup Properties ‡	11,955	641
Education Realty Trust ‡	30,978	358
Employers Holdings	30,126	549
Endurance Specialty Holdings	6,254	236
Entertainment Properties Trust ‡	9,730	444
Equity One ‡	16,759	355
EverBank Financial	10,470	124
Evercore Partners, Cl A	10,610	262

2	SEI Institutional Investments Trust / Quarterly Report / August 31, 2012

Schedule of Investments (Unaudited)

Small Cap II Fund

August 31, 2012

Description	Shares	Market Value ($ Thousands)

Federated Investors, Cl B	11,003	$234
First American Financial	13,600	262
First Commonwealth Financial	37,000	258
First Financial Bankshares	2,600	90
First Horizon National	35,481	318
First Industrial Realty Trust ‡ *	6,300	81
First Midwest Bancorp	48,235	570
First Potomac Realty Trust ‡	4,500	58
FirstMerit	36,502	573
FNB (Pennsylvania)	30,720	336
Franklin Street Properties ‡	2,300	26
Fulton Financial	30,720	299
Getty Realty ‡	2,600	47
Glimcher Realty Trust ‡	29,240	306
Government Properties Income Trust ‡	13,300	300
Hancock Holding	13,713	406
Healthcare Realty Trust ‡	5,100	124
Hercules Technology Growth Capital	3,900	44
Highwoods Properties ‡	11,250	367
Home Bancshares	5,900	186
Horace Mann Educators	38,960	685
Iberiabank	13,262	622
Infinity Property & Casualty	10,775	605
Inland Real Estate ‡	44,300	363
International Bancshares	12,000	219
Investment Technology Group *	28,800	244
Jones Lang LaSalle	3,074	222
Lexington Realty Trust ‡	82,548	774
LTC Properties ‡	4,700	159
MarketAxess Holdings	4,100	134
Medical Properties Trust ‡	37,820	390
MFA Mortgage Investments ‡	50,283	412
MGIC Investment *	40,900	48
Mid-America Apartment Communities ‡	10,332	703
Montpelier Re Holdings	16,300	351
National Health Investors ‡	900	47
National Penn Bancshares	50,843	453
NBT Bancorp	12,400	261
Nelnet, Cl A	10,400	249
Netspend Holdings *	51,450	488
Northwest Bancshares	16,300	197
Old National Bancorp	46,070	608
Oritani Financial	14,800	217
PacWest Bancorp	20,722	482
Park National	200	13
Pennsylvania Real Estate Investment Trust ‡	4,100	64
PHH *	700	12
Pinnacle Financial Partners *	3,200	61
Piper Jaffray *	3,600	89
Platinum Underwriters Holdings	22,554	896
Potlatch ‡	6,600	238
Primerica *	4,300	125
ProAssurance	4,560	407
Prospect Capital	2,900	33
Prosperity Bancshares	10,860	457

Description	Shares	Market Value ($ Thousands)

Provident Financial Services	18,600	$287
PS Business Parks ‡	2,400	164
Ramco-Gershenson Properties ‡	23,000	298
Reinsurance Group of America, Cl A	6,269	368
Retail Opportunity Investments ‡	5,500	69
RLI	400	25
Sabra Health Care ‡	7,500	144
Selective Insurance Group	3,900	70
Signature Bank NY *	8,269	534
Solar Capital	8,800	204
Sovran Self Storage ‡	200	11
Stifel Financial *	10,230	334
Strategic Hotels & Resorts ‡ *	3,000	18
Sunstone Hotel Investors ‡ *	12,100	126
Susquehanna Bancshares	68,693	722
Symetra Financial	16,700	204
Synovus Financial	54,748	114
Tanger Factory Outlet Centers ‡	7,722	259
TCF Financial	52,091	579
TICC Capital	18,400	191
Tower Group	4,800	89
Trustmark	1,800	43
Two Harbors Investment ‡	12,200	141
UMB Financial	3,000	147
Umpqua Holdings	22,800	288
ViewPoint Financial Group	11,200	206
Waddell & Reed Financial, Cl A	8,340	247
Washington Federal	18,900	304
Washington Real Estate Investment Trust ‡	2,900	78
Webster Financial	30,520	649
Westamerica Bancorporation	5,300	247
Wilshire Bancorp *	18,100	113
World Acceptance *	1,500	110
Zions Bancorporation	26,017	501

		32,936

Health Care — 11.7%
Acadia Healthcare *	15,425	296
Achillion Pharmaceuticals *	15,890	112
Acorda Therapeutics *	300	7
Affymetrix *	49,400	188
Akorn *	66,494	920
Amarin ADR *	21,707	297
Amedisys *	17,300	244
AMERIGROUP *	6,160	560
Amsurg, Cl A *	11,776	346
Analogic	3,500	243
Ariad Pharmaceuticals *	25,366	522
Arqule *	12,601	66
ArthroCare *	2,000	59
Assisted Living Concepts, Cl A	9,100	71
athenahealth *	2,727	241
Auxilium Pharmaceuticals *	3,800	89
Catamaran *	3,785	330
Celldex Therapeutics *	16,900	95
Cepheid *	3,520	133
Chemed	5,800	383

3	SEI Institutional Investments Trust / Quarterly Report / August 31, 2012

Schedule of Investments (Unaudited)

Small Cap II Fund

August 31, 2012

Description	Shares	Market Value ($ Thousands)

Computer Programs & Systems	2,200	$111
CONMED	5,900	159
Cubist Pharmaceuticals *	200	9
Cyberonics *	5,937	296
Dendreon *	5,900	27
DexCom *	20,301	270
Emergent Biosolutions *	13,500	199
Ensign Group	2,700	80
Gentiva Health Services *	26,600	292
HealthSouth *	33,277	762
HeartWare International *	3,210	288
Hi-Tech Pharmacal *	500	18
HMS Holdings *	25,459	877
ICU Medical *	10,023	556
Invacare	9,100	125
IPC The Hospitalist *	4,412	195
Ironwood Pharmaceuticals, Cl A *	7,919	99
Keryx Biopharmaceuticals *	64,677	132
LHC Group *	6,400	111
LifePoint Hospitals *	7,750	313
Magellan Health Services *	300	15
MAP Pharmaceuticals *	24,944	335
Masimo *	12,712	281
MedAssets *	1,800	31
Medicines *	4,300	111
Medicis Pharmaceutical, Cl A	11,920	376
MEDNAX *	9,187	637
Molina Healthcare *	2,000	49
Momenta Pharmaceuticals *	10,100	143
Neurocrine Biosciences *	10,200	75
NuVasive *	14,335	302
NxStage Medical *	7,400	94
Omnicell *	3,800	55
Onyx Pharmaceuticals *	3,270	235
Optimer Pharmaceuticals *	10,800	162
Orthofix International *	5,100	216
Owens & Minor	4,500	126
Pain Therapeutics *	4,000	16
PAREXEL International *	23,147	666
PDL BioPharma	81,000	596
PerkinElmer	14,005	382
Pharmacyclics *	1,350	90
PharMerica *	6,700	84
Pozen *	14,500	94
PSS World Medical *	1,600	35
Quality Systems	1,400	25
Questcor Pharmaceuticals *	18,783	816
Salix Pharmaceuticals *	3,927	173
Sangamo Biosciences *	20,125	108
Select Medical Holdings *	13,300	138
Sirona Dental Systems *	6,960	370
Skilled Healthcare Group, Cl A *	2,900	17
Spectranetics *	20,872	253
Spectrum Pharmaceuticals *	14,798	177
STERIS	6,165	211
Synageva BioPharma *	2,750	137
Syneron Medical *	1,900	19
Team Health Holdings *	22,570	644
Teleflex	11,741	775

Description	Shares	Market Value ($ Thousands)

TESARO *	6,630	$82
Threshold Pharmaceuticals *	16,003	141
Trius Therapeutics *	34,077	189
Universal American *	8,400	76
ViroPharma *	1,900	51
Volcano *	21,828	617
WellCare Health Plans *	11,214	636

		20,982

Industrials — 15.2%
ABM Industries	1,200	24
Acacia Research *	14,379	379
ACCO Brands *	5,000	33
Actuant, Cl A	38,178	1,074
Acuity Brands	8,525	547
Advisory Board *	12,139	538
Air Lease, Cl A *	3,400	70
Aircastle	18,400	210
Alaska Air Group *	8,500	285
Albany International, Cl A	6,300	133
Allegiant Travel, Cl A *	900	60
American Science & Engineering	2,100	125
Ametek	3,495	120
AO Smith	9,320	510
Apogee Enterprises	15,100	239
Applied Industrial Technologies	500	20
Arkansas Best	15,400	141
Barnes Group	5,600	133
BE Aerospace *	5,578	225
Beacon Roofing Supply *	12,740	358
Belden	17,906	611
Brady, Cl A	9,699	272
Briggs & Stratton	1,300	22
Brink’s	1,700	38
Carlisle	4,930	258
Cascade	500	25
Ceradyne	11,700	278
Chart Industries *	12,804	894
CLARCOR	4,402	212
Comfort Systems USA	500	5
Consolidated Graphics *	6,800	182
Corporate Executive Board	2,644	123
Curtiss-Wright	1,400	42
DigitalGlobe *	12,773	265
Dollar Thrifty Automotive Group *	100	9
Dycom Industries *	27,230	395
EMCOR Group	7,300	202
Encore Capital Group *	1,500	42
EnerSys *	4,000	149
EnPro Industries *	5,623	211
Esterline Technologies *	5,880	352
Exponent *	1,800	94
Franklin Electric	2,760	150
FreightCar America	2,100	38
G&K Services, Cl A	17,780	558
General Cable *	8,506	230
Genesee & Wyoming, Cl A *	12,082	768
GeoEye *	2,800	75
Granite Construction	5,800	160

4	SEI Institutional Investments Trust / Quarterly Report / August 31, 2012

Schedule of Investments (Unaudited)

Small Cap II Fund

August 31, 2012

Description	Shares	Market Value ($ Thousands)

H&E Equipment Services *	800	$14
Hawaiian Holdings *	1,800	11
Hexcel *	47,361	1,074
HNI	3,200	89
IDEX	16,712	666
Insperity	2,600	64
Interface, Cl A	39,622	544
Interline Brands *	4,400	112
John Bean Technologies	2,100	33
Kadant *	6,771	154
KAR Auction Services *	9,527	167
Kaydon	6,585	146
Kelly Services, Cl A	4,000	49
KEYW Holding *	20,800	234
Kforce *	11,800	138
Kirby *	6,970	367
Korn/Ferry International *	900	13
Layne Christensen *	7,400	144
Lincoln Electric Holdings	7,280	300
Lindsay Manufacturing	500	33
MasTec *	16,490	301
Meritor *	23,600	105
Middleby *	3,605	415
Mine Safety Appliances	3,900	136
Mueller Industries	700	30
Mueller Water Products, Cl A	40,400	155
MYR Group *	2,900	59
NACCO Industries, Cl A	600	64
National Presto Industries	900	65
Navigant Consulting *	12,530	138
Old Dominion Freight Line *	10,593	474
Orbital Sciences *	19,950	275
Orion Marine Group *	22,530	172
Quad, Cl A	9,600	176
Quanex Building Products	6,100	107
RailAmerica *	4,650	127
RBC Bearings *	7,150	329
Resources Connection	21,300	238
Robbins & Myers	6,580	394
RPX *	13,345	157
Saia *	6,500	141
Sauer-Danfoss	500	19
Simpson Manufacturing	7,900	201
SkyWest	22,100	194
Spirit Airlines *	8,200	160
Standex International	3,000	134
Steelcase, Cl A	25,000	242
Swift Transporation, Cl A *	33,500	273
Sykes Enterprises *	5,100	69
TAL International Group	700	24
Taser International *	29,300	157
Teledyne Technologies *	10,775	695
Terex *	20,698	457
Tetra Tech *	22,149	575
Thermon Group Holdings *	10,820	247
Towers Watson, Cl A	5,730	311
Trimas *	8,103	174
Triumph Group	3,875	230
TrueBlue *	41,340	642

Description	Shares	Market Value ($ Thousands)

United Rentals *	14,230	$460
US Airways Group *	15,300	163
US Ecology	18,688	351
UTi Worldwide	11,308	155
Valmont Industries	3,230	409
Watts Water Technologies, Cl A	8,456	310
Werner Enterprises	1,600	36
WESCO International *	6,094	352

		27,334

Information Technology — 15.4%
ACI Worldwide *	8,500	369
Actuate *	20,100	140
Acxiom *	5,900	101
Advanced Energy Industries *	13,300	170
Ancestry.com *	1,100	34
Anixter International	600	36
Applied Micro Circuits *	9,000	46
Arris Group *	6,800	93
Aspen Technology *	27,970	682
ATMI *	2,400	45
Bankrate *	14,450	248
Bazaarvoice *	18,734	278
Benchmark Electronics *	8,300	133
Black Box	6,200	161
Blucora *	4,200	65
Brightpoint *	3,800	34
BroadSoft *	8,300	301
Cabot Microelectronics	300	10
CACI International, Cl A *	4,782	255
Cadence Design Systems *	37,320	493
Calix *	40,200	213
Cardtronics *	9,740	275
Cavium *	16,108	520
Ciena *	25,341	346
Cirrus Logic *	6,460	269
Coherent *	6,540	308
CommVault Systems *	200	10
Comtech Telecommunications	6,551	184
Convergys	18,772	291
CoStar Group *	6,110	496
CSG Systems International *	11,900	252
Cymer *	4,500	255
DealerTrack Holdings *	15,830	438
Demand Media *	4,500	46
Dice Holdings *	15,200	121
Diebold	10,549	344
Digital River *	13,998	233
Diodes *	10,112	187
EarthLink	5,800	39
Emulex *	60,593	415
Entegris *	14,540	128
Entropic Communications *	1,600	9
ExactTarget *	5,410	115
ExlService Holdings *	16,501	425
Fairchild Semiconductor International, Cl A *	49,510	719
FEI	13,071	702
FormFactor *	27,100	138

5	SEI Institutional Investments Trust / Quarterly Report / August 31, 2012

Schedule of Investments (Unaudited)

Small Cap II Fund

August 31, 2012

Description	Shares	Market Value ($ Thousands)

Fortinet *	11,300	$300
Global Cash Access Holdings *	4,900	38
Glu Mobile *	16,300	82
GT Advanced Technologies *	10,500	61
Guidewire Software *	7,920	226
Harmonic *	39,500	181
Heartland Payment Systems	9,960	303
Hittite Microwave *	5,534	290
Infoblox *	9,771	213
Insight Enterprises *	14,500	260
Interactive Intelligence Group *	6,299	186
Intermec *	39,048	231
Internap Network Services *	58,321	420
JDA Software Group *	800	25
Kemet *	19,600	91
Kenexa *	5,290	242
Limelight Networks *	58,500	135
LogMeIn *	3,300	73
Loral Space & Communications	3,000	220
Manhattan Associates *	8,210	415
Mantech International, Cl A	1,000	22
MAXIMUS	2,000	109
Mellanox Technologies *	3,410	390
Mentor Graphics *	6,300	104
Micros Systems *	4,670	237
MicroStrategy, Cl A *	1,670	210
Mindspeed Technologies *	53,407	138
MKS Instruments	4,300	117
Move *	14,800	115
NETGEAR *	16,720	611
Netscout Systems *	2,400	57
NIC	500	7
Novatel Wireless *	2,800	6
OCZ Technology Group *	35,782	203
Opnet Technologies	17,533	547
OSI Systems *	8,847	656
Parametric Technology *	39,464	839
Photronics *	2,600	15
Plantronics	1,800	64
Plexus *	1,700	51
Progress Software *	2,400	46
QLIK Technologies *	18,824	398
QLogic *	12,600	153
Quantum *	118,938	190
Quest Software *	1,700	48
RealNetworks *	3,900	31
RF Micro Devices *	71,980	270
Rogers *	6,572	261
Sanmina-SCI *	6,600	57
Sapient *	5,200	53
Semtech *	15,980	392
ServiceSource International *	10,476	97
SolarWinds *	6,314	346
Sonus Networks *	135,163	261
Sourcefire *	4,958	257
Spansion, Cl A *	7,100	81
STEC *	15,800	117
Stratasys *	3,140	203
Synaptics *	6,100	186

Description	Shares	Market Value ($ Thousands)

SYNNEX *	800	$28
Synopsys *	8,527	282
Take-Two Interactive Software *	23,960	246
Tangoe *	12,503	203
TeleNav *	500	3
TeleTech Holdings *	2,600	43
Tellabs	10,900	39
Teradyne *	26,740	418
Tessera Technologies	700	11
TIBCO Software *	6,680	200
TiVo *	600	5
TNS *	12,005	175
Travelzoo *	7,000	158
TriQuint Semiconductor *	64,937	361
Tyler Technologies *	200	8
Unisys *	4,500	95
United Online	34,400	171
Veeco Instruments *	11,830	406
Viasat *	7,980	309
Vishay Intertechnology *	26,329	252
WebMD Health, Cl A *	16,500	246
Wright Express *	4,819	317
Xyratex	14,879	165
Zebra Technologies, Cl A *	9,918	370

		27,620

Materials — 4.2%
A. Schulman	12,600	306
AK Steel Holding	24,400	127
Allegheny Technologies	6,354	188
Buckeye Technologies	1,600	49
Century Aluminum *	11,600	72
Chemtura *	6,600	109
Coeur d’Alene Mines *	400	9
Commercial Metals	11,940	152
Compass Minerals International	3,396	244
Cytec Industries	3,897	267
Eagle Materials	6,820	291
Georgia Gulf	2,300	91
Glatfelter	8,200	138
Greif, Cl A	7,522	335
H.B. Fuller	8,480	258
Haynes International	400	20
Headwaters *	37,500	249
Horsehead Holding *	20,700	183
Huntsman	14,969	215
Innophos Holdings	4,211	199
Innospec *	1,400	44
Intrepid Potash *	9,175	206
Kaiser Aluminum	5,305	296
Koppers Holdings	3,700	120
Kraton Performance Polymers *	16,704	358
LSB Industries *	900	34
Minerals Technologies	6,200	420
Myers Industries	5,200	77
Neenah Paper	200	6
Noranda Aluminum Holding	24,000	143
Owens-Illinois *	12,817	224
Packaging Corp of America	9,570	306

6	SEI Institutional Investments Trust / Quarterly Report / August 31, 2012

Schedule of Investments (Unaudited)

Small Cap II Fund

August 31, 2012

Description	Shares/Face Amount ($ Thousands)	Market Value ($ Thousands)

PolyOne	22,360	$353
Resolute Forest Products *	25,900	326
RTI International Metals *	14,207	308
Schnitzer Steel Industries, Cl A	7,100	196
Sensient Technologies	12,209	438
TPC Group *	2,700	111
Wausau Paper	11,600	104

		7,572

Telecommunication Services — 0.1%
Consolidated Communications Holdings	3,000	49
Neutral Tandem *	800	9
NTELOS Holdings	5,700	98

		156

Utilities — 2.6%
Allete	7,510	312
American States Water	1,700	74
Avista	100	2
California Water Service Group	12,500	229
Cleco	10,889	446
El Paso Electric	1,500	50
Great Plains Energy	31,749	677
IDACORP	7,686	319
Laclede Group	3,200	135
MGE Energy	2,200	109
New Jersey Resources	1,200	54
Northwest Natural Gas	1,000	49
NorthWestern	11,100	406
Otter Tail	4,800	109
PNM Resources	9,600	197
Portland General Electric	24,388	655
UNS Energy	10,830	434
Westar Energy	5,058	147
WGL Holdings	8,410	328

		4,732

Total Common Stock (Cost $157,531) ($ Thousands)		162,238

EXCHANGE TRADED FUNDS — 0.7%
iShares Russell 2000 Growth Index Fund	8,552	795
iShares Russell 2000 Index Fund	6,760	549

Total Exchange Traded Funds (Cost $1,308) ($ Thousands)		1,344

CASH EQUIVALENT — 4.6%
SEI Daily Income Trust, Prime Obligation Fund, Cl A 0.060% † **	8,310,631	8,311

Total Cash Equivalent (Cost $8,311) ($ Thousands)		8,311

U.S. TREASURY OBLIGATIONS (A) (B) — 0.5%
U.S. Treasury Bills
0.110%, 02/07/2013	$234	234
0.076%, 09/20/2012	602	602

Description	Market Value ($ Thousands)

Total U.S. Treasury Obligations (Cost $836) ($ Thousands)	$836

Total Investments — 96.1% (Cost $167,986) ($ Thousands) ††	$172,729

A list of the open futures contracts held by the Fund at August 31, 2012, are as follows:

Type of Contract	Number of Contracts Long	Expiration Date	Unrealized Appreciation ($ Thousands)
Russell 2000 Index E-MINI	166	Sep-2012	$275

For the period ended August 31, 2012, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

Percentages are based on a Net Assets of $179,684 ($ Thousands)

*	Non-income producing security.

**	The rate reported is the 7-day effective yield as of August 31, 2012.

†	Investment in Affiliated Security.

††	At August 31, 2012, the tax basis cost of the Fund’s investments was $167,986 ($ Thousands), and the unrealized appreciation and depreciation were $8,036 ($ Thousands) and ($3,293) ($ Thousands), respectively.

‡	Real Estate Investment Trust.

(A)	Security, or portion thereof, has been pledged as collateral on open futures contracts.

(B)	The rate reported is the effective yield at time of purchase.

ADR — American Depositary Receipt

Cl — Class

The following is a list of the inputs used as of August 31, 2012, in valuing the Fund’s investments carried at value ($ Thousands).

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	162,238	—	—	162,238
Exchange Traded Funds	1,344	—	—	1,344
Cash Equivalent	8,311	—	—	8,311
U.S. Treasury Obligations	—	836	—	836

Total Investments in Securities	$171,893	$836	$—	$172,729

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Future Contract*	$275	$—	$—	$275

*	Futures contracts are valued at the unrealized appreciation on the instrument.

For the year ended August 31, 2012, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the year ended August 31, 2012, there were no transfers between Level 2 and Level 3 assets and liabilities.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

Amounts designated as “—” are $0 or have been rounded to $0.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

7	SEI Institutional Investments Trust / Quarterly Report / August 31, 2012

Schedule of Investments (Unaudited)

Small/Mid Cap Equity Fund

August 31, 2012

Description	Shares	Market Value ($ Thousands)

COMMON STOCK — 95.3%

Consumer Discretionary — 13.5%
Abercrombie & Fitch, Cl A	41,740	$1,502
AFC Enterprises *	124,770	2,997
American Eagle Outfitters	237,805	5,289
American Greetings, Cl A	33,400	481
American Public Education *	51,186	1,725
America’s Car-Mart *	4,100	187
ANN *	41,481	1,476
Asbury Automotive Group *	62,546	1,732
Autoliv	36,100	2,140
Belo, Cl A	219,953	1,606
Big 5 Sporting Goods (A)	11,600	99
Big Lots *	50,600	1,540
BJ’s Restaurants * (A)	63,776	2,618
Bloomin’ Brands *	57,230	743
Bob Evans Farms	41,100	1,617
Body Central *	33,500	294
Bravo Brio Restaurant Group *	18,700	302
Brinker International	20,900	720
Brunswick	129,605	3,070
Buffalo Wild Wings *	59,051	4,534
Cabela’s *	45,890	2,203
Callaway Golf	140,970	811
Capella Education *	19,961	620
Carmike Cinemas *	10,200	117
Carter’s *	51,291	2,857
Casual Male Retail Group *	124,100	511
Cato, Cl A	46,500	1,366
CEC Entertainment	81,244	2,414
Cheesecake Factory	107,650	3,575
Children’s Place Retail Stores *	114,326	6,510
Coinstar *	11,810	604
Columbia Sportswear	19,111	999
Cooper Tire & Rubber	191,541	3,829
Core-Mark Holding	17,279	787
Cracker Barrel Old Country Store	6,800	428
Crocs *	41,820	732
Dana Holdings	131,475	1,796
Deckers Outdoor *	84,011	4,160
Dick’s Sporting Goods	116,550	5,800
Dillard’s, Cl A	29,800	2,238
DR Horton (A)	357,324	6,785
DSW, Cl A (A)	119,079	7,683
Ethan Allen Interiors	53,606	1,184
Express *	156,075	2,436
Five Below *	13,388	430
Francesca’s Holdings *	95,918	3,389
GameStop, Cl A (A)	38,200	729
Gannett	186,016	2,838
Gaylord Entertainment *	49,960	2,025
GNC Holdings, Cl A	51,992	2,020
Grand Canyon Education *	114,335	2,415
H&R Block	51,400	851
Hanesbrands *	239,228	7,758
Harley-Davidson	47,136	1,978
Hasbro	71,974	2,700
Hibbett Sports *	123,384	7,161
HomeAway * (A)	116,750	2,762
HSN	51,420	2,316
Ignite Restaurant Group *	20,500	307
Interpublic Group	173,127	1,842
Jack in the Box *	33,376	871

Description	Shares	Market Value ($ Thousands)

Jones Group (A)	130,200	$1,650
Lamar Advertising, Cl A *	57,633	1,909
La-Z-Boy, Cl Z *	17,900	247
Leapfrog Enterprises, Cl A *	143,173	1,552
Libbey *	101,500	1,491
Life Time Fitness * (A)	97,579	4,633
Lincoln Educational Services	41,174	175
LKQ *	43,404	1,638
Lumber Liquidators Holdings * (A)	47,630	2,222
Maidenform Brands *	51,883	1,151
Matthews International, Cl A	95,164	2,848
MDC Partners, Cl A	138,900	1,404
Men’s Wearhouse	81,706	2,582
Meredith	44,625	1,453
Meritage Homes *	33,960	1,266
Monro Muffler	73,599	2,491
National CineMedia	410,802	5,957
Newell Rubbermaid	144,550	2,592
O’Reilly Automotive *	42,141	3,580
Orient-Express Hotels, Cl A *	165,797	1,457
Pandora Media *	431,085	5,169
Panera Bread, Cl A *	14,360	2,224
Penn National Gaming *	129,905	5,104
Pep Boys-Manny Moe & Jack	72,280	650
Pier 1 Imports	154,267	2,851
Pinnacle Entertainment *	221,555	2,453
Polaris Industries	36,107	2,715
PulteGroup *	154,390	2,112
RadioShack	65,700	160
Red Robin Gourmet Burgers *	28,498	884
Regis	137,460	2,476
Rent-A-Center, Cl A	24,700	871
Royal Caribbean Cruises	75,118	2,030
Ruby Tuesday *	204,087	1,380
Rue21 *	64,479	1,825
Ryland Group	138,471	3,712
Sally Beauty Holdings *	144,217	3,966
Scholastic	45,700	1,396
School Specialty *	70,244	198
Scientific Games, Cl A *	233,925	1,715
Scripps Networks Interactive, Cl A	31,622	1,869
Select Comfort *	126,774	3,622
Shuffle Master *	33,900	514
Shutterfly * (A)	161,514	4,805
Sinclair Broadcast Group, Cl A	93,100	1,076
Skullcandy * (A)	168,152	2,579
SodaStream International *	37,182	1,435
Stage Stores	71,200	1,525
Standard Pacific * (A)	243,300	1,630
Starwood Hotels & Resorts
Worldwide	29,450	1,624
Steven Madden *	87,847	3,770
Tempur-Pedic International * (A)	69,011	2,156
Tenneco *	104,555	3,175
Tesla Motors *	29,325	836
TripAdvisor *	18,804	629
TRW Automotive Holdings *	49,200	2,151
Tumi Holdings *	29,770	627
Ulta Salon Cosmetics & Fragrance	21,950	2,063
Urban Outfitters *	129,427	4,859
Vail Resorts	21,630	1,115

1	SEI Institutional Investments Trust / Quarterly Report / August 31, 2012

Schedule of Investments (Unaudited)

Small/Mid Cap Equity Fund

August 31, 2012

Description	Shares	Market Value ($ Thousands)

Vitamin Shoppe *	38,280	$2,052
Warnaco Group *	34,820	1,791
Wet Seal, Cl A *	56,400	164
Whirlpool	37,300	2,815
WMS Industries *	239,689	3,818
Wolverine World Wide	94,681	4,453
Wyndham Worldwide (A)	116,223	6,060
Zumiez *	103,082	3,009

		289,920

Consumer Staples — 3.0%
B&G Foods, Cl A (A)	97,333	2,849
Casey’s General Stores	178,088	10,071
Central Garden and Pet *	63,151	717
Central Garden and Pet, Cl A *	61,641	727
Chefs’ Warehouse *	87,125	1,339
Chiquita Brands International *	88,300	530
Church & Dwight	32,845	1,798
Coca-Cola Enterprises	60,300	1,781
Constellation Brands, Cl A *	60,795	2,002
Dole Food *	125,728	1,619
Elizabeth Arden * (A)	80,030	3,725
Energizer Holdings	29,893	2,060
Fresh Del Monte Produce	57,800	1,428
Fresh Market *	10,197	589
Hain Celestial Group *	43,195	2,980
Ingredion	56,334	3,032
J&J Snack Foods	20,590	1,176
JM Smucker	22,855	1,942
Kroger	110,827	2,469
Medifast *	31,205	870
Molson Coors Brewing, Cl B (A)	50,150	2,234
Natural Grocers by Vitamin Cottage *	10,430	224
Omega Protein *	90,700	655
Pantry *	97,514	1,367
Prestige Brands Holdings *	85,436	1,372
Safeway	108,400	1,696
Sanderson Farms	22,641	997
Smart Balance *	35,794	415
Smithfield Foods *	65,800	1,271
Snyders-Lance	34,595	809
Spartan Stores	79,358	1,215
SUPERVALU	94,000	224
Sysco	77,276	2,342
TreeHouse Foods *	37,472	1,947
Tyson Foods, Cl A	105,968	1,659
United Natural Foods *	20,026	1,151
USANA Health Sciences * (A)	31,200	1,415
Weis Markets	17,700	746

		65,443

Energy — 6.0%
Alberta Oilsands *	1,600,500	170
Alpha Natural Resources *	39,300	233
Approach Resources * (A)	7,100	204
Atwood Oceanics *	78,520	3,634
Berry Petroleum, Cl A	47,070	1,734
Bristow Group	21,470	1,007
Cabot Oil & Gas	43,581	1,805
Carrizo Oil & Gas *	60,755	1,533
Comstock Resources *	122,164	2,015
Core Laboratories	20,503	2,505
Dresser-Rand Group *	127,385	6,448
Dril-Quip *	104,162	7,295
Energen	43,945	2,243

Description	Shares	Market Value ($ Thousands)

Energy Partners *	46,000	$792
Energy XXI Bermuda	39,666	1,305
EQT	27,181	1,467
Forum Energy Technologies * (A)	130,563	3,090
Goodrich Petroleum *	247,834	3,148
Gulfmark Offshore, Cl A *	67,487	2,367
Gulfport Energy *	102,900	2,706
Heckmann *	205,500	553
Helix Energy Solutions Group *	76,509	1,348
Key Energy Services *	442,330	3,499
Kinder Morgan Escrow *	58,118	—
KiOR, Cl A *	52,118	399
Kodiak Oil & Gas * (A)	252,055	2,254
Laredo Petroleum Holdings *	44,980	979
Magnum Hunter Resources * (A)	248,776	1,070
Matador Resources *	110,950	1,129
McDermott International *	277,188	3,088
Murphy Oil	23,746	1,219
Nabors Industries *	145,797	2,154
Newfield Exploration *	77,472	2,528
Newpark Resources *	105,500	726
Northern Oil And Gas *	58,005	948
Oasis Petroleum *	96,074	2,818
Oceaneering International	37,010	1,982
Oil States International *	24,420	1,911
Oilsands Quest * (B) (C)	2,380,424	38
Parker Drilling *	244,700	1,013
Patterson-UTI Energy	166,800	2,534
PDC Energy *	23,720	660
Pioneer Energy Services *	126,636	975
Pioneer Natural Resources	27,629	2,690
Quicksilver Resources *	233,387	794
Range Resources	29,749	1,939
Rex Energy *	161,120	1,996
Rosetta Resources *	99,149	4,257
Scorpio Tankers * (A)	284,922	1,516
SemGroup, Cl A *	74,660	2,653
SM Energy	9,130	431
StealthGas *	45,000	279
Stone Energy *	102,166	2,404
Superior Energy Services *	161,009	3,344
Swift Energy *	149,982	2,923
Targa Resources	60,904	2,757
Tesco *	76,939	782
Tesoro	80,900	3,215
Tetra Technologies *	145,310	931
Trican Well Service	172,190	2,076
Ultra Petroleum *	56,644	1,165
USEC * (A)	61,099	38
W&T Offshore (A)	84,200	1,453
Western Refining	154,435	4,320
Whiting Petroleum *	90,607	4,034
World Fuel Services	69,852	2,599

		128,122

Financials — 20.4%
1st Source	800	18
Acadia Realty Trust ‡	47,835	1,191
Affiliated Managers Group *	19,280	2,268
Allied World Assurance Holdings	19,500	1,531
Allstate	76,611	2,856

2	SEI Institutional Investments Trust / Quarterly Report / August 31, 2012

Schedule of Investments (Unaudited)

Small/Mid Cap Equity Fund

August 31, 2012

Description	Shares	Market Value ($ Thousands)

Alterra Capital Holdings (A)	97,000	$2,228
American Campus Communities ‡	90,065	4,199
American Capital Mortgage Investment ‡	7,100	176
American Equity Investment Life Holding	47,600	550
American Financial Group	165,147	6,203
Ameriprise Financial	80,171	4,402
Apartment Investment & Management, Cl A ‡	117,858	3,121
Arch Capital Group *	107,583	4,294
Ares Capital	8,677	150
Arthur J Gallagher	56,025	2,001
Aspen Insurance Holdings	42,000	1,221
Associated Banc	349,600	4,531
AvalonBay Communities ‡	25,013	3,540
Banco Latinoamericano de Comercio Exterior, Cl E	80,200	1,689
Bancorpsouth	285,897	4,214
Bank of the Ozarks	36,995	1,188
BankUnited	102,770	2,595
Banner	22,015	532
Berkshire Hills Bancorp	51,065	1,136
BioMed Realty Trust ‡ (A)	136,860	2,536
Boston Private Financial Holdings	166,353	1,579
Boston Properties ‡	31,300	3,510
Brandywine Realty Trust ‡	142,700	1,741
BRE Properties ‡	38,338	1,914
Brown & Brown	141,782	3,720
Campus Crest Communities ‡ (A)	86,500	934
CapLease ‡	210,800	1,033
Cardinal Financial	94,225	1,220
CBL & Associates Properties ‡	205,761	4,397
Central Pacific Financial *	26,900	374
Chimera Investment ‡	245,200	623
CNA Financial	54,600	1,426
CNO Financial Group (A)	356,632	3,174
CoBiz Financial	137,705	975
Colonial Properties Trust ‡	80,400	1,762
Comerica	65,933	2,025
Commerce Bancshares	1	—
CommonWealth ‡	67,750	1,014
Community Trust Bancorp	15,687	539
Coresite Realty ‡ (A)	127,620	3,470
Credit Acceptance *	10,615	1,044
CubeSmart ‡	236,775	3,054
CVB Financial	78,221	935
CYS Investments ‡	33,600	483
DDR ‡ (A)	170,135	2,589
DFC Global *	57,317	1,067
DiamondRock Hospitality ‡	322,129	3,099
Digital Realty Trust ‡	35,955	2,679
Dime Community Bancshares	50,900	712
DuPont Fabros Technology ‡ (A)	87,600	2,414
Eagle Bancorp *	75,869	1,293
East West Bancorp	251,080	5,509
EastGroup Properties ‡	35,355	1,895
Eaton Vance	109,064	2,955
Education Realty Trust ‡	239,912	2,773
Employers Holdings	142,161	2,592

Description	Shares	Market Value ($ Thousands)

Endurance Specialty Holdings	66,393	$2,510
Epoch Holding	88,984	1,874
Equity One ‡	89,819	1,904
Equity Residential ‡ (A)	90,000	5,436
Essex Property Trust ‡	23,980	3,644
Everest Re Group	22,700	2,353
Extra Space Storage ‡	35,700	1,218
FBR Capital Markets * (A)	250,100	758
Federal Realty Investment Trust ‡	24,250	2,617
Federated Investors, Cl B	58,949	1,251
Fidelity National Financial, Cl A	94,355	1,778
Fifth Third Bancorp	206,296	3,123
Financial Engines *	91,147	1,941
First Financial Bancorp	119,776	1,950
First Horizon National	646,914	5,796
First Midwest Bancorp	227,351	2,685
First Niagara Financial Group	218,560	1,724
FirstMerit	93,648	1,469
Flushing Financial	66,600	1,015
Forest City Enterprises, Cl A *	87,310	1,317
General Growth Properties ‡	89,320	1,838
GFI Group	157,800	442
Glacier Bancorp (A)	128,581	1,981
Global Indemnity, Cl A *	14,800	298
Government Properties Income Trust ‡ (A)	15,100	341
Great American Group *	91,400	32
Hancock Holding	73,401	2,176
Hanover Insurance Group	69,694	2,487
HCP ‡	90,850	4,166
Health Care ‡	53,200	3,109
Highwoods Properties ‡	49,725	1,622
Home Bancshares	22,700	715
Home Loan Servicing Solutions (A)	22,300	349
HomeStreet *	16,100	571
Horace Mann Educators	169,435	2,977
Hospitality Properties Trust ‡	109,600	2,638
Host Hotels & Resorts ‡ (A)	333,578	5,104
Hudson City Bancorp	94,092	676
Huntington Bancshares	866,089	5,716
Iberiabank	64,073	3,006
Infinity Property & Casualty	38,442	2,157
International Bancshares	47,046	859
Investment Technology Group *	227,502	1,927
Janus Capital Group (A)	174,097	1,518
Jones Lang LaSalle	47,708	3,441
KBW	86,325	1,320
Kennedy-Wilson Holdings	84,400	1,168
Keycorp	255,123	2,151
Kimco Realty ‡ (A)	56,350	1,145
Knight Capital Group, Cl A *	99,351	274
LaSalle Hotel Properties ‡	43,770	1,193
Lexington Realty Trust ‡	653,766	6,132
Liberty Property Trust ‡	75,434	2,782
LPL Financial Holdings	98,759	2,831
Macerich ‡	61,698	3,675
Mack-Cali Realty ‡	95,600	2,553
Maiden Holdings	112,800	1,036
Manning & Napier, Cl A	6,447	77
MarketAxess Holdings	85,739	2,793
Meadowbrook Insurance Group	211,000	1,601
Medical Properties Trust ‡	181,235	1,869
MFA Mortgage Investments ‡	438,488	3,591

3	SEI Institutional Investments Trust / Quarterly Report / August 31, 2012

Schedule of Investments (Unaudited)

Small/Mid Cap Equity Fund

August 31, 2012

Description	Shares	Market Value ($ Thousands)

Mid-America Apartment Communities ‡	66,287	$4,508
Montpelier Re Holdings (A)	75,900	1,637
Moody’s	112,450	4,453
MSCI, Cl A *	164,806	5,781
National Financial Partners * (A)	82,060	1,210
National Penn Bancshares	334,812	2,980
National Retail Properties ‡	42,425	1,318
Nationstar Mortgage Holdings * (A)	48,050	1,303
Nelnet, Cl A	101,000	2,419
Netspend Holdings * (A)	239,129	2,267
NorthStar Realty Finance ‡ (A)	430,410	2,527
Ocwen Financial *	53,400	1,374
Old National Bancorp	126,775	1,673
Omega Healthcare Investors ‡	94,630	2,273
OmniAmerican Bancorp *	17,400	383
Oriental Financial Group (A)	50,000	530
PacWest Bancorp	129,670	3,019
PartnerRe	45,711	3,355
Pebblebrook Hotel Trust ‡	165,735	3,916
Pennsylvania Real Estate Investment Trust ‡	44,700	703
Platinum Underwriters Holdings	53,326	2,119
PrivateBancorp, Cl A	76,965	1,254
ProAssurance	62,497	5,577
Prologis ‡ (A)	144,459	4,936
Prosperity Bancshares	33,555	1,413
PS Business Parks ‡	14,340	978
Public Storage ‡	35,778	5,208
Radian Group	34,500	116
RAIT Financial Trust ‡	22,999	108
Regency Centers ‡	42,700	2,092
Regions Financial	213,300	1,485
Reinsurance Group of America, Cl A	93,362	5,484
Republic Bancorp, Cl A	37,026	835
Safeguard Scientifics *	97,295	1,514
Sandy Spring Bancorp	768	14
SCBT Financial	8,600	346
Signature Bank NY * (A)	43,799	2,831
Simon Property Group ‡	48,279	7,662
SL Green Realty ‡ (A)	30,250	2,438
Southside Bancshares (A)	37,926	831
StanCorp Financial Group	36,700	1,146
Starwood Property Trust ‡	14,400	339
Sterling Financial	102,165	2,166
Stifel Financial *	53,930	1,762
Sunstone Hotel Investors ‡ *	393,982	4,109
SunTrust Banks	93,922	2,364
Susquehanna Bancshares	510,567	5,366
SVB Financial Group * (A)	45,316	2,628
Synovus Financial (A)	1,544,852	3,213
Tanger Factory Outlet Centers ‡	26,123	876
TCF Financial	256,643	2,854
THL Credit	29,500	411
Titanium Asset * (B) (C) (D)	105,000	79
Titanium Asset Management *	42,000	9
Tower Group	45,400	846
Two Harbors Investment ‡	171,200	1,984
UDR ‡	189,585	4,787
United Financial Bancorp	15,000	214
Unum Group (A)	232,463	4,535

Description	Shares	Market Value ($ Thousands)

Validus Holdings	56,800	$1,903
Ventas ‡ (A)	51,700	3,386
ViewPoint Financial Group	44,300	816
Vornado Realty Trust ‡	35,850	2,910
Waddell & Reed Financial, Cl A	68,171	2,018
Webster Financial	70,520	1,501
WesBanco	53,800	1,093
West Coast Bancorp *	37,720	751
Western Alliance Bancorp *	645,403	6,009
Willis Group Holdings	61,854	2,308
Winthrop Realty Trust ‡	91,000	1,034
Wintrust Financial (A)	107,536	4,023
WisdomTree Investments *	176,580	1,102
WR Berkley	69,650	2,604
WSFS Financial	15,800	641
Zillow, Cl A * (A)	25,100	1,044
Zions Bancorporation	483,287	9,303

		438,597

Health Care — 12.2%
Abiomed *	139,900	3,124
Acadia Healthcare *	52,182	1,001
Accuray *	19,500	120
Achillion Pharmaceuticals * (A)	83,762	589
Air Methods *	21,350	2,488
Akorn *	221,416	3,064
Alere * (A)	50,800	954
Algeta *	40,957	1,047
Align Technology *	42,414	1,440
Alkermes *	63,923	1,173
Almirall *	29,054	221
Amarin ADR *	185,651	2,542
AMERIGROUP *	32,482	2,953
AmerisourceBergen	40,935	1,577
Amsurg, Cl A *	63,114	1,856
Arena Pharmaceuticals *	141,390	1,278
Ariad Pharmaceuticals * (A)	225,571	4,638
Arqule *	64,603	338
athenahealth * (A)	36,191	3,198
Auxilium Pharmaceuticals *	57,870	1,348
AVEO Pharmaceuticals *	104,150	999
BioMarin Pharmaceutical * (A)	30,821	1,151
CareFusion *	96,530	2,536
Catamaran *	63,968	5,575
Centene *	36,290	1,474
Cepheid * (A)	18,560	700
CONMED	42,270	1,142
Cooper	46,880	3,931
Coventry Health Care	33,800	1,407
Cubist Pharmaceuticals *	74,062	3,422
Cyberonics *	106,821	5,334
DexCom *	68,678	913
Emergent Biosolutions *	65,210	961
Endo Health Solutions * (A)	37,600	1,197
Endologix * (A)	153,927	1,843
Ensign Group	28,800	848
Exelixis * (A)	219,200	971
Greatbatch *	48,740	1,128
Hanger Orthopedic Group *	92,182	2,637
Health Management Associates, Cl A *	291,098	2,230
HealthSouth *	501,164	11,477
HeartWare International *	74,048	6,632
Henry Schein *	50,100	3,848
Hill-Rom Holdings	27,800	771

4	SEI Institutional Investments Trust / Quarterly Report / August 31, 2012

Schedule of Investments (Unaudited)

Small/Mid Cap Equity Fund

August 31, 2012

Description	Shares	Market Value ($ Thousands)

HMS Holdings * (A)	123,994	$4,273
Humana	24,900	1,745
ICU Medical *	17,330	962
Idexx Laboratories * (A)	20,844	1,981
Immunogen * (A)	175,527	2,526
Impax Laboratories *	115,899	2,743
Incyte * (A)	136,038	2,722
Insulet * (A)	168,375	3,531
Invacare	19,500	268
IPC The Hospitalist * (A)	23,459	1,037
Ironwood Pharmaceuticals, Cl A * (A)	180,439	2,261
Jazz Pharmaceuticals *	73,450	3,343
Keryx Biopharmaceuticals *	218,805	446
Kindred Healthcare *	28,800	321
LifePoint Hospitals *	29,900	1,209
Magellan Health Services *	49,098	2,436
MAP Pharmaceuticals * (A)	103,393	1,390
Masimo *	245,372	5,418
Medical Action Industries *	87,200	322
Medicines *	86,000	2,209
Medicis Pharmaceutical, Cl A	40,625	1,282
MEDNAX * (A)	103,808	7,192
Metropolitan Health Networks *	162,000	1,302
Mettler Toledo International *	9,183	1,516
MWI Veterinary Supply *	25,310	2,552
Myriad Genetics *	26,380	659
NPS Pharmaceuticals *	216,200	1,647
NuVasive *	39,024	823
NxStage Medical *	39,280	501
Onyx Pharmaceuticals *	36,120	2,598
Optimer Pharmaceuticals * (A)	174,850	2,628
OraSure Technologies *	84,995	825
Owens & Minor	37,240	1,042
Par Pharmaceutical *	15,000	747
PAREXEL International *	256,303	7,379
Patterson	47,802	1,624
PDL BioPharma (A)	117,800	867
PerkinElmer	74,976	2,047
Pharmacyclics *	35,603	2,383
PharMerica *	51,500	649
Providence Service *	36,500	416
PSS World Medical * (A)	143,554	3,099
Quest Diagnostics	39,426	2,384
Questcor Pharmaceuticals * (A)	64,311	2,794
Quidel * (A)	87,335	1,418
ResMed	113,900	4,279
Rigel Pharmaceuticals *	80,800	753
Salix Pharmaceuticals *	152,106	6,687
Sangamo Biosciences *	68,088	366
Sciclone Pharmaceuticals * (A)	183,521	899
Seattle Genetics *	152,680	4,052
Sirona Dental Systems *	36,929	1,962
Skilled Healthcare Group, Cl A *	98,400	563
Spectranetics *	70,603	857
Spectrum Pharmaceuticals * (A)	50,064	599
STERIS	19,084	653
Symmetry Medical *	72,400	674
Synageva BioPharma * (A)	39,544	1,976
Team Health Holdings *	133,190	3,803
Techne	38,011	2,606
Teleflex	69,283	4,575
Tenet Healthcare *	192,700	1,000
TESARO *	35,170	435

Description	Shares	Market Value ($ Thousands)

Thoratec *	54,656	$1,852
Threshold Pharmaceuticals *	54,142	476
Trinity Biotech ADR	14,600	179
Trius Therapeutics *	115,340	640
United Therapeutics *	39,800	2,154
Universal Health Services, Cl B	137,400	5,489
Varian Medical Systems * (A)	94,149	5,535
Vivus *	40,975	879
Volcano *	312,717	8,844
WellCare Health Plans *	183,270	10,390

		262,770

Industrials — 15.0%
AAR	47,800	711
ABM Industries	34,100	689
Acacia Research *	68,749	1,811
Actuant, Cl A	232,790	6,546
Acuity Brands (A)	43,729	2,806
Advisory Board * (A)	56,667	2,512
Aegean Marine Petroleum Network (A)	54,300	369
AGCO *	53,100	2,235
Air Transport Services Group *	85,700	398
Aircastle	119,900	1,369
Alaska Air Group *	8,600	288
Albany International, Cl A	37,800	798
Amerco	15,600	1,451
Ametek	18,390	631
AO Smith	37,121	2,031
BE Aerospace *	172,533	6,946
Belden	81,846	2,793
Brady, Cl A	46,617	1,309
Brink’s	39,000	868
Carlisle	26,290	1,376
Cascade	15,258	749
Celadon Group	31,319	517
Chart Industries *	39,984	2,791
Cintas	57,049	2,306
CLARCOR	14,891	717
Colfax *	42,660	1,403
Columbus McKinnon *	28,300	419
Consolidated Graphics *	62,001	1,661
Con-way	62,190	1,885
Copa Holdings, Cl A	5,878	456
Corporate Executive Board	7,593	353
Crane	52,518	1,995
Cubic	24,966	1,260
Deluxe	199,775	5,668
DigitalGlobe * (A)	213,524	4,435
Dover	37,287	2,156
DXP Enterprises *	34,000	1,568
Dycom Industries *	242,686	3,524
Dynamic Materials	45,564	736
EMCOR Group	137,783	3,807
Encore Capital Group *	43,380	1,216
Engility Holdings *	6,300	117
EnPro Industries *	30,122	1,131
ESCO Technologies	42,001	1,488
Esterline Technologies *	50,065	2,994
Expeditors International of Washington	103,386	3,785
Flow International *	92,500	305
Flowserve	17,562	2,242
Fluor	42,654	2,197
FTI Consulting *	28,600	744

5	SEI Institutional Investments Trust / Quarterly Report / August 31, 2012

Schedule of Investments (Unaudited)

Small/Mid Cap Equity Fund

August 31, 2012

Description	Shares	Market Value ($ Thousands)

G&K Services, Cl A	98,622	$3,094
Gardner Denver	44,425	2,678
General Cable *	45,568	1,234
Genesee & Wyoming, Cl A *	90,970	5,782
Geo Group	29,500	776
GeoEye *	37,190	998
Global Power Equipment Group (A)	26,300	513
GrafTech International *	311,856	2,922
Greenbrier *	49,055	709
Hawaiian Holdings *	86,284	512
Heico, Cl A	140,245	4,169
Hexcel *	217,228	4,925
ICF International *	31,600	696
IDEX (A)	124,377	4,958
Interface, Cl A	276,215	3,792
Iron Mountain	97,976	3,214
ITT	95,485	1,900
John Bean Technologies	38,351	612
Joy Global	52,138	2,783
Kadant *	91,005	2,069
Kansas City Southern	53,640	4,148
KAR Auction Services *	51,039	893
Kaydon	35,273	784
KEYW Holding *	109,740	1,236
Kirby *	37,000	1,948
L-3 Communications Holdings, Cl 3	37,800	2,655
Landstar System	156,080	7,378
Lincoln Electric Holdings	38,650	1,594
Lydall *	48,100	617
Manitowoc	51,290	661
Middleby *	28,167	3,243
Mobile Mini *	32,750	560
Moog, Cl A *	87,595	3,209
MSC Industrial Direct, Cl A	132,229	9,163
Navigant Consulting *	78,720	870
Navistar International * (A)	25,600	563
NN *	85,100	717
Nordson	104,139	6,124
Northwest Pipe *	44,185	1,115
Old Dominion Freight Line *	215,781	9,663
Orion Marine Group *	200,123	1,525
Oshkosh Truck *	51,500	1,305
Owens Corning *	165,137	5,509
Polypore International * (A)	297,388	9,641
Quanex Building Products	60,510	1,059
Rand Logistics *	19,600	139
RBC Bearings *	37,683	1,733
Republic Services, Cl A	107,801	2,981
Ritchie Bros Auctioneers	137,545	2,566
Robbins & Myers	25,000	1,496
Roper Industries	42,550	4,374
RPX *	71,054	834
Ryder System	17,100	684
Sauer-Danfoss	35,590	1,357
Sensata Technologies Holding *	167,656	5,035
Simpson Manufacturing	41,640	1,059
SkyWest	49,700	436
Spirit Aerosystems Holdings, Cl A *	188,209	4,679
Spirit Airlines *	255,260	4,990
Standard Parking *	74,051	1,710
Stanley Black & Decker	36,906	2,428
Swift Transporation, Cl A *	31,500	257

Description	Shares	Market Value ($ Thousands)

Sykes Enterprises *	107,177	$1,446
TAL International Group	64,070	2,179
Teledyne Technologies *	72,988	4,708
Terex *	48,148	1,063
Tetra Tech * (A)	164,477	4,267
Thermon Group Holdings *	57,087	1,305
Timken	18,800	755
Titan Machinery *	18,121	418
TMS International, Cl A *	68,500	690
Towers Watson, Cl A	67,645	3,674
TransDigm Group *	39,843	5,523
Trex * (A)	57,463	1,767
Trimas *	43,411	933
Triumph Group	20,760	1,234
TrueBlue *	156,240	2,426
Tutor Perini *	126,600	1,343
United Rentals *	165,975	5,363
URS	64,100	2,334
US Airways Group * (A)	25,700	274
US Ecology	63,222	1,189
UTi Worldwide	38,254	525
Valmont Industries	17,002	2,155
Wabash National *	358,242	2,397
WABCO Holdings *	51,764	3,040
Wabtec	52,743	4,121
Watsco	52,001	3,924
Watts Water Technologies, Cl A	41,521	1,522
WESCO International * (A)	134,083	7,747

		322,158

Information Technology — 16.7%
Acme Packet *	87,925	1,678
Adobe Systems *	70,025	2,190
ADTRAN (A)	69,508	1,410
Akamai Technologies *	126,050	4,728
Alliance Data Systems *	30,250	4,164
Amdocs	44,400	1,432
Analog Devices	48,033	1,909
Ansys *	54,966	3,831
Arris Group * (A)	187,211	2,552
Arrow Electronics *	78,910	2,860
Aspen Technology *	112,380	2,740
Atmel *	392,021	2,325
Avnet *	34,300	1,105
Bazaarvoice *	195,462	2,901
Benchmark Electronics *	235,581	3,781
Black Box	42,000	1,092
Blackbaud	150,115	3,660
Broadridge Financial Solutions	159,377	3,774
BroadSoft * (A)	243,285	8,809
CACI International, Cl A *	36,621	1,955
Cadence Design Systems *	821,680	10,846
Cardtronics *	129,761	3,666
Cavium *	109,703	3,543
Ciber *	245,000	850
Ciena *	227,747	3,113
Cirrus Logic *	25,630	1,068
Coherent *	91,461	4,307
CommVault Systems *	1,215	61
Computer Sciences	33,500	1,079
Computer Task Group *	26,300	421
Compuware *	148,825	1,488
Comtech Telecommunications	53,116	1,494
Concur Technologies *	42,780	3,097

6	SEI Institutional Investments Trust / Quarterly Report / August 31, 2012

Schedule of Investments (Unaudited)

Small/Mid Cap Equity Fund

August 31, 2012

Description	Shares	Market Value ($ Thousands)

Constant Contact *	96,039	$1,878
Convergys	196,706	3,051
CoStar Group * (A)	100,398	8,157
CTS	53,100	523
DealerTrack Holdings *	161,190	4,463
Diebold	112,493	3,665
Digi International *	86,900	898
Digital River *	98,739	1,645
Diodes *	53,310	986
DTS * (A)	98,891	2,220
EarthLink	235,235	1,571
Emulex *	200,402	1,373
Entegris *	70,290	618
Euronet Worldwide *	157,126	2,791
ExactTarget * (A)	49,583	1,050
Exar *	116,400	886
ExlService Holdings *	55,841	1,439
F5 Networks *	27,582	2,689
Fabrinet *	168,865	2,023
Factset Research Systems	14,532	1,341
Fairchild Semiconductor International, Cl A *	405,805	5,892
FEI	20,090	1,079
Fidelity National Information Services	83,036	2,616
Finisar * (A)	126,120	1,733
Fortinet *	59,982	1,590
Gartner *	82,585	4,079
GT Advanced Technologies * (A)	154,200	894
Guidewire Software *	42,050	1,201
Harris	61,400	2,888
Higher One Holdings * (A)	86,962	1,072
Hittite Microwave *	18,742	981
IAC	89,780	4,654
Imation *	41,300	236
Imperva * (A)	56,360	1,707
Infoblox *	33,055	720
Inphi *	113,115	1,344
Insight Enterprises *	72,500	1,302
Integrated Device Technology *	670,858	3,569
Interactive Intelligence Group *	21,309	630
Intermec *	113,731	673
Internap Network Services *	265,788	1,914
International Rectifier *	106,527	1,855
Intersil, Cl A	252,160	2,226
IPG Photonics * (A)	93,251	5,734
Ixia * (A)	201,513	2,990
j2 Global (A)	43,305	1,276
Jabil Circuit	149,020	3,395
Jack Henry & Associates	98,859	3,654
Jive Software * (A)	13,531	204
Juniper Networks *	117,410	2,048
Kenexa *	16,881	774
Kla-Tencor	20,700	1,062
Lattice Semiconductor *	468,464	1,822
Lender Processing Services	61,345	1,722
Lexmark International, Cl A	49,300	1,071
LivePerson *	163,344	2,695
LSI *	115,300	898
Measurement Specialties *	80,045	2,600
Mellanox Technologies *	18,007	2,060
Micros Systems *	24,774	1,255
MicroStrategy, Cl A *	5,648	709
Mindspeed Technologies *	180,680	468

Description	Shares	Market Value ($ Thousands)

Mitek Systems *	87,007	$395
Molex	68,817	1,827
Monolithic Power Systems *	56,251	1,213
NETGEAR * (A)	47,440	1,735
Netscout Systems *	117,281	2,785
NXP Semiconductor *	163,386	3,810
OCZ Technology Group *	121,052	685
ON Semiconductor *	318,107	1,982
Opnet Technologies	52,631	1,643
OSI Systems *	9,564	709
Parametric Technology *	322,146	6,846
Pegasystems	50,721	1,371
Plantronics	7,100	253
Plexus *	71,840	2,147
Power Integrations	50,045	1,733
Progress Software *	123,330	2,372
Pulse Electronics (A)	43,000	48
QLIK Technologies *	95,598	2,022
Quantum *	402,373	644
RealD * (A)	246,984	2,448
RealPage * (A)	166,415	4,245
RF Micro Devices *	385,286	1,445
Riverbed Technology *	76,330	1,526
Rogers *	22,208	884
Saba Software *	90,000	846
SAIC (A)	116,700	1,425
Sapient *	246,612	2,493
Seagate Technology	92,200	2,951
Semtech *	84,210	2,065
ServiceSource International * (A)	118,734	1,099
Silicon Laboratories *	29,235	1,118
Skyworks Solutions *	125,070	3,810
SolarWinds *	68,150	3,740
Solera Holdings	179,900	7,399
Sonus Networks *	457,764	883
Sourcefire * (A)	27,045	1,403
Splunk *	57,900	1,992
SS&C Technologies Holdings *	196,015	4,348
Stratasys *	13,722	887
Sycamore Networks *	106,820	1,579
Symantec *	160,700	2,865
SYNNEX * (A)	39,465	1,363
Synopsys *	156,001	5,153
Syntel	49,800	2,903
Tangoe * (A)	134,598	2,180
Tech Data *	31,100	1,511
Teradyne *	279,125	4,360
TIBCO Software * (A)	35,220	1,054
TNS *	64,298	939
Trimble Navigation *	54,759	2,686
TriQuint Semiconductor *	499,508	2,777
TTM Technologies * (A)	192,657	2,042
Ultra Clean Holdings *	116,906	687
Ultratech *	66,002	2,177
United Online	147,700	736
Universal Display * (A)	41,740	1,685
Veeco Instruments *	63,313	2,172
Vishay Intertechnology *	469,978	4,493
VistaPrint *	130,251	4,698
Web.com Group * (A)	160,950	2,680
Western Digital *	56,100	2,346
Wright Express *	59,493	3,917
Xyratex	79,740	882

7	SEI Institutional Investments Trust / Quarterly Report / August 31, 2012

Schedule of Investments (Unaudited)

Small/Mid Cap Equity Fund

August 31, 2012

Description	Shares	Market Value ($ Thousands)

Zebra Technologies, Cl A *	53,107	$1,980

		359,580

Materials — 4.6%
Allegheny Technologies	132,445	3,926
American Vanguard	29,855	878
Ashland	39,500	2,908
Boise (A)	135,600	1,021
Buckeye Technologies	58,800	1,783
Carpenter Technology	38,960	1,841
Cliffs Natural Resources	17,700	634
Compass Minerals International	43,467	3,122
Cytec Industries	20,859	1,428
Domtar	18,100	1,311
Eastman Chemical	50,700	2,802
Globe Specialty Metals	102,469	1,495
Greif, Cl A	93,578	4,164
GSE Holding * (A)	104,200	854
H.B. Fuller	5,437	165
Haynes International	14,290	697
Horsehead Holding *	144,451	1,277
Huntsman	271,191	3,900
Innophos Holdings	65,710	3,107
Intrepid Potash * (A)	211,127	4,736
Kaiser Aluminum	69,126	3,861
KapStone Paper and Packaging *	13,400	268
Kraton Performance Polymers *	33,504	719
Methanex	108,750	3,242
Minerals Technologies	21,370	1,449
NewMarket	20,310	4,999
Noranda Aluminum Holding	191,810	1,143
Nucor	52,062	1,960
OM Group *	54,000	996
Owens-Illinois *	164,645	2,878
Packaging Corp of America	181,577	5,814
PolyOne	492,130	7,766
Reliance Steel & Aluminum	56,163	2,888
Rockwood Holdings	38,630	1,829
RTI International Metals * (A)	227,411	4,933
Schweitzer-Mauduit International	27,000	872
Sensient Technologies	67,015	2,402
Silgan Holdings	123,975	5,198
Steel Dynamics	137,500	1,680
TPC Group *	20,817	854
UFP Technologies *	60,200	1,018

		98,818

Telecommunication Services — 0.5%
Allot Communications *	900	23
Cogent Communications Group	42,230	828
Neutral Tandem *	105,500	1,160
SBA Communications, Cl A * (A)	62,339	3,727
tw telecom, Cl A *	183,293	4,610
USA Mobility	76,117	868

		11,216

Utilities — 3.4%
AGL Resources	71,199	2,823
Allete	30,240	1,257
Alliant Energy	41,300	1,821
Ameren	42,000	1,374
Aqua America	79,056	1,976
Avista	54,700	1,389

Description	Shares/Face Amount ($ Thousands)	Market Value ($ Thousands)

Cadiz *	46,200	$377
Chesapeake Utilities	21,266	996
Cleco	94,626	3,873
CMS Energy	75,800	1,749
Edison International	39,135	1,714
El Paso Electric	68,974	2,282
Empire District Electric	13,700	289
Great Plains Energy	422,635	9,011
IDACORP	106,915	4,432
Northwest Natural Gas	26,415	1,299
NorthWestern	8,600	315
NRG Energy	102,198	2,181
NV Energy	251,724	4,415
Piedmont Natural Gas	12,000	375
PNM Resources	150,336	3,092
Portland General Electric	264,671	7,104
SCANA (A)	50,132	2,374
Southwest Gas	32,495	1,389
TECO Energy	131,774	2,288
UGI	185,097	5,642
UIL Holdings	8,000	281
Vectren	81,933	2,311
Westar Energy	27,074	788
WGL Holdings	36,970	1,443
Xcel Energy	75,498	2,106

		72,766

Total Common Stock (Cost $1,903,483) ($ Thousands)		2,049,390

EXCHANGE TRADED FUNDS — 0.6%
iShares Russell 2000 Growth Index Fund	28,927	2,690
iShares Russell 2000 Index Fund	97,348	7,904
iShares Russell 2000 Value Index Fund	25,400	1,826

Total Exchange Traded Funds (Cost $11,894) ($ Thousands)		12,420

CONVERTIBLE BOND — 0.0%

Financials — 0.0%
Grubb & Ellis 7.950%, 05/01/2015 (E) (F)	$288	2

Total Convertible Bond (Cost $265) ($ Thousands)		2

PREFERRED STOCK — 0.0%

Financials — 0.0%
Grubb & Ellis *	8,000	—

Total Preferred Stock (Cost $800) ($ Thousands)		—

	Number Of Warrants

WARRANTS — 0.0%
Magnum Hunter Resource, Expires 08/29/2014 *	18,718	—

Total Warrants (Cost $—) ($ Thousands)		—

8	SEI Institutional Investments Trust / Quarterly Report / August 31, 2012

Schedule of Investments (Unaudited)

Small/Mid Cap Equity Fund

August 31, 2012

Description	Shares/Face Amount ($ Thousands)	Market Value ($ Thousands)

AFFILIATED PARTNERSHIP — 21.0%
SEI Liquidity Fund, L.P.
0.160% †** (G)	460,880,593	$452,384

Total Affiliated Partnership (Cost $460,881) ($ Thousands)		452,384

CASH EQUIVALENT — 4.3%
SEI Daily Income Trust, Prime Obligation Fund, Cl A 0.060% †**	91,927,424	91,927

Total Cash Equivalent (Cost $91,927) ($ Thousands)		91,927

U.S. TREASURY OBLIGATIONS (H) (I) — 0.3%
U.S. Treasury Bills
0.111%, 02/07/2013	$2,190	2,189
0.070%, 11/15/2012	230	230
0.057%, 09/20/2012	2,976	2,976

Total U.S. Treasury Obligations (Cost $5,395) ($ Thousands)		5,395

Total Investments — 121.5% (Cost $2,474,645) ($ Thousands) ††		$2,611,518

A list of the open futures contracts held by the Fund at August 31, 2012, is as follows:

Type of Contract	Number of Contracts Long	Expiration Date	Unrealized Appreciation ($ Thousands)
Russell 2000 Index E-MINI	328	Sep-2012	$595
S&P Mid 400 Index E-MINI	249	Sep-2012	613

			$1,208

For the period ended August 31, 2012, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

Percentages are based on a Net Assets of $2,149,725 ($ Thousands).

*	Non-income producing security.

**	The rate reported is the 7-day effective yield as of August 31, 2012.

‡	Real Estate Investment Trust.

†	Investment in Affiliated Security.

(A)	This security or a partial position of this security is on loan at August 31, 2012. The total value of securities on loan at August 31, 2012 was $450,704 ($ Thousands).

(B)	Securities considered illiquid. The total value of such securities as of August 31, 2012 was $117 ($ Thousands) and represented 0.01% of Net Assets.

(C)	Security fair valued using methods determined in good faith by the Valuation Committee of the Board of Trustees. The total market value of such securities as of August 31, 2012 was $117 ($ Thousands) and represented 0.01% of Net Assets.
(D)	Securities considered restricted. The total value of such securities as of August 31, 2012 was $79 ($ Thousands) and represented 0.00% of Net Assets.

(E)	Security in default on interest payments.

(F)	Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors.” These securities have been determined to be liquid under guidelines established by the Board of Trustees.

(G)	This security was purchased with cash collateral held from securities on loan. The total value of such securities as of August 31, 2012 was $452,384 ($ Thousands).

(H)	The rate reported is the effective yield at time of purchase.
(I)	Security, or portion thereof, has been pledged as collateral on open futures contracts.

††	At August 31, 2012, the tax basis cost of the Fund’s investments was $2,474,645 ($ Thousands), and the unrealized appreciation and depreciation were $267,101 ($ Thousands) and $(130,228) ($ Thousands), respectively.

ADR — American Depositary Receipt

Cl — Class

L.P. — Limited Partnership

S&P — Standard & Poor’s

The following is a list of the inputs used as of August 31, 2012, in valuing the Fund’s investments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3 (1)	Total
Common Stock	$2,049,302	$9	$79	$2,049,390
Exchange Traded Funds	12,420	—	—	12,420
Convertible Bond	—	2	—	2
Preferred Stock	—	—	—	—
Warrants	—	—	—	—
Affiliated Partnership	—	452,384	—	452,384
Cash Equivalent	91,927	—	—	91,927
U.S. Treasury Obligations	—	5,395	—	5,395

Total Investments in Securities	$2,153,649	$457,790	$79	$2,611,518

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts *	$1,208	$—	$—	$1,208

(1)	A reconciliation of Level 3 investments is presented when the Fund has a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets.

*	Futures contracts are valued at the unrealized appreciation on the instrument.

For the period ended August 31, 2012, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended August 31, 2012, there were no transfers between Level 2 and Level 3 assets and liabilities.

Amounts designated as “—” are either $0 or have been rounded to $0.

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

9	SEI Institutional Investments Trust / Quarterly Report / August 31, 2012

Schedule of Investments (Unaudited)

Small/Mid Cap Equity Fund

August 31, 2012

Restricted Securities — As of August 31, 2012, the Fund owned private placement investments that were purchased through private offerings or acquired through initial public offerings and cannot be sold without prior registration under the Securities Act of 1933 or pursuant to an exemption therefrom. In addition, the Fund has generally agreed to further restrictions on the disposition of certain holdings as set forth in various agreements entered into in connection with the purchase of these private placement investments. The acquisition dates of these investments, the enforceable right to acquire these private placement investments, along with the cost and values at August 31, 2012, were as follows:

	Number of Shares	Acquisition Date	Right to Acquire Date	Cost ($ Thousands)	Market Value ($ Thousands)	% of Net Assets
Titanium Asset	105,000	8/6/07	8/6/07	$625	$79	0.00%

10	SEI Institutional Investments Trust / Quarterly Report / August 31, 2012

Schedule of Investments (Unaudited)

U.S. Managed Volatility Fund

August 31, 2012

Description	Shares	Market Value ($ Thousands)

COMMON STOCK — 97.9%

Consumer Discretionary — 8.5%
Aaron’s	72,900	$2,178
Advance Auto Parts	45,835	3,260
AutoZone *	14,161	5,121
Best Buy	37,000	656
Big Lots *	18,900	575
Canadian Tire, Cl A	24,400	1,762
Choice Hotels International	52,900	1,667
Cinemark Holdings	58,200	1,363
Cogeco Cable	13,400	498
DIRECTV *	148,800	7,751
Discovery Communications, Cl A *	19,300	1,058
DISH Network, Cl A	30,100	963
Dollar General *	42,269	2,159
Dollar Tree *	84,443	4,068
Expedia	30,823	1,583
GameStop, Cl A	41,100	784
Gap	29,400	1,053
Garmin	9,520	384
H&R Block	186,700	3,092
Hasbro	40,200	1,508
Kohl’s	64,400	3,362
O’Reilly Automotive *	4,245	361
Panera Bread, Cl A *	14,000	2,168
PetMed Express	46,500	478
priceline.com *	5,445	3,292
Regal Entertainment Group, Cl A	59,500	827
Scripps Networks Interactive, Cl A	28,700	1,696
Shaw Communications, Cl B	104,300	2,134
Target	83,200	5,332
Time Warner Cable, Cl A	27,500	2,443
Viacom, Cl B	7,046	352
Washington Post, Cl B	5,500	1,939

		65,867

Consumer Staples — 20.4%
Altria Group	160,552	5,452
Archer-Daniels-Midland	69,380	1,856
Brown-Forman, Cl B	22,122	1,418
Bunge	6,094	388
Cal-Maine Foods	34,600	1,390
Campbell Soup	111,916	3,933
Church & Dwight	134,667	7,372
Clorox	77,684	5,651
Coca-Cola Enterprises	168,512	4,976
ConAgra Foods	426,340	10,706
CVS Caremark	110,900	5,051
Dr. Pepper Snapple Group	82,100	3,679
Flowers Foods	116,622	2,408
Fresh Del Monte Produce	79,800	1,971
General Mills	53,200	2,092
Harris Teeter Supermarkets	26,800	1,047
Hershey	87,357	6,274
Hormel Foods	318,970	9,161
Ingredion	1,159	62
Kellogg	44,930	2,276
Kimberly-Clark	138,143	11,549

Description	Shares	Market Value ($ Thousands)

Kraft Foods, Cl A	27,700	$1,150
Kroger	203,900	4,543
Lorillard	60,399	7,581
McCormick	40,399	2,482
Mead Johnson Nutrition, Cl A	40,809	2,993
Metro, Cl A	59,600	3,458
Molson Coors Brewing, Cl B	65,700	2,926
Monster Beverage *	67,475	3,977
Philip Morris International	62,302	5,563
Ralcorp Holdings *	11,600	823
Reynolds American	186,634	8,604
Safeway	175,356	2,744
Sysco	27,347	829
TreeHouse Foods *	35,300	1,834
Tyson Foods, Cl A	249,813	3,912
Universal	35,500	1,684
Walgreen	144,800	5,178
Wal-Mart Stores	106,900	7,761
Weis Markets	37,000	1,560

		158,314

Energy — 3.2%
Chevron	63,800	7,156
ConocoPhillips	45,500	2,584
Diamond Offshore Drilling	11,900	797
Exxon Mobil	101,400	8,852
Imperial Oil	51,700	2,362
Phillips 66	22,750	955
Sunoco	45,300	2,138

		24,844

Financials — 12.2%
Alleghany *	2,821	951
Allied World Assurance Holdings	72,400	5,686
American Campus Communities ‡	46,400	2,163
Arch Capital Group *	95,868	3,826
Assurant	9,000	317
BOK Financial	17,600	1,013
Brown & Brown	62,600	1,643
Capitol Federal Financial	25,153	299
Chubb	64,600	4,773
Commerce Bancshares	90,929	3,658
CreXus Investment ‡	156,200	1,606
Endurance Specialty Holdings	40,800	1,543
Equity Lifestyle Properties ‡	30,300	2,083
Erie Indemnity, Cl A	18,500	1,180
Everest Re Group	73,507	7,620
First Citizens BancShares, Cl A	4,347	718
First Niagara Financial Group	49,500	391
Genworth MI Canada	22,800	451
Government Properties Income Trust ‡	56,000	1,265
Hanover Insurance Group	30,500	1,088
HCC Insurance Holdings	27,700	916
Health Care ‡	38,700	2,262
Maiden Holdings	59,335	545
Mercury General	9,567	366
MFA Mortgage Investments ‡	223,500	1,830
Mid-America Apartment Communities ‡	8,100	551
NASDAQ OMX Group	12,600	288

1	SEI Institutional Investments Trust / Quarterly Reporting / August 31, 2012

Schedule of Investments (Unaudited)

U.S. Managed Volatility Fund

August 31, 2012

Description	Shares	Market Value ($ Thousands)

National Bank of Canada	45,600	$3,420
New York Community Bancorp	20,911	277
PartnerRe	86,945	6,382
PennyMac Mortgage Investment Trust ‡	134,700	2,901
People’s United Financial	203,066	2,431
Piedmont Office Realty Trust, Cl A ‡	124,300	2,109
Prosperity Bancshares	6,100	257
Realty Income ‡	55,200	2,326
RenaissanceRe Holdings	91,224	7,047
Senior Housing Properties Trust ‡	35,200	779
Signature Bank *	32,700	2,113
Tanger Factory Outlet Centers ‡	63,900	2,144
TFS Financial *	218,100	1,928
Tompkins Financial	22,059	857
Tower Group	18,700	349
Travelers	53,400	3,457
Two Harbors Investment ‡	108,100	1,253
Validus Holdings	93,200	3,123
Washington Federal	28,790	463
Washington Real Estate Investment Trust ‡	14,400	387
White Mountains Insurance Group	3,600	1,873

		94,908

Health Care — 19.5%
Abbott Laboratories	141,095	9,247
Aetna	84,900	3,261
Alexion Pharmaceuticals *	36,378	3,900
AmerisourceBergen	238,510	9,188
Amgen	165,809	13,915
AstraZeneca ADR	107,100	5,011
Baxter International	38,600	2,265
Becton Dickinson	93,888	7,134
Biogen Idec *	32,037	4,696
Cardinal Health	173,785	6,873
Catamaran *	32,195	2,806
Celgene *	20,000	1,441
Chemed	23,100	1,525
Cooper	11,100	931
Covidien	21,500	1,205
Edwards Lifesciences *	6,600	674
Eli Lilly	178,115	7,999
Endo Health Solutions *	95,900	3,052
Gilead Sciences *	27,700	1,598
Greatbatch *	40,900	947
Health Net *	20,500	477
Henry Schein *	11,823	908
Humana	12,600	883
Johnson & Johnson	117,178	7,901
LifePoint Hospitals *	47,700	1,928
Magellan Health Services *	33,800	1,677
McKesson	109,643	9,551
Medtronic	47,400	1,927
Merck	209,100	9,002
Myriad Genetics *	10,886	272
Orthofix International *	29,900	1,265
Par Pharmaceutical *	4,900	244
Patterson	63,300	2,150

Description	Shares	Market Value ($ Thousands)

PDL BioPharma	156,300	$1,150
Pfizer	349,100	8,330
Quest Diagnostics	20,800	1,258
Stryker	21,000	1,118
Techne	38,085	2,611
United Therapeutics *	88,000	4,763
UnitedHealth Group	21,900	1,189
WellPoint	37,800	2,263
Zimmer Holdings	50,000	3,089

		151,624

Industrials — 5.4%
Alliant Techsystems	21,700	1,063
C.H. Robinson Worldwide	35,300	1,998
CLARCOR	10,800	520
Copa Holdings, Cl A	9,978	775
Covanta Holding	32,600	558
CSX	68,600	1,541
Engility Holdings *	7,701	143
FTI Consulting *	42,400	1,103
General Dynamics	38,200	2,502
L-3 Communications Holdings, Cl 3	76,300	5,359
Landstar System	39,400	1,862
Lockheed Martin	73,974	6,742
Northrop Grumman	49,100	3,284
Progressive Waste Solutions	50,400	999
Raytheon	108,100	6,110
Rollins	101,700	2,368
Verisk Analytics, Cl A *	42,600	2,067
Waste Connections	8,960	259
Waste Management	1,772	61
Watsco	21,000	1,585
Werner Enterprises	46,600	1,037

		41,936

Information Technology — 8.4%
Activision Blizzard	276,200	3,248
Amdocs	193,189	6,229
AOL *	23,249	783
BMC Software *	28,800	1,192
CACI International, Cl A *	15,800	844
CGI Group, Cl A *	56,800	1,483
Cisco Systems	135,600	2,587
CSG Systems International *	69,600	1,476
Dell *	109,300	1,158
Diebold	13,900	453
FleetCor Technologies *	18,477	798
FLIR Systems	87,400	1,731
Global Payments	18,400	766
Harris	111,300	5,234
Hewlett-Packard	126,200	2,130
IAC	104,744	5,430
Ingram Micro, Cl A *	111,100	1,696
Intel	225,700	5,604
International Business Machines	30,265	5,897
Jack Henry & Associates	13,500	499
Mantech International, Cl A	24,900	558
Maxim Integrated Products	42,100	1,143
Microsoft	175,700	5,415
NeuStar, Cl A *	11,847	445
SAIC	413,200	5,045

2	SEI Institutional Investments Trust / Quarterly Reporting / August 31, 2012

Schedule of Investments (Unaudited)

U.S. Managed Volatility Fund

August 31, 2012

Description	Shares	Market Value ($ Thousands)

Tech Data *	23,238	$1,129
Total System Services	91,300	2,116

		65,089

Materials — 2.8%
Aptargroup	30,000	1,520
Ball	52,500	2,214
Barrick Gold	35,900	1,383
Bemis	69,600	2,106
Compass Minerals International	29,100	2,090
Greif, Cl A	11,500	512
Newmont Mining	37,726	1,912
Packaging Corp of America	51,100	1,636
PPG Industries	10,200	1,122
Royal Gold	59,339	5,223
Silgan Holdings	46,800	1,962

		21,680

Telecommunication Services — 3.3%
AT&T	270,000	9,893
BCE	66,500	2,954
CenturyLink	7,482	316
Iridium Communications *	110,800	821
NTT DoCoMo ADR	91,700	1,561
Rogers Communications, Cl B	44,000	1,773
SBA Communications, Cl A *	12,200	729
SK Telecom ADR	121,400	1,741
Verizon Communications	50,500	2,168
Vodafone Group ADR	141,800	4,101

		26,057

Utilities — 14.2%
AGL Resources	47,000	1,864
Alliant Energy	100,114	4,413
Ameren	80,800	2,644
American Electric Power	136,705	5,877
American Water Works	212,080	7,819
Atmos Energy	103,200	3,606
Avista	31,700	805
CMS Energy	215,458	4,971
Consolidated Edison	89,298	5,413
DTE Energy	148,609	8,679
Edison International	48,100	2,106
El Paso Electric	25,000	827
Entergy	48,600	3,309
Great Plains Energy	87,000	1,855
Hawaiian Electric Industries	172,993	4,590
IDACORP	49,500	2,052
Integrys Energy Group	15,491	836
ITC Holdings	32,639	2,349
Laclede Group	33,100	1,398
NextEra Energy	50,888	3,425
Northeast Utilities	15,757	594
OGE Energy	20,200	1,092
PG&E	161,400	7,006
Piedmont Natural Gas	64,500	2,014
Pinnacle West Capital	111,361	5,721
Portland General Electric	86,900	2,332
PPL	171,600	5,033
Public Service Enterprise Group	140,229	4,440
SCANA	18,458	874
Southern	72,808	3,300

Description	Shares/Face Amount ($ Thousands)	Market Value ($ Thousands)

TECO Energy	42,900	$745
UGI	49,286	1,502
Vectren	114,881	3,241
Westar Energy	6,347	185
WGL Holdings	26,000	1,015
Wisconsin Energy	77,264	2,933

		110,865

Total Common Stock (Cost $697,761) ($ Thousands)		761,184

CASH EQUIVALENT — 1.6%
SEI Daily Income Trust, Prime Obligation Fund, Cl A 0.060% † **	12,592,371	12,592

Total Cash Equivalent (Cost $12,592) ($ Thousands)		12,592

U.S. TREASURY OBLIGATIONS (A)(B) — 0.3%
U.S. Treasury Bills
0.127%, 02/07/2013	$908	907
0.110%, 09/20/2012	1,099	1,099

Total U.S. Treasury Obligations (Cost $2,007) ($ Thousands)		2,006

Total Investments — 99.8% (Cost $712,360) ($ Thousands) ††		$775,782

A list of the open futures contracts held by the Fund at August 31, 2012, are as follows:

Type of Contract	Number of Contracts Long	Expiration Date	Unrealized Appreciation ($ Thousands)
S&P 500 Index E-MINI	140	Sep-2012	$650

For the year ended August 31, 2012 the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

Percentages are based on a Net Assets of $777,672 ($ Thousands).

*	Non-income producing security.

**	The rate reported is the 7-day effective yield as of August 31, 2012.

†	Investment in Affiliated Security.

††	At August 31, 2012, the tax basis cost of the Fund’s investments was $712,360 ($ Thousands), and the unrealized appreciation and depreciation were $74,908 ($ Thousands) and $(11,486) ($ Thousands), respectively.

‡	Real Estate Investment Trust.

(A)	The rate reported is the effective yield at time of purchase.

(B)	Security, or a portion thereof, has been pledged as collateral on open futures contracts.

ADR — American Depositary Receipt

Cl — Class

S&P — Standard & Poor’s

3	SEI Institutional Investments Trust / Quarterly Reporting / August 31, 2012

Schedule of Investments (Unaudited)

U.S. Managed Volatility Fund

August 31, 2012

The following is a list of the inputs used as of August 31, 2012, in valuing the Fund’s investments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$761,184	$—	$—	$761,184
Cash Equivalent	12,592	—	—	12,592
U.S. Treasury Obligations	—	2,006	—	2,006

Total Investments in Securities	$773,776	$2,006	$—	$775,782

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts *	$650	$—	$—	$650

Total Other Financial Instruments	$650	$—	$—	$650

*	Futures contracts are valued at the unrealized appreciation on the instrument.

For the period ended August 31, 2012, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended August 31, 2012, there were no transfers between Level 2 and Level 3 assets and liabilities.

Amounts designated as “—” are $O or have been rounded to $ O.

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

4	SEI Institutional Investments Trust / Quarterly Reporting / August 31, 2012

Schedule of Investments (Unaudited)

International Equity Fund

August 31, 2012

Description	Shares	Market Value ($ Thousands)

COMMON STOCK — 94.5%

Argentina — 0.0%
Tenaris	871	$18

Australia — 3.2%
ALS	17,497	149
Alumina	254,443	195
Amcor	20,162	157
AMP	1,953	9
APA Group (A)	25,558	127
ASX	1,739	55
Atlas Iron	464,518	648
Australia & New Zealand Banking Group	89,172	2,287
Beach Energy	90,468	111
BGP Holdings *	39,545	—
BHP Billiton (A)	23,994	788
BHP Billiton ADR	9,800	645
Boral	14,170	50
Brambles	27,352	192
Caltex Australia	17,729	286
Centro Retail Australia ‡	5,293	12
CFS Retail Property Trust ‡	6,984	14
Coca-Cola Amatil	1,144	16
Commonwealth Bank of Australia	4,561	258
Crown	3,588	33
CSL	20,768	954
Dexus Property Group ‡	168,289	166
Echo Entertainment Group	2,577	11
Fortescue Metals Group	2,588	10
Goodman Group ‡	39,620	163
GPT Group ‡	3,489	13
Iluka Resources	67,647	643
Leighton Holdings	4,816	80
Macquarie Group	4,676	130
Metcash	1,825	7
National Australia Bank	53	2
Newcrest Mining	77,741	1,981
Orica	736	18
Ramsay Health Care	583	15
Rio Tinto	124	6
Santos	18,976	220
Sims Group	1,208	11
Sonic Healthcare	980	14
Stockland ‡	3,485	11
Suncorp Group	8,215	78
Tatts Group	47,403	133
Telstra	120,814	481
Toll Holdings	25,393	121
Transurban Group	33,784	211
Westfield Group ‡	9,020	92
Westfield Retail Trust ‡	6,231	19
Westpac Banking	46	1
WorleyParsons	1,271	35

		11,658

Austria — 0.0%
Andritz	797	41
OMV	240	8

Description	Shares	Market Value ($ Thousands)

Raiffeisen International Bank Holding	340	$12

		61

Belgium — 1.8%
Ageas (A)	15,593	348
Belgacom	52,029	1,545
Colruyt	21,575	1,027
InBev	40,010	3,368
KBC Groep	3,264	71
Solvay	228	25
UCB	350	17
Umicore (A)	3,004	143

		6,544

Brazil — 0.4%
Centrais Eletricas Brasileiras ADR	62,600	407
Cia Energetica de Minas Gerais ADR	395	7
Petroleo Brasileiro ADR	39,994	845
Tim Participacoes ADR	2,403	47

		1,306

Cambodia — 0.0%
NagaCorp	28,000	14

Canada — 4.0%
Aastra Technologies	600	10
Agrium	5,200	511
Bank of Nova Scotia	10,700	567
Barrick Gold (A)	51,399	1,980
Cameco	31,971	699
Cenovus Energy	16,253	532
Corby Distilleries, Cl A	400	7
Cott *	1,100	9
EnCana	4,700	104
Goldcorp	20,900	857
Kinross Gold	130,142	1,158
Magna International, Cl A	19,900	859
New Gold *	78,500	868
Nexen	16,100	406
Onex	4,094	161
Potash Saskatchewan	14,122	578
Silver Wheaton	24,200	836
Suncor Energy (A)	69,289	2,165
Talisman Energy	30,045	418
Toronto-Dominion Bank	14,099	1,152
Vermilion Energy (A)	16,700	760

		14,637

Chile — 0.2%
Sociedad Quimica y Minera de Chile ADR	14,600	900

China — 0.4%
Huaneng Power International	878,000	606
Industrial & Commercial Bank of China	1,492,000	808

		1,414

Colombia — 0.1%
Ecopetrol ADR	9,100	526

1	SEI Institutional Investments Trust / Quarterly Report / August 31, 2012

Schedule of Investments (Unaudited)

International Equity Fund

August 31, 2012

Description	Shares	Market Value ($ Thousands)

Czech Republic — 0.1%
Komercni Banka	2,333	$453

Denmark — 1.2%
AP Moller - Maersk, Cl A	3	19
AP Moller - Maersk, Cl B	64	419
Carlsberg, Cl B	371	32
Coloplast, Cl B	259	52
Jyske Bank *	23,235	666
Novo-Nordisk, Cl B	12,721	2,008
TrygVesta	17,897	1,117
William Demant Holding *	1,069	92

		4,405

Finland — 0.4%
Elisa, Cl A	2,581	55
Kone, Cl B	124	8
Metso	4,292	154
Nokia ADR * (A)	117,572	332
Nokian Renkaat	3,277	129
Stora Enso, Cl R	117,727	712
Wartsila, Cl B	6,055	195

		1,585

France — 9.0%
Accor	702	22
Air Liquide	5,657	667
Alcatel-Lucent * (A)	615,870	703
Alstom	7,861	281
Areva	17,290	283
Arkema	13,694	1,168
AtoS	1,013	60
AXA	81,076	1,176
BNP Paribas	45,934	2,001
Bureau Veritas	101	9
Carrefour	30,424	639
Christian Dior	495	71
Cie Generale de Geophysique- Veritas *	5,071	148
Cie Generale d’Optique Essilor International	14,796	1,294
Compagnie Generale des Etablissements Michelin, Cl B	15,595	1,122
Danone	216	14
Dassault Systemes	100	10
Electricite de France	19,492	398
Eutelsat Communications	24,003	740
Fonciere Des Regions ‡	188	13
Iliad	619	98
Legrand	36,999	1,281
L’Oreal	9,929	1,223
LVMH Moet Hennessy Louis Vuitton	8,293	1,357
Pernod-Ricard	5,812	628
PPR	6	1
Publicis Groupe	1,333	69
Remy Cointreau	831	95
Renault	9,464	443
Rexel	55,554	1,087
Safran	30,677	1,077
Sanofi-Aventis	66,799	5,477
Schneider Electric	48,194	3,050
SCOR	517	13
Societe BIC	179	19

Description	Shares	Market Value ($ Thousands)

Sodexo	20,757	$1,645
Technip	13,244	1,398
Thales	12,584	419
Total	47,970	2,401
Veolia Environnement	1,249	13
Vinci	138	6
Vivendi	13,456	264
Wendel	973	73
Zodiac Aerospace	1,202	115

		33,071

Germany — 8.1%
Adidas	1,166	91
Allianz	3,839	422
Aurelius	164	7
BASF	16,914	1,318
Bayer	21,684	1,686
Bayerische Motoren Werke	4,796	348
Beiersdorf	557	40
Brenntag	9,304	1,111
Celesio	1,515	28
Continental	8,434	841
DaimlerChrysler	23,613	1,161
Deutsche Bank	9,300	332
Deutsche Boerse	38,048	1,963
Deutsche Lufthansa	27,076	335
Deutsche Post	71,184	1,386
Deutsche Telekom	66,950	800
E.ON	19,514	450
Fresenius	101	11
Fresenius Medical Care	19,982	1,444
GEA Group	43,917	1,162
Hannover Rueckversicherung	1,904	117
HeidelbergCement	4,696	238
Henkel	2,170	135
Hugo Boss	194	18
Infineon Technologies	205,363	1,422
Kabel Deutschland Holding *	18,042	1,199
Lanxess	2,163	164
Linde	17,801	2,810
MAN	1,606	149
Merck KGaA	2,445	280
Muenchener Rueckversicherungs	10,396	1,542
OHB	816	14
RWE	541	23
SAP	19,905	1,315
SAP ADR	14,400	945
Siemens	33,419	3,177
Suedzucker	5,947	200
Symrise	34,982	1,187

		29,871

Hong Kong — 2.9%
AIA Group	356,600	1,225
ASM Pacific Technology (A)	10,000	111
BOC Hong Kong Holdings	25,500	81
Chaoda Modern Agriculture *	1,048,000	149
China Merchants Holdings International	80,000	230
China Mobile	105,000	1,121
China Mobile ADR	17,500	939
Chuang’s Consortium International	152,000	16
CLP Holdings	67,500	563

2	SEI Institutional Investments Trust / Quarterly Report / August 31, 2012

Schedule of Investments (Unaudited)

International Equity Fund

August 31, 2012

Description	Shares	Market Value ($ Thousands)

CNOOC	418,000	$791
First Pacific	164,900	177
Galaxy Entertainment Group *	41,000	117
Hang Lung Group	4,000	25
Hang Seng Bank	600	8
Hong Kong & China Gas	11,500	27
Hongkong Land Holdings	41,000	250
Hutchison Telecommunications Hong Kong Holdings	186,000	91
Hutchison Whampoa	41,600	364
Hysan Development	16,000	72
Jardine Strategic Holdings	48,021	1,596
Kerry Properties	4,000	19
Lai Sun Development *	584,000	10
Li & Fung	158,000	257
MGM China Holdings	27,600	45
New World Development	147,000	183
Orient Overseas International	3,500	19
Shangri-La Asia	28,000	52
Sino-Forest, Cl A *	21,000	2
SJM Holdings	6,000	13
Sun Hung Kai Properties	75,000	973
Swire Pacific, Cl A	1,000	12
TAI Cheung Holdings	13,000	9
Wheelock	10,000	38
Wing Hang Bank	3,000	27
Yue Yuen Industrial Holdings	370,000	1,069

		10,681

India — 0.4%
Idea Cellular *	797,954	1,071
Tata Motors ADR	12,429	262

		1,333

Indonesia — 0.1%
Bank Mandiri	469,800	384

Ireland — 1.1%
CRH	18,447	326
Elan *	28,081	322
Experian	110,055	1,755
James Hardie Industries	20,032	174
Kerry Group, Cl A	3,242	156
Ryanair Holdings ADR *	23,100	717
Smurfit Kappa Group	78,047	646
Trinity Biotech ADR	591	7

		4,103

Israel — 0.6%
Bezeq Israeli Telecommunication	190,000	217
Check Point Software Technologies *	38,940	1,794
NICE Systems *	2,224	70
Teva Pharmaceutical Industries	647	26

		2,107

Italy — 0.9%
Banca Intesa	272,379	429
Banche Popolari Unite	9,811	33
Enel	71,327	236
Eni	8,135	181
ERG	20,368	138
Exor	4,699	112
Fiat Industrial	17,514	177

Description	Shares	Market Value ($ Thousands)

Luxottica Group	4,171	$152
Pirelli	7,536	83
Prysmian	572	10
Saipem	888	42
Snam Rete Gas	159,124	671
Telecom Italia	1,458,085	1,157

		3,421

Japan — 16.5%
Advantest	4,500	65
Aeon Credit Service	1,100	21
Air Water	1,000	12
Aisin Seiki	900	29
Alfresa Holdings	2,600	128
Alinco	1,400	11
Alpen	2,800	54
Aoyama Trading	1,500	29
Arc Land Sakamoto	3,000	46
Arnest One	4,700	69
Artnature	1,400	21
Asahi Breweries	300	7
ASKA Pharmaceutical	2,000	11
Astellas Pharma	27,400	1,337
AT-Group	3,000	40
Autobacs Seven	1,100	52
Bank of Yokohama	8,000	37
Belluna	1,600	13
Bridgestone	32,800	760
Bunka Shutter	3,000	13
Calsonic Kansei	39,000	188
Canon	300	10
Casio Computer (A)	4,700	34
Central Automotive Products	2,000	13
Central Glass	11,000	36
Central Japan Railway	69	600
Chiyoda	6,000	79
Chugai Pharmaceutical	1,000	20
Chugoku Electric Power	5,800	73
Citizen Holdings	12,100	67
Coca-Cola West	30,500	507
Computer Engineering & Consulting	2,400	14
Cosmo Oil	7,000	13
Credit Saison	4,100	96
Dai Nippon Printing	141,500	1,003
Daicel	46,000	282
Daido Steel	1,000	5
Daihatsu Motor	8,000	131
Daiichi Kensetsu	700	7
Dai-ichi Life Insurance	85	87
Daiichi Sankyo	14,700	242
Daikoku Denki	500	11
Dainippon Sumitomo Pharma	22,100	244
Daito Trust Construction	6,800	663
Daiwa House Industry	42,000	585
Denso	300	10
EDION	19,500	86
Eisai	100	5
FamilyMart	400	19
FANUC	15,200	2,483
Fast Retailing	800	187
Fuji Heavy Industries	26,000	208
FUJIFILM Holdings	66,300	1,100
Fujitsu	18,000	73

3	SEI Institutional Investments Trust / Quarterly Report / August 31, 2012

Schedule of Investments (Unaudited)

International Equity Fund

August 31, 2012

Description	Shares	Market Value ($ Thousands)

Fukuoka Financial Group	18,000	$71
Geo	40	47
Gurunavi	1,700	19
Hachijuni Bank	56,000	308
Hakuhodo DY Holdings	770	50
Hankyu Hanshin Holdings	8,000	46
Hino Motors	75,000	517
HIS	2,900	100
Hitachi	139,100	797
Hitachi Chemical	200	3
Hitachi Construction Machinery	3,700	61
Hitachi High-Technologies	2,900	72
Hokkaido Coca-Cola Bottling	2,000	10
Hokkaido Electric Power	800	6
Hokkan Holdings	3,000	9
Hokuriku Electric Power	2,700	31
Honda Motor	88,700	2,800
IHI	78,000	167
Iida Home Max	7,900	71
IMI	400	7
Inabata	1,700	11
Information Services International-Dentsu	1,100	10
Inpex	16	91
Isetan Mitsukoshi Holdings	7,800	81
Isuzu Motors	35,000	178
IT Holdings	10,100	128
Itochu	11,200	114
J Front Retailing	15,000	75
J Trust	3,400	32
Japan Carlit	1,700	8
Japan Petroleum Exploration	800	31
Japan Prime Realty Investment, Cl A ‡	17	48
Japan Steel Works	53,000	283
Japan Tobacco	7,000	211
JFE Shoji Trade	6,900	24
JGC	59,000	1,816
JK Holdings	1,600	8
Joyo Bank	2,000	10
JSR	1,300	22
Jupiter Telecommunications	1,810	1,847
JVC Kenwood Holdings (A)	16,600	58
Kamei	1,000	10
Kanematsu *	41,000	47
Kansai Paint	86,600	873
Kao	23,600	713
Kasumi	1,400	10
KDDI	210	1,502
Keio	14,000	110
Keisei Electric Railway	10,000	96
Keyence	2,300	606
Kintetsu (A)	3,000	12
Koito Manufacturing	1,000	12
Komatsu	12,000	236
Komatsu Wall Industry	800	11
Konaka	1,500	15
Konica Minolta Holdings	10,000	74
Kubota	13,000	125
Kyokuto Kaihatsu Kogyo	1,500	13
Kyorin	1,700	39
Kyowa Hakko Kirin	1,000	11
Lawson	1,100	84
Mabuchi Motor	36,000	1,496

Description	Shares	Market Value ($ Thousands)

Makita	14,800	$503
Marubeni	90,000	577
Marui Group	800	6
Maruka Machinery	900	10
Medipal Holdings	6,700	96
Megane TOP	3,850	44
Mikuni Coca-Cola Bottling	800	7
Misawa Homes	5,300	76
Mitsubishi Heavy Industries	29,000	120
Mitsubishi Materials	42,000	118
Mitsubishi Shokuhin	3,000	73
Mitsubishi UFJ Financial Group	92,100	419
Mitsubishi UFJ Lease & Finance	1,110	48
Mitsui	600	8
Mitsui Fudosan	1,000	18
Mitsui Sumitomo Insurance Group Holdings	58,400	920
Mitsui Trust Holdings	243,310	677
Mizuho Financial Group	52,300	84
Murakami	1,000	13
Namco Bandai Holdings	1,500	24
NEC	15,000	22
NEC Fielding	1,400	17
NEC Networks & System Integration	3,600	64
NET One Systems	5,400	71
NHK Spring	6,900	68
Nichii Gakkan	4,500	46
Nidec	200	16
Nikon	5,000	137
Nintendo	9,100	1,018
Nippo	8,000	87
Nippon Road	5,000	18
Nippon Telegraph & Telephone	46,800	2,161
Nippon Telegraph & Telephone ADR	33,489	773
Nippon Yusen (A)	13,000	26
Nishio Rent All	900	10
Nissan Motor	6,900	64
NOK	4,600	77
Nomura Holdings	14,500	48
Nomura Real Estate Holdings	13,800	230
Nomura Real Estate Office Fund, Cl A ‡	2	11
NTT Data	15	45
Nuflare Technology	3	25
Odakyu Electric Railway, Cl B	1,000	11
Oracle Japan	400	19
Otsuka	1,200	106
Otsuka Holdings	12,000	366
Panasonic	38,500	262
Pressance	500	8
Relo Holdings	500	17
Riso Kagaku	400	7
Rohm	17,400	568
Rokko Butter	1,200	7
Sankyo	17,300	799
Sankyo Frontier	2,000	11
Sapporo Hokuyo Holdings	85,000	217
SBI Holdings	105	6
Secom	14,200	717
Sega Sammy Holdings	26,400	545
Seino Holdings	11,000	69
Sekisui Chemical	131,000	1,071

4	SEI Institutional Investments Trust / Quarterly Report / August 31, 2012

Schedule of Investments (Unaudited)

International Equity Fund

August 31, 2012

Description	Shares	Market Value ($ Thousands)

Sekisui House	43,000	$403
Seven & I Holdings	92,100	2,794
Shikoku Electric Power	8,800	107
Shimamura	300	36
Shimano	1,000	72
Shin Nippon Air Technologies	1,400	8
Shin-Etsu Chemical	15,800	844
Ship Healthcare Holdings	1,600	47
Shiseido	77,600	1,105
Showa	3,800	33
Showa Denko	31,000	52
Sinko Industries	1,900	9
SMC	7,400	1,162
SNT	2,000	8
Softbank	32,300	1,316
Sojitz	89,600	120
Sony Financial Holdings	77,600	1,276
Stanley Electric	3,900	58
Sumitomo	12,600	167
Sumitomo Electric Industries	3,600	40
Sumitomo Mitsui Financial Group	45,700	1,415
Sumitomo Precision Products	7,000	31
Sumitomo Realty & Development	1,000	24
Suruga Bank	1,000	11
Suzuken	6,200	210
Suzuki Motor	7,000	128
Sysmex	500	23
T&D Holdings	6,600	67
Taiheiyo Cement	12,000	26
Taisho Pharmaceutical Holdings	100	8
Takashimaya	2,000	14
TDK	1,600	61
Tobu Railway	35,000	194
Toho	1,200	21
Toho Holdings	6,200	111
Tokai	700	17
Tokyo Electron	17,200	807
Tokyo Energy & Systems	2,000	9
Tokyu Construction	4,690	9
Tokyu Land	18,000	88
Topre	900	8
Toray Industries	2,000	12
Torii Pharmaceutical	1,600	35
Toshiba TEC	20,000	81
Totetsu Kogyo	3,000	35
Toyoda Gosei	3,100	64
Toyota Motor	75,600	2,988
Toyota Motor ADR	4,790	382
Toyota Tsusho	21,000	429
TS Tech	1,600	29
Unicharm	1,600	93
Unipres	4,200	115
USS	860	92
Vital KSK Holdings	1,700	17
Wacoal Holdings	31,723	355
Warabeya Nichiyo	2,000	35
Yakult Honsha	1,000	43
Yamato Kogyo	900	27
Yaskawa Electric	131,000	858
Yorozu	500	8

		60,627

Mexico — 0.0%
America Movil ADR, Ser L	970	25

Description	Shares	Market Value ($ Thousands)

Grupo Televisa ADR	1,310	$30
Industrias, Ser B *	9,000	48
Organizacion Soriana, Cl B	10,000	31

		134

Netherlands — 5.0%
Aegon	5,610	29
Akzo Nobel	55,367	3,198
ASML Holding	5,965	339
Boskalis Westminster	1,732	59
DE Master Blenders 1753 *	2,323	27
European Aeronautic Defense and Space	24,625	941
Fugro	639	39
Gemalto	6,202	493
Heineken (A)	4,690	260
Imtech (A)	28,025	726
ING Groep *	179,484	1,376
Koninklijke Ahold	128,792	1,596
Koninklijke DSM	622	29
Koninklijke Vopak	2,447	157
QIAGEN *	637	11
Randstad Holding	386	13
Reed Elsevier	184,119	2,409
Royal Dutch Shell, Cl A	39,390	1,381
Royal Dutch Shell, Cl A (GBP)	13,326	466
Royal Dutch Shell, Cl B	38,907	1,404
TNT	185,168	665
Unilever	43,445	1,519
Wolters Kluwer	60,652	1,093

		18,230

New Zealand — 0.1%
Chorus * (A)	22,535	61
Telecom of New Zealand	238,849	472

		533

Norway — 1.2%
Aker Kvaerner	547	10
DnB	163,462	1,879
Marine Harvest * (A)	388,134	301
Orkla	18,784	139
Seadrill	12,420	511
Statoil	53,213	1,367
Telenor	437	8
Yara International	687	33

		4,248

Philippines — 0.0%
Benpres Holdings	61,300	7

Poland — 0.1%
KGHM Polska Miedz	5,595	219

Portugal — 0.0%
Jeronimo Martins	2,217	37

Russia — 0.6%
Gazprom OAO ADR	47,887	466
NovaTek OAO GDR	4,175	498
Sberbank of Russia ADR	94,242	1,088

		2,052

5	SEI Institutional Investments Trust / Quarterly Report / August 31, 2012

Schedule of Investments (Unaudited)

International Equity Fund

August 31, 2012

Description	Shares	Market Value ($ Thousands)

Singapore — 1.4%
CapitaLand	21,000	$51
ComfortDelGro	7,000	9
DBS Group Holdings	66,000	764
Fraser and Neave	29,000	191
GP Batteries International	5,000	4
Jardine Cycle & Carriage	2,000	74
Keppel	35,180	315
Keppel Land	18,000	49
Metro Holdings	12,000	7
Oversea-Chinese Banking	20,000	149
SembCorp Industries	109,000	494
SembCorp Marine	247,000	990
Singapore Airlines	107,000	914
Singapore Press Holdings	2,200	7
Singapore Technologies Engineering	7,000	19
Singapore Telecommunications	5,000	14
Transpac Industrial Holdings	12,000	16
United Overseas Bank	59,000	903
Wheelock Properties Singapore	39,000	56
Wilmar International	4,000	10
Yangzijiang Shipbuilding Holdings	87,000	69

		5,105

South Africa — 0.6%
AngloGold Ashanti ADR	18,328	585
Gold Fields	84,351	1,011
Impala Platinum Holdings	27,237	430
MTN Group	1,097	20

		2,046

South Korea — 2.6%
Hana Financial Group	2,590	77
Hyundai Heavy Industries	1,891	386
Hyundai Mobis	3,772	1,022
Hyundai Motor	1,156	245
Kia Motors	6,524	426
Korea Electric Power ADR	37,839	405
KT ADR	69,200	1,046
KT&G	24,676	1,868
Samsung Electronics	2,360	2,565
Shinhan Financial Group	19,030	592
SK Telecom ADR	61,889	888

		9,520

Spain — 1.2%
Abertis Infraestructuras	6,346	86
Amadeus IT Holding, Cl A	1,004	22
Banco Bilbao Vizcaya Argentaria	346	3
Banco Popular Espanol (A)	68,173	156
Banco Santander Central Hispano *	71,918	514
Distribuidora Internacional de Alimentacion	20,417	109
Enagas	55,416	1,031
Ferrovial	2,625	31
Grifols *	3,795	107
Inditex	345	39
Indra Sistemas (A)	90,300	868
Red Electrica	9,157	397
Repsol	712	13

Description	Shares	Market Value ($ Thousands)

Tecnicas Reunidas	23,762	$1,065

		4,441

Sweden — 2.0%
Alfa Laval	612	10
Assa Abloy, Cl B	6,703	205
Atlas Copco, Cl A	9,197	206
Atlas Copco, Cl B	10,817	214
Boliden	3,038	45
Electrolux, Cl B	11,750	285
Elekta, Cl B (A)	20,696	1,055
Getinge, Cl B	1,231	37
Hennes & Mauritz, Cl B	1,207	44
Hexagon, Cl B	7,096	143
Husqvarna, Cl B	10,009	48
Industrivarden, Cl C	5,285	71
Investor, Cl B	1,051	22
Kinnevik Investment, Cl B	85	1
Lundin Petroleum *	1,573	35
Millicom International Cellular	119	10
Nordea Bank	62,195	575
Sandvik	89,981	1,204
Scania, Cl B	3,942	68
Skandinaviska Enskilda Banken, Cl A	88,411	677
Skanska, Cl B	4,351	67
Svenska Cellulosa, Cl B	2,006	36
Svenska Handelsbanken, Cl A	3,490	122
Swedbank, Cl A	14,138	247
Swedish Match	4,820	200
Telefonaktiebolaget LM Ericsson, Cl B	170,320	1,595
Telefonaktiebolaget LM Ericsson ADR * (A)	28,817	268
Volvo, Cl B	4,077	52

		7,542

Switzerland — 8.3%
Aryzta	953	47
Compagnie Financiere Richemont	7,640	470
Credit Suisse Group	19,744	382
Georg Fischer	486	177
Givaudan	2,677	2,532
Implenia	537	19
Informa	149,309	965
Julius Baer Group	31,325	1,032
Lindt & Spruengli	2	6
Nestle	66,895	4,168
Novartis	69,466	4,102
OC Oerlikon	37,281	332
Partners Group Holding	2,231	430
Roche Holding	35,442	6,466
SGS	961	1,943
Sika	476	922
Sonova Holding	450	42
Sulzer	11,654	1,579
Swatch Group, Cl B	222	91
Swiss Life Holding	1,957	223
Swiss Prime Site	102	8
Swiss Re	2,992	188
Syngenta	589	199
UBS	126,484	1,415
Weatherford International *	21,442	252

6	SEI Institutional Investments Trust / Quarterly Report / August 31, 2012

Schedule of Investments (Unaudited)

International Equity Fund

August 31, 2012

Description	Shares	Market Value ($ Thousands)

Zurich Financial Services	9,841	$2,371

		30,361

Taiwan — 0.1%
United Microelectronics ADR * (A)	132,873	270

Thailand — 0.1%
Advanced Info Service	12,800	89
Total Access Communication	75,500	210

		299

Turkey — 0.0%
Is Yatirim Menkul Degerler	7,619	7

United Kingdom — 19.0%
Aberdeen Asset Management	27,722	122
Admiral Group	635	12
Aggreko	7,959	299
Amec	90,013	1,586
Amlin	200,552	1,228
ARM Holdings	1,227	11
Associated British Foods	8,603	181
AstraZeneca	46,942	2,189
Aviva	205,936	1,067
Babcock International Group	17,007	253
BAE Systems	221,742	1,122
Balfour Beatty	221,377	986
Barclays	459,812	1,338
Barratt Developments *	13,961	34
Berendsen PLC	10,445	90
BG Group	150,288	3,075
BHP Billiton	82,586	2,408
Bodycote	2,003	11
BP	232,164	1,627
BP PLC ADR	9,717	409
British American Tobacco	45,553	2,389
British Sky Broadcasting Group	2,361	29
BT Group, Cl A	298,967	1,033
Bunzl	82,656	1,476
Burberry Group	4,538	98
Cairn Energy	131,452	599
Capita Group	100,357	1,151
Centrica	239,838	1,244
Cobham	2,979	10
Compass Group	17,776	200
Croda International	2,743	103
Diageo	64,540	1,768
Elementis	2,201	8
Eurasian Natural Resources	90,758	435
GKN	2,706	9
GlaxoSmithKline	80,459	1,821
Group 4 Securicor	39,595	159
Hammerson ‡	1,471	11
Hogg Robinson Group	24,525	23
Home Retail Group (A)	861,456	1,284
HSBC Holdings	342,810	2,972
ICAP	147,985	747
IMI	4,848	66
Imperial Tobacco Group	28,669	1,118
Intercontinental Hotels Group	11,428	292
Intertek Group	6,603	295
ITV	213,293	282

Description	Shares	Market Value ($ Thousands)

Johnson Matthey	8,613	$328
Kazakhmys	20,324	192
Keller Group	1,706	14
Kingfisher	294,577	1,289
Land Securities Group ‡	1,403	17
Legal & General Group	100,339	204
Lloyds Banking Group *	624,164	330
London Stock Exchange Group	4,160	66
Marks & Spencer Group	3,509	20
Meggitt	12,582	79
Melrose	21,428	81
Michael Page International	105,848	609
Micro Focus International	3,405	29
Mondi	13,193	116
National Grid	8,349	91
Next	3,462	197
Old Mutual	72,824	192
Pearson	8,724	166
Persimmon	1,011	11
Petrofac	72,801	1,737
Polyus Gold International *	112,264	351
Premier Oil *	168,520	1,001
Prudential	133,626	1,670
QinetiQ	56,751	154
Reed Elsevier	116,346	1,091
Rexam	167,897	1,130
Rio Tinto	24,381	1,059
Rolls-Royce Holdings	115,086	1,501
Royal Bank of Scotland Group *	11,925	43
RPC Group	3,000	21
SABMiller	7,031	311
Sage Group	215,409	1,014
Savills	4,724	29
Severn Trent	5,685	156
Shire	67,092	2,042
Smiths Group	588	10
SSE	284	6
Standard Chartered	1,564	35
Standard Life	26,227	111
Subsea 7 (A)	45,365	1,043
Tate & Lyle	12,711	133
Taylor Wimpey PLC	9,898	8
Tesco	702,090	3,754
Tullow Oil	48,231	1,044
Unilever	31,657	1,138
United Utilities Group	109,394	1,232
Vodafone Group	1,429,325	4,121
Whitbread	2,187	74
William Hill	50,368	240
Willis Group Holdings	28,800	1,075
WM Morrison Supermarkets	4,302	19
Wolseley	10,315	416
WPP	25,974	336

		69,806

United States — 0.8%
1-800-Flowers.com, Cl A *	3,040	11
Apple	99	66
Arctic Cat *	379	16
Axis Capital Holdings	11,108	379
Bassett Furniture Industries	1,530	19
Central Garden and Pet, Cl A *	4,596	54
CF Industries Holdings	780	162
CNO Financial Group	3,264	29

7	SEI Institutional Investments Trust / Quarterly Report / August 31, 2012

Schedule of Investments (Unaudited)

International Equity Fund

August 31, 2012

Description	Shares/Face Amount ($ Thousands)	Market Value ($ Thousands)
ConocoPhillips	2,606	$148
Courier	1,422	16
Eli Lilly	539	24
Georgia Gulf	1,213	48
GT Advanced Technologies *	2,844	17
Kulicke & Soffa Industries *	637	7
Manpower	7,793	289
Marcus	904	12
Movado Group	624	22
NCI, Cl A *	996	7
Newmont Mining	21,300	1,079
Northrop Grumman	1,756	117
PDL BioPharma	7,804	57
Philip Morris International	1,038	93
Phillips 66	8,774	369
Western Refining	406	11

		3,052

Total Common Stock (Cost $360,034) ($ Thousands)		347,028

PREFERRED STOCK — 0.3%

Germany — 0.3%
Bayerische Motoren Werke	703	35
Draegerwerk	177	16
Henkel	7,718	585
ProSiebenSat.1 Media	5,116	124
RWE	749	28
Volkswagen	1,659	294

Total Preferred Stock (Cost $1,032) ($ Thousands)		1,082

AFFILIATED PARTNERSHIP — 3.6%
SEI Liquidity Fund, L.P.
0.160% †** (B)	13,912,553	13,140

Total Affiliated Partnership (Cost $13,913) ($ Thousands)		13,140

CASH EQUIVALENT — 1.3%
SEI Daily Income Trust, Prime Obligation Fund, Cl A
0.060% †**	4,884,570	4,885

Total Cash Equivalent (Cost $4,885) ($ Thousands)		4,885

U.S. TREASURY OBLIGATION (C) (D) — 0.1%
U.S. Treasury Bills
0.100%, 01/31/2013	$500	500

Total U.S. Treasury Obligation (Cost $500) ($ Thousands)		500

Total Investments — 99.8% (Cost $380,364) ($ Thousands) ††		$366,635

A list of the open futures contracts held by the Fund at August 31, 2012, is as follows:

Type of Contract	Number of Contracts Long	Expiration Date	Unrealized Appreciation (Depreciation) ($ Thousands)
DJ Euro Stoxx 50 Index	112	Sep-2012	$101
FTSE 100 Index	36	Sep-2012	15
Hang Seng Index	3	Sep-2012	(6)
SPI 200 Index	5	Sep-2012	16
Topix Index	15	Sep-2012	(59)

			$67

For the period ended August 31, 2012, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

A list of the open forward foreign currency contracts held by the Fund at August 31, 2012, is as follows:

Settlement Date	Currency to Deliver (Thousands)		Currency to Receive (Thousands)		Unrealized Depreciation ($ Thousands)
11/2/12	EUR	1,955	USD	2,434	$(32)

A list of the counterparties for the open forward foreign currency contracts held by the Fund at August 31, 2012, is as follows:

Counterparty	Currency to Deliver ($ Thousands)	Currency to Receive ($ Thousands)	Unrealized Depreciation ($ Thousands)
State Street Bank	$(2,466)	$2,434	$(32)

For the period ended August 31, 2012, the total amount of all open forward foreign currency contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

8	SEI Institutional Investments Trust / Quarterly Report / August 31, 2012

Schedule of Investments (Unaudited)

International Equity Fund

August 31, 2012

Percentages are based on a Net Assets of $367,396 ($ Thousands).

*	Non-income producing security.

**	The rate reported is the 7-day effective yield as of August 31, 2012.

‡	Real Estate Investment Trust.

†	Investment in Affiliated Security.

(A)	This security or a partial position of this security is on loan at August 31, 2012. The total value of securities on loan at August 31, 2012 was $13,409 ($ Thousands).
(B)	This security was purchased with cash collateral held from securities on loan. The total value of such securities as of August 31, 2012 was $13,140 ($ Thousands).
(C)	The rate reported is the effective yield at time of purchase.

(D)	Security, or portion thereof, has been pledged as collateral on open futures contracts.

††	At August 31, 2012, the tax basis cost of the Fund’s investments was $380,364 ($ Thousands), and the unrealized appreciation and depreciation were $26,271 ($ Thousands) and $(40,000) ($ Thousands), respectively.

ADR — American Depositary Receipt

Cl — Class

DJ — Dow Jones

EUR — Euro

FTSE — Financial Times and Stock Exchange

GBP — British Pound Sterling

GDR — Global Depositary Receipt

L.P. — Limited Partnership

PLC — Public Limited Company

Ser — Series

SPI — Share Price Index

USD — U.S. Dollar

The following is a list of the inputs used as of August 31, 2012, in valuing the Fund’s investments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3 (1)	Total
Common Stock	$180,909	$165,968	$151	$347,028
Preferred Stock	648	434	—	1,082
Affiliated Partnership	—	13,140	—	13,140
Cash Equivalent	4,885	—	—	4,885
U.S. Treasury Obligation	—	500	—	500

Total Investments in Securities	$186,442	$180,042	$151	$366,635

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts *	$67	$—	$—	$67
Forwards Contracts *	—	(32)	—	(32)

Total Other Financial Instruments	$67	$(32)	$—	$35

(1)	A reconciliation of Level 3 investments is presented when the Fund has a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets.

*	Futures and forwards contracts are valued at the unrealized appreciation (depreciation) on the instrument.

For the period ended August 31, 2012, there were transfers between Level 1 and Level 2 assets and liabilities. The primary reason for changes in the classifications between Levels 1 and 2 occurs when foreign equity securities are fair valued using other observable market-based inputs in place of the closing exchange price due to events occurring after the close of the exchange or market on which the investment is principally traded.

For the period ended August 31, 2012, there were no transfers between Level 2 and Level 3 assets and liabilities.

Amounts designated as “—” are $O or have been rounded to $O.

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

9	SEI Institutional Investments Trust / Quarterly Report / August 31, 2012

Schedule of Investments (Unaudited)

World Equity Ex-US Fund

August 31, 2012

Description	Shares	Market Value ($ Thousands)

COMMON STOCK — 94.5%

Australia — 1.7%
Aditya Birla Minerals	166,691	$71
Amcor	883,350	6,874
Australia & New Zealand Banking Group	81,046	2,079
Australia & New Zealand Banking Group ADR	860,600	22,152
Beach Energy	693,563	846
BGP Holdings *	239,898	—
BHP Billiton ADR	329,200	21,661
Caltex Australia	648,708	10,472
CSL	28,579	1,312
Rio Tinto	31,730	1,615
Santos	803,362	9,323
Sigma Pharmaceuticals	489,088	346
Telstra	827,950	3,294
Telstra ADR	559,600	11,119
Wesfarmers	98,153	3,502

		94,666

Austria — 0.8%
Conwert Immobilien Invest *	933,351	10,235
Erste Group Bank	478,573	9,688
Schoeller-Bleckmann Oilfield
Equipment	271,570	26,002

		45,925

Belgium — 0.3%
D’ieteren	8,095	359
InBev	215,442	18,135

		18,494

Brazil — 5.4%
Amil Participacoes	2,853,600	28,971
Banco Bradesco ADR	2,219,300	36,441
Banco do Brasil	2,312,700	26,671
BM&F Bovespa	1,175,440	6,326
BR Malls Participacoes	1,649,507	20,665
Cia de Saneamento Basico do Estado de Sao Paulo ADR	688,284	58,580
Cia Paranaense de Energia ADR (A)	1,487,000	26,454
Cia Vale do Rio Doce ADR, Cl B (A)	1,138,800	18,642
Cosan Industria e Comercio (Brazil)	43,700	724
Embraer ADR (A)	338,900	9,133
Natura Cosmeticos	452,900	11,319
Petroleo Brasileiro ADR	855,600	18,087
Raia Drogasil	139,700	1,490
Telefonica Brasil ADR	71,784	1,534
Tim Participacoes ADR (A)	403,902	7,880
Totvs	1,128,912	21,949

		294,866

Canada — 5.6%
Aecon Group	24,400	305
Agrium	347,180	34,141
Alimentation Couche Tard, Cl B	166,790	8,474
Canadian National Railway	309,400	28,280
Cascades	32,900	167

Description	Shares	Market Value ($ Thousands)

Celestica *	139,300	$1,086
Cenovus Energy	246,317	8,062
Centerra Gold	120,000	912
CGI Group, Cl A *	203,900	5,318
Domtar	43,720	3,167
Dorel Industries, Cl B	21,800	724
Empire, Cl A	32,200	1,866
Enbridge (A)	176,260	6,932
EnCana	179,900	3,978
Granite Real Estate ‡	97,781	3,527
Magna International, Cl A	459,700	19,854
Manulife Financial (A)	1,971,000	22,095
Methanex	144,700	4,308
Onex	65,400	2,569
Poseidon Concepts	1,358,784	20,309
Potash Corp of Saskatchewan	407,950	16,755
Quebecor, Cl B	44,600	1,595
Rogers Communications, Cl B	291,900	11,790
Saputo	68,300	2,876
Suncor Energy	190,500	5,947
Toronto-Dominion Bank	299,600	24,527
Valeant Pharmaceuticals International *	412,502	21,096
West Fraser Timber	17,200	969
Yamana Gold	2,594,353	44,385

		306,014

Chile — 0.0%
Enersis ADR	128,805	2,121

China — 3.6%
Anhui Conch Cement	5,092,000	12,710
Baidu ADR *	102,652	11,439
China Life Insurance	1,016,578	2,720
China Merchants Bank	6,098,227	10,520
China Oilfield Services	11,065,400	17,662
China Petroleum & Chemical	33,057,600	31,113
China Shipping Container Lines *	41,949,900	8,005
China Telecom	3,914,000	2,150
Industrial & Commercial Bank of China	31,169,800	16,878
Lenovo Group	4,676,000	3,798
Mindray Medical International ADR	519,300	18,186
PetroChina	9,224,000	11,119
Shanghai Friendship Group, Cl B	241,620	265
Sinopharm Group	3,022,586	9,606
Tencent Holdings	459,935	14,054
Weichai Power *	5,376,600	14,210
Yanzhou Coal Mining ADR	669,500	9,654

		194,089

Colombia — 0.3%
BanColombia ADR, Cl R	295,300	16,968

Czech Republic — 0.2%
Komercni Banka	61,100	11,859

1	SEI Institutional Investments Trust / Quarterly Report / August 31, 2012

Schedule of Investments (Unaudited)

World Equity Ex-US Fund

August 31, 2012

Description	Shares	Market Value ($ Thousands)

Denmark — 1.2%
AP Moller - Maersk, Cl B	322	$2,110
Carlsberg, Cl B	268,718	23,319
Coloplast, Cl B	12,014	2,404
FLSmidth	54,050	3,046
GN Store Nord	97,410	1,321
Novo-Nordisk, Cl B	205,039	32,361

		64,561

Finland — 0.2%
Konecranes	76,400	1,934
Stora Enso, Cl R	891,945	5,397
UPM-Kymmene	217,970	2,419

		9,750

France — 3.6%
Air Liquide	162,667	19,181
Arkema	110,054	9,389
BNP Paribas	261,987	11,411
Capital Gemini	354,764	13,069
Compagnie Generale des Etablissements Michelin, Cl B	265,774	19,112
France Telecom ADR (A)	1,571,500	21,844
LVMH Moet Hennessy Louis Vuitton	145,676	23,834
Publicis Groupe	281,641	14,649
Safran	147,150	5,167
Sanofi-Aventis	448,753	36,796
Societe Generale	245,861	6,524
Teleperformance	86,530	2,145
Thales	50,602	1,685
Total	160,476	8,031
Valeo	26,885	1,275
Wendel	16,126	1,216

		195,328

Germany — 7.6%
Adidas	305,808	23,980
Allianz	137,606	15,137
BASF	334,956	26,097
Bayer	179,223	13,932
Beiersdorf	46,895	3,369
Bilfinger Berger	12,815	1,079
Celesio	100,416	1,840
Continental	58,220	5,802
Deutsche Boerse	423,300	21,839
Deutsche Lufthansa	943,081	11,662
Deutsche Post	544,799	10,606
Dialog Semiconductor *	1,055,792	22,777
Duerr	23,660	1,561
E.ON	217,098	5,004
Freenet	141,397	2,173
Fresenius Medical Care	290,744	21,010
GEA Group	767,729	20,322
Gerresheimer	16,390	824
Gildemeister	37,137	542
Hannover Rueckversicherung	22,202	1,360
Henkel	325,619	20,247
Hugo Boss	221,273	20,503
Infineon Technologies	613,276	4,248
Kabel Deutschland Holding *	357,191	23,727
Lanxess	53,890	4,097
Leoni	33,135	1,245

Description	Shares	Market Value ($ Thousands)

MTU Aero Engines Holding	10,437	$798
Muenchener Rueckversicherungs	117,048	17,365
Norddeutsche Affinerie	119,040	6,461
Rheinmetall	54,618	2,709
SAP	709,774	46,889
Siemens	447,301	42,523
Suedzucker	221,901	7,457
Symrise	112,400	3,813

		412,998

Hong Kong — 2.8%
AIA Group	2,060,400	7,079
Chaoda Modern Agriculture *	52,790	8
China Mobile	1,861,500	19,872
CLP Holdings	1,136,000	9,469
CNOOC	10,151,322	19,213
First Pacific	18,537,289	19,885
Hang Seng Bank	751,600	10,698
Hong Kong Exchanges and Clearing	1,041,600	13,832
Hongkong Land Holdings	61,000	372
Jardine Matheson Holdings	394,332	21,223
New World Development	512,000	636
Orient Overseas International	3,567,000	19,039
Power Assets Holdings	649,000	5,259
RCG Holdings *	54,383	4
SJM Holdings	1,603,000	3,377
Yue Yuen Industrial Holdings	397,500	1,148

		151,114

India — 1.0%
Allahabad Bank	287,311	615
Andhra Bank	163,260	265
Hindustan Unilever	266,348	2,466
ICICI Bank ADR	923,900	30,054
Indian Bank	90,444	251
ITC	1,068,660	5,142
JBF Industries	28,129	71
Tata Motors	1,447,927	6,099
Tata Motors ADR	516,700	10,913
Zuari Holdings *	6,801	40
Zuari Industries	6,801	16

		55,932

Indonesia — 1.2%
Altisource Portfolio Solutions *	22,494	1,896
Bank Negara Indonesia Persero	954,000	373
Bank Rakyat Indonesia Persero	32,258,242	23,513
Charoen Pokphand Indonesia	57,340,418	16,237
Kalbe Farma	45,643,269	18,549
Telekomunikasi Indonesia	2,485,500	2,424
Telekomunikasi Indonesia ADR	87,233	3,367

		66,359

Ireland — 1.2%
Accenture, Cl A	168,640	10,388
Covidien	276,100	15,475
Experian	1,249,672	19,929
ICON ADR *	780,667	17,893

		63,685

Israel — 1.7%
Bank Hapoalim *	891,142	2,758
Ceragon Networks *	345,741	2,403

2	SEI Institutional Investments Trust / Quarterly Report / August 31, 2012

Schedule of Investments (Unaudited)

World Equity Ex-US Fund

August 31, 2012

Description	Shares	Market Value ($ Thousands)

Check Point Software Technologies *	753,765	$34,741
Israel Chemicals	909,980	9,887
Israel Discount Bank, Cl A *	449,363	471
Mellanox Technologies *	43,954	5,028
Teva Pharmaceutical Industries ADR	962,050	38,078

		93,366

Italy — 0.5%
Enel	637,034	2,104
Exor	149,262	3,573
Lottomatica	102,824	2,146
Tod’s	196,020	20,915

		28,738

Japan — 12.0%
Aeon	1,794,500	20,626
Aisin Seiki	135,900	4,322
Alfresa Holdings	84,100	4,151
Alpine Electronics	80,100	774
Aoyama Trading	29,400	577
Arnest One	52,000	764
Asahi Glass ADR	1,692,100	10,271
Astellas Pharma	23,500	1,146
Autobacs Seven	13,500	636
Brother Industries	58,900	597
Calsonic Kansei	850,000	4,092
Central Japan Railway	445	3,871
Daicel	586,000	3,592
Daihatsu Motor	325,000	5,300
Dai-ichi Life Insurance	5,130	5,222
Daiichikosho	23,200	532
Daikyo	1,523,000	3,657
Dainippon Sumitomo Pharma	505,300	5,576
Daito Trust Construction	136,400	13,309
Daiwa House Industry	1,224,000	17,039
DCM Japan Holdings	66,300	436
Dena	733,946	20,434
Denso	648,300	21,610
EDION	243,300	1,069
FamilyMart	62,200	2,999
FANUC	72,950	11,916
Fuji Heavy Industries ADR	1,379,000	22,078
Fuji Media Holdings	936	1,456
Fujitsu	1,367,000	5,552
GMO internet	73,600	448
Hino Motors	388,000	2,676
HIS	97,900	3,383
Hitachi	9,992,000	57,298
Hitachi High-Technologies	39,400	974
Honda Motor ADR	601,400	19,179
Idemitsu Kosan	19,000	1,526
IHI	1,284,000	2,755
Isetan Mitsukoshi Holdings	335,200	3,494
IT Holdings	142,200	1,796
Itochu Techno-Solutions	11,000	603
Iwatani	101,000	351
Izumi	49,300	953
Japan Securities Finance	2,037,001	9,262
JGC	129,000	3,970
KDDI	5,534	39,579
Komatsu	1,161,926	22,853

Description	Shares	Market Value ($ Thousands)

Konica Minolta Holdings	518,500	$3,834
Maeda Road Construction	87,000	1,101
Medipal Holdings	497,400	7,121
Megane TOP	38,400	439
Misawa Homes	98,000	1,402
Mitsubishi Estate	273,000	4,787
Mitsubishi UFJ Financial Group	4,563,575	20,749
Mitsui ADR	72,200	20,270
Mitsui Matsushima	258,000	353
Mizuho Financial Group	13,223,000	21,278
Nagase	53,000	617
Namco Bandai Holdings	371,900	5,890
NEC Networks & System Integration	39,800	701
NET One Systems	136,000	1,796
Nichii Gakkan	280,900	2,881
Nippo	166,000	1,813
Nippon Express	102,000	400
Nippon Flour Mills	78,000	337
Nippon Light Metal	1,073,000	1,069
Nippon Steel	5,295,000	10,211
Nippon Telegraph & Telephone	136,200	6,288
Nissan Motor	454,200	4,234
Nissan Tokyo Sales Holdings *	327,000	1,516
Nitto Denko ADR	943,260	21,808
Nomura Real Estate Holdings	66,600	1,108
NTT Data	613	1,827
Oriental Land	4,700	634
Osaka Securities Exchange	391	1,775
Otsuka	24,000	2,115
Otsuka Holdings	89,700	2,736
Round One	72,600	353
Sapporo Hokuyo Holdings	224,800	574
Secom	465,000	23,488
Sega Sammy Holdings	554,600	11,453
Seino Holdings	201,000	1,255
Sekisui Chemical	124,000	1,013
Seven & I Holdings	100,800	3,058
Shimachu	24,700	511
Shimamura	6,600	783
Ship Healthcare Holdings	33,900	986
SKY Perfect JSAT Holdings	4,256	1,903
Softbank	527,983	21,510
Sojitz	1,141,600	1,531
Suzuken	146,000	4,943
Sysmex	440,589	20,201
Toagosei	341,000	1,259
Toho Holdings	150,900	2,706
Tokyo Seimitsu	60,500	874
Toshiba TEC	168,000	682
Toyoda Gosei	69,000	1,425
Toyota Motor	659,869	26,083
Unipres	53,700	1,475
United Arrows	19,300	562
Watabe Wedding	7,955	71
Zeon	937,000	7,551

		652,044

Malaysia — 0.2%
Axiata Group	952,300	1,826
Hong Leong Financial Group	94,700	366
Malayan Banking	266,800	782
RHB Capital	180,000	419

3	SEI Institutional Investments Trust / Quarterly Report / August 31, 2012

Schedule of Investments (Unaudited)

World Equity Ex-US Fund

August 31, 2012

Description	Shares	Market Value ($ Thousands)

Telekom Malaysia	2,081,500	$4,052
Tenaga Nasional	333,700	732

		8,177

Mexico — 0.7%
Alfa, Cl A	134,504	2,147
America Movil ADR, Ser L (A)	479,927	12,281
Fomento Economico Mexicano	102,300	863
Fomento Economico Mexicano ADR	69,660	5,886
Grupo Financiero Banorte, Ser O	843,600	4,278
Wal-Mart de Mexico	5,345,900	14,236

		39,691

Netherlands — 4.5%
Chicago Bridge & Iron	569,589	20,972
Core Laboratories	319,000	38,979
European Aeronautic Defense and Space	395,164	15,102
Heineken	97,135	5,396
Koninklijke Philips Electronics	147,498	3,399
LyondellBasell Industries, Cl A	452,865	22,118
NXP Semiconductor *	876,237	20,434
Reed Elsevier	1,762,200	23,057
Royal Dutch Shell, Cl A	1,365,719	47,875
Royal Dutch Shell, Cl A (GBP)	120,089	4,204
Royal Dutch Shell ADR, Cl A	458,300	32,067
Royal KPN	787,428	6,769
Yandex, Cl A *	236,700	4,999

		245,371

New Zealand — 0.1%
Chorus *	229,090	620
Telecom Corp of New Zealand	1,557,260	3,066
Telecom of New Zealand	1,145,450	2,264

		5,950

Norway — 2.3%
DnB	2,106,174	24,216
Norsk Hydro	2,969,800	12,730
Seadrill	797,217	32,797
Statoil	425,543	10,931
Statoil ADR (A)	1,585,600	40,544
STX OSV Holdings	671,000	818
Yara International	48,763	2,388

		124,424

Peru — 0.1%
Credicorp	31,910	3,846

Poland — 0.2%
KGHM Polska Miedz	191,110	7,482
Polski Koncern Naftowy Orlen *	37,153	437
Tauron Polska Energia	321,681	473

		8,392

Qatar — 0.4%
Industries Qatar QSC	515,802	19,605

Russia — 0.7%
Lukoil ADR	234,319	13,314
Mail.ru Group GDR	558,879	18,314

Description	Shares	Market Value ($ Thousands)

NovaTek OAO GDR	32,010	$3,819

		35,447

Singapore — 1.7%
Avago Technologies	582,300	21,295
DBS Group Holdings	1,779,000	20,608
Ho Bee Investment	5,536,000	5,703
Keppel	2,149,000	19,278
Oversea-Chinese Banking	229,000	1,705
United Overseas Bank	98,000	1,500
United Overseas Bank ADR	719,200	22,187
UOB-Kay Hian Holdings	55,000	71

		92,347

South Africa — 0.8%
Exxaro Resources	119,280	2,118
Imperial Holdings	125,410	3,038
Life Healthcare Group Holdings	872,800	3,303
MTN Group	34,917	650
Sasol ADR	756,800	32,785
Telkom	253,773	578

		42,472

South Korea — 4.1%
Hana Financial Group	357,820	10,691
Hanjin Shipping	513,710	6,610
Hyundai Mobis	75,729	20,524
Hyundai Motor	162,703	34,487
Kia Motors	277,210	18,104
KISCO Holdings	616	19
Korea Zinc	8,574	3,091
KT	63,430	1,923
POSCO	40,695	13,235
POSCO ADR	255,100	20,790
Samsung Electronics	37,919	41,207
SK Holdings	60,747	8,941
SK Telecom	10,484	1,345
SK Telecom ADR	1,785,151	25,599
Woori Finance Holdings	372,880	3,549
Woori Finance Holdings ADR	360,400	10,318

		220,433

Spain — 0.4%
Amadeus IT Holding, Cl A	796,764	17,837
Banco Popular Espanol	180	—
Grifols *	79,075	2,233

		20,070

Sweden — 2.7%
Billerud	58,221	482
Electrolux, Cl B	188,030	4,555
Getinge, Cl B	1,055,498	31,450
Hennes & Mauritz, Cl B	607,305	21,975
Hexagon, Cl B	1,056,844	21,228
Kinnevik Investment, Cl B	319,428	6,459
Nordea Bank	449,340	4,156
Sandvik	299,340	4,005
Skandinaviska Enskilda Banken, Cl A	122,326	937
Svenska Cellulosa ADR	628,500	11,162
Svenska Handelsbanken, Cl A	252,400	8,801
Swedbank, Cl A	726,099	12,709
Telefonaktiebolaget LM Ericsson ADR	1,700,800	15,817

4	SEI Institutional Investments Trust / Quarterly Report / August 31, 2012

Schedule of Investments (Unaudited)

World Equity Ex-US Fund

August 31, 2012

Description	Shares	Market Value ($ Thousands)

Trelleborg, Cl B	61,194	$636

		144,372

Switzerland — 3.7%
Banque Cantonale Vaudoise	538	286
Credit Suisse Group ADR	519,300	10,002
Forbo Holding	3,531	1,983
Georg Fischer	4,141	1,505
Julius Baer Group	267,591	8,812
Nestle	428,127	26,674
Novartis	328,912	19,422
Novartis ADR	257,900	15,218
OC Oerlikon	604,741	5,384
Roche Holding	176,838	32,264
Swatch Group, Cl B	33,596	13,783
Swiss Life Holding	33,846	3,851
Swiss Re	76,507	4,807
Syngenta	32,960	11,138
Transocean	274,900	13,478
Zurich Insurance Group ADR	1,368,700	32,917

		201,524

Taiwan — 0.9%
Advanced Semiconductor
Engineering ADR (A)	5,228,497	19,346
Far EasTone Telecommunications	130,000	320
Fubon Financial Holding	9,047,949	8,987
Hermes Microvision	97,000	1,321
Hiwin Technologies	9,484	68
Hwa Fong Rubber *	383,000	85
Long Bon International	488,000	275
Taishin Financial Holding	2,389,610	914
Taiwan Semiconductor Manufacturing ADR	754,000	11,084
United Microelectronics	4,159,000	1,666
United Microelectronics ADR	1,211,600	2,460

		46,526

Thailand — 1.3%
Advanced Info Service	2,647,900	18,337
Airports of Thailand	238,300	512
Bangkok Bank	1,687,100	10,122
Charoen Pokphand Foods	709,700	719
CP ALL	16,596,631	18,273
Kasikornbank	326,000	1,758
Krung Thai Bank	8,679,400	4,598
Siam Commercial Bank	938,500	4,493
Total Access Communication	4,422,500	12,314

		71,126

Turkey — 0.9%
Akbank	3,745,863	14,793
Ipek Dogal Enerji Kaynaklari Ve Uretim *	496,924	1,123
KOC Holding ADR	571,443	11,612
Koza Anadolu Metal Madencilik Isletmeleri *	820,596	1,859
Turk Hava Yollari *	1,040,664	2,061
Turkcell Iletisim Hizmet *	285,119	1,694
Turkiye Garanti Bankasi	1,761,529	7,558
Turkiye Halk Bankasi	73,055	659

Description	Shares	Market Value ($ Thousands)

Turkiye Vakiflar Bankasi Tao, Cl D	4,525,161	$10,255

		51,614

United Kingdom — 14.9%
3i Group	6,271,818	20,492
Aberdeen Asset Management	1,076,430	4,765
ARM Holdings	1,090,492	9,942
ARM Holdings ADR	1,689,200	46,014
AstraZeneca	441,727	20,603
AstraZeneca ADR	690,200	32,295
BAE Systems ADR (A)	1,095,000	22,294
Barclays	347,941	1,013
BG Group	1,014,319	20,751
BHP Billiton	64,526	1,882
BP	1,365,661	9,574
BP PLC ADR	251,812	10,591
British American Tobacco	723,276	37,929
BT Group, Cl A	1,278,980	4,420
Cairn Energy	970,496	4,424
Carnival	529,650	18,163
Centrica	475,044	2,465
Debenhams	294,774	452
Diageo	1,328,318	36,395
Diageo ADR	203,600	22,237
Drax Group	152,300	1,127
EnQuest *	459,062	811
Eurasian Natural Resources	399,770	1,917
GlaxoSmithKline	223,080	5,049
HSBC Holdings	3,821,536	33,117
Imagination Technologies Group *	2,555,886	24,236
Imperial Tobacco Group	1,098,385	42,848
Intercontinental Hotels Group	283,410	7,225
Intermediate Capital Group	330,795	1,481
ITV	1,072,737	1,419
Kazakhmys	448,622	4,225
Kingfisher	3,761,584	16,467
Marks & Spencer Group ADR	990,400	11,162
Micro Focus International	132,661	1,144
Mondi	255,259	2,248
Pearson	686,134	13,024
Petrofac	226,250	5,398
QinetiQ	258,637	702
Reckitt Benckiser Group	409,215	23,139
Rio Tinto	206,334	8,965
Rio Tinto ADR	904,400	39,640
Rolls-Royce Holdings	878,540	11,457
SABMiller	306,288	13,522
Sage Group	4,472,477	21,042
Sage Group ADR (A)	577,600	10,830
Shire	1,167,868	35,542
Standard Chartered	804,541	17,782
Taylor Wimpey PLC	1,720,162	1,400
Tesco	3,374,162	18,040
Unilever ADR	867,100	31,112
Vodafone Group	7,898,140	22,769
Weir Group	808,057	20,959
WH Smith	40,700	388
Whitbread	132,780	4,492
William Hill	559,001	2,667
Wolseley	91,810	3,707
WPP	1,567,609	20,293

5	SEI Institutional Investments Trust / Quarterly Report / August 31, 2012

Schedule of Investments (Unaudited)

World Equity Ex-US Fund

August 31, 2012

Description	Shares	Market Value ($ Thousands)

Xyratex	91,346	$1,010

		809,057

United States — 3.0%
Arctic Cat *	14,662	634
Axis Capital Holdings	639,600	21,791
Boise (A)	405,023	3,050
Calamos Asset Management, Cl A	36,343	404
Cambrex *	100,750	1,227
Carnival	441,200	15,301
Central Garden and Pet *	35,753	406
CNO Financial Group	72,843	648
ConocoPhillips	45,110	2,562
Everest Re Group	210,400	21,810
Golden Star Resources * (A)	428,486	610
Momenta Pharmaceuticals * (A)	90,449	1,276
PDL BioPharma (A)	136,930	1,008
PHH *	66,186	1,155
Phillips 66	233,312	9,799
RenaissanceRe Holdings	145,700	11,256
Schlumberger	348,720	25,240
Smith & Wesson Holding *	100,703	810
Tesoro	22,635	899
Tyson Foods, Cl A	148,707	2,329
Unisys *	64,120	1,355
Universal	47,434	2,250
Virgin Media (A)	773,232	21,318
Western Refining	38,884	1,088
World Acceptance *	28,434	2,076
Yum! Brands	210,900	13,438

		163,740

Total Common Stock (Cost $5,013,204) ($ Thousands)		5,133,061

PREFERRED STOCK — 0.7%

Brazil — 0.3%
Cia de Bebidas das Americas ADR	105,534	3,969
Cia Energetica de Minas Gerais	151,800	2,608
Itau Unibanco Holding ADR	584,600	9,242
Telefonica Brasil	43,600	936

		16,755

Germany — 0.4%
Henkel	34,047	2,579
ProSiebenSat.1 Media	66,983	1,617
Volkswagen	99,990	17,696

		21,892

Total Preferred Stock (Cost $33,316) ($ Thousands)		38,647

EXCHANGE TRADED FUND — 0.4%

United States — 0.4%
iShares MSCI Emerging Markets Index Fund	525,700	20,650

Total Exchange Traded Fund (Cost $22,548) ($ Thousands)		20,650

Description	Shares/Face Amount ($ Thousands)	Market Value ($ Thousands)
	Number Of Rights
RIGHTS — 0.0% Krung Thai Bank, Expires 10/15/2012 *	2,169,850	$277

Total Rights (Cost $—) ($ Thousands)		277

AFFILIATED PARTNERSHIP — 7.2%
SEI Liquidity Fund, L.P. 0.160% †** (B)	396,210,500	392,676

Total Affiliated Partnership (Cost $396,211) ($ Thousands)		392,676

CASH EQUIVALENT — 2.3%
SEI Daily Income Trust, Prime Obligation Fund, Cl A 0.060% †**	126,141,305	126,141

Total Cash Equivalent (Cost $126,141) ($ Thousands)		126,141

U.S. TREASURY OBLIGATIONS (C) (D) — 0.5%
U.S. Treasury Bills
0.127%, 02/07/2013	$2,200	2,199
0.068%, 09/20/2012	21,317	21,316

Total U.S. Treasury Obligations (Cost $23,515) ($ Thousands)		23,515

Total Investments — 105.6% (Cost $5,614,935) ($ Thousands) ††		$5,734,967

A list of the open futures contracts held by the Fund at August 31, 2012, is as follows:

Type of Contract	Number of Contracts Long	Expiration Date	Unrealized Appreciation (Depreciation) ($ Thousands)
DJ Euro Stoxx 50 Index	1,103	Sep-2012		$992
FTSE 100 Index	348	Sep-2012		33
Hang Seng Index	61	Sep-2012		(125)
S&P/TSX 60 Index	106	Sep-2012		329
SPI 200 Index	132	Sep-2012		202
Topix Index	364	Sep-2012		(1,560)

			.$	(129)

For the period ended August 31, 2012, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

6	SEI Institutional Investments Trust / Quarterly Report / August 31, 2012

Schedule of Investments (Unaudited)

World Equity Ex-US Fund

August 31, 2012

A list of the open forward foreign currency contracts held by the Fund at August 31, 2012, is as follows:

Settlement Date	Currency to Deliver (Thousands)		Currency to Receive (Thousands)		Unrealized Appreciation ($ Thousands)
11/8/12	EUR	51,494	USD	66,708	$1,762

A list of the counterparties for the open forward foreign currency contracts held by the Fund at August 31, 2012, is as follows:

Counterparty	Currency to Deliver ($ Thousands)	Currency to Receive ($ Thousands)	Unrealized Appreciation ($ Thousands)
State Street Bank	$(64,946)	$66,708	$1,762

For the period ended August 31, 2012, the total amount of all open forward foreign currency contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

Percentages are based on a Net Assets of $5,432,206 ($ Thousands).

*	Non-income producing security.

**	The rate reported is the 7-day effective yield as of August 31, 2012.

‡	Real Estate Investment Trust.

†	Investment in Affiliated Security.

(A)	This security or a partial position of this security is on loan at August 31, 2012. The total value of securities on loan at August 31, 2012 was $384,277 ($ Thousands).

(B)	This security was purchased with cash collateral held from securities on loan. The total value of such securities as of August 31, 2012 was $392,676 ($ Thousands).

(C)	The rate reported is the effective yield at time of purchase.

(D)	Security, or portion thereof, has been pledged as collateral on open futures contracts.

††	At August 31, 2012, the tax basis cost of the Fund’s investments was $5,614,935 ($ Thousands), and the unrealized appreciation and depreciation were $450,124 ($ Thousands) and $(330,092) ($ Thousands), respectively.

ADR — American Depositary Receipt

Cl — Class

DJ — Dow Jones

EUR — Euro

FTSE — Financial Times and Stock Exchange

GBP — British Pound Sterling

GDR — Global Depositary Receipt

L.P. — Limited Partnership

MSCI — Morgan Stanley Capital International

PLC — Public Limited Company

S&P — Standard & Poor’s

Ser — Series

SPI — Share Price Index

TSX — Toronto Stock Exchange (formerly TSE)

USD — U.S. Dollar
The following is a list of the inputs used as of August 31, 2012, in valuing the Fund’s investments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3 (1)	Total
Common Stock	$3,983,871	$1,149,142	$48	$5,133,061
Preferred Stock	18,398	20,249	—	38,647
Exchange Traded Fund	20,650	—	—	20,650
Rights	277	—	—	277
Affiliated Partnership	—	392,676	—	392,676
Cash Equivalent	126,141	—	—	126,141
U.S. Treasury Obligations	—	23,515	—	23,515

Total Investments in Securities	$4,149,337	$1,585,582	$48	$5,734,967

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts *	$(129)	$—	$—	$(129)
Forwards Contracts *	—	1,762	—	1,762

Total Other Financial Instruments	$(129)	$1,762	$—	$1,633

(1)	A reconciliation of Level 3 investments is presented when the Fund has a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets.

*	Futures and forwards contracts are valued at the unrealized appreciation (depreciation) on the instrument.

For the period ended August 31, 2012, there were transfers between Level 1 and Level 2 assets and liabilities. The primary reason for changes in the classifications between Levels 1 and 2 occurs when foreign equity securities are fair valued using other observable market-based inputs in place of the closing exchange price due to events occurring after the close of the exchange or market on which the investment is principally traded.

For the period ended August 31, 2012, there were no transfers between Level 2 and

Level 3 assets and liabilities.

Amounts designated as “—” are $O or have been rounded to $O.

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

7	SEI Institutional Investments Trust / Quarterly Report / August 31, 2012

Schedule of Investments (Unaudited)

Screened World Equity Ex-US Fund

August 31, 2012

Description	Shares	Market Value ($ Thousands)

COMMON STOCK — 85.1%

Australia — 2.8%
Amcor	8,000	$62
Australia & New Zealand Banking Group	11,840	304
BGP Holdings *	4,500	—
BHP Billiton	8,975	295
BHP Billiton ADR	4,900	322
Commonwealth Bank of Australia	172	10
CSL	1,900	87
Santos	15,279	177
Telstra	20,700	82
Westpac Banking	134	4
Woodside Petroleum	6,600	234

		1,577

Austria — 1.3%
Conwert Immobilien Invest *	13,803	151
Erste Group Bank	7,059	143
Immobilien Anlagen	1,213	12
Schoeller-Bleckmann Oilfield Equipment	3,991	382
Strabag	1,589	36
Voestalpine	106	3

		727

Belgium — 0.1%
Recticel	5,447	34

Brazil — 2.4%
Amil Participacoes	11,600	118
Banco Bradesco ADR	13,700	225
Banco do Brasil	24,400	281
BM&F Bovespa	20,999	113
BR Malls Participacoes	5,100	64
Cia de Saneamento Basico do Estado de Sao Paulo	1,800	76
Cielo	2,300	69
Embraer ADR	4,952	133
Natura Cosmeticos	8,465	212
Raia Drogasil	4,200	45

		1,336

Canada — 4.4%
Agrium	3,400	334
Canadian National Railway	3,134	286
Canadian Natural Resources	4,100	125
Cenovus Energy	4,974	163
Cogeco	400	14
Enbridge	2,720	107
EnCana	7,400	164
Imperial Oil	1,300	59
Intertape Polymer Group	24,264	175
Magellan Aerospace *	1,300	5
Nexen	9,400	236
Onex	100	4
Potash Corp of Saskatchewan	8,058	331
Rogers Communications, Cl B	4,300	174
Toronto-Dominion Bank	3,200	261

Description	Shares	Market Value ($ Thousands)

Westjet Airlines	3,675	$63

		2,501

Chile — 0.1%
Enersis ADR	2,851	47

China — 3.7%
Agricultural Bank of China, Cl H	10,000	4
Anhui Conch Cement	76,000	190
Baidu ADR *	1,510	168
Bank of China, Cl H	113,000	41
China Life Insurance	16,834	45
China Merchants Bank	96,271	166
China Oilfield Services	163,800	261
China Railway Construction, Cl H	67,400	51
China Shipping Container Lines *	623,000	119
Industrial & Commercial Bank of China	495,758	268
Mindray Medical International ADR	7,700	270
Sinopharm Group	44,825	143
Tencent Holdings	4,844	148
Weichai Power *	79,200	209

		2,083

Colombia — 0.4%
BanColombia ADR, Cl R	4,400	253

Czech Republic — 0.3%
Komercni Banka	900	175

Denmark — 1.3%
AP Moller - Maersk, Cl B	29	190
Novo-Nordisk, Cl B	3,632	573

		763

Finland — 0.2%
Metso	2,483	89
Norvestia, Cl B	38	—
Stora Enso, Cl R	518	3
Tieto	1,555	27

		119

France — 3.1%
Air Liquide	2,599	306
AXA	10,982	159
BNP Paribas	3,271	143
Compagnie Generale des Etablissements Michelin, Cl B	2,635	190
Les Nouveaux Constructeurs Investissement	2,195	16
L’Oreal	730	90
LVMH Moet Hennessy Louis Vuitton	2,223	364
Publicis Groupe	4,135	215
Societe Generale	6,441	171
UBISOFT Entertainment *	11,900	90
Vivendi	519	10

		1,754

Germany — 5.7%
Adidas	4,515	354

1	SEI Institutional Investments Trust / Quarterly Reporting / August 31, 2012

Schedule of Investments (Unaudited)

Screened World Equity Ex-US Fund

August 31, 2012

Description	Shares	Market Value ($ Thousands)

ADVA Optical Networking *	249	$2
Allianz	2,239	246
Aurelius	449	20
BASF	6,837	533
Bayer	3,813	296
Continental	1,066	106
E.ON	9,531	220
Fresenius Medical Care	5,512	398
Kabel Deutschland Holding *	1,180	78
Leifheit	624	19
SAP	6,152	407
Schuler	1,489	37
Siemens	2,980	283
Suedzucker	1,370	46
Volkswagen	1,142	186

		3,231

Hong Kong — 3.7%
AIA Group	38,200	131
Alco Holdings	30,415	6
Allan International Holdings	11,683	3
China Mobile	26,000	277
CLP Holdings	2,500	21
CNOOC	166,030	314
CSI Properties	1,960,000	81
First Pacific	56,000	60
Hong Kong Exchanges and Clearing	16,721	222
Hong Kong Ferry Holdings	10,000	9
Jardine Matheson Holdings	3,600	194
Jardine Strategic Holdings	1,842	61
Luen Thai Holdings	115,000	15
Orient Overseas International	52,500	280
Pacific Textile Holdings	25,000	16
Power Assets Holdings	8,000	65
Shimao Property Holdings	43,000	65
SJM Holdings	43,000	91
TAI Cheung Holdings	208,000	145
Wing On International	24,111	57

		2,113

India — 1.1%
ICICI Bank ADR	15,803	514
Tata Motors ADR	4,126	87

		601

Indonesia — 0.4%
Asahimas Flat Glass	3,000	2
Media Nusantara Citra	273,500	61
Telekomunikasi Indonesia ADR	4,655	180

		243

Ireland — 1.1%
Accenture, Cl A	2,635	162
Covidien	4,011	225
ICON ADR *	11,633	267

		654

Israel — 1.1%
Ceragon Networks *	9,659	67
Check Point Software Technologies *	5,651	261

Description	Shares	Market Value ($ Thousands)

Teva Pharmaceutical Industries ADR	7,045	$279

		607

Italy — 0.3%
Danieli & C Officine Meccaniche	145	3
Enel	33,760	112
Exor	2,305	55

		170

Japan — 10.3%
Aisin Seiki	2,300	73
Arc Land Sakamoto	600	9
Argo Graphics	2,300	30
AT-Group	4,000	53
Belluna	5,450	45
Central Japan Railway	6	52
Chuo Spring	3,000	11
Create Restaurants Holdings	1,000	10
Daihatsu Motor	3,000	49
Dai-ichi Life Insurance	95	97
Daito Trust Construction	700	68
Daiwa House Industry	4,000	56
Denso	9,600	320
Faith	187	20
FamilyMart	1,200	58
FANUC	1,701	278
Fuji Kiko *	2,000	5
Fujitec	4,000	25
Fujitsu	18,000	73
Futaba Industrial	10,300	47
Gamecard-Joyco Holdings	1,000	16
Happinet	9,400	82
HIS	5,200	180
Hitachi	64,000	367
Hokkaido Coca-Cola Bottling	1,000	5
Hokkan Holdings	5,000	14
Hokuriku Gas	8,000	21
Honda Motor ADR	9,300	297
IT Holdings	200	3
Japan Tobacco	7,200	217
JGC	2,000	62
Justsystems *	8,800	21
Kamei	4,000	39
KDDI	35	250
Keiyo Gas	1,000	5
Komatsu	10,029	197
Komatsu Wall Industry	1,600	22
KRS	900	10
Marubun	2,400	10
Maruzen - General Commercial Kitchen Appliances & Equipment	2,000	14
Mimasu Semiconductor Industry	1,500	11
Mitani	4,800	57
Mitsubishi Estate	5,000	88
Mitsubishi UFJ Financial Group	117,619	535
Murakami	1,000	13
Nagawa	300	5
Nakayo Telecommunications	5,000	17
Namura Shipbuilding	7,200	22
NET One Systems	4,200	55
Nichireki	4,000	20

2	SEI Institutional Investments Trust / Quarterly Reporting / August 31, 2012

Schedule of Investments (Unaudited)

Screened World Equity Ex-US Fund

August 31, 2012

Description	Shares	Market Value ($ Thousands)

NIFTY	20	$35
Nihon Tokushu Toryo	1,600	7
Nippon Steel	79,000	152
Nippon Telegraph & Telephone	5,300	245
Nisshin Fudosan	5,200	29
Nissin Sugar Holdings	2,300	44
Oriental Land	500	67
Otsuka Holdings	3,400	104
Pacific Industrial	4,000	23
Rokko Butter	2,800	17
San-Ai Oil	3,000	13
Sankyo Frontier	2,000	11
Secom	6,900	349
Seino Holdings	20,000	125
Senshu Electric	2,400	30
Shidax	2,600	12
Shin Nippon Air Technologies	2,000	11
Shiroki	9,000	22
Soken Chemical & Engineering	700	6
Starts	1,500	9
TBK	2,000	10
Tokai	3,700	92
Tokyu Construction	24,020	47
Toyota Motor	7,854	310
Toyota Tsusho	200	4
Warabeya Nichiyo	4,400	76
Yachiyo Industry	600	4
Zuken	1,500	10

		5,898

Malaysia — 0.4%
AirAsia	62,700	69
AMMB Holdings	31,700	64
Axiata Group	48,100	92
DRB-Hicom	18,300	15
Hong Leong Financial Group	2,700	11

		251

Mexico — 1.0%
Fomento Economico Mexicano ADR	1,270	107
Grupo KUO De	900	2
Grupo Simec, Ser B, Cl B *	5,900	22
Industrias, Ser B *	39,600	212
Wal-Mart de Mexico	78,005	208

		551

Netherlands — 2.2%
Core Laboratories	5,100	623
European Aeronautic Defense and Space	8,308	317
ING Groep *	288	2
Koninklijke Philips Electronics	728	17
Royal KPN	11,635	100
SNS Reaal *	1,762	3
Unilever	2,850	100
Yandex, Cl A *	3,414	72

		1,234

Norway — 1.0%
DnB	30,350	349
Fred Olsen Energy	383	16

Description	Shares	Market Value ($ Thousands)

Norsk Hydro	44,058	$189

		554

Peru — 0.1%
Credicorp	590	71

Philippines — 0.2%
Megaworld	968,000	50
Metropolitan Bank & Trust	21,700	47

		97

Poland — 0.5%
Getin Holding *	3,605	2
KGHM Polska Miedz	4,904	192
Polski Koncern Naftowy Orlen *	9,007	106

		300

Russia — 0.0%
Surgutneftegaz ADR	3,407	30

Singapore — 1.5%
Bukit Sembawang Estates	11,000	43
DBS Group Holdings	23,000	266
Golden Agri-Resources	8,000	5
GP Batteries International	17,000	13
Ho Bee Investment	7,000	7
Keppel	8,000	72
Oversea-Chinese Banking	2,000	15
Popular Holdings	41,000	8
QAF	39,000	22
United Industrial	89,000	186
United Overseas Bank	10,000	153
UOB-Kay Hian Holdings	43,000	55

		845

South Africa — 0.3%
MTN Group	9,892	184

South Korea — 4.2%
Hana Financial Group	4,520	135
Hanjin Shipping	6,616	85
Hyundai Mobis	1,129	306
Hyundai Motor	2,051	435
Hyundai Wia	435	69
Kia Motors	3,175	207
KyungDong City Gas	297	17
Nong Shim Holdings	85	4
POSCO	526	171
Samsung Electronics	595	647
Samsung Heavy Industries	1,780	58
SK Holdings	926	136
Taekwang Industrial	123	97
YESCO	1,030	24

		2,391

Spain — 0.4%
Amadeus IT Holding, Cl A	10,800	242

Sweden — 2.3%
Billerud	1,324	11
Getinge, Cl B	15,691	467

3	SEI Institutional Investments Trust / Quarterly Reporting / August 31, 2012

Schedule of Investments (Unaudited)

Screened World Equity Ex-US Fund

August 31, 2012

Description	Shares	Market Value ($ Thousands)

Hennes & Mauritz, Cl B	7,433	$269
Svenska Cellulosa, Cl B	243	4
Svenska Handelsbanken, Cl A	5,359	187
Swedbank, Cl A	5,940	104
Telefonaktiebolaget LM Ericsson ADR	26,200	244

		1,286

Switzerland — 5.0%
Credit Suisse Group ADR	7,700	148
Julius Baer Group	5,945	196
Nestle	7,312	456
Novartis	4,868	287
Novartis ADR	3,800	224
OC Oerlikon	13,246	118
Roche Holding	3,923	716
Swatch Group, Cl B	610	250
Swiss Re	1,620	102
Syngenta	516	174
Transocean	4,100	201

		2,872

Taiwan — 1.5%
Advanced Semiconductor Engineering ADR	77,953	288
Asia Polymer	45,000	42
Asustek Computer	1,647	16
CMC Magnetics *	78,000	13
Elitegroup Computer Systems	52,000	17
Formosa Chemicals & Fibre	5,000	13
Formosa Petrochemical	7,000	20
HON HAI Precision Industry	8,131	23
Nan Ya Plastics	6,000	11
Pegatron	3,633	5
Quanta Computer	8,000	21
Taiwan Semiconductor Manufacturing ADR	19,526	287
United Microelectronics ADR	41,062	83
Yageo	72,000	21
Zenitron	23,000	15

		875

Thailand — 1.1%
Advanced Info Service	43,500	301
Bangchak Petroleum	7,700	6
Bangkok Dusit Medical Services, Cl F	18,400	61
Siam Commercial Bank	12,600	60
Total Access Communication	73,200	204

		632

Turkey — 1.1%
Akbank	55,634	220
Turkcell Iletisim Hizmet *	16,090	95
Turkiye Garanti Bankasi	26,125	112
Turkiye Halk Bankasi	10,490	95
Turkiye Vakiflar Bankasi Tao, Cl D	56,822	129

		651

United Kingdom — 16.1%
Aberdeen Asset Management	14,850	66
Amec	4,900	86
ARM Holdings	15,679	143
ARM Holdings ADR	25,100	684

Description	Shares	Market Value ($ Thousands)

AstraZeneca	6,874	$321
Barclays	43,067	125
BG Group	17,026	348
BHP Billiton	6,278	183
BP	21,255	149
BP PLC ADR	4,764	200
British American Tobacco	10,788	566
Carnival	7,571	260
Dart Group	7,297	9
Diageo	20,835	571
Elementis	32,114	112
Eurasian Natural Resources	10,767	52
Gem Diamonds *	15,406	41
GKN	20,060	68
GlaxoSmithKline	4,940	112
HSBC Holdings	79,669	690
Impellam Group *	864	5
Imperial Tobacco Group	7,779	303
Intermediate Capital Group	3,985	18
Johnson Service Group	14,781	7
Kazakhmys	6,821	64
Kingfisher	50,867	223
London Stock Exchange Group	5,100	80
Meggitt	15,370	96
Pearson	9,239	175
QinetiQ	2,709	7
Reckitt Benckiser Group	6,437	364
Rio Tinto	3,938	171
Rio Tinto ADR	7,100	311
Rolls-Royce Holdings	19,460	254
SABMiller	5,060	223
Shire	18,059	550
Standard Chartered	13,038	288
Subsea 7	8,000	184
Tesco	49,503	265
Unilever ADR	8,800	316
Vodafone Group	117,844	340
Whitbread	1,800	61
William Hill	13,800	66

		9,157

United States — 2.4%
Adams Resources & Energy	276	10
Apple	43	29
Calamos Asset Management, Cl A	1,327	15
Carnival	6,500	225
Everest Re Group	3,100	321
Exxon Mobil	2,596	227
Flexsteel Industries	1,169	23
Multimedia Games Holding *	2,039	32
Philip Morris International	1,749	156
Phillips 66	3,322	139
Yum! Brands	2,900	185

		1,362

Total Common Stock (Cost $49,096) ($ Thousands)		48,471

PREFERRED STOCK — 1.8%

Brazil — 1.0%
Cia de Bebidas das Americas ADR	5,404	203

4	SEI Institutional Investments Trust / Quarterly Reporting / August 31, 2012

Schedule of Investments (Unaudited)

Screened World Equity Ex-US Fund

August 31, 2012

Description	Face Amount ($ Thousands)/Shares	Market Value ($ Thousands)

Cia Energetica do Ceara	4,300	$84
Itau Unibanco Holding ADR	19,600	310

		597

Canada — 0.1%
Primero Mining, Cl Common
Subscription Receipt *	11,083	50

Germany — 0.7%
Draegerwerk	200	19
Henkel	1,100	83
ProSiebenSat.1 Media	1,503	36
RWE	88	4
Volkswagen	1,493	264

		406

Total Preferred Stock (Cost $978) ($ Thousands)		1,053

EXCHANGE-TRADED FUND — 0.3%

United States — 0.3%
iShares MSCI Emerging Markets Index Fund	3,700	145

Total Exchange-Traded Fund (Cost $173) ($ Thousands)		145

CASH EQUIVALENT — 1.9%
SEI Daily Income Trust, Prime Obligation Fund, Cl A 0.060% **†	1,107,854	1,108

Total Cash Equivalent (Cost $1,108) ($ Thousands)		1,108

U.S. TREASURY OBLIGATION (A)(B) — 0.3%
U.S. Treasury Bills
0.110%, 09/20/2012	$175	175

Total U.S. Treasury Obligation (Cost $175) ($ Thousands)		175

Total Investments — 89.4% (Cost $51,530) ($ Thousands) ††		$50,952

A list of the open futures contracts held by the Fund at August 31, 2012, are as follows:

Type of Contract	Number of Contracts Long	Expiration Date	Unrealized Appreciation (Depreciation) ($ Thousands)
DJ Euro Stoxx 50 Index	50	Sep-2012	$21
FTSE 100 Index	15	Sep-2012	(2)
S&P/TSX 60 Index	5	Sep-2012	1
SPI 200 Index	1	Sep-2012	—
Topix Index	2	Sep-2012	(10)

			$10

For the period ended August 31, 2012, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

A list of the open forward foreign currency contracts held by the Fund at August 31, 2012, is as follows:

Settlement Date	Currency to Deliver (Thousands)		Currency to Receive (Thousands)		Unrealized Appreciation ($ Thousands)
11/8/12	EUR	717	USD	939	$35

A list of the counterparties for the open forward foreign currency contracts held by the Fund at August 31, 2012, is as follows:

Counterparty	Currency to Deliver ($ Thousands)	Currency to Receive ($ Thousands)	Unrealized Appreciation ($ Thousands)
Brown Brothers Harriman	$(904)	$939	$35

For the period ended August 31, 2012, the total amount of all open forward foreign currency contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

Percentages are based on a Net Assets of $57,011 ($ Thousands).

*	Non-income producing security.

**	The rate reported is the 7-day effective yield as of August 31, 2012.

†	Investment in Affiliated Security.

††	At August 31, 2012, the tax basis cost of the Fund’s investments was $51,530 ($ Thousands), and the unrealized appreciation and depreciation were $3,835 ($ Thousands) and $(4,413) ($ Thousands), respectively.

(A)	The rate reported is the effective yield at time of purchase.

(B)	Security, or a portion thereof, has been pledged as collateral on open futures contracts.

ADR — American Depositary Receipt

Cl — Class

DJ — Dow Jones

EUR — Euro

FTSE — Financial Times and Stock Exchange

MSCI — Morgan Stanly Capital International

PLC — Public Limited Company

S&P — Standard & Poor’s

Ser — Series

SPI — Share Price Index

TSX — Toronto Stock Exchange (formerly TSE)

USD — United States Dollar

The following is a summary of the inputs used as of August 31, 2012, in valuing the Fund’s investments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$33,654	$14,817	$—	$48,471
Preferred Stock	734	319	—	1,053
Exchange Traded Fund	145	—	—	145
Cash Equivalent	1,108	—	—	1,108
U.S. Treasury Obligation	—	175	—	175

Total Investments in Securities	$35,641	$15,311	$—	$50,952

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts *	$10	$—	$—	$10
Forwards Contracts *	—	35	—	35

Total Other Financial Instruments	$10	$35	$—	$45

*	Futures and forwards contracts are valued at the unrealized appreciation/(depreciation) on the instrument.

For the period ended August 31, 2012, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended August 31, 2012, there were no transfers between Level 2 and Level 3 assets and liabilities.

Amounts designated as “—” are $O or have been rounded to $O.

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

5	SEI Institutional Investments Trust / Quarterly Reporting / August 31, 2012

Schedule of Investments (Unaudited)

Enhanced LIBOR Opportunities Fund

August 31, 2012

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

LOAN PARTICIPATIONS — 27.0%
Advanstar Communications, 1st Lien
2.720%, 06/02/2014	$518	$398
Advantage Sales & Marketing
5.250%, 12/17/2017	986	985
Advantage Sales & Marketing, 2nd Lien
9.250%, 06/18/2018	550	547
Affinion Group Holdings
5.000%, 10/09/2016	489	415
Alliant Insurance Service
3.461%, 08/21/2014	653	646
Allison Transmission
4.250%, 08/15/2019	1,000	996
3.750%, 08/07/2014	145	145
American Rock Salt, Term Loan B
5.500%, 04/19/2017	746	725
Amwins Group
6.750%, 05/23/2019	500	500
Aramark US
3.711%, 01/26/2014	239	238
3.496%, 01/26/2014	103	102
0.096%, 07/26/2016	27	27
Asurion, 1st Lien
5.500%, 06/10/2018	472	473
Asurion, 2nd Lien
9.000%, 05/20/2019	446	461
Atlantic Broadband Finance, Term Loan B
5.250%, 03/20/2019	900	901
August Lux UK Holding
6.250%, 04/27/2018	311	312
August US Holding
6.250%, 04/27/2018	239	240
Avaya, Term Loan B-1
3.217%, 10/26/2014	164	157
Avaya, Term Loan B-3
4.967%, 10/26/2017	822	735
Biomet Dollar
3.468%, 03/25/2015	247	247
3.245%, 03/25/2015	178	178
Black Press US Partnership, Tranche B-1
2.467%, 08/02/2013	381	367
Black Press US Partnership, Tranche B-2
2.467%, 08/02/2013	231	223
Booz Allen Hamilton, Term Loan B
4.500%, 07/27/2019	400	400
Boyd Acquisition, Term Loan B
0.000%, 08/03/2017 (A)	1,000	1,004
Burlington Coat Factory, Term Loan B
5.500%, 02/23/2017	508	510
Calpine
4.500%, 04/01/2018	296	297
Cannery Casino
4.496%, 05/17/2013	107	105
Cannery Casino, 1st Lien
4.496%, 05/17/2013	129	127

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

CDW
3.740%, 10/12/2014	$252	$252
Cedar Fair
4.000%, 12/15/2017	533	534
Cengage Learning Holdco
2.500%, 06/28/2014	974	897
Ceridian
5.989%, 11/08/2014	293	293
5.989%, 05/09/2017	345	345
Charter Communications, Term Loan C
3.500%, 09/06/2016	401	400
Chesapeake Energy
8.500%, 12/02/2017	560	561
Citco
5.500%, 05/24/2018	1,089	1,086
CommScope
4.250%, 01/14/2018	296	296
Community Health Systems, Term Loan B
3.967%, 01/25/2017	839	840
3.961%, 01/25/2017	22	22
ConvaTec Dollar
5.750%, 12/30/2016	1,262	1,265
Cristal Inorganic Chemicals US
6.211%, 11/15/2014	500	497
DAE Aviation Holdings, Tranche B-1
5.450%, 07/31/2014	522	521
DAE Aviation Holdings, Tranche B-2
5.470%, 09/27/2014	496	495
Davita, Term Loan B-2
0.000%, 08/21/2019 (A)	1,000	995
Del Monte Foods
4.500%, 03/08/2018	575	567
Dex Media West
7.250%, 10/24/2014	851	551
4.720%, 10/24/2014	375	243
Dole Food, Tranche B-2
6.000%, 07/08/2018	5	5
5.000%, 07/08/2018	133	132
Dunkin Brands
4.000%, 11/23/2017	487	482
Eagle Parent
5.000%, 05/16/2018	597	596
Emergency Medical Services, Initial Term Loan
5.250%, 04/27/2018	515	514
Energy Transfer Partners
3.750%, 03/23/2017	250	247
EP Energy
0.000%, 04/10/2018 (A)	800	802
Essential Power
5.500%, 08/07/2019	800	800
First Data
4.237%, 03/24/2018	436	412
First Data, Term Loan B-3
2.997%, 09/24/2014	39	38
First Data, Tranche B-1
2.997%, 09/24/2014	377	372
Firth Rixson, Term Loan B
4.961%, 12/18/2015	250	237

1	SEI Institutional Investments Trust / Quarterly Report / August 31, 2012

Schedule of Investments (Unaudited)

Enhanced LIBOR Opportunities Fund

August 31, 2012

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Firth Rixson, Term Loan C
5.461%, 12/20/2016	$250	$238
Freescale Semiconductor
4.496%, 12/01/2016	852	817
Genpact International, Term Loan B
0.000%, 08/17/2019 (A)	1,250	1,250
Gibson Energy, Term Loan B
4.750%, 06/16/2018	990	994
Global Cash Access
7.000%, 02/01/2016	371	371
Goodman Global
5.750%, 10/28/2016	326	326
Harbor Freights Tools
5.500%, 11/14/2017	500	499
Harron Communications, Term Loan B
5.500%, 10/05/2017	585	585
Hologic, Term Loan B
4.500%, 07/19/2019	500	503
Hub International
4.746%, 06/14/2017	1,136	1,131
Iasis Healthcare, 1st Lien
5.000%, 05/03/2018	402	395
IMS Health
4.500%, 08/31/2017	689	691
Ineos Holdings
6.500%, 04/27/2018	599	599
Intelsat
3.238%, 02/01/2014	450	443
Intelsat Jackson Holdings, Term Loan B
5.250%, 04/03/2018	550	552
Inventiv Health, Incremental Term Loan B-3
7.000%, 07/19/2018	495	462
Inventiv Health, Term Loan B
6.500%, 08/04/2016	1,114	1,036
J. Crew
4.750%, 01/26/2018	238	238
4.750%, 03/07/2018	749	748
Lamar Media
4.000%, 10/01/2016	249	249
Language Line, Term Loan B
6.250%, 06/20/2016	468	463
Lawson Software, Term Loan B
6.250%, 04/05/2018	848	857
Level 3 Communications
4.087%, 08/01/2019	600	601
Live Nation Entertainment
4.500%, 10/20/2016	830	828
MedMedia USA, Term Loan B
6.250%, 10/05/2013	300	271
Meg Energy, Initial Term Loan
4.000%, 03/18/2018	645	646
MTL Publishing, Term Loan B
5.500%, 03/05/2018	752	757
Navistar International
7.000%, 08/17/2017	1,350	1,356
NCI Building Systems, Tranche B
8.000%, 04/18/2014	645	635
Neiman Marcus Group
4.750%, 05/10/2018	741	741

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Nelson Education, Term Loan B- 1
2.961%, 07/05/2014	$782	$643
Nexstar Broadcasting, Term Loan B
5.000%, 09/30/2016	444	442
Nielsen Finance
2.241%, 12/31/2017	87	87
NRG Energy, Term Loan B
4.000%, 07/01/2018	196	195
NXP
4.500%, 03/07/2017	474	472
Proquest, Term Loan B
6.000%, 04/12/2018	499	497
Quintiles Transnational, Term Loan B
5.000%, 06/08/2018	652	653
Raycom TV Broadcasting, Tranche B
4.500%, 05/31/2017	592	588
RE/MAX International
5.500%, 04/16/2016	441	438
Realogy
4.499%, 10/10/2016	106	103
4.489%, 10/10/2016	988	954
Reynolds Group Holdings, Tranche B
6.500%, 02/09/2018	874	880
Roundy’s Supermarkets, Term Loan B
5.750%, 02/10/2019	998	951
San Juan Cable Holdings, Term Loan B
6.000%, 06/09/2017	743	740
Sealed Air
4.750%, 10/03/2018	420	422
Sealed Air, Term Loan B
4.750%, 10/03/2018	364	366
Sedgwick Claims Management
5.000%, 12/31/2016	594	594
Sensata Technologies
4.000%, 05/10/2018	990	991
Sequa
3.720%, 12/03/2014	469	465
3.690%, 12/03/2014	31	31
Sheridan Healthcare
6.000%, 06/29/2018	500	500
Sheridan Holdings
9.000%, 06/29/2019	250	250
Smart Technologies
2.996%, 08/28/2014	492	463
Solvest, Tranche C-2
6.000%, 07/08/2018	6	6
5.000%, 07/08/2018	242	240
Star West Generation, Term Loan B
6.000%, 05/17/2018	1,113	1,101
Sungard Data Systems
4.064%, 02/28/2016	92	92
3.871%, 02/28/2016	20	20
3.870%, 02/28/2016	159	159
Sungard Data Systems, Term Loan B
3.863%, 02/28/2016	46	46

2	SEI Institutional Investments Trust / Quarterly Report / August 31, 2012

Schedule of Investments (Unaudited)

Enhanced LIBOR Opportunities Fund

August 31, 2012

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Telesat Canada, Term Loan B
4.250%, 03/26/2019	$400	$399
Terex
5.500%, 04/28/2017	496	499
Texas Competitive
4.741%, 10/10/2017	864	586
The Pantry, Term Loan B
5.750%, 07/31/2019	750	752
The Yankee Candle
5.250%, 04/02/2019	748	751
Transdigm
4.000%, 02/14/2017	493	494
TransUnion
5.500%, 02/26/2018	593	596
Tronox, 1st Lien
4.250%, 02/08/2018	214	214
Tronox, Term Loan B
4.250%, 02/03/2018	786	784
TWCC Holding
4.250%, 02/11/2017	488	490
U.S. Telepacific
5.750%, 02/23/2017	989	945
United Surgical Partners International
5.250%, 04/30/2017	1,084	1,078
Universal Health Services, Term Loan B
3.750%, 11/15/2016	407	407
Univision Communications, Term Loan B
4.496%, 03/31/2017	1,074	1,038
Valeant Pharmaceuticals
International, Term Loan B
3.750%, 02/13/2019	150	150
Vanguard Health
5.000%, 01/15/2016	1,082	1,087
Verint Systems, Term Loan B
4.500%, 10/06/2017	309	307
Walter Energy, Term Loan B
4.000%, 04/02/2018	455	447
Warner Chilcott, Term Loan B1
4.250%, 03/14/2018	113	112
Warner Chilcott, Term Loan B2
4.250%, 03/14/2018	56	56
Warner Chilcott, Term Loan B3
4.250%, 03/15/2018	77	77
Waste Industries USA, Term Loan B
4.750%, 03/16/2017	687	685
WCA Waste
5.500%, 03/23/2018	498	499
WCA Waste Systems, Term Loan B
5.500%, 03/23/2018	1	1
Weight Watchers International, Term Loan F
3.750%, 03/12/2019	748	739
West, Term Loan B
0.000%, 06/02/2018(A)	848	850
Wide Open West Finance
6.250%, 07/12/2018	400	400

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Zayo Group, Term Loan B
7.125%, 07/02/2019	$265	$269

Total Loan Participations (Cost $75,704) ($ Thousands)		75,141

CORPORATE OBLIGATIONS — 5.5%

Consumer Discretionary — 0.3%
Sirius XM Radio
5.250%, 08/15/2022 (B)	500	500
Target
0.625%, 07/18/2014 (C)	200	201

		701

Consumer Staples — 0.7%
American Renal Holdings
8.375%, 05/15/2018	250	266
Anheuser-Busch InBev Worldwide
0.815%, 07/14/2014 (C)	100	101
0.800%, 07/15/2015	100	100
Ashtead Capital
6.500%, 07/15/2022 (B)	500	520
Bottling Group
4.625%, 11/15/2012	55	55
Ceridian
8.875%, 07/15/2019 (B)	300	322
Elizabeth Arden
7.375%, 03/15/2021	100	111
Kraft Foods Group
1.625%, 06/04/2015 (B)	125	127
PepsiCo
0.800%, 08/25/2014	120	121
Reynolds Group Issuer
6.875%, 02/15/2021	185	200
UR Financing Escrow
5.750%, 07/15/2018 (B)	100	106

		2,029

Energy — 0.7%
Canadian Natural Resources
5.700%, 05/15/2017	150	178
Energy Transfer Equity
7.500%, 10/15/2020	500	575
EP Energy
7.750%, 09/01/2022 (B)	215	216
MEG Energy
6.375%, 01/30/2023 (B)	1,000	1,042

		2,011

Financials — 1.6%
Allstate Life Global Funding Trusts MTN
5.375%, 04/30/2013	100	103
American Express Credit MTN
1.568%, 06/12/2015 (C)	206	210
American Honda Finance
1.850%, 09/19/2014 (B)	200	204
Bank of America MTN
1.867%, 01/30/2014 (C)	200	201
Bank of Montreal MTN
0.917%, 04/29/2014 (C)	125	125
BB&T
1.147%, 04/28/2014 (C)	125	126

3	SEI Institutional Investments Trust / Quarterly Report / August 31, 2012

Schedule of Investments (Unaudited)

Enhanced LIBOR Opportunities Fund

August 31, 2012

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Caterpillar Financial Services MTN
1.375%, 05/20/2014	$95	$97
Citigroup
0.745%, 06/09/2016 (C)	150	138
General Electric Capital MTN
2.625%, 12/28/2012	300	302
2.125%, 12/21/2012	400	402
1.308%, 05/09/2016 (C)	150	149
Goldman Sachs Group
1.439%, 02/07/2014 (C)	150	149
HSBC Bank
0.865%, 05/15/2013 (B) (C)	200	200
John Deere Capital
0.950%, 06/29/2015	150	151
JPMorgan Chase
2.125%, 12/26/2012	150	151
JPMorgan Chase Capital XXI
1.393%, 02/02/2037 (C)	250	172
Monumental Global Funding
0.655%, 01/15/2014 (B) (C)	230	227
Morgan Stanley MTN
0.760%, 01/09/2014 (C)	200	195
Principal Life Global Funding II
1.080%, 07/09/2014 (B) (C)	50	50
Reinsurance Group of America
5.625%, 03/15/2017	200	224
Royal Bank of Canada MTN
0.755%, 04/17/2014 (C)	250	251
Standard Chartered
1.388%, 05/12/2014 (B) (C)	200	199
Toronto-Dominion Bank
0.755%, 07/14/2014 (C)	105	105
Toyota Motor Credit
0.875%, 07/17/2015	100	101
Unitrin
6.000%, 05/15/2017	110	117
Wells Fargo
1.500%, 07/01/2015	125	127

		4,476

Health Care — 0.8%
Alere
9.000%, 05/15/2016	800	828
Biomet
6.500%, 08/01/2020 (B)	375	389
CHS
7.125%, 07/15/2020	375	393
Hologic
6.250%, 08/01/2020(B)	630	667
Sanofi
0.771%, 03/28/2014(C)	75	75

		2,352

Industrials — 0.8%
Ardagh Packaging Finance
7.375%, 10/15/2017(B)	92	98
Caterpillar
1.375%, 05/27/2014	100	102
Clean Harbors
5.250%, 08/01/2020(B)	900	924
Continental Airlines
0.817%, 06/02/2013(C)	142	139
Danaher
1.300%, 06/23/2014	135	137

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Packaging Dynamics
8.750%, 02/01/2016 (B)	$600	$637
Penske Truck Leasing
2.500%, 07/11/2014 (B)	15	15
United Technologies
1.200%, 06/01/2015	56	57

		2,109

Information Technology — 0.2%
Hewlett-Packard
0.867%, 05/30/2014 (C)	175	174
Texas Instruments
0.614%, 05/15/2013 (C)	150	150
Xerox
1.257%, 05/16/2014 (C)	160	159

		483

Materials — 0.0%
E.I. du Pont de Nemours
0.888%, 03/25/2014 (C)	70	70

Telecommunication Services — 0.3%
Hughes Satellite Systems
6.500%, 06/15/2019	250	268
Telesat Canada
6.000%, 05/15/2017 (B)	600	624

		892

Utilities — 0.1%
DTE Energy
1.167%, 06/03/2013 (C)	76	76
Georgia Power
1.300%, 09/15/2013	150	151

		227

Total Corporate Obligations (Cost $15,034) ($ Thousands)		15,350

MORTGAGE-BACKED SECURITIES — 2.7%

Agency Mortgage-Backed Obligations — 1.7%
FHLMC TBA
4.000%, 09/15/2041	1,000	1,070
FNMA
6.000%, 09/01/2039 to 04/01/2040	410	453
FNMA TBA
4.500%, 09/01/2018	900	972
4.000%, 09/15/2019	200	214
3.000%, 09/25/2026	1,500	1,582
NCUA Guaranteed Notes CMO
0.259%, 06/12/2013 (C)	260	260
NCUA Guaranteed Notes CMO, Ser 2011-R6, Cl 1A
0.624%, 05/07/2020 (C)	61	61
NCUA Guaranteed Notes, Ser 2010-R1, Cl 1A
0.694%, 10/07/2020 (C)	258	259

		4,871

Non-Agency Mortgage-Backed Obligations — 1.0%
American Tower Trust, Ser 2007- 1A, Cl D
5.957%, 04/15/2037 (B)	125	131
Banc of America Funding, Ser 2005-F, Cl 4A1
2.833%, 09/20/2035 (C)	323	233

4	SEI Institutional Investments Trust / Quarterly Report / August 31, 2012

Schedule of Investments (Unaudited)

Enhanced LIBOR Opportunities Fund

August 31, 2012

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Banc of America Funding, Ser 2006-D, Cl 3A1
3.108%, 05/20/2036 (C)	$257	$198
Banc of America Large Loan, Ser 2007-BMB1, Cl A1
0.749%, 08/15/2029 (B)(C)	8	7
Banc of America Mortgage Securities, Ser 2005-A, Cl 2A1
3.002%, 02/25/2035 (C)	139	127
Commercial Mortgage Pass- Through Certificates, Ser CR2, Cl A1
0.824%, 08/15/2045	85	85
Commercial Mortgage Pass- Through Certificates, Ser 2006- FL12, Cl A2
0.339%, 12/15/2020 (B)(C)	42	41
GMAC Mortgage Loan Trust, Ser 2006-AR1, Cl 1A1
3.093%, 04/19/2036 (C)	292	215
GS Mortgage Securities II, Ser 2004-GG2, Cl A5
5.279%, 08/10/2038 (C)	53	54
JPMorgan Chase Commercial Mortgage Securities, Ser 2011- C4, Cl A1
1.525%, 07/15/2046 (B)	76	77
JPMorgan Chase Commercial Mortgage Securities, Ser LDP4, Cl A3A2
4.903%, 10/15/2042	200	200
JPMorgan Mortgage Trust, Ser 2007-A4, Cl 1A1
3.003%, 06/25/2037 (C)	218	160
LB-UBS Commercial Mortgage Trust, Ser 2003-C5, Cl A4
4.685%, 07/15/2032 (C)	120	123
Master Adjustable Rate Mortgages Trust, Ser 2005-6, Cl 5A1
2.840%, 07/25/2035 (C)	272	223
Merrill Lynch Mortgage-Backed Securities Trust, Ser 2007-2, Cl 1A1
2.547%, 08/25/2036 (C)	260	195
Morgan Stanley Capital I, Ser 2004-IQ8, Cl A5
5.110%, 06/15/2040 (C)	89	94
Wachovia Bank Commercial Mortgage Trust, Ser 2003-C9, Cl A4
5.012%, 12/15/2035 (C)	150	156
Wachovia Bank Commercial Mortgage Trust, Ser 2004-C11, Cl A5
5.215%, 01/15/2041	85	90
Washington Mutual Mortgage Pass-Through Certificate, Ser 2005-AR14, Cl 1A4
2.447%, 12/25/2035 (C)	265	231

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Wells Fargo Commercial Mortgage Trust, Ser 2011-C3, Cl A1
1.988%, 03/15/2044 (B)	$83	$84

		2,724

Total Mortgage-Backed Securities (Cost $8,015) ($ Thousands)		7,595

ASSET-BACKED SECURITIES — 2.6%

Automotive — 1.5%
Ally Auto Receivables Trust, Ser 2009-B, Cl A4
3.050%, 12/15/2014 (B)	150	153
Ally Auto Receivables Trust, Ser 2011-4, Cl A2
0.650%, 03/17/2014	33	33
Ally Auto Receivables Trust, Ser 2012-1, Cl A2
0.710%, 09/15/2014	90	91
Ally Auto Receivables Trust, Ser 2012-4, Cl A3
0.590%, 01/17/2017	101	101
AmeriCredit Automobile Receivables Trust, Ser 2010-4, Cl B
1.990%, 10/08/2015	180	182
AmeriCredit Automobile Receivables Trust, Ser 2010-A, Cl A3
3.510%, 07/06/2017	65	67
AmeriCredit Automobile Receivables Trust, Ser 2011-1, Cl A2
0.840%, 06/09/2014	19	19
AmeriCredit Automobile Receivables Trust, Ser 2011-2, Cl A2
0.900%, 09/08/2014	12	12
AmeriCredit Automobile Receivables Trust, Ser 2011-3, Cl A3
1.170%, 01/08/2016	100	101
AmeriCredit Automobile Receivables Trust, Ser 2011-4, Cl A2
0.920%, 03/09/2015	48	48
Avis Budget Rental Car Funding, Ser 2009-2A, Cl A
5.680%, 02/20/2014 (B)	110	111
Avis Budget Rental Car Funding, Ser 2010-2A, Cl A
3.630%, 08/20/2014 (B)	100	102
Bank of America Auto Trust, Ser 2009-1A, Cl A4
3.520%, 06/15/2016 (B)	88	88
Bank of America Auto Trust, Ser 2010-1A, Cl A3
1.390%, 03/15/2014 (B)	12	13
Bank of America Auto Trust, Ser 2010-2, Cl A3
1.310%, 07/15/2014	81	81
Bank of America Auto Trust, Ser 2012-1, Cl A3
0.780%, 06/15/2016	50	50

5	SEI Institutional Investments Trust / Quarterly Report / August 31, 2012

Schedule of Investments (Unaudited)

Enhanced LIBOR Opportunities Fund

August 31, 2012

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

BMW Vehicle Lease Trust, Ser 2011-1, Cl A3
1.060%, 02/20/2014	$60	$60
BMW Vehicle Owner Trust, Ser 2011-A, Cl A3
0.760%, 08/25/2015	150	151
CarMax Auto Owner Trust, Ser 2009-2, Cl A4
2.820%, 12/15/2014	210	214
CarMax Auto Owner Trust, Ser 2010-1, Cl A4
2.400%, 04/15/2015	100	102
CarMax Auto Owner Trust, Ser 2012-1, Cl A3
0.890%, 09/15/2016	45	45
Ford Credit Auto Lease Trust, Ser 2010-B, Cl A4
1.040%, 12/15/2013 (B)	175	175
Ford Credit Auto Lease Trust, Ser 2011-A, Cl A2
0.740%, 09/15/2013	59	59
Ford Credit Auto Lease Trust, Ser 2011-B, Cl A2
0.820%, 01/15/2014	174	175
Ford Credit Auto Owner Trust, Ser 2009-D, Cl A4
2.980%, 08/15/2014	105	106
Ford Credit Auto Owner Trust, Ser 2011-B, Cl A3
0.840%, 06/15/2015	105	105
Harley-Davidson Motorcycle Trust, Ser 2009-4, Cl A4
2.400%, 07/15/2014	43	43
Harley-Davidson Motorcycle Trust, Ser 2011-1, Cl A3
0.960%, 05/16/2016	165	166
Hertz Vehicle Financing, Ser 2011-1A, Cl A1
2.200%, 03/25/2016 (B)	150	154
Honda Auto Receivables Owner Trust, Ser 2011-2, Cl A3
0.940%, 03/18/2015	90	90
Huntington Auto Trust, Ser 2009- 1A, Cl A4
5.730%, 01/15/2014 (B)	7	7
Huntington Auto Trust, Ser 2011- 1A, Cl A3
1.010%, 01/15/2016 (B)	100	101
Hyundai Auto Lease Securitization Trust, Ser 2011- A, Cl A2
0.690%, 11/15/2013 (B)	45	45
Hyundai Auto Lease Securitization Trust, Ser 2012- A, Cl A3
0.920%, 08/17/2015 (B)	125	126
Hyundai Auto Receivables Trust, Ser 2011-B, Cl A2
0.590%, 03/17/2014	34	35
Hyundai Auto Receivables Trust, Ser 2012-B, Cl A3
0.620%, 09/15/2016	50	50

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Mercedes-Benz Auto Receivables Trust, Ser 2011-1, Cl A3
0.850%, 03/16/2015	$105	$105
MMCA Automobile Trust, Ser 2012-A, Cl A2
0.810%, 08/15/2014 (B)	125	125
Nissan Auto Lease Trust, Ser 2011-A, Cl A3
1.040%, 08/15/2014	200	201
Nissan Auto Receivables Owner Trust, Ser 2011-A, Cl A2
0.650%, 12/16/2013	60	60
Nissan Auto Receivables Owner Trust, Ser 2012-B, Cl A3
0.460%, 10/17/2016	125	125
Santander Drive Auto Receivables Trust, Ser 2011-1, Cl A2
0.940%, 02/18/2014	32	32
Santander Drive Auto Receivables Trust, Ser 2012-1, Cl A2
1.250%, 04/15/2015	77	77
Toyota Auto Receivables Owner Trust, Ser 2012-A, Cl A3
0.750%, 02/16/2016	100	100
Volkswagen Auto Lease Trust, Ser 2012-A, Cl A3
0.870%, 07/20/2015	65	65
Volkswagen Auto Loan Enhanced Trust, Ser 2012-1, Cl A2
0.610%, 10/20/2014	31	31
World Omni Auto Receivables Trust, Ser 2011-A, Cl A2
0.640%, 11/15/2013	3	3
World Omni Auto Receivables Trust, Ser 2012-A, Cl A3
0.640%, 02/15/2017	41	41
World Omni Automobile Lease Securitization Trust, Ser 2011- A, Cl A2
0.810%, 10/15/2013	48	49
World Omni Automobile Lease Securitization Trust, Ser 2012- A, Cl A3
0.930%, 11/16/2015	20	20

		4,295

Credit Cards — 0.3%
American Express Credit Account Master Trust, Ser 2007-2, Cl B
0.419%, 09/15/2016 (C)	145	145
Citibank Credit Card Issuance Trust, Ser 2007-B5, Cl B5
0.859%, 11/07/2014 (C)	250	250
Citibank Omni Master Trust, Ser 2009-A13, Cl A13
5.350%, 08/15/2018 (B)	250	272
GE Capital Credit Card Master Note Trust, Ser 2012-5, Cl A
0.950%, 06/15/2018	120	121

		788

Mortgage Related Securities — 0.2%
Morgan Stanley Home Equity Loan Trust, Ser 2005-4, Cl M1
0.656%, 09/25/2035 (C)	370	194

6	SEI Institutional Investments Trust / Quarterly Report / August 31, 2012

Schedule of Investments (Unaudited)

Enhanced LIBOR Opportunities Fund

August 31, 2012

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Option One Mortgage Loan Trust, Ser 2005-5, Cl M1
0.636%, 12/25/2035 (C)	$470	$285

		479

Other Asset-Backed Securities — 0.6%
Ally Master Owner Trust, Ser 2010-3, Cl A
2.880%, 04/15/2015 (B)	250	253
Ally Master Owner Trust, Ser 2012-3, Cl A2
1.210%, 06/15/2017	110	110
CNH Equipment Trust, Ser 2012- B, Cl A3
0.860%, 09/15/2017	55	55
Ford Credit Floorplan Master Owner Trust, Ser 2009-2, Cl A
1.789%, 09/15/2014 (C)	175	175
Ford Credit Floorplan Master Owner Trust, Ser 2010-1, Cl B
2.489%, 12/15/2014 (B) (C)	135	136
Ford Credit Floorplan Master Owner Trust, Ser 2010-1, Cl M15
1.889%, 12/15/2014 (B) (C)	200	201
Ford Credit Floorplan Master Owner Trust, Ser 2012-1, Cl A
0.709%, 01/15/2016 (C)	150	151
GE Dealer Floorplan Master Note Trust, Ser 2009-2A, Cl A
1.789%, 10/20/2014 (B) (C)	225	225
GE Dealer Floorplan Master Note Trust, Ser 2012-3, Cl A
0.727%, 06/20/2017 (C)	115	115
GE Equipment Midticket, Ser 2010-1, Cl A3
0.940%, 07/14/2014 (B)	50	51
John Deere Owner Trust, Ser 2011-A, Cl A2
0.640%, 06/16/2014	20	20
John Deere Owner Trust, Ser 2012-B, Cl A3
0.530%, 07/15/2016	160	160
SLM Student Loan Trust, Ser 2011-B, Cl A1
1.090%, 12/16/2024 (B) (C)	97	97

		1,749

Total Asset-Backed Securities (Cost $7,675) ($ Thousands)		7,311

U.S. GOVERNMENT AGENCY OBLIGATIONS — 1.7%
FHLB
0.180%, 01/09/2013	1,100	1,100
FHLMC
1.625%, 04/15/2013	500	504
1.375%, 01/09/2013	500	502
FNMA
1.750%, 05/07/2013	1,500	1,515

Description	Face Amount ($ Thousands)/ Shares	Market Value ($ Thousands)

1.000%, 12/27/2012 to 09/23/2013	$1,150	$1,156

Total U.S. Government Agency Obligations (Cost $4,776) ($ Thousands)		4,777

MUNICIPAL BOND — 0.1%
New Jersey State, Turnpike Authority, Ser B, RB, AMBAC
4.252%, 01/01/2016	200	210

Total Municipal Bond (Cost $208) ($ Thousands)		210

AFFILIATED PARTNERSHIP — 47.4%
SEI LIBOR Plus Portfolio †	17,989,255	131,861

Total Affiliated Partnership (Cost $145,984) ($ Thousands)		131,861

CASH EQUIVALENT — 9.6%
SEI Daily Income Trust, Prime Obligation Fund, Cl A
0.060% †*	26,730,405	26,730

Total Cash Equivalent (Cost $26,730) ($ Thousands)		26,730

Total Investments — 96.6% (Cost $284,126) ($ Thousands) ††		$268,975

A list of the open futures contracts held by the Fund at August 31, 2012, is as follows:

Type of Contract	Number of Contracts Short	Expiration Date	Unrealized Depreciation ($ Thousands)
U.S. 2-Year Treasury Note	(3)	Jan-2013	$–
U.S. 5-Year Treasury Note	(7)	Jan-2013	(4)
U.S. 10-Year Treasury Note	(3)	Dec-2012	(3)
U.S. Long Treasury Bond	(1)	Dec-2012	(1)

			$(8)

For the period ended August 31, 2012, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

7	SEI Institutional Investments Trust / Quarterly Report / August 31, 2012

Schedule of Investments (Unaudited)

Enhanced LIBOR Opportunities Fund

August 31, 2012

Percentages are based on a Net Assets of $278,312 ($ Thousands).

*	The rate reported is the 7-day effective yield as of August 31, 2012.

†	Investment in Affiliated Security.

(A)	Unsettled bank loan. Interest rate not available.

(B)	Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors.” These securities have been determined to be liquid under guidelines established by the Board of Trustees.

(C)	Variable Rate Security—The rate reported on the Schedule of Investments is the rate in effect as of August 31, 2012. The date reported on the Schedule of Investments is the final maturity date.

††	At August 31, 2012, the tax basis cost of the Fund’s investments was $284,126 ($ Thousands), and the unrealized appreciation and depreciation were $1,106 ($ Thousands) and $(16,257) ($ Thousands), respectively.

AMBAC — American Municipal Bond Assurance Corporation

Cl — Class

CMO — Collateralized Mortgage Obligation

FHLB — Federal Home Loan Bank

FHLMC — Federal Home Loan Mortgage Corporation

FNMA — Federal National Mortgage Association

LIBOR — London Interbank Offered Rate

MTN — Medium Term Note

NCUA — National Credit Union Association

RB— Revenue Bond

Ser — Series

TBA — To Be Announced

The following is a list of the inputs used as of August 31, 2012, in valuing the Fund’s investments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Loan Participations	$—	$75,141	$—	$75,141
Corporate Obligations	—	15,350	—	15,350
Mortgage-Backed Securities	—	7,595	—	7,595
Asset-Backed Securities	—	7,311	—	7,311
U.S. Government Agency Obligations	—	4,777	—	4,777
Municipal Bond	—	210	—	210
Affiliated Partnership	131,861	—	—	131,861
Cash Equivalent	26,730	—	—	26,730

Total Investments in Securities	$158,591	$110,384	$—	$268,975

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts *	$(8)	$—	$—	$(8)

*	Futures contracts are valued at the unrealized depreciation on the instrument.

For the period ended August 31, 2012, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended August 31, 2012, there were no transfers between Level 2 and Level 3 assets and liabilities.

Amounts designated as “—” are $0 or have been rounded to $0.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

8	SEI Institutional Investments Trust / Quarterly Report / August 31, 2012

Schedule of Investments (Unaudited)

Core Fixed Income Fund

August 31, 2012

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES — 39.1%

Agency Mortgage-Backed Obligations — 31.9%
FHLMC
11.000%, 02/17/2021	$977	$1,032
10.000%, 03/17/2026 to 10/01/2030	2,369	2,716
7.500%, 08/01/2030 to 09/20/2038	2,199	2,671
7.000%, 11/01/2015 to 03/01/2031	164	193
6.500%, 06/01/2017 to 09/01/2039	9,469	10,711
6.000%, 05/01/2017 to 08/01/2038	24,564	27,274
5.500%, 12/01/2013 to 12/01/2038	53,322	58,954
5.000%, 04/01/2020 to 04/01/2042	58,714	64,788
4.500%, 07/01/2026 to 08/01/2042	101,067	112,582
4.000%, 10/01/2025 to 06/01/2042	148,874	163,341
3.500%, 12/01/2025 to 10/25/2042	28,231	30,120
3.000%, 07/01/2032	853	903
2.500%, 10/15/2027	14,140	14,639
FHLMC ARM (A)
6.470%, 12/01/2036	283	307
6.464%, 11/01/2037	265	290
6.437%, 02/01/2037	241	262
6.211%, 05/01/2037	463	497
6.188%, 09/01/2036	221	239
6.039%, 11/01/2036	485	520
6.012%, 04/01/2037	123	133
6.007%, 02/01/2037	178	190
5.992%, 04/01/2037	682	732
5.960%, 05/01/2037	2,762	2,923
5.923%, 05/01/2037	81	87
5.901%, 03/01/2037	88	96
5.826%, 08/01/2037	716	773
5.775%, 10/01/2037	770	808
5.769%, 04/01/2038	218	234
5.719%, 11/01/2037	6	7
5.644%, 11/01/2039	8,204	8,910
5.629%, 06/01/2037	509	552
5.586%, 10/01/2038	455	493
5.542%, 05/01/2036	682	736
5.126%, 01/01/2036	2,092	2,244
5.055%, 07/01/2036	660	712
4.989%, 01/01/2035	247	267
3.492%, 08/01/2037	1,467	1,578
3.429%, 05/01/2036	584	627
3.292%, 05/01/2037	1,422	1,527
3.291%, 11/01/2036	505	538
3.249%, 03/01/2037	308	330
3.220%, 03/01/2037	541	580
3.210%, 04/01/2037	127	138
3.142%, 05/01/2038	540	580
3.112%, 05/01/2037	606	650
3.060%, 12/01/2036	310	329
2.975%, 05/01/2037	372	402

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

2.947%, 12/01/2036	$650	$694
2.903%, 09/01/2036	925	995
2.886%, 11/01/2036	164	176
2.870%, 05/01/2037	178	190
2.860%, 02/01/2037	903	967
2.764%, 09/01/2036	354	379
2.754%, 10/01/2036	1,545	1,660
2.653%, 12/01/2036	634	679
2.627%, 01/01/2037	1,341	1,432
2.544%, 09/01/2036	4,168	4,462
2.499%, 11/01/2036	464	497
2.493%, 08/01/2036	1,154	1,233
2.480%, 10/01/2036	703	743
2.470%, 10/01/2036	961	1,022
2.467%, 07/01/2036	602	646
2.432%, 12/01/2036	834	894
2.375%, 08/01/2036	428	458
2.370%, 05/01/2036	386	409
2.345%, 10/01/2036	187	199
2.323%, 05/01/2037	219	233
2.300%, 04/01/2037	228	243
FHLMC CMO, Ser 1988-1, Cl Z
9.300%, 04/15/2019	14	16
FHLMC CMO, Ser 1991-1142, Cl IA
7.000%, 10/15/2021	239	271
FHLMC CMO, Ser 1993-1611, Cl Z
6.500%, 11/15/2023	7,880	8,832
FHLMC CMO, Ser 1998-2043, Cl CJ
6.500%, 04/15/2028	895	1,026
FHLMC CMO, Ser 1998-2075, Cl D
6.500%, 08/15/2028	1,013	1,049
FHLMC CMO, Ser 1999-2138, Cl KS, IO
7.451%, 02/15/2029 (A)	792	57
FHLMC CMO, Ser 1999-2174, Cl PN
6.000%, 07/15/2029	71	79
FHLMC CMO, Ser 2001-2293, Cl ZA
6.000%, 03/15/2031	1,043	1,169
FHLMC CMO, Ser 2001-2312, Cl Z
6.500%, 05/15/2031	712	819
FHLMC CMO, Ser 2001-2357, Cl ZJ
6.500%, 09/15/2031	147	163
FHLMC CMO, Ser 2002-2399, Cl XG
6.500%, 01/15/2032	243	281
FHLMC CMO, Ser 2002-2434, Cl ZA
6.500%, 04/15/2032	1,997	2,293
FHLMC CMO, Ser 2002-2456, Cl CJ
6.500%, 06/15/2032	486	543
FHLMC CMO, Ser 2002-2458, Cl ZM
6.500%, 06/15/2032	1,011	1,161

1	SEI Institutional Investments Trust / Quarterly Reporting / August 31, 2012

Schedule of Investments (Unaudited)

Core Fixed Income Fund

August 31, 2012

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

FHLMC CMO, Ser 2002-41, Cl 2A
6.976%, 07/25/2032 (A)	$747	$858
FHLMC CMO, Ser 2002-42, Cl A5
7.500%, 02/25/2042	977	1,172
FHLMC CMO, Ser 2002-48, Cl 1A
6.263%, 07/25/2033 (A)	53	61
FHLMC CMO, Ser 2003-2551, Cl NS
14.027%, 01/15/2033 (A)	488	614
FHLMC CMO, Ser 2003-2587, Cl CO, PO
0.000%, 03/15/2032	104	104
FHLMC CMO, Ser 2003-2591, Cl QO
4.500%, 03/15/2018	735	778
FHLMC CMO, Ser 2003-2631, Cl SA
14.411%, 06/15/2033 (A)	386	488
FHLMC CMO, Ser 2003-2671, Cl S
14.302%, 09/15/2033 (A)	380	480
FHLMC CMO, Ser 2003-2684, Cl ZN
4.000%, 10/15/2033	752	818
FHLMC CMO, Ser 2003-2690, Cl SJ
8.791%, 10/15/2033 (A)	188	192
FHLMC CMO, Ser 2003-2695, Cl OB, PO
0.000%, 10/15/2033	41	40
FHLMC CMO, Ser 2003-2695, Cl SX
15.962%, 10/15/2033 (A)	49	51
FHLMC CMO, Ser 2003-2725, Cl OP, PO
0.000%, 10/15/2033	69	69
FHLMC CMO, Ser 2003-2725, Cl SC
8.706%, 11/15/2033 (A)	219	243
FHLMC CMO, Ser 2003-54, Cl 2A
6.500%, 02/25/2043	527	625
FHLMC CMO, Ser 2003-54, Cl 3A
7.000%, 02/25/2043	660	791
FHLMC CMO, Ser 2003-57, Cl 1A1
6.500%, 07/25/2043	595	683
FHLMC CMO, Ser 2003-57, Cl 1A2
7.000%, 07/25/2043	712	823
FHLMC CMO, Ser 2003-57, Cl 1A3
7.500%, 07/25/2043	589	684
FHLMC CMO, Ser 2003-58, Cl 4A
7.500%, 09/25/2043	807	961

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

FHLMC CMO, Ser 2004-2733, Cl ME
5.000%, 01/15/2034	$909	$1,025
FHLMC CMO, Ser 2004-2764, Cl UG
5.000%, 03/15/2034	1,500	1,756
FHLMC CMO, Ser 2004-2777, Cl KO, PO
0.000%, 02/15/2033	549	539
FHLMC CMO, Ser 2004-2778, Cl JD
5.000%, 12/15/2032	1,188	1,236
FHLMC CMO, Ser 2004-2812, Cl NO, PO
0.000%, 10/15/2033	64	63
FHLMC CMO, Ser 2004-2835, Cl BO, PO
0.000%, 12/15/2028	193	189
FHLMC CMO, Ser 2004-2864, Cl NB
5.500%, 07/15/2033	2,000	2,249
FHLMC CMO, Ser 2004-59, Cl 1A3
7.500%, 10/25/2043	802	924
FHLMC CMO, Ser 2004-60, Cl 1A2
7.000%, 03/25/2044	619	724
FHLMC CMO, Ser 2004-60, Cl 1A3
7.500%, 03/25/2044	820	941
FHLMC CMO, Ser 2005-2945, Cl SA
11.863%, 03/15/2020 (A)	1,529	1,811
FHLMC CMO, Ser 2005-2950, Cl JO, PO
0.000%, 03/15/2020	256	247
FHLMC CMO, Ser 2005-2981, Cl FA
0.649%, 05/15/2035 (A)	538	539
FHLMC CMO, Ser 2005-2990, Cl LK
0.619%, 10/15/2034 (A)	657	660
FHLMC CMO, Ser 2005-2991, Cl EG
5.500%, 11/15/2034	817	841
FHLMC CMO, Ser 2005-3001, Cl HP
21.042%, 05/15/2035 (A)	122	176
FHLMC CMO, Ser 2005-3006, Cl QS
19.501%, 07/15/2035 (A)	611	867
FHLMC CMO, Ser 2005-3012, Cl GK
23.672%, 06/15/2035 (A)	130	199
FHLMC CMO, Ser 2005-3049, Cl XF
0.599%, 05/15/2033 (A)	700	701
FHLMC CMO, Ser 2005-3077, Cl TO, PO
0.000%, 04/15/2035	429	414

2	SEI Institutional Investments Trust / Quarterly Reporting / August 31, 2012

Schedule of Investments (Unaudited)

Core Fixed Income Fund

August 31, 2012

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

FHLMC CMO, Ser 2006-3100, Cl PO, PO
0.000%, 01/15/2036	$736	$708
FHLMC CMO, Ser 2006-3101, Cl UZ
6.000%, 01/15/2036	2,224	2,536
FHLMC CMO, Ser 2006-3102, Cl FB
0.549%, 01/15/2036 (A)	419	420
FHLMC CMO, Ser 2006-3137, Cl XP
6.000%, 04/15/2036	774	875
FHLMC CMO, Ser 2006-3151, Cl PO, PO
0.000%, 05/15/2036	401	378
FHLMC CMO, Ser 2006-3153, Cl EO, PO
0.000%, 05/15/2036	652	629
FHLMC CMO, Ser 2006-3164, Cl MG
6.000%, 06/15/2036	1,117	1,258
FHLMC CMO, Ser 2006-3189, Cl PC
6.000%, 08/15/2035	2,000	2,131
FHLMC CMO, Ser 2006-3195, Cl PD
6.500%, 07/15/2036	1,891	2,126
FHLMC CMO, Ser 2006-3200, Cl AY
5.500%, 08/15/2036	1,000	1,113
FHLMC CMO, Ser 2006-3202, Cl HI, IO
6.401%, 08/15/2036 (A)	920	146
FHLMC CMO, Ser 2006-3217, Cl CX, IO
6.351%, 09/15/2036 (A)	596	88
FHLMC CMO, Ser 2006-3256, IO
6.451%, 12/15/2036 (A)	2,465	452
FHLMC CMO, Ser 2007-3262, Cl SG, IO
6.161%, 01/15/2037 (A)	929	125
FHLMC CMO, Ser 2007-3312, Cl BP
5.500%, 01/15/2031	173	176
FHLMC CMO, Ser 2007-3316, PO
0.000%, 05/15/2037	150	143
FHLMC CMO, Ser 2007-3316, Cl GD
5.500%, 06/15/2035	2,000	2,091
FHLMC CMO, Ser 2007-3342, Cl VG
6.000%, 11/15/2023	1,000	1,075
FHLMC CMO, Ser 2007-3345, Cl FP
0.440%, 11/15/2036 (A)	151	151
FHLMC CMO, Ser 2007-3345, Cl PF
0.420%, 05/15/2036 (A)	162	162
FHLMC CMO, Ser 2007-3346, Cl FA
0.479%, 02/15/2019 (A)	7,225	7,236

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

FHLMC CMO, Ser 2007-3373, Cl TO, PO
0.000%, 04/15/2037	$204	$197
FHLMC CMO, Ser 2007-3383, Cl SA, IO
6.211%, 11/15/2037 (A)	814	111
FHLMC CMO, Ser 2007-3385, Cl SN, IO
5.761%, 11/15/2037 (A)	914	111
FHLMC CMO, Ser 2007-3387, Cl SA, IO
6.171%, 11/15/2037 (A)	636	90
FHLMC CMO, Ser 2007-76, Cl 2A
4.474%, 10/25/2037 (A)	1,213	1,239
FHLMC CMO, Ser 2008-3407, Cl B
5.500%, 01/15/2038	1,947	2,142
FHLMC CMO, Ser 2008-3422, Cl SE
16.851%, 02/15/2038 (A)	151	215
FHLMC CMO, Ser 2008-3451, IO
5.791%, 05/15/2038 (A)	5,290	560
FHLMC CMO, Ser 2008-3451, Cl SA, IO
5.811%, 05/15/2038 (A)	1,006	128
FHLMC CMO, Ser 2008-3455, Cl SE, IO
5.951%, 06/15/2038 (A)	2,476	333
FHLMC CMO, Ser 2008-3461, Cl LZ
6.000%, 06/15/2038	556	621
FHLMC CMO, Ser 2009-3510, Cl OD, PO
0.000%, 02/15/2037	645	624
FHLMC CMO, Ser 2009-3515, Cl PIM15, IO
5.500%, 07/15/2037	772	65
FHLMC CMO, Ser 2009-3523, Cl SD
18.978%, 06/15/2036 (A)	452	617
FHLMC CMO, Ser 2009-3529, Cl AG
6.500%, 04/15/2039	6,018	6,784
FHLMC CMO, Ser 2009-3546, Cl A
6.123%, 02/15/2039 (A)	312	333
FHLMC CMO, Ser 2009-3604, Cl PO, PO
0.000%, 05/15/2036	603	581
FHLMC CMO, Ser 2009-3607, Cl AO, PO
0.000%, 04/15/2036	700	675
FHLMC CMO, Ser 2009-3607, Cl BOPO, PO
0.000%, 04/15/2036	500	482
FHLMC CMO, Ser 2009-3607, Cl TO, PO
0.000%, 10/15/2039	621	589
FHLMC CMO, Ser 2009-3608, Cl SC, IO
6.001%, 12/15/2039 (A)	2,411	356

3	SEI Institutional Investments Trust / Quarterly Reporting / August 31, 2012

Schedule of Investments (Unaudited)

Core Fixed Income Fund

August 31, 2012

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

FHLMC CMO, Ser 2009-3611, Cl PO, PO
0.000%, 07/15/2034	$421	$394
FHLMC CMO, Ser 2009-3613, Cl HJ
5.500%, 12/15/2039	14,239	16,184
FHLMC CMO, Ser 2010-3621, IO
5.991%, 01/15/2040 (A)	665	91
FHLMC CMO, Ser 2010-3621, Cl BO, PO
0.000%, 01/15/2040	512	495
FHLMC CMO, Ser 2010-3622, Cl WA
5.500%, 09/15/2039	3,698	4,022
FHLMC CMO, Ser 2010-3626, Cl MA
5.000%, 02/15/2030	8,363	8,645
FHLMC CMO, Ser 2010-3631, Cl PA
4.000%, 02/15/2040	3,426	3,623
FHLMC CMO, Ser 2010-3632, Cl BS
16.702%, 02/15/2040 (A)	400	680
FHLMC CMO, Ser 2010-3659, Cl VE
5.000%, 03/15/2026	3,591	3,988
FHLMC CMO, Ser 2010-3664, Cl DA
4.000%, 11/15/2037	1,244	1,300
FHLMC CMO, Ser 2010-3680, Cl MA
4.500%, 07/15/2039	1,693	1,857
FHLMC CMO, Ser 2010-3688, Cl NI, IO
5.000%, 04/15/2032	2,071	274
FHLMC CMO, Ser 2010-3704, Cl CT
7.000%, 12/15/2036	2,263	2,661
FHLMC CMO, Ser 2010-3704, Cl DT
7.500%, 11/15/2036	732	863
FHLMC CMO, Ser 2010-3714, Cl IP, IO
5.000%, 08/15/2040	1,706	280
FHLMC CMO, Ser 2010-3715, Cl PC
4.500%, 08/15/2040	770	874
FHLMC CMO, Ser 2010-3739, Cl LI, IO
4.000%, 03/15/2034	2,061	175
FHLMC CMO, Ser 2010-3740, Cl SC, IO
5.751%, 10/15/2040 (A)	1,744	367
FHLMC CMO, Ser 2010-3756, Cl IP, IO
4.000%, 08/15/2035	2,520	132
FHLMC CMO, Ser 2010-3759, Cl HI, IO
4.000%, 08/15/2037	2,177	219
FHLMC CMO, Ser 2010-3760, Cl GI, IO
4.000%, 10/15/2037	1,732	178

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

FHLMC CMO, Ser 2011-3800, Cl AI, IO
4.000%, 11/15/2029	$2,400	$201
FHLMC CMO, Ser 2011-3802, Cl LS, IO
4.154%, 01/15/2040 (A)	2,986	123
FHLMC CMO, Ser 2011-3819, Cl ZQ
6.000%, 04/15/2036	1,088	1,275
FHLMC CMO, Ser 2011-3852, Cl QN
5.500%, 05/15/2041 (A)	659	721
FHLMC CMO, Ser 2011-3855, Cl HJ
3.000%, 02/15/2026	2,061	2,135
FHLMC CMO, Ser 2011-3866, IO
5.711%, 05/15/2041 (A)	4,955	581
FHLMC CMO, Ser 2011-3895, Cl WA
5.693%, 10/15/2038 (A)	720	800
FHLMC CMO, Ser 2012-4012, Cl FN
0.739%, 03/15/2042 (A)	1,955	1,964
FHLMC CMO, Ser 2012-4030, IO
6.371%, 04/15/2042 (A)	393	55
FHLMC CMO, Ser 2012-4048, Cl FB
0.640%, 10/15/2041 (A)	1,959	1,961
FHLMC CMO, Ser 2012-4048, Cl FJ
0.646%, 07/15/2037 (A)	1,939	1,944
FHLMC CMO, Ser 2012-4057, IO
5.811%, 04/15/2039 (A)	6,762	1,556
FHLMC CMO, Ser 2012-4063, IO
5.711%, 06/15/2042 (A)	598	135
FHLMC CMO, Ser 2012-4068, IO
5.761%, 06/15/2042 to 06/15/2042 (A)	6,370	1,612
FHLMC-GNMA CMO, Ser 1993- 21, Cl L
6.250%, 10/25/2023	614	641
FHLMC Multifamily Structured Pass-Through Certificates CMO, Ser 2009-K003, Cl AAB
4.768%, 05/25/2018	2,824	3,193
FHLMC Multifamily Structured Pass-Through Certificates CMO, Ser 2010-K005, Cl A2
4.317%, 11/25/2019	2,596	2,996
FHLMC Multifamily Structured Pass-Through Certificates CMO, Ser 2011-K010, Cl A1
3.320%, 07/25/2020	82	89
FHLMC Multifamily Structured Pass-Through Certificates CMO, Ser K006, Cl AX1, IO
1.220%, 01/25/2020 (A)	18,735	1,124
FHLMC Multifamily Structured Pass-Through Certificates CMO, Ser K007, Cl X1, IO
1.403%, 04/25/2020 (A)	13,107	894

4	SEI Institutional Investments Trust / Quarterly Reporting / August 31, 2012

Schedule of Investments (Unaudited)

Core Fixed Income Fund

August 31, 2012

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

FHLMC Multifamily Structured Pass-Through Certificates CMO, Ser K008, Cl X1, IO
1.835%, 06/25/2020 (A)	$11,102	$1,057
FHLMC Multifamily Structured Pass-Through Certificates CMO, Ser K009, Cl X1, IO
1.676%, 08/25/2020 (A)	6,291	527
FHLMC Multifamily Structured Pass-Through Certificates CMO, Ser K014, IO
1.456%, 04/25/2021 (A)	6,059	514
FHLMC Multifamily Structured Pass-Through Certificates CMO, Ser K015, IO
1.844%, 07/25/2021 (A)	6,934	789
FHLMC Multifamily Structured Pass-Through Certificates CMO, Ser K016, IO
1.740%, 10/25/2021 (A)	2,291	250
FHLMC Multifamily Structured Pass-Through Certificates CMO, Ser K017, IO
1.607%, 12/25/2021 (A)	3,607	362
FHLMC Multifamily Structured Pass-Through Certificates CMO, Ser K702, IO
1.726%, 02/25/2018 (A)	28,128	2,006
FHLMC Multifamily Structured Pass-Through Certificates CMO, Ser K703, IO
2.094%, 05/25/2018 (A)	8,677	870
FHLMC Multifamily Structured Pass-Through Certificates CMO, Ser K704, IO
2.164%, 08/25/2018 (A)	3,284	328
FHLMC Reference REMIC CMO, Ser 2006-R007, Cl ZA
6.000%, 05/15/2036	3,198	3,741
FHLMC STRIPS CMO, Ser 1998-197, Cl PO, PO
0.000%, 04/01/2028	507	442
FHLMC STRIPS CMO, Ser 2006- 239, Cl S30, IO
7.460%, 08/15/2036 (A)	2,253	305
FHLMC STRIPS CMO, Ser 2010-3747, Cl HI, IO
4.500%, 07/15/2037	3,746	425
FHLMC STRIPS CMO, Ser 2012-262, IO
6.261%, 07/15/2042 (A)	2,200	681
FHLMC STRIPS CMO, Ser 2012-262, Cl 35
3.500%, 07/15/2042	3,495	3,727
FHLMC TBA
4.500%, 09/15/2042	1,471	1,583
4.000%, 09/15/2041	2,300	2,460
3.500%, 09/15/2041	5,100	5,396
2.500%, 09/15/2027 to 10/15/2027	42,400	43,944

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

FNMA
8.000%, 04/01/2015 to 11/01/2037	$858	$1,000
7.500%, 06/01/2030 to 04/01/2039	2,743	3,283
7.000%, 12/01/2015 to 02/01/2039	8,346	9,642
6.500%, 05/01/2017 to 07/01/2039	18,134	20,949
6.000%, 03/01/2019 to 11/01/2048	120,060	134,013
5.500%, 04/01/2014 to 07/01/2039	49,124	54,043
5.000%, 02/01/2020 to 09/01/2041	165,614	184,075
4.761%, 02/01/2020	744	871
4.671%, 07/01/2020	754	882
4.640%, 01/01/2021	984	1,153
4.540%, 01/01/2020	1,451	1,684
4.530%, 12/01/2019	3,944	4,576
4.500%, 07/01/2020 to 07/01/2042	42,296	46,286
4.399%, 02/01/2020	6,000	6,927
4.390%, 05/01/2021	1,000	1,161
4.380%, 04/01/2021	2,000	2,318
4.369%, 02/01/2020	1,947	2,250
4.368%, 04/01/2020	2,189	2,534
4.340%, 06/01/2021	1,000	1,162
4.337%, 11/01/2021	6,136	7,120
4.304%, 07/01/2021	5,821	6,770
4.300%, 04/01/2021	1,200	1,388
4.260%, 07/01/2021	1,000	1,156
4.250%, 04/01/2021	3,000	3,471
4.240%, 11/01/2019 to 06/01/2021	2,927	3,372
4.120%, 04/01/2020	1,167	1,331
4.066%, 07/01/2020	2,497	2,787
4.060%, 07/01/2021	1,000	1,145
4.050%, 01/01/2021	1,430	1,637
4.000%, 04/01/2019 to 09/01/2042	170,572	186,468
3.975%, 11/01/2020	801	912
3.930%, 01/01/2021	1,000	1,136
3.820%, 06/01/2017	1,934	2,134
3.800%, 03/01/2018	1,961	2,183
3.770%, 09/01/2021	3,000	3,387
3.740%, 07/01/2020	1,386	1,552
3.632%, 12/01/2020	4,094	4,581
3.630%, 01/01/2018	2,000	2,210
3.590%, 12/01/2020	974	1,085
3.583%, 09/01/2020	6,916	7,717
3.520%, 01/01/2018	2,976	3,276
3.505%, 09/01/2020	4,851	5,373
3.500%, 01/01/2026 to 10/25/2042	81,262	86,769
3.430%, 10/01/2020	1,952	2,152
3.380%, 01/01/2018	1,500	1,647
3.290%, 10/01/2020	1,000	1,095
3.230%, 11/01/2020	1,500	1,636
3.000%, 03/01/2027 to 10/15/2042	37,633	39,406
2.970%, 11/01/2018	1,456	1,572

5	SEI Institutional Investments Trust / Quarterly Reporting / August 31, 2012

Schedule of Investments (Unaudited)

Core Fixed Income Fund

August 31, 2012

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

2.940%, 05/01/2022	$996	$1,063
2.790%, 07/01/2022	1,000	1,055
2.690%, 10/01/2017	1,500	1,600
2.670%, 07/01/2022	999	1,046
2.600%, 06/01/2022	996	1,040
2.500%, 10/25/2027	3,240	3,359
2.470%, 10/29/2042	1,500	1,522
2.370%, 07/01/2019	1,000	1,051
2.200%, 07/01/2019	2,497	2,601
2.100%, 06/01/2019	1,000	1,038
2.030%, 08/01/2019	2,030	2,083
1.940%, 07/01/2019	1,000	1,020
1.400%, 07/01/2017	2,500	2,537
0.672%, 10/12/2042	1,170	1,171
FNMA ARM (A)
6.277%, 09/01/2037	4,336	4,750
6.200%, 08/01/2036	242	264
6.171%, 09/01/2036	751	811
6.034%, 09/01/2037	482	519
5.922%, 04/01/2037	591	633
5.879%, 09/01/2037	306	333
5.841%, 03/01/2037	3,288	3,553
5.809%, 05/01/2037	131	143
5.725%, 06/01/2036	48	53
5.705%, 05/01/2037	1,799	1,925
5.625%, 01/01/2023	455	499
5.500%, 07/01/2037	215	231
5.495%, 09/01/2037	59	62
5.220%, 12/01/2035	221	239
3.947%, 11/01/2036	663	704
3.846%, 11/01/2037	338	362
3.733%, 11/01/2037	691	744
2.976%, 05/01/2036	287	308
2.938%, 06/01/2036 to 11/01/2036	1,520	1,631
2.872%, 07/01/2036	512	548
2.833%, 06/01/2036	960	1,032
2.825%, 10/01/2036	1,694	1,806
2.780%, 02/01/2037	711	759
2.776%, 06/01/2036	506	544
2.675%, 07/01/2037	728	782
2.666%, 05/01/2032	2	2
2.650%, 12/01/2036	1,134	1,218
2.631%, 08/01/2036	378	405
2.438%, 10/01/2036	432	463
2.375%, 09/01/2036	250	266
2.330%, 02/01/2034	28	28
2.265%, 01/01/2033	11	11
2.217%, 01/01/2037	623	662
2.215%, 02/01/2037	398	422
2.185%, 09/01/2036	301	318
2.071%, 07/01/2037	273	294
1.675%, 03/01/2034	131	132
0.986%, 01/01/2019	496	498
FNMA CMO, Ser 1991-113, Cl ZE
7.500%, 09/25/2021	187	214
FNMA CMO, Ser 1992-143, Cl M
8.000%, 09/25/2022	576	663
FNMA CMO, Ser 1992-41, Cl MA
8.000%, 08/25/2022	684	778

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

FNMA CMO, Ser 1992-69, Cl Z
8.000%, 05/25/2022	$470	$550
FNMA CMO, Ser 1992-96, Cl B, PO
0.000%, 05/25/2022	—	—
FNMA CMO, Ser 1993-149, Cl SH
11.500%, 08/25/2023 (A)	208	283
FNMA CMO, Ser 1993-75, Cl ZQ
6.500%, 05/25/2023	931	1,037
FNMA CMO, Ser 1993-99, Cl Z
7.000%, 07/25/2023	1,065	1,216
FNMA CMO, Ser 1994-31, Cl ZC
6.500%, 02/25/2024	755	853
FNMA CMO, Ser 1994-63, Cl PK
7.000%, 04/25/2024	686	781
FNMA CMO, Ser 1997-32, Cl PG
6.500%, 04/25/2027	488	567
FNMA CMO, Ser 1999-11, Cl Z
5.500%, 03/25/2029	783	866
FNMA CMO, Ser 2000-18, Cl EC, PO
0.000%, 10/25/2023	208	184
FNMA CMO, Ser 2001-50, Cl BA
7.000%, 10/25/2041	620	666
FNMA CMO, Ser 2001-52, Cl YZ
6.500%, 10/25/2031	69	80
FNMA CMO, Ser 2001-71, Cl QE
6.000%, 12/25/2016	706	752
FNMA CMO, Ser 2001-79, Cl BA
7.000%, 03/25/2045	459	542
FNMA CMO, Ser 2002-10, Cl SB
18.609%, 03/25/2017 (A)	84	107
FNMA CMO, Ser 2002-33, Cl A2
7.500%, 06/25/2032	614	728
FNMA CMO, Ser 2002-81, Cl JO, PO
0.000%, 04/25/2032	97	96
FNMA CMO, Ser 2002-90, Cl A1
6.500%, 06/25/2042	730	861
FNMA CMO, Ser 2002-95, Cl DB
6.000%, 01/25/2033	2,628	2,977
FNMA CMO, Ser 2003-124, Cl TS
9.800%, 01/25/2034 (A)	43	53
FNMA CMO, Ser 2003-129, Cl ME
5.000%, 08/25/2023	1,000	1,069
FNMA CMO, Ser 2003-131, Cl SK
15.729%, 01/25/2034 (A)	502	663
FNMA CMO, Ser 2003-17, Cl EQ
5.500%, 03/25/2023	2,000	2,319
FNMA CMO, Ser 2003-23, Cl EQ
5.500%, 04/25/2023	2,000	2,319
FNMA CMO, Ser 2003-23, Cl PG
5.500%, 01/25/2032	313	317
FNMA CMO, Ser 2003-23, Cl Q0, PO
0.000%, 01/25/2032	144	143
FNMA CMO, Ser 2003-24, Cl MV
5.500%, 02/25/2014	497	507

6	SEI Institutional Investments Trust / Quarterly Reporting / August 31, 2012

Schedule of Investments (Unaudited)

Core Fixed Income Fund

August 31, 2012

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

FNMA CMO, Ser 2003-30, Cl HS, IO
7.411%, 07/25/2017 (A)	$216	$5
FNMA CMO, Ser 2003-35, Cl EA, PO
0.000%, 05/25/2033	332	318
FNMA CMO, Ser 2003-49, Cl YD
5.500%, 06/25/2023	735	808
FNMA CMO, Ser 2003-56, Cl AZ
5.500%, 08/25/2031	658	669
FNMA CMO, Ser 2004-101, Cl HD
5.000%, 01/25/2020	2,500	2,753
FNMA CMO, Ser 2004-17, Cl H
5.500%, 04/25/2034	1,086	1,260
FNMA CMO, Ser 2004-46, Cl EP, PO
0.000%, 03/25/2034	547	525
FNMA CMO, Ser 2004-52, Cl PX, PO
0.000%, 09/25/2032	174	170
FNMA CMO, Ser 2004-61, Cl BO, PO
0.000%, 10/25/2032	424	412
FNMA CMO, Ser 2004-61, Cl CO, PO
0.000%, 10/25/2031	3	3
FNMA CMO, Ser 2004-61, Cl FH
1.046%, 11/25/2032 (A)	992	1,006
FNMA CMO, Ser 2005-100, Cl BQ
5.500%, 11/25/2025	1,500	1,686
FNMA CMO, Ser 2005-106, Cl US
23.703%, 11/25/2035 (A)	870	1,413
FNMA CMO, Ser 2005-118, Cl PN
6.000%, 01/25/2032	1,295	1,332
FNMA CMO, Ser 2005-123, Cl FG
0.696%, 07/25/2034 (A)	74	74
FNMA CMO, Ser 2005-14, Cl BA
4.500%, 04/25/2019	385	392
FNMA CMO, Ser 2005-14, Cl BD
4.500%, 03/25/2020	1,250	1,354
FNMA CMO, Ser 2005-5, Cl PA
5.000%, 01/25/2035	1,145	1,241
FNMA CMO, Ser 2005-64, Cl PL
5.500%, 07/25/2035	1,273	1,441
FNMA CMO, Ser 2005-72, Cl SB
16.286%, 08/25/2035 (A)	452	612
FNMA CMO, Ser 2005-74, Cl CS
19.343%, 05/25/2035 (A)	462	675
FNMA CMO, Ser 2005-74, Cl SK
19.453%, 05/25/2035 (A)	354	518
FNMA CMO, Ser 2005-90, Cl ES
16.286%, 10/25/2035 (A)	328	471
FNMA CMO, Ser 2005-90, Cl PO, PO
0.000%, 09/25/2035	291	275
FNMA CMO, Ser 2005-97, Cl HC
5.000%, 02/25/2032	1,750	1,797

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

FNMA CMO, Ser 2005-2929, Cl PE
5.000%, 05/15/2033	$1,520	$1,566
FNMA CMO, Ser 2006-117, Cl GS, IO
6.415%, 12/25/2036 (A)	586	100
FNMA CMO, Ser 2006-118, Cl A2
0.305%, 12/25/2036 (A)	798	759
FNMA CMO, Ser 2006-125, IO
6.965%, 01/25/2037 (A)	3,180	565
FNMA CMO, Ser 2006-15, Cl OP, PO
0.000%, 03/25/2036	389	359
FNMA CMO, Ser 2006-23, Cl FK
0.496%, 04/25/2036 (A)	407	407
FNMA CMO, Ser 2006-27, Cl OH, PO
0.000%, 04/25/2036	431	395
FNMA CMO, Ser 2006-3, Cl D0, PO
0.000%, 03/25/2036	470	437
FNMA CMO, Ser 2006-31, Cl PD
5.500%, 11/25/2034	435	455
FNMA CMO, Ser 2006-33, Cl LS
29.042%, 05/25/2036 (A)	326	613
FNMA CMO, Ser 2006-43, Cl VB
6.500%, 10/25/2017	10	10
FNMA CMO, Ser 2006-44, Cl FP
0.646%, 06/25/2036 (A)	497	498
FNMA CMO, Ser 2006-44, Cl P, PO
0.000%, 12/25/2033	261	252
FNMA CMO, Ser 2006-46, Cl SW
23.296%, 06/25/2036 (A)	386	585
FNMA CMO, Ser 2006-51, IO
6.415%, 03/25/2036 (A)	498	72
FNMA CMO, Ser 2006-56, Cl CA
6.000%, 07/25/2036	634	711
FNMA CMO, Ser 2006-56, Cl FC
0.536%, 07/25/2036 (A)	536	537
FNMA CMO, Ser 2006-56, Cl OA, PO
0.000%, 10/25/2024	616	611
FNMA CMO, Ser 2006-56, Cl PF
0.596%, 07/25/2036 (A)	666	668
FNMA CMO, Ser 2006-60, Cl DO, PO
0.000%, 04/25/2035	493	465
FNMA CMO, Ser 2006-60, Cl UO, PO
0.000%, 07/25/2036	859	790
FNMA CMO, Ser 2006-63, Cl ZH
6.500%, 07/25/2036	969	1,180
FNMA CMO, Ser 2006-78, Cl BZ
6.500%, 08/25/2036	742	887
FNMA CMO, Ser 2006-83, IO
6.265%, 09/25/2036 (A)	3,066	549
FNMA CMO, Ser 2006-90, Cl BE
6.000%, 04/25/2035	2,000	2,201

7	SEI Institutional Investments Trust / Quarterly Reporting / August 31, 2012

Schedule of Investments (Unaudited)

Core Fixed Income Fund

August 31, 2012

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

FNMA CMO, Ser 2006-94, Cl GI, IO
6.404%, 10/25/2026 (A)	$1,297	$214
FNMA CMO, Ser 2007-100, Cl SM, IO
6.215%, 10/25/2037 (A)	1,980	272
FNMA CMO, Ser 2007-101, Cl A2
0.485%, 06/27/2036 (A)	1,749	1,730
FNMA CMO, Ser 2007-112, Cl SA, IO
6.215%, 12/25/2037 (A)	1,297	185
FNMA CMO, Ser 2007-114, Cl A6
0.436%, 10/27/2037 (A)	1,600	1,591
FNMA CMO, Ser 2007-116, Cl HI, IO
4.180%, 01/25/2038 (A)	1,521	113
FNMA CMO, Ser 2007-116, Cl PB
5.500%, 08/25/2035	4,567	5,203
FNMA CMO, Ser 2007-29, Cl SG
21.881%, 04/25/2037 (A)	301	457
FNMA CMO, Ser 2007-43, Cl FL
0.546%, 05/25/2037 (A)	302	302
FNMA CMO, Ser 2007-53, Cl SH, IO
5.854%, 06/25/2037 (A)	1,379	183
FNMA CMO, Ser 2007-54, Cl FA
0.646%, 06/25/2037 (A)	1,128	1,132
FNMA CMO, Ser 2007-54, Cl PF
0.456%, 06/25/2037 (A)	978	978
FNMA CMO, Ser 2007-60, Cl AX, IO
6.904%, 07/25/2037 (A)	2,056	371
FNMA CMO, Ser 2007-64, Cl FA
0.706%, 07/25/2037 (A)	120	118
FNMA CMO, Ser 2007-65, Cl KI, IO
6.384%, 07/25/2037 (A)	1,583	212
FNMA CMO, Ser 2007-68, IO
6.464%, 07/25/2037 (A)	1,752	259
FNMA CMO, Ser 2007-72, Cl EK, IO
6.164%, 07/25/2037 (A)	1,852	265
FNMA CMO, Ser 2007-75, Cl EO, PO
0.000%, 01/25/2036	478	464
FNMA CMO, Ser 2007-79, Cl SB
23.114%, 08/25/2037 (A)	154	235
FNMA CMO, Ser 2007-85, Cl SG
15.661%, 09/25/2037 (A)	537	745
FNMA CMO, Ser 2007-92, Cl YS, IO
5.534%, 06/25/2037 (A)	1,576	212
FNMA CMO, Ser 2008-1, Cl BI, IO
5.664%, 02/25/2038 (A)	1,695	226
FNMA CMO, Ser 2008-20, Cl SA, IO
6.744%, 03/25/2038 (A)	936	154

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

FNMA CMO, Ser 2008-22, Cl IO, IO
6.194%, 03/25/2037 (A)	$15,581	$1,938
FNMA CMO, Ser 2008-24, Cl DY
5.000%, 04/25/2023	1,500	1,665
FNMA CMO, Ser 2008-24, Cl NA
6.750%, 06/25/2037	471	538
FNMA CMO, Ser 2008-24, Cl PF
0.896%, 02/25/2038 (A)	588	594
FNMA CMO, Ser 2008-32, Cl SA, IO
6.604%, 04/25/2038 (A)	717	100
FNMA CMO, Ser 2008-35, Cl IM, IO
0.642%, 10/25/2016 (A)	1,537	19
FNMA CMO, Ser 2008-4, Cl SD, IO
5.765%, 02/25/2038 (A)	2,931	403
FNMA CMO, Ser 2008-53, Cl CA
5.000%, 07/25/2023	3,500	3,856
FNMA CMO, Ser 2008-95, Cl BA
5.000%, 01/25/2024	643	743
FNMA CMO, Ser 2009-103, Cl MB
4.000%, 12/25/2039 (A)	717	769
FNMA CMO, Ser 2009-17, Cl QS, IO
6.404%, 03/25/2039 (A)	902	125
FNMA CMO, Ser 2009-30, Cl AD
6.500%, 04/25/2039	5,162	5,628
FNMA CMO, Ser 2009-52, Cl PI, IO
5.000%, 07/25/2039	1,048	137
FNMA CMO, Ser 2009-70, Cl CO, PO
0.000%, 01/25/2037	1,611	1,523
FNMA CMO, Ser 2009-84, Cl WS, IO
5.664%, 10/25/2039 (A)	1,139	138
FNMA CMO, Ser 2009-86, Cl BO, PO
0.000%, 03/25/2037	8,627	8,319
FNMA CMO, Ser 2009-86, Cl IP, IO
5.500%, 10/25/2039	825	110
FNMA CMO, Ser 2009-86, Cl OT, PO
0.000%, 10/25/2037	1,039	942
FNMA CMO, Ser 2009-86, Cl UI, IO
4.000%, 10/25/2014	1,795	92
FNMA CMO, Ser 2009-93, Cl PD
4.500%, 09/25/2039	1,329	1,428
FNMA CMO, Ser 2009-99, Cl SC, IO
5.945%, 12/25/2039 (A)	1,168	149
FNMA CMO, Ser 2009-M1, Cl A2
4.287%, 07/25/2019	3,931	4,473
FNMA CMO, Ser 2009-M2, Cl A3
4.001%, 01/25/2019	4,842	5,425
FNMA CMO, Ser 2010-1, Cl WA
6.155%, 02/25/2040 (A)	616	703

8	SEI Institutional Investments Trust / Quarterly Reporting / August 31, 2012

Schedule of Investments (Unaudited)

Core Fixed Income Fund

August 31, 2012

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

FNMA CMO, Ser 2010-100, IO
6.415%, 09/25/2040 (A)	$3,726	$655
FNMA CMO, Ser 2010-111, Cl AE
5.500%, 04/25/2038	2,594	2,761
FNMA CMO, Ser 2010-118, IO
6.265%, 10/25/2040 (A)	3,164	450
FNMA CMO, Ser 2010-123, Cl PM
4.000%, 07/25/2040	3,600	3,999
FNMA CMO, Ser 2010-133, Cl A
5.500%, 05/25/2038	1,620	1,729
FNMA CMO, Ser 2010-135, Cl LM
4.000%, 12/25/2040	464	496
FNMA CMO, Ser 2010-136, IO
5.765%, 12/25/2040 (A)	2,699	520
FNMA CMO, Ser 2010-142, IO
6.294%, 12/25/2040 (A)	2,872	420
FNMA CMO, Ser 2010-148, Cl MA
4.000%, 02/25/2039	1,271	1,346
FNMA CMO, Ser 2010-150, IO
6.291%, 01/25/2041 to 01/25/2041 (A)	8,155	1,328
FNMA CMO, Ser 2010-16, Cl WA
6.428%, 03/25/2040 (A)	670	771
FNMA CMO, Ser 2010-23, Cl KS, IO
6.865%, 02/25/2040 (A)	1,335	192
FNMA CMO, Ser 2010-27, IO
6.245%, 04/25/2040 (A)	5,042	791
FNMA CMO, Ser 2010-35, Cl SB, IO
6.185%, 04/25/2040 (A)	1,599	218
FNMA CMO, Ser 2010-39, Cl OT, PO
0.000%, 10/25/2035	518	464
FNMA CMO, Ser 2010-45, Cl BD
4.500%, 11/25/2038	1,000	1,067
FNMA CMO, Ser 2010-54, Cl EA
4.500%, 06/25/2040	3,900	4,190
FNMA CMO, Ser 2010-64, Cl DM
5.000%, 06/25/2040	1,320	1,421
FNMA CMO, Ser 2010-68, Cl SA, IO
4.764%, 07/25/2040 (A)	3,360	551
FNMA CMO, Ser 2010-M1, Cl A2
4.450%, 09/25/2019	1,374	1,577
FNMA CMO, Ser 2010-M3, Cl A3
4.332%, 03/25/2020 (A)	8,896	10,163
FNMA CMO, Ser 2010-M5, Cl A1
2.259%, 07/25/2020	74	77
FNMA CMO, Ser 2011-2, Cl WA
5.716%, 02/25/2051 (A)	1,072	1,169
FNMA CMO, Ser 2011-30, Cl LS, IO
4.638%, 04/25/2041 (A)	2,965	221
FNMA CMO, Ser 2011-43, Cl WA
5.899%, 05/25/2051 (A)	1,456	1,580
FNMA CMO, Ser 2011-53, IO
5.685%, 06/25/2041 (A)	3,221	456

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

FNMA CMO, Ser 2011-53, Cl DT
4.500%, 06/25/2041	$3,606	$3,821
FNMA CMO, Ser 2011-53, Cl TN
4.000%, 06/25/2041	18,292	19,327
FNMA CMO, Ser 2011-63, IO
6.445%, 07/25/2041 (A)	3,881	534
FNMA CMO, Ser 2011-75, Cl FA
0.796%, 08/25/2041 (A)	698	703
FNMA CMO, Ser 2011-78, Cl D
4.000%, 08/25/2041	848	899
FNMA CMO, Ser 2011-87, IO
5.715%, 09/25/2041 (A)	6,244	879
FNMA CMO, Ser 2011-90, IO
5.000%, 05/25/2034	5,231	727
FNMA CMO, Ser 2011-96, IO
6.315%, 10/25/2041 (A)	6,914	1,367
FNMA CMO, Ser 2011-M1, Cl A3
3.763%, 06/25/2021	1,500	1,673
FNMA CMO, Ser 2011-M2, Cl A3
3.764%, 07/25/2021	7,500	8,396
FNMA CMO, Ser 2011-M4, Cl A2
3.726%, 06/25/2021	2,500	2,804
FNMA CMO, Ser 2012-101, Cl FC
0.741%, 09/25/2042 (A)	1,000	1,003
FNMA CMO, Ser 2012-14, Cl FB
0.696%, 08/25/2037 (A)	959	961
FNMA CMO, Ser 2012-14, Cl FL
0.696%, 12/25/2040 (A)	977	981
FNMA CMO, Ser 2012-16, IO
6.215%, 03/25/2042 (A)	281	59
FNMA CMO, Ser 2012-17, IO
6.465%, 07/25/2026 (A)	2,934	601
FNMA CMO, Ser 2012-25, Cl B
6.500%, 03/25/2042	1,000	1,187
FNMA CMO, Ser 2012-28, Cl B
6.500%, 06/25/2039	300	337
FNMA CMO, Ser 2012-3, Cl CD
7.000%, 02/25/2042	3,661	4,100
FNMA CMO, Ser 2012-35, IO
6.365%, 04/25/2042 (A)	1,093	198
FNMA CMO, Ser 2012-35, Cl MB
5.500%, 04/25/2042	7,800	8,841
FNMA CMO, Ser 2012-46, Cl BA
6.000%, 05/25/2042	4,200	4,766
FNMA CMO, Ser 2012-47, Cl HF
0.646%, 05/25/2027 (A)	4,775	4,785
FNMA CMO, Ser 2012-63, IO
6.315%, 03/25/2039 (A)	2,873	571
FNMA CMO, Ser 2012-66, IO
5.765%, 06/25/2042 (A)	1,049	177
FNMA CMO, Ser 2012-74, IO
6.415%, 03/25/2042 (A)	2,900	604
FNMA CMO, Ser 2012-74, PO
0.000%, 03/25/2042	200	174
FNMA CMO, Ser 2012-75, IO
6.415%, 03/25/2042 (A)	2,300	479
6.405%, 03/25/2042	400	348
6.365%, 07/25/2042 (A)	1,180	233
FNMA CMO, Ser 2012-76, Cl AC
6.500%, 07/25/2042	6,960	8,103

9	SEI Institutional Investments Trust / Quarterly Reporting / August 31, 2012

Schedule of Investments (Unaudited)

Core Fixed Income Fund

August 31, 2012

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

FNMA CMO, Ser 2012-84, IO
5.765%, 08/25/2042 (A)	$7,881	$1,028
FNMA CMO, Ser 2012-89, Cl FD
0.686%, 04/25/2039 (A)	1,497	1,499
FNMA CMO, Ser 2012-9, IO
6.465%, 02/25/2027 (A)	2,777	530
FNMA CMO, Ser 2012-93, IO
3.000%, 09/25/2027	11,100	1,512
FNMA CMO, Ser 2012-97, Cl FB
0.760%, 09/25/2042 (A)	1,500	1,500
FNMA CMO, Ser 2012-M8, Cl ASQ2
1.520%, 12/25/2019	505	514
FNMA CMO, Ser 2012-M8, Cl ASQ3
1.801%, 12/25/2019	400	407
FNMA Grantor Trust CMO, Ser 2000-T6, Cl A1
7.500%, 06/25/2030	956	1,119
FNMA Grantor Trust CMO, Ser 2001-T10, ClA2
7.500%, 12/25/2041	1,891	2,239
FNMA Grantor Trust CMO, Ser 2002-T19, ClA2
7.000%, 07/25/2042	616	699
FNMA Grantor Trust CMO, Ser 2004-T3, Cl 1A3
7.000%, 02/25/2044	787	920
FNMA Interest STRIPS CMO, Ser 1997-293, Cl 1, PO
0.000%, 12/01/2024	505	448
FNMA Interest STRIPS CMO, Ser 1998-300, PO
0.000%, 09/01/2024	320	284
FNMA Interest STRIPS CMO, Ser 2002-323, Cl 16, IO
7.000%, 01/25/2032	704	178
FNMA Interest STRIPS CMO, Ser 2003-334, Cl 16, IO
6.500%, 02/01/2033	1,093	204
FNMA Interest STRIPS CMO, Ser 2012-409, IO
4.500%, 11/25/2039	6,077	829
3.500%, 11/25/2041	3,145	420
3.000%, 11/25/2026 to 04/25/2027	13,325	1,302
FNMA Interest STRIPS CMO, Ser 2012-412, Cl F2
0.736%, 08/25/2042 (A)	1,498	1,498
FNMA TBA
4.000%, 09/14/2039 to 09/25/2042	29,114	31,804
3.500%, 10/15/2032 to 11/01/2040	38,407	40,770
3.000%, 09/25/2026 to 09/13/2042	79,190	82,616
2.500%, 09/15/2027 to 11/25/2027	110,900	114,865
FNMA Whole Loan CMO, Ser 2003-W1, Cl 2A
7.018%, 12/25/2042 (A)	901	1,062

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

FNMA Whole Loan CMO, Ser 2003-W17, Cl 1A7
5.750%, 08/25/2033	$917	$1,077
FNMA Whole Loan CMO, Ser 2003-W2, Cl 2A9
5.900%, 07/25/2042	1,276	1,480
FNMA Whole Loan CMO, Ser 2003-W6, Cl 3A
6.500%, 09/25/2042	526	606
FNMA Whole Loan CMO, Ser 2003-W8, Cl 2A
7.000%, 10/25/2042	428	500
FNMA Whole Loan CMO, Ser 2004-W1, Cl 2A2
7.000%, 12/25/2033	819	990
FNMA Whole Loan CMO, Ser 2004-W10, Cl A6
5.750%, 08/25/2034	2,000	2,214
FNMA Whole Loan CMO, Ser 2004-W2, Cl 2A2
7.000%, 02/25/2044	895	1,035
FNMA Whole Loan CMO, Ser 2004-W9, Cl 2A1
6.500%, 02/25/2044	662	760
FNMA Whole Loan CMO, Ser 2005-W3, Cl 2AF
0.455%, 03/25/2045 (A)	2,354	2,340
FNMA Whole Loan CMO, Ser 2006-W1, Cl 1A3
7.500%, 12/25/2045	323	398
FNMA Whole Loan CMO, Ser 2006-W2, Cl 1AF1
0.456%, 02/25/2036 (A)	558	554
FNMA Whole Loan CMO, Ser 2007-W1, Cl 1AF1
0.496%, 11/25/2046 (A)	1,201	1,195
FNMA Whole Loan CMO, Ser 2007-W7, Cl 1A4
37.703%, 07/25/2037 (A)	67	136
FNMA Whole Loan CMO, Ser 2009-W1, Cl A
6.000%, 12/25/2049	1,696	1,954
GNMA
9.500%, 12/15/2020	6	7
7.500%, 10/15/2037	725	856
7.000%, 12/20/2017 to 06/15/2035	3,582	4,254
6.500%, 01/15/2024 to 02/15/2039	6,717	7,850
6.000%, 12/15/2023 to 10/20/2040	30,525	34,638
5.000%, 10/20/2039 to 11/20/2040	10,549	11,776
4.500%, 01/20/2040 to 03/20/2041	27,354	30,403
3.500%, 05/20/2041 to 09/15/2042	31,880	34,353
3.000%, 08/20/2041 to 01/20/2042	6,572	6,989
GNMA ARM (A)
1.650%, 01/20/2060	1,441	1,477

10	SEI Institutional Investments Trust / Quarterly Reporting / August 31, 2012

Schedule of Investments (Unaudited)

Core Fixed Income Fund

August 31, 2012

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

GNMA CMO, Ser 2001-18, Cl WH
31.515%, 04/20/2031	$98	$213
GNMA CMO, Ser 2001-22, Cl PS
20.364%, 03/17/2031	718	1,219
GNMA CMO, Ser 2001-61, Cl Z
6.500%, 12/20/2031	1,709	2,004
GNMA CMO, Ser 2002-23, Cl SD
20.283%, 04/16/2032	1,013	1,672
GNMA CMO, Ser 2002-51, Cl SG
31.431%, 04/20/2031	87	190
GNMA CMO, Ser 2002-57, Cl SB
108.769%, 08/16/2032	76	411
GNMA CMO, Ser 2002-69, Cl SC
15.957%, 02/20/2032	146	162
GNMA CMO, Ser 2003-60, Cl GS
12.002%, 05/16/2033	122	146
GNMA CMO, Ser 2003-75, Cl ZX
6.000%, 09/16/2033	4,401	5,058
GNMA CMO, Ser 2003-79, Cl PV
5.500%, 10/20/2023	1,077	1,187
GNMA CMO, Ser 2003-97, Cl SA, IO
6.311%, 11/16/2033	520	106
GNMA CMO, Ser 2004-17, Cl M7
5.500%, 03/16/2034	1,062	1,294
GNMA CMO, Ser 2004-28, Cl SV
8.763%, 04/20/2034	1,186	1,312
GNMA CMO, Ser 2004-34, Cl CS
19.219%, 02/20/2034	61	90
GNMA CMO, Ser 2004-34, Cl JO, PO
0.000%, 02/20/2034	165	165
GNMA CMO, Ser 2004-71, Cl ST
7.000%, 09/20/2034	299	325
GNMA CMO, Ser 2004-85, Cl PO, PO
0.000%, 01/17/2033	84	83
GNMA CMO, Ser 2004-87, Cl SB
7.398%, 03/17/2033	225	246
GNMA CMO, Ser 2004-93, CL PC
5.000%, 11/16/2034	95	106
GNMA CMO, Ser 2005-3, Cl SB, IO
5.853%, 01/20/2035	1,287	200
GNMA CMO, Ser 2005-7, Cl JM
16.173%, 05/18/2034	230	282
GNMA CMO, Ser 2005-92, Cl PB
6.000%, 12/20/2035	1,000	1,240
GNMA CMO, Ser 2006-16, IO
6.753%, 04/20/2036	1,649	293
GNMA CMO, Ser 2006-34, Cl PO, PO
0.000%, 07/20/2036	136	130
GNMA CMO, Ser 2006-38, Cl SG, IO
6.413%, 09/20/2033	2,074	161
GNMA CMO, Ser 2006-38, Cl SW, IO
6.253%, 06/20/2036	1,136	146

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

GNMA CMO, Ser 2007-17, Cl AF
0.449%, 04/16/2037)	$718	$718
GNMA CMO, Ser 2007-26, Cl SW, IO
5.963%, 05/20/2037	2,215	348
GNMA CMO, Ser 2007-27, Cl SD, IO
5.963%, 05/20/2037	793	116
GNMA CMO, Ser 2007-42, Cl SB, IO
6.503%, 07/20/2037	1,116	188
GNMA CMO, Ser 2007-45, Cl QA, IO
6.393%, 07/20/2037	720	119
GNMA CMO, Ser 2007-72, Cl USIO, IO
6.313%, 11/20/2037	834	140
GNMA CMO, Ser 2007-78, Cl SA, IO
6.292%, 12/16/2037	12,735	2,281
GNMA CMO, Ser 2007-81, Cl SP, IO
6.403%, 12/20/2037	1,040	185
GNMA CMO, Ser 2007-82, Cl SA, IO
6.293%, 12/20/2037	680	113
GNMA CMO, Ser 2007-9, Cl CI, IO
5.963%, 03/20/2037	887	141
GNMA CMO, Ser 2008-10, Cl S, IO
5.593%, 02/20/2038	1,235	186
GNMA CMO, Ser 2008-2, Cl MS, IO
6.911%, 01/16/2038	751	130
GNMA CMO, Ser 2008-29, Cl PO, PO
0.000%, 02/17/2033	303	290
GNMA CMO, Ser 2008-33, Cl XS, IO
7.462%, 04/16/2038	496	81
GNMA CMO, Ser 2008-55, Cl SA, IO
5.963%, 06/20/2038	1,194	178
GNMA CMO, Ser 2008-95, Cl DS, IO
7.053%, 12/20/2038	1,797	320
GNMA CMO, Ser 2009-8, Cl PS, IO
6.062%, 02/16/2039	176	25
GNMA CMO, Ser 2009-102, Cl SM, IO
6.151%, 06/16/2039	2,406	271
GNMA CMO, Ser 2009-106, Cl AS, IO
6.162%, 11/16/2039	1,741	275
GNMA CMO, Ser 2009-106, Cl KS, IO
6.153%, 11/20/2039	20,227	2,969
GNMA CMO, Ser 2009-106, Cl SU, IO
5.963%, 05/20/2037	3,858	597

11	SEI Institutional Investments Trust / Quarterly Reporting / August 31, 2012

Schedule of Investments (Unaudited)

Core Fixed Income Fund

August 31, 2012

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

GNMA CMO, Ser 2009-14, Cl KI, IO
6.500%, 03/20/2039	$663	$143
GNMA CMO, Ser 2009-14, Cl NI, IO
6.500%, 03/20/2039	32	6
GNMA CMO, Ser 2009-18, Cl PI, IO
5.500%, 11/16/2037	1,174	169
GNMA CMO, Ser 2009-22, Cl SA, IO
6.023%, 04/20/2039	1,809	262
GNMA CMO, Ser 2009-24, Cl DS, IO
6.063%, 03/20/2039	1,028	112
GNMA CMO, Ser 2009-25, Cl SE, IO
7.363%, 09/20/2038	695	114
GNMA CMO, Ser 2009-31, Cl TS, IO
6.053%, 03/20/2039	1,782	233
GNMA CMO, Ser 2009-33, Cl TI, IO
6.000%, 05/20/2039	296	52
GNMA CMO, Ser 2009-42, Cl IY, IO
1.000%, 06/16/2037	1,947	55
GNMA CMO, Ser 2009-42, Cl SC, IO
5.833%, 06/20/2039	620	90
GNMA CMO, Ser 2009-43, Cl SA, IO
5.713%, 06/20/2039	1,592	214
GNMA CMO, Ser 2009-44, Cl MV
6.000%, 04/20/2020	1,155	1,309
GNMA CMO, Ser 2009-6, Cl SH, IO
5.803%, 02/20/2039	1,335	192
GNMA CMO, Ser 2009-65, Cl IQ, IO
6.000%, 12/20/2038	801	144
GNMA CMO, Ser 2009-65, Cl TS, IO
6.163%, 12/20/2038	2,403	363
GNMA CMO, Ser 2009-66, IO
6.562%, 07/16/2039	237	32
GNMA CMO, Ser 2009-66, Cl LC
6.000%, 08/16/2039	2,245	2,814
GNMA CMO, Ser 2009-67, Cl SA, IO
5.812%, 08/16/2039	1,617	240
GNMA CMO, Ser 2009-72, Cl SM, IO
6.001%, 08/16/2039	2,084	280
GNMA CMO, Ser 2009-75, Cl VM
5.000%, 12/20/2019	918	1,009
GNMA CMO, Ser 2009-79, Cl OK, PO
0.000%, 11/16/2037	1,156	1,075
GNMA CMO, Ser 2009-83, Cl TS, IO
5.863%, 08/20/2039	1,551	219

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

GNMA CMO, Ser 2010-107, Cl GX
4.500%, 04/20/2039	$1,646	$1,886
GNMA CMO, Ser 2010-113, Cl BS, IO
5.763%, 09/20/2040	2,658	412
GNMA CMO, Ser 2010-121, IO
5.763%, 09/20/2040	2,234	345
GNMA CMO, Ser 2010-116, Cl MP
3.500%, 09/16/2040	1,614	1,736
GNMA CMO, Ser 2010-14, Cl AO, PO
0.000%, 12/20/2032	567	553
GNMA CMO, Ser 2010-14, Cl BO, PO
0.000%, 11/20/2035	620	588
GNMA CMO, Ser 2010-14, Cl CO, PO
0.000%, 08/20/2035	425	369
GNMA CMO, Ser 2010-14, Cl EO, PO
0.000%, 06/16/2033	202	201
GNMA CMO, Ser 2010-14, Cl QP
6.000%, 12/20/2039	1,091	1,190
GNMA CMO, Ser 2010-14, Cl SH, IO
5.762%, 02/16/2040	985	201
GNMA CMO, Ser 2010-144, Cl BI, IO
4.000%, 09/16/2037	4,359	517
GNMA CMO, Ser 2010-157, Cl OP, PO
0.000%, 12/20/2040	1,358	1,184
GNMA CMO, Ser 2010-167, Cl US, IO
6.393%, 11/20/2038	978	128
GNMA CMO, Ser 2010-20, IO
6.013%, 02/20/2040	4,266	726
5.913%, 02/20/2040	4,656	829
GNMA CMO, Ser 2010-26, IO
6.013%, 02/20/2040	76	15
GNMA CMO, Ser 2010-3, Cl MS, IO
6.313%, 11/20/2038	2,672	397
GNMA CMO, Ser 2010-31, Cl GS, IO
6.263%, 03/20/2039	1,174	164
GNMA CMO, Ser 2010-35, IO
5.513%, 03/20/2040	4,057	615
GNMA CMO, Ser 2010-37, IO
5.460%, 03/20/2040	4,874	757
GNMA CMO, Ser 2010-4, IO
6.162%, 01/16/2040	506	81
GNMA CMO, Ser 2010-4, Cl NS, IO
6.152%, 01/16/2040	24,117	3,777
GNMA CMO, Ser 2010-47, Cl PX, IO
6.463%, 06/20/2037	3,159	515

12	SEI Institutional Investments Trust / Quarterly Reporting / August 31, 2012

Schedule of Investments (Unaudited)

Core Fixed Income Fund

August 31, 2012

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

GNMA CMO, Ser 2010-47, Cl XN, IO
6.311%, 04/16/2034	$905	$52
GNMA CMO, Ser 2010-59, Cl LB
4.500%, 10/20/2039	2,900	3,315
GNMA CMO, Ser 2010-7, Cl EA
5.000%, 06/16/2038	895	1,035
GNMA CMO, Ser 2010-85, Cl HS, IO
6.413%, 01/20/2040	1,778	288
GNMA CMO, Ser 2010-93, IO
6.463%, 06/20/2035	308	34
GNMA CMO, Ser 2010-H10, Cl FC
1.239%, 05/20/2060	5,141	5,238
GNMA CMO, Ser 2010-H26, Cl LF
0.597%, 08/20/2058	6,985	6,932
GNMA CMO, Ser 2011-11, IO
5.763%, 01/20/2041	1,541	228
GNMA CMO, Ser 2011-146, IO
5.000%, 11/16/2041	165	37
GNMA CMO, Ser 2011-163, Cl WA
5.756%, 12/20/2038	1,238	1,375
GNMA CMO, Ser 2011-32, IO
5.763%, 03/20/2041	903	141
GNMA CMO, Ser 2011-32, Cl S, IO
5.762%, 03/16/2041	544	71
GNMA CMO, Ser 2011-40, Cl SA, IO
5.892%, 02/16/2036	3,437	427
GNMA CMO, Ser 2011-70, Cl BS, IO
6.461%, 12/16/2036	2,043	264
GNMA CMO, Ser 2011-H09, Cl AF
0.745%, 03/20/2061	1,722	1,719
GNMA CMO, Ser 2012-61, Cl FM
0.649%, 05/16/2042	1,477	1,482
GNMA CMO, Ser 2012-74, IO
5.863%, 06/20/2042	2,189	534
GNMA II
1.625%, 07/20/2034	23	24
GNMA TBA
5.500%, 09/01/2033	2,500	2,798
4.000%, 09/01/2039	10,200	11,193
3.500%, 09/15/2041 to 09/20/2042	22,500	24,352
3.000%, 09/01/2042	21,800	22,887
NCUA Guaranteed Notes CMO
0.862%, 12/08/2020	526	530
0.248%, 06/12/2013	190	190
NCUA Guaranteed Notes CMO, Ser 2010-A1, Cl A
0.599%, 12/07/2020	230	231
NCUA Guaranteed Notes CMO, Ser 2010-C1, Cl A2
2.900%, 10/29/2020	1,100	1,176

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

NCUA Guaranteed Notes CMO, Ser 2010-C1, Cl APT
2.650%, 10/29/2020	$5,819	$6,135
NCUA Guaranteed Notes CMO, Ser 2010-R1, Cl 1A
0.694%, 10/07/2020	11,028	11,077
NCUA Guaranteed Notes CMO, Ser 2010-R2, Cl 1A
0.614%, 11/06/2017	5,116	5,129
NCUA Guaranteed Notes CMO, Ser 2010-R2, Cl 2A
0.714%, 11/05/2020	3,506	3,513
NCUA Guaranteed Notes CMO, Ser 2010-R3, Cl 1A
0.804%, 12/08/2020	1,504	1,513
NCUA Guaranteed Notes CMO, Ser 2010-R3, Cl 3A
2.400%, 12/08/2020	387	396
NCUA Guaranteed Notes CMO, Ser 2011-R1, Cl 1A
0.694%, 01/08/2020	82	83
NCUA Guaranteed Notes CMO, Ser 2011-R2, Cl 1A
0.628%, 02/06/2020	941	942

		2,517,435

Non-Agency Mortgage-Backed Obligations —7.2%
A10 Securitization LLC, Ser 2012-1, Cl A
3.492%, 04/15/2024 (B)	974	979
AAM ACE Resecuritization Trust, Ser 2011-1, Cl A20
0.463%, 02/02/2037 (A)(B)	596	576
American General Mortgage Loan Trust, Ser 2009-1, Cl A4
5.750%, 09/25/2048 (A)(B)	1,325	1,330
American General Mortgage Loan Trust, Ser 2009-1, Cl A5
5.750%, 09/25/2048 (A)(B)	900	911
American General Mortgage Loan Trust, Ser 2009-1, Cl A7
5.750%, 09/25/2048 (A)(B)	1,500	1,534
American General Mortgage Loan Trust, Ser 2010-1A, Cl A1
5.150%, 03/25/2058 (A)(B)	494	504
American General Mortgage Loan Trust, Ser 2010-1A, Cl A3
5.650%, 03/25/2058 (A)(B)	570	596
American Home Mortgage Assets, Ser 2006-5, Cl A1
1.067%, 11/25/2046 (A)	1,317	606
American Home Mortgage Assets, Ser 2007-2, Cl A1
0.371%, 03/25/2047 (A)	84	51

13	SEI Institutional Investments Trust / Quarterly Reporting / August 31, 2012

Schedule of Investments (Unaudited)

Core Fixed Income Fund

August 31, 2012

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

ASG Resecuritization Trust, Ser 2009-2, Cl A55
5.225%, 05/24/2036 (A)(B)	$488	$483
ASG Resecuritization Trust, Ser 2009-2, Cl G60
5.225%, 05/24/2036 (A)(B)	400	391
ASG Resecuritization Trust, Ser 2009-3, Cl A65
2.640%, 03/26/2037 (A)(B)	1,288	1,266
ASG Resecuritization Trust, Ser 2009-4, Cl A60
6.000%, 06/28/2037 (B)	927	956
ASG Resecuritization Trust, Ser 2010-3, Cl 2A22
0.440%, 10/28/2036 (A)(B)	303	300
ASG Resecuritization Trust, Ser 2011-1, Cl 3A50
2.719%, 11/28/2035 (A)(B)	478	462
Banc of America Alternative Loan Trust, Ser 2003-11, Cl 1A1
6.000%, 01/25/2034	309	322
Banc of America Alternative Loan Trust, Ser 2003-11, Cl 2A1
6.000%, 01/25/2034	599	626
Banc of America Alternative Loan Trust, Ser 2003-7, Cl 1CB1
5.500%, 09/25/2033	429	437
Banc of America Alternative Loan Trust, Ser 2003-7, Cl 2A4
5.000%, 09/25/2018	567	581
Banc of America Alternative Loan Trust, Ser 2003-9, Cl 1CB2
5.500%, 11/25/2033	487	499
Banc of America Alternative Loan Trust, Ser 2004-1, Cl 5A1
5.500%, 02/25/2019	386	394
Banc of America Alternative Loan Trust, Ser 2004-8, Cl 3A1
5.500%, 09/25/2019	364	369
Banc of America Alternative Loan Trust, Ser 2006-8, Cl 3A1
6.222%, 11/25/2021 (A)	180	175
Banc of America Alternative Loan Trust, Ser 2007-1, Cl 2A1
6.403%, 04/25/2037 (A)	422	315
Banc of America Commercial Mortgage Securities, Ser 2005-6, Cl A4
5.193%, 09/10/2047 (A)	70	79
Banc of America Commercial Mortgage, Ser 2002-PB2, Cl B
6.309%, 06/11/2035	447	447
Banc of America Commercial Mortgage, Ser 2004-6, Cl A3
4.512%, 12/10/2042	198	200

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Banc of America Commercial Mortgage, Ser 2005-2, Cl A5
4.857%, 07/10/2043 (A)	$6,915	$7,569
Banc of America Commercial Mortgage, Ser 2005-3, Cl A4
4.668%, 07/10/2043	500	548
Banc of America Commercial Mortgage, Ser 2005-3, Cl AM
4.727%, 07/10/2043	1,319	1,389
Banc of America Commercial Mortgage, Ser 2005-5, Cl A4
5.115%, 10/10/2045 (A)	300	336
Banc of America Commercial Mortgage, Ser 2006-1, Cl A4
5.372%, 09/10/2045 (A)	500	563
Banc of America Commercial Mortgage, Ser 2006-3, Cl A4
5.889%, 07/10/2044 (A)	825	945
Banc of America Commercial Mortgage, Ser 2006-4, Cl A4
5.634%, 07/10/2046	800	919
Banc of America Commercial Mortgage, Ser 2006-5, Cl A4
5.414%, 09/10/2047	490	555
Banc of America Funding, Ser 2003-2, Cl 1A1
6.500%, 06/25/2032	34	36
Banc of America Funding, Ser 2004-2, Cl 1CB1
5.750%, 09/20/2034	403	425
Banc of America Funding, Ser 2004-C, Cl 1A1
5.052%, 12/20/2034 (A)	206	208
Banc of America Funding, Ser 2005-B, Cl 2A1
3.119%, 04/20/2035 (A)	3,773	3,135
Banc of America Funding, Ser 2006-G, Cl 2A3
0.407%, 07/20/2036 (A)	5,215	5,257
Banc of America Funding, Ser 2010-R11A, Cl 1A6
5.538%, 08/26/2035 (A)(B)	747	793
Banc of America Funding, Ser 2010-R5, Cl 1A1
5.500%, 10/26/2037 (B)	482	506
Banc of America Merrill Lynch Commercial Mortgage, Ser 2006-1, Cl AM
5.421%, 09/10/2045 (A)	554	607
Banc of America Mortgage Securities, Ser 2003-3, Cl 1A7
5.500%, 05/25/2033	712	731
Banc of America Mortgage Securities, Ser 2003-3, Cl 2A1
0.785%, 05/25/2018 (A)	175	167
Banc of America Mortgage Securities, Ser 2003-6, Cl 2A1
0.686%, 08/25/2018 (A)	178	170
Banc of America Mortgage Securities, Ser 2003-A, Cl 2A2
3.190%, 02/25/2033 (A)	4	4

14	SEI Institutional Investments Trust / Quarterly Reporting / August 31, 2012

Schedule of Investments (Unaudited)

Core Fixed Income Fund

August 31, 2012

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Banc of America Mortgage Securities, Ser 2003-E, Cl 2A2
3.133%, 06/25/2033 (A)	$289	$290
Banc of America Mortgage Securities, Ser 2004-3, Cl 1A26
5.500%, 04/25/2034	1,000	1,025
Banc of America Mortgage Securities, Ser 2004-3, Cl 3A1
5.000%, 04/25/2019	184	189
Banc of America Mortgage Securities, Ser 2004-5, Cl 4A1
4.750%, 06/25/2019	147	152
Banc of America Mortgage Securities, Ser 2004-9, Cl 3A1
6.500%, 09/25/2032	145	153
BCAP LLC Trust, Ser 2009- RR10, Cl 17A1
5.750%, 06/26/2037 (B)	752	767
BCAP LLC Trust, Ser 2009- RR13, Cl 11A1
5.250%, 05/26/2037 (A)(B)	19	19
BCAP LLC Trust, Ser 2009- RR13, Cl 17A2
5.500%, 04/26/2037 (A)(B)	840	887
BCAP LLC Trust, Ser 2009-RR5, Cl 8A1
5.500%, 11/26/2034 (B)	640	682
BCAP LLC Trust, Ser 2010- RR12, Cl 2A5
4.500%, 01/26/2036 (A)(B)	720	736
BCAP LLC Trust, Ser 2010-RR5, Cl 2A5
5.236%, 04/26/2037 (A)(B)	823	823
BCAP LLC Trust, Ser 2010-RR6, Cl 5A1
5.500%, 11/26/2037 (A)(B)	236	236
BCAP LLC Trust, Ser 2010-RR7, Cl 1A5
5.018%, 04/26/2035 (A)(B)	316	308
BCAP LLC Trust, Ser 2010-RR7, Cl 2A1
2.718%, 07/26/2045 (A)(B)	925	868
BCAP LLC Trust, Ser 2010-RR7, Cl 15A1
1.044%, 01/26/2036 (A)(B)	347	328
BCAP LLC Trust, Ser 2010-RR7, Cl 16A1
0.847%, 02/26/2047 (A)(B)	395	369
BCAP LLC Trust, Ser 2010-RR8, Cl 3A4
5.070%, 05/26/2035 (A)(B)	700	634

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

BCAP LLC Trust, Ser 2011- RR10, Cl 2A1
4.326%, 09/26/2037 (A)(B)	$1,066	$943
BCAP LLC Trust, Ser 2011-RR4, Cl 6A3
5.000%, 08/26/2037 (A)(B)	864	859
BCAP LLC Trust, Ser 2011-RR5, Cl 11A3
0.394%, 05/28/2036 (A)(B)	980	869
BCAP LLC Trust, Ser 2011-RR5, Cl 14A3
2.940%, 07/26/2036 (A)(B)	814	785
BCAP LLC Trust, Ser 2012-RR2, Cl 1A1
0.406%, 08/26/2036 (A)(B)	938	890
BCAP LLC Trust, Ser 2012-RR3, Cl 2A5
4.930%, 05/26/2037 (B)	902	882
Bear Stearns Adjustable Rate Mortgage Trust, Ser 2004-2, Cl 14A
5.090%, 05/25/2034 (A)	238	242
Bear Stearns Adjustable Rate Mortgage Trust, Ser 2004-2, Cl 24A
5.321%, 05/25/2034 (A)	1,031	1,024
Bear Stearns Adjustable Rate Mortgage Trust, Ser 2005-5, Cl A1
2.240%, 08/25/2035 (A)	421	426
Bear Stearns Alternative Trust, Ser 2005-2, Cl 2A4
2.837%, 04/25/2035 (A)	220	168
Bear Stearns Commercial Mortgage Securities, Ser 2002-TOP8, Cl A2
4.830%, 08/15/2038	33	33
Bear Stearns Commercial Mortgage Securities, Ser 2003-PWR2, Cl A4
5.186%, 05/11/2039 (A)	1,624	1,677
Bear Stearns Commercial Mortgage Securities, Ser 2003-T12, Cl A3
4.240%, 08/13/2039 (A)	68	68
Bear Stearns Commercial Mortgage Securities, Ser 2005-PWR7, Cl A2
4.945%, 02/11/2041	95	95
Bear Stearns Commercial Mortgage Securities, Ser 2005-PWR8, Cl X1, IO
0.260%, 06/11/2041 (A)(B)	13,952	197

15	SEI Institutional Investments Trust / Quarterly Reporting / August 31, 2012

Schedule of Investments (Unaudited)

Core Fixed Income Fund

August 31, 2012

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Bear Stearns Commercial Mortgage Securities, Ser 2005-T20, Cl A4A
5.144%, 10/12/2042 (A)	$8,280	$9,283
Bear Stearns Commercial Mortgage Securities, Ser 2006-PW11, Cl A4
5.451%, 03/11/2039 (A)	300	340
Bear Stearns Commercial Mortgage Securities, Ser 2006-T22, Cl A4
5.539%, 04/12/2038 (A)	4,815	5,506
Bear Stearns Commercial Mortgage Securities, Ser 2006-T24, Cl A4
5.537%, 10/12/2041	300	347
Bear Stearns Commercial Mortgage Securities, Ser 2007-PW17, Cl A3
5.736%, 06/11/2050	2,535	2,615
Bear Stearns Commercial Mortgage Securities, Ser 2007-PW17, Cl A4
5.694%, 06/11/2050 (A)	110	129
CC Funding, Ser 2004-1A, Cl A1
0.516%, 01/25/2035 (A)(B)	40	34
CFCRE Commercial Mortgage Trust, Ser 2011-C2, Cl A4
3.834%, 12/15/2047	1,659	1,798
Chase Mortgage Finance, Ser 2003-S15, Cl 2A10
0.686%, 01/25/2034 (A)	54	54
Chase Mortgage Finance, Ser 2003-S9, Cl AP, PO
0.000%, 10/25/2018	107	106
Chase Mortgage Finance, Ser 2005-A1, Cl 2A3
2.734%, 12/25/2035 (A)	12,813	10,901
Chase Mortgage Finance, Ser 2007-A1, Cl 2A1
3.000%, 02/25/2037 (A)	306	312
Chase Mortgage Finance, Ser 2007-A1, Cl 9A1
2.910%, 02/25/2037 (A)	195	199
Chase Mortgage Finance, Ser 2007-A2, Cl 1A1
3.090%, 07/25/2037 (A)	507	490
Citicorp Mortgage Securities, Ser 2004-4, Cl A4
5.500%, 06/25/2034	537	562
Citigroup Commercial Mortgage Trust, Ser 2005-C3, Cl AM
4.830%, 05/15/2043 (A)	440	471
Citigroup Mortgage Loan Trust, Ser 2004-HYB1, Cl A41
3.171%, 02/25/2034 (A)	69	65
Citigroup Mortgage Loan Trust, Ser 2004-RR2, Cl A2
4.699%, 05/25/2034 (A)(B)	1,000	1,031

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Citigroup Mortgage Loan Trust, Ser 2004-UST1, Cl A6
5.060%, 08/25/2034 (A)	$214	$219
Citigroup Mortgage Loan Trust, Ser 2005-2, Cl 2A11
5.500%, 05/25/2035	389	398
Citigroup Mortgage Loan Trust, Ser 2007-AHL1, Cl A2A
0.276%, 12/25/2036 (A)	62	61
Citigroup Mortgage Loan Trust, Ser 2008-AR4, Cl 1A1A
3.022%, 11/25/2038 (A)(B)	892	892
Citigroup Mortgage Loan Trust, Ser 2009-10, Cl 1A1
2.451%, 09/25/2033 (A)(B)	600	600
Citigroup Mortgage Loan Trust, Ser 2009-11, Cl 3A1
5.750%, 05/25/2037 (A)(B)	961	990
Citigroup Mortgage Loan Trust, Ser 2009-5, Cl 8A1
6.000%, 06/25/2036 (B)	1,319	1,390
Citigroup Mortgage Loan Trust, Ser 2010-12, Cl 4A1
0.467%, 07/20/2036 (A)(B)	613	583
Citigroup Mortgage Loan Trust, Ser 2010-7, Cl 10A1
2.610%, 02/25/2035 (A)(B)	327	329
Citigroup Mortgage Loan Trust, Ser 2010-8, Cl 5A6
4.000%, 11/25/2036 (B)	2,591	2,683
Citigroup Mortgage Loan Trust, Ser 2010-8, Cl 6A6
4.500%, 12/25/2036 (B)	2,794	2,903
Citigroup Mortgage Loan Trust, Ser 2011-3, Cl 1A1
0.316%, 02/25/2047 (A)(B)	387	383
Citigroup Mortgage Loan Trust, Ser 2011-5, Cl 1A1
0.425%, 02/25/2046 (A)(B)	696	641
Citigroup, Ser 2005-CD1, Cl AM
5.219%, 07/15/2044 (A)	1,624	1,774
Citigroup, Ser 2006-CD2, Cl X, IO
0.078%, 01/15/2046 (A)(B)	72,065	144
Citigroup, Ser 2007-CD4, Cl XC, IO
0.148%, 12/11/2049 (A)(B)	40,914	319
Commercial Mortgage Asset Trust, Ser 1999-C1, Cl A4
6.975%, 01/17/2032 (A)	703	716
Commercial Mortgage Pass- Through Certificates, Ser 2001-J2A, Cl A2
6.096%, 07/16/2034 (B)	1	1

16	SEI Institutional Investments Trust / Quarterly Reporting / August 31, 2012

Schedule of Investments (Unaudited)

Core Fixed Income Fund

August 31, 2012

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Commercial Mortgage Pass- Through Certificates, Ser 2001-J2A, Cl B
6.304%, 07/16/2034 (B)	$2,500	$2,499
Commercial Mortgage Pass- Through Certificates, Ser 2005-LP5, Cl A4
4.982%, 05/10/2043 (A)	600	660
Commercial Mortgage Pass- Through Certificates, Ser 2012-CR2, IO
2.141%, 08/15/2045 (A)	1,231	157
Commercial Mortgage Pass- Through Certificates, Ser 2012-LC4, Cl A4
3.288%, 12/10/2044	3,148	3,320
Commercial Mortgage Pass- Through Certificates, Ser CR1, Cl A3
3.391%, 05/15/2045	2,770	2,943
Commercial Mortgage Pass- Through Certificates, Ser CR2, Cl A2
2.025%, 08/15/2045	2,464	2,529
Commercial Mortgage Pass- Through Certificates, Ser CR2, Cl ASB
2.752%, 08/15/2045	2,464	2,523
Countrywide Alternative Loan Trust, Ser 2003-20CB, Cl 1A1
5.500%, 10/25/2033	1,914	2,020
Countrywide Alternative Loan Trust, Ser 2004-27CB, Cl A1
6.000%, 12/25/2034	1,862	1,824
Countrywide Alternative Loan Trust, Ser 2004-J1, Cl 1A1
6.000%, 02/25/2034	181	185
Countrywide Alternative Loan Trust, Ser 2004-J6, Cl 2A1
6.500%, 11/25/2031	822	864
Countrywide Alternative Loan Trust, Ser 2004-J6, Cl PO, PO
0.000%, 11/25/2031	270	251
Countrywide Alternative Loan Trust, Ser 2005-27, Cl 2A1
1.497%, 08/25/2035 (A)	3,509	2,061
Countrywide Alternative Loan Trust, Ser 2005-27, Cl 3A2
1.247%, 08/25/2035 (A)	812	423
Countrywide Alternative Loan Trust, Ser 2005-43, Cl 4A1
5.277%, 10/25/2035 (A)	566	441
Countrywide Home Loan Mortgage Pass-Through Trust, Ser 2003-34, Cl A6
5.250%, 09/25/2033	9	9
Countrywide Home Loan Mortgage Pass-Through Trust, Ser 2003-39, Cl A6
5.000%, 10/25/2033	897	928

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Countrywide Home Loan Mortgage Pass-Through Trust, Ser 2003-56, Cl 6A1
2.824%, 12/25/2033 (A)	$440	$399
Countrywide Home Loan Mortgage Pass-Through Trust, Ser 2003-J13, Cl 1A7
5.250%, 01/25/2034	1,380	1,426
Countrywide Home Loan Mortgage Pass-Through Trust, Ser 2003-J7, Cl 4A3
9.469%, 08/25/2018 (A)	80	88
Countrywide Home Loan Mortgage Pass-Through Trust, Ser 2004-14, Cl 4A1
4.948%, 08/25/2034 (A)	554	561
Countrywide Home Loan Mortgage Pass-Through Trust, Ser 2004-20, Cl 2A1
2.770%, 09/25/2034 (A)	63	46
Countrywide Home Loan Mortgage Pass-Through Trust, Ser 2004-5, Cl 1A4
5.500%, 06/25/2034	699	728
Countrywide Home Loan Mortgage Pass-Through Trust, Ser 2004-8, Cl 2A1
4.500%, 06/25/2019	686	699
Countrywide Home Loan Mortgage Pass-Through Trust, Ser 2005-20, Cl A7
5.250%, 12/25/2027	737	658
Countrywide Home Loan Mortgage Pass-Through Trust, Ser 2005-HYB5, Cl 4A1
4.935%, 09/20/2035 (A)	562	473
Countrywide Home Loan Mortgage Pass-Through Trust, Ser 2005-R3, Cl AF
0.635%, 09/25/2035 (A)(B)	4,531	3,780
Credit Suisse First Boston Mortgage Securities, Ser 2001-MH29, Cl A
5.600%, 09/25/2031	226	230
Credit Suisse First Boston Mortgage Securities, Ser 2003-27, Cl 5A3
5.250%, 11/25/2033	1,195	1,231
Credit Suisse First Boston Mortgage Securities, Ser 2003-27, Cl 5A4
5.250%, 11/25/2033	472	489
Credit Suisse First Boston Mortgage Securities, Ser 2003-29, Cl 5A1
7.000%, 12/25/2033	262	280
Credit Suisse First Boston Mortgage Securities, Ser 2003-29, Cl 8A1
6.000%, 11/25/2018	426	436

17	SEI Institutional Investments Trust / Quarterly Reporting / August 31, 2012

Schedule of Investments (Unaudited)

Core Fixed Income Fund

August 31, 2012

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Credit Suisse First Boston Mortgage Securities, Ser 2004-4, Cl 2A4
5.500%, 09/25/2034	$654	$684
Credit Suisse First Boston Mortgage Securities, Ser 2004-8, Cl 1A4
5.500%, 12/25/2034	710	748
Credit Suisse First Boston Mortgage Securities, Ser 2004-AR5, Cl 7A2
2.924%, 06/25/2034 (A)	630	634
Credit Suisse First Boston Mortgage Securities, Ser 2005-4, Cl 3A24
18.163%, 06/25/2035 (A)	75	82
Credit Suisse First Boston Mortgage Securities, Ser 2005-C1, Cl A3
4.813%, 02/15/2038	881	904
Credit Suisse First Boston Mortgage Securities, Ser 2005-C2, Cl A4
4.832%, 04/15/2037	2,974	3,218
Credit Suisse First Boston Mortgage Securities, Ser 2005-C3, Cl AM
4.730%, 07/15/2037	400	428
Credit Suisse First Boston Mortgage Securities, Ser 2005-CF1, Cl A3
0.746%, 03/25/2045 (A)(B)	120	119
Credit Suisse Mortgage Capital Certificates, Ser 2006-6, Cl 2A1
0.835%, 07/25/2036 (A)	57	28
Credit Suisse Mortgage Capital Certificates, Ser 2006-C2, Cl A3
5.663%, 03/15/2039 (A)	825	920
Credit Suisse Mortgage Capital Certificates, Ser 2006-C4, Cl A3
5.467%, 09/15/2039	1,439	1,626
Credit Suisse Mortgage Capital Certificates, Ser 2006-C5, Cl A3
5.311%, 12/15/2039	8,273	9,332
Credit Suisse Mortgage Capital Certificates, Ser 2009-12R, Cl 7A1
5.500%, 10/27/2035 (B)	37	37
Credit Suisse Mortgage Capital Certificates, Ser 2010-11R, Cl A1
1.234%, 06/28/2047 (A)(B)	69	69

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Credit Suisse Mortgage Capital Certificates, Ser 2010-12R, Cl 14A1
2.776%, 09/26/2046 (A)(B)	$446	$443
Credit Suisse Mortgage Capital Certificates, Ser 2010-15R, Cl 7A1
5.340%, 10/26/2037 (A)(B)	105	104
Credit Suisse Mortgage Capital Certificates, Ser 2010-16, Cl A3
4.250%, 06/25/2050 (A)(B)	400	374
Credit Suisse Mortgage Capital Certificates, Ser 2010-1R, Cl 26A1
4.750%, 05/27/2037 (B)	484	484
Credit Suisse Mortgage Capital Certificates, Ser 2011-16R, Cl 7A3
3.500%, 12/27/2036 (A)(B)	370	367
Credit Suisse Mortgage Capital Certificates, Ser 2011-1R, Cl A1
1.244%, 02/27/2047 (A)(B)	1,132	1,114
Credit Suisse Mortgage Capital Certificates, Ser 2011-6R, Cl 3A1
2.957%, 07/28/2036 (A)(B)	712	672
Credit Suisse Mortgage Capital Certificates, Ser 2011-7R, Cl A1
1.485%, 08/28/2047 (A)(B)	1,600	1,574
Credit Suisse Mortgage Capital Certificates, Ser 2011-9R, Cl A1
2.234%, 03/27/2046 (A)(B)	2,247	2,229
Credit Suisse Mortgage Capital Certificates, Ser 2012-3R, Cl 1A1
3.250%, 07/27/2037 (A)(B)	1,363	1,371
CW Capital Cobalt, Ser 2006-C1, Cl A4
5.223%, 08/15/2048	1,070	1,198
DBRR Trust, Ser 2011-LC2, Cl A4A
4.537%, 07/12/2044 (A)(B)	2,845	3,286
DBUBS Mortgage Trust, Ser 2011-LC2A, Cl A4
4.537%, 07/10/2044 (B)	4,245	4,810

18	SEI Institutional Investments Trust / Quarterly Reporting / August 31, 2012

Schedule of Investments (Unaudited)

Core Fixed Income Fund

August 31, 2012

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

DBUBS Mortgage Trust, Ser 2011-LC3A, Cl XA, IO
1.497%, 08/10/2044 (A)(B)	$6,639	$330
Deutsche Mortgage Securities, Ser 2009-RS2, Cl 4A1
0.376%, 04/26/2037 (A)(B)	296	287
Deutsche Mortgage Securities, Ser 2010-RS2, Cl A1
1.483%, 06/28/2047 (A)(B)	244	242
Deutsche Securities Alternative Loan Trust, Ser 2005-1, Cl 2A1
5.622%, 02/25/2020 (A)	258	266
Developers Diversified Realty, Ser 2009-DDR1, Cl A
3.807%, 10/14/2022 (B)	5,596	5,880
DSLA Mortgage Loan Trust, Ser 2004-AR2, Cl A2B
0.637%, 11/19/2044 (A)	1,783	1,013
FDIC Structured Sale Guaranteed Notes, Ser 2010-C1, Cl A
2.980%, 12/06/2020 (B)	1,072	1,122
FDIC Structured Sale Guaranteed Notes, Ser 2010-S1, Cl 1A
0.781%, 02/25/2048 (A)(B)	3,690	3,698
First Horizon Alternative Mortgage Securities, Ser 2004-AA3, Cl A1
2.564%, 09/25/2034 (A)	484	453
First Horizon Asset Securities, Ser 2003-8, Cl 2A1
4.500%, 09/25/2018	548	558
Fontainebleau Miami Beach Trust, Ser 2012-FBLU, Cl A
2.887%, 05/05/2027 (B)	611	634
GE Business Loan Trust, Ser 2003-2A, Cl A
0.610%, 11/15/2031 (A)(B)	1,921	1,791
GE Business Loan Trust, Ser 2005-2A, Cl B
0.740%, 11/15/2033 (A)(B)	1,895	1,520
GE Capital Commercial Mortgage, Ser 2005-C1, Cl A5
4.772%, 06/10/2048 (A)	75	81
GE Capital Commercial Mortgage, Ser 2005-C1, Cl AJ
4.826%, 06/10/2048 (A)	1,000	1,034
GE Capital Commercial Mortgage, Ser 2005-C1, Cl B
4.846%, 06/10/2048 (A)	500	493
GE Capital Commercial Mortgage, Ser 2007-C1, Cl A4
5.543%, 12/10/2049	900	1,008
GMAC Commercial Mortgage Securities, Ser 2001-C2, Cl B
6.790%, 04/15/2034	293	293

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

GMAC Commercial Mortgage Securities, Ser 2002-C3, Cl A2
4.930%, 07/10/2039	$125	$126
GMAC Commercial Mortgage Securities, Ser 2003-C3, Cl A4
5.023%, 04/10/2040	760	788
GMAC Commercial Mortgage Securities, Ser 2006-C1, Cl A4
5.238%, 11/10/2045 (A)	700	774
GMAC Commercial Mortgage Securities, Ser 2006-C1, Cl AM
5.290%, 11/10/2045 (A)	1,628	1,694
GMAC Commercial Mortgage Securities, Ser C2, Cl A1
4.576%, 05/10/2040	1,119	1,131
GMAC Mortgage Loan Trust, Ser 2003-AR1, Cl A4
3.066%, 10/19/2033 (A)	1,463	1,503
GMAC Mortgage Loan Trust, Ser 2003-GH2, Cl A4
5.000%, 10/25/2033	487	483
GMAC Mortgage Loan Trust, Ser 2003-J7, Cl A7
5.000%, 11/25/2033	798	832
GMAC Mortgage Loan Trust, Ser 2004-J5, Cl A7
6.500%, 01/25/2035	620	639
GMAC Mortgage Loan Trust, Ser 2004-J6, Cl 1A1
5.000%, 01/25/2020	270	277
Greenwich Capital Commercial Funding, Ser 2004-GG1, Cl A6
5.135%, 06/10/2036 (A)	76	76
Greenwich Capital Commercial Funding, Ser 2004-GG1, Cl A7
5.317%, 06/10/2036 (A)(C)	8,235	8,702
Greenwich Capital Commercial Funding, Ser 2005-GG3, Cl AJ
4.859%, 08/10/2042 (A)	220	231
Greenwich Capital Commercial Funding, Ser 2005-GG5, Cl A5
5.224%, 04/10/2037 (A)	5,905	6,507
Greenwich Capital Commercial Funding, Ser 2006-GG7, Cl A4
6.070%, 07/10/2038 (A)	1,620	1,870
Greenwich Capital Commercial Funding, Ser 2007-GG11, Cl A4
5.736%, 12/10/2049	2,182	2,493
Greenwich Capital Commercial Funding, Ser GG7, Cl AM
6.070%, 07/10/2038 (A)	1,010	1,073
GS Mortgage Securities II, Ser 2006-GG6, Cl A4
5.553%, 04/10/2038 (A)	1,000	1,128
GS Mortgage Securities II, Ser 2006-GG8, Cl X, IO
0.608%, 11/10/2039 (A) (B)	10,816	216

19	SEI Institutional Investments Trust / Quarterly Reporting / August 31, 2012

Schedule of Investments (Unaudited)

Core Fixed Income Fund

August 31, 2012

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

GS Mortgage Securities II, Ser 2010-C1, Cl A2
4.592%, 08/10/2043 (B)	$1,057	$1,206
GS Mortgage Securities II, Ser 2011-GC5, IO
1.768%, 08/10/2044 (A)(B)	2,166	191
GS Mortgage Securities II, Ser 2011-GC5, Cl A4
3.707%, 08/10/2044	10,105	10,995
GS Mortgage Securities II, Ser GC5, Cl A2
2.999%, 08/10/2044	55	59
GSMPS Mortgage Loan Trust, Ser 1998-1, Cl A
8.000%, 09/19/2027 (A)(B)	4	4
GSMPS Mortgage Loan Trust, Ser 2005-RP3, IO
5.049%, 09/25/2035 (A)(B)	452	68
GSMPS Mortgage Loan Trust, Ser 2005-RP3, Cl 1AF
0.586%, 09/25/2035 (A)(B)	565	457
GSMPS Mortgage Loan Trust, Ser 2006-RP2, Cl 1AF1
0.646%, 04/25/2036 (A)(B)	1,764	1,425
GSR Mortgage Loan Trust, Ser 2004-8F, Cl 2A3
6.000%, 09/25/2034	700	733
GSR Mortgage Loan Trust, Ser 2005-5F, Cl 8A3
0.736%, 06/25/2035 (A)	201	191
GSR Mortgage Loan Trust, Ser 2007-1F, Cl 2A4
5.500%, 01/25/2037	119	123
Homestar Mortgage Acceptance, Ser 2004-5, Cl A1
0.686%, 10/25/2034 (A)	890	884
Impac CMB Trust, Ser 2005-4, Cl 2A1
0.546%, 05/25/2035 (A)	407	396
Impac Funding LLC, Ser 2010-1, Cl A1
5.314%, 01/25/2051 (B)	4,510	4,945
Impac Secured Assets CMN Owner Trust, Ser 2003-2, Cl A1
5.500%, 08/25/2033	626	657
Impac Secured Assets CMN Owner Trust, Ser 2006-1, Cl 2A1
0.586%, 05/25/2036 (A)	509	501
Impac Secured Assets CMN Owner Trust, Ser 2006-2, Cl 2A1
0.586%, 08/25/2036 (A)	1,340	1,349
Indymac INDA Mortgage Loan Trust, Ser 2007-AR7, Cl 1A1
5.543%, 11/25/2037 (A)	1,306	1,101

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Indymac Index Mortgage Loan Trust, Ser 2004-AR6, Cl 6A1
3.062%, 10/25/2034 (A)	$30	$29
Indymac Index Mortgage Loan Trust, Ser 2004-AR7, Cl A2
1.096%, 09/25/2034 (A)	40	29
Indymac Index Mortgage Loan Trust, Ser 2004-AR8, Cl 2A2A
1.036%, 11/25/2034 (A)	62	43
Indymac Index Mortgage Loan Trust, Ser 2007-AR5, Cl 1A1
6.346%, 05/25/2037 (A)	78	35
JPMorgan Alternative Loan Trust, Ser 2006-A7, Cl 2A6
5.750%, 12/25/2036 (A)	11,145	3,829
JPMorgan Chase Commercial Mortgage Securities, Ser 2001-CIB2, Cl D
6.847%, 04/15/2035 (A)	851	856
JPMorgan Chase Commercial Mortgage Securities, Ser 2002-C2, Cl B
5.211%, 12/12/2034 (A)	403	404
JPMorgan Chase Commercial Mortgage Securities, Ser 2003-CB6, Cl A1
4.393%, 07/12/2037	3	3
JPMorgan Chase Commercial Mortgage Securities, Ser 2004-LN2, Cl A2
5.115%, 07/15/2041	3,808	4,045
JPMorgan Chase Commercial Mortgage Securities, Ser 2005-CB11, Cl AJ
5.362%, 08/12/2037 (A)	700	747
JPMorgan Chase Commercial Mortgage Securities, Ser 2005-LDP2, Cl A3A
4.678%, 07/15/2042	352	357
JPMorgan Chase Commercial Mortgage Securities, Ser 2006-CB15, Cl X1, IO
0.074%, 06/12/2043 (A)	52,934	348
JPMorgan Chase Commercial Mortgage Securities, Ser 2006-LDP8, Cl A4
5.399%, 05/15/2045	680	782
JPMorgan Chase Commercial Mortgage Securities, Ser 2006-LDP8, Cl AM
5.440%, 05/15/2045	480	529
JPMorgan Chase Commercial Mortgage Securities, Ser 2006-LDP9, Cl A2
5.134%, 05/15/2047	591	621
JPMorgan Chase Commercial Mortgage Securities, Ser 2006-LDP9, Cl A3
5.336%, 05/15/2047	1,150	1,300

20	SEI Institutional Investments Trust / Quarterly Reporting / August 31, 2012

Schedule of Investments (Unaudited)

Core Fixed Income Fund

August 31, 2012

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

JPMorgan Chase Commercial Mortgage Securities, Ser 2006-LDP9, Cl A3SF
0.395%, 05/15/2047 (A)	$800	$755
JPMorgan Chase Commercial Mortgage Securities, Ser 2007-C1, Cl A4
5.716%, 02/15/2051	1,005	1,170
JPMorgan Chase Commercial Mortgage Securities, Ser 2010-C1, Cl A1
3.853%, 06/15/2043 (B)	6,207	6,639
JPMorgan Chase Commercial Mortgage Securities, Ser 2010-CNTR, Cl A1
3.300%, 08/05/2032 (B)	1,001	1,072
JPMorgan Chase Commercial Mortgage Securities, Ser 2010-CNTR, Cl A2
4.311%, 08/05/2032 (B)	1,668	1,829
JPMorgan Chase Commercial Mortgage Securities, Ser 2011-C3, Cl A4
4.717%, 02/16/2046 (B)	1,530	1,751
JPMorgan Chase Commercial Mortgage Securities, Ser 2012-CBX, Cl A3
3.139%, 06/16/2045	1,852	1,957
JPMorgan Chase Commercial Mortgage Securities, Ser LD11, Cl A4
6.003%, 06/15/2049 (A)	4,623	5,259
JPMorgan Chase Commercial Mortgage Securities, Ser LDPX, Cl A3
5.420%, 01/15/2049	1,532	1,748
JPMorgan Chase Commercial Mortgage, Ser 2004-C3, Cl A5
4.878%, 01/15/2042	85	92
JPMorgan Mortgage Trust, Ser 2004-A3, Cl 4A1
3.041%, 07/25/2034 (A)	152	152
JPMorgan Mortgage Trust, Ser 2004-A3, Cl SF3
2.388%, 06/25/2034 (A)	1,982	1,999
JPMorgan Mortgage Trust, Ser 2004-A4, Cl 1A1
2.995%, 09/25/2034 (A)	151	154
JPMorgan Mortgage Trust, Ser 2004-A5, Cl 4A2
2.472%, 12/25/2034 (A)	47	47
JPMorgan Mortgage Trust, Ser 2004-A5, Cl 4A4
2.472%, 12/25/2034 (A)	11,500	11,628
JPMorgan Mortgage Trust, Ser 2005-A1, Cl 3A4
5.001%, 02/25/2035 (A)	946	975
JPMorgan Mortgage Trust, Ser 2005-A1, Cl 5A1
4.485%, 02/25/2035 (A)	34	35

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

JPMorgan Mortgage Trust, Ser 2005-A2, Cl 5A2
4.273%, 04/25/2035 (A)	$360	$366
JPMorgan Mortgage Trust, Ser 2005-A3, Cl 3A3
2.569%, 06/25/2035 (A)	25	25
JPMorgan Mortgage Trust, Ser 2005-A3, Cl 5A3
2.901%, 06/25/2035 (A)	599	534
JPMorgan Mortgage Trust, Ser 2005-A5, Cl 3A2
2.745%, 08/25/2035 (A)	251	252
JPMorgan Mortgage Trust, Ser 2006-A2, Cl 2A2
5.401%, 04/25/2036 (A)	13,889	12,557
JPMorgan Mortgage Trust, Ser 2006-A2, Cl 4A1
2.993%, 08/25/2034 (A)	1,426	1,434
JPMorgan Mortgage Trust, Ser 2006-A2, Cl 5A3
2.665%, 11/25/2033 (A)	1,203	1,224
JPMorgan Mortgage Trust, Ser 2006-A3, Cl 3A4
5.449%, 05/25/2036 (A)	11,250	9,720
JPMorgan Mortgage Trust, Ser 2006-A3, Cl 6A1
2.956%, 08/25/2034 (A)	634	624
JPMorgan Re-REMIC, Ser 2009- 6, Cl 4A1
5.560%, 09/26/2036	459	455
JPMorgan Re-REMIC, Ser 2010- 4, Cl 7A1
4.246%, 08/26/2035 (A)(B)	346	340
LB Commercial Conduit Mortgage Trust, Ser 2007-C3, Cl A3
5.875%, 07/15/2044 (A)	844	892
LB-UBS Commercial Mortgage Trust, Ser 2004-C7, Cl A5
4.628%, 10/15/2029	699	713
LB-UBS Commercial Mortgage Trust, Ser 2005-C3
4.794%, 07/15/2040	2,815	3,018
LB-UBS Commercial Mortgage Trust, Ser 2006-C1, Cl A4
5.156%, 02/15/2031	350	392
LB-UBS Commercial Mortgage Trust, Ser 2006-C1, Cl XCL, IO
0.152%, 02/15/2041 (A)(B)	24,345	248
LB-UBS Commercial Mortgage Trust, Ser 2006-C4, Cl A4
5.869%, 06/15/2038 (A)	450	518
LB-UBS Commercial Mortgage Trust, Ser 2007-C1, Cl A3
5.398%, 02/15/2040	272	284
LB-UBS Commercial Mortgage Trust, Ser 2007-C6, Cl A4
5.858%, 07/15/2040 (A)	1,740	2,033

21	SEI Institutional Investments Trust / Quarterly Reporting / August 31, 2012

Schedule of Investments (Unaudited)

Core Fixed Income Fund

August 31, 2012

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

LB-UBS Commercial Mortgage Trust, Ser 2007-C7, Cl A3
5.866%, 09/15/2045 (A)	$490	$578
LB-UBS Commercial Mortgage Trust, Ser C1, Cl A4
5.424%, 02/15/2040	190	218
LVII Resecuritization Trust, Ser 2009-2, Cl A5
3.000%, 09/27/2037 (A)(B)	616	618
LVII Resecuritization Trust, Ser 2009-3, Cl M3
5.582%, 11/27/2037 (A)(B)	300	318
Master Adjustable Rate Mortgages Trust, Ser 2004-13, Cl 3A7
2.623%, 11/21/2034 (A)	1,585	1,595
Master Adjustable Rate Mortgages Trust, Ser 2004-13, Cl 3A7A
2.623%, 11/21/2034 (A)	11,650	11,894
Master Alternative Loans Trust, Ser 2004-4, Cl 1A1
5.500%, 05/25/2034	2,039	2,143
Master Reperforming Loan Trust, Ser 2005-1, Cl 1A1
6.000%, 08/25/2034 (B)	2,850	2,792
Master Reperforming Loan Trust, Ser 2006-1, Cl 1A1F
0.606%, 07/25/2035 (A)(B)	1,268	980
Master Seasoned Securities Trust, Ser 2004-2, Cl A2
6.500%, 08/25/2032	19	20
Master Seasoned Securities Trust, Ser 2005-1, Cl 4A1
2.510%, 10/25/2032 (A)	128	129
MASTR Adjustable Rate Mortgages Trust 2004-5, Ser 2004-5, Cl 3A1
3.059%, 06/25/2034 (A)	60	54
MASTR Adjustable Rate Mortgages Trust, Ser 2004-13, Cl 3A6
2.623%, 11/21/2034 (A)	213	217
MASTR Alternative Loans Trust, Ser 2003-9, Cl 2A1
6.000%, 12/25/2033	320	339
MASTR Alternative Loans Trust, Ser 2006-3, Cl AA3
6.250%, 07/25/2036	720	561
MASTR Asset Securitization Trust, Ser 2003-11, Cl 9A6
5.250%, 12/25/2033	866	905
MASTR Asset Securitization Trust, Ser 2003-2, Cl 1A1
5.000%, 03/25/2018	78	81
MASTR Asset Securitization Trust, Ser 2003-3, Cl 3A18
5.500%, 04/25/2033	301	311

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

MASTR Reperforming Loan Trust, Ser 2005-2, Cl 1A1F
0.596%, 05/25/2035 (A)(B)	$568	$433
MASTR Resecuritization Trust, Ser 2005-PO, Cl 3PO, PO
0.000%, 05/28/2035 (B)	256	200
MASTR Seasoned Securities Trust, Ser 2004-1, Cl 4A1
2.716%, 10/25/2032 (A)	13	13
Merrill Lynch Mortgage Investors, Ser 2003-A4, Cl 2A
2.745%, 07/25/2033 (A)	160	163
Merrill Lynch Mortgage Investors, Ser 2004-A1, Cl 2A1
2.694%, 02/25/2034 (A)	178	178
Merrill Lynch Mortgage Investors, Ser 2004-A1, Cl 4A
5.205%, 02/25/2034 (A)	1,911	1,987
Merrill Lynch Mortgage Investors, Ser 2004-A4, Cl A2
2.585%, 08/25/2034 (A)	342	346
Merrill Lynch Mortgage Trust, Ser 2005-CIP1, Cl A3A
4.949%, 07/12/2038 (A)	1,069	1,125
Merrill Lynch Mortgage Trust, Ser 2005-LC1, Cl A4
5.291%, 01/12/2044 (A)	820	915
Merrill Lynch Mortgage Trust, Ser 2005-LC1, Cl AJ
5.319%, 01/12/2044 (A)	480	499
Merrill Lynch Mortgage Trust, Ser 2006-1, Cl 1A
2.369%, 02/25/2036 (A)	352	295
Merrill Lynch Mortgage Trust, Ser 2006-C1, Cl A4
5.659%, 05/12/2039 (A)	505	578
Merrill Lynch, Ser 2006-4, Cl XC, IO
0.197%, 12/12/2049 (A)(B)	15,463	196
Merrill Lynch/Countrywide Commercial Mortgage Trust, Ser 2006-4, Cl A3
5.172%, 12/12/2049 (A)	4,570	5,195
Merrill Lynch/Countrywide Commercial Mortgage Trust, Ser 2007-6, Cl A4
5.485%, 03/12/2051 (A)	1,450	1,614
MLCC Mortgage Investors, Ser 2004-1, Cl 2A1
2.376%, 12/25/2034 (A)	604	620
MLCC Mortgage Investors, Ser 2004-A, Cl A2
0.990%, 04/25/2029 (A)	364	357
MLCC Mortgage Investors, Ser 2004-B, Cl A3
2.309%, 05/25/2029 (A)	519	517
MLCC Mortgage Investors, Ser 2004-D, Cl A2
1.473%, 09/25/2029 (A)	414	410

22	SEI Institutional Investments Trust / Quarterly Reporting / August 31, 2012

Schedule of Investments (Unaudited)

Core Fixed Income Fund

August 31, 2012

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

MLCC Mortgage Investors, Ser 2005-1, Cl 2A1
2.353%, 04/25/2035 (A)	$62	$59
Morgan Stanley Bank of America Merrill Lynch Trust, Ser 2012- C5, IO
2.101%, 08/15/2045 (A)(B)	5,180	587
Morgan Stanley Bank of America Merrill Lynch Trust, Ser 2012- C5, Cl A3
2.825%, 08/15/2045	2,688	2,782
Morgan Stanley Capital I, Ser 2004-T13, Cl A3
4.390%, 09/13/2045	268	270
Morgan Stanley Capital I, Ser 2005-HQ5, Cl AAB
5.037%, 01/14/2042	244	251
Morgan Stanley Capital I, Ser 2005-HQ7, Cl AAB
5.188%, 11/14/2042 (A)	257	258
Morgan Stanley Capital I, Ser 2005-T19, Cl A4A
4.890%, 06/12/2047	7,400	8,152
Morgan Stanley Capital I, Ser 2006-HQ9, Cl A4
5.731%, 07/12/2044 (A)	4,685	5,380
Morgan Stanley Capital I, Ser 2006-T21, Cl A4
5.162%, 10/12/2052 (A)	11,945	13,392
Morgan Stanley Capital I, Ser 2006-T23, Cl A4
5.983%, 08/12/2041 (A)	6,350	7,417
Morgan Stanley Capital I, Ser 2007-HQ11, Cl X, IO
0.226%, 02/12/2044 (A)(B)	42,854	284
Morgan Stanley Capital I, Ser 2007-IQ15, Cl A4
5.880%, 06/11/2049 (A)	1,000	1,158
Morgan Stanley Capital I, Ser 2007-T27, Cl A4
5.823%, 06/11/2042 (A)	300	352
Morgan Stanley Capital I, Ser 2011-C3, Cl A2
3.224%, 07/15/2049	1,620	1,749
Morgan Stanley Capital I, Ser 2011-C3, Cl A3
4.054%, 07/15/2049	340	380
Morgan Stanley Capital I, Ser 2011-C3, Cl A4
4.118%, 07/15/2049	950	1,067
Morgan Stanley Capital I, Ser 2012-C4, Cl A4
3.244%, 03/15/2045	2,709	2,851
Morgan Stanley Dean Witter Capital I, Ser 2001-TOP3, Cl A4
6.390%, 07/15/2033	54	54
Morgan Stanley Dean Witter Capital I, Ser 2003-HQ2, Cl A2
4.920%, 03/12/2035	788	796

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Morgan Stanley Dean Witter Capital I, Ser 2003-HQ2, Cl B
5.040%, 03/12/2035	$721	$729
Morgan Stanley Mortgage Loan Trust, Ser 2004-3, Cl 4A
5.669%, 04/25/2034 (A)	631	643
Morgan Stanley Mortgage Loan Trust, Ser 2007-3XS, Cl 2A3S
5.858%, 01/25/2047	28	20
Morgan Stanley Mortgage Loan Trust, Ser 2007-6XS, Cl 2A1S
0.345%, 02/25/2047 (A)	177	153
Morgan Stanley Re-REMIC Trust
2.000%, 07/27/2049	1,799	1,811
Morgan Stanley Re-REMIC Trust, Ser 2009-IO, Cl A1
3.000%, 07/17/2056 (B)	123	123
Morgan Stanley Re-REMIC Trust, Ser 2009-IO, Cl A2
5.000%, 07/17/2056 (B)	1,300	1,329
Morgan Stanley Re-REMIC Trust, Ser 2010-C30A, Cl A3A
3.250%, 12/17/2043 (B)	120	120
Morgan Stanley Re-REMIC Trust, Ser 2010-HQ4B, Cl A7A
4.970%, 04/16/2040 (B)	1,300	1,377
Morgan Stanley Re-REMIC Trust, Ser 2011-IO, Cl A
2.500%, 03/23/2051 (B)	1,450	1,461
Morgan Stanley Re-REMIC Trust, Ser 2012-XA, Cl B
0.250%, 07/27/2049	400	280
New York Mortgage Trust, Ser 2006-1, Cl 2A2
2.948%, 05/25/2036 (A)	564	487
Nomura Resecuritization Trust, Ser 2010-6RA, Cl 1A5
2.520%, 03/26/2036	688	684
PennyMac Loan Trust, Ser 2011- NPL1, Cl A
5.250%, 09/25/2051	211	212
Prime Mortgage Trust, Ser 2004- CL1, Cl 1A1
6.000%, 02/25/2034	258	273
Prime Mortgage Trust, Ser 2004- CL1, Cl 1PO, PO
0.000%, 02/25/2034	75	72
Prime Mortgage Trust, Ser 2006- DR1, Cl 2A1
5.500%, 05/25/2035 (B)	2,396	2,207
RALI Trust, Ser 2003-QS17, Cl NB1
5.250%, 09/25/2033	9	9
RALI Trust, Ser 2005-QO5
1.148%, 01/25/2046 (A)	1,300	757
RAMP Trust, Ser 2004-SL1, Cl A7
7.000%, 11/25/2031	183	188
RAMP Trust, Ser 2005-SL1, Cl A5
6.500%, 05/25/2032	59	57

23	SEI Institutional Investments Trust / Quarterly Reporting / August 31, 2012

Schedule of Investments (Unaudited)

Core Fixed Income Fund

August 31, 2012

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

RBSSP Resecuritization Trust, Ser 2010-12, Cl 8A1
4.000%, 06/27/2021 (B)	$508	$511
RBSSP Resecuritization Trust, Ser 2010-9, Cl 7A5
4.000%, 05/26/2037 (A)(B)	831	830
RBSSP Resecuritization Trust, Ser 2012-3, Cl 3A1
0.395%, 09/26/2036 (A)(B)	926	825
Residential Accredit Loans, Ser 2003-QS15, Cl A7
5.500%, 08/25/2033	655	677
Residential Accredit Loans, Ser 2003-QS18, Cl A1
5.000%, 09/25/2018	328	338
Residential Accredit Loans, Ser 2003-QS19, Cl A1
5.750%, 10/25/2033	397	413
Residential Accredit Loans, Ser 2004-QS7, Cl A4
5.500%, 05/25/2034	1,573	1,452
Residential Accredit Loans, Ser 2005-QO2, Cl A1
1.507%, 09/25/2045 (A)	933	568
Residential Asset Mortgage Products, Ser 2004-SL1, Cl A8
6.500%, 11/25/2031	664	685
Residential Asset Mortgage Products, Ser 2004-SL3, Cl A2
6.500%, 12/25/2031	1,254	1,282
Residential Asset Securitization Trust, Ser 2003-A5, Cl A1
5.500%, 06/25/2033	409	427
Residential Asset Securitization Trust, Ser 2004-IP2, Cl 2A1
2.710%, 12/25/2034 (A)	1,516	1,521
Residential Funding Mortgage Securities I, Ser 2003-S4, Cl A4
5.750%, 03/25/2033	395	417
Residential Funding Mortgage Securities I, Ser 2004-S5, Cl 1A9
5.500%, 05/25/2022	655	659
Salomon Brothers Mortgage Securities VII, Ser 2003-HYB1, Cl A
2.736%, 09/25/2033 (A)	649	642
Sequoia Mortgage Trust, Ser 2004-12, Cl A3
1.048%, 01/20/2035 (A)	849	668
Sequoia Mortgage Trust, Ser 2010-H1, Cl A1
3.750%, 02/25/2040 (A)	256	265
Sequoia Mortgage Trust, Ser 2011-1, Cl A1
4.125%, 02/25/2041 (A)	455	478

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Springleaf Mortgage Loan Trust, Ser 2011-1A, Cl A1
4.050%, 01/25/2058 (A)(B)	$892	$918
Springleaf Mortgage Loan Trust, Ser 2011-1A, Cl A2
5.450%, 01/25/2058 (A)(B)	1,000	1,049
Springleaf Mortgage Loan Trust, Ser 2012-1A, Cl A
2.667%, 09/25/2057 (A)(B)	411	414
Springleaf Mortgage Loan Trust, Ser 2012-1A, Cl M3
6.000%, 09/25/2057 (A)(B)	700	691
Springleaf Mortgage Loan Trust, Ser 2012-2A, Cl A
2.220%, 10/25/2057 (B)	1,430	1,429
Springleaf Mortgage Loan Trust, Ser 2012-2A, Cl M4
6.000%, 10/25/2057 (A)(B)	800	777
Structured Adjustable Rate Mortgage Loan Trust, Ser 2004-6, Cl 5A4
4.910%, 06/25/2034 (A)	600	606
Structured Adjustable Rate Mortgage Loan Trust, Ser 2005-19XS, Cl 1A1
0.556%, 10/25/2035 (A)	4,106	2,724
Structured Asset Mortgage Investments, Ser 2004-AR5, Cl 1A1
0.907%, 10/19/2034 (A)	300	272
Structured Asset Mortgage Investments, Ser 2005-AR3, Cl 1A1
0.506%, 08/25/2035 (A)	282	206
Structured Asset Mortgage Investments, Ser 2007-AR6, Cl A1
1.648%, 08/25/2047 (A)	156	99
Structured Asset Securities, Ser 2001-15A, Cl 4A1
2.560%, 10/25/2031 (A)	55	55
Structured Asset Securities, Ser 2003-16, Cl A3
0.736%, 06/25/2033 (A)	457	441
Structured Asset Securities, Ser 2003-31A, Cl 2A7
2.783%, 10/25/2033	9,563	9,542
Structured Asset Securities, Ser 2003-32, Cl 1A1
5.278%, 11/25/2033 (A)	180	190
Structured Asset Securities, Ser 2003-33H, Cl 1A1
5.500%, 10/25/2033	746	754
Structured Asset Securities, Ser 2003-37A, Cl 2A
5.026%, 12/25/2033 (A)	245	250

24	SEI Institutional Investments Trust / Quarterly Reporting / August 31, 2012

Schedule of Investments (Unaudited)

Core Fixed Income Fund

August 31, 2012

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Structured Asset Securities, Ser 2004-5H, Cl A4
5.540%, 12/25/2033	$821	$804
Thornburg Mortgage Securities Trust, Ser 2003-4, Cl A1
0.886%, 09/25/2043 (A)	655	660
TIAA Seasoned Commercial Mortgage Trust, Ser 2007-C4, Cl A3
5.616%, 08/15/2039 (A)	2,500	2,670
UBS-BAMLL Trust, Ser 2012- WRM, Cl A
3.663%, 06/10/2030 (B)	866	918
UBS-Barclays Commercial Mortgage Trust, Ser 2012-C2, IO
1.994%, 05/10/2063 (A)(B)	3,741	397
UBS-Barclays Commercial Mortgage Trust, Ser 2012-C2, Cl A4
3.525%, 05/10/2063	416	444
Vendee Mortgage Trust CMO, Ser 1993-1, Cl ZB
7.250%, 02/15/2023	2,178	2,526
Vericrest Opportunity Loan Transferee, Ser 2011-NL1A, Cl A1
5.926%, 12/26/2050 (A)(B)	115	115
Vericrest Opportunity Loan Transferee, Ser 2011-NL1A, Cl A2
9.077%, 12/26/2050 (A)(B)	900	901
Vericrest Opportunity Loan Transferee, Ser 2011-NL2A, Cl A1
5.682%, 06/25/2051 (A)(B)	62	62
Vericrest Opportunity Loan Transferee, Ser 2011-NL2A, Cl A2
9.317%, 06/25/2051 (A)(B)	500	502
Vericrest Opportunity Loan Transferee, Ser 2011-NL3A, Cl A1
5.194%, 09/25/2051 (A)(B)	143	144
Vericrest Opportunity Loan Transferee, Ser 2011-NL3A, Cl A2
9.318%, 09/25/2051 (A)(B)	167	168
Vericrest Opportunity Loan Transferee, Ser 2012-NL1A, Cl A1
4.213%, 03/25/2049 (A)(B)	204	205

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Wachovia Bank Commercial Mortgage Trust, Ser 2003-C7, Cl A1
4.241%, 10/15/2035 (B)	$117	$118
Wachovia Bank Commercial Mortgage Trust, Ser 2003-C8, Cl A3
4.445%, 11/15/2035	692	701
Wachovia Bank Commercial Mortgage Trust, Ser 2005- C20, Cl A7
5.118%, 07/15/2042 (A)	130	144
Wachovia Bank Commercial Mortgage Trust, Ser 2006- C26, Cl XC, IO
0.091%, 06/15/2045 (A)(B)	83,182	204
Wachovia Bank Commercial Mortgage Trust, Ser 2006- C29, Cl A4
5.308%, 11/15/2048	660	759
WaMu Alternative Mortgage Pass-Through Certificates, Ser 2007-OA3, Cl 4A1
0.917%, 04/25/2047 (A)	234	147
WaMu Mortgage Pass-Through Certificates, Ser 2002-AR18, Cl A
2.480%, 01/25/2033 (A)	350	351
Wamu Mortgage Pass-Through Certificates, Ser 2002-AR6
1.550%, 06/25/2042	27	24
WaMu Mortgage Pass-Through Certificates, Ser 2003-AR10, Cl A7
2.439%, 10/25/2033 (A)	469	481
WaMu Mortgage Pass-Through Certificates, Ser 2003-AR6, Cl A1
2.446%, 06/25/2033 (A)	449	460
WaMu Mortgage Pass-Through Certificates, Ser 2003-AR7, Cl A7
2.318%, 08/25/2033 (A)	397	394
WaMu Mortgage Pass-Through Certificates, Ser 2003-AR8, Cl A
2.462%, 08/25/2033 (A)	241	246
WaMu Mortgage Pass-Through Certificates, Ser 2003-AR9, Cl 1A6
2.451%, 09/25/2033 (A)	844	864
WaMu Mortgage Pass-Through Certificates, Ser 2003-AR9, Cl 2A
2.544%, 09/25/2033 (A)	336	343
WaMu Mortgage Pass-Through Certificates, Ser 2003-MS1, Cl 1A
5.000%, 02/25/2018	207	210

25	SEI Institutional Investments Trust / Quarterly Reporting / August 31, 2012

Schedule of Investments (Unaudited)

Core Fixed Income Fund

August 31, 2012

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

WaMu Mortgage Pass-Through Certificates, Ser 2003-S11, Cl 2A5
16.373%, 11/25/2033 (A)	$125	$128
WaMu Mortgage Pass-Through Certificates, Ser 2003-S13, Cl 21A1
4.500%, 12/25/2018	275	284
WaMu Mortgage Pass-Through Certificates, Ser 2003-S4, Cl 2A10
16.815%, 06/25/2033	95	108
WaMu Mortgage Pass-Through Certificates, Ser 2003-S9, Cl A8
5.250%, 10/25/2033	1,892	1,984
WaMu Mortgage Pass-Through Certificates, Ser 2004-AR3, Cl A1
2.585%, 06/25/2034 (A)	235	238
WaMu Mortgage Pass-Through Certificates, Ser 2004-AR3, Cl A2
2.585%, 06/25/2034 (A)	315	319
WaMu Mortgage Pass-Through Certificates, Ser 2004-CB2, Cl 7A
5.500%, 08/25/2019	513	536
WaMu Mortgage Pass-Through Certificates, Ser 2004-S1, Cl 1A3
0.646%, 03/25/2034 (A)	102	100
WaMu Mortgage Pass-Through Certificates, Ser 2004-S2, Cl 2A4
5.500%, 06/25/2034	783	800
WaMu Mortgage Pass-Through Certificates, Ser 2005-AR13, Cl A1A1
0.525%, 10/25/2045 (A)	3,311	2,877
WaMu Mortgage Pass-Through Certificates, Ser 2005-AR15, Cl A1A2
0.515%, 11/25/2045 (A)	5,172	4,142
WaMu Mortgage Pass-Through Certificates, Ser 2005-AR16, Cl 1A4A
2.438%, 12/25/2035 (A)	15,130	11,728
WaMu Mortgage Pass-Through Certificates, Ser 2005-AR19, Cl A1A2
0.525%, 12/25/2045 (A)	4,870	4,160
WaMu Mortgage Pass-Through Certificates, Ser 2006-AR1, Cl 1A1B
1.217%, 01/25/2046 (A)	2,850	930
WaMu Mortgage Pass-Through Certificates, Ser 2006-AR13, Cl 2A
2.618%, 10/25/2046 (A)	1,192	998

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

WaMu Mortgage Pass-Through Certificates, Ser 2006-AR14, Cl 1A4
2.246%, 11/25/2036 (A)	$383	$285
WaMu Mortgage Pass-Through Certificates, Ser 2006-AR15, Cl 1A
0.987%, 11/25/2046 (A)	2,575	1,902
WaMu Mortgage Pass-Through Certificates, Ser 2006-AR15, Cl 1A1B
0.987%, 11/25/2046 (A)	1,486	282
WaMu Mortgage Pass-Through Certificates, Ser 2006-AR15, Cl 2A1B
2.618%, 11/25/2046 (A)	1,590	505
WaMu Mortgage Pass-Through Certificates, Ser 2006-AR17, Cl 1A1B
0.957%, 12/25/2046 (A)	513	205
WaMu Mortgage Pass-Through Certificates, Ser 2006-AR17, Cl 2A
2.640%, 12/25/2046 (A)	532	425
WaMu Mortgage Pass-Through Certificates, Ser 2006-AR4, Cl DA
1.117%, 06/25/2046 (A)	1,116	505
WaMu Mortgage Pass-Through Certificates, Ser 2007-HY1, Cl 1A1
2.542%, 02/25/2037 (A)	4,529	3,079
WaMu Mortgage Pass-Through Certificates, Ser 2007-OA4, Cl 1A
0.918%, 05/25/2047 (A)	104	72
WaMu Mortgage Pass-Through Certificates, Ser 2007-OA6, Cl 1A
0.957%, 07/25/2047 (A)	12,157	8,716
Washington Mutual Alternative Mortgage Pass-Through Certificates, Ser 2005-3, Cl CX, IO
5.500%, 05/25/2035	662	112
Washington Mutual MSC Mortgage Pass-Through Certificates, Ser 2003-MS2, Cl 1A1
5.750%, 02/25/2033	100	105
Washington Mutual MSC Mortgage Pass-Through Certificates, Ser 2003-MS8, Cl 1P, PO
0.000%, 05/25/2033	199	188
Washington Mutual MSC Mortgage Pass-Through Certificates, Ser 2003-MS9, Cl 2P, PO
0.000%, 04/25/2033	311	300

26	SEI Institutional Investments Trust / Quarterly Reporting / August 31, 2012

Schedule of Investments (Unaudited)

Core Fixed Income Fund

August 31, 2012

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Wells Fargo Mortgage-Backed Securities Trust, Ser 2003-17, Cl 2A10
5.500%, 01/25/2034	$437	$459
Wells Fargo Mortgage-Backed Securities Trust, Ser 2003-15, Cl 1A1
4.750%, 12/25/2018	834	863
Wells Fargo Mortgage-Backed Securities Trust, Ser 2003-J, Cl 2A5
4.434%, 10/25/2033 (A)63		64
Wells Fargo Mortgage-Backed Securities Trust, Ser 2003-K, Cl 1A1
4.448%, 11/25/2033 (A)	585	599
Wells Fargo Mortgage-Backed Securities Trust, Ser 2004-B, Cl A1
4.957%, 02/25/2034 (A)	397	410
Wells Fargo Mortgage-Backed Securities Trust, Ser 2004-E, Cl A2
4.500%, 05/25/2034 (A)	100	103
Wells Fargo Mortgage-Backed Securities Trust, Ser 2004-EE, Cl 2A1
2.615%, 12/25/2034	676	694
Wells Fargo Mortgage-Backed Securities Trust, Ser 2004-EE, Cl 2A2
2.615%, 12/25/2034 (A)	451	462
Wells Fargo Mortgage-Backed Securities Trust, Ser 2004-EE, Cl 3A1
2.924%, 12/25/2034 (A)	213	221
Wells Fargo Mortgage-Backed Securities Trust, Ser 2004-EE, Cl 3A2
2.915%, 12/25/2034 (A)	320	332
Wells Fargo Mortgage-Backed Securities Trust, Ser 2004-I, Cl 1A1
2.713%, 07/25/2034 (A)	753	762
Wells Fargo Mortgage-Backed Securities Trust, Ser 2004-O, Cl A1
4.909%, 08/25/2034 (A)	295	308
Wells Fargo Mortgage-Backed Securities Trust, Ser 2004-P, Cl 2A1
2.617%, 09/25/2034 (A)	1,266	1,296
Wells Fargo Mortgage-Backed Securities Trust, Ser 2004-V, Cl 1A1
2.640%, 10/25/2034 (A)	592	600

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Wells Fargo Mortgage-Backed Securities Trust, Ser 2004-V, Cl 1A2
2.640%, 10/25/2034 (A)	$473	$483
Wells Fargo Mortgage-Backed Securities Trust, Ser 2005-1, Cl 2A1
5.000%, 01/25/2020	253	267
Wells Fargo Mortgage-Backed Securities Trust, Ser 2005-13, Cl A1
5.000%, 11/25/2020	210	222
Wells Fargo Mortgage-Backed Securities Trust, Ser 2005- AR14, Cl A1
5.345%, 08/25/2035 (A)	518	522
Wells Fargo Mortgage-Backed Securities Trust, Ser 2005- AR8, Cl 2A1
2.699%, 06/25/2035 (A)	859	865
Wells Fargo Mortgage-Backed Securities Trust, Ser 2005- AR9, Cl 2A1
2.681%, 10/25/2033 (A)	278	282
Wells Fargo Mortgage-Backed Securities Trust, Ser 2006- AR8, Cl 1A3
2.636%, 04/25/2036 (A)	761	752
Wells Fargo Mortgage-Backed Securities Trust, Ser 2006- AR18, Cl 1A1
5.559%, 11/25/2036 (A)	672	658
Wells Fargo Re-REMIC Trust, Ser 2012-IO, Cl A
1.750%, 08/20/2021 (B)	1,396	1,391
Wells Fargo Mortgage Loan Trust, Ser 2012-RR1, Cl A1
2.847%, 08/27/2037 (A)(B)	534	533
WF-RBS Commercial Mortgage Trust, Ser 2011-C2, Cl XA, IO
1.163%, 02/15/2044 (A)(B)	8,248	420
WF-RBS Commercial Mortgage Trust, Ser 2011-C5, Cl A4
3.667%, 11/15/2044	4,610	5,005
WF-RBS Commercial Mortgage Trust, Ser 2012-C7, Cl A2
3.431%, 06/15/2045	4,920	5,232
WF-RBS Commercial Mortgage Trust, Ser 2012-C7, Cl XA
1.768%, 06/15/2045 (A)(B)	1,750	189
WF-RBS Commercial Mortgage Trust, Ser 2012-C8
3.001%, 08/15/2045	3,740	3,840
WF-RBS Commercial Mortgage Trust, Ser C3, Cl A4
4.375%, 03/15/2044 (B)	600	673

		565,722

Total Mortgage-Backed Securities (Cost $2,975,906) ($ Thousands)		3,083,157

27	SEI Institutional Investments Trust / Quarterly Reporting / August 31, 2012

Schedule of Investments (Unaudited)

Core Fixed Income Fund

August 31, 2012

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS — 22.9%

Consumer Discretionary — 1.4%
CBS
8.875%, 05/15/2019	$125	$168
7.875%, 07/30/2030	160	217
5.750%, 04/15/2020	92	111
4.850%, 07/01/2042	1,275	1,324
CCO Holdings
7.000%, 01/15/2019	410	446
Comcast
6.500%, 01/15/2015	3,155	3,567
6.500%, 01/15/2017	5,055	6,121
6.500%, 11/15/2035	300	390
6.450%, 03/15/2037	370	477
5.650%, 06/15/2035	230	272
4.950%, 06/15/2016	4,125	4,693
4.650%, 07/15/2042	3,215	3,427
Comcast Cable Communications Holdings
9.455%, 11/15/2022	920	1,374
CVS
5.789%, 01/10/2026 (B)	1,752	1,954
CVS Caremark
6.600%, 03/15/2019	180	230
6.125%, 09/15/2039	140	185
4.125%, 05/15/2021	360	409
CVS Lease Pass-Through
6.036%, 12/10/2028 (B)	2,618	2,987
CVS Pass-Through Trust
5.926%, 01/10/2034 (B)	329	381
5.880%, 01/10/2028	162	181
Daimler Finance North America LLC (B)
2.625%, 09/15/2016	389	405
1.875%, 09/15/2014	4,320	4,380
1.650%, 04/10/2015	337	341
1.300%, 07/31/2015	8,275	8,284
DaimlerChrysler
6.500%, 11/15/2013	460	492
Delta Air Lines, Ser 2012-1 Cl A Pass-Through Trust
4.750%, 05/07/2020	102	105
DIRECTV Holdings
5.150%, 03/15/2042	1,480	1,510
Discovery Communications
4.950%, 05/15/2042 (C)	115	127
Gap
5.950%, 04/12/2021	3,093	3,340
Historic TW
9.150%, 02/01/2023	500	714
Johnson Controls
5.250%, 12/01/2041	440	499
4.250%, 03/01/2021 (C)	265	291
3.750%, 12/01/2021	289	305
Kohl’s
6.250%, 12/15/2017	255	311
4.000%, 11/01/2021 (C)	134	143
Lowe’s MTN
7.110%, 05/15/2037	400	557
5.125%, 11/15/2041	48	55

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

LVMH Moet Hennessy Louis Vuitton
1.625%, 06/29/2017 (B)	$5,150	$5,183
Macy’s Retail Holdings
7.450%, 07/15/2017	120	149
6.900%, 04/01/2029	100	121
5.125%, 01/15/2042	54	60
3.875%, 01/15/2022 (C)	108	116
McDonald’s MTN
5.350%, 03/01/2018	1,300	1,577
NBC Universal Media
5.950%, 04/01/2041	200	251
4.375%, 04/01/2021	150	169
Newell Rubbermaid
4.700%, 08/15/2020	176	192
News America
6.200%, 12/15/2034	315	379
6.150%, 02/15/2041	912	1,120
Omnicom Group
3.625%, 05/01/2022	2,170	2,275
Staples
9.750%, 01/15/2014	305	341
Target
7.000%, 01/15/2038	135	201
4.000%, 06/15/2013	355	364
Thomson Reuters
4.700%, 10/15/2019	250	286
Time Warner
7.625%, 04/15/2031 (C)	4,830	6,557
6.250%, 03/29/2041	277	344
5.375%, 10/15/2041	37	42
4.750%, 03/29/2021	920	1,055
4.700%, 01/15/2021	820	941
Time Warner Cable
8.750%, 02/14/2019	2,940	3,985
8.250%, 04/01/2019	4,095	5,466
7.300%, 07/01/2038 (C)	400	546
6.750%, 07/01/2018	120	150
6.550%, 05/01/2037	3,426	4,277
5.875%, 11/15/2040	4,135	4,906
5.500%, 09/01/2041 (C)	2,290	2,591
4.500%, 09/15/2042	1,555	1,546
4.125%, 02/15/2021	360	396
Time Warner Entertainment
8.375%, 03/15/2023	232	325
8.375%, 07/15/2033	100	144
United Business Media
5.750%, 11/03/2020 (B)	1,070	1,111
University of Pennsylvania
4.674%, 09/01/2112	1,465	1,707
Viacom
3.875%, 12/15/2021	294	319
Volkswagen International Finance
1.625%, 08/12/2013 (B)	100	101
Wal-Mart Stores
5.800%, 02/15/2018	1,910	2,378
5.625%, 04/15/2041	1,480	2,000
Walt Disney
4.700%, 12/01/2012	20	20

28	SEI Institutional Investments Trust / Quarterly Reporting / August 31, 2012

Schedule of Investments (Unaudited)

Core Fixed Income Fund

August 31, 2012

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Wyndham Worldwide
4.250%, 03/01/2022	$2,420	$2,447
2.950%, 03/01/2017	1,185	1,194

		108,105

Consumer Staples — 1.8%
ADT (B)
4.875%, 07/15/2042	111	121
3.500%, 07/15/2022	2,346	2,437
2.250%, 07/15/2017	1,680	1,708
Altria Group
9.250%, 08/06/2019 (C)	2,120	3,022
4.750%, 05/05/2021	2,260	2,608
2.850%, 08/09/2022	2,130	2,122
Anheuser-Busch InBev Worldwide
7.750%, 01/15/2019	7,700	10,352
5.375%, 11/15/2014	2,060	2,271
5.375%, 01/15/2020	2,570	3,139
5.000%, 04/15/2020	910	1,094
2.500%, 07/15/2022	2,080	2,112
1.375%, 07/15/2017	6,410	6,482
0.800%, 07/15/2015	6,265	6,289
BAT International Finance
2.125%, 06/07/2017 (B)	1,875	1,901
Bunge Finance
8.500%, 06/15/2019	350	442
5.900%, 04/01/2017	107	121
CHS
8.000%, 11/15/2019	200	216
Coca-Cola
1.800%, 09/01/2016	3,274	3,404
Diageo Capital
4.828%, 07/15/2020	300	352
Diageo Finance BV
5.500%, 04/01/2013	300	309
Diageo Investment
2.875%, 05/11/2022	4,790	4,989
ERAC USA Finance LLC (B)
6.700%, 06/01/2034	221	267
5.625%, 03/15/2042	93	100
2.750%, 03/15/2017	48	49
Experian Finance
2.375%, 06/15/2017 (B)	3,320	3,356
GlaxoSmithKline Capital
4.375%, 04/15/2014	200	213
1.500%, 05/08/2017	7,020	7,162
HCA
7.250%, 09/15/2020	1,165	1,291
Kellogg
3.125%, 05/17/2022	178	187
1.750%, 05/17/2017	805	819
Kimberly-Clark
2.400%, 03/01/2022	36	37
Kraft Foods
6.500%, 08/11/2017	300	369
6.500%, 02/09/2040	1,540	2,121
5.375%, 02/10/2020	4,203	5,051
5.000%, 06/04/2042 (B)	1,346	1,531

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Kraft Foods Group (B)
6.125%, 08/23/2018 (C)	$700	$860
5.375%, 02/10/2020	2,452	2,930
3.500%, 06/06/2022	10,460	11,079
Kroger
7.500%, 04/01/2031	610	805
6.150%, 01/15/2020	300	365
5.400%, 07/15/2040	45	49
3.400%, 04/15/2022 (C)	200	206
2.200%, 01/15/2017	80	81
Molson Coors Brewing
3.500%, 05/01/2022	240	254
PepsiCo
7.900%, 11/01/2018	339	460
3.000%, 08/25/2021 (C)	181	192
2.750%, 03/05/2022	4,640	4,808
2.500%, 05/10/2016	2,025	2,138
1.250%, 08/13/2017	8,280	8,293
0.700%, 08/13/2015	3,030	3,038
Pernod-Ricard (B)
5.750%, 04/07/2021	2,847	3,316
5.500%, 01/15/2042	1,375	1,552
4.450%, 01/15/2022	2,740	2,955
2.950%, 01/15/2017	680	709
Philip Morris International
4.500%, 03/20/2042	1,210	1,349
3.875%, 08/21/2042	1,190	1,206
2.900%, 11/15/2021	2,240	2,343
2.500%, 08/22/2022	1,780	1,786
1.625%, 03/20/2017	1,155	1,178
1.125%, 08/21/2017	3,840	3,832
SABMiller
5.500%, 08/15/2013 (B)	320	333
SABMiller Holdings
3.750%, 01/15/2022 (B)	565	613
Safeway
6.350%, 08/15/2017 (C)	2,616	2,888
Teva Pharmaceutical Finance BV
3.650%, 11/10/2021	1,020	1,102
Teva Pharmaceutical Finance IV BV
3.650%, 11/10/2021	300	324
Tyson Foods
4.500%, 06/15/2022	4,170	4,212

		143,300

Energy — 2.3%
Alberta Energy
7.375%, 11/01/2031	200	249
Anadarko Finance
7.500%, 05/01/2031	313	419
Anadarko Holding
7.150%, 05/15/2028	150	181
Anadarko Petroleum
8.700%, 03/15/2019	150	199
7.625%, 03/15/2014	450	493
6.950%, 06/15/2019	90	112
6.375%, 09/15/2017	4,090	4,890
5.950%, 09/15/2016	190	220
ANR Pipeline
9.625%, 11/01/2021	100	151

29	SEI Institutional Investments Trust / Quarterly Reporting / August 31, 2012

Schedule of Investments (Unaudited)

Core Fixed Income Fund

August 31, 2012

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Apache
6.900%, 09/15/2018	$180	$233
6.000%, 09/15/2013	3,170	3,351
5.625%, 01/15/2017	370	439
4.750%, 04/15/2043	115	132
3.250%, 04/15/2022	76	81
Arch Coal
7.000%, 06/15/2019 (C)	380	344
Baker Hughes
7.500%, 11/15/2018	2,200	2,963
BG Energy Capital (B)
5.125%, 10/15/2041	200	240
4.000%, 10/15/2021	2,775	3,083
BP Capital Markets
5.250%, 11/07/2013	3,230	3,407
3.875%, 03/10/2015	630	679
3.625%, 05/08/2014 (C)	100	105
3.561%, 11/01/2021	210	228
3.245%, 05/06/2022	2,100	2,237
1.846%, 05/05/2017 (C)	2,309	2,363
Burlington Resources
8.200%, 03/15/2025	400	576
Canadian Natural Resources
7.200%, 01/15/2032	150	203
6.450%, 06/30/2033	200	258
Canadian Oil Sands
6.000%, 04/01/2042 (B)(C)	2,925	3,316
Cenovus Energy
4.450%, 09/15/2042	77	79
3.000%, 08/15/2022	45	46
CenterPoint Energy Resources
4.500%, 01/15/2021	246	278
Conoco Funding
7.250%, 10/15/2031	785	1,169
6.950%, 04/15/2029	1,235	1,749
ConocoPhillips
6.000%, 01/15/2020 (C)	460	585
5.750%, 02/01/2019	50	62
DCP Midstream Operating
4.950%, 04/01/2022	2,565	2,676
Devon Energy
6.300%, 01/15/2019	330	409
5.600%, 07/15/2041	3,940	4,740
4.750%, 05/15/2042	157	170
3.250%, 05/15/2022	2,540	2,647
El Paso
6.950%, 06/01/2028	2,250	2,322
El Paso Pipeline Partners
Operating LLC
7.500%, 11/15/2040	903	1,173
6.500%, 04/01/2020	3,265	3,849
4.100%, 11/15/2015	2,095	2,211
Encana
6.500%, 05/15/2019 (C)	250	302
5.150%, 11/15/2041	3,325	3,377
Energen
4.625%, 09/01/2021	2,365	2,464

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Energy Transfer Partners
9.000%, 04/15/2019	$344	$436
6.700%, 07/01/2018	2,250	2,667
6.500%, 02/01/2042	1,535	1,742
5.200%, 02/01/2022	65	72
Eni
5.700%, 10/01/2040 (B)	900	917
Enterprise Products Operating LLC
9.750%, 01/31/2014	3,470	3,886
6.125%, 10/15/2039	170	202
5.950%, 02/01/2041	250	296
5.700%, 02/15/2042	1,930	2,223
5.250%, 01/31/2020	70	82
4.050%, 02/15/2022	170	186
EOG Resources
4.100%, 02/01/2021 (C)	300	341
Halliburton
6.150%, 09/15/2019	300	373
Hess
8.125%, 02/15/2019	3,250	4,241
Husky Energy
7.250%, 12/15/2019	689	878
Kerr-McGee
6.950%, 07/01/2024	4,585	5,878
Kinder Morgan Energy Partners
6.000%, 02/01/2017	590	687
5.000%, 12/15/2013	1,190	1,250
5.000%, 08/15/2042	1,360	1,399
Marathon Petroleum
6.500%, 03/01/2041	2,848	3,474
Nabors Industries
9.250%, 01/15/2019	250	324
Newfield Exploration
5.625%, 07/01/2024	435	472
Noble Energy
4.150%, 12/15/2021	2,950	3,189
Noble Holding International
5.250%, 03/15/2042	119	128
3.950%, 03/15/2022	40	42
Occidental Petroleum
3.125%, 02/15/2022	1,710	1,835
2.700%, 02/15/2023	2,024	2,082
1.750%, 02/15/2017	153	158
ONEOK Partners
6.125%, 02/01/2041	845	993
Panhandle Eastern Pipeline
8.125%, 06/01/2019	1,161	1,398
Pemex Project Funding Master Trust
6.625%, 06/15/2035	5,602	6,960
1.067%, 12/03/2012 (A)(B)	201	201
Petrobras International Finance
6.125%, 10/06/2016	1,300	1,466
5.750%, 01/20/2020	1,127	1,270
5.375%, 01/27/2021	4,680	5,208
2.875%, 02/06/2015	1,885	1,935
Petrobras International Finance - Pifco
3.875%, 01/27/2016	1,480	1,554
3.500%, 02/06/2017	5,020	5,195

30	SEI Institutional Investments Trust / Quarterly Reporting / August 31, 2012

Schedule of Investments (Unaudited)

Core Fixed Income Fund

August 31, 2012

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Petro-Canada
7.875%, 06/15/2026	$100	$141
6.800%, 05/15/2038	3,850	5,214
6.050%, 05/15/2018	260	317
Petroleos Mexicanos
6.500%, 06/02/2041 (B)	375	463
2.000%, 12/20/2022	1,125	1,140
1.950%, 12/20/2022	3,582	3,620
1.700%, 12/20/2022	3,392	3,385
Phillips 66 (B)
5.875%, 05/01/2042	1,155	1,363
4.300%, 04/01/2022	57	62
2.950%, 05/01/2017	76	80
Reliance Holdings USA
5.400%, 02/14/2022 (B)	2,280	2,386
Schlumberger Investment
3.300%, 09/14/2021 (B)	163	176
Shell International Finance
6.375%, 12/15/2038	1,290	1,889
3.100%, 06/28/2015	165	176
Shell International Finance BV
4.375%, 03/25/2020	80	94
4.300%, 09/22/2019	1,000	1,169
1.125%, 08/21/2017	4,860	4,886
Sinopec Group Overseas Development 2012
2.750%, 05/17/2017 (B)	1,150	1,194
Spectra Energy Capital LLC
8.000%, 10/01/2019	702	911
Statoil
5.250%, 04/15/2019	460	556
4.250%, 11/23/2041	80	90
3.150%, 01/23/2022	100	107
3.125%, 08/17/2017 (C)	200	219
Talisman Energy
7.750%, 06/01/2019	1,840	2,323
Tennessee Gas Pipeline
8.000%, 02/01/2016	3,205	3,790
Tosco
8.125%, 02/15/2030	100	153
7.800%, 01/01/2027	210	306
Total Capital
4.125%, 01/28/2021	74	84
2.300%, 03/15/2016 (C)	300	315
Total Capital International
2.875%, 02/17/2022	138	145
1.550%, 06/28/2017	6,100	6,198
TransCanada Pipelines
7.125%, 01/15/2019	200	258
6.500%, 08/15/2018	425	531
Transocean
7.350%, 12/15/2041	893	1,202
6.500%, 11/15/2020	485	580
6.375%, 12/15/2021	3,087	3,719
Weatherford International
5.950%, 04/15/2042	50	52
4.500%, 04/15/2022	67	69
Western Gas Partners
5.375%, 06/01/2021	650	722
4.000%, 07/01/2022	1,133	1,157

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Williams
8.750%, 03/15/2032	$2,302	$3,168
7.875%, 09/01/2021	1,232	1,599
7.750%, 06/15/2031	339	431
7.500%, 01/15/2031	9	11
Williams Partners
5.250%, 03/15/2020	570	656

		184,207

Financials — 12.1%
ABB Treasury Center USA
2.500%, 06/15/2016 (B)	2,975	3,108
Abbey National Treasury Services
2.875%, 04/25/2014	750	751
ACE INA Holdings
5.600%, 05/15/2015	380	425
Achmea Hypotheekbank
3.200%, 11/03/2014 (B)	4,377	4,583
Aegon, Ser CMS
2.248%, 07/29/2049 (A)	2,180	1,020
Aflac
8.500%, 05/15/2019 (C)	165	222
6.450%, 08/15/2040	92	114
4.000%, 02/15/2022 (C)	227	245
AIG SunAmerica Global Financing X
6.900%, 03/15/2032 (B)	450	578
Allstate
7.450%, 05/16/2019	4,680	6,123
5.000%, 08/15/2014	300	325
Ally Financial
2.667%, 12/01/2014 (A)	4,579	4,501
1.750%, 10/30/2012	3,960	3,970
American Express MTN
7.000%, 03/19/2018	500	634
5.875%, 05/02/2013	1,880	1,945
American Express Credit MTN
7.300%, 08/20/2013 (C)	500	532
5.125%, 08/25/2014	3,710	4,028
2.800%, 09/19/2016 (C)	389	414
2.375%, 03/24/2017	2,735	2,875
1.750%, 06/12/2015	5,070	5,188
American Honda Finance MTN (B)
7.625%, 10/01/2018	150	193
3.875%, 09/21/2020	2,840	3,092
2.600%, 09/20/2016	246	257
2.375%, 03/18/2013	150	151
American International Group
8.250%, 08/15/2018	1,400	1,766
6.250%, 03/15/2037	3,840	3,859
4.875%, 06/01/2022 (C)	2,010	2,191
3.750%, 11/30/2013 (B)	1,000	1,020
American Tower ‡
5.050%, 09/01/2020	792	866
4.500%, 01/15/2018 (C)	2,710	2,965
ANZ National International (B)
6.200%, 07/19/2013	475	495
3.125%, 08/10/2015	190	198
1.850%, 10/15/2015	1,150	1,160

31	SEI Institutional Investments Trust / Quarterly Reporting / August 31, 2012

Schedule of Investments (Unaudited)

Core Fixed Income Fund

August 31, 2012

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Aon
6.250%, 09/30/2040	$79	$104
3.500%, 09/30/2015	46	49
3.125%, 05/27/2016	235	248
ASIF Global Financing XIX
4.900%, 01/17/2013 (B)	1,633	1,649
Associates Corp of North America
6.950%, 11/01/2018	650	768
Australia & New Zealand
Banking Group
4.875%, 01/12/2021 (B)	137	156
3.250%, 03/01/2016 (B)(C)	200	212
2.400%, 11/23/2016 (B)	453	473
0.878%, 10/29/2049 (A)	1,400	756
Bank of America
7.625%, 06/01/2019	175	214
7.375%, 05/15/2014 (C)	980	1,069
6.500%, 08/01/2016	10,488	11,960
6.100%, 06/15/2017	6,825	7,571
6.000%, 09/01/2017	2,635	2,970
5.875%, 01/05/2021	675	759
5.875%, 02/07/2042	1,005	1,140
5.750%, 12/01/2017	2,420	2,706
5.700%, 01/24/2022	490	554
5.650%, 05/01/2018	1,350	1,508
5.625%, 10/14/2016	10,240	11,381
5.625%, 07/01/2020 (C)	688	763
5.420%, 03/15/2017	5,030	5,369
5.000%, 05/13/2021	1,915	2,058
4.500%, 04/01/2015	6,540	6,957
3.875%, 03/22/2017	2,089	2,201
3.625%, 03/17/2016	2,770	2,886
0.768%, 06/15/2017 (A)	2,710	2,417
0.748%, 06/15/2016 (A)	2,700	2,523
Bank of Montreal
2.850%, 06/09/2015 (B)	2,720	2,891
1.300%, 10/31/2014 (B)(C)	321	327
Bank of New York Mellon MTN
4.600%, 01/15/2020	160	184
3.550%, 09/23/2021	144	156
3.100%, 01/15/2015 (C)	125	132
2.950%, 06/18/2015 (C)	500	531
2.400%, 01/17/2017 (C)	398	418
Bank of Nova Scotia
3.400%, 01/22/2015 (C)	478	506
1.650%, 10/29/2015 (B)(C)	355	366
Bank of Tokyo-Mitsubishi UFJ
3.850%, 01/22/2015 (B)(C)	1,007	1,072
2.350%, 02/23/2017 (B)(C)	295	305

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Barclays Bank
6.050%, 12/04/2017 (B)	$950	$1,007
5.200%, 07/10/2014	350	371
5.125%, 01/08/2020	4,145	4,477
5.000%, 09/22/2016 (C)	5,475	6,015
2.500%, 09/21/2015 (B)(C)	365	379
2.250%, 05/10/2017 (B)	221	228
0.875%, 08/07/2049 (A)	380	158
BB&T MTN
6.850%, 04/30/2019 (C)	115	147
5.700%, 04/30/2014	620	670
4.900%, 06/30/2017	400	449
3.950%, 04/29/2016 (C)	555	609
3.375%, 09/25/2013	70	72
BBVA US Senior SAU
3.250%, 05/16/2014	2,680	2,656
Bear Stearns
7.250%, 02/01/2018	3,430	4,279
6.400%, 10/02/2017	3,660	4,395
4.650%, 07/02/2018	3,000	3,384
Berkshire Hathaway
3.750%, 08/15/2021 (C)	2,558	2,817
3.200%, 02/11/2015	1,570	1,669
2.200%, 08/15/2016	75	79
Berkshire Hathaway Finance
5.400%, 05/15/2018 (C)	5,160	6,224
2.450%, 12/15/2015	187	197
1.600%, 05/15/2017	2,930	3,001
BlackRock
6.250%, 09/15/2017 (C)	570	699
3.375%, 06/01/2022	180	190
Blackstone Holdings Finance LLC
5.875%, 03/15/2021 (B)	1,180	1,286
Boston Properties ‡
3.850%, 02/01/2023	2,400	2,511
3.700%, 11/15/2018	1,215	1,289
Branch Banking & Trust
5.625%, 09/15/2016	325	372
Brixmor LLC ‡
5.125%, 09/15/2012	216	215
Caisse Centrale Desjardins du Quebec
2.550%, 03/24/2016 (B)(C)	581	618
Canadian Imperial Bank of Commerce
2.600%, 07/02/2015 (B)(C)	1,000	1,057
Capital One Bank USA
8.800%, 07/15/2019 (C)	250	325
Capital One Financial
7.375%, 05/23/2014	450	497
6.750%, 09/15/2017	740	906
4.750%, 07/15/2021 (C)	375	421
Caterpillar Financial Services MTN
7.150%, 02/15/2019	250	329
6.200%, 09/30/2013	3,440	3,654
5.850%, 09/01/2017	580	700
2.850%, 06/01/2022	155	162

32	SEI Institutional Investments Trust / Quarterly Reporting / August 31, 2012

Schedule of Investments (Unaudited)

Core Fixed Income Fund

August 31, 2012

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

CDP Financial
3.000%, 11/25/2014 (B)	$3,890	$4,084
Cedar Brakes I LLC
8.500%, 02/15/2014 (B)	475	491
Charles Schwab
4.950%, 06/01/2014	100	108
Chase Capital VI
1.070%, 08/01/2028 (A)	2,050	1,540
Citigroup
8.500%, 05/22/2019	600	768
8.125%, 07/15/2039 (C)	400	586
6.875%, 03/05/2038	4,146	5,326
6.500%, 08/19/2013 (C)	3,260	3,429
6.375%, 08/12/2014	3,285	3,563
6.125%, 05/15/2018	3,475	4,030
6.010%, 01/15/2015	1,000	1,093
6.000%, 12/13/2013	2,920	3,085
6.000%, 08/15/2017	4,270	4,876
5.875%, 01/30/2042	550	646
5.850%, 08/02/2016	300	335
5.500%, 04/11/2013	893	917
5.500%, 02/15/2017	11,465	12,334
5.375%, 08/09/2020 (C)	2,548	2,850
5.300%, 10/17/2012	100	101
5.000%, 09/15/2014	2,490	2,605
4.587%, 12/15/2015	114	123
4.500%, 01/14/2022	6,735	7,118
4.450%, 01/10/2017	3,374	3,635
2.650%, 03/02/2015	3,365	3,432
2.250%, 08/07/2015	3,290	3,319
0.977%, 08/25/2036 (A)	3,239	2,184
Citigroup Capital III
7.625%, 12/01/2036	2,000	2,100
Citigroup Funding
1.875%, 10/22/2012	5,355	5,368
CME Group
5.750%, 02/15/2014	177	190
CNA Financial
5.875%, 08/15/2020	274	316
5.850%, 12/15/2014	200	214
Comerica
3.000%, 09/16/2015	145	152
CommonWealth ‡
6.650%, 01/15/2018	255	283
6.250%, 08/15/2016	300	325
5.875%, 09/15/2020	95	100
Commonwealth Bank of Australia MTN (B)
5.000%, 10/15/2019	900	1,019
3.750%, 10/15/2014	1,810	1,906
2.250%, 03/16/2017 (C)	378	392
Commonwealth Bank of Australia NY
1.950%, 03/16/2015	4,535	4,617

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Cooperatieve Centrale Raiffeisen- Boerenleenbank BA
11.000%, 12/31/2049 (A)(B)	$2,713	$3,513
5.800%, 09/30/2110 (B)	300	345
4.500%, 01/11/2021	300	330
3.875%, 02/08/2022	1,980	2,062
3.375%, 01/19/2017	360	381
3.200%, 03/11/2015 (B)	700	729
Countrywide Financial
6.250%, 05/15/2016 (C)	1,170	1,257
Credit Agricole
8.375%, 12/31/2049 (A)(B)(C)	4,110	3,766
2.625%, 01/21/2014 (B)(C)	1,480	1,477
Credit Suisse
1.625%, 03/06/2015 (B)	935	948
Credit Suisse NY
6.000%, 02/15/2018 (C)	7,754	8,611
5.500%, 05/01/2014	125	133
5.000%, 05/15/2013 (C)	4,489	4,618
Credit Suisse USA
5.125%, 08/15/2015	645	711
DDR ‡
4.625%, 07/15/2022	1,350	1,399
Deutsche Bank MTN
4.875%, 05/20/2013	740	761
3.875%, 08/18/2014 (C)	295	310
2.375%, 01/11/2013 (C)	300	302
Deutsche Bank Capital Funding Trust
5.628%, 01/19/2049 (A)(B)(C)	4,789	4,322
DnB Boligkreditt
2.100%, 10/14/2015 (B)	1,057	1,093
Dresdner Funding Trust I
8.151%, 06/30/2031 (B)	365	317
ERAC USA Finance LLC (B)
4.500%, 08/16/2021	175	191
2.250%, 01/10/2014	250	253
ERP Operating ‡
5.750%, 06/15/2017	500	589
5.125%, 03/15/2016	1,000	1,121
4.625%, 12/15/2021 (C)	236	271
Farmers Exchange Capital (B)
7.200%, 07/15/2048	2,519	2,976
7.050%, 07/15/2028	1,713	2,065
Farmers Insurance Exchange
8.625%, 05/01/2024 (B)	4,253	5,801
FDIC Structured Sale Guaranteed Notes
1.450%, 10/25/2013 (B)(D)	1,570	1,562
Federal Realty Investment Trust ‡
3.000%, 08/01/2022	1,110	1,109
First Chicago NBD Institutional Capital I
0.995%, 02/01/2027 (A)	3,750	2,818
First Industrial MTN
7.500%, 12/01/2017	1,765	1,936

33	SEI Institutional Investments Trust / Quarterly Reporting / August 31, 2012

Schedule of Investments (Unaudited)

Core Fixed Income Fund

August 31, 2012

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

FMR LLC
6.450%, 11/15/2039 (B)(C)	$250	$302
Ford Motor Credit LLC
8.125%, 01/15/2020	1,710	2,117
5.875%, 08/02/2021	6,955	7,681
4.207%, 04/15/2016 (B)(C)	401	419
3.984%, 06/15/2016 (B)	555	575
3.000%, 06/12/2017 (C)	423	425
2.750%, 05/15/2015	4,540	4,599
General Electric Capital MTN
6.875%, 01/10/2039	7,982	10,910
6.750%, 03/15/2032 (C)	450	584
6.375%, 11/15/2067 (A)	6,235	6,570
6.150%, 08/07/2037	5,880	7,374
6.000%, 08/07/2019	920	1,117
5.900%, 05/13/2014	2,510	2,730
5.875%, 01/14/2038	1,520	1,845
5.625%, 09/15/2017 (C)	800	946
5.625%, 05/01/2018	6,950	8,230
5.500%, 01/08/2020	480	568
5.400%, 02/15/2017	1,800	2,089
5.375%, 10/20/2016 (C)	1,500	1,726
5.300%, 02/11/2021	1,793	2,063
4.625%, 01/07/2021 (C)	3,300	3,729
2.300%, 04/27/2017	3,515	3,628
2.250%, 11/09/2015 (C)	180	186
1.625%, 07/02/2015	5,910	6,014
1.334%, 05/22/2013 (A)	315	317
0.822%, 05/05/2026 (A)	4,620	3,795
0.728%, 09/15/2014 (A)	4,090	4,062
0.709%, 08/07/2018 (A)	888	842
0.597%, 03/20/2014 (A)	2,000	1,965
Glitnir Banki
7.451%, 09/14/2016 (B)(E)(F)(G)	500	—
6.693%, 06/15/2016 (B)(F)	4,480	34
Goldman Sachs Capital II
4.000%, 06/01/2043 (A)	13,260	9,671
Goldman Sachs Group
7.500%, 02/15/2019 (C)	3,655	4,384
6.250%, 09/01/2017 (C)	1,400	1,608
6.250%, 02/01/2041	2,490	2,781
6.150%, 04/01/2018 (C)	7,800	8,869
6.000%, 05/01/2014	690	737
6.000%, 06/15/2020	4,375	4,895
5.950%, 01/18/2018	500	562
5.750%, 10/01/2016	1,505	1,683
5.750%, 01/24/2022	966	1,066
5.450%, 11/01/2012	230	232
5.375%, 03/15/2020	2,635	2,840
5.250%, 10/15/2013	680	710
5.250%, 07/27/2021	11,690	12,430
5.150%, 01/15/2014 (C)	300	314
4.750%, 07/15/2013	100	103
3.625%, 02/07/2016 (C)	470	487
3.300%, 05/03/2015	3,390	3,500
0.853%, 07/22/2015 (A)	45	43
Goodman Funding Pty ‡
6.000%, 03/22/2022 (B)	935	979

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

GTP Acquisition Partners I LLC
4.347%, 06/15/2016 (B)	$606	$640
Hartford Financial Services Group
6.625%, 04/15/2042	680	764
HBOS MTN
6.750%, 05/21/2018 (B)	5,100	5,032
HBOS Capital Funding
6.071%, 06/30/2049 (A)(B)(C)	1,220	885
HCP ‡
6.700%, 01/30/2018	4,833	5,735
6.300%, 09/15/2016	940	1,077
6.000%, 01/30/2017	6,000	6,847
5.650%, 12/15/2013	2,845	3,005
5.375%, 02/01/2021	105	120
3.750%, 02/01/2019	3,476	3,619
3.150%, 08/01/2022	825	805
Health Care ‡
6.500%, 03/15/2041	2,330	2,713
5.250%, 01/15/2022	1,825	2,042
4.950%, 01/15/2021	5,585	6,044
4.700%, 09/15/2017	225	243
Healthcare Realty Trust ‡
6.500%, 01/17/2017	85	95
5.750%, 01/15/2021	60	66
Highwoods Properties ‡
7.500%, 04/15/2018	1,339	1,592
Hongkong & Shanghai Banking
0.563%, 07/22/2049 (A)	195	87
HSBC Bank (B)
4.750%, 01/19/2021	400	450
4.125%, 08/12/2020	261	281
3.100%, 05/24/2016	5,097	5,343
1.625%, 07/07/2014 (C)	728	733
0.912%, 06/29/2049 (A)	1,160	522
HSBC Bank USA NY
4.625%, 04/01/2014	300	314
HSBC Finance
6.676%, 01/15/2021	6,630	7,521
6.375%, 11/27/2012	365	370
5.500%, 01/19/2016	600	656
4.750%, 07/15/2013	166	171
0.705%, 01/15/2014 (A)	500	496
HSBC Holdings
6.800%, 06/01/2038	1,574	1,922
5.100%, 04/05/2021	201	231
4.875%, 01/14/2022	300	343
4.000%, 03/30/2022	2,635	2,825
HSBC USA
2.375%, 02/13/2015	7,155	7,331
Hutchison Whampoa International 11 (B)
4.625%, 01/13/2022	2,135	2,309
3.500%, 01/13/2017	785	833
ILFC E-Capital Trust II
6.250%, 12/21/2065 (A)(B)	1,200	912
ING Bank
3.750%, 03/07/2017 (B)	457	474

34	SEI Institutional Investments Trust / Quarterly Reporting / August 31, 2012

Schedule of Investments (Unaudited)

Core Fixed Income Fund

August 31, 2012

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

International Lease Finance (B)
6.750%, 09/01/2016	$5,970	$6,657
6.500%, 09/01/2014	7,190	7,657
Intesa Sanpaolo
3.625%, 08/12/2015 (B)	1,140	1,072
Jackson National Life Global Funding MTN
5.375%, 05/08/2013 (B)	610	628
Jefferies Group
8.500%, 07/15/2019	90	103
6.450%, 06/08/2027	590	600
6.250%, 01/15/2036	400	394
3.875%, 11/09/2015 (C)	171	172
John Deere Capital
5.750%, 09/10/2018	300	371
2.250%, 04/17/2019	1,770	1,849
JPMorgan Chase
6.000%, 10/01/2017	12,365	14,558
6.000%, 01/15/2018	400	478
5.750%, 01/02/2013	760	772
5.400%, 01/06/2042	1,505	1,797
5.150%, 10/01/2015	240	262
5.125%, 09/15/2014	136	146
4.750%, 05/01/2013	40	41
4.650%, 06/01/2014	2,957	3,146
4.500%, 01/24/2022	2,515	2,793
4.350%, 08/15/2021	510	559
4.250%, 10/15/2020	2,040	2,244
3.450%, 03/01/2016	1,015	1,081
2.000%, 08/15/2017	4,860	4,897
0.798%, 06/13/2016 (A)	4,250	4,040
JPMorgan Chase Bank
6.000%, 07/05/2017	3,365	3,959
JPMorgan Chase Capital XIII
1.411%, 09/30/2034 (A)	2,150	1,615
JPMorgan Chase Capital XXIII
1.434%, 05/15/2047 (A)	4,697	3,299
Kaupthing Bank MTN (B)(F)
7.625%, 02/28/2015	8,130	2,093
7.125%, 05/19/2016 (E)(G)	12,000	1
5.750%, 10/04/2011	1,120	288
KeyBank
5.800%, 07/01/2014	600	643
Kilroy Realty ‡
5.000%, 11/03/2015	830	902
4.800%, 07/15/2018	1,260	1,380
Landsbanki Islands
6.100%, 08/25/2011 (B)(F)	6,520	326
Lazard Group
7.125%, 05/15/2015	2,880	3,160
6.850%, 06/15/2017	4,185	4,721
Liberty Mutual Group (B)
6.500%, 05/01/2042	2,585	2,806
4.950%, 05/01/2022	87	91
Lincoln National
4.850%, 06/24/2021	58	63

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Lloyds TSB Bank
5.800%, 01/13/2020 (B)	$200	$222
4.200%, 03/28/2017	5,190	5,505
Macquarie Bank
5.000%, 02/22/2017 (B)	652	681
Macquarie Group MTN (B)
7.625%, 08/13/2019	150	165
7.300%, 08/01/2014	480	518
6.250%, 01/14/2021	525	543
6.000%, 01/14/2020 (C)	225	232
Manufacturers & Traders Trust
6.625%, 12/04/2017	250	296
Markel
4.900%, 07/01/2022	1,375	1,467
Massachusetts Mutual Life Insurance (B)
8.875%, 06/01/2039	3,745	5,562
5.375%, 12/01/2041	66	75
MassMutual Global Funding II (B)
2.875%, 04/21/2014	122	126
2.300%, 09/28/2015	100	104
Merrill Lynch MTN
7.430%, 09/01/2022	3	3
6.875%, 04/25/2018	980	1,144
6.400%, 08/28/2017	1,250	1,422
6.150%, 04/25/2013	210	217
5.700%, 05/02/2017	600	643
MetLife
7.717%, 02/15/2019	1,750	2,274
6.750%, 06/01/2016	2,950	3,528
6.400%, 12/15/2036	5,340	5,679
4.125%, 08/13/2042	1,465	1,487
MetLife Capital Trust X
9.250%, 04/08/2038 (B)	2,700	3,443
MetLife Institutional Funding II
1.361%, 04/04/2014 (A)(B)	153	154
Metropolitan Life Global Funding I (B)
5.125%, 04/10/2013	200	205
5.125%, 06/10/2014	1,575	1,693
3.875%, 04/11/2022	1,125	1,230
3.650%, 06/14/2018	490	540
2.500%, 01/11/2013	925	931
2.500%, 09/29/2015	2,935	3,050
2.000%, 01/10/2014	200	203
1.700%, 06/29/2015	497	505
Monumental Global Funding
5.500%, 04/22/2013 (B)	235	241

35	SEI Institutional Investments Trust / Quarterly Reporting / August 31, 2012

Schedule of Investments (Unaudited)

Core Fixed Income Fund

August 31, 2012

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Morgan Stanley MTN
7.300%, 05/13/2019	$5,990	$6,756
6.625%, 04/01/2018	5,190	5,732
6.250%, 08/28/2017 (C)	550	596
6.000%, 05/13/2014	5,705	6,032
5.950%, 12/28/2017	245	262
5.750%, 01/25/2021 (C)	235	243
5.625%, 09/23/2019 (C)	2,635	2,727
5.550%, 04/27/2017	514	545
5.500%, 07/24/2020	405	416
5.500%, 07/28/2021	4,574	4,689
5.450%, 01/09/2017	350	368
5.375%, 10/15/2015	100	105
5.300%, 03/01/2013	400	408
4.750%, 04/01/2014 (C)	1,940	1,997
4.750%, 03/22/2017	300	308
4.200%, 11/20/2014	1,851	1,899
0.905%, 10/18/2016 (A)	10,335	9,304
Murray Street Investment Trust I
4.647%, 03/09/2017 (H)	7,270	7,588
National Australia Bank (B)
5.350%, 06/12/2013	6,095	6,315
3.750%, 03/02/2015	455	481
3.000%, 07/27/2016 (C)	1,000	1,051
2.500%, 01/08/2013	150	151
1.600%, 08/07/2015	4,125	4,158
National Bank of Canada (B)
2.200%, 10/19/2016	4,350	4,588
1.650%, 01/30/2014	271	276
National Capital Trust II
5.486%, 12/29/2049 (A)(B)	40	40
National City
4.900%, 01/15/2015	400	434
National City Bank
5.800%, 06/07/2017 (C)	525	614
0.838%, 06/07/2017 (A)	3,000	2,833
National Rural Utilities Cooperative Finance
10.375%, 11/01/2018	230	338
2.625%, 09/16/2012	95	95
Nationwide Mutual Insurance (B)
9.375%, 08/15/2039	460	626
6.600%, 04/15/2034 (C)	2,535	2,542
5.810%, 12/15/2024 (A)(B)	4,407	4,006
New York Life Global Funding
4.650%, 05/09/2013 (B)	300	309
3.000%, 05/04/2015 (B)	5,380	5,705
New York Life Insurance
6.750%, 11/15/2039 (B)	1,355	1,893
NIBC Bank MTN
2.800%, 12/02/2014 (B)	2,350	2,443
Nomura Holdings
6.700%, 03/04/2020 (C)	629	722
4.125%, 01/19/2016	150	155
Nordea Bank (B)
4.875%, 05/13/2021 (C)	4,965	5,284
3.700%, 11/13/2014	900	943
3.125%, 03/20/2017	490	509
2.250%, 03/20/2015	3,795	3,855
1.750%, 10/04/2013	200	201

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Northern Trust
5.500%, 08/15/2013	$85	$89
Northwestern Mutual Life Insurance
6.063%, 03/30/2040 (B)	2,700	3,471
Oversea-Chinese Banking
1.625%, 03/13/2015 (B)	200	202
PACCAR Financial MTN
1.600%, 03/15/2017	164	167
1.550%, 09/29/2014	140	142
Pacific Life Global Funding (B)
5.150%, 04/15/2013	370	380
5.000%, 05/15/2017	170	182
Pacific Life Insurance
9.250%, 06/15/2039 (B)	360	490
PNC Bank
6.000%, 12/07/2017 (C)	250	299
PNC Funding
5.125%, 02/08/2020 (C)	340	402
2.700%, 09/19/2016	88	94
PPF Funding ‡
5.500%, 01/15/2014 (B)	5,000	5,120
Pricoa Global Funding I
5.450%, 06/11/2014 (B)	300	323
Primerica
4.750%, 07/15/2022	465	492
Principal Life Global Funding I
5.050%, 03/15/2015 (B)	750	817
Principal Life Income Funding Trusts MTN
5.100%, 04/15/2014	600	641
Private Export Funding
4.375%, 03/15/2019	4,660	5,605
2.450%, 07/15/2024	3,698	3,721
2.125%, 07/15/2016	4,760	5,044
1.450%, 08/15/2019	4,833	4,903
Prudential Covered Trust, Ser 2012-1
2.997%, 09/30/2015 (B)	2,285	2,367
Prudential Financial MTN
5.625%, 05/12/2041	551	612
Prudential Holdings
8.695%, 12/18/2023 (B)	2,500	3,094
Prudential Holdings LLC
1.343%, 12/18/2017 (A)(B)	4,550	4,351
Prudential Insurance of America
8.300%, 07/01/2025 (B)	600	809
Reckson Operating Partnership ‡
6.000%, 03/31/2016	95	102
Resona Preferred Global Securities Cayman
7.191%, 07/30/2049 (A)(B)	950	1,025
Royal Bank of Canada MTN
2.300%, 07/20/2016	640	671
0.687%, 06/29/2085 (A)	860	567
Royal Bank of Scotland
4.875%, 03/16/2015	370	393
3.950%, 09/21/2015	1,670	1,753
3.250%, 01/11/2014	60	61

36	SEI Institutional Investments Trust / Quarterly Reporting / August 31, 2012

Schedule of Investments (Unaudited)

Core Fixed Income Fund

August 31, 2012

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Royal Bank of Scotland Group MTN
7.640%, 09/29/2017 (A)	$800	$632
6.400%, 10/21/2019	2,390	2,631
Safina
1.550%, 01/15/2022	1,912	1,895
Santander US Debt SAU
3.724%, 01/20/2015 (B)	2,880	2,775
Security Benefit Life Insurance
8.750%, 05/15/2016 (B)	5,200	5,578
Shurgard Storage Centers LLC ‡
5.875%, 03/15/2013	154	158
Simon Property Group ‡
10.350%, 04/01/2019	520	744
6.750%, 05/15/2014	165	178
5.650%, 02/01/2020 (C)	133	160
4.375%, 03/01/2021	130	145
4.125%, 12/01/2021	108	119
SLM MTN
8.450%, 06/15/2018	530	612
Societe Generale (A)
0.844%, 11/29/2049	180	86
0.811%, 11/29/2049	680	326
Sparebank 1 Boligkreditt
2.300%, 06/30/2017 (B)	6,860	7,137
Springleaf Finance MTN
6.900%, 12/15/2017	170	140
Stadshypotek
1.450%, 09/30/2013 (B)(C)	1,394	1,408
State Street
4.956%, 03/15/2018	2,490	2,731
4.300%, 05/30/2014	60	64
Sumitomo Mitsui Banking (B)
3.150%, 07/22/2015	2,380	2,511
3.100%, 01/14/2016	640	682
SunTrust Preferred Capital I
4.000%, 12/31/2049 (A)	2,533	1,855
Svenska Handelsbanken
3.125%, 07/12/2016	282	289
2.875%, 04/04/2017	4,720	4,916
Swedbank Hypotek
2.375%, 04/05/2017 (B)	4,840	5,053
Teachers Insurance & Annuity Association of America
6.850%, 12/16/2039 (B)	1,890	2,615
Temasek Financial I
2.375%, 01/23/2023 (B)	1,660	1,667
Toronto-Dominion Bank MTN
2.500%, 07/14/2016	538	570
2.200%, 07/29/2015 (B)(C)	295	309
Toyota Motor Credit MTN
3.400%, 09/15/2021	2,690	2,927
3.200%, 06/17/2015	308	329
2.000%, 09/15/2016	930	969
Travelers
5.900%, 06/02/2019 (C)	145	181
Travelers Property Casualty
7.750%, 04/15/2026	300	426

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

UBS MTN
5.875%, 12/20/2017 (C)	$520	$605
5.750%, 04/25/2018 (C)	150	173
3.875%, 01/15/2015	1,170	1,233
2.250%, 08/12/2013 (C)	250	253
2.250%, 01/28/2014	1,690	1,714
UDR MTN ‡
6.050%, 06/01/2013	370	382
5.250%, 01/15/2015	75	81
4.250%, 06/01/2018	2,000	2,154
US Bancorp MTN
4.125%, 05/24/2021	134	152
3.000%, 03/15/2022	67	70
2.950%, 07/15/2022	1,465	1,476
2.875%, 11/20/2014	415	437
2.450%, 07/27/2015	300	315
Ventas Realty ‡
4.000%, 04/30/2019	4,593	4,882
Vesey Street Investment Trust I
4.404%, 09/01/2016 (H)	870	906
Wachovia
5.750%, 06/15/2017	690	823
5.500%, 05/01/2013	644	665
5.250%, 08/01/2014	650	699
0.787%, 10/28/2015 (A)	3,610	3,504
Wachovia Bank MTN
6.000%, 11/15/2017	3,950	4,730
0.798%, 03/15/2016 (A)	1,200	1,158
Wachovia Capital Trust III
5.570%, 12/31/2049 (A)	4,912	4,851
WEA Finance (B)
7.125%, 04/15/2018	3,655	4,379
6.750%, 09/02/2019	721	865
WEA Finance LLC
4.625%, 05/10/2021 (B)	860	934
Wells Fargo
5.625%, 12/11/2017	350	419
5.000%, 11/15/2014	1,085	1,171
4.600%, 04/01/2021	840	968
3.676%, 06/15/2016 (C)(H)	3,170	3,448
2.100%, 05/08/2017	3,180	3,284
Wells Fargo Bank
4.750%, 02/09/2015	300	324
Wells Fargo Capital X
5.950%, 12/15/2036	1,350	1,370
Westpac Banking
4.875%, 11/19/2019 (C)	604	681
2.450%, 11/28/2016 (B)	350	366
1.375%, 07/17/2015 (B)	5,135	5,184
1.191%, 03/31/2014 (A)(B)	725	728
Woodbourne Capital Trust I
1.100%, 04/08/2049 (A)(B)	625	244
WR Berkley
4.625%, 03/15/2022	1,076	1,133
ZFS Finance USA Trust II
6.450%, 12/15/2065 (A)(B)	6,290	6,620

		955,920

37	SEI Institutional Investments Trust / Quarterly Reporting / August 31, 2012

Schedule of Investments (Unaudited)

Core Fixed Income Fund

August 31, 2012

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Health Care — 0.9%
Abbott Laboratories
5.600%, 11/30/2017	$450	$552
Aetna
6.750%, 12/15/2037	60	80
4.500%, 05/15/2042	71	72
Amgen
5.750%, 03/15/2040	237	275
5.700%, 02/01/2019	100	119
5.650%, 06/15/2042	3,950	4,606
5.375%, 05/15/2043	2,945	3,333
5.150%, 11/15/2041	3,495	3,815
4.850%, 11/18/2014	50	54
4.500%, 03/15/2020	84	94
3.875%, 11/15/2021	200	216
Boston Scientific
6.400%, 06/15/2016	1,890	2,193
Celgene
3.250%, 08/15/2022	3,895	3,914
1.900%, 08/15/2017	1,787	1,804
CHS
7.125%, 07/15/2020	190	199
Coventry Health Care
5.950%, 03/15/2017	2,788	3,260
Express Scripts Holding (B)
3.500%, 11/15/2016	4,920	5,280
2.650%, 02/15/2017	1,720	1,787
2.100%, 02/12/2015	3,940	4,016
Gilead Sciences
5.650%, 12/01/2041	1,300	1,655
4.500%, 04/01/2021	1,820	2,082
GlaxoSmithKline Capital
5.650%, 05/15/2018	1,730	2,125
2.850%, 05/08/2022	2,010	2,101
HCA
8.500%, 04/15/2019	30	34
5.750%, 03/15/2014	5,548	5,791
Hospira
6.400%, 05/15/2015	20	22
Humana
7.200%, 06/15/2018	2,120	2,562
Medco Health Solutions
7.125%, 03/15/2018	250	314
2.750%, 09/15/2015 (C)	135	141
Medtronic
4.450%, 03/15/2020	1,320	1,526
Pharmacia
6.500%, 12/01/2018	430	548
Roche Holdings
6.000%, 03/01/2019 (B)	1,260	1,593
Tenet Healthcare
8.875%, 07/01/2019	525	597
Thermo Fisher Scientific
3.600%, 08/15/2021	770	823
3.200%, 03/01/2016	1,425	1,514
UnitedHealth Group
5.800%, 03/15/2036	560	684
5.700%, 10/15/2040	910	1,149
4.875%, 02/15/2013	92	94
3.875%, 10/15/2020	980	1,076
3.375%, 11/15/2021	225	240

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

WellPoint
6.000%, 02/15/2014	$383	$410
5.875%, 06/15/2017	350	413
4.625%, 05/15/2042	1,119	1,115
3.700%, 08/15/2021	2,790	2,903
3.125%, 05/15/2022	2,944	2,932
Wyeth
5.950%, 04/01/2037	2,460	3,384

		73,497

Industrials — 0.7%
ABB Finance USA
4.375%, 05/08/2042	47	53
2.875%, 05/08/2022 (C)	117	121
1.625%, 05/08/2017	81	82
Air 2 US
8.027%, 10/01/2019 (B)	1,489	1,511
American Airlines Pass-Through Trust, Ser 2011-2, Cl A
8.625%, 10/15/2021 (C)	3,470	3,679
American Airlines, Pass-Through Trust, Ser 2011-1, Cl A
5.250%, 01/31/2021 (C)	107	111
BAE Systems (B)
5.800%, 10/11/2041	90	106
4.750%, 10/11/2021	3,955	4,333
BAE Systems Holdings
5.200%, 08/15/2015 (B)	360	393
Boeing
4.875%, 02/15/2020	2,650	3,217
Burlington Northern Santa Fe
7.290%, 06/01/2036	200	274
5.650%, 05/01/2017	200	238
4.375%, 09/01/2042	150	158
3.450%, 09/15/2021	60	64
Burlington Northern Santa Fe LLC
5.400%, 06/01/2041	200	240
4.700%, 10/01/2019	375	430
3.050%, 09/01/2022	300	309
Canadian National Railway
5.850%, 11/15/2017 (C)	150	181
Cargill (B)
7.350%, 03/06/2019	400	509
3.300%, 03/01/2022	200	208
Caterpillar
2.600%, 06/26/2022	123	127
Continental Airlines
5.983%, 04/19/2022	2,877	3,151
Continental Airlines, Ser 974A
6.900%, 01/02/2018	147	159
Continental Airlines, Ser 1999-1 Cl A Pass-Through Trust
6.545%, 02/02/2019	485	527
Continental Airlines, Ser 1999-2 Cl C-2 Pass-Through Trust
7.256%, 03/15/2020	1,178	1,279
Continental Airlines, Ser 2000-1 Cl A-1 Pass-Through Trust
8.048%, 11/01/2020	2,325	2,639
CRH America
6.000%, 09/30/2016	154	171

38	SEI Institutional Investments Trust / Quarterly Reporting / August 31, 2012

Schedule of Investments (Unaudited)

Core Fixed Income Fund

August 31, 2012

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

CSX
7.375%, 02/01/2019 (C)	$460	$591
4.250%, 06/01/2021	65	73
Danaher
3.900%, 06/23/2021 (C)	266	302
Deere
3.900%, 06/09/2042	64	67
2.600%, 06/08/2022	74	76
Delta Air Lines, Pass-Through Trust, Ser 2011-1, Cl A
5.300%, 04/15/2019	81	87
Delta Air Lines, Ser 2007-1 Cl A Pass-Through Trust
6.821%, 08/10/2022	1,703	1,861
Delta Air Lines, Ser 2010-2 Cl A Pass-Through Trust
4.950%, 05/23/2019	257	275
Eaton
7.625%, 04/01/2024	325	433
Fluor
3.375%, 09/15/2021	308	328
General Electric
5.250%, 12/06/2017	250	297
Illinois Tool Works
3.900%, 09/01/2042	960	979
JetBlue Airways Private Trust, Ser 2004-2, Cl G1
0.809%, 08/15/2016 (A)	3,911	3,667
Koninklijke Philips Electronics
7.200%, 06/01/2026	300	396
5.750%, 03/11/2018	100	120
3.750%, 03/15/2022	424	459
Life Technologies
5.000%, 01/15/2021	1,521	1,725
Lockheed Martin
5.720%, 06/01/2040	405	516
3.350%, 09/15/2021	3,435	3,629
2.125%, 09/15/2016	187	194
Norfolk Southern
6.000%, 05/23/2111	527	649
Northrop Grumman
1.850%, 11/15/2015	2,380	2,448
Pitney Bowes MTN (C)
5.600%, 03/15/2018	100	106
5.000%, 03/15/2015	225	238
4.875%, 08/15/2014	325	341
Raytheon
3.125%, 10/15/2020	780	839
Republic Services
3.550%, 06/01/2022	125	131
Ryder System MTN
3.600%, 03/01/2016	132	140
2.500%, 03/01/2017	177	180
Union Pacific
4.300%, 06/15/2042	100	107
4.163%, 07/15/2022 (C)	437	496
Union Pacific Railroad 2003 Pass-Through Trust
4.698%, 01/02/2024	157	172
United Parcel Service
4.500%, 01/15/2013	1,670	1,696

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

United Parcel Service of America
8.375%, 04/01/2020	$140	$196
United Technologies
8.875%, 11/15/2019	400	554
5.400%, 05/01/2035	640	801
4.500%, 06/01/2042	2,190	2,488
3.100%, 06/01/2022	1,200	1,277
US Airways, Pass-Through Trust, Ser 2012-1, Cl A
5.900%, 10/01/2024	50	53
Waste Management
7.125%, 12/15/2017	1,650	1,999
4.750%, 06/30/2020	299	346
2.600%, 09/01/2016	1,015	1,059

		56,661

Information Technology — 0.2%
Arrow Electronics
6.875%, 07/01/2013	80	84
6.875%, 06/01/2018	270	316
6.000%, 04/01/2020	225	253
3.375%, 11/01/2015	60	62
Cisco Systems
5.900%, 02/15/2039	250	333
5.500%, 01/15/2040	500	646
Dell
5.650%, 04/15/2018	415	487
eBay
4.000%, 07/15/2042	84	83
2.600%, 07/15/2022	74	75
Fiserv
3.125%, 06/15/2016	1,780	1,857
Hewlett-Packard
6.000%, 09/15/2041	400	417
4.300%, 06/01/2021	200	201
4.050%, 09/15/2022 (C)	87	85
2.600%, 09/15/2017	1,417	1,403
HP Enterprise Services LLC
7.450%, 10/15/2029	500	604
Intel
4.800%, 10/01/2041	293	349
3.300%, 10/01/2021	312	339
International Business Machines
7.625%, 10/15/2018	365	494
4.000%, 06/20/2042	169	187
1.950%, 07/22/2016	126	132
1.250%, 02/06/2017	189	192
Intuit
5.750%, 03/15/2017	765	887
Microsoft
4.500%, 10/01/2040	61	73
1.625%, 09/25/2015	405	420
National Semiconductor
6.600%, 06/15/2017	500	624
3.950%, 04/15/2015	500	541
Oracle
6.500%, 04/15/2038	100	142
6.125%, 07/08/2039	163	224
5.375%, 07/15/2040	97	124
5.000%, 07/08/2019 (C)	450	543

39	SEI Institutional Investments Trust / Quarterly Reporting / August 31, 2012

Schedule of Investments (Unaudited)

Core Fixed Income Fund

August 31, 2012

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Xerox
8.250%, 05/15/2014	$320	$356
4.500%, 05/15/2021	80	84
2.950%, 03/15/2017	65	66

		12,683

Materials — 0.6%
Barrick
3.850%, 04/01/2022	3,165	3,285
Barrick Gold
6.950%, 04/01/2019	1,660	2,064
Barrick North America Finance LLC
4.400%, 05/30/2021	1,050	1,135
BHP Billiton Finance USA
6.500%, 04/01/2019	445	570
4.125%, 02/24/2042	147	154
3.250%, 11/21/2021	4,560	4,823
1.625%, 02/24/2017	111	113
Celulosa Arauco y Constitucion
4.750%, 01/11/2022	1,150	1,207
Dow Chemical
8.550%, 05/15/2019	957	1,292
7.600%, 05/15/2014	410	455
5.250%, 11/15/2041	1,355	1,545
4.250%, 11/15/2020	118	130
E.I. du Pont de Nemours
5.600%, 12/15/2036	275	360
4.900%, 01/15/2041	125	155
1.950%, 01/15/2016	162	168
Ecolab
4.350%, 12/08/2021	620	705
Freeport-McMoRan Copper
3.550%, 03/01/2022	3,005	2,985
2.150%, 03/01/2017	404	408
Mosaic
4.875%, 11/15/2041	117	131
3.750%, 11/15/2021	98	105
Nacional del Cobre de Chile
4.750%, 10/15/2014 (B)	900	961
Placer Dome
6.450%, 10/15/2035	200	236
Potash Corp of Saskatchewan
6.500%, 05/15/2019	250	314
4.875%, 03/30/2020	10	12
PPG Industries
9.000%, 05/01/2021	515	705
6.650%, 03/15/2018	695	856
5.750%, 03/15/2013	595	611
Praxair
5.200%, 03/15/2017	215	252
4.375%, 03/31/2014	250	265
Rio Tinto Finance USA
8.950%, 05/01/2014	265	300
6.500%, 07/15/2018	3,720	4,605
4.125%, 05/20/2021	770	846
3.750%, 09/20/2021	1,530	1,640
3.500%, 11/02/2020	77	81
Stauffer Chemical (D)(G)
5.831%, 04/15/2018	860	279
5.702%, 04/15/2017	350	139
Teck Resources
6.250%, 07/15/2041	1,152	1,273

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Union Carbide
7.750%, 10/01/2096	$200	$231
7.500%, 06/01/2025	200	243
Vale Overseas
8.250%, 01/17/2034	365	472
6.875%, 11/21/2036	2,958	3,478
4.375%, 01/11/2022 (C)	4,628	4,743

		44,332

Telecommunication Services — 1.3%
America Movil
5.625%, 11/15/2017	1,450	1,717
5.000%, 03/30/2020	740	860
3.125%, 07/16/2022	5,090	5,217
2.375%, 09/08/2016	1,568	1,628
AT&T
8.000%, 11/15/2031	43	67
6.550%, 02/15/2039	1,890	2,537
6.400%, 05/15/2038	1,005	1,328
6.300%, 01/15/2038	7,595	9,902
5.600%, 05/15/2018 (C)	590	724
5.550%, 08/15/2041	90	112
5.500%, 02/01/2018	3,350	4,057
5.350%, 09/01/2040	1,431	1,717
5.100%, 09/15/2014	2,310	2,517
4.850%, 02/15/2014 (C)	500	530
3.875%, 08/15/2021	460	517
1.600%, 02/15/2017	2,975	3,050
0.875%, 02/13/2015	2,140	2,158
BellSouth
6.875%, 10/15/2031	150	188
6.550%, 06/15/2034	200	243
BellSouth Telecommunications
6.300%, 12/15/2015	165	174
British Telecommunications
5.950%, 01/15/2018	1,611	1,922
CCO Holdings LLC
7.250%, 10/30/2017	430	471
Cellco Partnership
8.500%, 11/15/2018	1,730	2,420
Centel Capital
9.000%, 10/15/2019	325	388
CenturyLink
7.650%, 03/15/2042	1,050	1,095
7.600%, 09/15/2039	360	372
6.450%, 06/15/2021 (C)	540	603
Comcast Cable Communications LLC
8.875%, 05/01/2017	150	197
Comcast Cable Holdings LLC
10.125%, 04/15/2022	190	284
COX Communications
5.450%, 12/15/2014	1,075	1,183
Cox Enterprises
7.375%, 07/15/2027 (B)	170	212
Crown Castle Towers LLC
3.214%, 08/15/2015 (B)	290	299
CSC Holdings LLC
8.500%, 04/15/2014	885	972
Deutsche Telekom International Finance
5.750%, 03/23/2016	2,085	2,372

40	SEI Institutional Investments Trust / Quarterly Reporting / August 31, 2012

Schedule of Investments (Unaudited)

Core Fixed Income Fund

August 31, 2012

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Deutsche Telekom International Finance BV
6.000%, 07/08/2019	$600	$729
2.250%, 03/06/2017 (B)	5,675	5,801
DIRECTV Holdings
6.000%, 08/15/2040	3,000	3,391
4.600%, 02/15/2021	400	437
DIRECTV Holdings LLC
3.800%, 03/15/2022	1,835	1,895
2.400%, 03/15/2017	960	988
Discovery Communications LLC
4.375%, 06/15/2021	344	386
France Telecom
8.500%, 03/01/2031	370	551
2.750%, 09/14/2016	140	146
Frontier Communications
8.250%, 05/01/2014	9	10
6.625%, 03/15/2015	490	525
GTE
8.750%, 11/01/2021	600	862
6.840%, 04/15/2018	800	993
Intelsat Jackson Holdings
7.250%, 04/01/2019	485	523
News America
7.300%, 04/30/2028	500	609
6.650%, 11/15/2037	385	493
6.150%, 03/01/2037	4,580	5,557
News America Holdings
8.875%, 04/26/2023	200	270
7.700%, 10/30/2025	200	266
Nippon Telegraph & Telephone
1.400%, 07/18/2017	1,545	1,562
Pearson Funding Four
3.750%, 05/08/2022 (B)	1,795	1,870
Qwest
6.750%, 12/01/2021	593	700
Reed Elsevier Capital
8.625%, 01/15/2019	2,220	2,848
Sprint Capital
8.750%, 03/15/2032	390	394
TCI Communications
8.750%, 08/01/2015	701	851
7.125%, 02/15/2028	400	531
Telecom Italia Capital
6.999%, 06/04/2018	500	522
6.175%, 06/18/2014	100	103
Telefonica Emisiones
6.421%, 06/20/2016	230	235
Telefonica Emisiones SAU
6.221%, 07/03/2017	690	702
5.877%, 07/15/2019 (C)	295	285
5.462%, 02/16/2021	69	63
5.134%, 04/27/2020	1,280	1,170
Telefonica Moviles Chile
2.875%, 11/09/2015 (B)	1,498	1,500
Verizon Communications
8.750%, 11/01/2018 (C)	194	272
6.100%, 04/15/2018	1,909	2,385
5.850%, 09/15/2035	850	1,083
5.500%, 02/15/2018	2,460	2,996
Verizon Global Funding
7.750%, 12/01/2030	3,940	5,828

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Verizon Maryland
7.150%, 05/01/2023	$600	$620
Verizon Virginia
4.625%, 03/15/2013	50	51
Virgin Media Secured Finance
6.500%, 01/15/2018	140	153
Vodafone Group
5.450%, 06/10/2019	226	275
1.625%, 03/20/2017	240	245
Windstream
8.125%, 09/01/2018	365	389
WPP Finance UK
8.000%, 09/15/2014	520	584

		104,682

Utilities — 1.6%
AGL Capital
6.375%, 07/15/2016	200	233
5.875%, 03/15/2041	73	97
5.250%, 08/15/2019	170	200
4.450%, 04/15/2013	400	408
Alabama Power
6.125%, 05/15/2038	69	95
5.875%, 12/01/2022	275	351
Alabama Power Capital Trust V
3.561%, 10/01/2042 (A)	100	101
Ameren
8.875%, 05/15/2014	2,080	2,307
Ameren Illinois
2.700%, 09/01/2022	3,895	3,922
American Water Capital
6.085%, 10/15/2017 (C)	400	476
Appalachian Power
5.950%, 05/15/2033	200	235
4.600%, 03/30/2021	150	171
Arizona Public Service
5.050%, 09/01/2041	219	260
4.500%, 04/01/2042	1,668	1,856
Arizona Public Services
8.000%, 12/30/2015	302	314
Atmos Energy
4.950%, 10/15/2014	260	282
Boston Gas
4.487%, 02/15/2042 (B)	140	158
Calpine Construction Finance
8.000%, 06/01/2016 (B)	915	989
Carolina Power & Light
5.300%, 01/15/2019	400	484
4.100%, 05/15/2042	1,160	1,231
3.000%, 09/15/2021	111	117
2.800%, 05/15/2022	121	126
Cedar Brakes II
9.875%, 09/01/2013 (B)	1,527	1,572
CenterPoint Energy
6.500%, 05/01/2018 (C)	271	326
CenterPoint Energy Houston Electric LLC
3.550%, 08/01/2042	1,760	1,767
CenterPoint Energy Resources
6.125%, 11/01/2017	320	383
Cleveland Electric Illuminating
7.880%, 11/01/2017	310	391

41	SEI Institutional Investments Trust / Quarterly Reporting / August 31, 2012

Schedule of Investments (Unaudited)

Core Fixed Income Fund

August 31, 2012

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

CMS Energy
5.050%, 03/15/2022	$1,315	$1,425
2.750%, 05/15/2014	1,250	1,266
Comision Federal de Electricidad (B)
5.750%, 02/14/2042	605	679
4.875%, 05/26/2021	249	277
Consolidated Edison of New York
5.700%, 06/15/2040	154	210
Consumers Energy
6.700%, 09/15/2019	400	521
2.850%, 05/15/2022	56	59
Detroit Edison
5.400%, 08/01/2014	50	54
2.650%, 06/15/2022	66	68
Dominion Resources
8.875%, 01/15/2019	2,295	3,145
6.400%, 06/15/2018	300	374
5.700%, 09/17/2012	3,420	3,426
5.250%, 08/01/2033	300	354
4.900%, 08/01/2041	48	57
1.950%, 08/15/2016	950	978
DPL
7.250%, 10/15/2021 (B)	8	9
Duke Energy
6.300%, 02/01/2014	415	447
5.625%, 11/30/2012	405	410
3.550%, 09/15/2021	362	385
3.050%, 08/15/2022	1,945	1,951
1.625%, 08/15/2017	2,430	2,437
Duke Energy Carolinas
3.900%, 06/15/2021	200	227
Duke Energy Carolinas LLC
4.300%, 06/15/2020	195	226
4.250%, 12/15/2041	120	131
Duke Energy Indiana
4.200%, 03/15/2042	1,970	2,085
3.750%, 07/15/2020	180	199
Enel Finance International
5.125%, 10/07/2019 (B)(C)	500	496
Exelon
5.625%, 06/15/2035	2,415	2,774
Exelon Generation
5.750%, 10/01/2041	86	96
Exelon Generation LLC
4.000%, 10/01/2020 (C)	588	621
FirstEnergy, Ser C
7.375%, 11/15/2031	4,175	5,502
Florida Gas Transmission LLC
3.875%, 07/15/2022 (B)	3,600	3,759
Florida Power & Light
5.950%, 10/01/2033 (C)	150	203
5.125%, 06/01/2041	197	250
Great Plains Energy
4.850%, 06/01/2021	27	30
Indiana Michigan Power
7.000%, 03/15/2019	170	212
Jersey Central Power & Light
7.350%, 02/01/2019	500	641

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

John Sevier Combined Cycle Generation
4.626%, 01/15/2042	$254	$295
Kansas City Power & Light
5.300%, 10/01/2041	350	403
KCP&L Greater Missouri Operations
8.270%, 11/15/2021	2,894	3,630
Korea Gas
2.250%, 07/25/2017 (B)	1,380	1,381
Massachusetts Electric
5.900%, 11/15/2039 (B)	210	279
MidAmerican Energy
5.300%, 03/15/2018	750	897
MidAmerican Energy Holdings
6.500%, 09/15/2037	3,525	4,809
Mirant Mid Atlantic Pass Through Trust C
10.060%, 12/30/2028	229	254
Nevada Power
7.125%, 03/15/2019	400	517
5.450%, 05/15/2041	150	189
5.375%, 09/15/2040	45	56
NextEra Energy Capital Holdings
5.350%, 06/15/2013	125	129
Niagara Mohawk Power
4.881%, 08/15/2019 (B)	180	204
Nisource Finance
6.800%, 01/15/2019	3,747	4,491
6.125%, 03/01/2022	2,400	2,902
5.800%, 02/01/2042	471	559
Northern Natural Gas
4.100%, 09/15/2042 (B)	1,730	1,770
Northern States Power
6.250%, 06/01/2036	350	500
5.350%, 11/01/2039	56	73
NRG Energy
7.625%, 01/15/2018	780	835
7.625%, 05/15/2019	110	115
Oncor Electric Delivery
6.800%, 09/01/2018	4,660	5,699
5.300%, 06/01/2042	1,500	1,626
Pacific Gas & Electric
8.250%, 10/15/2018	1,690	2,331
5.800%, 03/01/2037	810	1,053
5.400%, 01/15/2040	156	195
4.500%, 12/15/2041	180	202
4.450%, 04/15/2042	2,443	2,707
3.250%, 09/15/2021	35	38
PacifiCorp
6.250%, 10/15/2037 (C)	310	434
5.650%, 07/15/2018	100	123
5.500%, 01/15/2019	400	487
PG&E
5.750%, 04/01/2014	80	86
PPL Capital Funding
4.200%, 06/15/2022	1,175	1,241
PPL Energy Supply
4.600%, 12/15/2021	230	246
Progress Energy
6.000%, 12/01/2039	200	252
3.150%, 04/01/2022	1,790	1,819

42	SEI Institutional Investments Trust / Quarterly Reporting / August 31, 2012

Schedule of Investments (Unaudited)

Core Fixed Income Fund

August 31, 2012

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

PSEG Power
5.125%, 04/15/2020	$120	$138
4.150%, 09/15/2021	72	78
PSEG Power LLC
5.500%, 12/01/2015	445	498
5.320%, 09/15/2016	126	144
2.750%, 09/15/2016	1,055	1,101
Public Service Electric & Gas
5.375%, 11/01/2039	97	127
2.700%, 05/01/2015	135	142
Public Service of New Mexico
7.950%, 05/15/2018	3,000	3,643
Public Service of Oklahoma
5.150%, 12/01/2019	220	255
Sabine Pass LNG L.P.
7.500%, 11/30/2016	710	760
7.500%, 11/30/2016 (B)	230	237
7.250%, 11/30/2013	435	452
San Diego Gas & Electric
6.000%, 06/01/2026	400	536
3.950%, 11/15/2041	41	45
Sempra Energy
9.800%, 02/15/2019	100	141
8.900%, 11/15/2013	400	437
6.500%, 06/01/2016	135	161
6.000%, 10/15/2039	170	225
Southern
4.150%, 05/15/2014	85	90
1.950%, 09/01/2016	130	134
Southern California Edison
6.650%, 04/01/2029	200	271
5.500%, 03/15/2040	170	226
4.650%, 04/01/2015	200	219
4.050%, 03/15/2042	450	489
Southern Power
5.150%, 09/15/2041	44	51
Southern Star Central Gas Pipeline
6.000%, 06/01/2016 (B)	655	725
Southern Union
8.250%, 11/15/2029	4,295	5,393
3.462%, 11/01/2066 (A)	485	384
Southwestern Electric Power
6.450%, 01/15/2019	672	812
3.550%, 02/15/2022	3,150	3,288
Southwestern Public Service
8.750%, 12/01/2018	300	414
Texas-New Mexico Power
9.500%, 04/01/2019 (B)	1,487	2,037
Virginia Electric and Power
5.400%, 04/30/2018	300	363
2.950%, 01/15/2022	1,600	1,692
Wisconsin Electric Power
2.950%, 09/15/2021	14	15

		123,386

Total Corporate Obligations (Cost $1,695,290) ($ Thousands)		1,806,773

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES — 7.3%

Automotive — 0.8%
Ally Auto Receivables Trust, Ser 2010-1, Cl A3
1.450%, 05/15/2014	$63	$63
Ally Auto Receivables Trust, Ser 2010-3, Cl A4
1.550%, 08/17/2015	357	362
Ally Auto Receivables Trust, Ser 2010-4, Cl A3
0.910%, 11/17/2014	272	273
Ally Auto Receivables Trust, Ser 2011-1, Cl A3
1.380%, 01/15/2015	265	267
Ally Auto Receivables Trust, Ser 2011-4, Cl A2
0.650%, 03/17/2014	881	882
Ally Auto Receivables Trust, Ser 2012-1, Cl A2
0.710%, 09/15/2014	2,578	2,582
Ally Auto Receivables Trust, Ser 2012-1, Cl A3
0.930%, 02/16/2016	355	358
Ally Auto Receivables Trust, Ser 2012-3, Cl A2
0.700%, 01/15/2015	1,500	1,504
Ally Auto Receivables Trust, Ser 2012-3, Cl A3
0.850%, 08/15/2016	347	350
Ally Auto Receivables Trust, Ser 2012-4, Cl A2
0.480%, 05/15/2015	9,475	9,475
American Credit Acceptance Receivables Trust, Ser 2012- 1, Cl A1
1.960%, 01/15/2014 (B)	89	89
American Credit Acceptance Receivables Trust, Ser 2012- 1, Cl A2
3.040%, 10/15/2015 (B)	256	256
American Credit Acceptance Receivables Trust, Ser 2012- 2, Cl A
1.890%, 07/15/2016 (B)	1,174	1,174
AmeriCredit Automobile Receivables Trust, Ser 2010- 3, Cl A3
1.140%, 04/08/2015	363	364
AmeriCredit Automobile Receivables Trust, Ser 2010- 4, Cl A2
0.960%, 05/08/2014	42	42
AmeriCredit Automobile Receivables Trust, Ser 2010- 4, Cl A3
1.270%, 04/08/2015	250	250
AmeriCredit Automobile Receivables Trust, Ser 2011- 1, Cl A2
0.840%, 06/09/2014	61	61

43	SEI Institutional Investments Trust / Quarterly Reporting / August 31, 2012

Schedule of Investments (Unaudited)

Core Fixed Income Fund

August 31, 2012

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

AmeriCredit Automobile Receivables Trust, Ser 2011- 1, Cl A3
1.390%, 09/08/2015	$200	$201
AmeriCredit Automobile Receivables Trust, Ser 2011- 3, Cl A2
0.840%, 11/10/2014	432	433
AmeriCredit Automobile Receivables Trust, Ser 2012- 1, Cl A2
0.910%, 10/08/2015	297	298
AmeriCredit Automobile Receivables Trust, Ser 2012- 3, Cl A2
0.710%, 12/08/2015	480	479
AmeriCredit Automobile Receivables Trust, Ser 2012- 3, Cl A3
0.960%, 01/09/2017	299	301
Avis Budget Rental Car Funding LLC, Ser 2010-5A, Cl A
3.150%, 03/20/2017 (B)	440	468
Avis Budget Rental Car Funding LLC, Ser 2012-2A, Cl A
2.802%, 05/20/2018 (B)	1,050	1,092
Avis Budget Rental Car Funding, Ser 2012-3A, Cl A
2.100%, 03/20/2019 (B)	1,700	1,697
Bank of America Auto Trust, Ser 2009-1A, Cl A4
3.520%, 06/15/2016 (B)	88	88
Bank of America Auto Trust, Ser 2010-1A, Cl A4
2.180%, 02/15/2017 (B)	310	313
Bank of America Auto Trust, Ser 2010-2, Cl A3
1.310%, 07/15/2014	40	40
BMW Vehicle Lease Trust, Ser 2012-1, Cl A3
0.750%, 02/20/2015	342	343
CarMax Auto Owner Trust, Ser 2010-1, Cl A3
1.560%, 07/15/2014	82	82
CarMax Auto Owner Trust, Ser 2011-1, Cl A3
1.380%, 09/15/2015	482	484
CarMax Auto Owner Trust, Ser 2011-1, Cl A4
2.290%, 09/15/2016	530	546
CarMax Auto Owner Trust, Ser 2011-3, Cl A3
1.230%, 06/15/2016	506	510
CarNow Auto Receivables Trust, Ser 2012-1A, Cl A
2.090%, 01/15/2015 (B)	306	306
Chrysler Financial Auto Securitization Trust, Ser 2009- A, Cl A3
2.820%, 01/15/2016	5	5
CPS Auto Trust, Ser 2011-B, Cl A
3.680%, 09/17/2018 (B)	467	478

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

CPS Auto Trust, Ser 2011-C, Cl A
4.210%, 03/15/2019 (B)	$462	$484
CPS Auto Trust, Ser 2012-A, Cl A
2.780%, 06/17/2019 (B)	228	228
CPS Auto Trust, Ser 2012-B, Cl A
2.520%, 09/16/2019 (B)	1,224	1,230
DT Auto Owner Trust, Ser 2012- 2A, Cl A
0.910%, 11/16/2015 (B)	380	381
First Investors Auto Owner Trust, Ser 2012-2A, Cl A2
1.470%, 05/15/2018 (B)	600	600
Ford Credit Auto Lease Trust, Ser 2011-A, Cl A2
0.740%, 09/15/2013	442	442
Ford Credit Auto Owner Trust, Ser 2009-B, Cl A4
4.942%, 07/15/2014	245	249
Ford Credit Auto Owner Trust, Ser 2009-D, Cl A3
2.170%, 10/15/2013	131	131
Ford Credit Auto Owner Trust, Ser 2012-A, Cl A3
0.840%, 08/15/2016	351	353
Ford Credit Auto Owner Trust, Ser 2012-B, Cl A3
1.010%, 12/15/2016	400	402
Ford Credit Auto Owner Trust, Ser 2012-C, Cl A2
0.470%, 04/15/2015	1,555	1,556
Ford Credit Floorplan Master Owner Trust, Ser 2012-1, Cl A
0.709%, 01/15/2016 (A)	7,195	7,231
Harley-Davidson Motorcycle Trust, Ser 2009-1, Cl A4
4.550%, 01/15/2017	18	18
Harley-Davidson Motorcycle Trust, Ser 2009-2, Cl A4
3.320%, 02/15/2017	116	116
Harley-Davidson Motorcycle Trust, Ser 2009-3, CIA4
2.540%, 04/15/2017	105	105
Harley-Davidson Motorcycle Trust, Ser 2009-4, CIA4
2.400%, 07/15/2014	41	41
Harley-Davidson Motorcycle Trust, Ser 2010-1, CIA3
1.160%, 02/15/2015	201	201
Hertz Vehicle Financing LLC, Ser 2009-2A, Cl A2
5.290%, 03/25/2016 (B)	2,100	2,308
Honda Auto Receivables Owner Trust, Ser 2009-2, Cl A4
4.430%, 07/15/2015	1,812	1,815
Honda Auto Receivables Owner Trust, Ser 2009-3, Cl A4
3.300%, 09/15/2015	198	199
Honda Auto Receivables Owner Trust, Ser 2012-1, Cl A3
0.770%, 01/15/2016	108	109

44	SEI Institutional Investments Trust / Quarterly Reporting / August 31, 2012

Schedule of Investments (Unaudited)

Core Fixed Income Fund

August 31, 2012

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Honda Auto Receivables Owner Trust, Ser 2012-1, Cl A4
0.970%, 04/16/2018	$56	$57
Honda Auto Receivables Owner Trust, Ser 2012-2, Cl A3
0.700%, 02/16/2016	275	276
Huntington Auto Trust, Ser 2012-1, Cl A3
0.810%, 09/15/2016	193	194
Hyundai Auto Receivables Trust, Ser 2010-B, Cl A3
0.970%, 04/15/2015	228	229
Hyundai Auto Receivables Trust, Ser 2010-B, Cl A4
1.630%, 03/15/2017	375	383
Hyundai Auto Receivables Trust, Ser 2011-A, Cl A3
1.160%, 04/15/2015	345	347
Hyundai Auto Receivables Trust, Ser 2011-A, Cl A4
1.780%, 12/15/2015	365	373
Hyundai Auto Receivables Trust, Ser 2011-B, Cl A3
1.040%, 09/15/2015	257	259
Hyundai Auto Receivables Trust, Ser 2011-B, Cl A4
1.650%, 02/15/2017	288	294
Hyundai Auto Receivables Trust, Ser 2012-B, Cl A2
0.540%, 01/15/2015	580	581
Hyundai Auto Receivables Trust, Ser 2012-B, Cl A3
0.620%, 09/15/2016	508	509
LAI Vehicle Lease Securitization Trust, Ser 2010-A, Cl A
2.550%, 09/15/2016 (B)	237	236
MMCA Automobile Trust, Ser 2011-A, Cl A4
2.020%, 10/17/2016 (B)	2,217	2,262
MMCA Automobile Trust, Ser 2012-A, Cl A4
1.890%, 08/15/2017 (B)	700	709
Nissan Auto Receivables Owner Trust, Ser 2010-A, Cl A3
0.870%, 07/15/2014	245	246
Nissan Auto Receivables Owner Trust, Ser 2010-A, Cl A4
1.310%, 09/15/2016	300	303
Santander Drive Auto Receivables Trust, Ser 2010- A, Cl A4
2.390%, 06/15/2017 (B)	400	411
Santander Drive Auto Receivables Trust, Ser 2011- S2A, Cl B
2.060%, 06/15/2017 (B)	125	126
Santander Drive Auto Receivables Trust, Ser 2011- S2A, Cl D
3.350%, 06/15/2017 (B)	201	201

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Santander Drive Auto Receivables Trust, Ser 2012- 1, Cl A2
1.250%, 04/15/2015	$407	$409
Santander Drive Auto Receivables Trust, Ser 2012- 2, Cl A2
0.910%, 05/15/2015	250	251
Santander Drive Auto Receivables Trust, Ser 2012- 2, Cl A3
1.220%, 12/15/2015	133	134
Santander Drive Auto Receivables Trust, Ser 2012- 3, Cl A2
1.060%, 04/15/2015	666	668
Santander Drive Auto Receivables Trust, Ser 2012- 3, Cl A3
1.080%, 04/15/2016	165	166
Santander Drive Auto Receivables Trust, Ser 2012- 5, Cl A2
0.570%, 12/15/2015	4,249	4,249
Santander Drive Auto Receivables Trust, Ser 2012- 5, Cl A3
0.830%, 12/15/2016	2,410	2,411
SNAAC Auto Receivables Trust, Ser 2012-1A, CIA
1.780%, 06/15/2016 (B)	255	253
Toyota Auto Receivables Owner Trust, Ser 2011-A, Cl A4
1.560%, 05/15/2015	415	422
USAA Auto Owner Trust, Ser 2009-2, Cl A4
2.530%, 07/15/2015	338	341
Volkswagen Auto Lease Trust, Ser 2012-A, Cl A2
0.660%, 11/20/2014	1,380	1,386
Volkswagen Auto Lease Trust, Ser 2012-A, Cl A3
0.870%, 07/20/2015	687	691
Volkswagen Auto Loan Enhanced Trust, Ser 2012-1, Cl A3
0.850%, 08/22/2016	426	429
Westlake Automobile Receivables Trust, Ser 2011- 1A, Cl A3
1.490%, 06/16/2014 (B)	292	292
World Omni Auto Receivables Trust, Ser 2010-A, Cl A4
2.210%, 05/15/2015	550	557
World Omni Auto Receivables Trust, Ser 2012-A, Cl A2
0.520%, 06/15/2015	440	440
World Omni Auto Receivables Trust, Ser 2012-A, Cl A3
0.640%, 02/15/2017	439	440

45	SEI Institutional Investments Trust / Quarterly Reporting / August 31, 2012

Schedule of Investments (Unaudited)

Core Fixed Income Fund

August 31, 2012

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

World Omni Automobile Lease Securitization Trust, Ser 2012- A, Cl A2
0.710%, 01/15/2015	$244	$244
World Omni Automobile Lease Securitization Trust, Ser 2012- A, Cl A3
0.930%, 11/16/2015	181	182

		66,676

Credit Cards — 0.6%
American Express Credit Account Master Trust, Ser 2012-3, Cl A
0.387%, 03/15/2018 (A)	12,422	12,422
Capital One Multi-Asset Execution Trust, Ser 2005- A10, Cl A
0.320%, 09/15/2015 (A)	690	690
Capital One Multi-Asset Execution Trust, Ser 2005-A6, Cl A6
0.505%, 07/15/2015 (A)	6,654	6,654
Capital One Multi-Asset Execution Trust, Ser 2006-A5, Cl A5
0.299%, 01/15/2016 (A)	370	370
Capital One Multi-Asset Execution Trust, Ser 2007-A8, Cl A8
0.768%, 10/15/2015 (A)	6,057	6,056
Chase Issuance Trust, Ser 2008- A13, Cl A13
1.968%, 09/15/2015 (A)	2,620	2,661
Citibank Omni Master Trust, Ser 2009-A14A, Cl A14
2.990%, 08/15/2018 (A) (B)	7,204	7,552
Citibank Omni Master Trust, Ser 2009-A17, Cl A17
4.900%, 11/15/2018 (B)	4,359	4,759
Discover Card Master Trust, Ser 2012-A5, Cl A5
0.444%, 01/16/2018 (A)	2,798	2,802

		43,966

Mortgage Related Securities — 1.2%
Aames Mortgage Trust, Ser 2002-1, Cl A3
6.679%, 06/25/2032	46	41
Accredited Mortgage Loan Trust, Ser 2005-3, Cl A2D
0.616%, 09/25/2035 (A)	1,513	1,495
ACE Securities, Ser 2006-SL3, Cl A1
0.346%, 06/25/2036 (A)	5,794	1,061
AFC Home Equity Loan Trust, Ser 2000-1, Cl 2A
0.475%, 03/25/2030 (A)	2,046	692
Argent Securities, Ser 2004-W5, Cl AV2
0.766%, 04/25/2034 (A)	1,113	945

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Asset-Backed Funding Certificates, Ser 2005-AQ1, Cl A4
5.010%, 06/25/2035	$637	$646
Asset-Backed Funding Certificates, Ser 2005-WMC1, Cl M1
0.676%, 06/25/2035 (A)	78	75
Asset-Backed Funding Certificates, Ser 2006-OPT2
0.456%, 10/25/2036 (A)	1,250	474
Asset-Backed Securities Home Equity, Ser 2003-HE7, Cl M1
1.224%, 12/15/2033 (A)	2,850	2,422
Asset-Backed Securities Home Equity, Ser 2005-HE6, Cl M2
0.746%, 07/25/2035 (A)	977	912
Bear Stearns Alt-A Trust, Ser 2004-13, Cl A1
0.976%, 11/25/2034 (A)	50	45
Bear Stearns Asset-Backed Securities Trust, Ser 2003-2, Cl A3
0.996%, 03/25/2043 (A)	2,303	2,073
Bear Stearns Asset-Backed Securities Trust, Ser 2005- HE12, Cl 1A3
0.636%, 12/25/2035 (A)	4,488	4,056
Bear Stearns Asset-Backed Securities Trust, Ser 2005- SD1, Cl 1A3
0.636%, 08/25/2043 (A)	5,730	5,506
Bear Stearns Asset-Backed Securities Trust, Ser 2005- TC2, Cl A3
0.605%, 08/25/2035 (A)	7,461	7,207
Bear Stearns Asset-Backed Securities Trust, Ser 2006- AC1, Cl 1A1
5.750%, 02/25/2036	1,906	1,492
Bear Stearns Asset-Backed Securities Trust, Ser 2006- HE1, Cl 1A2
0.456%, 12/25/2035 (A)	25	24
Centex Home Equity, Ser 2003- B, Cl AF4
3.735%, 02/25/2032	96	87
Centex Home Equity, Ser 2003- B, Cl AF6
3.173%, 06/25/2033 (A)	79	77
Centex Home Equity, Ser 2006- A, Cl AV4
0.486%, 06/25/2036 (A)	75	57
Citicorp Residential Mortgage Securities, Ser 2006-2, Cl A4
5.775%, 09/25/2036	5,006	4,857
Citicorp Residential Mortgage Securities, Ser 2007-1, Cl A5
6.046%, 03/25/2037	990	761
Conseco Finance Home Loan Trust, Ser 2001-D, Cl A5
6.690%, 11/15/2032 (A)	2,149	2,163

46	SEI Institutional Investments Trust / Quarterly Reporting / August 31, 2012

Schedule of Investments (Unaudited)

Core Fixed Income Fund

August 31, 2012

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Contimortgage Home Equity Trust, Ser 1997-2, Cl A9
7.090%, 04/15/2028	$1	$1
Delta Funding Home Equity Loan Trust, Ser 1999-3, Cl A1A
1.069%, 09/15/2029 (A)	310	242
EMC Mortgage Loan Trust, Ser 2002-AA, Cl A1
0.705%, 05/25/2039 (A) (B)	674	570
GSAA Trust, Ser 2005-6, Cl A3
0.616%, 06/25/2035 (A)	4,100	3,472
Home Equity Asset Trust, Ser 2007-2, Cl 2A1
0.345%, 07/25/2037 (A)	674	664
HSBC Home Equity Loan Trust, Ser 2005-2, Cl A1
0.507%, 01/20/2035 (A)	3,585	3,393
HSBC Home Equity Loan Trust, Ser 2005-2, Cl M2
0.727%, 01/20/2035 (A)	399	358
HSBC Home Equity Loan Trust, Ser 2005-3, Cl A1
0.497%, 01/20/2035 (A)	86	81
HSBC Home Equity Loan Trust, Ser 2006-1, Cl A1
0.397%, 01/20/2036 (A)	6,217	5,897
HSBC Home Equity Loan Trust, Ser 2006-1, Cl A2
0.417%, 01/20/2036 (A)	73	69
HSBC Home Equity Loan Trust, Ser 2006-2, Cl A1
0.387%, 03/20/2036 (A)	282	268
HSBC Home Equity Loan Trust, Ser 2006-4, Cl A3V
0.387%, 03/20/2036 (A)	88	86
HSBC Home Equity Loan Trust, Ser 2007-1, Cl A2F
5.600%, 03/20/2036	325	327
HSBC Home Equity Loan Trust, Ser 2007-1, Cl A2V
0.417%, 03/20/2036 (A)	3,311	3,261
HSBC Home Equity Loan Trust, Ser 2007-1, Cl AS
0.437%, 03/20/2036 (A)	225	210
HSBC Home Equity Loan Trust, Ser 2007-2, Cl A2V
0.397%, 07/20/2036 (A)	233	232
HSBC Home Equity Loan Trust, Ser 2007-3, Cl APT
1.437%, 11/20/2036 (A)	638	611
IXIS Real Estate Capital Trust, Ser 2005-HE1, Cl M2
0.971%, 06/25/2035 (A)	9	9
Lake Country Mortgage Loan Trust, Ser 2006-HE1, Cl A3
0.586%, 07/25/2034 (A) (B)	699	688
MASTR Asset-Backed Securities Trust, Ser 2005-WF1, Cl A2D
0.605%, 06/25/2035 (A)	7,115	6,936

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

MASTR Asset-Backed Securities Trust, Ser 2006-WMC3, Cl A4
0.396%, 08/25/2036 (A)	$1,158	$379
Morgan Stanley ABS Capital I, Ser 2004-WMC3, Cl M1
0.986%, 01/25/2035 (A)	55	55
Morgan Stanley Home Equity Loan Trust, Ser 2005-3, Cl A3
0.616%, 08/25/2035 (A)	360	358
MSDWCC Heloc Trust, Ser 2003- 1, Cl A
0.786%, 11/25/2015 (A)	8	8
Nationstar Home Equity Loan Trust, Ser 2007-A, CI AV3
0.386%, 03/25/2037 (A)	1,490	1,164
New Century Home Equity Loan Trust, Ser 2005-2, Cl M1
0.665%, 06/25/2035 (A)	6,975	6,038
New Century Home Equity Loan Trust, Ser 2005-4, Cl A2C
0.605%, 09/25/2035 (A)	7,695	7,388
Oakwood Mortgage Investors, Ser 1998-B, Cl A4
6.350%, 03/15/2017	12	13
Option One Mortgage Loan Trust, Ser 2001-4, Cl A
0.835%, 01/25/2032 (A)	134	128
Option One Mortgage Loan Trust, Ser 2007-6, Cl 2A4
0.486%, 07/25/2037 (A)	140	59
Renaissance Home Equity Loan Trust, Ser 2005-2, Cl AF3
4.499%, 08/25/2035	446	430
Residential Asset Securities, Ser 2005-KS9, Cl A3
0.605%, 10/25/2035 (A)	402	390
Residential Funding Mortgage Securities II, Ser 2000-HI1, Cl AI7
8.290%, 02/25/2025	448	442
Salomon Brothers Mortgage Securities VII, Ser 2003-UP1, Cl A
3.950%, 04/25/2032 (B)	191	163
Saxon Asset Securities Trust, Ser 2003-1, Cl AF6
4.795%, 06/25/2033	273	273
Security National Mortgage Loan Trust, Ser 2007-1A, Cl 2A
0.596%, 04/25/2037 (A) (B)	681	292
Soundview Home Equity Loan Trust, Ser 2007-OPT1, Cl 2A2
0.386%, 06/25/2037 (A)	128	52
Stanwich Mortgage Loan Trust, Ser 2012-NPL3, Cl A
4.213%, 06/15/2042 (B)	501	503
Structured Asset Securities, Ser 2002-AL1, Cl A2
3.450%, 02/25/2032	281	257

47	SEI Institutional Investments Trust / Quarterly Reporting / August 31, 2012

Schedule of Investments (Unaudited)

Core Fixed Income Fund

August 31, 201

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Structured Asset Securities, Ser 2005-NC1, Cl A11
4.690%, 02/25/2035	$934	$925
Structured Asset Securities, Ser 2006-WF2, Cl A3
0.386%, 07/25/2036 (A)	673	654
Terwin Mortgage Trust, Ser 2005-9HGS, Cl A1
4.000%, 08/25/2035 (A)(B)	17	16
UCFC Home Equity Loan, Ser 1998-D, Cl MF1
6.905%, 04/15/2030	779	787
Wells Fargo Home Equity Trust, Ser 2004-2, Cl AI6
5.000%, 10/25/2034 (A)	8,780	8,865
Wells Fargo Home Equity Trust, Ser 2005-2, Cl AI1B
0.526%, 08/25/2035 (A)	30	30

		94,212

Other Asset-Backed Securities — 4.7%
Academic Loan Funding Trust, Ser 2012-1A, Cl A1
1.036%, 12/27/2022 (A)(B)	450	450
Access Group, Ser 2006-1, Cl A2
0.537%, 08/25/2023 (A)	3,639	3,575
AH Mortgage Advance Trust, Ser 2011-1, Cl A2, PO
3.370%, 05/10/2043 (B)	2,334	2,340
AH Mortgage Advance Trust, Ser 2011-2, Cl A1
3.270%, 09/15/2043 (B)	1,334	1,337
AH Mortgage Advance Trust, Ser 2011-2, Cl B1
6.900%, 09/15/2043 (B)	400	400
AH Mortgage Advance Trust, Ser 2012-1, Cl A1R
2.230%, 05/10/2043 (B)	723	723
AH Mortgage Advance Trust, Ser 2012-3, Cl 1A2
3.720%, 03/13/2044 (B)	1,575	1,591
Aircastle Aircraft Lease Backed Trust, Ser 2007-1A, Cl G1
0.503%, 06/14/2037 (A)(B)	4,134	3,658
Ally Master Owner Trust, Ser 2011-1, Cl A2
2.150%, 01/15/2016	4,500	4,582
Ally Master Owner Trust, Ser 2011-3, Cl A2
1.810%, 05/15/2016	2,325	2,362
Ally Master Owner Trust, Ser 2012-1, Cl A1
1.040%, 02/15/2017 (A)	8,833	8,866
Ally Master Owner Trust, Ser 2012-1, Cl A2
1.440%, 02/15/2017	1,960	1,979
Ally Master Owner Trust, Ser 2012-3, Cl A1
0.940%, 06/15/2017 (A)	3,102	3,102

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Ameriquest Mortgage Securities, Ser 2005-R11, Cl A2C
0.466%, 01/25/2036 (A)	$224	$223
Ameriquest Mortgage Securities, Ser 2005-R6, Cl A2
0.436%, 08/25/2035 (A)	36	35
Amortizing Residential Collateral Trust CMO, Ser 2002-BC1, Cl A
0.926%, 01/25/2032 (A)	357	270
Avalon IV Capital, Ser 2012-1A, Cl C
3.600%, 04/17/2023 (A)(B)	1,375	887
Babcock & Brown Air Funding I, Ser 2007-1A, Cl G1
0.542%, 11/14/2033 (A)(B)	4,125	3,403
Brazos Education Loan Authority, Ser 2012-1, Cl A1
0.940%, 12/26/2035 (A)	5,515	5,384
Brazos Higher Education Authority, Ser 2005-1, Cl 1A3
0.578%, 09/26/2022 (A)	4,300	4,219
Brazos Higher Education Authority, Ser 2006-2, Cl A9
0.478%, 12/26/2024 (A)	2,980	2,725
Brazos Higher Education Authority, Ser 2010-1, Cl A2
1.667%, 02/25/2035 (A)	4,835	4,660
Brazos Higher Education Authority, Ser 2011-2, Cl A3
1.451%, 10/27/2036 (A)	3,520	3,384
Carrington Mortgage Loan Trust, Ser 2005-NC4, Cl A3
0.636%, 09/25/2035 (A)	5,374	5,189
Castle Trust, Ser 2003-1AW, Cl A1
0.990%, 05/15/2027 (A)(B)	154	143
CenterPoint Energy Transition Bond LLC, Ser 2008-A, Cl A1
4.192%, 02/01/2020	1,116	1,206
Chase Funding Mortgage Loan Asset-Backed Certificates, Ser 2003-6, Cl 1A4
4.499%, 11/25/2034	273	278
Chase Funding Mortgage Loan Asset-Backed Certificates, Ser 2003-6, Cl 1A5
5.350%, 11/25/2034	500	455
Chase Funding Mortgage Loan Asset-Backed Certificates, Ser 2003-6, Cl 1A7
4.277%, 11/25/2034	735	690
CIT Education Loan Trust, Ser 2007-1, Cl A
0.558%, 03/25/2042 (A)(B)	4,170	3,798
Citicorp Residential Mortgage Securities, Ser 2006-2, Cl A5
6.036%, 09/25/2036	6,465	5,554

48	SEI Institutional Investments Trust / Quarterly Reporting / August 31, 2012

Schedule of Investments (Unaudited)

Core Fixed Income Fund

August 31, 2012

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

CNH Equipment Trust, Ser 2010-A, Cl A3
1.540%, 07/15/2014	$6	$6
CNH Equipment Trust, Ser 2010-C, Cl A3
1.170%, 05/15/2015	580	582
CNH Equipment Trust, Ser 2011-A, Cl A3
1.200%, 05/16/2016	341	343
CNH Equipment Trust, Ser 2011-A, Cl A4
2.040%, 10/17/2016	213	219
CNH Equipment Trust, Ser 2012-A, Cl A2
0.650%, 07/15/2015	324	324
CNH Equipment Trust, Ser 2012-A, Cl A3
0.940%, 05/15/2017	263	265
Conseco Finance Home Loan Trust, Ser 2000-E, Cl M1
8.130%, 08/15/2031 (A)	964	940
Conseco Financial, Ser 1997-2, Cl A6
7.240%, 06/15/2028 (A)	18	20
Conseco Financial, Ser 1998-2, Cl A5
6.240%, 12/01/2028 (A)	133	138
Countrywide Asset-Backed Certificates, Ser 2002-BC1, Cl A
0.906%, 04/25/2032 (A)	54	31
Countrywide Asset-Backed Certificates, Ser 2003-BC2, Cl 2A1
0.835%, 06/25/2033 (A)	115	103
Countrywide Asset-Backed Certificates, Ser 2005-11, Cl MV1
0.716%, 02/25/2036 (A)	8,230	7,762
Countrywide Asset-Backed Certificates, Ser 2005-4, Cl MV1
0.696%, 10/25/2035 (A)	314	306
Countrywide Asset-Backed Certificates, Ser 2006-15, Cl A3
5.689%, 10/25/2046 (A)	208	159
Countrywide Asset-Backed Certificates, Ser 2006-SD3, Cl A1
0.576%, 07/25/2036 (A)(B)	376	205
Countrywide Asset-Backed Certificates, Ser 2007-13, Cl 2A1
1.136%, 10/25/2047 (A)	101	74
Countrywide Asset-Backed Certificates, Ser 2007-QH1, Cl A1
0.446%, 02/25/2037 (A)(B)	989	518

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Countrywide Asset-Backed Certificates, Ser 2007-SD1, Cl A1
0.696%, 03/25/2047 (A)(B)	$784	$355
Countrywide Home Equity Loan Trust, Ser 2004-K, Cl 2A
0.539%, 02/15/2034 (A)	647	415
Credit-Based Asset Servicing and Securitization LLC, Ser 2003- CB3, Cl AF1
3.379%, 12/25/2032	92	82
Credit-Based Asset Servicing and Securitization LLC, Ser 2006- CB2, Cl AF2
5.501%, 12/25/2036	582	354
Credit-Based Asset Servicing and Securitization LLC, Ser 2006- CB2, Cl AF4
4.544%, 12/25/2036	1,446	949
Credit-Based Asset Servicing and Securitization LLC, Ser 2007- RP1, Cl A
0.556%, 05/25/2046 (A)(B)	10,840	4,850
Cronos Containers Program, Ser 2012-1A, Cl A
4.210%, 05/18/2027 (B)	2,437	2,456
Educational Funding of the South, Ser 2011-1, Cl A2
1.101%, 04/25/2035 (A)	580	567
EFS Volunteer No. 2 LLC, Ser 2012-1, Cl A2
1.586%, 03/25/2036 (A)(B)	3,300	3,293
Equity One, Ser 2003-2, Cl M1
5.050%, 09/25/2033 (A)	273	251
First Franklin Mortgage Loan Asset Backed Certificates, Ser 2004-FF7, Cl A5
1.236%, 09/25/2034 (A)	66	62
First Franklin Mortgage Loan Asset-Backed Certificates, Ser 2005-FF8, Cl A2D
0.382%, 09/25/2035 (A)	5,022	4,936
Ford Credit Floorplan Master Owner Trust, Ser 2011-1, Cl A1
2.120%, 02/15/2016	2,675	2,738
GE Seaco Finance, Ser 2005-1A, Cl A
0.488%, 11/17/2020 (A)(B)	4,485	4,367
Genesis Funding, Ser 2006-1A, Cl G1
0.477%, 12/19/2032 (A)(B)	4,874	4,243
Green Tree Financial, Ser 1996- 5, Cl A6
7.750%, 07/15/2027	188	191

49	SEI Institutional Investments Trust / Quarterly Reporting / August 31, 2012

Schedule of Investments (Unaudited)

Core Fixed Income Fund

August 31, 2012

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Green Tree, Ser 2008-MH1, Cl A2
8.970%, 04/25/2038 (A)(B)	$5,045	$5,497
Green Tree, Ser 2008-MH1, Cl A3
8.970%, 04/25/2038 (A)(B)	4,204	4,646
Greenpoint Manufactured Housing, Ser 2001-2, Cl IA2
3.746%, 02/20/2032 (A)	975	780
Greenpoint Manufactured Housing, Ser 2001-2, Cl IIA2
3.749%, 03/13/2032 (A)	1,575	1,317
Indymac Residential Asset Backed Trust, Ser 2007-A, Cl 2A4A
0.556%, 04/25/2047 (A)	1,200	592
John Deere Owner Trust, Ser 2011-A, Cl A3
1.290%, 01/15/2016	335	337
John Deere Owner Trust, Ser 2011-A, Cl A4
1.960%, 04/16/2018	285	292
John Deere Owner Trust, Ser 2012-B, Cl A2
0.430%, 02/17/2015	549	549
John Deere Owner Trust, Ser 2012-B, Cl A4
0.690%, 01/15/2019	581	581
JPMorgan Mortgage Acquisition, Ser 2007-CH1, Cl AV4
0.366%, 11/25/2036 (A)	5,385	5,120
KeyCorp Student Loan Trust, Ser 2002-A, Cl 1A2
0.617%, 08/27/2031 (A)	56	52
KeyCorp Student Loan Trust, Ser 2003-A, Cl 1A2
0.711%, 10/25/2032 (A)	2,211	2,038
Lehman ABS Manufactured Housing Contract Trust, Ser 2001-B, Cl A4
5.270%, 04/15/2040	362	371
Lehman XS Trust, Ser 2005-6, Cl 1A3
0.496%, 11/25/2035 (A)	212	214
Lehman XS Trust, Ser 2005-7N, Cl 1A1B
0.546%, 12/25/2035 (A)	2,507	776
Lehman XS Trust, Ser 2006- GP1, Cl A4A
0.565%, 05/25/2046 (A)	10	4
Long Beach Mortgage Loan Trust, Ser 2005-1, Cl M2
1.041%, 02/25/2035 (A)	8,900	7,926
Madison Avenue Manufactured Housing Contract, Ser 2002-A, Cl M2
2.486%, 03/25/2032 (A)	328	303
Merit Securities, Ser 1999-13, Cl A4
7.898%, 12/28/2033 (A)	2,154	2,361

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Merrill Lynch First Franklin Mortgage Loan Trust, Ser 2007-3, Cl A2C
0.416%, 06/25/2037 (A)	$104	$40
Mid-State Trust, Ser 2003-11, Cl A1
4.864%, 07/15/2038	3,301	3,406
Mid-State Trust, Ser 2004-1, Cl A
6.005%, 08/15/2037	521	553
Mid-State Trust, Ser 2006-1, Cl A
5.787%, 10/15/2040 (B)	5,864	6,218
Morgan Stanley ABS Capital I, Ser 2005-WMC6, Cl M1
0.716%, 07/25/2035 (A)	201	199
Nelnet Student Loan Trust, Ser 2002-2, Cl A4CP
0.480%, 09/25/2024 (A)	1,672	1,665
Nelnet Student Loan Trust, Ser 2005-1, Cl A5
0.561%, 10/25/2033 (A)	5,802	5,375
Nelnet Student Loan Trust, Ser 2005-2, Cl A5
0.568%, 03/23/2037 (A)	10,015	9,326
Nelnet Student Loan Trust, Ser 2005-3, Cl A5
0.588%, 12/24/2035 (A)	4,000	3,667
Nelnet Student Loan Trust, Ser 2006-1, Cl A4
0.524%, 11/23/2022 (A)	5,949	5,929
Nelnet Student Loan Trust, Ser 2006-2, Cl A4
0.531%, 10/26/2026 (A)	6,195	6,160
Nelnet Student Loan Trust, Ser 2007-1, Cl A3
0.497%, 05/27/2025 (A)	3,615	3,399
Nelnet Student Loan Trust, Ser 2007-2A, Cl A3L
0.818%, 03/25/2026 (A)(B)	10,146	9,840
Newcastle Investment Trust, Ser 2011-MH1, Cl A
2.450%, 12/10/2033 (B)	218	219
Nissan Master Owner Trust Receivables, Ser 2012-A, Cl A
0.709%, 05/15/2017 (A)	1,659	1,663
Origen Manufactured Housing, Ser 2002-A, Cl A1
0.489%, 05/15/2032 (A)	16	16
Park Place Securities, Ser 2004- MHQ1, Cl M1
0.935%, 12/25/2034 (A)	4,056	4,027
Park Place Securities, Ser 2004- WCW1, Cl M2
0.916%, 09/25/2034 (A)	905	834
Park Place Securities, Ser 2004- WCW2, Cl M1
0.856%, 10/25/2034 (A)	63	63
Park Place Securities, Ser 2004- WWF1, Cl M2
0.916%, 12/25/2034 (A)	94	92

50	SEI Institutional Investments Trust / Quarterly Reporting / August 31, 2012

Schedule of Investments (Unaudited)

Core Fixed Income Fund

August 31, 2012

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Park Place Securities, Ser 2005- WCH1, Cl M2
0.755%, 01/25/2036 (A)	$3,847	$3,587
Park Place Securities, Ser 2005- WCW1, Cl A3D
0.586%, 09/25/2035 (A)	2,425	2,356
Pennsylvania Higher Education Assistance Agency, Ser 2005- 1, Cl B1
2.420%, 04/25/2045 (A)	4,150	3,486
Popular ABS Mortgage Pass- Through Trust, Ser 2004-5, Cl AF4
4.655%, 12/25/2034 (A)	106	106
Popular ABS Mortgage Pass- Through Trust, Ser 2007-A, Cl A3
0.556%, 06/25/2047 (A)	11,530	5,612
RAMP Trust, Ser 2002-RS4, Cl AI5
6.163%, 08/25/2032	3	2
RAMP Trust, Ser 2003-RS10, Cl AI6
5.860%, 11/25/2033	674	574
RAMP Trust, Ser 2003-RS11, Cl AI6A
5.980%, 12/25/2033	511	503
Real Estate Asset Trust, Ser 2011-2A, Cl A1
5.750%, 05/25/2049 (B)	176	176
Residential Asset Mortgage Products, Ser 2005-EFC5, Cl A3
0.575%, 10/25/2035 (A)	600	534
Residential Asset Mortgage Products, Ser 2005-RS8, Cl A2
0.536%, 10/25/2033 (A)	4,737	4,670
Residential Asset Mortgage Products, Ser 2006-RZ1, Cl A2
0.436%, 03/25/2036 (A)	6,668	6,619
Residential Asset Mortgage Products, Ser 2006-RZ1, Cl A3
0.536%, 03/25/2036 (A)	1,100	964
Residential Credit Solutions Trust, Ser 2011-1, Cl A1
6.000%, 03/25/2041 (B)	797	800
Resort Finance Timeshare, Ser 2012-1, Cl A1
6.250%, 08/06/2018	2,800	2,800
RSB Bondco LLC, Ser 2007-A, Cl A3
5.820%, 06/28/2019	2,470	2,958
SLC Student Loan Trust, Ser 2010-1, Cl A
1.302%, 11/25/2042 (A)	3,467	3,498
SLM Student Loan Trust, Ser 2003-11, Cl A6
0.758%, 12/15/2025 (A)(B)	1,500	1,447

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

SLM Student Loan Trust, Ser 2003-4, Cl A5A
1.218%, 03/15/2033 (A)(B)	$74	$72
SLM Student Loan Trust, Ser 2004-5, Cl A4
0.601%, 01/25/2021 (A)	1,190	1,189
SLM Student Loan Trust, Ser 2004-6, Cl A5
0.621%, 04/27/2020 (A)	3,155	3,147
SLM Student Loan Trust, Ser 2005-1, Cl A2
0.531%, 04/27/2020 (A)	1,523	1,511
SLM Student Loan Trust, Ser 2005-5, Cl A3
0.551%, 04/25/2025 (A)	421	413
SLM Student Loan Trust, Ser 2005-6, Cl A5B
1.651%, 07/27/2026 (A)	2,017	2,042
SLM Student Loan Trust, Ser 2005-9, Cl A4
0.551%, 01/25/2023 (A)	1,380	1,380
SLM Student Loan Trust, Ser 2006-5, Cl A5
0.561%, 01/25/2027 (A)	2,830	2,736
SLM Student Loan Trust, Ser 2007-2, Cl A2
0.451%, 07/25/2017 (A)	1,427	1,424
SLM Student Loan Trust, Ser 2008-5, Cl A4
2.151%, 07/25/2023 (A)	5,086	5,366
SLM Student Loan Trust, Ser 2008-6, Cl A2
1.001%, 10/25/2017 (A)	621	625
SLM Student Loan Trust, Ser 2011-2, Cl A2
1.436%, 10/25/2034 (A)	495	492
SLM Student Loan Trust, Ser 2011-B, Cl A2
3.740%, 02/15/2029 (B)	1,052	1,124
SLM Student Loan Trust, Ser 2011-C, Cl A1
1.640%, 12/15/2023 (A)(B)	6,118	6,148
SLM Student Loan Trust, Ser 2012-2, Cl A
0.936%, 01/25/2029 (A)	5,976	5,976
SLM Student Loan Trust, Ser 2012-3, Cl A
0.885%, 12/26/2025 (A)	6,151	6,151
SLM Student Loan Trust, Ser 2012-A
1.640%, 08/15/2025 (A)(B)	5,866	5,909
SLM Student Loan Trust, Ser 2012-B, Cl A1
1.339%, 12/15/2021 (A) (B)	5,631	5,651
SLM Student Loan Trust, Ser 2012-C, Cl A1
1.339%, 08/15/2023 (A)(B)	4,953	4,962

51	SEI Institutional Investments Trust / Quarterly Reporting / August 31, 2012

Schedule of Investments (Unaudited)

Core Fixed Income Fund

August 31, 2012

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

SMS Student Loan Trust, Ser 2000-A, Cl A2
0.637%, 10/28/2028 (A)	$1,982	$1,976
SMS Student Loan Trust, Ser 2000-B, Cl A2
0.647%, 04/28/2029 (A)	1,809	1,793
South Carolina Student Loan, Ser 2005-2005, Cl A2
0.587%, 12/01/2020 (A)	3,975	3,904
Structured Asset Investment Loan Trust, Ser 2005-5, Cl A9
0.506%, 06/25/2035 (A)	245	242
Structured Asset Securities, Ser 2005-WF3, Cl A2
0.466%, 07/25/2035 (A)	133	131
Structured Asset Securities, Ser 2005-WF4, Cl A4
0.596%, 11/25/2035 (A)	6,974	6,938
Structured Asset Securities, Ser 2006-BC6, Cl A2
0.316%, 01/25/2037 (A)	26	26
Structured Asset Securities, Ser 2007-BC2, Cl A2
0.326%, 03/25/2037 (A)	4,208	4,139
SunTrust Student Loan Trust, Ser 2006-1A, Cl A3
0.567%, 01/30/2023 (A)(B)	6,000	5,875
Symphony CLO, Ser 2012-9A, Cl C
3.705%, 04/16/2022 (A)(B)	1,500	1,439
TAL Advantage LLC, Ser 2006- 1A, Cl A
0.437%, 04/20/2021 (A)(B)	2,539	2,464
TAL Advantage LLC, Ser 2011- 2A, Cl A
4.310%, 05/20/2026 (B)	1,247	1,296
TAL Advantage, Ser 2010-2A, Cl A
4.300%, 10/20/2025 (B)	2,336	2,359
TAL Advantage, Ser 2011-1A, Cl A
4.600%, 01/20/2026 (B)	505	535
Textainer Marine Containers, Ser 2005-1A, Cl A
0.490%, 05/15/2020 (A)(B)	2,035	1,992
Textainer Marine Containers, Ser 2011-1A, Cl A
4.700%, 06/15/2026 (B)	3,533	3,692
Trafigura Securitisation Finance, Ser 2012-1A, Cl A
2.639%, 10/15/2015 (A)(B)	1,190	1,209
Trinity Rail Leasing, Ser 2004- 1A, Cl A
5.270%, 08/14/2027 (B)	183	199
Trinity Rail Leasing, Ser 2006- 1A, Cl A1
5.900%, 05/14/2036 (B)	2,372	2,646

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Trip Rail Master Funding, 2011-1A, Cl A1A
4.370%, 07/15/2041 (B)	$4,351	$4,463
Triton Container Finance LLC, Ser 2006-1A, Cl NOTE
0.410%, 11/26/2021 (A)(B)	3,315	3,190
Triton Container Finance, Ser 2007-1A, Cl NOTE
0.380%, 02/26/2019 (A)(B)	1,563	1,530
Triton Container Finance, Ser 2012-1A, Cl A
4.210%, 05/14/2027 (B)	3,242	3,345
VOLT LLC, Ser 2012-1A, Cl A1
4.949%, 04/25/2017 (B)	1,712	1,712
VOLT LLC, Ser 2012-RP2A, Cl A1
4.704%, 06/26/2017 (B)	1,000	1,002
VOLT LLC, Ser 2012-RP2A, Cl A2
8.836%, 06/26/2017 (B)	100	101
Wells Fargo Home Equity Trust, Ser 2006-1, Cl A3
0.385%, 05/25/2036 (A)	26	26
Wells Fargo Home Equity Trust, Ser 2007-2, Cl A1
0.336%, 04/25/2037 (A)	1,243	1,214
Westgate Resorts LLC, Ser 2012-1, Cl A
4.500%, 09/20/2025 (B)	950	950

		373,417

Total Asset-Backed Securities (Cost $585,298) ($ Thousands)		578,271

U.S. GOVERNMENT AGENCY OBLIGATIONS — 2.3%
FAMC
2.375%, 07/22/2015	170	179
2.125%, 09/15/2015	175	183
FFCB
1.500%, 11/16/2015	7,830	8,103
FHLB
5.500%, 07/15/2036	3,810	5,337
3.625%, 10/18/2013	1,400	1,453
0.600%, 08/06/2015	9,145	9,145
0.125%, 09/26/2012 (D)	14,910	14,909
0.120%, 09/21/2012 (D)	8,950	8,950
FHLMC
6.750%, 03/15/2031	2,570	4,058
5.625%, 11/23/2035	1,581	1,820
5.500%, 07/18/2016 to 08/23/2017	4,750	5,679
5.125%, 11/17/2017	5,000	6,086
5.000%, 04/18/2017	5,000	5,966
0.300%, 10/12/2012 (A)	105	105
FICO STRIPS
1.532%, 04/05/2019 (D)	1,000	904
FICO STRIPS, PO
9.800%, 04/06/2018	7,590	11,073
9.700%, 04/05/2019	5,100	7,695

52	SEI Institutional Investments Trust / Quarterly Reporting / August 31, 2012

Schedule of Investments (Unaudited)

Core Fixed Income Fund

August 31, 2012

Description	Face Amount ($ Thousands)(1)	Market Value ($ Thousands)

8.600%, 09/26/2019	$5,655	$8,274
1.593%, 09/26/2019 (D)	1,835	1,637
1.524%, 06/06/2019 (D)	470	423
1.470%, 03/07/2019 (D)	1,450	1,314
1.386%, 11/02/2018 (D)	3,410	3,119
1.350%, 08/03/2018 (D)	9,280	8,539
1.315%, 05/11/2018 (D)	6,120	5,664
1.302%, 04/06/2018 (D)	2,920	2,709
1.281%, 02/08/2018 (D)	960	894
0.000%, 11/30/2017 to 12/06/2018 (D)	7,215	6,606
FNMA
6.250%, 05/15/2029	3,730	5,485
5.914%, 10/09/2019 (D)	670	584
5.375%, 06/12/2017	250	304
5.000%, 02/13/2017	5,000	5,957
3.460%, 06/01/2017 (D)	1,500	1,432
2.700%, 03/28/2022	1,500	1,515
0.700%, 06/26/2015	1,370	1,372
0.375%, 12/28/2012	3,730	3,734
0.360%, 11/23/2012 to 12/03/2012 (A)(D)	435	435
0.258%, 10/18/2012 (A)	105	105
0.120%, 11/21/2012 (D)	10,810	10,808
Residual Funding Corp. STRIPS
2.403%, 07/15/2020 (D)	4,400	3,893
Resolution Funding Corp. STRIP
1.450%, 10/15/2019 (D)	1,500	1,363
Tennessee Valley Authority
5.880%, 04/01/2036	1,550	2,206
5.250%, 09/15/2039	1,828	2,428
4.625%, 09/15/2060	2,761	3,445
3.875%, 02/15/2021	3,090	3,634
Tennessee Valley Authority Principal STRIP, PO
0.000%, 11/01/2025 (D)	1,000	683

Total U.S. Government Agency Obligations (Cost $164,983) ($ Thousands)		180,207

SOVEREIGN DEBT — 0.9%
African Development Bank
8.800%, 09/01/2019	700	941
Andina de Fomento
3.750%, 01/15/2016	564	591
Inter-American Development Bank MTN
3.875%, 10/28/2041	2,970	3,347
3.200%, 08/07/2042	1,480	1,460
Israel Government AID Bond
3.200%, 11/01/2024	1,000	720
2.110%, 08/15/2017 (D)	1,000	948
2.010%, 08/15/2018 (D)	1,000	927
Japan Bank for International Cooperation
1.125%, 07/19/2017	4,975	4,993

Description	Face Amount ($ Thousands)(1)		Market Value ($ Thousands)

Japan Finance Organization for Municipalities
4.000%, 01/13/2021		3,600	$4,189
Japan Treasury Discount Bill
0.089%, 09/10/2012 (D)	JPY	1,030,000	13,154
Mexican Bonos
8.000%, 06/11/2020	MXP	85,590	7,613
6.500%, 06/09/2022	MXP	6,690	545
Mexico Government International Bond MTN
4.750%, 03/08/2044		1,098	1,230
Province of Manitoba Canada
2.125%, 04/22/2013		162	164
2.100%, 09/06/2022		1,945	1,971
1.750%, 05/30/2019		1,845	1,891
Province of Ontario Canada
2.950%, 02/05/2015		850	899
2.450%, 06/29/2022		1,015	1,037
0.950%, 05/26/2015		3,100	3,135
Province of Quebec Canada MTN
6.350%, 01/30/2026		270	368
Slovakia Government International Bond
4.375%, 05/21/2022 (B)		5,480	5,680
Svensk Exportkredit
1.750%, 05/30/2017		1,770	1,803
1.750%, 10/20/2015		5,600	5,746
Tunisia Government AID Bonds
1.686%, 07/16/2019		3,133	3,125
United Mexican States
6.375%, 01/16/2013		350	356
6.050%, 01/11/2040		394	525
5.750%, 10/12/2110		2,737	3,305
5.625%, 01/15/2017		84	98

Total Sovereign Debt (Cost $68,217) ($ Thousands)			70,761

MUNICIPAL BONDS — 0.6%
American Municipal Power, RB
7.499%, 02/15/2050		495	684
Bay Area, Toll Authority, Build America Project, RB
6.263%, 04/01/2049		660	940
County of Clark, Airport System Revenue, Ser C-BUILD, RB
6.820%, 07/01/2045		1,870	2,706
Illinois State,Build America Project, GO
7.350%, 07/01/2035		230	273
Los Angeles, Community College District, Build America Project, GO
6.750%, 08/01/2049		1,895	2,684
Los Angeles, Department of Water & Power, Build America Project, GO
6.574%, 07/01/2045		75	110
New Jersey, State Turnpike Authority, Build America Project, RB
7.102%, 01/01/2041		2,470	3,629

53	SEI Institutional Investments Trust / Quarterly Reporting / August 31, 2012

Schedule of Investments (Unaudited)

Core Fixed Income Fund

August 31, 2012

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

New York State, Dormitory Authority, RB
5.600%, 03/15/2040	$280	$358
North Texas, Tollway Authority, Build America Project, RB
6.718%, 01/01/2049	2,225	3,081
Northstar Education Finance, RB
0.543%, 01/29/2046 (A)	50	45
Ohio State University, Build America Project, Ser A, RB
4.800%, 06/01/2111	1,304	1,503
Port Authority of New York & New Jersey, Build America Project, RB
5.647%, 11/01/2040	490	623
State of California, Build America Project, GO
7.600%, 11/01/2040	5,715	7,746
7.550%, 04/01/2039	1,093	1,463
7.300%, 10/01/2039	2,620	3,381
6.650%, 03/01/2022	625	778
6.200%, 10/01/2019	80	97
State of Illinois, GO
4.350%, 06/01/2018	60	63
State of Illinois, Build America Project, GO
6.200%, 07/01/2021	1,500	1,683
5.100%, 06/01/2033	4,600	4,448
State of Illinois, GO
5.877%, 03/01/2019	980	1,096
5.665%, 03/01/2018	6,207	6,945
5.365%, 03/01/2017	1,150	1,276
Student Loan Funding, Ser A-6, RB
0.245%, 09/01/2047	1,900	1,859
Virginia, Housing Development Authority, Ser 2006-C,RB
6.000%, 06/25/2034	421	461

Total Municipal Bonds (Cost $40,487) ($ Thousands)		47,932

LOAN PARTICIPATION — 0.0%
Post Apartment Homes
4.750%, 10/15/2017	70	76

Total Loan Participation (Cost $76) ($ Thousands)		76

Description	Contracts/Face Amount ($ Thousands)	Market Value ($ Thousands)

PURCHASED OPTIONS* — 0.0%
December 2012 Eurodollar 2- Year Midcurve Put, Expires
12/15/12 Strike Price 99.125	115	$9
December 2012 Eurodollar Future Option Put, Expires
12/14/12, Strike Price 97.750	448	3
December 2012 Eurodollar Future Option Put, Expires
12/14/12, Strike Price 98.750	480	15
December 2012 Eurodollar Future Option Put, Expires
12/17/12, Strike Price 98.250	448	19
September 2012 Eurodollar Future Option Put, Expires
12/17/12, Strike Price 98.875	217	1

Total Purchased Options (Cost $842) ($ Thousands)		47

U.S. TREASURY OBLIGATIONS — 25.2%
U.S. Treasury Bills (D)
0.095%, 09/13/2012 (I)	$100	100
0.089%, 11/15/2012	8,900	8,899
U.S. Treasury Bonds
8.875%, 08/15/2017	5,960	8,366
8.750%, 05/15/2020	5,245	8,219
8.750%, 08/15/2020	6,550	10,350
8.500%, 02/15/2020	1,000	1,536
7.625%, 02/15/2025	21,635	35,688
6.750%, 08/15/2026	250	396
6.625%, 02/15/2027	300	473
6.500%, 11/15/2026	2,727	4,246
6.375%, 08/15/2027	200	311
6.250%, 05/15/2030	400	638
6.125%, 11/15/2027	250	382
6.125%, 08/15/2029	100	156
6.000%, 02/15/2026	100	148
5.500%, 08/15/2028	200	291
5.375%, 02/15/2031	1,300	1,915
4.500%, 02/15/2036	13,385	18,264
4.375%, 05/15/2041	8,346	11,352
4.250%, 11/15/2040	5,210	6,945
3.750%, 08/15/2041	14,320	17,593
3.500%, 02/15/2039	4,000	4,715
3.125%, 11/15/2041	192,887	211,392
3.125%, 02/15/2042	133,586	146,256
3.000%, 05/15/2042	12,501	13,351
2.750%, 08/15/2042	17,424	17,658
U.S. Treasury Inflation-Protected Securities
3.875%, 04/15/2029	600	990
2.125%, 02/15/2041	8,860	13,071
2.000%, 01/15/2014	1,086	1,296
1.750%, 01/15/2028	367	471
1.625%, 01/15/2015	234	251
0.625%, 04/15/2013	25,715	27,052
0.500%, 04/15/2015	2,970	3,112
U.S. Treasury Notes
4.750%, 08/15/2017	6,905	8,303
4.750%, 02/15/2037	450	638
4.625%, 02/15/2017 (I)	19,790	23,372
4.500%, 02/15/2016	3,000	3,426

54	SEI Institutional Investments Trust / Quarterly Reporting / August 31, 2012

Schedule of Investments (Unaudited)

Core Fixed Income Fund

August 31, 2012

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

4.000%, 11/15/2012	$4,000	$4,030
3.875%, 02/15/2013	1,300	1,322
3.500%, 02/15/2018	4,000	4,599
3.500%, 05/15/2020	1,000	1,175
3.375%, 11/30/2012	1,000	1,008
3.250%, 12/31/2016	19,113	19,787
3.125%, 04/30/2013	3,000	3,058
3.125%, 05/15/2019	279	319
3.000%, 09/30/2016	98,404	103,591
2.875%, 01/31/2013	1,000	1,011
2.750%, 02/28/2013	7,940	8,041
2.750%, 10/31/2013	284,393	286,554
2.750%, 05/31/2017	3,135	3,456
2.750%, 12/31/2017	3,000	3,326
2.625%, 04/30/2016	1,000	1,081
2.625%, 08/15/2020	1,000	1,109
2.500%, 03/31/2015	1,000	1,057
2.375%, 02/28/2015	19,747	20,782
1.875%, 02/28/2014	4,560	4,672
1.875%, 04/30/2014	1,000	1,027
1.750%, 04/15/2013	1,000	1,010
1.750%, 10/31/2018	900	949
1.750%, 05/15/2022	109,830	112,061
1.625%, 08/15/2022 (C)	34,599	34,799
1.500%, 08/31/2018	1,000	1,041
1.375%, 01/15/2013	1,000	1,004
1.375%, 11/30/2018	1,795	1,852
1.250%, 04/30/2019	42,211	43,055
1.000%, 08/31/2019	80,261	80,230
0.875%, 01/31/2017	100,920	102,528
0.875%, 07/31/2019	9,590	9,516
0.750%, 06/30/2017	109,895	110,814
0.625%, 12/31/2012	1,000	1,002
0.625%, 08/31/2017	13,910	13,930
0.500%, 07/31/2017 (C)	42,218	42,043
0.375%, 10/31/2012	1,300	1,301
0.375%, 04/15/2015	3,407	3,417
0.250%, 01/31/2014	20,934	20,946
0.250%, 05/31/2014	46,950	46,970
0.250%, 05/15/2015	18,230	18,219
0.250%, 07/15/2015	8,650	8,641
0.250%, 08/15/2015	88,291	88,181
0.125%, 07/31/2014	18,433	18,397
U.S. Treasury Strips, PO (D)
9.449%, 08/15/2030	1,550	982
8.110%, 05/15/2030	900	575
6.321%, 05/15/2024 (I)	800	633
5.084%, 05/15/2036	300	156
4.917%, 05/15/2026	500	367
4.863%, 11/15/2031	200	121
4.749%, 08/15/2028	1,000	677
4.730%, 05/15/2027	2,570	1,819
4.721%, 02/15/2030	1,950	1,255
4.587%, 02/15/2024	75	60
4.576%, 05/15/2034	500	278
4.555%, 05/15/2029	100	66
4.539%, 02/15/2034	550	308
4.536%, 08/15/2024	200	157
4.516%, 11/15/2033	1,050	594
4.477%, 05/15/2028	300	205
4.436%, 11/15/2030	2,450	1,539
4.376%, 11/15/2029	1,450	941

Description	Face Amount ($ Thousands) / Shares	Market Value ($ Thousands)

4.357%, 11/15/2024	$450	$350
4.093%, 08/15/2033	1,150	656
4.073%, 08/15/2027	3,490	2,448
4.022%, 05/15/2019	2,450	2,291
3.995%, 02/15/2017 (I)	19,420	18,935
3.907%, 02/15/2022	800	688
3.801%, 11/15/2026	1,150	828
3.780%, 08/15/2017	3,000	2,902
3.744%, 02/15/2028	2,100	1,447
3.712%, 08/15/2018	800	760
3.709%, 05/15/2033	2,950	1,698
3.649%, 02/15/2032	1,350	811
3.632%, 11/15/2017	6,150	5,927
3.538%, 02/15/2027	6,800	4,854
3.341%, 02/15/2026	700	519
3.338%, 11/15/2020	1,830	1,641
3.313%, 08/15/2019	5,525	5,135
3.302%, 11/15/2032	2,700	1,582
3.295%, 08/15/2021	4,000	3,499
3.268%, 11/15/2021	1,900	1,648
3.262%, 08/15/2020	13,150	11,874
3.223%, 08/15/2034	300	165
3.170%, 08/15/2016	5,100	5,005
3.168%, 05/15/2031	1,930	1,191
3.051%, 02/15/2035	1,300	702
3.021%, 02/15/2018	1,850	1,774
2.971%, 02/15/2016	250	247
2.852%, 08/15/2026	700	509
2.772%, 11/15/2027	6,500	4,516
2.721%, 02/15/2015	200	199
2.693%, 08/15/2029	2,400	1,570
2.632%, 05/15/2032	1,500	894
2.608%, 05/15/2020	24,870	22,621
2.541%, 11/15/2028	500	336
2.502%, 02/15/2029	800	531
2.453%, 05/15/2023	450	370
1.811%, 05/15/2021	10,950	9,648
1.702%, 02/15/2021	4,420	3,928
1.305%, 02/15/2020	1,000	917
1.024%, 11/15/2016	1,910	1,868
0.628%, 05/15/2016	1,000	985

Total U.S. Treasury Obligations (Cost $1,913,261) ($ Thousands)		1,983,735

CASH EQUIVALENT — 7.0%
SEI Daily Income Trust, Prime Obligation Fund, Cl A
0.060% † **	553,250,709	553,251

Total Cash Equivalent (Cost $553,251) ($ Thousands)		553,251

AFFILIATED PARTNERSHIP — 1.3%
SEI Liquidity Fund, L.P.
0.160% † **(J)	110,553,287	102,364

Total Affiliated Partnership (Cost $110,553) ($ Thousands)		102,364

COMMERCIAL PAPER — 0.2%
RBS Holdings USA
0.370%, 09/17/2012 (B)	14,620	14,619

55	SEI Institutional Investments Trust / Quarterly Reporting / August 31, 2012

Schedule of Investments (Unaudited)

Core Fixed Income Fund

August 31, 2012

Description	Contracts	Market Value ($ Thousands)

Total Commercial Paper (Cost $14,618) ($ Thousands)		$14,619

Total Investments — 106.8% (Cost $8,122,782) ($ Thousands) ††		$8,421,193

WRITTEN OPTIONS — 0.0%
December 2012 Eurodollar 2- Year Midcurve Put, Expires
12/15/12 Strike Price 98.625	(115)	(3)
December 2012 Eurodollar 2- Year Midcurve Put, Expires
12/15/12, Strike Price 98.250	(480)	(3)
December 2012 Eurodollar 3- Year Midcurve Put, Expires
12/14/12, Strike Price 97.750	(896)	(11)
November 2020 U.S. CPI Urban Consumers NSA Call,
Expires 11/21/20	(7,020,000)	(14)
October 2012 30-Year Treasury Bond Futures Call, Expires
9/21/12, Strike Price 150	(191)	(439)
September 2012 Eurodollar Time Deposit Future Option Put, Expires 9/17/12, Strike Price 98.875	(217)	(1)

Total Written Options (Premiums Received $776) ($ Thousands)		$(471)

A list of the open futures contracts held by the Fund at August 31, 2012, are as follows:
Type of Contract	Number of Contracts Long/(Short)	Expiration Date	Unrealized Appreciation (Depreciation) ($ Thousands)
90-Day Euro$	232	Mar-2013	$153
90-Day Euro$	(232)	Mar-2014	(155)
U.S. 2-Year Treasury Note	(657)	Jan-2013	(96)
U.S. 5-Year Treasury Note	(721)	Jan-2013	(421)
U.S. 10-Year Treasury Note	(1,399)	Dec-2012	(1,787)
U.S. 10-Year Treasury Note	85	Dec-2012	102
U.S. Long Treasury Bond	(602)	Dec-2012	(824)
U.S. Ultra Long Treasury Bond	(289)	Dec-2012	(660)

			$(3,688)

A list of the open forward foreign currency contracts held by the Fund at January 31, 2012, are as follows:

Settlement Date	Currency to Deliver (Thousands)		Currency to Receive (Thousands)		Unrealized Appreciation (Depreciation) ($ Thousands)
9/10/12	JPY	1,030,000	USD	13,068	$(89)
10/25/12-11/16/12	EUR	36,010	USD	44,681	(742)
11/16/12	GBP	10,892	USD	17,033	(261)
11/16/12	USD	1,879	EUR	1,511	27

					$(1,065)

A list of the counterparties for the open forward foreign currency contracts held by the Fund at August 31, 2012, are as follows:

Counterparty	Currency to Deliver ($ Thousands)	Currency to Receive ($ Thousands)	Unrealized Appreciation ($ Thousands)
Barclays PLC	(1,879)	1,906	$27
Citigroup	(35,292)	34,699	(593)
JPMorgan Chase Bank	(40,581)	40,082	(499)

			$(1,065)

For the period ended August 31, 2012, the total amount of all open forward foreign currency contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

56	SEI Institutional Investments Trust / Quarterly Reporting / August 31, 2012

Schedule of Investments (Unaudited)

Core Fixed Income Fund

August 31, 2012

A list of the open swap agreements held by the Fund at August 31, 2012, are as follows:

Credit Default Swaps
Counterparty	Reference Entity/Obligation	Buy/Sell Protection	(Pays)/Receives Rate	Termination Date	Notional Amount ($ Thousands)	Net Unrealized Appreciation (Depreciation) ($Thousands)
Bank of America	CMBX.NA.AJ.1 Index	BUY	(0.84)	10/12/52	2,535	$(1,048)
Barclays Bank PLC	CMBX.NA.AJ.1 Index	BUY	(0.84)	10/12/52	2,000	121
Barclays Bank PLC	CMBX.NA.AJ.1 Index	BUY	(0.84)	10/12/52	2,000	101
Barclays Bank PLC	CMBX.NA.AJ.1 Index	BUY	(0.84)	10/12/52	4,880	(2,083)
Credit Suisse	CMBX.NA.AJ.1 Index	BUY	(0.84)	10/12/52	390	(165)
Deutsche Bank	Metlife, Inc.	SELL	1.00	06/20/18	(3,560)	(93)

						$(3,167)

Total Return Swaps
Counterparty	Fund Pays	Fund Receives	Termination Date	Notional Amount ($ Thousands)	Unrealized Appreciation (Depreciation) ($ Thousands)
Deutsche Bank	IOS.FN30.450.10 INDEX	1 Month USD LIBOR	01/12/41	$7,925	$17
Morgan Stanley	IOS.FN30.500.10 INDEX	1 Month USD LIBOR	01/12/41	4,122	4

					$21

For the period ended August 31, 2012, the total amount of open swap agreements, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

Percentages are based on a Net Assets of $7,885,290 ($ Thousands)

*	Non-income producing security.

**	The rate reported is the 7-day effective yield as of August 31, 2012.

†	Investment in Affiliated Security.

††	At August 31, 2012, the tax basis cost of the Fund’s investments was $8,122,782 ($ Thousands), and the unrealized appreciation and depreciation were $396,837 ($ Thousands) and ($98,426) ($ Thousands), respectively.

‡	Real Estate Investment Trust.

(1)	In U.S. Dollars unless otherwise indicated.

(A)	Variable Rate Security - The rate reported on the Schedule of Investments is the rate in effect as of August 31, 2012. The date reported on the Schedule of Investments is the final maturity date.

(B)	Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors.” These securities have been determined to be liquid under guidelines established by the Board of Trustees.

(C)	This security or a partial position of this security is on loan at August 31, 2012. The total value of securities on loan at August 31, 2012 was $106,866 ($ Thousands).

(D)	The rate reported is the effective yield at time of purchase.

(E)	Securities considered illiquid. The total value of such securities as of August 31, 2012 was $1 ($ Thousands) and represented 0.00% of Net Assets.

(F)	Security in default on interest payments.

(G)	Security fair valued using methods determined in good faith by the Valuation Committee of the Board of Trustees. The total market value of such securities as of August 31, 2012 was $419 ($ Thousands) and represented 0.01% of Net Assets.

(H)	Step Bonds - The rate reflected on the Schedule of Investments is the effective yield on August 31, 2012. The coupon on a step bond changes on a specified date.

(I)	Security, or portion thereof, has been pledged as collateral on open futures contracts.

(J)	This security was purchased with cash collateral held from securities on loan. The total value of such securities as of August 31, 2012 was $102,364 ($ Thousands).

ABS — Asset-Based Security

AID — Agency for International Development

ARM — Adjustable Rate Mortgage

Cl — Class

CLO — Collateralized Loan Obligation

CMO — Collateralized Mortgage Obligation

CPI — Consumer Price Index

EUR — Euro

FDIC — Federal Deposit Insurance Corporation

FAMC — Federal Agricultural Mortgage Corporation

FFCB — Federal Farm Credit Bank

FHLB — Federal Home Loan Bank

FHLMC — Federal Home Loan Mortgage Corporation

FICO — Financing Corporation

FNMA — Federal National Mortgage Association

GBP — Great British Pound

GNMA — Government National Mortgage Association

GO — General Obligation

IO — Interest Only - face amount represents notional amount

JPY — Japanese Yen

Libor — London Interbank Offered Rank

LLC — Limited Liability Company

L.P. — Limited Partnership

MTN — Medium Term Note

NCUA — National Credit Union Association

NY — New York

PLC — Public Limited Company

PO — Principal Only

RB — Revenue Bond

REMIC — Real Estate Mortgage Investment Conduit

Re-REMIC — Resecuritization of Real Estate Mortgage Investment Conduit

Ser — Series

STRIPS — Separately Traded Registered Interest and Principal Securities

TBA — To Be Announced

USD — United States Dollar

57	SEI Institutional Investments Trust / Quarterly Reporting / August 31, 2012

Schedule of Investments (Unaudited)

Core Fixed Income Fund

August 31, 2012

The following is a list of the inputs used as of August 31, 2012, in valuing the Fund’s investments carried at valued ($ Thousands).

Investments in Securities	Level 1	Level 2	Level 3(1)	Total
Mortgage-Backed
Securities	$—	$3,083,157	$—	$3,083,157
Corporate Obligations	—	1,806,352	421	1,806,773
Asset-Backed Securities	—	578,271	—	578,271
U.S. Government
Agency Obligations	—	180,207	—	180,207
Sovereign Debt	—	70,761	—	70,761
Municipal Bonds	—	47,932	—	47,932
Loan Participation	—	76	—	76
Purchased Options	47	—	—	47
U.S. Treasury
Obligations	—	1,983,735	—	1,983,735
Cash Equivalent	553,251	—	—	553,251
Affiliated Partnership	—	102,364	—	102,364
Commercial Paper	—	14,619	—	14,619

Total Investments in Securities	$553,298	$7,867,474	$421	$8,421,193

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Written Options	$(457)	$(14)	$—	$(471)
Futures Contracts*	(3,688)	—	—	(3,688)
Forward Contracts*	—	(1,065)	—	(1,065)
Credit Default Swaps*	—	(3,167)	—	(3,167)
Total Return Swaps*	—	21	—	21
Total Other Financial

Instruments	$(4,145)	$(4,225)	$—	$(8,370)

(1)	A reconciliation of Level 3 investments is presented when the Fund has a significant amount of Level 3 investments at the beginning and/or end of the period in relation to the net assets.

*	Futures contracts, forward contracts and swaps are valued at the unrealized appreciation (depreciation) of the instrument.

For the period ended August 31, 2012, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended August 31, 2012, there were no transfers between Level 2 and Level 3 assets and liabilities.

Amounts designated as “—” are $O or have been rounded to $O.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

58	SEI Institutional Investments Trust / Quarterly Reporting / August 31, 2012

Schedule of Investments

Core Fixed Income Fund

August 31, 2012

Credit Default Swaps

The Fund enters into credit default swaps to simulate long and short bond positions that are either unavailable or considered to be less attractively priced in the bond market. The Fund uses these swaps to reduce risk where the Fund has exposure to the issuer, or to take an active long or short position with respect to the likelihood of an event of default. The reference obligation of the swap can be a single issuer, a “basket” of issuers, or an index. The underlying referenced assets are corporate debt, sovereign debt and asset backed securities.

The buyer of a credit default swap is generally obligated to pay the seller a periodic stream of payments over the term of the contract in return for a contingent payment upon the occurrence of a credit event with respect to an underlying reference obligation. Generally, a credit event for corporate or sovereign reference obligations means bankruptcy, failure to pay, obligation acceleration, repudiation/moratorium or restructuring. For credit default swaps on asset-backed securities, a credit event may be triggered by events such as failure to pay principal, maturity extension, rating downgrade or write-down. If a credit event occurs, the seller typically must pay the contingent payment to the buyer, which is typically the par value (full notional value) of the reference obligation, though the actual payment may be mitigated by terms of the International Swaps and Derivative Agreement (“ISDA”), allowing for netting arrangements and collateral. After a credit event occurs, this amount may be reduced by anticipated recovery rates, segregated collateral and netting arrangements that may incorporate multiple transactions with a given counterparty.

The contingent payment may be a cash settlement or a physical delivery of the reference obligation in return for payment of the face amount of the obligation. If the Fund is a buyer and no credit event occurs, the Fund may lose its investment and recover nothing. However, if a credit event occurs, the buyer typically receives full notional value for a reference obligation that may have little or no value. As a seller, the Buyer receives a fixed rate of income throughout the term of the contract, which typically is between one month and five years, provided that no credit event occurs. If a credit event occurs, the seller may pay the buyer the full notional value of the reference obligation. As of August 31, 2012, the Fund is the buyer (“receiving protection”) on a total notional amount of $11.8 million and is the seller (“providing protection”) on a total notional amount of $3.6 million. The notional amounts of the swaps are not recorded in the financial statements; however the notional amount does approximate the maximum potential amount of future payments that the Fund could be required to make if the Fund were the seller of protection and a credit event were to occur. Those credit default swaps for which the Fund is providing protection at balance sheet date are summarized as follows:

WRITTEN CREDIT DERIVATIVE CONTRACTS	SINGLE NAME CREDIT DEFAULT SWAPS		CREDIT DEFAULT SWAP INDEX
Reference Asset	Corporate Debt	Sovereign Debt	Asset Backed Securities	Corporate Debt	Total
Fair value of written credit derivatives	$(243,146)	—	—	—	$(243,146)
Maximum potential amount of futurepayments	(3,560,000)	—	—	—	(3,560,000)
Recourse provisions with third partiesto recover any amounts paid under the credit derivative (including anypurchased credit protection)(1)	—	—	—	—	—
Collateral held by the Partnership orother third parties which the Partnership can obtain uponoccurrence of triggering event	—	—	—	—	—

(1)	Potential recoveries would include purchased credit derivatives to the extent they offset written credit derivatives which have an identical underlying, or a netting arrangement or credit support annex with the counterparty. There may be other potential recoveries from recourse provisions where agreements cover multiple derivative arrangements but those amounts have not been included.

MAXIMUM POTENTIAL AMOUNT OF FUTURE PAYMENTS BY CONTRACT TERM
	0-6 months	6-12 months	1-5 years	5-10 years	More than 10 years	Total
Current credit spread* on underlying (in basis points) (1)
0 - 4000	—	—	—	3,560,000	—	3,560,000
Greater than 4000	—	—	—	—	—	—

Total	—	—	—	3,560,000	—	3,560,000

*	The credit spread on the underlying asset is generally indicative of the current status of the underlying risk of the Fund having to perform. The spread also reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into a contract. Higher credit spreads with a shorter contract term is indicative of a higher likelihood of performance by the Fund.

59	SEI Institutional Investments Trust / Quarterly Reporting / August 31, 2012

SCHEDULE OF INVESTMENTS (Unaudited)

High Yield Bond Fund

August 31, 2012

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS — 77.7%

Consumer Discretionary — 16.8%
Academy
9.250%, 08/01/2019 (A)	$2,585	$2,831
Adelphia Communications (escrow security) (B)
10.250%, 06/15/2011	125	1
7.875%, 01/15/2009	250	2
7.750%, 05/01/2009	75	1
Adelphia Communications, Ser B (escrow security) (B)
9.500%, 02/15/2004	25	—
Affinity Gaming LLC
9.000%, 05/15/2018 (A)	2,605	2,651
Allison Transmission
7.125%, 05/15/2019 (A)	1,886	1,994
AMC Entertainment
9.750%, 12/01/2020	1,255	1,387
8.750%, 06/01/2019	680	745
AMC Networks
7.750%, 07/15/2021	5,085	5,759
American Axle & Manufacturing
9.250%, 01/15/2017 (A)	99	111
7.875%, 03/01/2017	1,330	1,382
7.750%, 11/15/2019	1,345	1,471
American Standard Americas
10.750%, 01/15/2016 (A)	1,500	1,335
American Tire Distributors
9.750%, 06/01/2017	560	580
AmeriGas Finance LLC
7.000%, 05/20/2022	4,056	4,330
Ameristar Casinos
7.500%, 04/15/2021	1,375	1,475
Avis Budget Car Rental LLC
9.625%, 03/15/2018	175	194
8.250%, 01/15/2019	1,905	2,057
Beazer Homes USA
9.125%, 06/15/2018	3,165	3,125
6.625%, 04/15/2018 (A)	1,965	2,009
Belo
7.750%, 06/01/2027	2,025	2,025
Bon-Ton Department Stores
10.625%, 07/15/2017 (A)	425	344
Brands
6.625%, 04/01/2021	385	431
5.625%, 02/15/2022	1,285	1,352
Buffalo Thunder Development Authority
9.375%, 12/15/2014 (A)(B)	2,050	743
Burlington Coat Factory Warehouse
10.000%, 02/15/2019	10,675	11,502
Cablevision Systems
8.625%, 09/15/2017	1,965	2,250
8.000%, 04/15/2020	650	720
7.750%, 04/15/2018	900	974

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Caesars Entertainment Operating
11.250%, 06/01/2017	$7,285	$7,850
10.000%, 12/15/2018	1,038	654
5.750%, 10/01/2017	400	193
Caesars Operating Escrow LLC
8.500%, 02/15/2020 (A)	5,040	4,971
Carlson Wagonlit BV
6.875%, 06/15/2019 (A)	1,365	1,420
Carmike Cinemas
7.375%, 05/15/2019	950	1,015
Carrols Restaurant Group
11.250%, 05/15/2018 (A)	1,310	1,405
Cedar Fair
9.125%, 08/01/2018	1,600	1,816
Chester Downs & Marina LLC
9.250%, 02/01/2020 (A)	1,360	1,374
Choice Hotels International
5.750%, 07/01/2022	255	273
Chrysler Group LLC
8.250%, 06/15/2021	4,190	4,420
8.000%, 06/15/2019	945	997
Chukchansi Economic Development Authority
9.750%, 05/30/2020 (A)	2,076	1,495
Cinemark USA
7.375%, 06/15/2021	460	514
CityCenter Holdings LLC
10.750%, 01/15/2017	725	768
7.625%, 01/15/2016	1,315	1,397
Claire’s Stores
9.000%, 03/15/2019 (A)	960	996
8.875%, 03/15/2019	810	699
Continental Airlines 2007-1 Class C Pass-Through Trust
7.339%, 04/19/2014	1,178	1,201
Dana Holding
6.750%, 02/15/2021	1,304	1,405
6.500%, 02/15/2019	1,719	1,835
Dave & Buster’s
11.000%, 06/01/2018	2,701	3,012
Dave & Buster’s Entertainment
13.242%, 02/15/2016 (A)(C)	9,645	6,993
Delphi
6.125%, 05/15/2021	2,065	2,271
5.875%, 05/15/2019	1,909	2,061
Delta Air Lines 2011-1 Class B Pass-Through Trust
7.125%, 10/15/2014	2,000	2,045
Dex One PIK
12.000%, 01/29/2017	1,215	443
Diamond Resorts
12.000%, 08/15/2018	1,350	1,436
DineEquity
9.500%, 10/30/2018	5,165	5,798
Easton-Bell Sports
9.750%, 12/01/2016	1,675	1,828
Eldorado Resorts LLC
8.625%, 06/15/2019 (A)	5,460	5,323

1	SEI Institutional Investments Trust / Quarterly Reporting / August 31, 2012

SCHEDULE OF INVESTMENTS (Unaudited)

High Yield Bond Fund

August 31, 2012

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Empire Today LLC
11.375%, 02/01/2017 (A)	$2,071	$2,169
Entravision Communications
8.750%, 08/01/2017	1,858	1,993
Equinox Holdings
9.500%, 02/01/2016 (A)	1,255	1,333
Expedia
5.950%, 08/15/2020	1,000	1,095
Ferrellgas
9.125%, 10/01/2017	2,500	2,681
6.500%, 05/01/2021	2,150	2,107
Fifth & Pacific
10.500%, 04/15/2019 (A)	1,925	2,175
10.500%, 04/15/2019 (A)	1,810	2,045
Fontainebleau Las Vegas
11.000%, 06/15/2015 (A)(B)	3,500	2
Global Aviation Holdings
14.000%, 08/15/2013 (B)	2,598	727
Goodyear Tire & Rubber
8.750%, 08/15/2020	110	123
8.250%, 08/15/2020	1,295	1,418
7.000%, 05/15/2022	3,350	3,484
Graton Economic Development Authority
9.625%, 09/01/2019 (A)	3,540	3,646
GRD Holdings III
10.750%, 06/01/2019 (A)	2,990	2,953
Greektown Superholdings
13.000%, 07/01/2015	1,850	1,998
13.000%, 07/01/2015	3,390	3,661
GWR Operating Partnership LLP
10.875%, 04/01/2017	870	981
Gymboree
9.125%, 12/01/2018	1,095	1,040
Hanesbrands
8.000%, 12/15/2016	310	346
6.375%, 12/15/2020	1,282	1,391
HD Supply
11.000%, 04/15/2020 (A)	3,955	4,350
8.125%, 04/15/2019 (A)	1,495	1,622
Hillman Group
10.875%, 06/01/2018	960	1,034
Intcomex
13.250%, 12/15/2014	4,515	4,605
International Automotive Components Group
9.125%, 06/01/2018 (A)	1,540	1,476
J Crew Group
8.125%, 03/01/2019	1,115	1,167
Jaguar Land Rover
8.125%, 05/15/2021 (A)	1,440	1,530
Jarden
7.500%, 05/01/2017	705	803
JC Penney
7.950%, 04/01/2017	950	960
6.375%, 10/15/2036	315	249
5.750%, 02/15/2018	120	112

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Lamar Media
7.875%, 04/15/2018	$625	$691
5.875%, 02/01/2022	530	562
Landry’s
9.375%, 05/01/2020 (A)	935	989
Levi Strauss
6.875%, 05/01/2022	860	892
Libbey Glass
6.875%, 05/15/2020 (A)	545	581
Lions Gate Entertainment
10.250%, 11/01/2016 (A)	4,515	5,034
Live Nation Entertainment
7.000%, 09/01/2020 (A)	1,880	1,920
Logan’s Roadhouse
10.750%, 10/15/2017	2,805	2,735
M/I Homes
8.625%, 11/15/2018	2,150	2,287
Marina District Finance
9.875%, 08/15/2018	1,670	1,609
9.500%, 10/15/2015	180	178
McClatchy
11.500%, 02/15/2017	4,475	4,743
MDC Partners
11.000%, 11/01/2016	4,510	4,882
MediMedia USA
11.375%, 11/15/2014 (A)	2,400	2,208
Meritage Homes
7.000%, 04/01/2022	330	347
MGM Resorts International
11.375%, 03/01/2018	5,275	6,079
9.000%, 03/15/2020	3,425	3,823
8.625%, 02/01/2019 (A)	1,175	1,251
7.625%, 01/15/2017	2,050	2,119
7.500%, 06/01/2016	500	522
Michaels Stores
13.000%, 11/01/2016 (E)	897	950
11.375%, 11/01/2016 (A)	21	22
11.375%, 11/01/2016	495	520
7.750%, 11/01/2018	1,300	1,385
Midwest Gaming Borrower LLC
11.625%, 04/15/2016 (A)	2,360	2,620
Mohegan Tribal Gaming Authority
11.000%, 09/15/2018 (A)	1,895	1,274
MTR Gaming Group
11.500%, 08/01/2019	4,740	4,870
NAI Entertainment Holdings LLC
8.250%, 12/15/2017 (A)	1,527	1,703
Niska Gas Storage US LLC
8.875%, 03/15/2018	3,910	3,988
Party City Holdings
8.875%, 08/01/2020 (A)	2,075	2,194
Peninsula Gaming LLC
10.750%, 08/15/2017	180	205
Petco Animal Supplies
9.250%, 12/01/2018 (A)	1,075	1,196
Pinnacle Entertainment
7.750%, 04/01/2022	665	715
PulteGroup
6.000%, 02/15/2035	1,500	1,268

2	SEI Institutional Investments Trust / Quarterly Reporting / August 31, 2012

Schedule of Investments (Unaudited)

High Yield Bond Fund

August 31, 2012

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Quebecor Media
7.750%, 03/15/2016	$2,230	$2,300
Quebecor Media Escrow Security (B)
0.000%, 11/15/2013	1,800	18
0.000%, 03/15/2016	2,175	22
QVC
7.375%, 10/15/2020 (A)	400	446
Regal Entertainment Group
9.125%, 08/15/2018	1,215	1,355
Sabre
8.500%, 05/15/2019 (A)	1,045	1,083
Sabre Holdings
8.350%, 03/15/2016	1,850	1,820
Salem Communications
9.625%, 12/15/2016	850	947
Sally Holdings LLC
6.875%, 11/15/2019	3,062	3,422
5.750%, 06/01/2022	205	221
Sealy Mattress
8.250%, 06/15/2014	4,145	4,119
Seneca Gaming
8.250%, 12/01/2018 (A)	4,840	4,985
Service International
7.625%, 10/01/2018	450	529
7.500%, 04/01/2027	785	823
7.000%, 05/15/2019	620	679
ServiceMaster
8.000%, 02/15/2020	2,700	2,879
7.450%, 08/15/2027	840	699
7.250%, 03/01/2038	3,170	2,528
7.100%, 03/01/2018	750	692
7.000%, 08/15/2020 (A)	465	473
ServiceMaster PIK
10.750%, 07/15/2015 (A)(C)	1,923	1,986
Seven Seas Cruises LLC
9.125%, 05/15/2019	1,620	1,685
Shingle Springs Tribal Group
9.375%, 06/15/2015 (A)	300	245
Simmons Bedding
11.250%, 07/15/2015 (A)	2,315	2,396
Sirius XM Radio
9.750%, 09/01/2015 (A)	1,380	1,447
5.250%, 08/15/2022 (A)	150	150
Stanadyne Holdings
12.000%, 02/15/2015 (E)	1,500	984
Stanadyne Holdings, Ser 1
10.000%, 08/15/2014	1,475	1,368
Standard Pacific
10.750%, 09/15/2016	525	634
Steinway Musical Instruments
7.000%, 03/01/2014 (A)	1,110	1,113
Stewart Enterprises
6.500%, 04/15/2019	575	610
Suburban Propane Partners
7.500%, 10/01/2018 (A)	1,097	1,182
7.375%, 03/15/2020	500	530
Sugarhouse HSP Gaming Prop
Mezz
8.625%, 04/15/2016 (A)	892	950

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Taylor Morrison Communities
7.750%, 04/15/2020 (A)	$1,470	$1,555
Tomkins LLC
9.000%, 10/01/2018	458	511
Toys R Us
10.375%, 08/15/2017 (A)	1,355	1,357
Travelport LLC
11.875%, 09/01/2016	1,535	572
9.875%, 09/01/2014	2,275	1,809
UAL 1995 Pass-Through Trust A, Ser 95A1
9.020%, 04/19/2012 (B)	426	111
UAL 2009-1 Pass-Through Trust
10.400%, 11/01/2016	1,179	1,359
UCI International
8.625%, 02/15/2019	1,185	1,184
United Air Lines
12.000%, 11/01/2013 (A)	1,735	1,791
Univision Communications
8.500%, 05/15/2021 (A)	4,365	4,420
7.875%, 11/01/2020 (A)	2,750	2,949
Vail Resorts
6.500%, 05/01/2019	845	913
Visteon
6.750%, 04/15/2019	1,155	1,174
VWR Funding PIK
10.250%, 07/15/2015 (C)	1,071	1,104
WMG Acquisition
11.500%, 10/01/2018	3,355	3,682
9.500%, 06/15/2016	980	1,073
Wok Acquisition
10.250%, 06/30/2020 (A)	4,205	4,405
Wynn Las Vegas LLC
7.750%, 08/15/2020	3,050	3,408
Yankee Candle, Ser B
9.750%, 02/15/2017	2,125	2,223

		324,247

Consumer Staples — 12.2%
Accellent
10.000%, 11/01/2017	1,090	916
8.375%, 02/01/2017	2,625	2,707
American Achievement
10.875%, 04/15/2016 (A)	3,055	2,650
American Renal Associates Holdings
9.750%, 03/01/2016	2,372	2,556
American Renal Holdings
8.375%, 05/15/2018	4,130	4,388
Apria Healthcare Group
12.375%, 11/01/2014	3,825	3,677
11.250%, 11/01/2014	600	622
Armored Autogroup
9.250%, 11/01/2018	2,700	2,383
Ashtead Capital
6.500%, 07/15/2022 (A)	1,795	1,867
Aurora Diagnostics Holdings
10.750%, 01/15/2018	5,125	5,087
Beverages & More
9.625%, 10/01/2014 (A)	3,900	4,007

3	SEI Institutional Investments Trust / Quarterly Reporting / August 31, 2012

Schedule of Investments (Unaudited)

High Yield Bond Fund

August 31, 2012

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

BI-LO LLC
9.250%, 02/15/2019 (A)	$1,000	$1,072
Biomet
11.625%, 10/15/2017	730	780
Bumble Bee Acquisition
9.000%, 12/15/2017 (A)	1,798	1,838
Bumble Bee Holdco SCA PIK
9.625%, 03/15/2018 (A)	3,750	3,487
Central Garden and Pet
8.250%, 03/01/2018	5,975	6,244
Ceridian
8.875%, 07/15/2019 (A)	3,075	3,298
CHS
8.000%, 11/15/2019	2,250	2,430
5.125%, 08/15/2018	2,935	3,027
Constellation Brands
7.250%, 05/15/2017	1,250	1,439
6.000%, 05/01/2022	985	1,107
4.625%, 03/01/2023	1,453	1,478
Cott Beverages
8.375%, 11/15/2017	2,975	3,254
8.125%, 09/01/2018	900	991
Dean Foods
7.000%, 06/01/2016	700	743
Del Monte
7.625%, 02/15/2019	6,310	6,302
DJO Finance LLC
9.750%, 10/15/2017	3,250	2,779
8.750%, 03/15/2018 (A)	930	988
7.750%, 04/15/2018	3,530	3,230
DynCorp International
10.375%, 07/01/2017	3,980	3,363
Elizabeth Arden
7.375%, 03/15/2021	240	266
Emergency Medical Services
8.125%, 06/01/2019	6,121	6,534
Fleming
10.125%, 04/01/2008 (B)	974	—
Fresenius Medical Care US Finance II
5.875%, 01/31/2022 (A)	175	186
5.625%, 07/31/2019 (A)	3,960	4,232
Grifols
8.250%, 02/01/2018	900	990
HCA
8.000%, 10/01/2018	650	739
7.500%, 02/15/2022	4,970	5,529
6.500%, 02/15/2020	2,000	2,197
5.875%, 03/15/2022	2,400	2,553
Hertz
7.500%, 10/15/2018	1,860	2,006
Immucor
11.125%, 08/15/2019	6,765	7,560
INC Research LLC
11.500%, 07/15/2019 (A)	4,085	4,003
Interactive Data
10.250%, 08/01/2018	915	1,032
JBS USA LLC
8.250%, 02/01/2020 (A)	1,520	1,452

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Kinetic Concepts
12.500%, 11/01/2019 (A)	$1,160	$1,053
10.500%, 11/01/2018 (A)	3,405	3,465
Knowledge Universe Education LLC
7.750%, 02/01/2015 (A)	775	647
Lantheus Medical Imaging
9.750%, 05/15/2017	1,345	1,207
Laureate Education
12.750%, 08/15/2017 (A)	1,100	1,162
11.000%, 08/15/2015 (A)	525	537
9.250%, 09/01/2019 (A)	1,400	1,400
Mead Products LLC
6.750%, 04/30/2020 (A)	355	375
Michael Foods Group
9.750%, 07/15/2018	1,160	1,282
Monitronics International
9.125%, 04/01/2020	1,010	1,030
9.125%, 04/01/2020 (A)	3,015	3,075
MultiPlan
9.875%, 09/01/2018 (A)	1,265	1,391
NBTY
9.000%, 10/01/2018	2,530	2,827
OnCure Holdings
11.750%, 05/15/2017	1,000	585
Pantry
8.375%, 08/01/2020 (A)	1,440	1,489
Pharmaceutical Product Development
9.500%, 12/01/2019 (A)	2,550	2,843
Physio-Control International
9.875%, 01/15/2019 (A)	400	432
Physiotherapy Associates Holdings
11.875%, 05/01/2019 (A)	845	883
Pilgrim’s Pride
7.875%, 12/15/2018	1,030	980
Pinnacle Foods Finance LLC
8.250%, 09/01/2017	1,250	1,325
Post Holdings
7.375%, 02/15/2022 (A)	1,440	1,517
Radiation Therapy Services
9.875%, 04/15/2017	1,125	757
8.875%, 01/15/2017	590	566
Radnet Management
10.375%, 04/01/2018	720	725
Reynolds Group Issuer
9.875%, 08/15/2019	8,685	9,184
9.000%, 04/15/2019	4,735	4,812
8.500%, 05/15/2018	450	456
8.250%, 02/15/2021	205	201
7.875%, 08/15/2019	130	145
7.750%, 10/15/2016	2,500	2,612
6.875%, 02/15/2021	1,305	1,413

4	SEI Institutional Investments Trust / Quarterly Reporting / August 31, 2012

Schedule of Investments (Unaudited)

High Yield Bond Fund

August 31, 2012

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Rite Aid
9.750%, 06/12/2016	$530	$582
9.500%, 06/15/2017	200	206
9.250%, 03/15/2020	4,460	4,583
8.000%, 08/15/2020	11,585	13,033
7.700%, 02/15/2027	1,160	971
7.500%, 03/01/2017	590	606
Rural
10.125%, 07/15/2019 (A)	2,900	2,856
Seminole Indian Tribe of Florida
7.750%, 10/01/2017 (A)	3,450	3,795
6.535%, 10/01/2020 (A)	1,450	1,502
Smithfield Foods
6.625%, 08/15/2022	1,630	1,669
Spectrum Brands
9.500%, 06/15/2018	1,095	1,250
9.500%, 06/15/2018 (A)	310	354
6.750%, 03/15/2020 (A)	440	462
STHI Holding
8.000%, 03/15/2018 (A)	1,275	1,358
SUPERVALU
8.000%, 05/01/2016	1,035	926
Symbion PIK
11.000%, 08/23/2015	1,292	1,292
Ticketmaster Entertainment LLC
10.750%, 08/01/2016	5,215	5,515
U.S. Oncology (Escrow Security)
0.000%, 08/15/2017	2,130	43
United Surgical Partners International
9.000%, 04/01/2020 (A)	1,310	1,407
UR Financing Escrow
7.625%, 04/15/2022 (A)	820	886
7.375%, 05/15/2020 (A)	170	180
5.750%, 07/15/2018 (A)	550	582
UR Merger Sub
9.250%, 12/15/2019	1,055	1,187
8.375%, 09/15/2020	575	615
8.250%, 02/01/2021	5,135	5,623
US Foods
8.500%, 06/30/2019 (A)	1,700	1,738
Valeant Pharmaceuticals International (A)
7.250%, 07/15/2022	1,370	1,415
7.000%, 10/01/2020	1,195	1,237
6.875%, 12/01/2018	1,160	1,221
6.750%, 10/01/2017	675	717
6.750%, 08/15/2021	970	985
Vanguard Health Holding II LLC
8.000%, 02/01/2018	3,230	3,392
7.750%, 02/01/2019 (A)	2,300	2,398
YCC Holdings LLC PIK
10.250%, 02/15/2016	1,300	1,354

		234,305

Energy — 8.1%
American Petroleum Tankers Parent LLC
10.250%, 05/01/2015	1,173	1,229

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Antero Resources Finance
9.375%, 12/01/2017	$1,235	$1,362
Arch Coal
8.750%, 08/01/2016	875	875
7.250%, 06/15/2021	675	609
7.000%, 06/15/2019	510	462
Atwood Oceanics
6.500%, 02/01/2020	438	468
Berry Petroleum
6.375%, 09/15/2022	430	458
Bill Barrett
7.625%, 10/01/2019	2,000	2,080
7.000%, 10/15/2022	450	448
Bluewater Holding BV
3.466%, 07/17/2014 (A)(C)	1,400	1,239
BreitBurn Energy Partners
8.625%, 10/15/2020	640	688
7.875%, 04/15/2022 (A)	2,310	2,356
Bristow Group
7.500%, 09/15/2017	2,260	2,339
Calumet Specialty Products Partners
9.375%, 05/01/2019	2,440	2,562
Chaparral Energy
8.250%, 09/01/2021	1,595	1,739
Chesapeake Energy
6.875%, 08/15/2018	675	695
6.625%, 08/15/2020	2,630	2,702
6.125%, 02/15/2021	270	268
Chesapeake Midstream Partners
6.125%, 07/15/2022	555	576
5.875%, 04/15/2021	2,030	2,076
Chesapeake Oilfield Operating LLC
6.625%, 11/15/2019 (A)	1,725	1,656
Cloud Peak Energy Resources LLC
8.250%, 12/15/2017	580	629
Comstock Resources
7.750%, 04/01/2019	860	847
Consol Energy
8.250%, 04/01/2020	680	733
8.000%, 04/01/2017	815	878
Copano Energy LLC
7.750%, 06/01/2018	3,000	3,150
7.125%, 04/01/2021	520	543
Crestwood Midstream Partners
7.750%, 04/01/2019	3,500	3,552
Crosstex Energy
8.875%, 02/15/2018	2,235	2,386
7.125%, 06/01/2022 (A)	705	701
Denbury Resources
8.250%, 02/15/2020	909	1,032
Dresser-Rand Group
6.500%, 05/01/2021	600	630
Eagle Rock Energy Partners
8.375%, 06/01/2019	1,805	1,760
8.375%, 06/01/2019 (A)	5,245	5,114

5	SEI Institutional Investments Trust / Quarterly Reporting / August 31, 2012

Schedule of Investments (Unaudited)

High Yield Bond Fund

August 31, 2012

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

El Paso
7.250%, 06/01/2018	$740	$854
7.000%, 06/15/2017	270	309
Energy Transfer Equity
7.500%, 10/15/2020	1,240	1,426
EP Energy
7.750%, 09/01/2022 (A)	235	236
EV Energy Partners
8.000%, 04/15/2019	1,465	1,513
Everest Acquisition LLC
9.375%, 05/01/2020 (A)	1,600	1,740
6.875%, 05/01/2019 (A)	3,140	3,368
Exterran Holdings
7.250%, 12/01/2018	2,500	2,525
Forest Oil
8.500%, 02/15/2014	50	53
7.250%, 06/15/2019	6,545	6,381
FTS International Services LLC
7.125%, 11/15/2018 (A)	1,000	1,032
GMX Resources
11.000%, 12/01/2017	973	890
Hercules Offshore
10.500%, 10/15/2017 (A)	2,055	2,127
Hilcorp Energy I
8.000%, 02/15/2020 (A)	1,280	1,418
7.625%, 04/15/2021 (A)	125	137
Holly Energy Partners
6.500%, 03/01/2020 (A)	450	470
James River Coal
7.875%, 04/01/2019	925	549
Kodiak Oil & Gas
8.125%, 12/01/2019 (A)	2,805	2,980
Laredo Petroleum
9.500%, 02/15/2019	4,475	5,079
7.375%, 05/01/2022	980	1,053
Linn Energy LLC
8.625%, 04/15/2020	1,375	1,485
7.750%, 02/01/2021	475	495
6.500%, 05/15/2019 (A)	1,130	1,124
6.250%, 11/01/2019 (A)	1,320	1,304
Magnum Hunter Resources
9.750%, 05/15/2020 (A)	490	484
MarkWest Energy Partners
5.500%, 02/15/2023	805	823
MEG Energy
6.500%, 03/15/2021 (A)	326	343
6.375%, 01/30/2023 (A)	3,035	3,164
Milagro Oil & Gas
10.500%, 05/15/2016	1,950	1,365
Murray Energy
10.250%, 10/15/2015 (A)	1,315	1,282
Newfield Exploration
6.875%, 02/01/2020	1,075	1,174
Oasis Petroleum
7.250%, 02/01/2019	1,130	1,192
Ocean Rig UDW
9.500%, 04/27/2016	6,100	6,192
Parker Drilling
9.125%, 04/01/2018	1,610	1,727

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Peabody Energy
6.250%, 11/15/2021 (A)	$390	$397
6.000%, 11/15/2018 (A)	860	879
Penn Virginia
10.375%, 06/15/2016	400	400
7.250%, 04/15/2019	1,000	900
Penn Virginia Resource Partners
8.375%, 06/01/2020 (A)	1,535	1,562
8.250%, 04/15/2018	350	355
Petroleum Development
12.000%, 02/15/2018	2,415	2,596
Pioneer Drilling
9.875%, 03/15/2018	1,850	2,003
Plains Exploration & Production
10.000%, 03/01/2016	1,140	1,237
7.625%, 06/01/2018	350	376
7.625%, 04/01/2020	2,475	2,698
QR Energy
9.250%, 08/01/2020 (A)	725	740
Quicksilver Resources
11.750%, 01/01/2016	1,100	1,078
9.125%, 08/15/2019	870	774
7.125%, 04/01/2016	335	271
Range Resources
8.000%, 05/15/2019	4,575	5,055
5.000%, 08/15/2022	2,525	2,629
Regency Energy Partners
6.875%, 12/01/2018	2,900	3,132
Samson Investment
9.750%, 02/15/2020 (A)	1,530	1,576
SandRidge Energy
8.750%, 01/15/2020	70	75
8.125%, 10/15/2022 (A)	3,940	4,117
8.000%, 06/01/2018 (A)	370	386
7.500%, 03/15/2021	2,810	2,845
7.500%, 03/15/2021 (A)	360	365
7.500%, 02/15/2023 (A)	595	598
SESI LLC
7.125%, 12/15/2021	4,000	4,450
Targa Resources
7.875%, 10/15/2018	2,445	2,665
Targa Resources Partners
6.375%, 08/01/2022 (A)	1,000	1,045
Tesoro
9.750%, 06/01/2019	1,350	1,556
Thermon Industries
9.500%, 05/01/2017	1,038	1,142
Trinidad Drilling
7.875%, 01/15/2019 (A)	880	946
Vanguard Natural Resources LLC
7.875%, 04/01/2020	765	765
Venoco
8.875%, 02/15/2019	645	577
WPX Energy
6.000%, 01/15/2022	1,080	1,145

		156,471

Financials — 8.4%
Alliant Holdings
11.000%, 05/01/2015 (A)	3,400	3,515

6	SEI Institutional Investments Trust / Quarterly Reporting / August 31, 2012

Schedule of Investments (Unaudited)

High Yield Bond Fund

August 31, 2012

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Ally Financial
8.000%, 11/01/2031	$1,900	$2,247
7.500%, 09/15/2020	850	973
6.250%, 12/01/2017	3,675	3,971
5.500%, 02/15/2017	820	853
4.625%, 06/26/2015	895	918
American International Group
8.175%, 05/15/2058 (C)	2,250	2,686
6.250%, 03/15/2037	2,760	2,774
Aventine (Escrow Security)
0.000%, 10/15/2049 (B)(F)(G)(H)	2,600	4
Bank of America
8.000%, 12/29/2049 (C)	1,885	2,029
Boyd Acquisition Sub LLC
8.375%, 02/15/2018 (A)	2,750	2,808
Cemex Finance LLC
9.500%, 12/14/2016 (A)	1,908	1,946
CIT Group
7.000%, 05/02/2016 (A)	570	572
7.000%, 05/02/2017 (A)	1,441	1,442
6.625%, 04/01/2018 (A)	300	326
5.500%, 02/15/2019 (A)	1,920	2,002
5.250%, 03/15/2018	1,520	1,585
5.000%, 05/15/2017	720	751
4.250%, 08/15/2017	1,730	1,754
City National Bank
9.000%, 08/12/2019	4,062	4,903
CKE Holdings
10.500%, 03/14/2016 (A)	2,750	3,066
CNH Capital LLC
6.250%, 11/01/2016 (A)	610	662
CNO Financial Group
9.000%, 01/15/2018 (A)	1,600	1,750
Credit Acceptance
9.125%, 02/01/2017	4,000	4,400
E*TRADE Financial
7.875%, 12/01/2015	2,950	3,002
E*TRADE Financial PIK
12.500%, 11/30/2017	1,285	1,467
Energy Future Intermediate Holding LLC
10.000%, 12/01/2020	636	714
Entertainment Properties Trust ‡
5.750%, 08/15/2022	865	873
Essar Steel Algoma
9.875%, 06/15/2015 (A)	1,725	1,389
Ford Motor Credit
5.000%, 05/15/2018	2,825	3,040
Fresenius US Finance II
9.000%, 07/15/2015 (A)	800	921
HBOS Capital Funding No. 2
6.071%, 06/30/2049 (A)(C)	5,520	4,003
HUB International Holdings
10.250%, 06/15/2015 (A)	582	598
9.000%, 12/15/2014 (A)	2,490	2,543
Icahn Enterprises
8.000%, 01/15/2018	2,800	2,982
7.750%, 01/15/2016	4,500	4,725

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

ILFC E-Capital Trust I
4.280%, 12/21/2065 (A)(C)	$1,070	$706
ILFC E-Capital Trust II
6.250%, 12/21/2065 (A)(C)	2,695	2,048
ING Groep
5.775%, 12/29/2049 (C)	3,250	2,876
Ironshore Holdings US
8.500%, 05/15/2020 (A)	5,000	5,517
Jefferies Group
8.500%, 07/15/2019	820	937
Kennedy-Wilson
8.750%, 04/01/2019	3,800	4,037
Liberty Mutual Group
7.000%, 03/15/2037 (A)	2,405	2,255
Lloyds Banking Group
6.267%, 11/14/2016 (A)	1,435	890
5.920%, 09/29/2049 (A)	955	592
Marlin Water Trust II
6.310%, 07/15/2003 (A)(B)	4,000	—
Millennium Escrow
7.625%, 11/15/2026 (B)	200	—
MPT Operating Partnership ‡
6.875%, 05/01/2021	4,095	4,453
National Life Insurance
10.500%, 09/15/2039 (A)	1,100	1,477
Nationstar Mortgage LLC
9.625%, 05/01/2019 (A)	915	1,002
Neuberger Berman Group LLC
5.875%, 03/15/2022 (A)	610	648
5.625%, 03/15/2020 (A)	305	323
Norcraft
10.500%, 12/15/2015	975	970
Nuveen Investments
10.500%, 11/15/2015	11,010	11,203
Offshore Group Investments
11.500%, 08/01/2015	1,120	1,238
11.500%, 08/01/2015 (A)	370	409
Ohio Casualty
7.300%, 06/15/2014	1,050	1,144
Omega Healthcare Investors ‡
7.500%, 02/15/2020	3,505	3,891
Ono Finance II
10.875%, 07/15/2019 (A)	3,236	2,589
PHH
9.250%, 03/01/2016	725	799
7.375%, 09/01/2019	775	800
PNC Preferred Funding Trust II
1.690%, 03/29/2049 (A)	5,640	4,306
RBS Capital Trust I
4.709%, 12/29/2049 (A)	1,820	1,097
Realogy
7.875%, 02/15/2019 (A)	700	721
7.625%, 01/15/2020 (A)	520	567
Regions Bank
7.500%, 05/15/2018	250	291
Regions Financing Trust II
6.625%, 05/15/2047 (A)	2,710	2,615
RESPARCS Funding I MTN
1.368%, 12/29/2049	830	237

7	SEI Institutional Investments Trust / Quarterly Reporting / August 31, 2012

Schedule of Investments (Unaudited)

High Yield Bond Fund

August 31, 2012

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Rivers Pittsburgh Borrower
9.500%, 06/15/2019 (A)	$725	$768
Sabra Health Care ‡
8.125%, 11/01/2018	4,540	4,936
Snoqualmie Entertainment
Authority
9.125%, 02/01/2015 (A)	2,606	2,645
4.476%, 02/01/2014 (A)(C)	275	269
Spencer Spirit Holdings
11.000%, 05/01/2017 (A)	2,660	2,813
Susquehanna Capital II
11.000%, 03/23/2040	1,300	1,302
Synovus Financial
7.875%, 02/15/2019	1,865	2,042
Tops Holdings
10.125%, 10/15/2015	780	823
USB Realty
1.602%, 12/29/2049 (A)(C)	5,700	4,789
USI Holdings
9.750%, 05/15/2015 (A)	4,812	4,884
XL Capital
6.500%, 12/31/2049 (C)	2,615	2,383

		162,486

Health Care — 3.4%
Acadia Healthcare
12.875%, 11/01/2018	2,600	3,016
Alere
9.000%, 05/15/2016	5,615	5,812
Biomet
6.500%, 08/01/2020 (A)	3,105	3,221
BioScrip
10.250%, 10/01/2015	3,815	4,120
CHS
7.125%, 07/15/2020	1,225	1,283
DaVita
6.625%, 11/01/2020	850	907
6.375%, 11/01/2018	2,030	2,167
5.750%, 08/15/2022	265	276
Endo Health Solutions
7.250%, 01/15/2022	2,100	2,281
7.000%, 07/15/2019	3,100	3,348
HCA
9.875%, 02/15/2017	110	119
8.500%, 04/15/2019	2,640	2,977
HCA Holdings
7.750%, 05/15/2021	3,920	4,263
Health Management Associates
7.375%, 01/15/2020 (A)	3,355	3,590
6.125%, 04/15/2016	515	556
HealthSouth
8.125%, 02/15/2020	3,210	3,527
7.750%, 09/15/2022	890	972
7.250%, 10/01/2018	865	942
Hologic
6.250%, 08/01/2020 (A)	4,840	5,124
inVentiv Health
10.000%, 08/15/2018 (A)	450	379
Kindred Healthcare
8.250%, 06/01/2019	5,275	5,090

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Mylan
7.875%, 07/15/2020 (A)	$2,388	$2,699
6.000%, 11/15/2018 (A)	1,085	1,161
Surgical Care Affiliates PIK
8.875%, 07/15/2015 (A)	1,636	1,664
Tenet Healthcare
8.000%, 08/01/2020	2,320	2,459
6.250%, 11/01/2018	940	1,021
Universal Health Services
7.000%, 10/01/2018	2,500	2,700

		65,674

Industrials — 8.8%
ACL I
10.625%, 02/15/2016	2,396	2,294
Actuant
5.625%, 06/15/2022 (A)	4,000	4,110
Air Canada
9.250%, 08/01/2015 (A)	3,965	4,054
Aircastle
9.750%, 08/01/2018	895	1,027
7.625%, 04/15/2020	150	166
6.750%, 04/15/2017	440	475
Alion Science & Technology
10.250%, 02/01/2015	1,405	829
Alion Science & Technology PIK
12.000%, 11/01/2014	2,112	1,990
Alliant Techsystems
6.750%, 04/01/2016	2,400	2,454
American Airlines Pass-Through
Trust, Ser 2011-2, Cl A
8.625%, 10/15/2021	4,915	5,210
AMGH Merger Sub
9.250%, 11/01/2018 (A)	4,250	4,601
Amsted Industries
8.125%, 03/15/2018 (A)	870	940
Anixter
5.625%, 05/01/2019	395	413
ARD Finance PIK
11.125%, 06/01/2018 (A)	1,876	1,740
Ardagh Packaging Finance
9.125%, 10/15/2020 (A)	1,890	1,975
9.125%, 10/15/2020 (A)	200	208
7.375%, 10/15/2017 (A)	457	490
7.375%, 10/15/2017 (A)	500	536
Associated Materials LLC
9.125%, 11/01/2017	920	888
Atkore International
9.875%, 01/01/2018	2,325	2,209
AWAS Aviation Capital
7.000%, 10/17/2016 (A)	1,019	1,075
Baker & Taylor
11.500%, 07/01/2013 (A)	1,170	702
Belden
5.500%, 09/01/2022 (A)	825	827
Berry Plastics
10.250%, 03/01/2016	825	850
9.750%, 01/15/2021	785	869
Boart Longyear Management
7.000%, 04/01/2021 (A)	500	519

8	SEI Institutional Investments Trust / Quarterly Reporting / August 31, 2012

Schedule of Investments (Unaudited)

High Yield Bond Fund

August 31, 2012

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Bombardier
7.750%, 03/15/2020 (A)	$230	$259
5.750%, 03/15/2022 (A)	1,450	1,468
Builders FirstSource
3.000%, 02/15/2016 (A)(C)	280	257
Building Materials Corp of America
6.875%, 08/15/2018 (A)	2,360	2,531
6.750%, 05/01/2021 (A)	700	765
BWAY Holding
10.000%, 06/15/2018	1,390	1,543
Case New Holland
7.875%, 12/01/2017	605	711
Casella Waste Systems
7.750%, 02/15/2019	1,565	1,549
Cemex Espana Luxembourg
9.250%, 05/12/2020 (A)	1,793	1,748
CEVA Group
11.625%, 10/01/2016 (A)	3,155	3,265
11.500%, 04/01/2018 (A)	2,500	2,212
8.375%, 12/01/2017 (A)	2,365	2,300
Clean Harbors
5.250%, 08/01/2020 (A)	3,015	3,094
Coleman Cable
9.000%, 02/15/2018	2,995	3,175
Consolidated Container LLC
10.125%, 07/15/2020 (A)	1,445	1,510
CPM Holdings
10.625%, 09/01/2014	1,250	1,322
DAE Aviation Holdings
11.250%, 08/01/2015 (A)	1,380	1,421
Delta Air Lines
12.250%, 03/15/2015 (A)	2,810	3,056
Esterline Technologies
7.000%, 08/01/2020	1,755	1,944
FGI Operating LLC
7.875%, 05/01/2020 (A)	880	928
Florida East Coast Railway
8.125%, 02/01/2017	750	787
General Cable
7.125%, 04/01/2017	1,100	1,138
Geo Group
7.750%, 10/15/2017	1,355	1,468
6.625%, 02/15/2021	75	80
Graphic Packaging International
7.875%, 10/01/2018	1,620	1,806
Great Lakes Dredge & Dock
7.375%, 02/01/2019	1,215	1,273
Griffon
7.125%, 04/01/2018	750	787
H&E Equipment Services
7.000%, 09/01/2022 (A)	1,965	2,039
Huntington Ingalls Industries
7.125%, 03/15/2021	600	650
6.875%, 03/15/2018	600	642
Interline Brands
7.000%, 11/15/2018	1,486	1,581

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

International Lease Finance
8.750%, 03/15/2017	$3,280	$3,797
8.625%, 09/15/2015	330	370
6.250%, 05/15/2019	345	361
5.875%, 04/01/2019	2,085	2,150
5.750%, 05/15/2016	230	240
4.875%, 04/01/2015	295	303
Iron Mountain
7.750%, 10/01/2019	2,625	2,940
5.750%, 08/15/2024	2,500	2,525
Isabelle Acquisition Sub
10.000%, 11/15/2018 (A)	310	327
Kansas City Southern de Mexico
8.000%, 02/01/2018	910	1,015
6.125%, 06/15/2021	460	515
Kratos Defense & Security Solutions
10.000%, 06/01/2017	1,525	1,624
Liberty Tire Recycling
11.000%, 10/01/2016 (A)	3,900	3,686
Manitowoc
8.500%, 11/01/2020	1,215	1,346
Marquette Transportation
10.875%, 01/15/2017	1,650	1,741
Masonite International
8.250%, 04/15/2021 (A)	2,030	2,126
Meritor
10.625%, 03/15/2018	1,000	1,036
8.125%, 09/15/2015	675	699
Midwest Vanadium
11.500%, 02/15/2018 (A)	1,350	918
Mobile Mini
7.875%, 12/01/2020	1,190	1,276
Mueller Water Products
8.750%, 09/01/2020	567	632
7.375%, 06/01/2017	1,455	1,495
Nortek
8.500%, 04/15/2021	1,510	1,604
NXP BV
9.750%, 08/01/2018 (A)	3,150	3,599
Old AII
10.000%, 12/15/2016 (B)	1,675	—
Old AII PIK
9.000%, 12/15/2014 (B)	950	—
Oshkosh
8.500%, 03/01/2020	1,635	1,815
8.250%, 03/01/2017	1,725	1,898
Packaging Dynamics
8.750%, 02/01/2016 (A)	2,724	2,891
Ply Gem Industries
13.125%, 07/15/2014	810	842
8.250%, 02/15/2018	885	905
Polymer Group
7.750%, 02/01/2019	1,565	1,678
Polypore International
7.500%, 11/15/2017	1,185	1,274
Quality Distribution LLC
9.875%, 11/01/2018	4,770	5,152
RBS Global
8.500%, 05/01/2018	1,205	1,326

9	SEI Institutional Investments Trust / Quarterly Reporting / August 31, 2012

Schedule of Investments (Unaudited)

High Yield Bond Fund

August 31, 2012

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Sequa
11.750%, 12/01/2015 (A)	$715	$751
Sequa PIK
13.500%, 12/01/2015 (A)	500	530
Swift Services Holdings
10.000%, 11/15/2018	475	521
syncreon Global Ireland
9.500%, 05/01/2018 (A)	2,467	2,529
Tekni-Plex
9.750%, 06/01/2019 (A)	655	684
Tempel Steel
12.000%, 08/15/2016 (A)	1,100	1,062
Terex
8.000%, 11/15/2017	1,260	1,320
6.500%, 04/01/2020	345	361
Thermadyne Holdings
9.000%, 12/15/2017	3,803	3,974
Titan International
7.875%, 10/01/2017	4,335	4,541
TRAC Intermodal LLC
11.000%, 08/15/2019 (A)	1,650	1,658
Trimas
9.750%, 12/15/2017	816	910
USG
9.750%, 08/01/2014 (A)	2,095	2,315
8.375%, 10/15/2018 (A)	1,535	1,658
6.300%, 11/15/2016	1,975	1,896
Viasystems
7.875%, 05/01/2019 (A)	1,515	1,488

		169,064

Information Technology — 4.6%
Advanced Micro Devices
7.500%, 08/15/2022 (A)	2,130	2,098
Amkor Technology
7.375%, 05/01/2018	735	766
Aspect Software
10.625%, 05/15/2017	4,680	4,867
Audatex North America
6.750%, 06/15/2018 (A)	1,205	1,292
Cardtronics
8.250%, 09/01/2018	625	694
CDW LLC
12.535%, 10/12/2017	810	869
8.500%, 04/01/2019	2,555	2,798
8.000%, 12/15/2018	2,800	3,108
Compucom Systems
12.500%, 10/01/2015 (A)	4,425	4,558
Epicor Software
8.625%, 05/01/2019	2,860	2,946
Fidelity National Information Services
7.875%, 07/15/2020	825	924
7.625%, 07/15/2017	1,195	1,314
5.000%, 03/15/2022	1,770	1,841

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

First Data
12.625%, 01/15/2021	$2,652	$2,685
11.250%, 03/31/2016	2,780	2,669
8.875%, 08/15/2020 (A)	625	681
7.375%, 06/15/2019 (A)	300	310
6.750%, 11/01/2020 (A)	680	675
First Data PIK
8.750%, 01/15/2022 (A)	7,312	7,294
Freescale Semiconductor
10.125%, 03/15/2018 (A)	30	33
9.250%, 04/15/2018 (A)	6,025	6,522
8.050%, 02/01/2020	330	324
iGATE
9.000%, 05/01/2016	4,759	5,151
j2 Global
8.000%, 08/01/2020 (A)	2,115	2,126
Jabil Circuit
4.700%, 09/15/2022	470	472
Kemet
10.500%, 05/01/2018	1,910	1,912
Lawson Software
11.500%, 07/15/2018 (A)	1,175	1,339
9.375%, 04/01/2019 (A)	5,920	6,408
Legend Acquisition Sub
10.750%, 08/15/2020 (A)	1,160	1,146
MagnaChip Semiconductor
10.500%, 04/15/2018	2,995	3,339
Mantech International
7.250%, 04/15/2018	700	735
MEMC Electronic Materials
7.750%, 04/01/2019	765	635
Nuance Communications
5.375%, 08/15/2020 (A)	1,475	1,508
Sensata Technologies
6.500%, 05/15/2019 (A)	5,068	5,346
SSI Investments II
11.125%, 06/01/2018	1,020	1,148
STATS ChipPAC
7.500%, 08/12/2015 (A)	2,200	2,360
Stratus Technologies Bermuda
12.000%, 03/29/2015	2,637	2,452
Stream Global Services
11.250%, 10/01/2014	1,300	1,333
SunGard Data Systems
7.375%, 11/15/2018	975	1,036

		87,714

Materials — 4.2%
AK Steel
7.625%, 05/15/2020	795	704
Aleris International
7.625%, 02/15/2018	975	1,016
AM Castle
12.750%, 12/15/2016	730	792
APERAM
7.750%, 04/01/2018 (A)	3,230	2,681
Ball
5.000%, 03/15/2022	1,550	1,627
Boise Paper Holdings LLC
9.000%, 11/01/2017	1,670	1,850

10	SEI Institutional Investments Trust / Quarterly Reporting / August 31, 2012

Schedule of Investments (Unaudited)

High Yield Bond Fund

August 31, 2012

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Celanese US Holdings LLC
6.625%, 10/15/2018	$750	$827
Cemex
9.000%, 01/11/2018 (A)	210	208
Chemtura
7.875%, 09/01/2018	2,165	2,333
Clearwater Paper
7.125%, 11/01/2018	175	191
Domtar
10.750%, 06/01/2017	1,250	1,623
FMG Resources
8.250%, 11/01/2019 (A)	940	935
7.000%, 11/01/2015 (A)	220	216
6.875%, 02/01/2018 (A)	1,265	1,205
FMG Resources August 2006 Pty
6.875%, 04/01/2022 (A)	1,725	1,587
6.375%, 02/01/2016 (A)	395	379
Headwaters
7.625%, 04/01/2019	1,435	1,431
Hexion US Finance
9.000%, 11/15/2020	1,650	1,411
8.875%, 02/01/2018	3,410	3,436
Horsehead Holding
10.500%, 06/01/2017 (A)	1,350	1,347
Huntsman International LLC
8.625%, 03/15/2020	535	610
8.625%, 03/15/2021	670	767
Ineos Finance
8.375%, 02/15/2019 (A)	1,420	1,495
7.500%, 05/01/2020 (A)	735	750
Ineos Group Holdings
8.500%, 02/15/2016 (A)	4,475	4,218
Inmet Mining
8.750%, 06/01/2020 (A)	1,425	1,464
JMC Steel Group
8.250%, 03/15/2018 (A)	1,425	1,457
Kinove German Bondco GmbH
9.625%, 06/15/2018 (A)	1,928	2,034
Longview Fibre Paper & Packaging
8.000%, 06/01/2016 (A)	1,645	1,703
LyondellBasell Industries
5.750%, 04/15/2024	675	764
MacDermid
9.500%, 04/15/2017 (A)	1,820	1,902
Millar Western Forest Products
8.500%, 04/01/2021	1,145	836
Mirabela Nickel
8.750%, 04/15/2018 (A)	1,055	778
Momentive Performance Materials
11.500%, 12/01/2016	1,130	689
9.000%, 01/15/2021	500	365
Momentive PIK
1.784%, 06/04/2017 (D)(F)(G)	2,701	1,934
Neenah Foundry PIK
15.000%, 07/29/2015	129	115
New
7.000%, 04/15/2020 (A)	800	842

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Nexeo Solutions LLC
8.375%, 03/01/2018	$874	$854
Noranda Aluminum Acquisition PIK
4.730%, 05/15/2015 (C)	1,262	1,205
Novelis
8.750%, 12/15/2020	265	296
8.375%, 12/15/2017	3,510	3,879
PolyOne
7.375%, 09/15/2020	775	847
Rain CII Carbon LLC
8.000%, 12/01/2018 (A)	390	401
Reichhold Industries
9.000%, 05/08/2017 (A)	2,197	1,648
Ryerson
12.000%, 11/01/2015	1,725	1,755
Ryerson Holding
30.829%, 02/01/2015 (C)	2,410	1,217
Sappi Papier Holding GmbH
8.375%, 06/15/2019 (A)	1,470	1,547
7.750%, 07/15/2017 (A)	600	627
Scotts Miracle-Gro
7.250%, 01/15/2018	385	413
6.625%, 12/15/2020	375	403
Sealed Air
8.375%, 09/15/2021 (A)	2,110	2,374
8.125%, 09/15/2019 (A)	1,880	2,091
Standard Steel LLC
12.000%, 05/01/2015 (A)	3,470	3,938
Steel Dynamics
6.375%, 08/15/2022 (A)	745	771
6.125%, 08/15/2019 (A)	740	768
Taminco Global Chemical
9.750%, 03/31/2020 (A)	1,490	1,572
Tronox Finance LLC
6.375%, 08/15/2020 (A)	1,880	1,899
Verso Paper Holdings LLC
8.750%, 02/01/2019	3,385	1,540
Vertellus Specialties
9.375%, 10/01/2015 (A)	3,160	2,465
Vulcan Materials
7.500%, 06/15/2021	305	339
6.500%, 12/01/2016	305	328

		81,699

Telecommunication Services — 9.5%
Affinion Group
11.500%, 10/15/2015	1,900	1,358
7.875%, 12/15/2018	1,795	1,283
Alcatel-Lucent USA
6.500%, 01/15/2028	1,320	848
Avaya
9.750%, 11/01/2015	1,520	1,319
7.000%, 04/01/2019 (A)	1,360	1,244
Avaya PIK
10.125%, 11/01/2015	3,566	3,102
Block Communications
7.250%, 02/01/2020 (A)	680	716
CCO Holdings
7.000%, 01/15/2019	2,170	2,360

11	SEI Institutional Investments Trust / Quarterly Reporting / August 31, 2012

Schedule of Investments (Unaudited)

High Yield Bond Fund

August 31, 2012

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

CCO Holdings LLC
8.125%, 04/30/2020	$1,280	$1,440
7.875%, 04/30/2018	1,190	1,291
7.375%, 06/01/2020	1,100	1,221
5.250%, 09/30/2022	1,440	1,426
Cengage Learning Acquisitions
11.500%, 04/15/2020 (A)	1,950	2,052
Cengage Learning Holdco PIK
13.750%, 07/15/2015 (A)	1,716	1,150
CenturyLink
5.800%, 03/15/2022	1,020	1,092
Cincinnati Bell
8.375%, 10/15/2020	860	912
Clear Channel Communications
9.000%, 03/01/2021	2,965	2,542
Clear Channel Worldwide Holdings
9.250%, 12/15/2017	3,100	3,367
7.625%, 03/15/2020	1,050	1,018
7.625%, 03/15/2020	255	244
Clearwire Communications LLC
14.750%, 12/01/2016 (A)	560	606
12.000%, 12/01/2015 (A)	705	698
12.000%, 12/01/2015 (A)	1,869	1,841
Cogent Communications Group
8.375%, 02/15/2018 (A)	605	658
Columbus International
11.500%, 11/20/2014 (A)	1,265	1,373
CommScope
8.250%, 01/15/2019 (A)	1,270	1,360
Cricket Communications
7.750%, 10/15/2020	1,270	1,232
CSC Holdings LLC
8.625%, 02/15/2019	2,780	3,253
6.750%, 11/15/2021 (A)	1,000	1,080
DCP LLC
10.750%, 08/15/2015 (A)	3,000	3,060
Digicel
12.000%, 04/01/2014 (A)	600	669
8.250%, 09/01/2017 (A)	3,914	4,149
Digicel Group
10.500%, 04/15/2018 (A)	1,845	1,993
8.875%, 01/15/2015 (A)	470	476
DISH DBS
7.875%, 09/01/2019	4,543	5,219
6.750%, 06/01/2021	1,365	1,454
5.875%, 07/15/2022 (A)	1,215	1,224
4.625%, 07/15/2017 (A)	510	515
Eileme 2
11.625%, 01/31/2020 (A)	655	717
GCI
8.625%, 11/15/2019	860	927
GXS Worldwide
9.750%, 06/15/2015	7,571	7,817
Houghton Mifflin Harcourt Publishing
10.500%, 06/01/2019 (A)(B)	1,750	954

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Hughes Satellite Systems
7.625%, 06/15/2021	$2,484	$2,745
6.500%, 06/15/2019	630	675
Inmarsat Finance
7.375%, 12/01/2017 (A)	2,450	2,664
Integra Telecom Holdings
10.750%, 04/15/2016 (A)	1,745	1,784
Intelsat Jackson Holdings
7.250%, 04/01/2019	740	797
7.250%, 10/15/2020	1,180	1,274
7.250%, 10/15/2020 (A)	940	1,013
Intelsat Luxembourg
11.250%, 02/04/2017	3,455	3,628
Intelsat Luxembourg PIK
11.500%, 02/04/2017	4,122	4,329
inVentiv Health
10.250%, 08/15/2018 (A)	610	514
iPCS PIK
3.695%, 05/01/2014 (C)	116	114
ITC Deltacom
10.500%, 04/01/2016	840	905
Level 3 Communications
11.875%, 02/01/2019	2,025	2,258
8.875%, 06/01/2019 (A)	1,410	1,438
Level 3 Financing
10.000%, 02/01/2018	2,000	2,195
9.375%, 04/01/2019	1,065	1,166
8.625%, 07/15/2020	560	599
8.125%, 07/01/2019	1,075	1,126
7.000%, 06/01/2020 (A)	695	692
4.469%, 02/15/2015 (C)	1,500	1,485
Liberty Interactive LLC
8.250%, 02/01/2030	2,240	2,366
Lucent Technologies
6.450%, 03/15/2029	4,945	3,190
MetroPCS Wireless
7.875%, 09/01/2018	1,425	1,532
6.625%, 11/15/2020	780	807
Nara Cable Funding
8.875%, 12/01/2018 (A)	1,326	1,183
8.875%, 12/01/2018 (A)	560	508
Nexstar/Mission Broadcast
8.875%, 04/15/2017	2,100	2,257
Nielsen Finance LLC
7.750%, 10/15/2018	2,070	2,329
NII Capital
7.625%, 04/01/2021	690	533
Open Solutions
9.750%, 02/01/2015 (A)	5,090	4,428
PAETEC Holding
9.875%, 12/01/2018	2,055	2,327
8.875%, 06/30/2017	555	601
Sable International Finance MTN
8.750%, 02/01/2020 (A)	80	88
7.750%, 02/15/2017 (A)	2,645	2,771
Satmex Escrow
9.500%, 05/15/2017	690	711
9.500%, 05/15/2017 (A)	70	72
SBA Telecommunications
8.250%, 08/15/2019	441	490

12	SEI Institutional Investments Trust / Quarterly Reporting / August 31, 2012

Schedule of Investments (Unaudited)

High Yield Bond Fund

August 31, 2012

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Sinclair Television Group
9.250%, 11/01/2017 (A)	$895	$996
8.375%, 10/15/2018	2,820	3,084
Sitel LLC
11.000%, 08/01/2017 (A)	1,085	1,069
Sprint Capital
8.750%, 03/15/2032	7,895	7,974
Sprint Nextel
9.125%, 03/01/2017	1,455	1,630
9.000%, 11/15/2018 (A)	1,890	2,230
8.375%, 08/15/2017	330	363
Telesat Canada
6.000%, 05/15/2017 (A)	2,500	2,600
Unitymedia Hessen GmbH & KG
7.500%, 03/15/2019 (A)	2,000	2,192
UPC Holding BV
9.875%, 04/15/2018 (A)	3,428	3,848
UPCB Finance III
6.625%, 07/01/2020 (A)	1,535	1,623
UPCB Finance V
7.250%, 11/15/2021 (A)	2,235	2,436
UPCB Finance VI
6.875%, 01/15/2022 (A)	1,992	2,112
Videotron Ltee
5.000%, 07/15/2022	2,205	2,337
Virgin Media Finance
8.375%, 10/15/2019	750	848
Visant
10.000%, 10/01/2017	1,235	1,223
West
7.875%, 01/15/2019	1,380	1,366
Wind Acquisition Finance
11.750%, 07/15/2017 (A)	2,200	2,013
7.250%, 02/15/2018 (A)	2,015	1,854
7.250%, 02/15/2018 (A)	1,285	1,176
Windstream
8.125%, 09/01/2018	5	5
7.750%, 10/01/2021	250	263
7.500%, 04/01/2023	1,215	1,233
Wolverine Healthcare Analytics
10.625%, 06/01/2020 (A)	595	635
XM Satellite Radio Holdings
7.625%, 11/01/2018 (A)	4,030	4,453
Zayo Group LLC
10.125%, 07/01/2020 (A)	1,560	1,673
10.125%, 07/01/2020	825	885
8.125%, 01/01/2020 (A)	2,047	2,175

		183,150

Utilities — 1.7%
AES
9.750%, 04/15/2016	1,030	1,231
7.375%, 07/01/2021	715	819
Calpine
7.875%, 07/31/2020 (A)	2,048	2,304
7.875%, 01/15/2023 (A)	245	277
7.500%, 02/15/2021 (A)	2,904	3,223
Elwood Energy LLC
8.159%, 07/05/2026	739	745

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Energy Future Holdings
10.000%, 01/15/2020	$585	$645
Energy Future Intermediate Holding LLC
6.875%, 08/15/2017 (A)	205	209
GenOn Americas Generation LLC
8.500%, 10/01/2021	710	749
GenOn Energy
9.875%, 10/15/2020	1,015	1,113
NRG Energy
8.250%, 09/01/2020	435	469
7.875%, 05/15/2021	1,745	1,867
7.625%, 01/15/2018	845	904
7.625%, 05/15/2019	1,000	1,045
7.375%, 01/15/2017	225	234
NSG Holdings LLC
7.750%, 12/15/2025 (A)	2,100	2,142
Public Service of New Mexico
7.950%, 05/15/2018	2,800	3,400
Sabine Pass LNG L.P.
7.500%, 11/30/2016 (A)	1,880	1,936
7.500%, 11/30/2016	8,450	9,042

		32,354

Total Corporate Obligations (Cost $1,442,102) ($ Thousands)		1,497,164

LOAN PARTICIPATIONS — 8.0%
API Technologies, Term Loan B
8.750%, 06/27/2016	896	891
Arctic Glacier Holdings, Term Loan
8.500%, 07/27/2018	525	520
Asurion, 1st Lien
5.500%, 06/10/2018	1,401	1,404
Asurion, 2nd Lien
9.000%, 05/20/2019	1,605	1,660
Brock Holdings III, 2nd Lien
10.000%, 03/16/2018	460	454
Caesar’s Entertainment
3.246%, 01/28/2015	1,465	1,389
Caribbean Restaurants LLC, Term Loan B
12.000%, 02/15/2017	119	119
Central Parking
2.400%, 05/22/2014	616	607
Central Parking, 1st Lien Term Loan
2.750%, 05/22/2014	1,674	1,649
Cequel Communications, Bridge Loan
0.000%, 12/31/2012 (I)(J)	1,000	—
0.000%, 07/24/2013 (I)	1,175	1,168
Ceridian
5.989%, 05/09/2017	2,424	2,423
Chesapeake Energy
8.500%, 12/02/2017	1,600	1,603
CKX
9.000%, 06/21/2017	544	421

13	SEI Institutional Investments Trust / Quarterly Reporting / August 31, 2012

Schedule of Investments (Unaudited)

High Yield Bond Fund

August 31, 2012

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Clear Channel
3.896%, 01/29/2016	$1,053	$816
Cleveland Unlimited, Term Loan
12.000%, 06/25/2016 (I)	486	491
Constellation, Bridge Loan
0.000%, 12/30/2013 (I)(J)	1,500	—
Crestwood Holdings
9.750%, 03/20/2018	1,705	1,726
Cristal Inorganic Chemicals US
6.211%, 11/15/2014	2,500	2,488
Dex Media West
7.250%, 10/24/2014	1,839	1,190
4.720%, 10/24/2014	810	524
DJO Finance
0.000%, 09/15/2017 (I)	3,095	3,098
Dynegy Midwest Generation
9.250%, 08/05/2016	7,426	7,702
Dynegy Power 1st Lien, Term Loan
9.250%, 08/05/2016	1,222	1,279
Endurance International
11.000%, 10/31/2018	1,100	1,100
EP Energy
0.000%, 04/10/2018 (I)	3,995	4,005
Equipower Resources
10.000%, 06/20/2019	560	567
Essential Power
5.500%, 08/07/2019	5,135	5,135
0.000%, 08/07/2019 (I)	500	500
Expert Global
8.000%, 04/02/2018	3,000	2,993
Fairway Food Market, Term Loan
0.000%, 08/17/2018 (I)	2,000	1,991
First Data
4.237%, 03/24/2018	1,504	1,420
Fly Leasing
6.750%, 08/07/2018	1,750	1,725
Global Aviation
12.000%, 09/27/2012	716	716
Global Aviation Holdings
0.500%, 09/27/2012 (J)	347	—
GoGo
11.250%, 06/21/2017	750	728
Graton Economic Development Authority
0.000%, 08/14/2018 (I)	1,350	1,351
Guitar Center
5.730%, 04/09/2017	3,086	2,899
Harrah’s Entertainment, Term Loan B3
2.755%, 01/28/2015	165	156
Harrah’s Entertainment, Term Loan B6
5.496%, 01/28/2018	936	823
Harrah’s Las Vegas Propco
3.240%, 02/13/2013	1,800	1,390
Harrah’s Operating
0.000%, 01/28/2015 (I)	325	308

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Harrah’s Operating, Term Loan B-4
9.500%, 10/31/2016	$2,925	$2,983
Harrah’s Operating, Ser B-2
3.246%, 01/28/2015	555	526
Harrah’s Propco
0.000%, 02/13/2013 (I)	715	552
Hologic, Term Loan B
4.500%, 07/19/2019	1,300	1,308
Inc Research, Term Loan B
7.000%, 07/12/2018	2,151	2,162
Ineos Holdings
6.500%, 04/27/2018	798	799
Intelsat Jackson Holdings
2.735%, 02/01/2014	2,400	2,360
Kalispel Tribal Economic Authority
7.500%, 01/31/2017	3,089	3,027
Lone Star
11.000%, 09/02/2019	790	839
Medical Card
12.000%, 09/15/2015	1,947	1,265
Medquist
6.750%, 08/15/2019	1,000	984
Merrill Communications LLC
9.750%, 12/24/2012	1,400	1,338
Metroflag 2nd Lien, 2nd Lien
14.000%, 01/06/2009 (B)	325	—
Mohegan Tribal Gaming Authority, Term Loan B
5.500%, 02/28/2016	4,338	4,349
Mohegan Tribal Gaming Authority, Term Loan B 1st Lien
0.000%, 02/28/2016 (I)	700	702
Navistar International
7.000%, 08/17/2017	2,520	2,532
Nelson Education, Term Loan B- 1
2.961%, 07/05/2014	1,466	1,206
Novell
11.000%, 11/22/2018	2,750	2,680
Nuveen Investments
8.250%, 02/23/2019	1,050	1,057
5.967%, 05/13/2017	19	19
5.961%, 05/13/2017	188	188
5.947%, 05/13/2017	139	139
Nuveen Investments, Term Loan B
7.250%, 05/13/2017	2,375	2,386
Obsidian Natural Gas Trust
7.000%, 11/02/2015	1,718	1,718
Ocwen Financial, Term Loan B
7.000%, 09/01/2016	853	858
One Call Medical
7.000%, 08/22/2019	2,500	2,471
Panolam Industries
0.000%, 08/30/2017 (I)	1,000	985
Par Pharmaceutical, Bridge Loan
0.000%, 08/02/2013 (I)	2,175	2,172

14	SEI Institutional Investments Trust / Quarterly Reporting / August 31, 2012

Schedule of Investments (Unaudited)

High Yield Bond Fund

August 31, 2012

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

PQ
6.746%, 06/14/2014	$1,450	$1,375
Realogy
4.489%, 10/10/2016	850	820
Reynolds Group Holdings, Term Loan
0.000%, 02/26/2018 (I)	2,990	3,007
Roundy’s Supermarkets, Term Loan B
5.750%, 02/10/2019	750	715
Sabre Holdings
5.996%, 09/29/2017	1,169	1,149
0.183%, 12/29/2017	2,250	2,242
Serta Simmons Bridge Loan
0.000%, 12/07/2012 (I)(J)	3,000	—
Sheridan Healthcare
6.000%, 06/29/2018	1,000	1,001
SpringLeaf Financial
5.500%, 05/10/2017	3,425	3,308
Summit Materials LLC, Term Loan B
6.000%, 01/24/2019	998	1,001
Sun Healthcare, Term Loan B
8.750%, 09/23/2016	2,046	2,032
Supervalu
1.614%, 08/10/2018	4,550	4,548
Targa Resources
3.246%, 02/09/2015	1,555	1,555
Targus Group
11.000%, 05/24/2016	497	497
Texas Competitive
4.741%, 10/10/2017	7,135	4,837
3.741%, 10/10/2014	7,146	5,232
The Pantry, Term Loan B
5.750%, 07/31/2019	1,688	1,692
0.000%, 07/26/2019 (I)	563	564
The Telx Group, Term Loan B
7.750%, 09/22/2017	1,117	1,114
United Rentals, Bridge Loan
0.000%, 09/15/2012 (I)(J)	2,880	—
Univision Communications, Term Loan B
4.496%, 03/31/2017	3,507	3,390
Vertafore
9.750%, 10/27/2017	780	776
Walter Investment Management Term Loan B
7.750%, 06/30/2016	4,094	4,118
Web.com Group, Term Loan B
7.000%, 10/27/2017	1,937	1,928
West, Term Loan B
0.000%, 06/02/2018 (I)	283	284
WideOpenWest Finance
6.250%, 07/12/2018	1,105	1,104
Wolverine
0.000%, 02/01/2013 (I)(J)	3,350	—
Wolverine, Bridge Loan
7.750%, 05/01/2013	1,680	1,680

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Zuffa
7.500%, 06/19/2015	$1,751	$1,752

Total Loan Participations (Cost $153,739) ($ Thousands)		154,755

COLLATERALIZED DEBT OBLIGATIONS — 8.7%

Other Asset-Backed Securities — 8.7%
AMMC CDO, Ser 2011-9A
0.000%, 01/15/2022 (A)	2,881	2,478
AMMC CDO, Ser 2012-10A
0.000%, 04/11/2022 (A)	3,316	2,885
Claris III
0.745%, 08/04/2021	8,252	6,808
Commercial Industrial Finance, Ser 2007-3A, Cl B
1.698%, 07/26/2021 (A)(C)	1,256	999
Grayson CLO, Ser 2006-1A, Cl B
1.145%, 11/01/2021 (A)(C)	5,866	3,930
GSC Partners CDO Fund, Ser 2007-8A, Cl B
1.205%, 04/17/2021 (A)(C)	2,614	1,844
ICE EM CLO, Ser 2007-1A, Cl A3
1.569%, 08/15/2022 (A)(C)	4,345	3,346
ICE EM CLO, Ser 2007-1A, Cl A2
1.319%, 08/15/2022 (A)(C)	6,738	5,525
Jasper CLO, Ser 2005-1A, Cl B
1.025%, 08/01/2017 (A)(C)	2,228	1,905
Lightpoint CLO, Ser 2007-7A, Cl D
4.435%, 05/15/2021 (A)(C)	3,284	2,329
Neuberger Berman CLO, Ser 2012-12A
0.000%, 07/25/2023 (A)	3,984	3,135
Neuberger Berman CLO, Ser 2012-12A, Cl E
7.651%, 07/25/2023 (A)(C)	1,202	1,078
Newstar Trust, Ser 2007-1A, Cl A1
0.663%, 09/30/2022 (A)(C)	9,221	8,691
NXT Capital CLO LLC, Ser 2012- 1A, Cl E
7.966%, 07/20/2022 (A)(C)	3,047	2,789
Red River CLO, Ser 2006-1A, Cl C
1.165%, 07/27/2018 (C)	7,544	5,130
Red River CLO, Ser 2006-1A, Cl D
2.095%, 07/27/2018 (C)	7,527	4,629
Rockwall CDO, Ser 2006-1A, Cl A2L
1.095%, 08/01/2021 (A)(C)	4,045	2,831
Rockwall CDO, Ser 2006-1A, Cl A1LA
0.745%, 08/01/2021 (A)(C)	12,109	10,807
Rockwall CDO, Ser 2006-1A, Cl A1LB
0.945%, 08/01/2021 (A)(C)	23,922	18,420
Rockwall CDO, Ser 2007-1A, Cl A1LA
0.695%, 08/01/2024 (A)(C)	87,470	74,350

15	SEI Institutional Investments Trust / Quarterly Reporting / August 31, 2012

Schedule of Investments (Unaudited)

High Yield Bond Fund

August 31, 2012

Description	Face Amount ($ Thousands) / Shares	Market Value ($ Thousands)

Syniverse Holdings
9.125%, 01/15/2019	$1,545	$1,669
Venture CDO, Ser 2012-10A
0.000%, 07/20/2022 (A)	2,034	1,902

Total Collateralized Debt Obligations (Cost $162,376) ($ Thousands)		167,480

MUNICIPAL BONDS — 0.7%
Buckeye Tobacco Settlement Financing Authority, Ser A-2, RB
5.875%, 06/01/2030	710	589
California State, Tobacco Securitization, Ser A-1, RB
5.750%, 06/01/2047	2,200	1,868
New Jersey State, Tobacco Settlement, Ser 1A, RB
4.750%, 06/01/2034	3,695	3,040
Ohio State, Tobacco Settlement, Ser A-2, RB
5.375%, 06/01/2024	730	629
5.125%, 06/01/2024	1,080	910
Tobacco Settlement, Ser 1A, RB
5.000%, 06/01/2041	8,280	6,830

Total Municipal Bonds (Cost $11,223) ($ Thousands)		13,866

PREFERRED STOCK — 0.5%
Ally Financial, 7.00% (A)(C)	14	8,514
Dana Holding, 4.00% (A)	6	672
General Motors CV to 1.2626, 0.000%	6	210
GMAC Capital Trust I, 0.000% (C)	28	695

Total Preferred Stock (Cost $7,960) ($ Thousands)		10,091

CONVERTIBLE BONDS — 0.2%

Consumer Staples — 0.0%
Vector Group CV to 48.8281
12.921%, 06/15/2026 (C)	369	400

Telecommunication Services — 0.2%
Liberty Media LLC CV to 16.7764
4.000%, 11/15/2029	2,025	1,210
3.750%, 02/15/2030	3,680	2,125

Utilities — 0.0%
Mirant CV to 14.7167
0.000%, 06/15/2021 (B)	1,950	4

Total Convertible Bonds (Cost $3,649) ($ Thousands)		3,739

Description	Face Amount ($ Thousands) / Shares	Market Value ($ Thousands)

ASSET-BACKED SECURITIES — 0.2%

Other Asset-Backed Securities — 0.2%
Airplanes Pass-Through Trust, Ser 2001-1A, Cl A9
0.789%, 03/15/2019 (C)	$1,862	$931
Cajun Global LLC, Ser 2011-1A, Cl A2
5.955%, 02/20/2041 (A)	1,520	1,626
Dominos Pizza Master Issuer LLC, Ser 2012-1A, Cl A2
5.216%, 01/25/2042 (A)	496	540

Total Asset-Backed Securities (Cost $3,233) ($ Thousands)		3,097

	Number Of Warrants
WARRANTS — 0.1%
Alion Science & Technology, Expires 03/15/17 *	2,025	—
CUI Acquisition †† *(F)(G)	46,959	2,137

Total Warrants (Cost $3,901) ($ Thousands)		2,137

COMMON STOCK — 0.1%
Aventine Renewable Energy Holdings * (A)	66,719	45
Core-Mark Holding	691	31
Dana Holdings	70,421	962
Delta Air Lines *	2,369	21
GMX Resources *	24,693	20
Neenah Enterprises *(F)	21,556	156
United Continental Holdings *	21	—
VSS AHC, Cl A *(F)(G)(H)	29,628	354

Total Common Stock (Cost $3,511) ($ Thousands)		1,589

AUCTION RATE PREFERRED SECURITY — 0.1%
Invesco Van Kampen Senior Income Trust	15,500	1,519

Total Auction Rate Preferred Security (Cost $1,372) ($ Thousands)		1,519

CASH EQUIVALENT — 2.4%
SEI Daily Income Trust, Prime Obligation Fund, Cl A 0.060%†**	46,699,496	46,699

Total Cash Equivalent (Cost $46,699) ($ Thousands)		46,699

Total Investments — 98.7% (Cost $1,839,765) ($ Thousands) ‡‡		$1,902,136

16	SEI Institutional Investments Trust / Quarterly Reporting / August 31, 2012

Schedule of Investments (Unaudited)

High Yield Bond Fund

August 31, 2012

The open swap agreements held by the Fund at August 31, 2012, is as follows:
Credit Default Swap
Counterparty	Reference Entity	Buy/Sell Protection	(Pays)/Receives Rate	Termination Date	Notional Amount (Thousands)	Net Unrealized (Depreciation) ($Thousands)
Barclays Bank PLC	CDX.NA.HY.17-V1 Index	BUY	5.00	12/20/16	19,680	$(1,388)

For the period ended August 31, 2012, the total amount of all open swap agreements, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

Percentages are based on a Net Assets of $1,926,864 ($ Thousands)

*	Non-income producing security.

**	The rate reported is the 7-day effective yield as of August 31, 2012.

‡	Real Estate Investment Trust.

†	Investment in Affiliated Security.

††	Expiration date unavailable.

‡‡	At August 31, 2012, the tax basis cost of the Fund’s investments was $1,839,765 ($ Thousands), and the unrealized appreciation and depreciation were $101,104 ($ Thousands) and $(38,733 ($ Thousands), respectively.

(A)	Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors.” These securities have been determined to be liquid under guidelines established by the Board of Trustees.

(B)	Security in default on interest payments.

(C)	Variable Rate Security - The rate reported on the Schedule of Investments is the rate in effect as of August 31, 2012. The date reported on the Schedule of Investments is the final maturity date.

(D)	The rate reported on the Schedule of Investments is the effective yield at time of purchase.

(E)	Step Bonds - The rate reflected on the Schedule of Investments is the effective yield on August 31, 2012. The coupon on a step bond changes on a specified date.

(F)	Securities considered illiquid. The total value of such securities as of August 31, 2012 was $4,585 ($ Thousands) and represented 0.24% of Net Assets.

(G)	Security fair valued using methods determined in good faith by the Valuation Committee of the Board of Trustees. The total market value of such securities as of August 31, 2012 was $4,429 and represented 0.23% of Net Assets.

(H)	Securities considered restricted. The total value of such securities as of August 31, 2012 was $358 ($ Thousands) and represented 0.02% of Net Assets.

(I)	Unsettled bank loan. Interest rate not available.

(J)	Unfunded bank loan. Interest rate not available.

CDO — Collateralized Debt Obligation

Cl — Class

CLO — Collateralized Loan Obligation

CV — Convertible Security

LLC — Limited Liability Company

LLP — Limited Liability Partnership

L.P. — Limited Partnership

MTN — Medium Term Note

PIK — Payment-in-Kind

PLC — Public Limited Company

RB — Revenue Bond

Ser — Series

17	SEI Institutional Investments Trust / Quarterly Reporting / August 31, 2012

Schedule of Investments (Unaudited)

High Yield Bond Fund

August 31, 2012

The following is a summary of the inputs used as of August 31, 2012, in valuing the Fund’s investments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3 (1)	Total
Corporate Obligations	$—	$1,492,543	$4,621	$1,497,164
Loan Participations	—	142,397	12,358	154,755
Collateralized Debt
Obligations	—	1,669	165,811	167,480
Municipal Bonds	—	13,866	—	13,866
Preferred Stock	1,700	8,391	—	10,091
Convertible Bonds	—	3,735	4	3,739
Asset-Backed
Securities	—	3,097	—	3,097
Warrant	—	—	2,137	2,137
Common Stock	1,034	45	510	1,589
Auction Rate
Preferred Security	—	—	1,519	1,519
Cash Equivalent	46,699	—	—	46,699

Total Investments in Securities	$49,433	$1,665,743	$186,960	$1,902,136

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Credit Default Swaps *	$—	$(1,388)	$—	$(1,388)

*	Swaps are valued at the unrealized depreciation on the instrument.

(1)

Of the $186,960 in Level 3 securities as of August 31, 2012, $4,429 or 0.23% are not valued via third party pricing vendors and broker quotes. If significant, the disclosure of the unobservable inputs and the interrelationships and sensitivity between these inputs are required for those Level 3 securities that are not valued by third party pricing vendors or broker quotes.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value ($ Thousands):

	Investments in Corporate Obligations	Investments in Loan Participations	Investments in Collateralized Debt Obligations	Investments in Convertible Bonds	Investments in Auction Rate Preferred Securities	Investments in Warrants	Investments in Common Stock
Beginning balance as June 1, 2012	$4,519	$7,780	$194,307	$4	$4,606	$2,137	$450
Accrued discounts/premiums	13	—	70	—	—	—	—
Realized gain/(loss)	(135)	—	2,199	—	373	—	—
Change in unrealized appreciation/ (depreciation)	110	(10)	1,349	—	(310)	—	60
Purchases	6,706	—	7,328	—	—	—	—
Sales	(6,570)	(3,150)	(39,442)	—	(3,150)	—	—
Net transfer into Level 3	—	11,166	—	—	—	—	—
Net transfer out of Level 3	(22)	(3,428)	—	—	—	—	—

Ending balance as of August 31, 2012	$4,621	$12,358	$165,811	$4	$1,519	$2,137	$510

Changes in unrealized gains/(losses) included in earnings related to securities still held at reporting date	$110	$(10)	$1,349	$—	$(310)	$—	$60

For the period ended August 31, 2012, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended August 31, 2012, there were transfers between Level 2 and Level 3 assets and liabilities. The transfers were due to changes in the availability of observable inputs used to determine fair value.

Amounts designated as “—” are either $0 or have been rounded to $0.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

Restricted Securities — As of August 31, 2012, the Fund owned private placement investments that were purchased through private offerings or acquired through initial public offerings and cannot be sold without prior registration under the Securities Act of 1933 or pursuant to an exemption thereform. In addition, the Fund has generally agreed to further restrictions on the disposition of certain holdings as set forth in various agreements entered into in connection with the purchase of these private placement investments. The acquisition dates of these investments, the enforceable right to acquire these private placement investments, along with the cost and values at August 31, 2012, were as follows:

	Face Amount ($ Thousands)/Number of Shares	Acquisition Date	Right to Acquire Date	Cost ($ Thousands)	Market Value ($ Thousands)	% of Net Assets
Aventine (Escrow Security)	2,600	11/30/10	11/30/10	$—	$4	0.00%
VSS AHC, Cl A	29,628	9/25/09	9/25/09	551	354	0.02

				$551	$358	0.02%

18	SEI Institutional Investments Trust / Quarterly Reporting / August 31, 2012

Schedule of Investments (Unaudited)

Long Duration Fund

August 31, 2012

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS — 52.9%

Consumer Discretionary — 6.7%
CCO Holdings
7.000%, 01/15/2019	$500	$544
Comcast
6.950%, 08/15/2037	1,150	1,567
6.500%, 01/15/2017	100	121
6.450%, 03/15/2037	9,450	12,192
6.400%, 05/15/2038	6,116	7,990
5.900%, 03/15/2016	100	116
5.700%, 07/01/2019	100	121
4.650%, 07/15/2042	2,325	2,478
Comcast Cable Communications Holdings
9.455%, 11/15/2022	3,450	5,152
COX Communications
8.375%, 03/01/2039 (A)	3,215	4,852
7.625%, 06/15/2025	300	377
6.950%, 06/01/2038 (A)	3,183	4,150
CVS Caremark
6.250%, 06/01/2027	1,640	2,135
6.125%, 09/15/2039	2,625	3,464
5.750%, 05/15/2041	4,475	5,672
CVS Pass-Through Trust
8.353%, 07/10/2031 (A)	6,278	8,382
DIRECTV Holdings
6.350%, 03/15/2040	410	482
6.000%, 08/15/2040	8,270	9,349
5.150%, 03/15/2042	2,215	2,260
Discovery Communications
4.950%, 05/15/2042	1,330	1,465
Grupo Televisa
6.625%, 01/15/2040	920	1,188
Historic TW
6.625%, 05/15/2029	1,705	2,128
Home Depot
5.950%, 04/01/2041	3,241	4,437
5.875%, 12/16/2036	3,492	4,649
Lowe’s
6.875%, 02/15/2028	100	132
5.125%, 11/15/2041	3,125	3,597
McDonald’s MTN
6.300%, 03/01/2038	3,645	5,311
4.875%, 07/15/2040	910	1,134
3.700%, 02/15/2042	480	502
NBC Universal Media
6.400%, 04/30/2040	3,025	3,919
5.950%, 04/01/2041	7,221	9,076
News America
8.150%, 10/17/2036	1,835	2,506
7.850%, 03/01/2039	6,275	8,564
7.750%, 01/20/2024	125	159
7.625%, 11/30/2028	4,616	5,882
7.430%, 10/01/2026	200	260
6.900%, 08/15/2039	4,250	5,516
6.750%, 01/09/2038	1,250	1,440
6.650%, 11/15/2037	2,260	2,896
6.150%, 02/15/2041	5,150	6,327
Target
7.000%, 01/15/2038	2,200	3,275
6.650%, 08/01/2028	450	586
4.000%, 07/01/2042	4,925	5,102
TCI Communications
7.875%, 02/15/2026	3,000	4,214

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Time Warner
7.700%, 05/01/2032	$3,658	$5,046
7.625%, 04/15/2031	10,820	14,688
6.250%, 03/29/2041	8,400	10,424
6.100%, 07/15/2040	1,835	2,239
Time Warner Cable
8.750%, 02/14/2019	3,500	4,745
7.300%, 07/01/2038	1,212	1,654
6.750%, 06/15/2039	3,830	4,972
5.875%, 11/15/2040	1,900	2,254
5.500%, 09/01/2041	2,005	2,269
4.500%, 09/15/2042	2,610	2,594
Time Warner Entertainment
8.375%, 07/15/2033	3,880	5,585
Viacom
6.875%, 04/30/2036	5,230	7,011
4.500%, 02/27/2042	1,906	1,987
Wal-Mart Stores
7.550%, 02/15/2030	840	1,292
6.200%, 04/15/2038	2,650	3,742
5.625%, 04/01/2040	8,215	11,095
5.625%, 04/15/2041	7,095	9,590
5.250%, 09/01/2035	50	63
5.000%, 10/25/2040	3,870	4,826
Yum! Brands
6.875%, 11/15/2037	2,325	3,179

		254,924

Consumer Staples — 4.2%
Ahold Finance USA
6.875%, 05/01/2029	885	1,132
Altria Group
10.200%, 02/06/2039	3,730	6,501
Anheuser-Busch InBev Worldwide
8.200%, 01/15/2039	4,565	7,641
8.000%, 11/15/2039	2,490	4,110
6.375%, 01/15/2040	2,075	3,003
3.750%, 07/15/2042	3,125	3,200
2.500%, 07/15/2022	5,100	5,179
Bestfoods
7.250%, 12/15/2026	170	251
Bowdoin College
4.693%, 07/01/2112	7,410	7,541
Diageo Capital
5.875%, 09/30/2036	783	1,035
Energizer Holdings
4.700%, 05/19/2021	1,365	1,453
General Mills
5.400%, 06/15/2040	815	1,022
HJ Heinz Finance
7.125%, 08/01/2039 (A)	4,495	6,310
Kellogg
3.125%, 05/17/2022	1,830	1,919
Kraft Foods
7.000%, 08/11/2037	1,265	1,763
6.875%, 02/01/2038	6,690	9,160
6.875%, 01/26/2039(A)	865	1,199
6.500%, 02/09/2040	9,785	13,475
5.000%, 06/04/2042 (A)	6,745	7,672
Kroger
5.000%, 04/15/2042	2,760	2,892
Lorillard Tobacco
7.000%, 08/04/2041	1,195	1,434

1	SEI Institutional Investments Trust / Quarterly Report / August 31, 2012

Schedule of Investments (Unaudited)

Long Duration Fund

August 31, 2012

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Massachusetts Institute of Technology
5.600%, 07/01/2111	$4,180	$5,991
Molson Coors Brewing
5.000%, 05/01/2042	2,786	3,168
Pepsi Bottling Group
7.000%, 03/01/2029	355	508
PepsiCo
5.500%, 01/15/2040	1,675	2,175
4.875%, 11/01/2040	1,590	1,932
4.000%, 03/05/2042	5,235	5,597
3.600%, 08/13/2042	3,425	3,421
Pernod-Ricard
5.500%, 01/15/2042 (A)	750	847
4.450%, 01/15/2022 (A)	350	377
Philip Morris International
6.375%, 05/16/2038	1,815	2,533
4.500%, 03/20/2042	5,060	5,640
3.875%, 08/21/2042	2,505	2,540
President and Fellows of Harvard College
6.500%, 01/15/2039 (A)	60	92
5.625%, 10/01/2038	3,625	4,905
Procter & Gamble
8.000%, 09/01/2024	2,010	3,046
Ralcorp Holdings
6.625%, 08/15/2039	3,015	3,220
SABMiller Holdings
4.950%, 01/15/2042 (A)	8,874	10,310
3.750%, 01/15/2022 (A)	415	450
Safeway
4.750%, 12/01/2021	355	351
Tufts University
5.017%, 04/15/2112	7,900	9,347
Unilever Capital
5.900%, 11/15/2032	945	1,353
University of Notre Dame
3.720%, 03/01/2043	1,000	1,013
University of Southern California
5.250%, 10/01/2111	2,930	3,846

		160,554

Energy — 7.5%
Anadarko Finance
7.500%, 05/01/2031	3,062	4,102
Anadarko Petroleum
6.450%, 09/15/2036	590	728
Apache
5.250%, 02/01/2042	310	382
4.750%, 04/15/2043	4,725	5,417
BG Energy Capital
5.125%, 10/15/2041 (A)	4,600	5,515
Canadian Natural Resources
6.500%, 02/15/2037	390	514
6.250%, 03/15/2038	3,850	5,016
5.850%, 02/01/2035	150	181
Cenovus Energy
6.750%, 11/15/2039	4,000	5,367
4.450%, 09/15/2042	1,245	1,273
CenterPoint Energy Resources
6.625%, 11/01/2037	490	667
6.250%, 02/01/2037	2,841	3,690
CNOOC Finance 2012
3.875%, 05/02/2022 (A)	2,550	2,737

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Conoco Funding
7.250%, 10/15/2031	$875	$1,303
6.950%, 04/15/2029	1,710	2,422
ConocoPhillips
6.500%, 02/01/2039	13,155	18,965
5.900%, 05/15/2038	4,495	6,010
Devon Energy
7.950%, 04/15/2032	995	1,482
5.600%, 07/15/2041	4,690	5,642
4.750%, 05/15/2042	1,810	1,955
Diamond Offshore Drilling
5.700%, 10/15/2039	7,378	9,489
El Paso Natural Gas
7.500%, 11/15/2026	3,170	4,135
Encana
6.500%, 02/01/2038	4,625	5,469
Eni
5.700%, 10/01/2040 (A)	3,430	3,497
Eni USA
7.300%, 11/15/2027	1,510	2,019
Enterprise Products Operating
6.650%, 10/15/2034	2,310	2,926
6.125%, 10/15/2039	275	327
5.700%, 02/15/2042	7,727	8,902
4.850%, 08/15/2042	2,350	2,438
4.450%, 02/15/2043	2,910	2,864
EQT
4.875%, 11/15/2021	155	163
Gulf South Pipeline
4.000%, 06/15/2022 (A)	2,580	2,584
Halliburton
7.600%, 08/15/2096 (A)	825	1,306
Hess
7.875%, 10/01/2029	1,613	2,157
7.300%, 08/15/2031	2,555	3,315
6.000%, 01/15/2040	2,409	2,840
5.600%, 02/15/2041	3,005	3,413
Kinder Morgan Energy Partners
6.375%, 03/01/2041	7,475	9,005
3.950%, 09/01/2022	5,230	5,551
Marathon Oil
6.600%, 10/01/2037	3,820	5,059
Marathon Petroleum
6.500%, 03/01/2041	8,743	10,666
Motiva Enterprises
6.850%, 01/15/2040 (A)	6,670	8,781
Nexen
7.500%, 07/30/2039	2,440	3,416
Noble Energy
4.150%, 12/15/2021	1,355	1,465
Noble Holding International
6.200%, 08/01/2040	2,810	3,283
6.050%, 03/01/2041	145	167
Panhandle Eastern Pipeline
8.125%, 06/01/2019	725	873
Petrobras International Finance
6.875%, 01/20/2040	5,360	6,684
6.750%, 01/27/2041	4,965	6,172
5.875%, 03/01/2018	600	679
Petro-Canada
7.875%, 06/15/2026	35	49
6.800%, 05/15/2038	2,405	3,257
5.950%, 05/15/2035	760	920
Petroleos Mexicanos
5.500%, 06/27/2044 (A)	4,215	4,594

2	SEI Institutional Investments Trust / Quarterly Report / August 31, 2012

Schedule of Investments (Unaudited)

Long Duration Fund

August 31, 2012

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Phillips 66
5.875%, 05/01/2042 (A)	$510	$602
4.300%, 04/01/2022 (A)	3,400	3,703
Reliance Holdings USA
5.400%, 02/14/2022 (A)	1,475	1,544
Schlumberger Investment
3.300%, 09/14/2021 (A)	1,375	1,482
Shell International Finance
6.375%, 12/15/2038	4,118	6,029
5.500%, 03/25/2040	4,050	5,399
Sinopec Group Overseas Development 2012
3.900%, 05/17/2022 (A)	975	1,047
Southern Natural Gas
7.350%, 02/15/2031	600	771
Spectra Energy Capital
7.500%, 09/15/2038	2,573	3,460
6.750%, 02/15/2032	3,450	4,196
Statoil
6.800%, 01/15/2028	400	554
6.500%, 12/01/2028 (A)	1,050	1,446
Suncor Energy
6.850%, 06/01/2039	1,550	2,117
6.500%, 06/15/2038	3,785	5,005
Talisman Energy
5.500%, 05/15/2042	1,355	1,489
Tennessee Gas Pipeline
8.375%, 06/15/2032	5,555	7,789
7.000%, 10/15/2028	3,960	5,239
Texas Eastern Transmission
7.000%, 07/15/2032	523	700
TransCanada Pipelines
7.625%, 01/15/2039	1,800	2,822
7.250%, 08/15/2038	1,670	2,492
6.100%, 06/01/2040	2,000	2,768
Transcontinental Gas Pipeline
7.250%, 12/01/2026	1,610	2,161
5.400%, 08/15/2041	1,505	1,778
Valero Energy
10.500%, 03/15/2039	5,173	8,015
7.500%, 04/15/2032	1,275	1,602
6.625%, 06/15/2037	370	447
Weatherford International
5.950%, 04/15/2042	3,475	3,629
Williams
8.750%, 03/15/2032	472	649
7.875%, 09/01/2021	1,603	2,080
7.750%, 06/15/2031	1,150	1,464
7.500%, 01/15/2031	380	476

		284,788

Financials — 15.4%
ABB Treasury Center USA
4.000%, 06/15/2021 (A)	2,970	3,274
ACE INA Holdings
6.700%, 05/15/2036	2,677	3,857
Aflac
6.900%, 12/17/2039	4,565	5,900
6.450%, 08/15/2040	2,510	3,109
AIG SunAmerica Global Financing X
6.900%, 03/15/2032 (A)	1,102	1,415
Allstate
5.550%, 05/09/2035	75	93
5.200%, 01/15/2042	6,101	7,374

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Alta Wind Holdings
7.000%, 06/30/2035 (A)	$2,545	$2,834
American Express
8.150%, 03/19/2038	4,675	7,554
American International Group
4.875%, 06/01/2022	4,610	5,025
Assurant
6.750%, 02/15/2034	2,634	3,010
Bank of America MTN
7.800%, 09/15/2016	65	74
6.500%, 08/01/2016	50	57
6.000%, 09/01/2017	355	400
6.000%, 10/15/2036	9,715	10,953
5.875%, 02/07/2042	5,731	6,502
5.750%, 12/01/2017	6,300	7,044
5.650%, 05/01/2018	6,860	7,664
5.625%, 07/01/2020	675	748
5.000%, 05/13/2021	500	537
4.900%, 05/01/2013	40	41
3.625%, 03/17/2016	260	271
Barclays Bank
5.125%, 01/08/2020	130	140
Bear Stearns
7.250%, 02/01/2018	400	499
6.400%, 10/02/2017	5,415	6,502
Berkshire Hathaway Finance
4.400%, 05/15/2042	2,300	2,460
BlackRock
3.375%, 06/01/2022	3,205	3,389
Blackstone Holdings Finance
6.625%, 08/15/2019 (A)	2,929	3,322
6.250%, 08/15/2042 (A)	2,555	2,619
Boston Properties ‡
3.850%, 02/01/2023	1,325	1,386
Camden Property Trust ‡
4.625%, 06/15/2021	1,325	1,443
Capital One Capital VI
8.875%, 05/15/2040	2,050	2,098
CDP Financial
5.600%, 11/25/2039 (A)	7,560	9,753
Chase Capital II
0.945%, 02/01/2027 (B)	4,984	3,741
Chase Capital III
0.968%, 03/01/2027 (B)	250	188
Chubb
6.500%, 05/15/2038	3,835	5,620
Citigroup
8.500%, 05/22/2019	75	96
8.125%, 07/15/2039	6,040	8,851
6.875%, 03/05/2038	7,181	9,224
6.875%, 02/15/2098	4,960	5,271
6.625%, 06/15/2032	600	665
6.375%, 08/12/2014	50	54
6.125%, 11/21/2017	100	115
6.125%, 08/25/2036	3,350	3,559
6.010%, 01/15/2015	50	55
6.000%, 12/13/2013	125	132
6.000%, 08/15/2017	50	57
5.875%, 05/29/2037	320	370
5.850%, 12/11/2034	700	799
5.500%, 02/15/2017	5,680	6,111
4.587%, 12/15/2015	39	42
4.500%, 01/14/2022	2,000	2,114
2.650%, 03/02/2015	150	153
0.977%, 08/25/2036 (B)	850	573

3	SEI Institutional Investments Trust / Quarterly Report / August 31, 2012

Schedule of Investments (Unaudited)

Long Duration Fund

August 31, 2012

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Commonwealth Bank of Australia
5.000%, 10/15/2019 (A)	$1,750	$1,982
Cooperatieve Centrale Raiffeisen- Boerenleenbank BA
5.800%, 09/30/2110 (A)	8,380	9,639
Deutsche Bank Capital Funding Trust
5.628%, 01/19/2049 (A)(B)	945	853
Devon OEI Operating
7.500%, 09/15/2027	1,000	1,422
Discover Bank
8.700%, 11/18/2019	4,275	5,410
Farmers Exchange Capital
7.200%, 07/15/2048 (A)	825	975
7.050%, 07/15/2028 (A)	12,307	14,839
First Union
7.575%, 08/01/2026 (C)	3,735	5,060
FMR
6.500%, 12/14/2040 (A)	525	642
General Electric Capital MTN
6.875%, 01/10/2039	16,540	22,607
6.750%, 03/15/2032	6,162	8,001
6.150%, 08/07/2037	800	1,003
5.875%, 01/14/2038	20,610	25,021
General Electric Capital Services
7.500%, 08/21/2035	385	533
Goldman Sachs Group
6.750%, 10/01/2037	14,360	14,951
6.250%, 02/01/2041	12,173	13,596
6.125%, 02/15/2033	3,635	3,965
5.950%, 01/15/2027	1,900	1,982
5.750%, 01/24/2022	2,330	2,571
Guardian Life Insurance of America
7.375%, 09/30/2039 (A)	5,575	7,408
Hartford Financial Services Group
6.625%, 03/30/2040	1,360	1,524
6.625%, 04/15/2042	2,600	2,923
6.100%, 10/01/2041	5,100	5,383
HBOS MTN
6.750%, 05/21/2018 (A)	4,050	3,996
HBOS Capital Funding
6.071%, 06/30/2049 (A)(B)	100	73
HCP ‡
6.750%, 02/01/2041	2,225	2,908
6.300%, 09/15/2016	2,195	2,514
3.750%, 02/01/2019	2,620	2,728
Health Care ‡
6.500%, 03/15/2041	7,850	9,141
4.950%, 01/15/2021	2,025	2,192
Healthcare Realty Trust ‡
5.750%, 01/15/2021	525	576
HSBC Bank USA
7.000%, 01/15/2039	2,405	3,085
5.875%, 11/01/2034	320	356
5.625%, 08/15/2035	1,290	1,398
HSBC Holdings
6.800%, 06/01/2038	335	409
6.500%, 09/15/2037	6,460	7,631
5.100%, 04/05/2021	3,531	4,062
4.000%, 03/30/2022	1,490	1,597

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

HSBC Holdings, Ser 2006
6.500%, 05/02/2036	$390	$458
ING Bank
1.868%, 06/09/2014 (A)(B)	1,050	1,046
International Lease Finance
7.125%, 09/01/2018 (A)	425	489
JPMorgan Chase
6.400%, 05/15/2038	7,130	9,448
6.300%, 04/23/2019	1,775	2,166
6.000%, 10/01/2017	2,640	3,108
5.600%, 07/15/2041	8,365	10,253
5.400%, 01/06/2042	2,750	3,284
4.625%, 05/10/2021	1,400	1,566
4.500%, 01/24/2022	1,670	1,854
0.798%, 06/13/2016 (B)	2,000	1,901
JPMorgan Chase Capital XIII
1.411%, 09/30/2034 (B)	3,900	2,930
KKR Group Finance
6.375%, 09/29/2020 (A)	2,670	3,022
Liberty Mutual Group
6.500%, 05/01/2042 (A)	6,255	6,789
Macquarie Bank MTN
6.625%, 04/07/2021 (A)	7,090	7,412
Massachusetts Mutual Life Insurance
8.875%, 06/01/2039 (A)	2,840	4,218
5.375%, 12/01/2041 (A)	5,795	6,597
Merrill Lynch
8.950%, 05/18/2017 (B)	1,340	1,541
8.680%, 05/02/2017 (B)	1,305	1,485
7.750%, 05/14/2038	2,475	2,995
6.110%, 01/29/2037	3,660	3,675
MetLife
7.800%, 11/01/2025 (A)	3,520	4,721
6.400%, 12/15/2036	3,520	3,743
6.375%, 06/15/2034	395	522
5.875%, 02/06/2041	3,530	4,529
4.125%, 08/13/2042	6,490	6,589
Metropolitan Life Global Funding I
3.875%, 04/11/2022 (A)	435	476
Morgan Stanley MTN
6.625%, 04/01/2018	4,365	4,820
6.375%, 07/24/2042	5,695	5,769
5.750%, 01/25/2021	950	981
5.625%, 09/23/2019	11,775	12,185
National Australia Bank MTN
4.375%, 12/10/2020 (A)	3,190	3,527
1.600%, 08/07/2015	2,990	3,014
National Capital Trust II
5.486%, 12/29/2049 (A)(B)	500	495
Nationwide Mutual Insurance
7.875%, 04/01/2033 (A)	4,016	4,705
New York Life Insurance
6.750%, 11/15/2039 (A)	8,525	11,911
Northwestern Mutual Life Insurance
6.063%, 03/30/2040 (A)	6,725	8,645
Pacific Life Insurance
9.250%, 06/15/2039 (A)	340	462
PNC Funding
5.125%, 02/08/2020	935	1,106

4	SEI Institutional Investments Trust / Quarterly Report / August 31, 2012

Schedule of Investments (Unaudited)

Long Duration Fund

August 31, 2012

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Prudential Financial MTN
6.200%, 11/15/2040	$1,345	$1,584
5.700%, 12/14/2036	3,385	3,753
Prudential Holdings
8.695%, 12/18/2023 (A)	5,962	7,378
Prudential Insurance of America
8.300%, 07/01/2025 (A)	4,500	6,066
Royal Bank of Scotland Group
7.648%, 08/31/2049 (B)	1,900	1,786
Security Benefit Life
7.450%, 10/01/2033 (A)	6,575	6,049
Siemens Financieringsmaatschappij
6.125%, 08/17/2026 (A)	320	417
Simon Property Group ‡
6.750%, 02/01/2040	4,740	6,487
4.750%, 03/15/2042	3,360	3,700
SL Green Realty ‡
5.000%, 08/15/2018	1,000	1,055
Teachers Insurance & Annuity Association of America
6.850%, 12/16/2039 (A)	7,290	10,085
Toyota Motor Credit MTN
3.400%, 09/15/2021	2,770	3,014
Travelers
5.350%, 11/01/2040	3,835	4,922
US Bancorp MTN
2.950%, 07/15/2022	1,650	1,662
Ventas Realty ‡
4.750%, 06/01/2021	2,500	2,745
Wachovia Bank
6.600%, 01/15/2038	5,830	7,936
6.000%, 11/15/2017	300	359
5.850%, 02/01/2037	3,930	4,874
WEA Finance
7.125%, 04/15/2018 (A)	25	30
6.750%, 09/02/2019 (A)	2,090	2,506
Wells Fargo Bank
5.950%, 08/26/2036	150	190
Westpac Banking
4.875%, 11/19/2019	2,375	2,679
ZFS Finance USA Trust II
6.450%, 12/15/2065 (A)(B)	1,939	2,041

		589,848

Health Care — 2.6%
Abbott Laboratories
6.150%, 11/30/2037	335	478
5.300%, 05/27/2040	870	1,134
Aetna
6.750%, 12/15/2037	730	974
Amgen
6.400%, 02/01/2039	3,400	4,223
5.750%, 03/15/2040	500	581
5.650%, 06/15/2042	2,490	2,904
5.375%, 05/15/2043	100	113
5.150%, 11/15/2041	5,490	5,993
4.950%, 10/01/2041	825	874
3.875%, 11/15/2021	1,225	1,325
Aristotle Holding
6.125%, 11/15/2041 (A)	1,315	1,713
3.900%, 02/15/2022 (A)	1,060	1,152
AstraZeneca
6.450%, 09/15/2037	3,892	5,479

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Becton Dickinson
3.125%, 11/08/2021	$625	$671
Celgene
5.700%, 10/15/2040	4,547	5,200
Coventry Health Care
5.450%, 06/15/2021	500	587
GlaxoSmithKline Capital
6.375%, 05/15/2038	4,285	6,168
Highmark
6.125%, 05/15/2041 (A)	3,205	3,412
Johnson & Johnson
5.950%, 08/15/2037	795	1,145
5.850%, 07/15/2038	1,605	2,300
Kaiser Foundation Hospitals
4.875%, 04/01/2042	5,250	6,055
Mead Johnson Nutrition
5.900%, 11/01/2039	1,370	1,712
Memorial Sloan-Kettering Cancer Center
5.000%, 07/01/2042	1,845	2,154
Merck MTN
6.550%, 09/15/2037	815	1,232
6.500%, 12/01/2033	395	578
5.850%, 06/30/2039	5,005	7,076
5.760%, 05/03/2037	2,236	3,013
Pfizer
7.200%, 03/15/2039	3,690	5,846
Roche Holdings
7.000%, 03/01/2039 (A)	7,570	11,598
Thermo Fisher Scientific
3.150%, 01/15/2023	3,020	3,100
UnitedHealth Group
6.625%, 11/15/2037	1,855	2,540
6.500%, 06/15/2037	520	692
WellPoint
5.950%, 12/15/2034	460	548
Wyeth
6.000%, 02/15/2036	2,985	4,080
5.950%, 04/01/2037	936	1,288

		97,938

Industrials — 4.0%
American Airlines, Pass-Through Trust, Ser 2011-2, Cl A
8.625%, 10/15/2021	14	14
BAA Funding
4.875%, 07/15/2021 (A)	3,070	3,266
BAE Systems
5.800%, 10/11/2041 (A)	4,995	5,891
Boeing
6.875%, 03/15/2039	531	828
6.625%, 02/15/2038	720	1,085
5.875%, 02/15/2040	3,385	4,813
Burlington Northern Santa Fe
6.200%, 08/15/2036	5,600	7,243
6.150%, 05/01/2037	1,070	1,385
5.750%, 05/01/2040	485	601
5.650%, 05/01/2017	2,830	3,372
4.400%, 03/15/2042	4,430	4,657
4.375%, 09/01/2042	4,230	4,453
3.450%, 09/15/2021	10	11
Caterpillar
5.200%, 05/27/2041	4,945	6,389
Continental Airlines
5.983%, 04/19/2022	5,389	5,901

5	SEI Institutional Investments Trust / Quarterly Report / August 31, 2012

Schedule of Investments (Unaudited)

Long Duration Fund

August 31, 2012

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Continental Airlines, Pass-Through Trust, Ser 2009-1
9.000%, 07/08/2016	$5,595	$6,448
Continental Airlines, Pass-Through Trust, Ser 2012-1, Cl A
4.150%, 04/11/2024	2,550	2,563
CSX
6.150%, 05/01/2037	730	945
4.750%, 05/30/2042	5,980	6,620
DaimlerChrysler
8.500%, 01/18/2031	1,200	1,884
Deere
3.900%, 06/09/2042	2,390	2,520
Delta Air Lines, Pass-Through Trust, Ser 2011-1, Cl A
5.300%, 04/15/2019	8	9
Dover
5.375%, 03/01/2041	1,325	1,729
FedEx
3.875%, 08/01/2042	4,667	4,690
Ford Motor
7.400%, 11/01/2046	6,445	7,637
Lockheed Martin
5.720%, 06/01/2040	2,432	3,097
5.500%, 11/15/2039	4,415	5,351
Norfolk Southern
6.000%, 03/15/2105	3,503	4,326
6.000%, 05/23/2111	9,295	11,439
5.900%, 06/15/2019	2,715	3,332
5.590%, 05/17/2025	68	85
2.903%, 02/15/2023 (A)	316	322
Northwest Airlines, Ser 1A-1
7.041%, 04/01/2022	272	302
Republic Services
5.700%, 05/15/2041	4,065	4,908
3.550%, 06/01/2022	740	778
Union Pacific
6.625%, 02/01/2029	1,391	1,901
5.780%, 07/15/2040	3,314	4,255
United Technologies
5.700%, 04/15/2040	8,765	11,566
4.500%, 06/01/2042	6,425	7,300
3.100%, 06/01/2022	1,985	2,112
US Airways, Pass-Through Trust, Ser 2011-1, Cl A
7.125%, 10/22/2023	1,968	2,125
Waste Management
6.125%, 11/30/2039	2,220	2,834
4.600%, 03/01/2021	2,662	3,084

		154,071

Information Technology — 1.4%
Applied Materials
5.850%, 06/15/2041	3,184	4,077
Cisco Systems
5.900%, 02/15/2039	1,350	1,799
5.500%, 01/15/2040	2,380	3,076
eBay
4.000%, 07/15/2042	1,805	1,784
Fiserv
4.750%, 06/15/2021	2,090	2,284
Intel
4.800%, 10/01/2041	6,170	7,351

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

International Business Machines
5.875%, 11/29/2032	$510	$707
5.600%, 11/30/2039	376	509
4.000%, 06/20/2042	7,472	8,252
Juniper Networks
5.950%, 03/15/2041	4,430	5,010
Microsoft
5.300%, 02/08/2041	1,125	1,503
4.500%, 10/01/2040	335	402
Oracle
6.500%, 04/15/2038	4,700	6,700
6.125%, 07/08/2039	2,820	3,877
5.375%, 07/15/2040	4,425	5,673

		53,004

Materials — 1.4%
Alcoa
5.950%, 02/01/2037	1,700	1,696
ArcelorMittal
7.000%, 10/15/2039	8,355	7,520
7.000%, 03/01/2041	350	302
6.250%, 02/25/2022	400	389
Barrick North America Finance
5.700%, 05/30/2041	235	270
BHP Billiton Finance USA
2.875%, 02/24/2022	4,500	4,606
Dow Chemical
7.375%, 11/01/2029	1,801	2,442
Newcrest Finance
5.750%, 11/15/2041 (A)	3,000	3,145
Newmont Mining
4.875%, 03/15/2042	9,686	9,927
Rio Tinto Finance USA
4.125%, 08/21/2042	2,600	2,551
3.500%, 03/22/2022	3,360	3,517
Rohm & Haas
7.850%, 07/15/2029	755	1,025
Southern Copper
7.500%, 07/27/2035	2,824	3,504
Teck Resources
6.250%, 07/15/2041	725	801
6.000%, 08/15/2040	180	189
5.400%, 02/01/2043	3,515	3,404
5.200%, 03/01/2042	1,895	1,819
Vale Overseas
6.875%, 11/21/2036	2,545	2,992
6.875%, 11/10/2039	780	924
Xstrata Canada Financial
6.000%, 11/15/2041 (A)	3,175	3,362

		54,385

Telecommunication Services — 3.5%
Alltel
7.875%, 07/01/2032	1,145	1,819
6.800%, 05/01/2029	480	662
America Movil
4.375%, 07/16/2042	2,950	3,039
3.125%, 07/16/2022	2,225	2,281

6	SEI Institutional Investments Trust / Quarterly Report / August 31, 2012

Schedule of Investments (Unaudited)

Long Duration Fund

August 31, 2012

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

AT&T
8.000%, 11/15/2031	$1,113	$1,722
6.550%, 02/15/2039	3,175	4,262
6.500%, 09/01/2037	5,555	7,377
6.400%, 05/15/2038	1,730	2,286
6.300%, 01/15/2038	2,410	3,142
5.550%, 08/15/2041	11,465	14,251
5.350%, 09/01/2040	12,674	15,209
Bellsouth Capital Funding
7.120%, 07/15/2097	4,390	5,603
BellSouth Telecommunications
7.000%, 12/01/2095	3,759	4,716
British Telecommunications
9.625%, 12/15/2030 (C)	2,070	3,322
CenturyLink
7.650%, 03/15/2042	4,035	4,207
7.600%, 09/15/2039	1,790	1,849
5.800%, 03/15/2022	350	375
Corning
5.750%, 08/15/2040	555	680
Deutsche Telekom International Finance
9.250%, 06/01/2032	725	1,131
8.750%, 06/15/2030	2,590	3,817
4.875%, 03/06/2042 (A)	5,100	5,439
France Telecom
5.375%, 01/13/2042	2,905	3,371
GTE
6.940%, 04/15/2028	1,320	1,746
Motorola Solutions
7.500%, 05/15/2025	760	950
New Cingular Wireless Services
8.750%, 03/01/2031	615	981
Telecom Italia Capital
7.721%, 06/04/2038	4,690	4,373
7.200%, 07/18/2036	1,035	931
6.000%, 09/30/2034	3,375	2,767
Verizon Communications
8.950%, 03/01/2039	300	523
7.350%, 04/01/2039	2,890	4,304
6.400%, 02/15/2038	6,718	9,051
6.250%, 04/01/2037	760	1,008
6.000%, 04/01/2041	2,120	2,800
4.750%, 11/01/2041	9,210	10,484
4.600%, 04/01/2021	1,780	2,107
Verizon Global Funding
7.750%, 12/01/2030	650	962

		133,547

Utilities — 6.2%
AGL Capital
5.875%, 03/15/2041	3,318	4,428
Arizona Public Services
8.000%, 12/30/2015	102	106
Baltimore Gas & Electric
5.200%, 06/15/2033	2,735	2,879
Black Hills Power
6.125%, 11/01/2039	1,160	1,527
Boston Gas
4.487%, 02/15/2042 (A)	2,147	2,421
Bruce Mansfield Unit
6.850%, 06/01/2034	1,702	1,822
Consolidated Edison of New York
6.750%, 04/01/2038	1,725	2,603
6.300%, 08/15/2037	1,440	2,071

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Coso Geothermal Power Holdings
7.000%, 07/15/2026 (A)	$2,670	$1,490
Dominion Resources
5.250%, 08/01/2033	6,405	7,565
4.900%, 08/01/2041	6,923	8,201
Duke Energy
3.050%, 08/15/2022	2,205	2,212
Duke Energy Carolinas
6.100%, 06/01/2037	3,090	4,099
5.300%, 02/15/2040	6,885	8,544
Duke Energy Indiana
6.350%, 08/15/2038	1,390	1,946
Duquesne Light Holdings
6.250%, 08/15/2035	3,125	3,118
5.900%, 12/01/2021 (A)	750	846
Elm Road Generating Station Supercritical
5.848%, 01/19/2041 (A)	2,007	2,457
Enel Finance International
6.000%, 10/07/2039 (A)	1,630	1,350
Entergy Louisiana
6.300%, 09/01/2035	300	300
Entergy Texas
7.125%, 02/01/2019	1,435	1,762
Exelon Generation
6.250%, 10/01/2039	200	231
5.750%, 10/01/2041	7,991	8,882
5.600%, 06/15/2042 (A)	8,645	9,349
FirstEnergy, Ser C
7.375%, 11/15/2031	5,705	7,519
Florida Power
6.350%, 09/15/2037	1,900	2,633
Florida Power & Light
5.960%, 04/01/2039	2,925	4,089
5.400%, 09/01/2035	3,200	4,115
4.050%, 06/01/2042	1,000	1,108
Georgia Power
5.950%, 02/01/2039	3,850	5,131
5.400%, 06/01/2040	4,610	5,824
4.300%, 03/15/2042	1,855	2,003
Iberdrola Finance Ireland
5.000%, 09/11/2019 (A)	2,200	2,156
Indianapolis Power & Light
6.050%, 10/01/2036 (A)	1,291	1,613
4.875%, 11/01/2041 (A)	2,130	2,383
John Sevier Combined Cycle Generation
4.626%, 01/15/2042	93	108
Kansas City Power & Light
5.300%, 10/01/2041	150	173
KCP&L Greater Missouri Operations
8.270%, 11/15/2021	2,600	3,261
Kentucky Utilities
5.125%, 11/01/2040	1,965	2,506
KeySpan Gas East
5.819%, 04/01/2041 (A)	5,985	7,994
Metropolitan Edison
7.700%, 01/15/2019	350	442
MidAmerican Energy MTN
6.750%, 12/30/2031	405	559
5.800%, 10/15/2036	820	1,083
MidAmerican Energy Holdings
6.500%, 09/15/2037	5,640	7,694
6.125%, 04/01/2036	1,555	2,020

7	SEI Institutional Investments Trust / Quarterly Report / August 31, 2012

Schedule of Investments (Unaudited)

Long Duration Fund

August 31, 2012

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Midamerican Funding
6.927%, 03/01/2029	$170	$229
Nevada Power
5.450%, 05/15/2041	550	694
NextEra Energy Capital Holdings
6.000%, 03/01/2019	2,470	2,934
4.500%, 06/01/2021	4,005	4,469
Nisource Finance
5.950%, 06/15/2041	1,545	1,849
5.250%, 02/15/2043	4,370	4,831
Northern States Power
3.400%, 08/15/2042	1,015	1,002
Oncor Electric Delivery
7.500%, 09/01/2038	600	783
5.300%, 06/01/2042	3,000	3,252
5.300%, 06/01/2042 (A)	4,445	4,819
5.250%, 09/30/2040	2,165	2,343
4.100%, 06/01/2022	2,310	2,411
Pacific Gas & Electric
6.350%, 02/15/2038	1,000	1,397
6.250%, 03/01/2039	2,570	3,526
6.050%, 03/01/2034	3,345	4,422
5.800%, 03/01/2037	2,226	2,895
4.500%, 12/15/2041	1,660	1,859
PacifiCorp
6.000%, 01/15/2039	1,100	1,520
Pennsylvania Electric
6.150%, 10/01/2038	6,420	7,847
Progress Energy
7.050%, 03/15/2019	2,780	3,544
Public Service of Colorado
6.500%, 08/01/2038	725	1,075
6.250%, 09/01/2037	1,580	2,281
4.750%, 08/15/2041	2,400	2,945
San Diego Gas & Electric
5.350%, 05/15/2040	1,350	1,800
Sempra Energy
6.000%, 10/15/2039	2,420	3,208
South Carolina Electric & Gas
6.050%, 01/15/2038	400	536
Southern California Edison
6.050%, 03/15/2039	4,355	6,106
Southern Natural Gas
8.000%, 03/01/2032	655	911
Southern Union
8.250%, 11/15/2029	1,825	2,292
Southwestern Electric Power
6.200%, 03/15/2040	5,095	6,563
Texas-New Mexico Power
9.500%, 04/01/2019 (A)	2,082	2,852
Union Electric
8.450%, 03/15/2039	2,405	4,135
Xcel Energy
4.800%, 09/15/2041	1	1

		235,954

Total Corporate Obligations (Cost $1,739,564) ($ Thousands)		2,019,013

MUNICIPAL BONDS — 5.8%
Bay Area, Toll Authority, Build America Project, RB
6.263%, 04/01/2049	5,690	8,106
City of Gainesville, Build America Project, RB
6.024%, 10/01/2040	3,650	4,682

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

City of Houston, Utility System Revenue, Ser A, RB
5.250%, 11/15/2033	$320	$370
City of New York, Build America Project, GO
6.646%, 12/01/2031	2,200	2,680
5.817%, 10/01/2031	2,950	3,375
City of Sacramento, RB
6.156%, 05/15/2036	100	127
Commonwealth of Massachusetts, Build America Project, RB
5.731%, 06/01/2040	630	841
Dallas Area, Rapid Transit, Ser Senior Lien, RB, AMBAC
5.250%, 12/01/2030	2,350	3,104
Dallas, Convention Center Hotel Development, RB
7.088%, 01/01/2042	600	738
Dallas, Independent School District, Build America Project, GO
6.450%, 02/15/2035	3,415	4,241
Florida State, Department of Transportation, RB
6.800%, 07/01/2039	580	676
Indianapolis, Local Public Improvement Bond Bank, Build America Project, RB
6.116%, 01/15/2040	4,860	6,477
Las Vegas, Valley Water District, GO
7.013%, 06/01/2039	390	527
Los Angeles, California Community College District, Build America Project, GO
6.750%, 08/01/2049	390	552
Los Angeles, Department of Water & Power, Build America Project, RB
6.574%, 07/01/2045	3,750	5,503
6.008%, 07/01/2039	5,000	6,471
Los Angeles, Unified School District, Build America Project, GO
6.758%, 07/01/2034	3,080	4,132
Maryland State, Transportation Authority, RB
5.888%, 07/01/2043	320	433
Massachusetts Bay, Transportation Authority, Ser A, RB
5.000%, 07/01/2031	2,595	3,355
Metropolitan Transportation Authority, RB
6.814%, 11/15/2040	710	963
Michigan State University, RB
6.173%, 02/15/2050	1,300	1,611
Missouri, Joint Municipal Electric Utility Commission, RB
6.890%, 01/01/2042	600	776
New Hampshire, State Turnpike System, Build America Project, RB
6.009%, 11/01/2039	2,005	2,545

8	SEI Institutional Investments Trust / Quarterly Report / August 31, 2012

Schedule of Investments (Unaudited)

Long Duration Fund

August 31, 2012

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

New Jersey, State Turnpike Authority, Build America Project, RB
7.102%, 01/01/2041	$5,685	$8,353
New York City, Municipal Water Finance Authority, Build America Project, RB
6.491%, 06/15/2042	6,630	7,868
5.724%, 06/15/2042	2,570	3,464
5.440%, 06/15/2043	3,260	4,236
New York City, Municipal Water Finance Authority, RB
5.375%, 06/15/2043	600	701
New York City, Municipal Water Finance Authority, Ser GG, RB
5.000%, 06/15/2043	710	801
New York City, Transitional Finance Authority, Build America Project, RB
5.572%, 11/01/2038	2,195	2,760
New York City, Transitional Finance Authority, Future Tax Secured Revenue, RB
5.508%, 08/01/2037	580	738
New York, State Dormitory Authority, Build America Project, RB
5.500%, 03/15/2030	3,295	4,011
North Texas, Tollway Authority, Build America Project, RB
6.718%, 01/01/2049	7,207	9,981
Ohio State University, Build America Project, RB
4.910%, 06/01/2040	2,785	3,374
Ohio State University, Build America Project, Ser A, RB
4.800%, 06/01/2111	2,583	2,978
Port Authority of New York & New Jersey, Build America Project, RB
5.647%, 11/01/2040	3,675	4,675
4.926%, 10/01/2051	725	849
San Diego County, Water Authority, Build America Project, RB
6.138%, 05/01/2049	6,060	8,319
Santa Clara Valley, Transportation Authority, Build America Project, RB
5.876%, 04/01/2032	2,580	3,202
State of California, Build America Project, GO
7.625%, 03/01/2040	4,200	5,649
7.600%, 11/01/2040	3,760	5,096
7.550%, 04/01/2039	12,315	16,488
7.300%, 10/01/2039	6,280	8,105
State of California, GO
7.500%, 04/01/2034	2,705	3,524
State of Illinois, Build America Project, GO
7.350%, 07/01/2035	745	885
6.630%, 02/01/2035	3,475	3,864
5.100%, 06/01/2033	16,475	15,930
State of Illinois, GO
6.725%, 04/01/2035	380	427

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

State of New York, Build America Project, RB
5.770%, 03/15/2039	$5,445	$6,773
State of Texas, Build America Project, GO
5.517%, 04/01/2039	450	601
State of Texas, Transportation Communication Authority, Build America Project, Ser B, RB
5.178%, 04/01/2030	5,105	6,320
State of Virginia, Build America Project, RB
5.000%, 09/01/2040	5,355	6,698
State of Washington, Build America Project, Ser D, GO
5.481%, 08/01/2039	1,640	2,126
Triborough Bridge & Tunnel Authority, Build America Project, RB
5.450%, 11/15/2032	3,300	3,935
University of California, Build America Project, Ser AD, RB
4.858%, 05/15/2112	6,785	7,048

Total Municipal Bonds (Cost $184,718) ($ Thousands)		222,064

U.S. GOVERNMENT AGENCY OBLIGATIONS — 4.9%
FFCB
5.750%, 05/11/2026	6,525	8,756
FHLB
5.625%, 06/11/2021	960	1,262
0.600%, 08/06/2015	6,290	6,290
0.450%, 07/30/2014	5,265	5,268
0.120%, 09/19/2012 (D)	10,620	10,620
0.031%, 09/05/2012 (D)	36,175	36,175
FHLMC
6.750%, 03/15/2031	1,080	1,705
FICO STRIPS
4.936%, 03/26/2019 (D)	12,000	10,822
1.994%, 04/05/2019	1,500	1,356
FICO STRIPS, PO
1.702%, 09/26/2019 (D)	130	116
1.351%, 08/03/2018	20,000	18,404
0.000%, 12/27/2018 to 09/26/2019 (D)	16,445	14,750

9	SEI Institutional Investments Trust / Quarterly Report / August 31, 2012

Schedule of Investments (Unaudited)

Long Duration Fund

August 31, 2012

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Residual Funding STRIPS
3.303%, 04/15/2030 (D)	$14,210	$8,770
1.723%, 07/15/2020	1,706	1,509
Tennessee Valley Authority
7.125%, 05/01/2030	11,165	17,642
5.880%, 04/01/2036	13,625	19,388
5.500%, 06/15/2038	305	417
5.375%, 04/01/2056	1,500	2,106
5.250%, 09/15/2039	6,530	8,673
4.875%, 01/15/2048	635	816
4.625%, 09/15/2060	7,645	9,539
Tennessee Valley Authority STRIPS, PO
4.544%, 01/15/2038 (D)	3,700	1,555

Total U.S. Government Agency Obligations (Cost $171,351) ($ Thousands)		185,939

MORTGAGE-BACKED SECURITIES — 1.7%

Agency Mortgage-Backed Obligations — 1.2%
FHLMC
3.366%, 12/17/2029 (D)	8,300	4,582
FHLMC CMO, Ser 2004-2748, Cl ZT
5.500%, 02/15/2024	601	689
FHLMC CMO, Ser 2010-3756, Cl PZ
4.000%, 11/15/2040	5,362	5,748
FHLMC CMO, Ser 2733, Cl ME
5.000%, 01/15/2034	366	413
FHLMC Multifamily Structured Pass-Through Certificates CMO, Ser 2012-K019, Cl A2
2.272%, 03/25/2022	6,000	6,077
FNMA
3.841%, 09/01/2020	3,894	4,409
3.762%, 12/01/2020	3,947	4,448
3.665%, 10/01/2020	3,957	4,438
3.583%, 09/01/2020	2,033	2,268
FNMA CMO, Ser 2004-12, Cl ZX
6.000%, 03/25/2034	798	1,017
FNMA CMO, Ser 2004-80, Cl XZ
5.000%, 11/25/2034	457	516
FNMA CMO, Ser 2007-68, IO
6.464%, 07/25/2037 (B)	239	36
GNMA
2.307%, 11/16/2051	3,500	3,444
GNMA ARM
1.750%, 06/20/2032 (B)	144	150
GNMA CMO
6.062%, 02/16/2039	381	54
5.000%, 11/16/2034	210	234
GNMA CMO, Ser 2010-4, Cl NS, IO
6.152%, 01/16/2040 (B)	402	63
GNMA CMO, Ser 2011-70, Cl BO
3.607%, 05/20/2041 (D)	10,425	7,690

		46,276

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Non-Agency Mortgage-Backed Obligations — 0.5%
Bayview Commercial Asset Trust, Ser 2004-2, Cl A
0.665%, 08/25/2034 (A)(B)	$2,267	$1,961
Bayview Commercial Asset Trust, Ser 2007-3, Cl A1
0.475%, 07/25/2037 (A)(B)	1,796	1,251
Countrywide Alternative Loan Trust, Ser 2005-16, Cl A5
0.515%, 06/25/2035 (B)(C)	363	117
Countrywide Alternative Loan Trust, Ser 2005-27, Cl 3A2
1.247%, 08/25/2035 (B)	26	14
Countrywide Home Loans, Ser 2005-2, Cl 1A1
0.556%, 03/25/2035 (B)	178	104
Credit Suisse Mortgage Capital Certificates, Ser 2006-6, Cl 2A1
0.835%, 07/25/2036 (B)	117	59
DSLA Mortgage Loan Trust, Ser 2005-AR2, Cl 2A1A
0.447%, 03/19/2045 (B)(C)	255	187
GS Mortgage Securities II, Ser 2011-GC5, Cl A4
3.707%, 08/10/2044	4,540	4,940
Harborview Mortgage Loan Trust, Ser 2004-8, Cl 2A4A
0.637%, 11/19/2034 (B)	316	224
Harborview Mortgage Loan Trust, Ser 2005-11, Cl 2A1A
0.547%, 08/19/2045 (B)(C)	454	333
Indymac Index Mortgage Loan Trust, Ser 2004-AR5, Cl 2A1B
1.036%, 08/25/2034 (B)	89	63
Indymac Index Mortgage Loan Trust, Ser 2004-AR6, Cl 6A1
3.062%, 10/25/2034 (B)	151	147
Indymac Index Mortgage Loan Trust, Ser 2004-AR7, Cl A2
1.096%, 09/25/2034 (B)	37	26
Indymac Index Mortgage Loan Trust, Ser 2004-AR12, Cl A1
1.015%, 12/25/2034 (B)	162	111
Indymac Index Mortgage Loan Trust, Ser 2005-AR18, Cl 2A1A
0.546%, 10/25/2036 (B)	19	12
Indymac Index Mortgage Loan Trust, Ser 2007-AR5, Cl 1A1
6.346%, 05/25/2037 (B)	105	47
JPMorgan Mortgage Trust, Ser 2005-A3, Cl 3A3
2.569%, 06/25/2035 (B)	129	130
Master Seasoned Securities Trust, Ser 2004-2, Cl A2
6.500%, 08/25/2032	96	101

10	SEI Institutional Investments Trust / Quarterly Report / August 31, 2012

Schedule of Investments (Unaudited)

Long Duration Fund

August 31, 2012

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Morgan Stanley Capital I, Ser 2011-C3, Cl A4
4.118%, 07/15/2049	$4,410	$4,954
RAMP Trust, Ser 2004-SL1, Cl A7
7.000%, 11/25/2031	54	55
Residential Asset Mortgage Products, Ser 2004-SL3, Cl A2
6.500%, 12/25/2031	83	85
Residential Asset Securitization Trust, Ser 2004-IP2, Cl 2A1
2.710%, 12/25/2034 (B)	107	107
WaMu Alternative Mortgage Pass-Through Certificates, Ser 2007-OA3, Cl 4A1
0.917%, 04/25/2047 (B)	201	126
WaMu Mortgage Pass-Through Certificates, Ser 2005-AR2, Cl 2A21
0.565%, 01/25/2045 (B)	230	204
Wells Fargo Mortgage-Backed Securities Trust, Ser 2006- AR8, Cl 1A3
2.636%, 04/25/2036 (B)	297	293
WF-RBS Commercial Mortgage Trust, Ser 2011-C5, Cl A4
3.667%, 11/15/2044	3,590	3,898

		19,549

Total Mortgage-Backed Securities (Cost $59,956) ($ Thousands)		65,825

ASSET-BACKED SECURITIES — 0.4%

Mortgage Related Securities — 0.0%
Asset-Backed Funding Certificates, Ser 2006-OPT2
0.456%, 10/25/2036 (B)	300	114
Bear Stearns Asset-Backed Securities Trust, Ser 2006- HE1, Cl 1A2
0.456%, 12/25/2035 (B)	32	31
Citicorp Residential Mortgage Securities, Ser 2007-1, Cl A5
6.046%, 03/25/2037	180	138
Citigroup Mortgage Loan Trust, Ser 2006-AMC1, Cl A2B
0.395%, 09/25/2036 (B)	3,991	1,778
Credit Suisse First Boston Mortgage Securities, Ser 2001-MH29, Cl A
5.600%, 09/25/2031	33	34
Home Equity Asset Trust, Ser 2007-2, Cl 2A1
0.345%, 07/25/2037 (B)	13	13
Oakwood Mortgage Investors, Ser 1998-B, Cl A4
6.350%, 03/15/2017	29	29

		2,137

Other Asset-Backed Securities — 0.4%
Conseco Financial, Ser 1998-2, Cl A5
6.240%, 12/01/2028 (B)	110	114
Cronos Containers Program, Ser 2012-1A, Cl A
4.210%, 05/18/2027 (A)	2,316	2,333

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

TAL Advantage, Ser 2010-2A, Cl A
4.300%, 10/20/2025 (A)	$1,919	$1,939
TAL Advantage, Ser 2011-1A, Cl A
4.600%, 01/20/2026 (A)	463	490
Textainer Marine Containers, Ser 2011-1A, Cl A
4.700%, 06/15/2026 (A)	2,915	3,046
Trip Rail Master Funding, Ser 2011-1A, Cl A1A
4.370%, 07/15/2041(A)	2,350	2,410
Triton Container Finance, Ser 2007-1A, Cl NOTE
0.380%, 02/26/2019 (A)(B)	1,094	1,071
Triton Container Finance, Ser 2012-1A, Cl A
4.210%, 05/14/2027 (A)	3,120	3,220

		14,623

Total Asset-Backed Securities (Cost $16,738) ($ Thousands)		16,760

SOVEREIGN DEBT — 0.4%
Banco Nacional de Desenvolvimento Economico e Social
5.500%, 07/12/2020 (A)	1,300	1,524
International Bank for Reconstruction & Development MTN
3.395%, 10/31/2030 (D)	5,850	3,184
Israel Government AID Bond
5.500%, 09/18/2033	1,400	1,912
Province of Quebec Canada MTN
6.350%, 01/30/2026	2,880	3,931
United Mexican States MTN
6.050%, 01/11/2040	390	519
5.950%, 03/19/2019	1,300	1,605
5.750%, 10/12/2110	554	669

Total Sovereign Debt (Cost $12,501) ($ Thousands)		13,344

U.S. TREASURY OBLIGATIONS — 31.7%
U.S. Treasury Bills (D)(E)
0.089%, 09/13/2012	2,450	2,450
U.S. Treasury Bonds
6.250%, 05/15/2030	7,880	12,561
6.125%, 08/15/2029	2,390	3,729
5.500%, 08/15/2028	2,580	3,752
5.375%, 02/15/2031	101,479	149,491
5.250%, 11/15/2028	2,650	3,770
5.250%, 02/15/2029	8,140	11,605
3.875%, 08/15/2040	29,835	37,438
3.750%, 08/15/2041	4,430	5,443
3.125%, 11/15/2041	374,550	410,484
3.125%, 02/15/2042	267,833	293,235
3.000%, 05/15/2042	129,480	138,281
2.750%, 08/15/2042	46,315	46,937
2.125%, 08/15/2021	16,636	17,677
U.S. Treasury Inflation-Protected Securities
2.125%, 02/15/2041	8,797	12,978
0.625%, 04/15/2013	4,533	4,575

11	SEI Institutional Investments Trust / Quarterly Report / August 31, 2012

Schedule of Investments (Unaudited)

Long Duration Fund

August 31, 2012

Description	Face Amount ($ Thousands)/Shares	Market Value ($ Thousands)

U.S. Treasury Notes
1.625%, 08/15/2022	$40,165	$40,397
U.S. Treasury STRIPS
1.642%, 11/15/2021 (D)	16,256	14,181

Total U.S. Treasury Obligations (Cost $1,108,510) ($ Thousands)		1,208,984

CASH EQUIVALENT — 1.0%
SEI Daily Income Trust, Prime Obligation Fund, Cl A 0.060% †*	36,986,315	36,986

Total Cash Equivalent (Cost $36,986) ($ Thousands)		36,986

COMMERCIAL PAPER — 0.2%
RBS Holdings USA
0.370%, 09/17/2012 (A)(D)	8,535	8,534

Total Commercial Paper (Cost $8,534) ($ Thousands)		8,534

Total Investments — 99.0% (Cost $3,338,858) ($ Thousands) ††		$3,777,449

A list of the open futures contracts held by the Fund at August 31, 2012, is as follows:

Type of Contract	Number of Contracts Long/(Short)	Expiration Date	Unrealized Appreciation (Depreciation) ($ Thousands)
U.S. 2-Year Treasury Note	190	Jan-2013	$24
U.S. 5-Year Treasury Note	(1,726)	Jan-2013	(1,012)
U.S. 10-Year Treasury Note	(877)	Dec-2012	(839)
U.S. Long Treasury Bond	388	Dec-2012	486
U.S. Ultra Long Treasury Bond	(185)	Dec-2012	(423)
U.S. Ultra Long Treasury Bond	489	Dec-2012	1,390

			$(374)

For the period ended August 31, 2012, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

12	SEI Institutional Investments Trust / Quarterly Report / August 31, 2012

Schedule of Investments (Unaudited)

Long Duration Fund

August 31, 2012

A list of the open swap agreements held by the Fund at August 31, 2012, is as follows:

Credit Default Swap
Counterparty	Reference Entity/Obligation	Buy/Sell Protection	(Pays)/Receives Rate	Termination Date	Notional Amount ($ Thousands)	Unrealized Depreciation ($ Thousands)
JPMorgan Chase	Goldman Sachs Group	Buy	1.00	09/20/16	$5,000	$(51)

For the period ended August 31, 2012, the total amount of all open swap agreements, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

Percentages are based on a Net Assets of $3,816,693 ($ Thousands).

*	The rate reported is the 7-day effective yield as of August 31, 2012.

‡	Real Estate Investment Trust.

†	Investment in Affiliated Security.

(A)	Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors.” These securities have been determined to be liquid under guidelines established by the Board of Trustees.

(B)	Variable Rate Security - The rate reported on the Schedule of Investments is the rate in effect as of August 31, 2012. The date reported on the Schedule of Investments is the final maturity date.
(C)	Step Bonds - The rate reflected on the Schedule of Investments is the effective yield on August 31, 2012. The coupon on a step bond changes on a specified date.

(D)	The rate reported is the effective yield at time of purchase.

(E)	Security, or portion thereof, has been pledged as collateral on open futures contracts.

††	At August 31, 2012, the tax basis cost of the Fund’s investments was $3,338,858 ($ Thousands), and the unrealized appreciation and depreciation were $444,649 ($ Thousands) and $(6,058) ($ Thousands), respectively.

AID — Agency for International Development

AMBAC — American Municipal Bond Assurance Corporation

ARM — Adjustable Rate Mortgage

Cl — Class

CMO — Collateralized Mortgage Obligation

FFCB — Federal Farm Credit Bank

FHLB — Federal Home Loan Bank

FHLMC — Federal Home Loan Mortgage Corporation

FICO — Financing Corporation

FNMA — Federal National Mortgage Association

GNMA — Government National Mortgage Association

GO — General Obligation

IO — Interest Only

MTN — Medium Term Note

PO — Principal Only

RB — Revenue Bond

Ser — Series

STRIPS — Separately Traded Registered Interest and Principal Securities

The following is a list of the inputs used as of August 31, 2012, in valuing the Fund’s investments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Corporate Obligations	$—	$2,019,013	$—	$2,019,013
Municipal Bonds	—	222,064	—	222,064
U.S. Government Agency Obligations	—	185,939	—	185,939
Mortgage-Backed Securities	—	65,825	—	65,825
Asset-Backed Securities	—	16,760	—	16,760
Sovereign Debt	—	13,344	—	13,344
U.S. Treasury Obligations	—	1,208,984	—	1,208,984
Cash Equivalent	36,986	—	—	36,986
Commercial Paper	—	8,534	—	8,534

Total Investments in Securities	$36,986	$3,740,463	$—	$3,777,449

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts *	$(374)	$—	$—	$(374)
Credit Default Swap *	—	(51)	—	(51)

Total Other Financial Instruments	$(374)	$(51)	$—	$(425)

*	Futures contracts and swap are valued at the unrealized depreciation on the instrument.

For the period ended August 31, 2012, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended August 31, 2012, there were no transfers between Level 2 and Level 3 assets and liabilities.

Amounts designated as “—” are $O or have been rounded to $O.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

13	SEI Institutional Investments Trust / Quarterly Report / August 31, 2012

Schedule of Investments (Unaudited)

Long Duration Corporate Bond Fund

August 31, 2012

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS — 91.0%

Consumer Discretionary — 11.6%
CBS
4.850%, 07/01/2042	$2,740	$2,846
Comcast
6.950%, 08/15/2037	1,385	1,887
6.550%, 07/01/2039	1,660	2,207
6.450%, 03/15/2037	5,595	7,218
6.400%, 05/15/2038	6,400	8,361
Comcast Cable Communications Holdings
9.455%, 11/15/2022	2,000	2,987
COX Communications
8.375%, 03/01/2039 (A)	2,000	3,018
6.950%, 06/01/2038 (A)	1,700	2,216
5.450%, 12/15/2014	25	28
CVS Caremark
6.250%, 06/01/2027	1,700	2,213
6.125%, 09/15/2039	3,690	4,870
5.750%, 05/15/2041	2,250	2,852
CVS Pass-Through Trust
8.353%, 07/10/2031 (A)	3,586	4,787
DIRECTV Holdings
6.375%, 03/01/2041	1,865	2,199
6.350%, 03/15/2040	390	459
5.150%, 03/15/2042	5,550	5,663
Discovery Communications
4.950%, 05/15/2042	670	738
Grupo Televisa
6.625%, 01/15/2040	860	1,111
Historic TW
6.625%, 05/15/2029	2,070	2,583
Home Depot
5.950%, 04/01/2041	1,700	2,327
5.875%, 12/16/2036	1,900	2,530
Lowe’s
7.110%, 05/15/2037	1,402	1,953
5.125%, 11/15/2041	2,340	2,693
Macy’s Retail Holdings
7.450%, 07/15/2017	40	50
McDonald’s MTN
6.300%, 03/01/2038	2,500	3,643
4.875%, 07/15/2040	500	623
3.700%, 02/15/2042	570	597
NBC Universal Media
5.950%, 04/01/2041	5,080	6,385
News America
8.150%, 10/17/2036	1,181	1,613
7.430%, 10/01/2026	1,450	1,887
6.900%, 08/15/2039	1,500	1,947
6.750%, 01/09/2038	3,010	3,468
6.650%, 11/15/2037	6,220	7,970
6.400%, 12/15/2035	1,500	1,854
Target
7.000%, 01/15/2038	2,660	3,959
6.650%, 08/01/2028	250	326
4.000%, 07/01/2042	4,000	4,144
TCI Communications
7.875%, 02/15/2026	690	969

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Time Warner
7.700%, 05/01/2032	$2,970	$4,097
7.625%, 04/15/2031	2,100	2,851
6.250%, 03/29/2041	1,000	1,241
5.375%, 10/15/2041	11,250	12,844
4.900%, 06/15/2042	3,000	3,254
Time Warner Cable
8.250%, 02/14/2014	75	83
7.300%, 07/01/2038	1,100	1,501
5.875%, 11/15/2040	7,030	8,341
5.500%, 09/01/2041	5,125	5,800
4.500%, 09/15/2042	1,165	1,158
Time Warner Entertainment
8.375%, 07/15/2033	3,640	5,240
Viacom
6.875%, 04/30/2036	2,900	3,887
4.500%, 02/27/2042	1,100	1,147
Wal-Mart Stores
7.550%, 02/15/2030	1,010	1,553
5.625%, 04/01/2040	4,500	6,078
5.625%, 04/15/2041	7,140	9,651
5.000%, 10/25/2040	10,635	13,261
Walt Disney
4.125%, 12/01/2041	100	114
Yum! Brands
6.875%, 11/15/2037	1,440	1,969

		191,251

Consumer Staples — 5.8%
Ahold Finance USA
6.875%, 05/01/2029	480	614
Altria Group
10.200%, 02/06/2039	1,500	2,614
9.950%, 11/10/2038	810	1,383
Anheuser-Busch
6.450%, 09/01/2037	2,300	3,246
Anheuser-Busch InBev Worldwide
8.200%, 01/15/2039	3,770	6,310
3.750%, 07/15/2042	3,845	3,938
Bestfoods
7.250%, 12/15/2026	170	251
Campbell Soup
3.800%, 08/02/2042	2,725	2,702
Diageo Capital
5.875%, 09/30/2036	485	641
Diageo Investment
4.250%, 05/11/2042	790	873
Dr. Pepper Snapple Group
7.450%, 05/01/2038	395	584
Energizer Holdings
4.700%, 05/19/2021	1,950	2,076
Estee Lauder
3.700%, 08/15/2042	2,500	2,470
General Mills
5.400%, 06/15/2040	505	633
HJ Heinz Finance
7.125%, 08/01/2039 (A)	2,775	3,895
Kellogg
3.125%, 05/17/2022	1,135	1,190
Kimberly-Clark
5.300%, 03/01/2041	555	732

1	SEI Institutional Investments Trust / Quarterly Report / August 31, 2012

Schedule of Investments (Unaudited)

Long Duration Corporate Bond Fund

August 31, 2012

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Kraft Foods
7.000%, 08/11/2037	$970	$1,352
6.875%, 02/01/2038	5,170	7,079
6.875%, 01/26/2039	1,570	2,177
6.500%, 02/09/2040	3,810	5,247
5.000%, 06/04/2042 (A)	4,230	4,812
Kroger
6.400%, 08/15/2017	40	48
5.000%, 04/15/2042	1,705	1,786
Lorillard Tobacco
7.000%, 08/04/2041	1,170	1,404
Mead Johnson Nutrition
5.900%, 11/01/2039	850	1,062
Molson Coors Brewing
5.000%, 05/01/2042	1,400	1,592
Pepsi Bottling Group
7.000%, 03/01/2029	350	500
PepsiCo
5.500%, 01/15/2040	1,610	2,090
4.875%, 11/01/2040	1,300	1,580
4.000%, 03/05/2042	5,045	5,394
3.000%, 08/25/2021	16	17
Pernod-Ricard
5.500%, 01/15/2042 (A)	1,750	1,975
Philip Morris International
4.500%, 03/20/2042	6,125	6,827
3.875%, 08/21/2042	1,115	1,131
President and Fellows of Harvard College
6.500%, 01/15/2039 (A)	40	61
5.625%, 10/01/2038	1,390	1,881
Procter & Gamble
8.000%, 09/01/2024	880	1,334
Ralcorp Holdings
6.625%, 08/15/2039	2,500	2,670
SABMiller
5.700%, 01/15/2014 (A)	15	16
SABMiller Holdings
4.950%, 01/15/2042 (A)	5,915	6,872
Unilever Capital
5.900%, 11/15/2032	920	1,317
University of Notre Dame
3.720%, 03/01/2043	2,000	2,026

		96,402

Energy — 12.9%
Anadarko Finance
7.500%, 05/01/2031	3,375	4,521
Anadarko Petroleum
6.450%, 09/15/2036	2,000	2,469
Apache
6.900%, 09/15/2018	10	13
5.100%, 09/01/2040	3,090	3,708
4.750%, 04/15/2043	1,865	2,138
BG Energy Capital
5.125%, 10/15/2041 (A)	5,540	6,642
Cameron International
5.950%, 06/01/2041	1,500	1,803
Canadian Natural Resources
6.750%, 02/01/2039	2,660	3,648
6.250%, 03/15/2038	1,500	1,954
Cenovus Energy
6.750%, 11/15/2039	4,945	6,635
4.450%, 09/15/2042	770	787

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

CenterPoint Energy Resources
6.625%, 11/01/2037	$1,925	$2,621
5.850%, 01/15/2041	245	308
4.500%, 01/15/2021	40	45
CNOOC Finance 2012
3.875%, 05/02/2022 (A)	2,500	2,684
Conoco Funding
7.250%, 10/15/2031	670	998
6.950%, 04/15/2029	1,300	1,841
ConocoPhillips
6.500%, 02/01/2039	9,540	13,754
5.900%, 05/15/2038	2,400	3,209
Devon Energy
7.950%, 04/15/2032	540	804
6.300%, 01/15/2019	50	62
5.600%, 07/15/2041	2,620	3,152
4.750%, 05/15/2042	1,940	2,095
Devon Energy Financing
7.875%, 09/30/2031	145	211
Diamond Offshore Drilling
5.700%, 10/15/2039	4,000	5,145
El Paso Natural Gas
7.500%, 11/15/2026	725	946
Encana
6.625%, 08/15/2037	705	848
5.150%, 11/15/2041	1,615	1,640
Eni
5.700%, 10/01/2040 (A)	2,120	2,161
Eni USA
7.300%, 11/15/2027	1,140	1,524
Enterprise Products Operating
6.650%, 10/15/2034	2,080	2,635
5.700%, 02/15/2042	6,280	7,235
4.450%, 02/15/2043	1,300	1,279
Gulf South Pipeline
4.000%, 06/15/2022 (A)	1,920	1,923
Halliburton
7.600%, 08/15/2096 (A)	620	981
Hess
7.875%, 10/01/2029	3,500	4,682
5.600%, 02/15/2041	1,860	2,113
Husky Energy
6.800%, 09/15/2037	1,655	2,129
Kinder Morgan Energy Partners MTN
6.950%, 01/15/2038	1,700	2,128
6.375%, 03/01/2041	4,200	5,060
3.950%, 09/01/2022	975	1,035
Marathon Oil
6.600%, 10/01/2037	2,365	3,132
Marathon Petroleum
6.500%, 03/01/2041	4,880	5,954
Motiva Enterprises
6.850%, 01/15/2040 (A)	6,005	7,905
Nexen
7.500%, 07/30/2039	2,040	2,856
6.400%, 05/15/2037	1,060	1,322
Noble Energy
4.150%, 12/15/2021	855	924
Noble Holding International
3.950%, 03/15/2022	11	11
ONEOK Partners
6.850%, 10/15/2037	135	165

2	SEI Institutional Investments Trust / Quarterly Report / August 31, 2012

Schedule of Investments (Unaudited)

Long Duration Corporate Bond Fund

August 31, 2012

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Panhandle Eastern Pipeline
8.125%, 06/01/2019	$1,000	$1,204
Petrobras International Finance
6.750%, 01/27/2041	770	957
Petro-Canada
7.875%, 06/15/2026	20	28
6.800%, 05/15/2038	1,745	2,363
Phillips 66
5.875%, 05/01/2042 (A)	7,540	8,898
Plains All American Pipeline
5.150%, 06/01/2042	2,000	2,260
Reliance Holdings USA
5.400%, 02/14/2022 (A)	1,500	1,570
Schlumberger Investment
3.300%, 09/14/2021 (A)	850	916
Shell International Finance
6.375%, 12/15/2038	3,000	4,392
5.500%, 03/25/2040	2,500	3,333
3.625%, 08/21/2042	2,000	2,062
3.100%, 06/28/2015	100	107
Sinopec Group Overseas Development 2012
3.900%, 05/17/2022 (A)	1,750	1,880
Southern Natural Gas
8.000%, 03/01/2032	400	557
7.350%, 02/15/2031	1,060	1,363
Spectra Energy Capital
7.500%, 09/15/2038	1,000	1,345
6.750%, 02/15/2032	1,000	1,216
Statoil
6.500%, 12/01/2028 (A)	830	1,143
5.250%, 04/15/2019	50	60
3.150%, 01/23/2022	1,005	1,080
Suncor Energy
6.850%, 06/01/2039	1,180	1,612
6.500%, 06/15/2038	2,340	3,094
Talisman Energy
6.250%, 02/01/2038	2,310	2,728
5.500%, 05/15/2042	2,500	2,747
Tennessee Gas Pipeline
8.375%, 06/15/2032	3,000	4,206
7.000%, 10/15/2028	3,590	4,749
Texas Eastern Transmission
7.000%, 07/15/2032	1,000	1,339
Total Capital
2.300%, 03/15/2016	75	79
TransCanada Pipelines
7.625%, 01/15/2039	1,000	1,568
7.250%, 08/15/2038	1,430	2,134
6.100%, 06/01/2040	2,180	3,018
Transcontinental Gas Pipeline
7.250%, 12/01/2026	880	1,181
5.400%, 08/15/2041	1,370	1,619
4.450%, 08/01/2042 (A)	1,750	1,819
Valero Energy
10.500%, 03/15/2039	1,160	1,797
6.625%, 06/15/2037	2,000	2,414
6.125%, 02/01/2020	1,574	1,885
Weatherford International
5.950%, 04/15/2042	2,650	2,768
Williams
7.750%, 06/15/2031	2,568	3,268
7.500%, 01/15/2031	60	75

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Williams Partners
4.000%, 11/15/2021	$375	$401

		213,070

Financials — 26.9%
ABB Treasury Center USA
4.000%, 06/15/2021 (A)	1,840	2,029
ACE INA Holdings
6.700%, 05/15/2036	2,000	2,882
Aflac
6.900%, 12/17/2039	4,000	5,170
AIG SunAmerica Global Financing X
6.900%, 03/15/2032 (A)	2,225	2,857
Alexandria Real Estate Equities ‡
4.600%, 04/01/2022	2,150	2,265
Allstate
5.200%, 01/15/2042	4,960	5,995
Alta Wind Holdings
7.000%, 06/30/2035 (A)	2,000	2,226
American Express
8.150%, 03/19/2038	3,580	5,784
7.250%, 05/20/2014	125	138
5.875%, 05/02/2013	75	78
American Express Credit MTN
2.800%, 09/19/2016	33	35
American International Group
5.850%, 01/16/2018	800	917
4.875%, 06/01/2022	2,000	2,180
ASIF Global Financing XIX
4.900%, 01/17/2013 (A)	100	101
Assurant
6.750%, 02/15/2034	1,700	1,943
Bank of America MTN
6.000%, 10/15/2036	9,135	10,299
5.875%, 02/07/2042	1,240	1,407
5.000%, 05/13/2021	5,450	5,858
1.867%, 01/30/2014 (B)	1,700	1,706
Bank of New York Mellon
4.600%, 01/15/2020	50	57
4.150%, 02/01/2021	50	56
3.550%, 09/23/2021	59	64
Barclays Bank
5.200%, 07/10/2014	150	159
5.125%, 01/08/2020	1,450	1,566
2.750%, 02/23/2015	100	102
Bear Stearns
6.400%, 10/02/2017	3,760	4,515
Berkshire Hathaway
3.750%, 08/15/2021	98	108
3.400%, 01/31/2022	116	124
Berkshire Hathaway Finance
5.750%, 01/15/2040	2,080	2,646
4.400%, 05/15/2042	5,000	5,348
2.450%, 12/15/2015	13	14
Blackstone Holdings Finance
6.625%, 08/15/2019 (A)	2,946	3,341
6.250%, 08/15/2042 (A)	3,615	3,706
Boston Properties ‡
3.850%, 02/01/2023	2,750	2,877
BRE Properties ‡
5.500%, 03/15/2017	750	851
Camden Property Trust ‡
4.625%, 06/15/2021	2,500	2,723

3	SEI Institutional Investments Trust / Quarterly Report / August 31, 2012

Schedule of Investments (Unaudited)

Long Duration Corporate Bond Fund

August 31, 2012

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Capital One Capital V
10.250%, 08/15/2039	$275	$283
Capital One Capital VI
8.875%, 05/15/2040	2,500	2,558
Capital One Financial
6.750%, 09/15/2017	200	245
CDP Financial
5.600%, 11/25/2039 (A)	4,545	5,863
Chase Capital VI
1.070%, 08/01/2028 (B)	2,695	2,025
Chubb
6.500%, 05/15/2038	3,110	4,558
Citigroup
8.125%, 07/15/2039	1,250	1,832
6.875%, 03/05/2038	9,962	12,797
6.875%, 02/15/2098	2,545	2,705
6.125%, 08/25/2036	3,190	3,389
5.875%, 05/29/2037	5,071	5,865
5.875%, 01/30/2042	2,000	2,348
5.500%, 02/15/2017	3,325	3,577
CNA Financial
5.875%, 08/15/2020	25	29
Commonwealth Bank of Australia
5.000%, 10/15/2019 (A)	2,500	2,832
Cooperatieve Centrale Raiffeisen- Boerenleenbank BA
5.800%, 09/30/2110 (A)	4,875	5,607
4.500%, 01/11/2021	75	83
Credit Suisse NY MTN
5.400%, 01/14/2020	270	291
Deutsche Bank MTN
4.875%, 05/20/2013	50	51
Deutsche Bank Capital Funding Trust
5.628%, 01/19/2049 (A)(B)	2,250	2,031
Deutsche Bank Financial MTN
5.375%, 03/02/2015	25	26
Devon OEI Operating
7.500%, 09/15/2027	550	782
Discover Bank
8.700%, 11/18/2019	2,000	2,531
7.000%, 04/15/2020	250	294
ERP Operating ‡
4.625%, 12/15/2021	55	63
Farmers Exchange Capital
7.050%, 07/15/2028 (A)	5,000	6,029
First Union
7.575%, 08/01/2026 (C)	2,000	2,710
FleetBoston Financial
6.875%, 01/15/2028	3,250	3,520
FMR
6.500%, 12/14/2040 (A)	1,000	1,223
General Electric Capital MTN
6.875%, 01/10/2039	14,055	19,210
6.750%, 03/15/2032	5,940	7,713
6.000%, 08/07/2019	150	182
5.875%, 01/14/2038	11,675	14,174
5.625%, 09/15/2017	125	148
5.625%, 05/01/2018	200	237
4.750%, 09/15/2014	225	242
4.625%, 01/07/2021	650	734

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Goldman Sachs Group
7.500%, 02/15/2019	$376	$451
6.750%, 10/01/2037	9,550	9,943
6.250%, 09/01/2017	600	689
6.250%, 02/01/2041	9,615	10,739
6.150%, 04/01/2018	1,100	1,251
6.125%, 02/15/2033	7,850	8,562
5.950%, 01/15/2027	1,820	1,899
5.375%, 03/15/2020	175	188
5.250%, 07/27/2021	123	131
3.700%, 08/01/2015	55	58
Guardian Life Insurance of America
7.375%, 09/30/2039 (A)	3,500	4,651
Hartford Financial Services Group
6.625%, 03/30/2040	750	841
6.625%, 04/15/2042	2,985	3,356
6.100%, 10/01/2041	2,990	3,156
HBOS MTN
6.750%, 05/21/2018 (A)	2,000	1,973
HCP ‡
6.750%, 02/01/2041	4,500	5,880
3.750%, 02/01/2019	17	18
Health Care ‡
6.500%, 03/15/2041	4,500	5,240
Healthcare Realty Trust ‡
5.750%, 01/15/2021	1,275	1,400
HSBC Bank
4.750%, 01/19/2021 (A)	150	169
HSBC Bank USA
7.000%, 01/15/2039	1,170	1,501
5.875%, 11/01/2034	180	200
5.625%, 08/15/2035	1,370	1,485
HSBC Finance
5.000%, 06/30/2015	100	107
4.750%, 07/15/2013	100	103
HSBC Holdings
6.800%, 06/01/2038	2,240	2,735
6.500%, 09/15/2037	5,420	6,403
5.100%, 04/05/2021	2,000	2,301
HSBC Holdings, Ser 2006
6.500%, 05/02/2036	1,185	1,390
ING Bank
1.868%, 06/09/2014 (A)(B)	750	747
International Lease Finance
7.125%, 09/01/2018 (A)	1,500	1,725
6.750%, 09/01/2016 (A)	3,700	4,125
JPMorgan Chase
6.400%, 05/15/2038	6,150	8,150
6.300%, 04/23/2019	2,000	2,441
5.600%, 07/15/2041	3,000	3,677
5.400%, 01/06/2042	8,585	10,252
4.500%, 01/24/2022	355	394
KKR Group Finance
6.375%, 09/29/2020 (A)	3,095	3,503
Liberty Mutual Group
6.500%, 05/01/2042 (A)	4,330	4,700
Lincoln National
6.300%, 10/09/2037	220	251
6.150%, 04/07/2036	95	106

4	SEI Institutional Investments Trust / Quarterly Report / August 31, 2012

Schedule of Investments (Unaudited)

Long Duration Corporate Bond Fund

August 31, 2012

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Macquarie Bank MTN
6.625%, 04/07/2021 (A)	$2,500	$2,613
5.000%, 02/22/2017 (A)	65	68
Macquarie Group
7.300%, 08/01/2014 (A)	50	54
6.250%, 01/14/2021 (A)	40	41
6.000%, 01/14/2020 (A)	100	103
Massachusetts Mutual Life Insurance
8.875%, 06/01/2039 (A)	4,035	5,993
Merrill Lynch
7.750%, 05/14/2038	1,655	2,003
6.110%, 01/29/2037	2,265	2,274
MetLife
10.750%, 08/01/2039	405	592
7.800%, 11/01/2025 (A)	2,000	2,683
6.400%, 12/15/2036	2,000	2,127
6.375%, 06/15/2034	320	423
5.875%, 02/06/2041	3,820	4,901
4.125%, 08/13/2042	1,015	1,030
Metropolitan Life Global Funding I
3.125%, 01/11/2016 (A)	100	106
2.000%, 01/09/2015 (A)	250	256
Morgan Stanley MTN
7.250%, 04/01/2032	1,850	2,101
6.625%, 04/01/2018	2,700	2,982
6.375%, 07/24/2042	7,200	7,294
6.250%, 08/28/2017	200	217
6.000%, 04/28/2015	100	106
5.950%, 12/28/2017	100	107
5.500%, 07/28/2021	420	431
National Australia Bank MTN
4.375%, 12/10/2020 (A)	2,500	2,764
3.750%, 03/02/2015 (A)	100	106
3.000%, 07/27/2016 (A)	150	158
National Bank of Canada
1.650%, 01/30/2014 (A)	250	255
National City
4.900%, 01/15/2015	50	54
National Rural Utilities Cooperative Finance MTN
8.000%, 03/01/2032	620	951
Nationwide Mutual Insurance
9.375%, 08/15/2039 (A)	550	748
6.600%, 04/15/2034 (A)	1,767	1,772
New York Life Global Funding MTN
5.375%, 09/15/2013 (A)	50	52
2.450%, 07/14/2016 (A)	50	52
New York Life Insurance
6.750%, 11/15/2039 (A)	9,940	13,888
Northwestern Mutual Life Insurance
6.063%, 03/30/2040 (A)	4,155	5,342
PACCAR Financial MTN
1.600%, 03/15/2017	33	34
Pacific Life Insurance
9.250%, 06/15/2039 (A)	25	34
PNC Funding
6.700%, 06/10/2019	100	126
5.125%, 02/08/2020	575	680

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Prudential Financial MTN
6.625%, 06/21/2040	$1,000	$1,250
6.200%, 11/15/2040	690	812
5.700%, 12/14/2036	2,000	2,217
Prudential Holdings
8.695%, 12/18/2023 (A)	4,000	4,950
Prudential Insurance of America
8.300%, 07/01/2025 (A)	1,330	1,793
Raymond James Financial
5.625%, 04/01/2024	1,950	2,162
Siemens Financieringsmaatschappij
6.125%, 08/17/2026 (A)	470	612
Simon Property Group ‡
10.350%, 04/01/2019	1,995	2,854
6.750%, 02/01/2040	3,000	4,106
4.750%, 03/15/2042	1,835	2,021
4.375%, 03/01/2021	100	112
SL Green Realty ‡
5.000%, 08/15/2018	3,000	3,163
Teachers Insurance & Annuity Association of America
6.850%, 12/16/2039 (A)	4,510	6,239
Toyota Motor Credit MTN
3.400%, 09/15/2021	1,710	1,861
Travelers
5.350%, 11/01/2040	2,255	2,894
UBS MTN
5.750%, 04/25/2018	200	231
US Bancorp MTN
4.125%, 05/24/2021	22	25
2.950%, 07/15/2022	510	514
Ventas Realty ‡
4.750%, 06/01/2021	2,000	2,196
4.000%, 04/30/2019	2,500	2,657
Wachovia MTN
5.750%, 06/15/2017	150	179
5.750%, 02/01/2018	350	420
Wachovia Bank MTN
6.600%, 01/15/2038	5,010	6,820
5.850%, 02/01/2037	500	620
WEA Finance
6.750%, 09/02/2019 (A)	3,000	3,597
Wells Fargo MTN
4.600%, 04/01/2021	100	115
3.676%, 06/15/2016 (C)	100	109
Wells Fargo Bank
5.950%, 08/26/2036	1,400	1,776
Westpac Banking
4.875%, 11/19/2019	1,465	1,652
Weyerhaeuser ‡
7.375%, 03/15/2032	500	603
ZFS Finance USA Trust II
6.450%, 12/15/2065 (A)(B)	2,500	2,631

		444,517

Health Care — 6.1%
Abbott Laboratories
6.150%, 11/30/2037	320	457
5.300%, 05/27/2040	2,920	3,806
Aetna
6.750%, 12/15/2037	1,135	1,515
4.500%, 05/15/2042	710	721

5	SEI Institutional Investments Trust / Quarterly Report / August 31, 2012

Schedule of Investments (Unaudited)

Long Duration Corporate Bond Fund

August 31, 2012

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Amgen
5.650%, 06/15/2042	$4,325	$5,044
5.375%, 05/15/2043	1,250	1,414
5.150%, 11/15/2041	10,510	11,474
Aristotle Holding
6.125%, 11/15/2041 (A)	2,000	2,605
3.900%, 02/15/2022 (A)	580	630
AstraZeneca
6.450%, 09/15/2037	3,535	4,976
Becton Dickinson
3.125%, 11/08/2021	385	413
Boston Scientific
7.375%, 01/15/2040	1,500	2,080
Celgene
5.700%, 10/15/2040	2,500	2,859
Cigna
5.875%, 03/15/2041	455	546
Eli Lilly
7.125%, 06/01/2025	410	570
GlaxoSmithKline Capital
2.850%, 05/08/2022	4,940	5,165
Highmark
6.125%, 05/15/2041 (A)	1,000	1,064
4.750%, 05/15/2021 (A)	1,330	1,377
Johnson & Johnson
5.950%, 08/15/2037	780	1,123
5.850%, 07/15/2038	1,500	2,149
Kaiser Foundation Hospitals
4.875%, 04/01/2042	4,000	4,614
Laboratory Corp of America Holdings
3.750%, 08/23/2022	1,400	1,453
Mayo Clinic Rochester
3.774%, 11/15/2043	2,000	2,038
Memorial Sloan-Kettering Cancer Center
5.000%, 07/01/2042	1,000	1,167
Merck MTN
6.550%, 09/15/2037	800	1,210
6.500%, 12/01/2033	370	541
5.850%, 06/30/2039	3,255	4,602
5.760%, 05/03/2037	1,100	1,482
NYU Hospitals Center
4.428%, 07/01/2042	1,900	1,953
Pfizer
7.200%, 03/15/2039	3,000	4,753
Roche Holdings
7.000%, 03/01/2039 (A)	8,165	12,509
Thermo Fisher Scientific
3.150%, 01/15/2023	3,340	3,429
UnitedHealth Group
6.875%, 02/15/2038	1,115	1,561
6.625%, 11/15/2037	2,500	3,424
6.500%, 06/15/2037	280	372
WellPoint
5.950%, 12/15/2034	250	298
5.875%, 06/15/2017	50	59
2.375%, 02/15/2017	20	21
Wyeth
5.950%, 04/01/2037	4,425	6,087

		101,561

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Industrials — 6.4%
American Airlines, Pass-Through Trust, Ser 2011-1, Cl A
5.250%, 01/31/2021	$9	$10
BAA Funding
4.875%, 07/15/2021 (A)	2,500	2,659
BAE Systems
5.800%, 10/11/2041 (A)	3,565	4,204
BAE Systems Holdings
5.200%, 08/15/2015 (A)	15	16
Boeing
6.875%, 03/15/2039	600	936
6.625%, 02/15/2038	800	1,205
5.875%, 02/15/2040	1,700	2,417
Burlington Northern Santa Fe
7.290%, 06/01/2036	2,228	3,049
6.150%, 05/01/2037	2,810	3,637
4.400%, 03/15/2042	5,840	6,139
4.375%, 09/01/2042	1,880	1,979
Caterpillar
5.200%, 05/27/2041	2,640	3,411
Continental Airlines
5.983%, 04/19/2022	5,016	5,492
Continental Airlines, Pass-Through Trust, Ser 2012-1, Cl A
4.150%, 04/11/2024	1,390	1,397
CSX
4.750%, 05/30/2042	3,865	4,278
DaimlerChrysler
8.500%, 01/18/2031	800	1,256
Deere
3.900%, 06/09/2042	1,690	1,782
Delta Air Lines, Pass-Through Trust, Ser 2009-1, Cl A
7.750%, 12/17/2019	1,204	1,376
Dover
5.375%, 03/01/2041	720	939
FedEx
3.875%, 08/01/2042	4,037	4,057
Ford Motor
7.400%, 11/01/2046	3,370	3,993
Honeywell International
5.700%, 03/15/2037	300	406
5.375%, 03/01/2041	295	393
Lockheed Martin
5.500%, 11/15/2039	2,730	3,308
4.850%, 09/15/2041	1,885	2,170
Norfolk Southern
6.000%, 03/15/2105	2,000	2,470
6.000%, 05/23/2111	4,385	5,397
5.900%, 06/15/2019	1,680	2,062
5.590%, 05/17/2025	37	46
2.903%, 02/15/2023 (A)	168	172
Pitney Bowes
6.250%, 03/15/2019	15	16
5.000%, 03/15/2015	50	53
Raytheon
4.700%, 12/15/2041	300	356
Republic Services
5.700%, 05/15/2041	3,490	4,214
3.550%, 06/01/2022	1,750	1,841

6	SEI Institutional Investments Trust / Quarterly Report / August 31, 2012

Schedule of Investments (Unaudited)

Long Duration Corporate Bond Fund

August 31, 2012

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Union Pacific
6.625%, 02/01/2029	$1,010	$1,380
5.780%, 07/15/2040	2,000	2,568
4.163%, 07/15/2022	108	123
United Technologies
5.700%, 04/15/2040	5,140	6,783
4.500%, 06/01/2042	9,180	10,431
US Airways, Pass-Through Trust, Ser 2012-1, Cl A
5.900%, 10/01/2024	2,500	2,637
Waste Management
7.750%, 05/15/2032	200	290
7.375%, 03/11/2019	25	32
7.100%, 08/01/2026	130	175
6.125%, 11/30/2039	1,370	1,749
4.600%, 03/01/2021	1,645	1,906

		105,210

Information Technology — 2.4%
Applied Materials
5.850%, 06/15/2041	2,300	2,945
Cisco Systems
5.900%, 02/15/2039	1,100	1,466
5.500%, 01/15/2040	3,165	4,090
eBay
4.000%, 07/15/2042	1,175	1,161
Fiserv
4.625%, 10/01/2020	720	779
Hewlett-Packard
6.000%, 09/15/2041	625	652
HP Enterprise Services
6.000%, 08/01/2013	85	89
Intel
4.800%, 10/01/2041	4,315	5,141
International Business Machines
6.220%, 08/01/2027	3,345	4,543
5.875%, 11/29/2032	280	388
4.000%, 06/20/2042	630	696
Intuit
5.750%, 03/15/2017	25	29
Juniper Networks
5.950%, 03/15/2041	3,000	3,392
Microsoft
5.300%, 02/08/2041	695	929
4.500%, 10/01/2040	190	228
Oracle
6.500%, 04/15/2038	3,500	4,989
6.125%, 07/08/2039	1,840	2,530
5.375%, 07/15/2040	1,350	1,731
Telefonaktiebolaget LM Ericsson
4.125%, 05/15/2022	3,644	3,709

		39,487

Materials — 2.3%
Alcoa
5.950%, 02/01/2037	1,000	998
ArcelorMittal
7.000%, 03/01/2041	2,025	1,747
BHP Billiton Finance USA
3.250%, 11/21/2021	555	587
2.875%, 02/24/2022	3,860	3,951
Dow Chemical
7.375%, 11/01/2029	990	1,342
5.250%, 11/15/2041	350	399

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Newcrest Finance
5.750%, 11/15/2041 (A)	$2,000	$2,097
Newmont Mining
5.875%, 04/01/2035	100	114
4.875%, 03/15/2042	5,250	5,380
PPG Industries
6.650%, 03/15/2018	130	160
Rio Tinto Finance USA
9.000%, 05/01/2019	150	206
4.125%, 08/21/2042	1,710	1,678
3.750%, 09/20/2021	682	731
3.500%, 11/02/2020	50	53
3.500%, 03/22/2022	970	1,015
Rohm & Haas
7.850%, 07/15/2029	420	570
Southern Copper
7.500%, 07/27/2035	1,750	2,171
6.750%, 04/16/2040	90	105
Teck Resources
6.250%, 07/15/2041	1,915	2,116
5.400%, 02/01/2043	2,960	2,867
5.200%, 03/01/2042	1,040	998
Union Carbide
7.750%, 10/01/2096	25	29
Vale Overseas
6.875%, 11/21/2036	3,400	3,997
6.875%, 11/10/2039	660	782
Xstrata Canada Financial
6.000%, 11/15/2041 (A)	2,900	3,071

		37,164

Telecommunication Services — 6.4%
Alltel
7.875%, 07/01/2032	620	985
6.800%, 05/01/2029	270	373
America Movil
4.375%, 07/16/2042	1,990	2,050
3.125%, 07/16/2022	1,250	1,281
AT&T
8.000%, 11/15/2031	1,020	1,578
6.550%, 02/15/2039	3,000	4,027
6.500%, 09/01/2037	1,160	1,540
6.400%, 05/15/2038	1,580	2,088
6.300%, 01/15/2038	10,720	13,976
5.600%, 05/15/2018	100	123
5.550%, 08/15/2041	7,515	9,341
5.350%, 09/01/2040	6,070	7,284
5.100%, 09/15/2014	50	54
3.000%, 02/15/2022	50	53
BellSouth
5.200%, 09/15/2014	50	54
Bellsouth Capital Funding
7.120%, 07/15/2097	2,500	3,191
BellSouth Telecommunications
7.000%, 12/01/2095	2,400	3,011
British Telecommunications
9.625%, 12/15/2030 (C)	2,620	4,205
Centel Capital
9.000%, 10/15/2019	25	30
CenturyLink
7.650%, 03/15/2042	3,200	3,336
7.600%, 09/15/2039	1,380	1,426
Corning
5.750%, 08/15/2040	345	423

7	SEI Institutional Investments Trust / Quarterly Report / August 31, 2012

Schedule of Investments (Unaudited)

Long Duration Corporate Bond Fund

August 31, 2012

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Deutsche Telekom International Finance
9.250%, 06/01/2032	$400	$624
8.750%, 06/15/2030	1,420	2,093
4.875%, 03/06/2042 (A)	3,150	3,360
France Telecom
5.375%, 01/13/2042	1,795	2,083
GTE
8.750%, 11/01/2021	100	144
6.940%, 04/15/2028	1,210	1,600
Koninklijke KPN
8.375%, 10/01/2030	270	359
Motorola Solutions
7.500%, 05/15/2025	640	800
New Cingular Wireless Services
8.750%, 03/01/2031	570	910
Telecom Italia Capital
7.721%, 06/04/2038	2,410	2,247
7.200%, 07/18/2036	260	234
6.175%, 06/18/2014	50	52
6.000%, 09/30/2034	2,000	1,640
Telefonica Emisiones
6.421%, 06/20/2016	75	77
Telefonica Emisiones SAU
6.221%, 07/03/2017	65	66
5.462%, 02/16/2021	152	140
Verizon Communications
8.950%, 03/01/2039	550	959
8.750%, 11/01/2018	165	231
7.350%, 04/01/2039	3,000	4,468
6.900%, 04/15/2038	100	142
6.400%, 02/15/2038	3,200	4,311
6.000%, 04/01/2041	2,500	3,302
5.500%, 02/15/2018	100	122
4.750%, 11/01/2041	12,850	14,627
Verizon Global Funding
7.750%, 12/01/2030	590	873
Vodafone Group
6.150%, 02/27/2037	300	402

		106,295

Utilities — 10.2%
AGL Capital
6.375%, 07/15/2016	100	117
5.875%, 03/15/2041	2,000	2,669
3.500%, 09/15/2021	68	73
American Transmission Systems
5.250%, 01/15/2022 (A)	1,135	1,316
American Water Capital
6.085%, 10/15/2017	25	30
Appalachian Power
7.000%, 04/01/2038	600	830
6.700%, 08/15/2037	50	67
5.800%, 10/01/2035	125	152
4.600%, 03/30/2021	605	691
Arizona Public Service
8.750%, 03/01/2019	2,705	3,585
4.500%, 04/01/2042	12	13
Baltimore Gas & Electric
6.350%, 10/01/2036	125	171
5.200%, 06/15/2033	1,490	1,568
Black Hills Power
6.125%, 11/01/2039	1,010	1,330

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Boston Gas
4.487%, 02/15/2042 (A)	$1,325	$1,494
Bruce Mansfield Unit
6.850%, 06/01/2034	1,471	1,574
Cedar Brakes II
9.875%, 09/01/2013 (A)	436	448
CenterPoint Energy
6.500%, 05/01/2018	130	157
Connecticut Light & Power
5.650%, 05/01/2018	35	42
Consolidated Edison of New York
6.750%, 04/01/2038	1,745	2,633
Detroit Edison
3.900%, 06/01/2021	30	34
Dominion Resources
5.250%, 08/01/2033	5,050	5,964
4.900%, 08/01/2041	2,885	3,418
Duke Energy
3.550%, 09/15/2021	17	18
3.050%, 08/15/2022	3,380	3,391
2.150%, 11/15/2016	25	26
Duke Energy Carolinas
6.100%, 06/01/2037	1,910	2,534
5.300%, 02/15/2040	3,700	4,592
3.900%, 06/15/2021	50	57
Duke Energy Indiana
6.350%, 08/15/2038	1,190	1,666
Duquesne Light Holdings
6.250%, 08/15/2035	2,500	2,495
Elm Road Generating Station Supercritical
5.848%, 01/19/2041 (A)	1,000	1,224
Enel Finance International
6.000%, 10/07/2039 (A)	1,460	1,210
Entergy Louisiana
4.800%, 05/01/2021	1,000	1,139
Exelon Generation
6.250%, 10/01/2039	4,480	5,183
5.750%, 10/01/2041	4,350	4,835
5.600%, 06/15/2042 (A)	3,310	3,579
5.200%, 10/01/2019	100	113
FirstEnergy, Ser C
7.375%, 11/15/2031	1,750	2,306
Florida Power
6.400%, 06/15/2038	225	316
6.350%, 09/15/2037	1,630	2,259
Florida Power & Light
5.960%, 04/01/2039	2,030	2,838
4.050%, 06/01/2042	5,000	5,538
Georgia Power
5.400%, 06/01/2040	4,370	5,521
4.300%, 03/15/2042	4,810	5,193
Iberdrola Finance Ireland
5.000%, 09/11/2019 (A)	1,500	1,470
Indiana Michigan Power
6.050%, 03/15/2037	500	627
Indianapolis Power & Light
6.050%, 10/01/2036 (A)	710	887
4.875%, 11/01/2041 (A)	1,160	1,298
Kansas City Power & Light
5.300%, 10/01/2041	775	893
KCP&L Greater Missouri Operations
8.270%, 11/15/2021	2,500	3,136

8	SEI Institutional Investments Trust / Quarterly Report / August 31, 2012

Schedule of Investments (Unaudited)

Long Duration Corporate Bond Fund

August 31, 2012

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Kentucky Utilities
5.125%, 11/01/2040	$1,680	$2,142
KeySpan Gas East
5.819%, 04/01/2041 (A)	3,600	4,809
MidAmerican Energy MTN
6.750%, 12/30/2031	350	483
5.800%, 10/15/2036	591	780
MidAmerican Energy Holdings
6.500%, 09/15/2037	4,125	5,628
5.950%, 05/15/2037	555	718
Nevada Power
6.650%, 04/01/2036	110	155
NextEra Energy Capital Holdings
6.000%, 03/01/2019	1,530	1,817
Nisource Finance
5.950%, 06/15/2041	1,000	1,197
5.800%, 02/01/2042	2,000	2,375
Northern States Power
3.400%, 08/15/2042	455	449
Oglethorpe Power
5.375%, 11/01/2040	1,150	1,414
Oncor Electric Delivery
7.000%, 09/01/2022	175	218
6.800%, 09/01/2018	35	43
5.300%, 06/01/2042 (A)	2,925	3,171
5.250%, 09/30/2040	3,000	3,247
4.550%, 12/01/2041 (A)	2,425	2,342
4.100%, 06/01/2022 (A)	1,980	2,067
Pacific Gas & Electric
6.250%, 03/01/2039	3,880	5,324
6.050%, 03/01/2034	1,850	2,445
5.800%, 03/01/2037	1,200	1,560
3.250%, 09/15/2021	18	19
PacifiCorp
6.000%, 01/15/2039	940	1,299
5.500%, 01/15/2019	310	377
Pennsylvania Electric
6.150%, 10/01/2038	3,600	4,400
6.050%, 09/01/2017	50	58
PPL Energy Supply
4.600%, 12/15/2021	100	107
Progress Energy
7.050%, 03/15/2019	1,720	2,193
4.400%, 01/15/2021	25	28
PSEG Power
5.125%, 04/15/2020	50	58
4.150%, 09/15/2021	127	137
Public Service of Colorado
6.250%, 09/01/2037	1,350	1,949
Public Service of Oklahoma
4.400%, 02/01/2021	27	30
Puget Sound Energy
5.795%, 03/15/2040	300	410
San Diego Gas & Electric
6.000%, 06/01/2026	625	838
Sempra Energy
9.800%, 02/15/2019	50	70
6.000%, 10/15/2039	1,300	1,723
South Carolina Electric & Gas
6.625%, 02/01/2032	210	287
5.450%, 02/01/2041	85	108
Southern
1.950%, 09/01/2016	27	28

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Southern California Edison
6.050%, 03/15/2039	$2,695	$3,778
6.000%, 01/15/2034	385	521
5.950%, 02/01/2038	510	701
5.500%, 08/15/2018	25	31
5.500%, 03/15/2040	160	212
4.050%, 03/15/2042	3,450	3,753
Southern Union
8.250%, 11/15/2029	1,500	1,884
Southwestern Electric Power
6.200%, 03/15/2040	1,734	2,234
Southwestern Public Service
8.750%, 12/01/2018	40	55
Texas-New Mexico Power
9.500%, 04/01/2019 (A)	2,500	3,424
Union Electric
8.450%, 03/15/2039	2,070	3,559
Wisconsin Electric Power
2.950%, 09/15/2021	3	3

		169,378

Total Corporate Obligations (Cost $1,445,901) ($ Thousands)		1,504,335

MUNICIPAL BONDS — 1.8%
Dallas Area, Rapid Transit, Ser Senior Lien, RB, AMBAC
5.250%, 12/01/2030	2,730	3,606
Indianapolis, Local Public Improvement Bond Bank, Build America Project, RB
6.116%, 01/15/2040	1,745	2,326
Massachusetts Bay, Transportation Authority, Ser A, RB
5.000%, 07/01/2031	1,200	1,551
New York City, Build America Project, GO
5.206%, 10/01/2031	1,500	1,761
Ohio State University, Build America Project, RB
4.910%, 06/01/2040	1,685	2,042
Port Authority of New York & New Jersey, Build America Project, RB
4.926%, 10/01/2051	375	439
San Diego County, Water Authority, Build America Project, RB
6.138%, 05/01/2049	1,700	2,334
State of California, Build America Project, GO
7.625%, 03/01/2040	1,100	1,480
7.600%, 11/01/2040	1,350	1,830
State of Illinois, Build America Project, GO
5.100%, 06/01/2033	2,900	2,804
State of Missouri, Health & Education, Ser A, RB
3.685%, 02/15/2047	1,135	1,139
State of New York, Build America Project, RB
5.770%, 03/15/2039	2,380	2,960

9	SEI Institutional Investments Trust / Quarterly Report / August 31, 2012

Schedule of Investments (Unaudited)

Long Duration Corporate Bond Fund

August 31, 2012

Description	Face Amount ($ Thousands)/Shares	Market Value ($ Thousands)

State of Texas, Transportation Communication Authority, Build America Project, Ser B, RB
5.178%, 04/01/2030	$1,730	$2,142
State of Virginia, Build America Project, RB
5.000%, 09/01/2040	1,900	2,376
State of Washington, Build America Project, Ser D, GO
5.481%, 08/01/2039	815	1,056

Total Municipal Bonds (Cost $29,348) ($ Thousands)		29,846

U.S. GOVERNMENT AGENCY OBLIGATIONS — 0.5%
FHLB
0.600%, 08/06/2015	2,815	2,815
0.031%, 09/05/2012 (D)	5,050	5,050

Total U.S. Government Agency Obligations (Cost $7,865) ($ Thousands)		7,865

SOVEREIGN DEBT — 0.2%
International Bank for Reconstruction & Development MTN
3.395%, 10/31/2030 (D)	2,605	1,418
Province of Quebec Canada MTN
6.350%, 01/30/2026	2,000	2,729

Total Sovereign Debt (Cost $4,103) ($ Thousands)		4,147

U.S. TREASURY OBLIGATIONS — 4.3%
U.S. Treasury Bills (D)(E)
0.089%, 09/13/2012	850	850
U.S. Treasury Bonds
3.125%, 02/15/2042	32,725	35,829
3.000%, 05/15/2042	9,620	10,274
2.750%, 08/15/2042	10,345	10,484
U.S. Treasury Notes
1.625%, 08/15/2022	14,095	14,176

Total U.S. Treasury Obligations (Cost $70,492) ($ Thousands)		71,613

CASH EQUIVALENT — 0.8%
SEI Daily Income Trust, Prime Obligation Fund, Cl A 0.060% †*	12,496,092	12,496

Total Cash Equivalent (Cost $12,496) ($ Thousands)		12,496

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

COMMERCIAL PAPER — 0.3%
RBS Holdings USA
0.370%, 09/17/2012 (A)(D)	$4,535	$4,535

Total Commercial Paper (Cost $4,534) ($ Thousands)		4,535

Total Investments — 98.9% (Cost $1,574,739) ($ Thousands) ††		$1,634,837

A list of the open futures contracts held by the Fund at August 31, 2012, is as follows:

Type of Contract	Number of Contracts Long/(Short)	Expiration Date	Unrealized Appreciation (Depreciation) ($ Thousands)
U.S. 2-Year Treasury Note	(1)	Jan-2013	$—
U.S. 5-Year Treasury Note	(670)	Jan-2013	(393)
U.S. 10-Year Treasury Note	(374)	Dec-2012	(358)
U.S. Long Treasury Bond	61	Dec-2012	77
U.S. Ultra Long Treasury Bond	208	Dec-2012	530
U.S. Ultra Long Treasury Bond	64	Sep-2012	(76)

			$(220)

For the period ended August 31, 2012, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

Percentages are based on a Net Assets of $1,652,881 ($ Thousands).

*	The rate reported is the 7-day effective yield as of August 31, 2012.

‡	Real Estate Investment Trust.

†	Investment in Affiliated Security.

(A)	Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors.” These securities have been determined to be liquid under guidelines established by the Board of Trustees.

(B)	Variable Rate Security - The rate reported on the Schedule of Investments is the rate in effect as of August 31, 2012. The date reported on the Schedule of Investments is the final maturity date.

(C)	Step Bonds - The rate reflected on the Schedule of Investments is the effective yield on August 31, 2012. The coupon on a step bond changes on a specified date. (D) The rate reported is the effective yield at time of purchase.

(E)	Security, or portion thereof, has been pledged as collateral on open futures contracts.

††	At August 31, 2012, the tax basis cost of the Fund’s investments was $1,574,739 ($ Thousands), and the unrealized appreciation and depreciation were $62,254 ($ Thousands) and $(2,156) ($ Thousands), respectively.

AMBAC — American Municipal Bond Assurance Corporation

Cl — Class

FHLB — Federal Home Loan Bank

GO — General Obligation

MTN — Medium Term Note

RB — Revenue Bond

Ser — Series

10	SEI Institutional Investments Trust / Quarterly Report / August 31, 2012

Schedule of Investments (Unaudited)

Long Duration Corporate Bond Fund

August 31, 2012

The following is a list of the inputs used as of August 31, 2012, in valuing the Fund’s investments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Corporate Obligations	$—	$1,504,335	$—	$1,504,335
Municipal Bonds	—	29,846	—	29,846
U.S. Government Agency
Obligations	—	7,865	—	7,865
Sovereign Debt	—	4,147	—	4,147
U.S. Treasury Obligations	—	71,613	—	71,613
Cash Equivalent	12,496	—	—	12,496
Commercial Paper	—	4,535	—	4,535

Total Investments in Securities	$12,496	$1,622,341	$—	$1,634,837

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts *	$(220)	$—	$—	$(220)

*	Futures contracts are valued at the unrealized depreciation on the instrument.

For the period ended August 31, 2012, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended August 31, 2012, there were no transfers between Level 2 and Level 3 assets and liabilities.

Amounts designated as “—” are $O or have been rounded to $O.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

11	SEI Institutional Investments Trust / Quarterly Report / August 31, 2012

Schedule of Investments (Unaudited)

Ultra Short Duration Bond Fund

August 31, 2012

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS — 39.8%

Consumer Discretionary — 1.9%
Best Buy
7.000%, 07/15/2013	$530	$544
DIRECTV Holdings LLC
3.500%, 03/01/2016	322	344
Hasbro
6.125%, 05/15/2014	300	324
Johnson Controls
0.852%, 02/04/2014 (A)	340	341
NBCUniversal Media LLC
2.100%, 04/01/2014	1,016	1,037
Staples
9.750%, 01/15/2014	674	753
Time Warner Cable
6.200%, 07/01/2013	232	243
Viacom
1.250%, 02/27/2015	415	419

		4,005

Consumer Staples — 3.4%
Anheuser-Busch InBev Worldwide
0.815%, 07/14/2014 (A)	155	156
0.800%, 07/15/2015	500	502
BAT International Finance
1.400%, 06/05/2015 (B)	965	972
Campbell Soup
0.743%, 08/01/2014 (A)	800	804
Coca-Cola Enterprises
0.734%, 02/18/2014 (A)	725	725
Covidien International Finance
1.875%, 06/15/2013	250	253
Kraft Foods
1.333%, 07/10/2013 (A)	800	800
Kraft Foods Group
1.625%, 06/04/2015 (B)	750	762
PepsiCo
0.800%, 08/25/2014	745	750
Philip Morris International
2.500%, 05/16/2016	750	792
SABMiller Holdings
1.850%, 01/15/2015 (B)	700	717

		7,233

Energy — 1.2%
BP Capital Markets
1.074%, 03/11/2014 (A)	1,200	1,208
Schlumberger Investment
0.958%, 09/12/2014 (A)(B)	700	704
Schlumberger Norge
1.250%, 08/01/2017 (B)	205	205
Valero Energy
4.750%, 06/15/2013	405	417

		2,534

Financials — 26.7%
Allstate Life Global Funding Trusts MTN
5.375%, 04/30/2013	675	697

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

American Express Credit MTN
1.568%, 06/12/2015 (A)	$825	$842
American Honda Finance
2.500%, 09/21/2015 (B)	500	519
1.850%, 09/19/2014 (B)	750	765
0.889%, 05/08/2014 (A)(B)	250	251
American International Group
4.250%, 09/15/2014	1,350	1,419
Banco Santander Chile
2.875%, 11/13/2012 (B)	130	130
Bank of America MTN
1.867%, 01/30/2014 (A)	1,230	1,235
Bank of Montreal MTN
1.300%, 10/31/2014 (B)	1,425	1,452
0.917%, 04/29/2014 (A)	750	752
Bank of New York Mellon
0.717%, 07/28/2014 (A)	200	200
Bank of Nova Scotia
1.850%, 01/12/2015	1,250	1,284
Bank of Tokyo-Mitsubishi UFJ
2.600%, 01/22/2013 (B)	1,024	1,030
BB&T MTN
3.375%, 09/25/2013	871	896
1.147%, 04/28/2014 (A)	725	729
Berkshire Hathaway Finance
0.788%, 01/10/2014 (A)	290	291
BNP Paribas MTN
2.125%, 12/21/2012	377	378
BPCE
2.375%, 10/04/2013 (B)	696	694
Caisse Centrale Desjardins du Quebec
1.700%, 09/16/2013 (B)	590	597
Canadian Imperial Bank of Commerce
0.900%, 09/19/2014 (B)	700	707
Caterpillar Financial Services MTN
1.100%, 05/29/2015	600	608
CDP Financial
3.000%, 11/25/2014 (B)	560	588
Citigroup
2.250%, 08/07/2015	750	757
1.391%, 04/01/2014 (A)	750	746
Credit Agricole Home Loan SFH
1.203%, 07/21/2014 (A)(B)	800	786
Credit Suisse
1.415%, 01/14/2014 (A)	840	843
Daimler Finance North America LLC
2.300%, 01/09/2015 (B)	825	845
Danske Bank MTN
1.505%, 04/14/2014 (A)(B)	775	761
Deutsche Bank
2.375%, 01/11/2013	435	437
ERAC USA Finance LLC
2.750%, 07/01/2013 (B)	734	745
2.250%, 01/10/2014 (B)	186	188
Fifth Third Bank
0.545%, 05/17/2013 (A)	350	349

1	SEI Institutional Investments Trust / Quarterly Reporting / August 31, 2012

Schedule of Investments (Unaudited)

Ultra Short Duration Bond Fund

August 31, 2012

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

General Electric Capital MTN
1.491%, 07/02/2015 (A)	$1,000	$1,008
1.308%, 05/09/2016 (A)	625	622
0.468%, 12/21/2012 (A)	435	435
Goldman Sachs Group
1.439%, 02/07/2014 (A)	865	861
0.958%, 01/12/2015 (A)	480	464
HSBC Bank
1.255%, 01/17/2014 (A)(B)	1,277	1,280
ING Bank
2.650%, 01/14/2013 (B)	362	364
2.000%, 10/18/2013 (B)	871	874
JPMorgan Chase MTN
4.650%, 06/01/2014	1,306	1,389
1.252%, 01/24/2014 (A)	580	583
Kimco Realty ‡
6.000%, 11/30/2012	508	514
MassMutual Global Funding II
0.835%, 01/14/2014 (A)(B)	1,062	1,065
MBIA Insurance
14.000%, 01/15/2033 (A)(B)	290	157
Metropolitan Life Global Funding I
1.700%, 06/29/2015 (B)	1,000	1,017
1.208%, 01/10/2014 (A)(B)	581	584
Monumental Global Funding
0.655%, 01/15/2014 (A)(B)	522	515
Morgan Stanley
4.200%, 11/20/2014	1,161	1,191
0.760%, 01/09/2014 (A)	348	339
National Rural Utilities Cooperative Finance
1.000%, 02/02/2015	750	759
New York Life Global Funding
1.300%, 01/12/2015 (B)	300	305
Nissan Motor Acceptance
3.250%, 01/30/2013 (B)	1,468	1,480
Nordea Bank
1.750%, 10/04/2013 (B)	435	437
PACCAR Financial MTN
0.664%, 06/05/2014 (A)	275	276
Principal Life Global Funding II
1.080%, 07/09/2014 (A)(B)	700	700
Principal Life Income Funding Trusts MTN
5.100%, 04/15/2014	540	577
Prudential Financial MTN
5.100%, 09/20/2014	638	690
2.750%, 01/14/2013	725	731
Royal Bank of Canada MTN
0.755%, 04/17/2014 (A)	1,500	1,503
Royal Bank of Scotland
4.875%, 08/25/2014 (B)	500	523
3.400%, 08/23/2013	581	591
Societe Generale
2.200%, 09/14/2013 (B)	725	725
Standard Chartered
1.388%, 05/12/2014 (A)(B)	775	772
State Street
0.818%, 03/07/2014 (A)	590	592

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Sun Life Financial Global Funding III
0.710%, 10/06/2013 (A)(B)	$545	$541
Swedbank Hypotek
0.911%, 03/28/2014 (A)(B)	925	924
Toronto-Dominion Bank
0.875%, 09/12/2014 (B)	700	706
0.755%, 07/14/2014 (A)	1,250	1,254
Toyota Motor Credit
0.908%, 10/11/2013 (A)	500	502
0.875%, 07/17/2015	650	654
UBS
1.875%, 01/23/2015 (B)	825	841
US Bank
0.735%, 10/14/2014 (A)	600	597
USAA Capital
3.500%, 07/17/2014 (B)	300	316
Ventas Realty ‡
3.125%, 11/30/2015	717	748
Volkswagen International Finance
1.071%, 04/01/2014 (A)(B)	1,400	1,401
Wells Fargo
1.500%, 07/01/2015	750	762

		55,690

Health Care — 1.4%
Express Scripts Holding
2.750%, 11/21/2014 (B)	1,000	1,036
Quest Diagnostics
1.318%, 03/24/2014 (A)	850	855
Sanofi
0.771%, 03/28/2014 (A)	450	453
Teva Pharmaceutical Finance III BV
0.968%, 03/21/2014 (A)	430	432
Thermo Fisher Scientific
2.050%, 02/21/2014	189	192

		2,968

Industrials — 0.8%
Danaher
1.300%, 06/23/2014	820	833
Penske Truck Leasing
2.500%, 07/11/2014 (B)	85	86
Tyco Electronics Group
5.950%, 01/15/2014	445	474
United Technologies
1.200%, 06/01/2015	325	331

		1,724

Information Technology — 1.4%
Hewlett-Packard
0.867%, 05/30/2014 (A)	1,550	1,537
Xerox
1.257%, 05/16/2014 (A)	1,435	1,430

		2,967

Materials — 0.4%
Anglo American Capital
2.150%, 09/27/2013 (B)	869	875

2	SEI Institutional Investments Trust / Quarterly Reporting / August 31, 2012

Schedule of Investments (Unaudited)

Ultra Short Duration Bond Fund

August 31, 2012

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Telecommunication Services — 1.0%
British Telecommunications
1.593%, 12/20/2013 (A)	$300	$302
Cellco Partnership
5.550%, 02/01/2014	590	629
Telefonica Emisiones
2.582%, 04/26/2013	490	491
Verizon Communications
1.250%, 11/03/2014	750	762

		2,184

Utilities — 1.7%
Appalachian Power
0.810%, 08/16/2013 (A)	350	350
Commonwealth Edison
1.625%, 01/15/2014	264	268
DTE Energy
1.167%, 06/03/2013 (A)	380	381
Duke Energy Carolinas LLC
5.750%, 11/15/2013	175	186
Georgia Power
1.300%, 09/15/2013	225	227
NextEra Energy Capital Holdings
1.611%, 06/01/2014	350	353
Pacific Gas & Electric
6.250%, 12/01/2013	500	533
Sempra Energy
1.228%, 03/15/2014 (A)	1,200	1,200

		3,498

Total Corporate Obligations (Cost $83,071) ($ Thousands)		83,678

MORTGAGE-BACKED SECURITIES — 25.4%

Agency Mortgage-Backed Obligations — 11.0%
FHLMC ARM (A)
2.194%, 02/01/2022 )	331	353
2.177%, 02/01/2030 (A)	243	257
FHLMC CMO, Ser 1993-1599, Cl C
6.100%, 10/15/2023	30	31
FHLMC CMO, Ser 2003-2654, Cl OG
5.000%, 02/15/2032	301	310
FHLMC CMO, Ser 2004-2791, Cl UD
5.000%, 05/15/2018	125	126
FHLMC CMO, Ser 2007-3349, Cl HB
5.500%, 06/15/2031	156	157
FHLMC TBA
4.000%, 09/15/2041	2,700	2,888
FNMA
6.000%, 01/01/2027 to 04/01/2040	1,777	1,962
5.000%, 04/01/2021 to 03/01/2025	2,971	3,234
2.990%, 01/01/2015	1,215	1,225

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

FNMA ARM (A)
2.349%, 09/01/2024	$189	$199
2.340%, 01/01/2029	33	36
2.276%, 11/01/2023	97	101
2.265%, 09/01/2024	74	77
2.245%, 11/01/2025	30	32
2.016%, 05/01/2028	191	202
1.504%, 11/01/2021	45	46
FNMA CMO, Ser 1993-220, Cl FA
0.850%, 11/25/2013 (A)	8	8
FNMA CMO, Ser 1993-58, Cl H
5.500%, 04/25/2023	54	59
FNMA CMO, Ser 2001-33, Cl FA
0.686%, 07/25/2031 (A)	63	63
FNMA CMO, Ser 2002-64, Cl FG
0.487%, 10/18/2032 (A)	46	46
FNMA CMO, Ser 2002-77, Cl CB
5.000%, 12/25/2017	534	572
FNMA CMO, Ser 2004-21, Cl QD
4.500%, 02/25/2029	89	89
FNMA CMO, Ser 2008-68, Cl VM
5.500%, 07/25/2019	207	212
FNMA CMO, Ser 2009-12, Cl KA
5.500%, 02/25/2038	178	182
FNMA TBA
3.500%, 09/01/2040	1,500	1,595
3.000%, 09/25/2026	4,600	4,852
NCUA Guaranteed Notes CMO
0.259%, 06/12/2013 (A)	382	382
NCUA Guaranteed Notes CMO, Ser 2010-R1, Cl 1A
0.694%, 10/07/2020 (A)	1,326	1,332
NCUA Guaranteed Notes CMO, Ser 2010-R1, Cl 2A
1.840%, 10/07/2020	82	83
NCUA Guaranteed Notes CMO, Ser 2010-R2, Cl 1A
0.614%, 11/06/2017 (A)	330	331
NCUA Guaranteed Notes CMO, Ser 2011-R1, Cl 1A
0.694%, 01/08/2020 (A)	289	290
NCUA Guaranteed Notes CMO, Ser 2011-R2, Cl 1A
0.644%, 02/06/2020 (A)	458	459
NCUA Guaranteed Notes CMO, Ser 2011-R4, Cl 1A
0.624%, 03/06/2020 (A)	548	548
NCUA Guaranteed Notes CMO, Ser 2011-R6, Cl 1A
0.624%, 05/07/2020 (A)	768	769

		23,108

Non-Agency Mortgage-Backed Obligations — 14.4%
American Tower Trust, Ser 2007- 1A, Cl AFX
5.420%, 04/15/2037 (B)	350	371
Arkle Master Issuer, Ser 2010-2A, Cl 1A1
1.834%, 05/17/2060 (A)(B)	956	965

3	SEI Institutional Investments Trust / Quarterly Reporting / August 31, 2012

Schedule of Investments (Unaudited)

Ultra Short Duration Bond Fund

August 31, 2012

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Arkle Master Issuer, Ser 2011-1A, Cl 2A
1.685%, 05/17/2060 (A)(B)	$550	$554
Banc of America Large Loan, Ser 2007-BMB1, Cl A1
0.749%, 08/15/2029 (A)(B)	13	13
Banc of America Merrill Lynch Commercial Mortgage, Ser 2003-2, Cl A4
5.061%, 03/11/2041 (A)	425	439
Banc of America Mortgage Securities, Ser 2005-F, Cl 2A2
3.102%, 07/25/2035 (A)	731	647
Banc of America Mortgage Securities, Ser 2005-J, Cl 2A1
2.795%, 11/25/2035 (A)	86	71
Bear Stearns Adjustable Rate Mortgage Trust, Ser 2005-3, Cl 2A1
3.002%, 06/25/2035 (A)	280	229
Bear Stearns Adjustable Rate Mortgage Trust, Ser 2005-6, Cl 3A1
2.926%, 08/25/2035 (A)	457	336
Bear Stearns Adjustable Rate Mortgage Trust, Ser 2005-12, Cl 11A1
2.801%, 02/25/2036 (A)	208	135
Bear Stearns Commercial Mortgage Securities, Ser PW18, Cl A2
5.613%, 06/11/2050	337	343
Bear Stearns Commercial Mortgage Securities, Ser T26, Cl A2
5.330%, 01/12/2045	19	19
Citigroup Commercial Mortgage Trust, Ser C2, Cl A5
4.733%, 10/15/2041	345	369
Citigroup Mortgage Loan Trust, Ser 2004-HYB3, Cl 1A
2.818%, 09/25/2034 (A)	144	145
Citigroup Mortgage Loan Trust, Ser 2006-AR2, Cl 1A1
2.960%, 03/25/2036 (A)	382	264
Commercial Mortgage Acceptance, Ser 1998-C2, Cl F
5.440%, 09/15/2030 (B)	232	238
Commercial Mortgage Pass-Through Certificates, Ser CR2, Cl A1
0.824%, 08/15/2045	350	351
Commercial Mortgage Pass- Through Certificates, Ser 2006-FL12, Cl A2
0.340%, 12/15/2020 (A)(B)	177	172
Commercial Mortgage Pass-Through Certificates, Ser 2011- STRT, Cl A
2.555%, 12/10/2024 (B)	635	636

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Countrywide Home Loan Mortgage Pass-Through Trust, Ser 2004-29, Cl 1A1
0.776%, 02/25/2035 (A)	$53	$46
Countrywide Home Loan Mortgage Pass-Through Trust, Ser 2005-HY10, Cl 3A1A
2.721%, 02/20/2036 (A)	361	238
Credit Suisse First Boston Mortgage Securities, Ser 2003- C4, Cl A4
5.137%, 08/15/2036 (A)	519	533
Credit Suisse First Boston Mortgage Securities, Ser 2003-C5, Cl A4
4.900%, 12/15/2036 (A)	504	521
Credit Suisse First Boston Mortgage Securities, Ser 2003-CK2, Cl A4
4.801%, 03/15/2036	777	782
FDIC Structured Sale Guaranteed Notes, Ser 2010-S1, Cl 1A
0.781%, 02/25/2048 (A)(B)	537	539
FDIC Trust, Ser 2012-C1, Cl A
0.841%, 05/25/2035 (A)(B)	1,229	1,231
Fosse Master Issuer, Ser 2011-1A
1.855%, 10/18/2054 (A)(B)	759	769
GE Capital Commercial Mortgage, Ser 2002-3A, Cl A2
4.996%, 12/10/2037	5	5
GE Capital Commercial Mortgage, Ser 2003-C2, Cl A4
5.145%, 07/10/2037	550	563
GE Capital Commercial Mortgage, Ser C1, Cl A4
4.819%, 01/10/2038	390	394
GMAC Commercial Mortgage Securities, Ser 2003-C2, Cl A2
5.640%, 05/10/2040 (A)	702	727
GMAC Commercial Mortgage Securities, Ser 2004-C3, Cl A4
4.547%, 12/10/2041	75	75
GMAC Mortgage Loan Trust, Ser 2005-AR6, Cl 2A1
3.071%, 11/19/2035 (A)	396	315
Greenwich Capital Commercial Funding, Ser 2003-C2, Cl A4
4.915%, 01/05/2036	250	258
GS Mortgage Securities, Ser 2003-C1, Cl A3
4.608%, 01/10/2040	424	424
GS Mortgage Securities II, Ser 2004-GG2, Cl A5
5.279%, 08/10/2038 (A)	226	230
GS Mortgage Securities II, Ser 2007-EOP, Cl A1
1.103%, 03/06/2020 (A)(B)	747	745
GS Mortgage Securities II, Ser 2007-EOP, Cl A3
1.456%, 03/06/2020 (A)(B)	1,016	1,010

4	SEI Institutional Investments Trust / Quarterly Reporting / August 31, 2012

Schedule of Investments (Unaudited)

Ultra Short Duration Bond Fund

August 31, 2012

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

GS Mortgage Securities II, Ser GC3, Cl A1
2.331%, 03/10/2044	$519	$531
GSR Mortgage Loan Trust, Ser 2005-AR4, Cl 2A1
3.073%, 07/25/2035 (A)	513	397
GSR Mortgage Loan Trust, Ser 2006-AR1, Cl 2A1
2.704%, 01/25/2036 (A)	646	533
GSR Mortgage Loan Trust, Ser 2007-AR2, Cl 1A1
3.099%, 05/25/2047 (A)	487	325
Impac CMB Trust, Ser 2004-9, Cl 1A1
0.996%, 01/25/2035 (A)	127	105
Impac CMB Trust, Ser 2005-2, Cl 1A1
0.755%, 04/25/2035 (A)	143	122
Impac CMB Trust, Ser 2005-3, Cl A1
0.716%, 08/25/2035 (A)	132	90
Impac CMB Trust, Ser 2005-5, Cl A1
0.875%, 08/25/2035 (A)	108	84
Impac CMB Trust, Ser 2005-8, Cl 1A
0.496%, 02/25/2036 (A)	345	261
JPMorgan Chase Commercial Mortgage Securities, Ser 2004-C1, Cl A3
4.719%, 01/15/2038	415	430
JPMorgan Chase Commercial Mortgage Securities, Ser 2011-C4, Cl A1
1.525%, 07/15/2046 (B)	643	648
JPMorgan Chase Commercial Mortgage Securities, Ser LDP4, Cl A3A2
4.903%, 10/15/2042	1,000	999
JPMorgan Mortgage Trust, Ser 2005-A6, Cl 7A1
2.759%, 08/25/2035 (A)	295	241
JPMorgan Mortgage Trust, Ser 2007-A3, Cl 1A1
2.838%, 05/25/2037 (A)	395	265
LB-UBS Commercial Mortgage Trust, Ser 2003-C3, Cl A4
4.166%, 05/15/2032	140	142
LB-UBS Commercial Mortgage Trust, Ser 2003-C5, Cl A4
4.685%, 07/15/2032 (A)	220	226
LB-UBS Commercial Mortgage Trust, Ser 2003-C8, Cl A4
5.124%, 11/15/2032 (A)	265	275
LB-UBS Commercial Mortgage Trust, Ser 2004-C8
4.799%, 12/15/2029 (A)	418	446
Merrill Lynch Mortgage Investors, Ser 2005-A3, Cl A1
0.506%, 04/25/2035 (A)	146	124

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Merrill Lynch Mortgage Trust, Ser 2004-BPC1, Cl A5
4.855%, 10/12/2041 (A)	$871	$935
Merrill Lynch Mortgage-Backed Securities Trust, Ser 2007-3, Cl 2A1
3.430%, 06/25/2037 (A)	549	395
Morgan Stanley Capital I, Ser 2004-HQ3, Cl A4
4.800%, 01/13/2041	422	436
Morgan Stanley Capital I, Ser 2004-IQ8, Cl A5
5.110%, 06/15/2040 (A)	446	470
Morgan Stanley Capital I, Ser 2004-T13, Cl A4
4.660%, 09/13/2045	638	663
Morgan Stanley Capital I, Ser 2006-HQ9, Cl A2
5.618%, 07/12/2044	34	34
Morgan Stanley Dean Witter Capital I, Ser 2001-TOP3, Cl A4
6.390%, 07/15/2033	18	18
MortgageIT Trust, Ser 2005-5, Cl A1
0.496%, 12/25/2035 (A)	481	355
Nomura Asset Securities, Ser 1998-D6, Cl A1C
6.690%, 03/15/2030	6	6
Paragon Mortgages, Ser 2006-12A, Cl A2C
0.655%, 11/15/2038 (A)(B)	176	145
Paragon Mortgages, Ser 2007-15A, Cl A2C
0.578%, 12/15/2039 (A)(B)	425	343
Permanent Master Issuer, Ser 2010-1A, Cl 1A
1.605%, 07/15/2042 (A)(B)	557	559
Residential Funding Mortgage Securities, Ser 2007-SA3, Cl 2A1
4.040%, 07/27/2037 (A)	411	304
Sequoia Mortgage Trust, Ser 2004-12, Cl A1
0.507%, 01/20/2035 (A)	57	49
Silverstone Master Issuer, Ser 2012-1A, Cl 1A
2.003%, 01/21/2055 (A)(B)	225	230
Thornburg Mortgage Securities Mortgage Trust, Ser 2012-C6, Cl A1
1.081%, 04/15/2045	237	238
TIAA Seasoned Commercial Mortgage Trust, Ser 2007-C4, Cl A2
5.303%, 08/15/2039 (A)	41	41
Wachovia Bank Commercial Mortgage Trust, Ser 2003-C8, Cl A4
4.964%, 11/15/2035 (A)	550	576

5	SEI Institutional Investments Trust / Quarterly Reporting / August 31, 2012

Schedule of Investments (Unaudited)

Ultra Short Duration Bond Fund

August 31, 2012

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Wachovia Bank Commercial Mortgage Trust, Ser 2004-C11, Cl A5
5.215%, 01/15/2041	$430	$457
WaMu Mortgage Pass-Through Certificates, Ser 2006-AR2, Cl 1A1
2.472%, 03/25/2036 (A)	541	433
Wells Fargo Commercial Mortgage Trust, Ser 2011-C3, Cl A1
1.988%, 03/15/2044 (B)	736	751
Wells Fargo Mortgage-Backed Securities Trust, Ser 2004-BB, Cl A2
2.616%, 01/25/2035 (A)	297	279
Wells Fargo Mortgage-Backed Securities Trust, Ser 2006-AR10, Cl 2A1
2.615%, 07/25/2036 (A)	445	329
Wells Fargo Mortgage-Backed Securities Trust, Ser 2006-AR12, Cl 1A1
2.806%, 09/25/2036 (A)	355	276

		30,268

Total Mortgage-Backed Securities (Cost $53,543) ($ Thousands)		53,376

ASSET-BACKED SECURITIES — 26.5%

Automotive — 20.3%
Ally Auto Receivables Trust, Ser 2010-2, Cl A3
1.380%, 07/15/2014	189	189
Ally Auto Receivables Trust, Ser 2010-4, Cl A3
0.910%, 11/17/2014	373	373
Ally Auto Receivables Trust, Ser 2011-4, Cl A2
0.650%, 03/17/2014	327	328
Ally Auto Receivables Trust, Ser 2012-1, Cl A2
0.710%, 09/15/2014	900	902
Ally Master Owner Trust, Ser 2010-1, Cl A
1.990%, 01/15/2015 (A)(B)	1,156	1,163
Ally Master Owner Trust, Ser 2010-3, Cl A
2.880%, 04/15/2015 (B)	501	506
Ally Master Owner Trust, Ser 2011-1, Cl A1
1.109%, 01/15/2016 (A)	888	895
Ally Master Owner Trust, Ser 2011-4, Cl A2
1.540%, 09/15/2016	517	523
Ally Master Owner Trust, Ser 2012-1, Cl A2
1.440%, 02/15/2017	500	505
Ally Master Owner Trust, Ser 2012-3, Cl A2
1.210%, 06/15/2017	515	516

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

AmeriCredit Automobile Receivables Trust, Ser 2010-1, Cl B
3.720%, 11/17/2014	$414	$419
AmeriCredit Automobile Receivables Trust, Ser 2010-3, Cl A3
1.140%, 04/08/2015	267	267
AmeriCredit Automobile Receivables Trust, Ser 2010-4, Cl B
1.990%, 10/08/2015	778	785
AmeriCredit Automobile Receivables Trust, Ser 2010-A, Cl A3
3.510%, 07/06/2017	613	629
AmeriCredit Automobile Receivables Trust, Ser 2011-1, Cl A2
0.840%, 06/09/2014	102	102
AmeriCredit Automobile Receivables Trust, Ser 2011-2, Cl A2
0.900%, 09/08/2014	154	154
AmeriCredit Automobile Receivables Trust, Ser 2011-3, Cl A3
1.170%, 01/08/2016	650	654
AmeriCredit Automobile Receivables Trust, Ser 2011-4, Cl A2
0.920%, 03/09/2015	758	759
AmeriCredit Automobile Receivables Trust, Ser 2012-1, Cl A2
0.910%, 10/08/2015	290	291
AmeriCredit Automobile Receivables Trust, Ser 2012-3, Cl A2
0.710%, 12/08/2015	570	568
ARI Fleet Lease Trust 2010-A, Ser 2012-A, Cl A
0.790%, 03/15/2020 (A)(B)	160	160
Avis Budget Rental Car Funding AESOP LLC, Ser 2009-2A, Cl A
5.680%, 02/20/2014 (B)	498	505
Avis Budget Rental Car Funding AESOP LLC, Ser 2010-2A, Cl A
3.630%, 08/20/2014 (B)	238	242
Avis Budget Rental Car Funding AESOP LLC, Ser 2011-1A, Cl A11
1.850%, 11/20/2014 (B)	422	425
Bank of America Auto Trust, Ser 2009-2A, Cl A4
3.030%, 10/15/2016 (B)	393	396
Bank of America Auto Trust, Ser 2010-1A, Cl A3
1.390%, 03/15/2014 (B)	97	97

6	SEI Institutional Investments Trust / Quarterly Reporting / August 31, 2012

Schedule of Investments (Unaudited)

Ultra Short Duration Bond Fund

August 31, 2012

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Bank of America Auto Trust, Ser 2010-2, Cl A3
1.310%, 07/15/2014	$96	$96
BMW Vehicle Lease Trust, Ser 2011-1, Cl A3
1.060%, 02/20/2014	346	347
BMW Vehicle Owner Trust, Ser 2011-A, Cl A3
0.760%, 08/25/2015	510	512
CarMax Auto Owner Trust, Ser 2009-2, Cl A4
2.820%, 12/15/2014	178	181
CarMax Auto Owner Trust, Ser 2010-1, Cl A4
2.400%, 04/15/2015	492	500
CarMax Auto Owner Trust, Ser 2010-2, Cl A3
1.410%, 02/16/2015	523	525
CarMax Auto Owner Trust, Ser 2010-3, Cl A3
0.990%, 02/17/2015	725	727
CarMax Auto Owner Trust, Ser 2012-1, Cl A3
0.890%, 09/15/2016	347	349
Chesapeake Funding LLC, Ser 2011-2A, Cl A
1.494%, 04/07/2024 (A)(B)	445	449
Chesapeake Funding LLC, Ser 2012-1A
0.994%, 11/07/2023 (A)(B)	800	801
Enterprise Fleet Financing LLC, Ser 2012-1, Cl A2
1.140%, 11/20/2017 (B)	310	311
Ford Credit Auto Lease Trust, Ser 2010-B, Cl A3
0.910%, 07/15/2013 (B)	29	29
Ford Credit Auto Lease Trust, Ser 2011-A, Cl A2
0.740%, 09/15/2013	548	548
Ford Credit Auto Lease Trust, Ser 2011-B, Cl A2
0.820%, 01/15/2014	536	537
Ford Credit Auto Owner Trust, Ser 2010-A, Cl A3
1.320%, 06/15/2014	241	241
Ford Credit Auto Owner Trust, Ser 2010-B, Cl A3
0.980%, 10/15/2014	266	266
Ford Credit Auto Owner Trust, Ser 2011-B, Cl A3
0.840%, 06/15/2015	420	422
Ford Credit Auto Owner Trust, Ser 2012-C, Cl A3
0.580%, 12/15/2016	386	387
Ford Credit Floorplan Master Owner Trust, Ser 2010-1, Cl B
2.489%, 12/15/2014 (A)(B)	1,484	1,493
Ford Credit Floorplan Master Owner Trust, Ser 2011-1, Cl A2
0.839%, 02/15/2016 (A)	287	289

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Ford Credit Floorplan Master Owner Trust, Ser 2012-1, Cl A
0.709%, 01/15/2016 (A)	$613	$616
GE Dealer Floorplan Master Note Trust, Ser 2012-1, Cl A
0.810%, 02/20/2017 (A)	803	803
GE Dealer Floorplan Master Note Trust, Ser 2012-3, Cl A
0.727%, 06/20/2017 (A)	1,285	1,285
Harley-Davidson Motorcycle Trust, Ser 2010-1, Cl A3
1.160%, 02/15/2015	352	353
Harley-Davidson Motorcycle Trust, Ser 2011-1, Cl A3
0.960%, 05/16/2016	1,100	1,104
Harley-Davidson Motorcycle Trust, Ser 2011-2, Cl A2
0.710%, 05/15/2015	344	344
Harley-Davidson Motorcycle Trust, Ser 2012-1, Cl A3
0.680%, 04/15/2017	495	495
Hertz Vehicle Financing LLC, Ser 2009-2A, Cl A1
4.260%, 03/25/2014 (B)	498	504
Hertz Vehicle Financing LLC, Ser 2010-1A, Cl A1
2.600%, 02/25/2015 (B)	402	411
Hertz Vehicle Financing LLC, Ser 2011-1A, Cl A1
2.200%, 03/25/2016 (B)	418	428
Honda Auto Receivables Owner Trust, Ser 2010-2, Cl A3
1.340%, 03/18/2014	131	131
Honda Auto Receivables Owner Trust, Ser 2011-2, Cl A3
0.940%, 03/18/2015	780	783
Honda Auto Receivables Owner Trust, Ser 2012-1, Cl A3
0.770%, 01/15/2016	297	299
Honda Auto Receivables Owner Trust, Ser 2012-3, Cl A3
0.560%, 05/15/2016	450	451
Huntington Auto Trust, Ser 2009- 1A, Cl A4
5.730%, 01/15/2014 (B)	73	74
Huntington Auto Trust, Ser 2011- 1A, Cl A3
1.010%, 01/15/2016 (B)	890	895
Hyundai Auto Lease Securitization Trust, Ser 2011-A, Cl A2
0.690%, 11/15/2013 (B)	538	538
Hyundai Auto Receivables Trust, Ser 2010-A, Cl A3
1.500%, 10/15/2014	228	229
Hyundai Auto Receivables Trust, Ser 2010-B, Cl A3
0.970%, 04/15/2015	525	527
Hyundai Auto Receivables Trust, Ser 2011-A, Cl A2
0.690%, 11/15/2013	68	68

7	SEI Institutional Investments Trust / Quarterly Reporting / August 31, 2012

Schedule of Investments (Unaudited)

Ultra Short Duration Bond Fund

August 31, 2012

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Mercedes-Benz Auto Lease Trust, Ser 2012-A, Cl A3
0.880%, 11/17/2014	$500	$502
Mercedes-Benz Auto Receivables Trust, Ser 2011-1, Cl A3
0.850%, 03/16/2015	680	682
MMCA Automobile Trust, Ser 2012-A, Cl A2
0.810%, 08/15/2014 (B)	1,136	1,138
Navistar Financial Dealer Note Master Trust, Ser 2009-1, Cl A
1.685%, 10/26/2015 (A)(B)	615	616
Navistar Financial Owner Trust, Ser 2012-A, Cl A2
0.850%, 03/18/2015 (B)	410	411
Nissan Auto Lease Trust, Ser 2011-A, Cl A3
1.040%, 08/15/2014	500	503
Nissan Auto Lease Trust, Ser 2012-A, Cl A3
0.980%, 05/15/2015	500	504
Nissan Auto Receivables Owner Trust, Ser 2011-A, Cl A2
0.650%, 12/16/2013	295	295
Nissan Master Owner Trust Receivables, Ser 2012-A, Cl A
0.709%, 05/15/2017 (A)	750	752
Santander Drive Auto Receivables Trust, Ser 2010-2, Cl A3
1.240%, 02/17/2014	853	854
Santander Drive Auto Receivables Trust, Ser 2011-1, Cl A2
0.940%, 02/18/2014	383	383
Santander Drive Auto Receivables Trust, Ser 2012-1, Cl A2
1.250%, 04/15/2015	335	337
Santander Drive Auto Receivables Trust, Ser 2012-4, Cl A2
0.790%, 08/17/2015	650	648
Toyota Auto Receivables Owner Trust, Ser 2010-B, Cl A3
1.040%, 02/18/2014	188	189
USAA Auto Owner Trust, Ser 2009-2, Cl A4
2.530%, 07/15/2015	65	65
Volkswagen Auto Loan Enhanced Trust, Ser 2010-1, Cl A3
1.310%, 01/20/2014	51	51
Volkswagen Auto Loan Enhanced Trust, Ser 2012-1, Cl A2
0.610%, 10/20/2014	620	621
World Omni Auto Receivables Trust, Ser 2010-A, Cl A3
1.340%, 12/16/2013	13	13
World Omni Automobile Lease Securitization Trust, Ser 2011- A, Cl A2
0.810%, 10/15/2013	857	858

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

World Omni Automobile Lease Securitization Trust, Ser 2011- A, Cl A3
1.490%, 10/15/2014	$500	$504
World Omni Automobile Lease Securitization Trust, Ser 2011-A, Cl A4
1.780%, 09/15/2016	247	251
World Omni Automobile Lease Securitization Trust, Ser 2012-A, Cl A3
0.930%, 11/16/2015	536	538

		42,416

Credit Cards — 1.6%
Capital One Multi-Asset Execution Trust, Ser 2007-A8, Cl A8
0.768%, 10/15/2015 (A)	754	754
Chase Issuance Trust, Ser 2005-A11, Cl A
0.309%, 12/15/2014 (A)	100	100
Chase Issuance Trust, Ser 2008- A13, Cl A13
1.968%, 09/15/2015 (A)	200	203
Citibank Omni Master Trust, Ser 2009-A14A, Cl A14
2.990%, 08/15/2018 (A)(B)	500	524
Discover Card Master Trust, Ser 2012-A1, Cl A1
0.810%, 08/15/2017	550	555
Discover Card Master Trust, Ser 2012-A3, Cl A3
0.860%, 11/15/2017	301	304
GE Capital Credit Card Master Note Trust, Ser 2011-1, Cl A
0.789%, 01/15/2017 (A)	429	431
Golden Credit Card Trust, Ser 2012-3A
0.690%, 07/17/2017 (A)(B)	580	580

		3,451

Mortgage Related Securities — 0.5%
Ameriquest Mortgage Securities, Ser 2005-R3, Cl A1A
0.435%, 05/25/2035 (A)	172	171
HSBC Home Equity Loan Trust, Ser 2005-1, Cl A
0.527%, 01/20/2034 (A)	361	344
HSBC Home Equity Loan Trust, Ser 2006-2, Cl A1
0.387%, 03/20/2036 (A)	519	494

		1,009

Other Asset-Backed Securities — 4.1%
ACAS Business Loan Trust, Ser 2007-1A, Cl C
1.286%, 08/16/2019 (A)(B)	392	352
CapitalSource Commercial Loan Trust, Ser 2006-1A, Cl C
0.787%, 08/22/2016 (A)(B)	23	23

8	SEI Institutional Investments Trust / Quarterly Reporting / August 31, 2012

Schedule of Investments (Unaudited)

Ultra Short Duration Bond Fund

August 31, 2012

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

CNH Equipment Trust, Ser 2009-B, Cl A4
5.170%, 10/15/2014	$302	$303
CNH Equipment Trust, Ser 2010-C, Cl A3
1.170%, 05/15/2015	242	243
CNH Equipment Trust, Ser 2011-C, Cl A2
0.900%, 04/15/2015	615	616
GE Equipment Midticket LLC, Ser 2010-1, Cl A3
0.940%, 07/14/2014 (B)	411	411
GE Equipment Midticket LLC, Ser 2010-1, Cl A4
1.470%, 07/14/2015 (B)	602	606
GE Equipment Small Ticket LLC, Ser 2011-1A, Cl A2
0.880%, 08/21/2013 (B)	216	216
GE Equipment Transportation LLC, Ser 2011-1, Cl A4
1.330%, 05/20/2019	335	338
GE Equipment Transportation LLC, Ser 2012-1, Cl A3
0.990%, 11/23/2015	112	113
John Deere Owner Trust, Ser 2011-A, Cl A2
0.640%, 06/16/2014	103	104
John Deere Owner Trust, Ser 2012-B, Cl A2
0.430%, 02/17/2015	505	505
John Deere Owner Trust, Ser 2012-B, Cl A3
0.530%, 07/15/2016	605	605
Katonah, Ser 2005-7A, Cl B
0.854%, 11/15/2017 (A)(B)	696	556
Madison Park Funding I, Ser 2007-4A, Cl A1B
0.768%, 03/22/2021 (A)(B)	580	502
Morgan Stanley ABS Capital I, Ser 2006-WMC1, Cl A2B
0.435%, 12/25/2035 (A)	32	31
Securitized Asset-Backed Receivables LLC Trust, Ser 2005-FR4, Cl M1
0.716%, 01/25/2036 (A)	118	117
Sierra Receivables Funding LLC, Ser 2007-2A, Cl A2
1.237%, 09/20/2019 (A)(B)	79	78
SLM Student Loan Trust, Ser 2006-4, Cl A4
0.531%, 04/25/2023 (A)	362	361
SLM Student Loan Trust, Ser 2007-2, Cl A2
0.451%, 07/25/2017 (A)	396	395
SLM Student Loan Trust, Ser 2008-5, Cl A2
1.551%, 10/25/2016 (A)	560	565
SLM Student Loan Trust, Ser 2011-A, Cl A1
1.239%, 10/15/2024 (A)(B)	245	246

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

SLM Student Loan Trust, Ser 2011-B, Cl A1
1.089%, 12/16/2024 (A)(B)	$767	$767
SLM Student Loan Trust, Ser 2012-5, Cl A1
0.563%, 11/25/2016 (A)	580	580

		8,633

Total Asset-Backed Securities (Cost $55,381) ($ Thousands)		55,509

MUNICIPAL BONDS — 4.0%
El Paso, Texas Taxable Pension, RB
3.610%, 08/15/2014	530	560
Kalamazoo, Hospital Finance Authority, Ser B, RB
3.125%, 05/15/2041 (A)	1,270	1,284
Louisa, Industrial Development Authority, Ser A, RB
2.500%, 03/01/2031	870	876
Louisiana, Local Government Environmental Facilities & Community Development Authority, RB
1.110%, 02/01/2016	226	226
New Jersey State, Turnpike Authority, Ser B, RB, AMBAC
4.252%, 01/01/2016	2,045	2,144
New Jersey, Economic Development Authority, Build America Project, RB
1.474%, 06/15/2013	580	580
New York, GO
1.520%, 08/01/2013	465	470
State of California, GO
5.450%, 04/01/2015	305	338
State of Illinois, GO
4.071%, 01/01/2014	1,000	1,036
State of Massachusetts, GO
3.000%, 07/01/2013	370	378
University of California, Build America Project, RB
1.988%, 05/15/2050	515	520

Total Municipal Bonds (Cost $8,357) ($ Thousands)		8,412

U.S. GOVERNMENT AGENCY OBLIGATIONS — 4.8%
FHLB
2.750%, 03/13/2015	750	795
FHLMC
1.000%, 04/24/2015	1,610	1,612
0.500%, 10/18/2013	890	890
0.450%, 02/21/2014	2,500	2,503
0.375%, 04/28/2014	500	501

9	SEI Institutional Investments Trust / Quarterly Reporting / August 31, 2012

Schedule of Investments (Unaudited)

Ultra Short Duration Bond Fund

August 31, 2012

Description	Face Amount ($ Thousands)/Shares	Market Value ($ Thousands)

FNMA
0.700%, 06/26/2015	$2,250	$2,253
0.500%, 09/19/2013	1,490	1,490

Total U.S. Government Agency Obligations (Cost $10,039) ($ Thousands)		10,044

REPURCHASE AGREEMENT (C) — 3.1%
BNP Paribas
0.200%, dated 08/31/12, to be repurchased on 09/04/2012, repurchase price $6,400,142 (collateralized by a FNMA obligation, par value $7,614,675, 4.000%, 12/01/2025; with total market value $6,528,001)	6,400	6,400

Total Repurchase Agreement (Cost $6,400) ($ Thousands)		6,400

U.S. TREASURY OBLIGATIONS — 2.0%
U.S. Treasury Notes
1.500%, 12/31/2013	1,600	1,627
0.500%, 10/15/2014	2,600	2,614

Total U.S. Treasury Obligations (Cost $4,238) ($ Thousands)		4,241

COMMERCIAL PAPER — 0.9%
AllianceBernstein
0.389%, 09/05/2012	270	270
0.360%, 09/04/2012	550	550
NYSE Euronext
0.370%, 09/06/2012	1,075	1,075

Total Commercial Paper (Cost $1,895) ($ Thousands)		1,895

CERTIFICATE OF DEPOSIT — 0.4%
Intesa Sanpaolo
2.375%, 12/21/2012	871	857

Total Certificate of Deposit (Cost $872) ($ Thousands)		857

CASH EQUIVALENT — 0.1%
SEI Daily Income Trust, Prime Obligation Fund, Cl A
0.060% *†	210,873	211

Total Cash Equivalent (Cost $211) ($ Thousands)		211

Total Investments — 107.1% (Cost $224,007) ($ Thousands) ††		$224,623

A list of the open futures contracts held by the Fund at August 31, 2012, are as follows:

Type of Contract	Number of Contracts Short	Expiration Date	Unrealized Depreciation ($ Thousands)
U.S. 2-Year Treasury Note	(14)	Jan-2013	$(2)
U.S. 5-Year Treasury Note	(20)	Jan-2013	(10)
U.S. 10-Year Treasury Note	(12)	Dec-2012	(10)

			$(22)

For the period ended August 31, 2012, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

Percentages are based on a Net Assets of $209,717 ($ Thousands).

*	The rate reported is the 7-day effective yield as of August 31, 2012.

†	Investment in Affiliated Security.

††	At August 31, 2012, the tax basis cost of the Fund’s investments was $224,007 ($ Thousands), and the unrealized appreciation and depreciation were $1,347 ($ Thousands) and $731 ($ Thousands), respectively.

‡	Real Estate Investment Trust.

(A)	Variable Rate Security - The rate reported on the Schedule of Investments is the rate in effect as of August 31, 2012. The date reported on the Schedule of Investments is the next reset date.

(B)	Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors.” These securities have been determined to be liquid under guidelines established by the Board of Trustees.

(C)	Tri-party repurchase agreement.

ABS — Asset-Based Security

AMBAC— American Municipal Bond Assurance Corporation

ARM — Adjustable Rate Mortgage

Cl — Class

CMO — Collateralized Mortgage Obligation

FDIC — Federal Deposit Insurance Corporation

FHLB — Federal Home Loan Bank

FHLMC — Federal Home Loan Mortgage Corporation

FNMA — Federal National Mortgage Association

GO — General Obligation

LLC — Limited Liability Company

MTN — Medium Term Note

NCUA — National Credit Union Association

RB— Revenue Bond

Ser — Series

TBA — To Be Announced

The following is a summary of the inputs used as of August 31, 2012, in valuing the Fund’s investments carried at value ($ Thousands).

Investments in Securities	Level 1	Level 2	Level 3(1)	Total
Corporate Obligations	$—	$83,678	$—	$83,678
Asset-Backed Securities	—	54,601	908	55,509
Mortgage-Backed Securities	—	53,376	—	53,376
U.S. Government Agency
Obligations	—	10,044	—	10,044
Municipal Bonds	—	8,412	—	8,412
Repurchase Agreement	—	6,400	—	6,400
U.S. Treasury Obligations	—	4,241	—	4,241
Commercial Paper	—	1,895	—	1,895
Certificate of Deposit	—	857	—	857
Cash Equivalent	211	—	—	211

Total Investments in Securities	$211	$223,504	$908	$224,623

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Future Contracts*	$(22)	$—	$—	$(22)

*	Futures contracts are valued at the unrealized depreciation on the instrument

(1)	A reconciliation of Level 3 investments is presented when the Fund has a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets.

10	SEI Institutional Investments Trust / Quarterly Reporting / August 31, 2012

Schedule of Investments (Unaudited)

Ultra Short Duration Bond Fund

August 31, 2012

During the period ended August 31, 2012, there were no transfers between Level 1 and Level 2 assets and liabilities.

During the period ended August 31, 2012, the transfers out of Level 3 were due to changes in the availability of observable inputs used to determine fair value.

Amounts designated as “—” are $O or have been rounded to $O.

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

11	SEI Institutional Investments Trust / Quarterly Reporting / August 31, 2012

SCHEDULE OF INVESTMENTS (Unaudited)

Emerging Markets Debt Fund

August 31, 2012

Description	Face Amount (1) (Thousands)		Market Value ($ Thousands)

GLOBAL BONDS — 85.5%

Argentina — 1.6%
Capex
10.000%, 03/10/2018 (A)		594	$384
City of Buenos Aires Argentina
9.950%, 03/01/2017 (A)		1,875	1,537
Empresa Distribuidora Y Comercializadora Norte
9.750%, 10/25/2022 (A)		680	279
Provincia de Buenos Aires
9.625%, 04/18/2028		535	305
9.625%, 04/18/2028 (A)		1,160	661
9.375%, 09/14/2018		1,000	652
Provincia de Mendoza Argentina
5.500%, 09/04/2018		247	177
Provincia de Neuquen Argentina
8.656%, 10/18/2014 (A)		85	87
Republic of Argentina
8.750%, 06/02/2017		320	296
8.280%, 12/31/2033		1,488	1,012
8.280%, 12/31/2033		392	261
7.820%, 12/31/2033	EUR	1,356	974
7.820%, 12/31/2033	EUR	9,299	6,652
7.000%, 10/03/2015		1,010	843
7.000%, 10/03/2015		90	75
6.000%, 03/31/2023 (B)(C)		172	138
5.830%, 12/31/2033	ARS	1,723	428
4.191%, 12/15/2035	EUR	13,017	1,674
2.500%, 03/31/2019 (A)		2,200	726
0.044%, 12/15/2035		5,430	611
0.000%, 03/31/2023 (B)(C)		1,680	1,260
WPE International Tief
10.375%, 09/30/2020		600	503
10.375%, 09/30/2020 (A)		550	461

			19,996

Azerbaijan — 0.0%
State Oil of the Azerbaijan Republic
5.450%, 02/09/2017		360	384

Barbados — 0.1%
Columbus International
11.500%, 11/20/2014 (A)		1,400	1,519
Government of Barbados
7.000%, 08/04/2022 (A)		210	214

			1,733

Description	Face Amount (1) (Thousands)		Market Value ($ Thousands)

Belarus — 0.2%
Republic of Belarus
8.950%, 01/26/2018		1,290	$1,219
8.750%, 08/03/2015		1,180	1,156

			2,375

Bermuda — 0.1%
Bermuda Government International Bond
4.138%, 01/03/2023 (A)		880	928

Bosnia and Herzegovina — 0.1%
Republic of Bosnia & Herzegovina
2.063%, 12/11/2021 (B)	DEM	1,583	770

Brazil — 6.3%
Banco Cruzeiro do Sul
8.875%, 09/22/2020		424	84
8.875%, 09/22/2020 (A)		1,334	267
Banco Nacional de Desenvolvimento Economico e Social
6.500%, 06/10/2019 (A)		620	756
5.500%, 07/12/2020 (A)		400	469
Barclays, CLN (Brazil Notas do Tesouro Nacional, Serie B)
6.000%, 10/01/2012	BRL	1,040	1,201
Barclays, CLN (Brazil Notas do Tesouro Nacional, Serie F)
10.000%, 01/01/2017	BRL	15,140	7,694
10.000%, 01/01/2021	BRL	900	454
10.000%, 01/01/2021	BRL	7,120	3,595
BM&F Bovespa
5.500%, 07/16/2020 (A)		406	448
BR Properties
9.000%, 12/31/2049 (A)		180	194
Braskem Finance
7.375%, 10/04/2049		100	105
Brazil Notas do Tesouro Nacional Serie B
10.674%, 08/15/2020	BRL	4,970	6,043
6.000%, 05/15/2015	BRL	6,440	7,436
6.000%, 08/15/2016	BRL	2,730	3,188
Brazil Notas do Tesouro Nacional Serie F
10.000%, 01/01/2014	BRL	1,758	887
10.000%, 01/01/2021	BRL	3,200	1,616
10.000%, 01/01/2023	BRL	9,470	4,765
Cia Energetica de Sao Paulo MTN
9.750%, 01/15/2015		670	486

1	SEI Institutional Investments Trust / Quarterly Reporting / August 31, 2012

SCHEDULE OF INVESTMENTS (Unaudited)

Emerging Markets Debt Fund

August 31, 2012

Description	Face Amount (1) (Thousands)		Market Value ($ Thousands)

Federal Republic of Brazil
11.000%, 08/17/2040		100	$128
10.250%, 01/10/2028	BRL	470	296
10.125%, 05/15/2027		2,273	4,046
8.875%, 04/15/2024		320	510
8.500%, 01/05/2024	BRL	10,250	5,716
8.250%, 01/20/2034		2,219	3,684
7.125%, 01/20/2037		1,135	1,725
5.875%, 01/15/2019		360	444
5.625%, 01/07/2041		1,639	2,118
4.875%, 01/22/2021		1,247	1,488
Fibria Overseas Finance
6.750%, 03/03/2021		700	728
General Shopping Finance
10.000%, 12/31/2049 (A)		66	67
Globo Comunicacao e Participacoes
6.250%, 07/20/2015 (A)		162	173
Itau Unibanco Holding
5.650%, 03/19/2022 (A)		232	239
JBS Finance
8.250%, 01/29/2018		400	400
8.250%, 01/29/2018 (A)		1,410	1,410
JPMorgan Chase, CLN (Brazil Notas do Tesouro Nacional, Serie F)
10.000%, 01/01/2023	BRL	2,000	1,006
JPMorgan Chase, CLN (Brazil Notas do Tesouro Nacional, Serie B)
6.000%, 05/15/2015	BRL	4,167	4,812
Marfrig Holding Europe
8.375%, 05/09/2018		642	507
Marfrig Overseas
9.500%, 05/04/2020		1,000	800
Minerva Luxembourg
12.250%, 02/10/2022 (A)		1,100	1,260
Minerva Overseas II
10.875%, 11/15/2019 (A)		164	179
Morgan Stanley
10.090%, 05/03/2017 (A)	BRL	2,800	1,463
NET Servicos de Comunicacao
7.500%, 01/27/2020		300	348
Odebrecht Drilling Norbe VIII
6.350%, 06/30/2021		402	442
6.350%, 06/30/2021 (A)		95	105
OGX Austria GmbH
8.375%, 04/01/2022 (A)		400	340
OGX Petroleo e Gas Participacoes
8.500%, 06/01/2018 (A)		342	303

Description	Face Amount (1) (Thousands)		Market Value ($ Thousands)

OSX 3 Leasing
9.250%, 03/20/2015 (A)		300	$309
QGOG Atlantic
5.250%, 07/30/2018 (A)		344	357
Schahin II Finance
5.875%, 09/25/2022 (A)		710	730
Vale Overseas
8.250%, 01/17/2034		260	336
6.875%, 11/21/2036		280	329
Voto-Votorantim Overseas Trading Operations
6.625%, 09/25/2019 (A)		600	680

			77,166

Chile — 0.7%
Banco del Estado de Chile
4.125%, 10/07/2020		160	174
4.125%, 10/07/2020 (A)		300	327
3.875%, 02/08/2022 (A)		250	269
BRT Escrow
8.000%, 08/18/2018 (A)		1,159	1,190
Chile Government International Bond
5.500%, 08/05/2020	CLP	500,000	1,111
3.250%, 09/14/2021		170	183
Empresa Nacional del Petroleo
6.250%, 07/08/2019		100	116
6.250%, 07/08/2019 (A)		30	35
5.250%, 08/10/2020 (A)		280	309
Nacional del Cobre de Chile
7.500%, 01/15/2019		190	244
6.150%, 10/24/2036		857	1,106
6.150%, 10/24/2036 (A)		569	735
4.250%, 07/17/2042 (A)		1,136	1,146
3.875%, 11/03/2021 (A)		450	488
3.750%, 11/04/2020		120	128
3.750%, 11/04/2020 (A)		310	331
3.000%, 07/17/2022 (A)		756	760

			8,652

China — 1.1%
Agile Property Holdings
8.875%, 04/28/2017		900	890
China Overseas Finance Cayman II
5.500%, 11/10/2020		100	108
China Shanshui Cement Group
10.500%, 04/27/2017 (A)		750	769

2	SEI Institutional Investments Trust / Quarterly Reporting / August 31, 2012

SCHEDULE OF INVESTMENTS (Unaudited)

Emerging Markets Debt Fund

August 31, 2012

Description	Face Amount (1) (Thousands)		Market Value ($ Thousands)

CNPC HK Overseas Capital
5.950%, 04/28/2041		400	$520
Country Garden Holdings
11.250%, 04/22/2017		1,600	1,664
ENN Energy Holdings
6.000%, 05/13/2021		200	221
Evergrande
13.000%, 01/27/2015		300	289
13.000%, 01/27/2015 (A)		800	770
Evergrande Real Estate Group
9.250%, 01/19/2016	CNY	5,600	727
7.500%, 01/19/2014	CNY	3,280	464
Fosun International
7.500%, 05/12/2016		400	384
Franshion Development
6.750%, 04/15/2021 (A)		430	422
Hidili Industry International Development
8.625%, 11/04/2015		900	702
Mega Advance Investments
5.000%, 05/12/2021 (A)		200	220
MIE Holdings
9.750%, 05/12/2016 (A)		200	202
Sinochem Offshore Capital
1.800%, 01/18/2014	CNY	3,000	461
Sinochem Overseas Capital
6.300%, 11/12/2040		190	215
4.500%, 11/12/2020		925	976
4.500%, 11/12/2020 (A)		1,855	1,957
Sinopec Group Overseas Development 2012
4.875%, 05/17/2042 (A)		520	587
3.900%, 05/17/2022 (A)		310	333
Tencent Holdings
4.625%, 12/12/2016		200	212
3.375%, 03/05/2018		230	231
West China Support
7.500%, 01/25/2016 (A)		300	255

			13,579

Colombia — 4.6%
BanColombia
5.950%, 06/03/2021		400	441
5.950%, 06/03/2021 (A)		431	475
Bogota Distrito Capital
9.750%, 07/26/2028	COP	405,000	325
9.750%, 07/26/2028 (A)	COP	10,518,000	8,454
Citigroup Funding MTN, CLN (Republic of Colombia)
11.000%, 07/27/2020	COP	9,180,000	6,440
6.000%, 08/16/2018		4,745	4,634
Citigroup, CLN (Republic of Colombia)
7.000%, 02/25/2015	COP	300,000	369

Description	Face Amount (1) (Thousands)		Market Value ($ Thousands)

Colombia Government International Bond
Ecopetrol
7.625%, 07/23/2019 (A)		210	$271
Emgesa ESP
8.750%, 01/25/2021	COP	940,000	583
Empresa de Energia de Bogota
6.125%, 11/10/2021		200	216
Empresas Publicas de Medellin ESP
8.375%, 02/01/2021	COP	334,000	205
Grupo Aval
5.250%, 02/01/2017 (A)		200	213
Gruposura Finance
5.700%, 05/18/2021 (A)		472	507
Republic of Colombia
12.000%, 10/22/2015	COP	4,606,000	3,124
11.750%, 02/25/2020		2,768	4,526
10.375%, 01/28/2033		40	74
9.850%, 06/28/2027	COP	5,620,000	4,666
8.125%, 05/21/2024		1,210	1,815
7.750%, 04/14/2021	COP	6,097,000	4,138
7.375%, 01/27/2017		1,385	1,722
7.375%, 03/18/2019		1,310	1,742
7.375%, 09/18/2037		5,670	8,703
6.125%, 01/18/2041		1,230	1,676
4.375%, 07/12/2021		450	522
Titulos de Tesoreria
7.000%, 02/25/2015	COP	620,000	763
Transportadora de Gas Internacional ESP
5.700%, 03/20/2022 (A)		200	211

			56,815

Croatia — 1.0%
Republic of Croatia
6.750%, 11/05/2019		2,455	2,645
6.625%, 07/14/2020		2,175	2,322
6.625%, 07/14/2020 (A)		2,189	2,337
6.375%, 03/24/2021		830	872
6.375%, 03/24/2021 (A)		1,308	1,373
6.250%, 04/27/2017 (A)		1,216	1,284
Zagrebacki Holding
5.500%, 07/10/2017	EUR	1,300	1,355

			12,188

Czech Republic — 0.1%
Central European Media Enterprises
11.625%, 09/15/2016 (A)	EUR	600	790

3	SEI Institutional Investments Trust / Quarterly Reporting / August 31, 2012

SCHEDULE OF INVESTMENTS (Unaudited)

Emerging Markets Debt Fund

August 31, 2012

Description	Face Amount (1) (Thousands)	Market Value ($ Thousands)

Dominican Republic — 0.2%
Capital Cana
10.000%, 04/30/2016 (C)	1,054	$158
10.000%, 04/30/2016 (C)	1,007	252
Republic of Dominican Republic
7.500%, 05/06/2021	340	387
7.500%, 05/06/2021 (A)	1,320	1,501

		2,298

Ecuador — 0.0%
Republic of Ecuador
9.375%, 12/15/2015	260	266

Egypt — 0.1%
Arab Republic of Egypt
6.875%, 04/30/2040	200	191
5.750%, 04/29/2020 (A)	270	275
Nile Finance
5.250%, 08/05/2015	360	356

		822

El Salvador — 0.3%
Republic of El Salvador
8.250%, 04/10/2032	110	131
7.750%, 01/24/2023	367	428
7.650%, 06/15/2035	110	124
7.650%, 06/15/2035	1,655	1,866
7.625%, 02/01/2041 (A)	410	463
7.375%, 12/01/2019 (A)	250	288
Telemovil Finance
8.000%, 10/01/2017 (A)	500	523

		3,823

Georgia — 0.1%
Georgian Railway
7.750%, 07/11/2022 (A)	420	462
Republic of Georgia
6.875%, 04/12/2021 (A)	310	348

		810

Germany — 0.4%
Deutsche Bank, CLN, (Cablevision) MTN
9.375%, 02/13/2018 (A)	2,084	1,563
Deutsche Bank (London)
10.000%, 01/06/2021	3,500	3,662

		5,225

Description	Face Amount (1) (Thousands)		Market Value ($ Thousands)

Ghana — 0.1%
Republic of Ghana
8.500%, 10/04/2017		944	$1,088
8.500%, 10/04/2017 (A)		300	346

			1,434

Hong Kong — 0.4%
Bank of China Hong Kong
5.550%, 02/11/2020 (A)		930	1,022
Central China Real Estate
12.250%, 10/20/2015		300	318
China Oriental Group
8.000%, 08/18/2015		600	541
8.000%, 08/18/2015 (A)		650	586
Hutchison Whampoa International 10
6.000%, 12/31/2049		264	273
Hutchison Whampoa International 11
4.625%, 01/13/2022 (A)		500	541
Industrial & Commercial Bank of China Asia MTN
5.125%, 11/30/2020		210	225
PCCW-HKT Capital No. 4
4.250%, 02/24/2016		337	356
Sino-Forest
10.250%, 07/28/2014 (C)		1,140	160
10.250%, 07/28/2014 (A)(C)		160	22
6.250%, 10/21/2017 (C)		2,140	300
6.250%, 10/21/2017 (A)(C)		158	22
Swire Pacific Financing MTN
4.500%, 02/28/2022		400	428
Yancoal International Resources Development
5.730%, 05/16/2022 (A)		308	313

			5, 107

Hungary — 2.8%
Republic of Hungary
8.000%, 02/12/2015	HUF	1,127,000	5,122
7.750%, 08/24/2015	HUF	2,147,860	9,732
7.625%, 03/29/2041		870	951
7.000%, 06/24/2022	HUF	866,700	3,751
6.750%, 02/24/2017	HUF	980,000	4,297
6.750%, 11/24/2017	HUF	725,000	3,167
6.375%, 03/29/2021		1,102	1,173
6.250%, 01/29/2020		680	717
6.000%, 01/11/2019	EUR	704	872
5.750%, 06/11/2018	EUR	1,748	2,157
5.500%, 05/06/2014	GBP	73	114
5.000%, 03/30/2016	GBP	253	369
3.500%, 07/18/2016	EUR	1,819	2,119

			34,541

4	SEI Institutional Investments Trust / Quarterly Reporting / August 31, 2012

SCHEDULE OF INVESTMENTS (Unaudited)

Emerging Markets Debt Fund

August 31, 2012

Description	Face Amount (1) (Thousands)		Market Value ($ Thousands)

India — 0.1%
ICICI Bank
5.750%, 11/16/2020 (A)		127	$130
Reliance Holdings USA
6.250%, 10/19/2040		550	578
5.400%, 02/14/2022 (A)		250	262
Vedanta Resources
8.250%, 06/07/2021		200	191
8.250%, 06/07/2021 (A)		200	191

			1,352

Indonesia — 4.6%
Adaro Indonesia MTN
7.625%, 10/22/2019 (A)		480	512
Berau Capital Resources
12.500%, 07/08/2015		700	761
Berau Coal Energy
7.250%, 03/13/2017 (A)		300	286
Deutsche Bank, CLN (Republic of Indonesia)
7.000%, 05/15/2022	IDR	6,000,000	661
Indonesia Treasury Bond
11.000%, 10/15/2014	IDR	5,300,000	615
8.250%, 06/15/2032	IDR	64,860,000	7,714
7.000%, 05/15/2022	IDR	19,300,000	2,126
6.250%, 04/15/2017	IDR	17,400,000	1,860
Indosat Palapa
7.375%, 07/29/2020 (A)		210	237
JPMorgan Chase, CLN (Republic of Indonesia)
7.000%, 05/15/2022	IDR	127,400,000	14,032
Majapahit Holding
8.000%, 08/07/2019 (A)		350	431
7.875%, 06/29/2037 (A)		215	276
7.750%, 10/17/2016		410	479
7.750%, 01/20/2020 (A)		320	393
Pertamina Persero
6.500%, 05/27/2041 (A)		820	931
6.000%, 05/03/2042 (A)		1,035	1,118
4.875%, 05/03/2022 (A)		250	267
Perusahaan Listrik Negara
5.500%, 11/22/2021 (A)		390	425

Description	Face Amount (1) (Thousands)	Market Value ($ Thousands)

Republic of Indonesia
11.625%, 03/04/2019	408	$615
11.625%, 03/04/2019	1,981	2,986
11.625%, 03/04/2019 (A)	1,960	2,955
10.375%, 05/04/2014	170	194
8.500%, 10/12/2035	1,262	1,943
8.500%, 10/12/2035	1,200	1,848
8.500%, 10/12/2035	831	1,280
7.750%, 01/17/2038	3,280	4,772
7.500%, 01/15/2016	550	642
6.875%, 01/17/2018	1,824	2,202
6.875%, 01/17/2018 (A)	100	121
6.750%, 03/10/2014	170	182
6.625%, 02/17/2037	100	130
6.625%, 02/17/2037	70	91
5.875%, 03/13/2020 (A)	790	931
4.875%, 05/05/2021	400	446
4.875%, 05/05/2021 (A)	550	614
Sable International Finance
8.750%, 02/01/2020 (A)	300	331
Star Energy
11.500%, 02/12/2015 (A)	300	322

		55,729

Iraq — 0.7%
Republic of Iraq
5.800%, 01/15/2028	8,745	7,914
5.800%, 01/15/2028 (A)	620	561

		8,475

Israel — 0.2%
Israel Government Bond - Fixed
5.500%, 01/31/2022 ILS	9,600	2,701

Ivory Coast — 0.4%
Government of Ivory Coast
3.750%, 12/31/2032 (C)	6,297	5,132

Jamaica — 0.2%
Digicel Group
10.500%, 04/15/2018	500	540
9.125%, 01/15/2015 (A)	323	326
8.875%, 01/15/2015	400	405
8.875%, 01/15/2015 (A)	750	760

		2,031

Jordan — 0.1%
Kingdom of Jordan
3.875%, 11/12/2015	790	767

5	SEI Institutional Investments Trust / Quarterly Reporting / August 31, 2012

SCHEDULE OF INVESTMENTS (Unaudited)

Emerging Markets Debt Fund

August 31, 2012

Description	Face Amount (1) (Thousands)	Market Value ($ Thousands)

Kazakhstan — 2.0%
BTA Bank
10.750%, 07/01/2018 (C)	5,870	$969
10.750%, 07/01/2018	1,502	248
0.000%, 06/30/2020 (A)(C)	2,772	187
Development Bank of Kazakhstan
5.500%, 12/20/2015 (A)	400	432
Halyk Savings Bank of Kazakhstan
7.250%, 01/28/2021 (A)	700	718
Kazakhstan Temir Zholy Finance
6.950%, 07/10/2042 (A)	200	235
6.375%, 10/06/2020	660	769
Kazatomprom
6.250%, 05/20/2015	150	164
6.250%, 05/20/2015 (A)	900	985
Kazkommertsbank MTN
7.500%, 11/29/2016	800	706
Kazkommertsbank JSC Via Citigroup Global Markets
8.700%, 04/07/2014 (A)	600	510
KazMunayGas National
11.750%, 01/23/2015	2,196	2,646
11.750%, 01/23/2015 (A)	180	217
9.125%, 07/02/2018	968	1,258
9.125%, 07/02/2018 (A)	2,828	3,675
8.375%, 07/02/2013	1,706	1,792
7.000%, 05/05/2020	600	731
7.000%, 05/05/2020 (A)	1,331	1,622
6.375%, 04/09/2021 (A)	3,315	3,945
Tengizchevroil Finance
6.124%, 11/15/2014	229	239
Zhaikmunai Finance
10.500%, 10/19/2015	350	365
10.500%, 10/19/2015 (A)	1,380	1,439

		23,852

Kuwait — 0.1%
Kuwait Projects MTN
9.375%, 07/15/2020	700	818

Latvia — 0.0%
Republic of Latvia
5.250%, 06/16/2021 (A)	540	583

Description	Face Amount (1) (Thousands)		Market Value ($ Thousands)

Lithuania — 1.3%
Republic of Lithuania
7.375%, 02/11/2020		761	$926
7.375%, 02/11/2020 (A)		800	974
6.625%, 02/01/2022		1,300	1,544
6.625%, 02/01/2022 (A)		750	891
6.125%, 03/09/2021		5,680	6,504
6.125%, 03/09/2021 (A)		2,476	2,835
5.125%, 09/14/2017		350	382
5.125%, 09/14/2017 (A)		540	590
4.850%, 02/07/2018	EUR	550	741

			15,387

Malaysia — 4.3%
Axiata SPV1 Labuan
5.375%, 04/28/2020		290	323
Malaysia Government Bond
4.392%, 04/15/2026	MYR	10,900	3,760
4.262%, 09/15/2016	MYR	29,050	9,670
4.160%, 07/15/2021	MYR	11,520	3,853
4.012%, 09/15/2017	MYR	31,220	10,330
3.892%, 03/15/2027	MYR	5,000	1,635
3.580%, 09/28/2018	MYR	7,300	2,362
3.418%, 08/15/2022	MYR	8,810	2,803
3.314%, 10/31/2017	MYR	2,570	823
3.197%, 10/15/2015	MYR	28,810	9,242
Penerbangan Malaysia Berhad
5.625%, 03/15/2016		741	834
Petronas Capital
7.875%, 05/22/2022		858	1,213
5.250%, 08/12/2019		50	59
5.250%, 08/12/2019 (A)		4,744	5,582
Petronas Capital Registered
7.875%, 05/22/2022		46	65
Wakala Global Sukuk
4.646%, 07/06/2021 (A)		410	465

			53,019

Mexico — 9.2%
America Movil
3.125%, 07/16/2022		200	205
2.375%, 09/08/2016		500	519
Axtel
9.000%, 09/22/2019		262	152
Bank of New York Mellon Institucion de Banca Multiple
9.625%, 05/02/2021 (A)		1,478	1,337
BBVA Bancomer
6.750%, 09/30/2022 (A)		500	538
6.008%, 05/17/2022		600	592
Cemex
9.000%, 01/11/2018		250	248
9.000%, 01/11/2018 (A)		344	342

6	SEI Institutional Investments Trust / Quarterly Reporting / August 31, 2012

SCHEDULE OF INVESTMENTS (Unaudited)

Emerging Markets Debt Fund

August 31, 2012

Description	Face Amount (1) (Thousands)		Market Value ($ Thousands)

Cemex Espana Luxembourg
9.500%, 12/14/2016		400	$408
9.250%, 05/12/2020		500	488
9.250%, 05/12/2020 (A)		859	838
Comision Federal de Electricidad
5.750%, 02/14/2042 (A)		570	640
4.875%, 05/26/2021 (A)		300	334
Desarrolladora Homex
9.750%, 03/25/2020 (A)		700	700
GEO
9.250%, 06/30/2020		198	198
9.250%, 06/30/2020 (A)		200	201
8.875%, 03/27/2022 (A)		200	199
Grupo Bimbo
4.875%, 06/30/2020 (A)		215	240
4.500%, 01/25/2022 (A)		100	108
Grupo Senda
10.500%, 10/03/2015		4,390	4,500
Grupo Televisa
6.000%, 05/15/2018		174	204
Mexican Bonos
10.000%, 12/05/2024	MXP	15,600	1,644
10.000%, 11/20/2036	MXP	34,600	3,720
8.500%, 12/13/2018	MXP	37,100	3,307
8.500%, 05/31/2029	MXP	17,100	1,613
8.500%, 11/18/2038	MXP	74,490	7,016
8.000%, 12/17/2015	MXP	20,662	1,706
8.000%, 06/11/2020	MXP	4,200	374
7.750%, 12/14/2017	MXP	36,900	3,134
7.750%, 05/29/2031	MXP	22,800	2,004
7.500%, 06/03/2027	MXP	105,800	9,183
6.500%, 06/10/2021	MXP	155,448	12,676
6.500%, 06/09/2022	MXP	97,380	7,929
6.250%, 06/16/2016	MXP	21,280	1,681
6.000%, 06/18/2015	MXP	57,320	4,454
Mexican Udibonos
5.000%, 06/16/2016	MXP	280	118
2.500%, 12/10/2020	MXP	11,530	4,501
Mexico Cetes
4.394%, 12/13/2012	MXP	440,000	3,278
NII Capital
10.000%, 08/15/2016		1,065	1,030
7.625%, 04/01/2021		476	368
Oceanografia
11.250%, 07/15/2015		1,386	932
Pemex Finance
9.150%, 11/15/2018		1,895	2,341
Pemex Project Funding Master Trust
6.625%, 06/15/2035		1,670	2,075
5.750%, 03/01/2018		934	1,079

Description	Face Amount (1) (Thousands)		Market Value ($ Thousands)

Petroleos Mexicanos
8.000%, 05/03/2019		370	$482
6.500%, 06/02/2041		150	185
6.500%, 06/02/2041 (A)		980	1,210
6.500%, 06/02/2041 (A)		30	37
6.000%, 03/05/2020		120	143
6.000%, 03/05/2020 (A)		80	95
5.500%, 06/27/2044 (A)		190	207
Southern Copper
6.750%, 04/16/2040		162	188
United Mexican States MTN
8.300%, 08/15/2031		1,570	2,536
8.000%, 09/24/2022		1,627	2,310
7.500%, 04/08/2033		450	684
6.050%, 01/11/2040		1,894	2,524
5.950%, 03/19/2019		400	494
5.750%, 10/12/2110		6,698	8,088
5.625%, 01/15/2017		406	475
5.125%, 01/15/2020		1,340	1,601
3.625%, 03/15/2022		310	337
United Mexican States, Ser A MTN
6.750%, 09/27/2034		660	934
Urbi Desarrollos Urbanos
9.750%, 02/03/2022 (A)		800	743
9.500%, 01/21/2020		100	93

			112,520

Mongolia — 0.1%
Development Bank of Mongolia LLC
5.750%, 03/21/2017		200	202
Mongolian Mining MTN
8.875%, 03/29/2017 (A)		706	713

			915

Morocco — 0.1%
Kingdom of Morocco
4.500%, 10/05/2020	EUR	700	874

Nigeria — 0.3%
Afren
11.500%, 02/01/2016		200	224
11.500%, 02/01/2016 (A)		700	784
10.250%, 04/08/2019 (A)		400	440
Republic of Nigeria
16.000%, 06/29/2019	NGN	94,000	647
6.750%, 01/28/2021 (A)		750	846
UBS
7.396%, 09/04/2017 (A)		800	522

			3,463

7	SEI Institutional Investments Trust / Quarterly Reporting / August 31, 2012

SCHEDULE OF INVESTMENTS (Unaudited)

Emerging Markets Debt Fund

August 31, 2012

Description	Face Amount (1) (Thousands)		Market Value ($ Thousands)

Oman — 0.0%
Blue City Investments
13.750%, 11/07/2013 (C)(E)(F)		2,750	$138

Pakistan — 0.1%
Pakistan Mobile Communications
8.625%, 11/13/2013 (A)		330	310
Republic of Pakistan
7.125%, 03/31/2016		450	395
6.875%, 06/01/2017		630	510

			1,215

Panama — 1.0%
Republic of Panama
9.375%, 01/16/2023		595	863
9.375%, 04/01/2029		2,261	3,889
8.875%, 09/30/2027		1,495	2,438
8.125%, 04/28/2034		2,249	3,205
7.250%, 03/15/2015		375	430
7.125%, 01/29/2026		100	142
6.700%, 01/26/2036		690	984

			11,951

Peru — 1.7%
Azucarera del Peru
6.375%, 08/02/2022		124	128
Banco de Credito del Peru
5.375%, 09/16/2020		10	11
5.375%, 09/16/2020 (A)		326	349
BBVA Banco Continental
5.000%, 08/26/2022 (A)		195	200
CFG Investment SAC
9.750%, 07/30/2019		550	528
Inkia Energy
8.375%, 04/04/2021 (A)		348	372
Interoceanica IV Finance
3.952%, 11/30/2025 (B)		686	425
3.216%, 11/30/2018 (B)		272	232
2.642%, 11/30/2018		515	438
Peru Enhanced Pass-Through Finance
4.223%, 06/02/2025		1,000	640
3.228%, 05/31/2018		323	294
3.141%, 05/31/2018		365	332
Republic of Peru
8.750%, 11/21/2033		3,775	6,493
8.600%, 08/12/2017	PEI	2,260	1,039
8.375%, 05/03/2016		380	471
8.200%, 08/12/2026	PEI	5,440	2,779
7.840%, 08/12/2020	PEI	8,500	3,978
7.350%, 07/21/2025		1,060	1,548
7.125%, 03/30/2019		110	144

Description	Face Amount (1) (Thousands)		Market Value ($ Thousands)

6.950%, 08/12/2031	PEI	1,500	$691
Volcan Cia Minera SAA
5.375%, 02/02/2022 (A)		112	120

			21,212

Philippines — 2.1%
Development Bank of Philippines
5.500%, 03/25/2021		370	410
National Power
9.625%, 05/15/2028		1,100	1,639
Power Sector
7.390%, 12/02/2024 (A)		650	883
Republic of Philippines
10.625%, 03/16/2025		1,596	2,737
9.500%, 02/02/2030		4,448	7,578
8.375%, 06/17/2019		360	491
7.750%, 01/14/2031		2,777	4,172
7.500%, 09/25/2024		320	449
6.500%, 01/20/2020		1,280	1,616
6.375%, 10/23/2034		600	814
6.250%, 01/14/2036	PHP	74,000	1,967
5.500%, 03/30/2026		620	763
4.950%, 01/15/2021	PHP	38,000	952
4.000%, 01/15/2021		1,093	1,206

			25,677

Poland — 5.8%
CEDC Finance International
8.875%, 12/01/2016		400	315
Eileme 2
11.625%, 01/31/2020 (A)		1,350	1,478
Poland Government Inflation- Linked Bond
3.000%, 08/24/2016	PLN	13,189	4,119
Polish Television Holding
11.000%, 11/15/2014 (A)	EUR	700	900
Republic of Poland
6.375%, 07/15/2019		7,722	9,489
6.250%, 10/24/2015	PLN	11,660	3,732
5.750%, 04/25/2014	PLN	1,040	321
5.750%, 10/25/2021	PLN	19,800	6,358
5.750%, 09/23/2022	PLN	23,440	7,523
5.500%, 04/25/2015	PLN	26,830	8,375
5.500%, 10/25/2019	PLN	17,430	5,540
5.250%, 10/25/2017	PLN	2,760	865
5.250%, 10/25/2020	PLN	7,700	2,404
5.125%, 04/21/2021		200	232
5.000%, 04/25/2016	PLN	12,400	3,836
5.000%, 03/23/2022		4,613	5,305
4.750%, 10/25/2016	PLN	5,500	1,686
4.359%, 01/25/2014	PLN	26,860	7,652
TVN Finance II
10.750%, 11/15/2017	EUR	200	267
10.750%, 11/15/2017 (A)	EUR	200	267

			70,664

8	SEI Institutional Investments Trust / Quarterly Reporting / August 31, 2012

SCHEDULE OF INVESTMENTS (Unaudited)

Emerging Markets Debt Fund

August 31, 2012

Description	Face Amount (1) (Thousands)		Market Value ($ Thousands)

Qatar — 1.1%
Doha Finance MTN
3.500%, 03/14/2017		300	$308
Qtel International Finance
7.875%, 06/10/2019		860	1,101
5.000%, 10/19/2025		200	220
5.000%, 10/19/2025 (A)		372	409
4.750%, 02/16/2021		300	330
4.750%, 02/16/2021 (A)		504	554
Ras Laffan Liquefied Natural Gas II
5.298%, 09/30/2020		420	472
Ras Laffan Liquefied Natural Gas III
5.832%, 09/30/2016		178	194
State of Qatar
9.750%, 06/15/2030		957	1,672
6.550%, 04/09/2019		348	432
6.400%, 01/20/2040		230	307
6.400%, 01/20/2040 (A)		438	584
5.750%, 01/20/2042 (A)		850	1,062
5.250%, 01/20/2020		1,208	1,418
5.250%, 01/20/2020 (A)		3,786	4,443

			13,506

Romania — 0.3%
Romanian Government International Bond
6.000%, 10/19/2013	RON	2,050	575
Romanian Government International Bond MTN
6.750%, 02/07/2022		2,592	2,812
6.750%, 02/07/2022 (A)		390	423

			3,810

Russia — 6.1%
Alfa Bank Via Alfa Bond Issuance
7.875%, 09/25/2017 (A)		100	106
7.750%, 04/28/2021 (A)		1,110	1,145
Alfa Issuance MTN
8.000%, 03/18/2015		208	222
ALROSA Finance
7.750%, 11/03/2020		260	287
Credit Suisse, CLN (Russian Foreign Bond)
7.600%, 04/14/21	RUB	200,000	6,153
BOM Capital
6.699%, 03/11/2015		600	633
Edel Capital for Sinek Capital SA
7.700%, 08/03/2015		600	607

Description	Face Amount (1) (Thousands)		Market Value ($ Thousands)

Evraz Group
9.500%, 04/24/2018		700	$766
6.750%, 04/27/2018		800	778
6.750%, 04/27/2018 (A)		200	194
Gazprom OAO Via Gaz Capital
4.950%, 07/19/2022 (A)		932	977
Lukoil International Finance
6.656%, 06/07/2022		300	350
Metalloinvest Finance
6.500%, 07/21/2016		800	808
MTS International Funding
8.625%, 06/22/2020		100	119
8.625%, 06/22/2020 (A)		1,550	1,843
Novatek Finance
6.604%, 02/03/2021 (A)		243	280
5.326%, 02/03/2016		375	400
OAO TMK Capital
7.750%, 01/27/2018		1,200	1,197
Russian Agricultural Bank Via RSHB Capital
7.750%, 05/29/2018		340	400
5.298%, 12/27/2017 (A)		415	436
Russian Foreign Bond - Eurobond
12.750%, 06/24/2028		1,974	3,775
7.850%, 03/10/2018	RUB	285,000	9,439
7.500%, 03/15/2018	RUB	140,900	4,370
7.500%, 03/31/2030 (D)		15,853	19,776
5.625%, 04/04/2042 (A)		800	945
5.000%, 04/29/2020		200	228
5.000%, 04/29/2020 (A)		1,000	1,140
3.250%, 04/04/2017 (A)		1,200	1,258
Sberbank of Russia Via SB Capital
6.125%, 02/07/2022		300	328
6.125%, 02/07/2022 (A)		290	317
6.125%, 02/07/2022 (A)		200	219
SCF Capital
5.375%, 10/27/2017 (A)		1,231	1,225
Severstal OAO Via Steel Capital
6.700%, 10/25/2017		200	208
6.250%, 07/26/2016		901	924
Teorema Holding
11.000%, 10/27/2009 (C)(F)		2,000	200
VEB-Leasing Via VEB Leasing Investment
5.125%, 05/27/2016		340	354

9	SEI Institutional Investments Trust / Quarterly Reporting / August 31, 2012

SCHEDULE OF INVESTMENTS (Unaudited)

Emerging Markets Debt Fund

August 31, 2012

Description	Face Amount (1) (Thousands)	Market Value ($ Thousands)

VimpelCom Holdings
7.504%, 03/01/2022 (A)	600	$609
6.255%, 03/01/2017	200	203
VIP Finance Ireland for Vimpel Communications
9.125%, 04/30/2018	500	562
9.125%, 04/30/2018 (A)	400	450
7.748%, 02/02/2021 (A)	1,490	1,535
Vnesheconombank Via VEB Finance
6.902%, 07/09/2020	1,420	1,651
6.902%, 07/09/2020 (A)	835	971
6.800%, 11/22/2025	30	35
6.800%, 11/22/2025 (A)	600	700
6.025%, 07/05/2022 (A)	860	947
5.450%, 11/22/2017 (A)	340	366
VTB Bank Via VTB Capital
6.315%, 02/22/2018	846	883
6.000%, 04/12/2017 (A)	1,500	1,564
VTB Capital
6.551%, 10/13/2020 (A)	960	995
6.250%, 06/30/2035	396	420

		74,298

Saudi Arabia — 0.1%
Dar Al-Arkan International Sukuk
10.750%, 02/18/2015	500	532
10.750%, 02/18/2015 (A)	150	160
Saudi Electricity Global Sukuk
4.211%, 04/03/2022	300	325
2.665%, 04/03/2017	200	206

		1,223

Senegal — 0.1%
Republic of Senegal
8.750%, 05/13/2021	400	459
8.750%, 05/13/2021 (A)	650	747

		1,206

Serbia — 0.1%
Republic of Serbia
7.250%, 09/28/2021	450	452
7.250%, 09/28/2021 (A)	300	302

		754

Singapore — 0.5%
Bakrie Telecom
11.500%, 05/07/2015	442	241
DBS Bank
3.625%, 09/21/2022	200	205

Description	Face Amount (1) (Thousands)		Market Value ($ Thousands)

MMI International
8.000%, 03/01/2017		250	$258
PSA International MTN
3.875%, 02/11/2021		100	108
Sea Production
4.743%, 02/14/2014		5,107	4,494
Yanlord Land Group
9.500%, 05/04/2017		300	292

			5,598

Slovak Republic — 0.1%
Slovakia Government International Bond
4.375%, 05/21/2022 (A)		1,403	1,454

South Africa — 7.3%
African Bank MTN
8.125%, 02/24/2017		500	533
AngloGold Ashanti Holdings
5.125%, 08/01/2022		225	230
Edcon Proprietary
4.126%, 06/15/2014 (B)	EUR	925	1,068
Eskom Holdings
5.750%, 01/26/2021 (A)		683	772
Gold Field Orogen
4.875%, 10/07/2020		455	456
Myriad International Holding
6.375%, 07/28/2017		440	498
Republic of South Africa
13.500%, 09/15/2015	ZAR	51,670	7,486
10.500%, 12/21/2026	ZAR	90,290	13,586
8.500%, 06/23/2017		3,038	3,843
8.250%, 09/15/2017	ZAR	33,900	4,415
8.000%, 12/21/2018	ZAR	126,460	16,330
7.750%, 02/28/2023	ZAR	8,100	1,008
7.250%, 01/15/2020	ZAR	68,000	8,380
7.000%, 02/28/2031	ZAR	19,700	2,124
6.875%, 05/27/2019		3,967	5,018
6.750%, 03/31/2021	ZAR	140,530	16,675
6.500%, 02/28/2041	ZAR	9,900	959
6.250%, 03/08/2041		390	525
5.875%, 05/30/2022		700	864
5.500%, 03/09/2020		1,379	1,634
4.665%, 01/17/2024		1,500	1,686
Sappi Papier Holding
8.375%, 06/15/2019 (A)		400	421
Transnet MTN
4.500%, 02/10/2016 (A)		370	396
Transnet SOC
4.000%, 07/26/2022 (A)		305	310

			89,217

South Korea — 0.2%
Export-Import Bank of Korea
4.375%, 09/15/2021		810	889

10	SEI Institutional Investments Trust / Quarterly Reporting / August 31, 2012

Schedule of Investments (Unaudited)

Emerging Markets Debt Fund

August 31, 2012

Description	Face Amount (1) (Thousands)		Market Value ($ Thousands)

Industrial Bank of Korea
2.375%, 07/17/2017 (A)		200	$201
Korea East-West Power
2.500%, 07/16/2017 (A)		202	204
Korea Electric Power
3.000%, 10/05/2015 (A)		200	208
Korea Hydro & Nuclear Power
4.750%, 07/13/2021		200	226
Korea Western Power MTN
3.125%, 05/10/2017 (A)		362	375
KT
3.875%, 01/20/2017		200	212

			2,315

Sri Lanka — 0.1%
Bank of Ceylon
6.875%, 05/03/2017 (A)		360	376
Democratic Socialist Republic of Sri Lanka
7.400%, 01/22/2015 (A)		170	183
6.250%, 10/04/2020		400	422
6.250%, 07/27/2021 (A)		530	554
Sri Lanka Government International Bond
5.875%, 07/25/2022 (A)		200	206

			1,741

Supra-National — 0.1%
Andina de Fomento
8.125%, 06/04/2019		565	733
4.375%, 06/15/2022		95	103
Inter-American Development Bank MTN
5.463%, 08/20/2015	IDR	9,720,000	850

			1,686

Thailand — 2.6%
PTTEP Canada International Finance MTN
5.692%, 04/05/2021		200	226
Thailand Government Bond
3.650%, 12/17/2021	THB	98,490	3,202
3.625%, 05/22/2015	THB	350,860	11,333
3.625%, 06/16/2023	THB	46,000	1,480
3.580%, 12/17/2027	THB	40,150	1,276
3.450%, 03/08/2019	THB	79,700	2,549
3.250%, 06/16/2017	THB	135,510	4,316
2.800%, 10/10/2017	THB	112,000	3,488
Thailand Government Index- Linked Bond
1.200%, 07/14/2021	THB	133,819	4,322

			32,192

Description	Face Amount (1) (Thousands)		Market Value ($ Thousands)

Trinidad & Tobago — 0.2%
Petroleum of Trinidad & Tobago
9.750%, 08/14/2019 (A)		1,153	$1,467
6.000%, 05/08/2022		479	503

			1,970

Tunisia — 0.0%
Banque Centrale de Tunisie
8.250%, 09/19/2027		20	24

Turkey — 5.6%
Export Credit Bank of Turkey
5.875%, 04/24/2019 (A)		200	219
5.375%, 11/04/2016 (A)		410	436
Republic of Turkey
11.875%, 01/15/2030		665	1,260
10.500%, 01/15/2020	TRY	4,600	2,851
10.000%, 12/04/2013	TRY	1,400	794
9.500%, 01/12/2022	TRY	6,250	3,730
9.000%, 05/21/2014	TRY	7,414	4,534
9.000%, 01/27/2016	TRY	2,710	1,542
9.000%, 03/08/2017	TRY	12,600	7,225
8.611%, 07/17/2013	TRY	13,690	7,074
8.013%, 02/20/2013	TRY	6,500	3,458
8.000%, 02/14/2034		1,380	1,973
7.500%, 07/14/2017		1,905	2,319
7.500%, 11/07/2019		1,437	1,828
7.375%, 02/05/2025		890	1,168
7.250%, 03/15/2015		400	447
7.250%, 03/05/2038		230	312
7.000%, 09/26/2016		360	420
7.000%, 03/11/2019		280	345
7.000%, 06/05/2020		110	138
6.875%, 03/17/2036		1,150	1,481
6.750%, 04/03/2018		4,557	5,446
6.750%, 05/30/2040		414	532
6.250%, 09/26/2022		260	315
6.000%, 01/14/2041		1,140	1,342
5.625%, 03/30/2021		210	243
5.125%, 03/25/2022		1,947	2,181
4.500%, 02/11/2015	TRY	5,307	3,075
4.000%, 04/29/2015	TRY	10,648	6,103
4.000%, 04/01/2020	TRY	3,390	2,024
3.000%, 02/23/2022	TRY	5,702	3,231
Yuksel Insaat
9.500%, 11/10/2015		358	285

			68,331

Ukraine — 1.5%
Biz Finance for Ukreximbank
8.375%, 04/27/2015		5,087	4,769
Credit Suisse First Boston International (Export/Import - Ukraine)
6.800%, 10/04/2012		340	340

11	SEI Institutional Investments Trust / Quarterly Reporting / August 31, 2012

Schedule of Investments (Unaudited)

Emerging Markets Debt Fund

August 31, 2012

Description	Face Amount (1) (Thousands)	Market Value ($ Thousands)

DTEK Finance
9.500%, 04/28/2015	700	$686
9.500%, 04/28/2015 (A)	390	382
Ferrexpo Finance
7.875%, 04/07/2016	1,500	1,369
7.875%, 04/07/2016 (A)	205	187
Financing of Infrastrucural Projects State Enterprise
8.375%, 11/03/2017 (A)	650	555
Government of Ukraine
9.250%, 07/24/2017 (A)	1,150	1,164
7.950%, 02/23/2021 (A)	350	330
7.750%, 09/23/2020	150	141
7.650%, 06/11/2013	797	799
6.875%, 09/23/2015	150	143
6.875%, 09/23/2015 (A)	1,211	1,152
6.580%, 11/21/2016	240	221
6.250%, 06/17/2016 (A)	700	646
Metinvest
10.250%, 05/20/2015	1,000	995
8.750%, 02/14/2018	600	559
8.750%, 02/14/2018 (A)	341	317
MHP
10.250%, 04/29/2015 (A)	1,600	1,580
Mriya Agro Holding
10.950%, 03/30/2016 (A)	317	283
NAK Naftogaz Ukraine
9.500%, 09/30/2014	1,533	1,523
Oschadbank Via SSB #1
8.250%, 03/10/2016	430	380

		18,521

United Arab Emirates — 1.2%
Atlantic Finance
10.750%, 05/27/2014 (A)	1,036	1,138
Dolphin Energy
5.888%, 06/15/2019	84	96
5.888%, 06/15/2019	448	508
5.888%, 06/15/2019 (A)	84	96
5.500%, 12/15/2021 (A)	200	227
DP World MTN
6.850%, 07/02/2037	1,910	2,026
DP World Sukuk
6.250%, 07/02/2017	200	219
Dubai DOF Sukuk MTN
6.396%, 11/03/2014	340	365

Description	Face Amount (1) (Thousands)		Market Value ($ Thousands)

Dubai Electricity & Water Authority
8.500%, 04/22/2015		852	$952
8.500%, 04/22/2015 (A)		170	190
7.375%, 10/21/2020		240	271
7.375%, 10/21/2020 (A)		1,610	1,814
Dubai Holding Commercial Operations MTN
4.750%, 01/30/2014	EUR	1,650	2,012
Dubai Holding MTN
6.000%, 02/01/2017	GBP	250	368
Emirate of Abu Dhabi MTN
7.750%, 10/05/2020		460	539
6.700%, 10/05/2015		200	219
Emirates Airlines
5.125%, 06/08/2016		320	331
IPIC GMTN MTN
5.500%, 03/01/2022		400	448
5.500%, 03/01/2022 (A)		217	243
3.750%, 03/01/2017 (A)		350	367
MAF Global Securities MTN
5.250%, 07/05/2019		950	971
MAF Sukuk MTN
5.850%, 02/07/2017		400	430
Pyrus
7.500%, 12/20/2015		700	754

			14,584

Uruguay — 0.7%
Republic of Uruguay
8.000%, 11/18/2022		1,427	2,059
7.625%, 03/21/2036		2,755	4,249
6.875%, 09/28/2025		364	505
Republic of Uruguay PIK
7.875%, 01/15/2033		928	1,440

			8,253

Venezuela — 2.8%
Government of Venezuela
13.625%, 08/15/2018		497	509
13.625%, 08/15/2018		2,130	2,269
12.750%, 08/23/2022		5,132	5,363
11.950%, 08/05/2031		3,598	3,544
11.950%, 08/05/2031		12	12
11.750%, 10/21/2026		2,728	2,673
10.750%, 09/19/2013		210	217
9.375%, 01/13/2034		440	372
9.250%, 09/15/2027		635	554
9.250%, 05/07/2028		570	483
9.000%, 05/07/2023		650	556
8.500%, 10/08/2014		500	500
8.250%, 10/13/2024		930	737
7.750%, 10/13/2019		580	490
7.650%, 04/21/2025		660	502
7.000%, 12/01/2018		1,409	1,177
7.000%, 03/31/2038		90	63
6.000%, 12/09/2020		380	281

12	SEI Institutional Investments Trust / Quarterly Reporting / August 31, 2012

Schedule of Investments (Unaudited)

Emerging Markets Debt Fund

August 31, 2012

Description	Face Amount (1) (Thousands)	Market Value ($ Thousands)

Petroleos de Venezuela
12.750%, 02/17/2022	320	$320
8.500%, 11/02/2017	1,600	1,420
5.500%, 04/12/2037	1,090	655
5.375%, 04/12/2027	2,015	1,242
5.250%, 04/12/2017	430	330
5.000%, 10/28/2015	500	419
4.900%, 10/28/2014	9,990	8,941

		33,629

Vietnam — 0.1%
Socialist Republic of Vietnam
6.875%, 01/15/2016	340	362
6.750%, 01/29/2020	580	631
Vietnam Joint Stock Commercial Bank for Industry and Trade
8.000%, 05/17/2017 (A)	400	383

		1,376

Total Global Bonds (Cost $975,423) ($ Thousands)		1,043,865

LOAN PARTICIPATIONS — 0.6%

Angola — 0.1%
Republic of Angola
3.667%, 04/30/16 (E)(F)	EUR 867	1,017

Brazil — 0.0%
Virgolino de Oliveira
5.551%, 11/03/2015	459	439

Indonesia — 0.2%
PT Bumi Resources
11.243%, 08/07/2013	1,973	1,979
PT Bumi, Ser Tranche A
15.000%, 01/18/2013	394	308
PT Bumi, Ser Tranche B
15.000%, 01/18/2013	315	245

		2,532

Singapore — 0.2%
Morton Bay Senior
6.220%, 01/31/2013 (E)(F)	3,020	2,658

United Arab Emirates — 0.1%
Dubai World
1.000%, 09/30/2015	500	250
1.000%, 09/30/2018	1,015	467

		717

Total Loan Participations (Cost $8,160) ($ Thousands)		7,363

CONVERTIBLE BONDS — 0.3%
Dana Gas Sukuk CV to 19.076 Shares
7.500%, 10/31/2012	1,100	781

Description	Face Amount (1) (Thousands)	Market Value ($ Thousands)

FirstSource Solutions CV to 42,549.14 Shares
6.392%, 12/04/2012 (B)	2,100	$2,457
Sino-Forest CV to 47.2619 Shares
4.250%, 12/15/2016 (C)	50	7
4.250%, 12/15/2016 (A)(C)	1,981	277
Suzlon Energy CV to 533.2762 Shares
1.752%, 07/25/2014 (B)	500	375

Total Convertible Bonds (Cost $4,120) ($ Thousands)		3,897

Total Investments — 86.4% (Cost $987,703) ($ Thousands) †		$1,055,125

A list of the open futures contracts held by the Fund at August 31, 2012, are as follows:

Type of Contract	Number of Contracts Long/(Short)	Expiration Date	Unrealized Appreciation (Depreciation) ($ Thousands)
Euro-Buxl 30 Year Bond	(9)	Sep-2012	$84
Korea 10-Year Bond	16	Sep-2012	–
U.S. 10-Year Treasury Note	40	Dec-2012	36
U.S. Ultra Long Treasury Bond	(2)	Dec-2012	(3)

			$117

For the period ended August 31, 2012, the total amount of all open future contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

13	SEI Institutional Investments Trust / Quarterly Reporting / August 31, 2012

Schedule of Investments (Unaudited)

Emerging Markets Debt Fund

August 31, 2012

A list of the open forward foreign currency contracts held by the Fund at August 31, 2012, is as follows:

Settlement Date	Currency to Deliver (Thousands)		Currency to Receive (Thousands)		Unrealized Appreciation (Depreciation) ($ Thousands)
9/3/12-11/21/12	HUF	2,117,000	EUR	7,526	$137
9/4/12-11/7/12	RUB	3,442,834	USD	106,478	63
9/4/12-11/23/12	USD	122,062	RUB	3,935,279	(561)
9/5/12	PLN	749	USD	226	—
9/5/12-11/5/12	USD	41,623	BRL	85,198	283
9/5/12-11/13/12	TRY	7,376	USD	3,953	(65)
9/5/12-11/23/12	KRW	8,640,000	USD	7,552	(59)
9/5/12-11/23/12	USD	12,116	KRW	13,762,504	9
9/5/12-12/4/12	BRL	77,340	USD	37,565	(501)
9/6/12	EUR	4,850	HUF	1,362,000	(77)
9/6/12	USD	2,784	ILS	11,060	(28)
9/6/12-9/28/12	EUR	20,404	USD	25,102	(619)
9/6/12-10/3/12	USD	4,534	EUR	3,671	93
9/6/12-11/28/12	ILS	22,070	USD	5,568	74
9/6/12-11/28/12	USD	4,880	PHP	204,994	(11)
9/7/12-10/18/12	MYR	22,246	USD	7,133	17
9/7/12-11/28/12	USD	34,997	MYR	109,687	3
9/13/12	PHP	13,768	USD	325	(2)
9/13/12-9/21/12	CLP	4,078,331	USD	8,291	(188)
9/13/12-9/21/12	USD	5,330	COP	9,620,817	(66)
9/13/12-9/28/12	ZAR	57,621	USD	6,969	149
9/13/12-10/19/12	COP	23,185,906	USD	12,759	91
9/13/12-11/26/12	USD	4,068	CLP	2,011,000	100
9/13/12-11/28/12	USD	5,483	ZAR	46,143	(45)
9/17/12-9/24/12	USD	1,331	RON	4,860	31
9/20/12	SGD	10,910	USD	8,678	(69)
9/20/12	USD	4,853	SGD	6,100	38
9/20/12-12/3/12	CNY	82,016	USD	12,902	27
9/20/12-7/25/13	USD	11,669	CNY	74,239	(14)
9/21/12-10/25/12	USD	32,226	MXP	427,648	(89)
9/21/12-11/20/12	USD	5,018	PEI	13,201	27
9/24/12	THB	49,700	USD	1,562	(23)
9/24/12-10/9/12	USD	5,821	INR	324,330	(18)
9/24/12-10/22/12	USD	10,155	THB	320,713	55
9/27/12	CZK	36,896	USD	1,852	(16)
9/27/12	EUR	2,998	CZK	75,600	49
9/27/12-10/31/12	CZK	157,100	EUR	6,274	(46)
9/28/12	GBP	538	USD	843	(11)
9/28/12	TWD	168,057	USD	5,612	(2)
9/28/12-11/30/12	USD	19,116	TRY	34,872	(72)
10/2/12-10/9/12	IDR	62,384,455	USD	6,568	47
10/2/12-10/9/12	USD	2,565	IDR	24,440,300	(11)
10/8/12-10/9/12	EUR	10,893	PLN	46,010	80
10/9/12-10/19/12	PLN	6,940	EUR	1,646	(6)
10/19/12-10/25/12	MXP	198,124	USD	14,897	18
10/31/12	USD	4,430	PLN	14,774	(6)
10/31/12-11/30/12	USD	6,660	HUF	1,489,903	(121)
11/26/12	PEI	2,700	USD	1,004	(26)
11/30/12	HUF	493,410	USD	2,188	25
7/17/13-7/17/15	CNH	139,780	USD	21,160	(548)
7/17/13-7/17/15	USD	21,160	CNH	137,696	225

					$(1,659)

A list of the counterparties for the open forward foreign currency contracts held by the Fund at August 31, 2012, is as follows:

Counterparty	Currency to Deliver ($ Thousands)	Currency to Receive ($ Thousands)	Unrealized Appreciation (Depreciation) ($ Thousands)
Bank of America	(2,630)	2,587	$(43)
Barclays PLC	(237,275)	236,732	(543)
Brown Brothers Harriman	(23,403)	23,327	(76)
Citigroup	(153,832)	153,557	(275)
Deutsche Bank	(53,689)	53,545	(144)
Goldman Sachs	(733)	729	(4)
HSBC	(125,228)	124,845	(383)
JPMorgan Chase Bank	(57,847)	57,505	(342)
Standard Bank	(2,290)	2,278	(12)
UBS	(49,548)	49,711	163

			$(1,659)

For the period ended August 31, 2012, the total amount of all open forward foreign currency contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

14	SEI Institutional Investments Trust / Quarterly Reporting / August 31, 2012

Schedule of Investments (Unaudited)

Emerging Markets Debt Fund

August 31, 2012

A list of the open swap agreements held by the Fund at August 31, 2012, is as follows:

Interest Rate Swaps
Counterparty	Fund Pays	Fund Receives	Termination Date	Currency	Notional Amount (Thousands)	Unrealized Appreciation (Depreciation) ($ Thousands)
Barclays Bank PLC	Singapore Swap Offer Rate Fixing 6-Month	2.77%	06/14/32	SGD	2,380	$39
Barclays Bank PLC	1.86%	Singapore Swap Offer Rate Fixing 6-Month	06/14/22	SGD	4,110	(63)
Barclays Bank PLC	Brazil Interbank Deposit Rate	9.04%	01/02/17	BRL	8,879	10
Citibank	India NSE Interbank 6-Month Offer Rate	7.25%	07/11/17	INR	168,000	151
HSBC	Brazil Interbank Deposit Rate	9.14%	01/02/17	BRL	2,162	7
UBS	6.82%	HUF-BUBOR-Reuters 6-Month	07/05/14	HUF	2,150,000	(67)

						$77

Total Return Swaps
Counterparty	Reference Entity/Obligation	Fund Pays	Fund Receives	Termination Date	Currency	Notional Amount (Thousands)	Net Unrealized Appreciation (Depreciation) ($ Thousands)
HSBC	Indonesia Government Bond, 8.250%, 6/15/32	Cash Deposit Of Notional Amount	Price Return	06/15/32	IDR	(3,402,760)	$(48)
HSBC	Indonesia Government Bond, 8.375%, 9/15/26	Cash Deposit Of Notional Amount	Price Return	09/15/26	IDR	(3,165,750)	63
HSBC	Indonesia Government Bond, 10.500%, 8/15/30	Cash Deposit Of Notional Amount	Price Return	08/15/30	IDR	(52,274,000)	(62)
HSBC	Indonesia Government Bond, 11.500%, 9/15/19	Cash Deposit Of Notional Amount	Price Return	09/15/19	IDR	(26,347,600)	244
HSBC	Indonesia Government Bond, 11.500%, 9/15/19	Cash Deposit Of Notional Amount	Price Return	09/15/19	IDR	(1,518,000)	15
HSBC	Russia Government Bond - Ofz, 6.9%, 8/3/16	Cash Deposit Of Notional Amount	Price Return	08/03/16	RUB	8,256	124
HSBC	Russia Government Bond - Ofz, 6.9%, 8/3/16	Cash Deposit Of Notional Amount	Price Return	08/03/16	RUB	966	14
HSBC	Russia Government Bond - Ofz, 7.1%, 3/13/14	Cash Deposit Of Notional Amount	Price Return	03/13/14	RUB	(1,115)	247
HSBC	Russia Government Bond - Ofz, 7.1%, 3/13/14	Cash Deposit Of Notional Amount	Price Return	03/13/14	RUB	(83)	16
HSBC	Russia Government Bond - Ofz, 7.4%, 4/19/17	Cash Deposit Of Notional Amount	Price Return	04/19/17	RUB	(28)	30
HSBC	Russia Government Bond - Ofz, 7.4%, 4/19/17	Cash Deposit Of Notional Amount	Price Return	04/19/17	RUB	(34)	17
HSBC	Russia Government Bond - Ofz, 7.4%, 6/14/17	Cash Deposit Of Notional Amount	Price Return	06/14/17	RUB	(41)	22
HSBC	Russia Government Bond - Ofz, 7.4%, 6/14/17	Cash Deposit Of Notional Amount	Price Return	06/14/17	RUB	(74)	17
HSBC	Russia Government Bond - Ofz, 7.5%, 3/15/18	Cash Deposit Of Notional Amount	Price Return	03/15/18	RUB	(23)	25
HSBC	Russia Government Bond - Ofz, 7.5%, 3/15/18	Cash Deposit Of Notional Amount	Price Return	03/15/18	RUB	(12)	5
HSBC	Russia Government Bond - Ofz, 7.5%, 2/27/19	Cash Deposit Of Notional Amount	Price Return	02/27/19	RUB	4,334	313
HSBC	Russia Government Bond - Ofz, 7.5%, 2/27/19	Cash Deposit Of Notional Amount	Price Return	02/27/19	RUB	79	23
HSBC	Russia Government Bond - Ofz, 7.6%, 4/14/21	Cash Deposit Of Notional Amount	Price Return	04/14/21	RUB	2,836	148
HSBC	Russia Government Bond - Ofz, 8.150%, 2/3/27	Cash Deposit Of Notional Amount	Price Return	02/03/27	RUB	(154)	(1)

							$1,212

For the period ended August 31, 2012, the total amount of all open swap agreements, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

Percentages are based on a Net Assets of $1,221,715 ($ Thousands).

(1)	In U.S. dollars unless otherwise indicated.

(A)	Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors.” These securities have been determined to be liquid under guidelines established by the Board of Trustees.

(B)	Variable Rate Security - The rate reported on the Schedule of Investments is the rate in effect as of August 31, 2012. The date reported on the Schedule of Investments is the next reset date.

(C)	Security in default on interest payments.

(D)	Step Bonds - The rate reflected on the Schedule of Investments is the effective yield on August 31, 2012. The coupon on a step bond changes on a specified date.

(E)	Securities considered illiquid. The total value of such securities as of August 31, 2012 is $3,813 ($ Thousands) and represented 0.31% of Net Assets.

(F)	Security fair valued using methods determined in good faith by the Valuation Committee of the Board of Trustees. The total market value of such securities as of August 31, 2012 was $4,013 ($ Thousands) and represented 0.33% of Net Assets.

†	At August 31, 2012, the tax basis cost of the Fund’s investments was $987,703 ($ Thousands), and the unrealized appreciation and depreciation were $87,387 ($ Thousands) and $(19,965) ($ Thousands), respectively.

15	SEI Institutional Investments Trust / Quarterly Reporting / August 31, 2012

Schedule of Investments (Unaudited)

Emerging Markets Debt Fund

August 31, 2012

ARS — Argentine Peso

BRL — Brazilian Real

BUBOR — Budapest Interbank Offered Rate

CLN — Credit-Linked Note

CLP — Chilean Peso

CNH — Chinese Offshore Yuan

CNY — Chinese Yuan

COP — Colombian Peso

CV — Convertible Security

CZK — Czech Koruna

DEM — German Mark

EUR — Euro

GBP — British Pound Sterling

HUF — Hungarian Forint

IDR — Indonesian Rupiah

ILS — Israeli New Sheckel

INR — Indian Rupee

KRW — South Korean Won

LLC — Limited Liability Company

MTN — Medium Term Note

MXP — Mexican Peso

MYR — Malaysian Ringgit

NGN — Nigerian Naira

NSE — National Stock Exchange of India Limited

PEI — Peruvian Inca

PHP — Philippine Pesos

PIK — Payment-in-Kind

PLC — Public Limited Company

PLN — Polish Zloty

RON — Romanian Leu

RUB — Russian Ruble

Ser — Series

SGD — Singapore Dollar

THB — Thai Baht

TRY — New Turkish Lira

TWD — New Taiwan Dollar

USD — U.S. Dollar

ZAR — South African Rand

The following is a list of the inputs used as of August 31, 2012, in valuing the Fund’s investments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3 (1)	Total
Global Bonds	$—	$1,035,569	$8,296	$1,043,865
Loan Participations	—	717	6,646	7,363
Convertible Bonds	—	3,897	—	3,897

Total Investments in Securities	$—	$1,040,183	$14,942	$1,055,125

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts *	$117	$—	$—	$117
Forwards Contracts *	—	(1,659)	—	(1,659)
Interest Rate Swaps *	—	77	—	77
Total Return Swaps *	—	1,212	—	1,212

Total Other Financial Instruments	$117	$(370)	$—	$(253)

(1)	Of the $14,942 in Level 3 securities as of August 31, 2012, $4,013 or 0.33% are not valued via third party pricing vendors and broker quotes. If significant, the disclosure of the unobservable inputs and the interrelationships and sensitivity between these inputs are required for those Level 3 securities that are not valued by third party pricing vendors or broker quotes.

*	Futures contracts, forwards contracts and swaps are valued at the unrealized appreciation (depreciation) on the instrument.

For the period ended August 31, 2012, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended August 31, 2012, there were transfers between Level 2 and Level 3 assets and liabilities. The transfers were due to changes in the availability of observable inputs used to determine fair value.

Amounts designated as “—” are $0 or have been rounded to $0.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

16	SEI Institutional Investments Trust / Quarterly Reporting / August 31, 2012

Schedule of Investments (Unaudited)

Real Return Fund

August 31, 2012

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

U.S. TREASURY OBLIGATIONS — 100.5%
U.S. Treasury Inflation-Protected Securities
2.625%, 07/15/2017	$13,591	$16,370
2.500%, 07/15/2016	10,568	12,243
2.375%, 01/15/2017	17,097	19,990
2.000%, 01/15/2014	12,977	13,545
2.000%, 07/15/2014	20,375	21,726
2.000%, 01/15/2016	23,124	25,864
1.875%, 07/15/2013	9,552	9,839
1.875%, 07/15/2015	19,142	21,046
1.625%, 01/15/2015	21,753	23,319
1.250%, 04/15/2014	21,063	21,881
0.500%, 04/15/2015	20,728	21,756
0.125%, 04/15/2016	38,726	40,895
0.125%, 04/15/2017	20,459	21,946

Total U.S. Treasury Obligations (Cost $263,258) ($ Thousands)		270,420

Total Investments — 100.5% (Cost $263,258) ($ Thousands) †		$270,420

Percentages are based on Net Assets of $269,162 ($ Thousands).

†	At August 31, 2012, the tax basis cost of the Fund’s investments was $263,258 ($ Thousands), and the unrealized appreciation and depreciation were $7,185 and $(23) ($ Thousands), respectively.

As of August 31, 2012, all of the Fund’s investments were considered Level 2, in accordance with ASC-820.

For the period ended August 31, 2012, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended August 31, 2012, there were no transfers between Level 2 and Level 3 assets and liabilities.

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

1	SEI Institutional Investments Trust / Quarterly Reporting / August 31, 2012

Schedule of Investments (Unaudited)

Dynamic Asset Allocation Fund

August 31, 2012

Description	Shares	Market Value ($ Thousands)

COMMON STOCK — 81.2%

Consumer Discretionary — 8.9%
Abercrombie & Fitch, Cl A	2,800	$101
Amazon.com *	13,700	3,401
Apollo Group, Cl A *	3,700	99
AutoNation *	1,400	56
AutoZone *	1,000	362
Bed Bath & Beyond *	8,500	571
Best Buy	9,400	167
Big Lots *	2,200	67
BorgWarner *	4,000	275
Cablevision Systems, Cl A	7,200	108
Carmax *	8,600	263
Carnival	16,300	565
CBS, Cl B	25,400	923
Chipotle Mexican Grill, Cl A *	1,100	318
Coach	10,300	599
Comcast, Cl A	102,300	3,430
Darden Restaurants	4,300	223
DeVry	2,000	39
DIRECTV *	25,300	1,318
Discovery Communications, Cl A *	9,300	510
Dollar Tree *	8,800	424
DR Horton	9,200	175
Expedia	3,100	159
Family Dollar Stores	4,300	274
Ford Motor	147,200	1,375
Fossil *	1,900	161
GameStop, Cl A	4,500	86
Gannett	7,900	121
Gap	12,100	433
Genuine Parts	5,600	354
Goodyear Tire & Rubber *	8,100	99
H&R Block	9,700	161
Harley-Davidson	8,300	348
Harman International Industries	2,300	106
Hasbro	3,800	143
Home Depot	58,100	3,297
International Game Technology	9,900	122
Interpublic Group	14,800	157
J.C. Penney	4,800	125
Johnson Controls	26,000	707
Kohl’s	9,100	475
Leggett & Platt	4,600	109
Lennar, Cl A	5,400	175
Limited Brands	9,100	442
Lowe’s	45,500	1,296
Macy’s	14,900	601
Marriott International, Cl A	9,700	365
Mattel	12,300	432
McDonald’s	38,500	3,445
McGraw-Hill	10,000	512
NetFlix *	1,800	107
Newell Rubbermaid	9,600	172
News, Cl A	80,600	1,885
NIKE, Cl B	14,100	1,373
Nordstrom	5,800	335
Omnicom Group	9,900	509
O’Reilly Automotive *	4,600	391
priceline.com *	1,900	1,149
PulteGroup *	11,200	153
Ralph Lauren, Cl A	2,400	381

Description	Shares	Market Value ($ Thousands)

Ross Stores	8,200	$567
Scripps Networks Interactive, Cl A	3,200	189
Sears Holdings *	1,300	68
Staples	25,100	274
Starbucks	29,100	1,444
Starwood Hotels & Resorts Worldwide	7,100	391
Target	25,400	1,628
Tiffany	4,600	285
Time Warner	37,000	1,537
Time Warner Cable, Cl A	12,200	1,084
TJX	28,600	1,310
TripAdvisor *	3,100	104
Urban Outfitters *	3,700	139
VF	3,100	473
Viacom, Cl B	19,300	965
Walt Disney	67,800	3,354
Washington Post, Cl B	200	70
Whirlpool	2,500	189
Wyndham Worldwide	5,400	282
Wynn Resorts	2,700	279
Yum! Brands	17,800	1,134

		52,295

Consumer Staples — 9.1%
Altria Group	77,300	2,625
Archer-Daniels-Midland	23,700	634
Avon Products	15,700	242
Beam	5,700	333
Brown-Forman, Cl B	5,400	346
Campbell Soup	5,900	208
Clorox	4,700	342
Coca-Cola	170,200	6,365
Coca-Cola Enterprises	11,000	325
Colgate-Palmolive	18,200	1,935
ConAgra Foods	14,900	374
Constellation Brands, Cl A *	5,700	188
Costco Wholesale	16,600	1,625
CVS Caremark	48,900	2,227
Dean Foods *	6,100	100
Dr. Pepper Snapple Group	7,700	345
Estee Lauder, Cl A	8,100	486
General Mills	25,200	991
Hershey	5,600	402
HJ Heinz	11,500	641
Hormel Foods	4,500	129
JM Smucker	4,200	357
Kellogg	8,900	451
Kimberly-Clark	15,100	1,262
Kraft Foods, Cl A	67,400	2,799
Kroger	20,700	461
Lorillard	4,700	590
McCormick	5,000	307
Mead Johnson Nutrition, Cl A	7,300	535
Molson Coors Brewing, Cl B	5,900	263
Monster Beverage *	5,500	324
PepsiCo	59,200	4,288
Philip Morris International	64,400	5,751
Procter & Gamble	103,300	6,941
Reynolds American	12,000	553
Safeway	8,900	139
Sysco	21,000	636

1	SEI Institutional Investments Trust / Quarterly Report / August 31, 2012

Schedule of Investments (Unaudited)

Dynamic Asset Allocation Fund

August 31, 2012

Description	Shares	Market Value ($ Thousands)

Tyson Foods, Cl A	9,700	$152
Walgreen	33,400	1,194
Wal-Mart Stores	65,200	4,734
Whole Foods Market	6,300	610

		53,210

Energy — 9.1%
Alpha Natural Resources *	7,300	43
Anadarko Petroleum	19,200	1,330
Apache	15,100	1,295
Baker Hughes	17,200	784
Cabot Oil & Gas	7,900	327
Cameron International *	8,900	487
Chesapeake Energy	23,900	462
Chevron	74,300	8,334
ConocoPhillips	48,100	2,732
Consol Energy	8,300	251
Denbury Resources *	14,300	222
Devon Energy	15,800	914
Diamond Offshore Drilling	2,300	154
Ensco, Cl A	8,700	499
EOG Resources	10,500	1,137
EQT	6,300	340
Exxon Mobil	175,800	15,347
FMC Technologies *	8,600	403
Halliburton	35,700	1,170
Helmerich & Payne	3,600	164
Hess	10,900	551
Kinder Morgan	21,578	772
Marathon Oil	27,800	773
Marathon Petroleum	12,500	647
Murphy Oil	7,000	359
Nabors Industries *	9,600	142
National Oilwell Varco	16,500	1,300
Newfield Exploration *	4,400	144
Noble	9,200	351
Noble Energy	6,800	598
Occidental Petroleum	30,800	2,618
Peabody Energy	9,900	214
Phillips 66	22,900	962
Pioneer Natural Resources	4,400	428
QEP Resources	5,900	169
Range Resources	5,700	372
Rowan, Cl A *	4,100	144
Schlumberger	50,500	3,655
Southwestern Energy *	12,600	392
Spectra Energy	25,700	726
Sunoco	3,500	165
Tesoro	4,600	183
Valero Energy	20,000	625
Williams	22,800	736
WPX Energy *	6,600	103

		53,524

Financials — 11.6%
ACE	13,200	973
Aflac	18,400	850
Allstate	17,900	667
American Express	38,200	2,227
American International Group *	27,500	944
American Tower, Cl A ‡	15,300	1,077
Ameriprise Financial	8,000	439
Aon	11,700	608

Description	Shares	Market Value ($ Thousands)

Apartment Investment & Management, Cl A ‡	5,200	$138
Assurant	2,900	102
AvalonBay Communities ‡	3,400	481
Bank of America	409,200	3,270
Bank of New York Mellon	46,500	1,048
BB&T	27,300	861
Berkshire Hathaway, Cl B *	66,400	5,600
BlackRock, Cl A	5,041	889
Boston Properties ‡	6,000	673
Capital One Financial	22,400	1,266
CBRE Group, Cl A *	10,900	189
Charles Schwab	38,900	525
Chubb	10,300	761
Cincinnati Financial	5,400	209
Citigroup	111,300	3,307
CME Group, Cl A	12,000	659
Comerica	7,500	230
Discover Financial Services	20,200	782
E*Trade Financial *	8,400	72
Equity Residential ‡	10,800	652
Federated Investors, Cl B	3,100	66
Fifth Third Bancorp	33,200	503
First Horizon National	8,500	76
Franklin Resources	5,100	599
Genworth Financial, Cl A *	16,300	86
Goldman Sachs Group	18,800	1,988
Hartford Financial Services Group	16,000	287
HCP ‡	16,500	757
Health Care ‡	8,700	508
Host Hotels & Resorts ‡	25,600	392
Hudson City Bancorp	17,500	126
Huntington Bancshares	28,600	189
IntercontinentalExchange *	2,600	355
Invesco	16,100	381
JPMorgan Chase	143,800	5,341
Keycorp	35,800	302
Kimco Realty ‡	14,900	303
Legg Mason	4,100	101
Leucadia National	6,600	141
Lincoln National	9,700	225
Loews	11,000	447
M&T Bank	4,600	400
Marsh & McLennan	20,800	711
MetLife	41,100	1,403
Moody’s	7,200	285
Morgan Stanley	59,900	898
NASDAQ OMX Group	4,100	94
Northern Trust	8,700	404
NYSE Euronext	8,600	215
People’s United Financial	11,900	142
Plum Creek Timber ‡	6,100	249
PNC Financial Services Group	20,500	1,274
Principal Financial Group	11,000	302
Progressive	22,000	430
Prologis ‡	16,500	564
Prudential Financial	18,400	1,003
Public Storage ‡	5,600	815
Regions Financial	51,300	357
Simon Property Group ‡	11,600	1,841
SLM	19,100	301
SunTrust Banks	19,200	483
T. Rowe Price Group	9,100	559

2	SEI Institutional Investments Trust / Quarterly Report / August 31, 2012

Schedule of Investments (Unaudited)

Dynamic Asset Allocation Fund

August 31, 2012

Description	Shares	Market Value ($ Thousands)

Torchmark	3,300	$169
Travelers	15,200	984
Unum Group	9,600	187
US Bancorp	72,100	2,409
Ventas ‡	10,400	681
Vornado Realty Trust ‡	6,600	536
Wells Fargo	200,300	6,816
Weyerhaeuser ‡	19,400	483
XL Group, Cl A	10,500	243
Zions Bancorporation	6,100	118

		68,028

Health Care — 9.6%
Abbott Laboratories	59,600	3,906
Aetna	12,600	484
Agilent Technologies	12,500	464
Alexion Pharmaceuticals *	7,000	750
Allergan	12,000	1,034
AmerisourceBergen	9,400	362
Amgen	29,600	2,484
Baxter International	21,300	1,250
Becton Dickinson	7,500	570
Biogen Idec *	9,200	1,349
Boston Scientific *	52,800	285
Bristol-Myers Squibb	64,400	2,126
C.R. Bard	2,900	285
Cardinal Health	12,400	490
CareFusion *	7,400	194
Celgene *	17,100	1,232
Cerner *	5,400	395
CIGNA	10,300	471
Coventry Health Care	4,700	196
Covidien	18,800	1,054
DaVita *	3,400	331
Dentsply International	4,700	171
Edwards Lifesciences *	4,200	429
Eli Lilly	39,100	1,756
Express Scripts Holding *	30,900	1,935
Forest Laboratories *	9,700	336
Gilead Sciences *	29,100	1,679
Hospira *	5,500	185
Humana	5,900	413
Intuitive Surgical *	1,600	787
Johnson & Johnson	103,500	6,979
Laboratory Corp of America Holdings *	3,500	308
Life Technologies *	6,500	310
McKesson	9,200	801
Medtronic	40,000	1,626
Merck	114,900	4,946
Mylan Laboratories *	15,500	365
Patterson	2,900	99
PerkinElmer	3,800	104
Perrigo	3,400	374
Pfizer	282,300	6,736
Quest Diagnostics	5,800	351
St. Jude Medical	11,600	438
Stryker	11,600	618
Tenet Healthcare *	13,600	71
Thermo Fisher Scientific	14,400	826
UnitedHealth Group	39,600	2,150
Varian Medical Systems *	4,100	241
Waters *	3,000	241

Description	Shares	Market Value ($ Thousands)

Watson Pharmaceuticals *	4,600	$374
WellPoint	12,000	718
Zimmer Holdings	6,400	395

		56,474

Industrials — 8.3%
3M	26,400	2,445
Avery Dennison	3,500	109
Boeing	28,600	2,042
C.H. Robinson Worldwide	5,900	334
Caterpillar	24,900	2,125
Cintas	3,700	150
Cooper Industries, Cl A	6,500	475
CSX	39,500	887
Cummins	6,900	670
Danaher	22,300	1,195
Deere	15,400	1,157
Dover	6,600	381
Dun & Bradstreet	1,600	129
Eaton	12,000	537
Emerson Electric	28,300	1,435
Engility Holdings *	1	—
Equifax	4,000	183
Expeditors International of Washington	7,700	282
Fastenal	10,600	457
FedEx	12,200	1,069
Flowserve	1,800	230
Fluor	6,100	314
General Dynamics	14,100	924
General Electric	399,100	8,265
Honeywell International	29,900	1,747
Illinois Tool Works	18,100	1,073
Ingersoll-Rand	10,700	500
Iron Mountain	5,700	187
Jacobs Engineering Group *	4,300	170
Joy Global	4,000	213
L-3 Communications Holdings, Cl 3	3,700	260
Lockheed Martin	10,400	948
Masco	11,800	167
Norfolk Southern	12,400	899
Northrop Grumman	9,100	609
Paccar	12,800	511
Pall	4,400	244
Parker Hannifin	5,400	432
Pitney Bowes	6,600	88
Precision Castparts	5,700	918
Quanta Services *	7,000	168
Raytheon	12,200	689
Republic Services, Cl A	11,500	318
Robert Half International	4,700	124
Rockwell Automation	5,500	396
Rockwell Collins	5,400	264
Roper Industries	3,500	360
RR Donnelley & Sons	5,900	65
Ryder System	1,700	68
Snap-on	1,900	132
Southwest Airlines	29,100	260
Stanley Black & Decker	6,100	401
Stericycle *	3,100	284
Textron	10,500	281
Tyco International	18,100	1,021

3	SEI Institutional Investments Trust / Quarterly Report / August 31, 2012

Schedule of Investments (Unaudited)

Dynamic Asset Allocation Fund

August 31, 2012

Description	Shares	Market Value ($ Thousands)

Union Pacific	18,200	$2,210
United Parcel Service, Cl B	36,500	2,694
United Technologies	34,700	2,771
Waste Management	16,600	574
WW Grainger	2,500	515
Xylem	6,100	148

		48,504

Information Technology — 16.5%
Accenture, Cl A	24,800	1,528
Adobe Systems *	17,700	553
Advanced Micro Devices *	19,400	72
Akamai Technologies *	5,900	221
Altera	11,700	437
Amphenol, Cl A	5,900	359
Analog Devices	10,800	429
Apple	35,100	23,350
Applied Materials	46,400	542
Autodesk *	8,200	255
Automatic Data Processing	19,000	1,104
BMC Software *	6,200	257
Broadcom, Cl A	19,700	700
CA	13,200	344
Cisco Systems	203,300	3,879
Citrix Systems *	6,700	520
Cognizant Technology Solutions, Cl A *	11,600	746
Computer Sciences	5,100	164
Corning	54,500	654
Dell *	54,600	578
eBay *	43,900	2,084
Electronic Arts *	11,000	147
EMC *	80,200	2,108
F5 Networks *	2,700	263
Fidelity National Information Services	8,800	277
First Solar *	1,900	38
Fiserv *	5,000	357
FLIR Systems	5,100	101
Google, Cl A *	9,600	6,577
Harris	3,800	179
Hewlett-Packard	76,200	1,286
Intel	190,100	4,720
International Business Machines	43,400	8,457
Intuit	10,600	621
Jabil Circuit	6,100	139
JDS Uniphase *	7,600	85
Juniper Networks *	19,000	331
Kla-Tencor	6,100	313
Lam Research *	7,087	242
Lexmark International, Cl A	2,300	50
Linear Technology	8,600	284
LSI *	18,800	147
Mastercard, Cl A	4,100	1,734
Microchip Technology	6,400	222
Micron Technology *	32,700	203
Microsoft	281,600	8,679
Molex	4,500	120
Motorola Solutions	10,600	505
NetApp *	13,100	452
Nvidia *	22,400	314
Oracle	146,700	4,643
Paychex	11,700	389

Description	Shares	Market Value ($ Thousands)

Qualcomm	64,900	$3,989
Red Hat *	7,000	392
SAIC	9,200	112
Salesforce.com *	5,500	798
SanDisk *	8,800	363
Seagate Technology	13,500	432
Symantec *	26,300	469
TE Connectivity	15,300	538
Teradata *	6,200	474
Teradyne *	6,200	97
Texas Instruments	44,300	1,287
Total System Services	5,300	123
VeriSign *	5,300	253
Visa, Cl A	19,000	2,437
Western Digital *	8,500	355
Western Union	22,400	394
Xerox	48,200	355
Xilinx	9,500	322
Yahoo! *	48,000	703

		96,652

Materials — 2.7%
Air Products & Chemicals	7,600	628
Airgas	2,300	191
Alcoa	38,600	331
Allegheny Technologies	3,500	104
Ball	5,200	219
Bemis	3,400	103
CF Industries Holdings	2,500	517
Cliffs Natural Resources	5,200	187
Dow Chemical	46,100	1,351
E.I. du Pont de Nemours	35,900	1,786
Eastman Chemical	6,500	359
Ecolab	11,500	736
FMC	5,200	282
Freeport-McMoRan Copper & Gold, Cl B	36,700	1,325
International Flavors & Fragrances	2,700	163
International Paper	15,700	543
MeadWestvaco	5,700	164
Monsanto	20,400	1,777
Mosaic	10,700	620
Newmont Mining	19,400	983
Nucor	11,400	429
Owens-Illinois *	5,400	95
PPG Industries	5,500	605
Praxair	11,600	1,224
Sealed Air	6,400	91
Sherwin-Williams	3,100	444
Sigma-Aldrich	4,400	313
Titanium Metals	2,700	33
United States Steel	4,800	93
Vulcan Materials	4,300	167

		15,863

Telecommunication Services — 2.6%
AT&T	220,900	8,094
CenturyLink	24,200	1,023
Crown Castle International *	10,300	654
Frontier Communications	33,000	152
MetroPCS Communications *	9,700	94
Sprint Nextel *	112,200	544

4	SEI Institutional Investments Trust / Quarterly Report / August 31, 2012

Schedule of Investments (Unaudited)

Dynamic Asset Allocation Fund

August 31, 2012

Description	Shares	Market Value ($ Thousands)

Verizon Communications	107,400	$4,612
Windstream	19,400	191

		15,364

Utilities — 2.8%
AES	23,600	269
AGL Resources	3,900	155
Ameren	8,900	291
American Electric Power	19,000	817
Centerpoint Energy	15,500	316
CMS Energy	8,500	196
Consolidated Edison	10,500	637
Dominion Resources	22,100	1,160
DTE Energy	6,100	356
Duke Energy	26,930	1,744
Edison International	11,700	512
Entergy	6,400	436
Exelon	32,900	1,200
FirstEnergy	16,400	717
Integrys Energy Group	2,600	140
NextEra Energy	16,200	1,090
NiSource	10,600	258
Northeast Utilities	11,300	426
NRG Energy	7,500	160
ONEOK	7,200	320
Pepco Holdings	7,500	145
PG&E	16,600	721
Pinnacle West Capital	3,600	185
PPL	20,800	610
Public Service Enterprise Group	18,200	576
SCANA	4,400	208
Sempra Energy	8,600	569
Southern	33,300	1,509
TECO Energy	7,200	125
Wisconsin Energy	8,400	319
Xcel Energy	17,600	491

		16,658

Total Common Stock (Cost $473,113) ($ Thousands)		476,572

EXCHANGE TRADED FUNDS —19.9%
iShares iBoxx High Yield Fund	631,291	58,287
iShares JPMorgan Emerging Markets Bond Fund	487,150	58,243

Total Exchange Traded Funds (Cost $113,212) ($ Thousands)		116,530

CASH EQUIVALENT — 0.7%
SEI Daily Income Trust, Prime Obligation Fund, Cl A 0.060% †**	4,305,685	4,306

Total Cash Equivalent (Cost $4,306) ($ Thousands)		4,306

Total Investments — 101.8% (Cost $590,631) ($ Thousands) ††		$597,408

A list of the open forward foreign currency contracts held by the Fund at August 31, 2012, is as follows:

Settlement Date	Currency to Deliver (Thousands)		Currency to Receive (Thousands)		Unrealized Depreciation ($ Thousands)
10/26/12	EUR	234,380	USD	285,168	$(10,408)

A list of the counterparties for the open forward foreign currency contracts held by the Fund at August 31, 2012, is as follows:

Counterparty	Currency to Deliver ($Thousands)	Currency to Receive ($ Thousands)	Unrealized Depreciation ($ Thousands)
Barclays PLC	$(23,424)	$22,992	$(432)
Citigroup	(266,594)	256,745	(9,849)
Standard Bank	(5,558)	5,431	(127)

			$(10,408)

For the period ended August 31, 2012, the total amount of all open forward foreign currency contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

Percentages are based on a Net Assets of $586,851 ($ Thousands).

*	Non-income producing security.

**	The rate reported is the 7-day effective yield as of August 31, 2012.

‡	Real Estate Investment Trust.

†	Investment in Affiliated Security.

††	At August 31, 2012, the tax basis cost of the Fund’s investments was $590,631 ($ Thousands), and the unrealized appreciation and depreciation were $22,666 ($ Thousands) and $(15,889) ($ Thousands), respectively.

Cl — Class

EUR — Euro

PLC — Public Limited Company

USD — U.S. Dollar

The following is a list of the inputs used as of August 31, 2012, in valuing the Fund’s investments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$476,572	$—	$—	$476,572
Exchange Traded Funds	116,530	—	—	116,530
Cash Equivalent	4,306	—	—	4,306

Total Investments in Securities	$597,408	$—	$—	$597,408

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Forwards Contracts *	$—	$(10,408)	$—	$(10,408)

*	Forwards contracts are valued at the unrealized depreciation on the instrument.

For the period ended August 31, 2012, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended August 31, 2012, there were no transfers between Level 2 and Level 3 assets and liabilities.

Amounts designated as “—” are either $0 or have been rounded to $0.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

5	SEI Institutional Investments Trust / Quarterly Report / August 31, 2012

Schedule of Investments (Unaudited)

Multi-Asset Real Return Fund

August 31, 2012

Description	Face Amount ($ Thousands) /Shares	Market Value ($ Thousands)

U.S. TREASURY OBLIGATIONS — 48.8%
U.S. Treasury Inflation-Protected Securities
2.625%, 07/15/2017	$7,263	$8,748
2.500%, 07/15/2016	10,994	12,736
2.375%, 01/15/2017	4,301	5,029
2.000%, 01/15/2014	1,901	1,984
2.000%, 07/15/2014	15,272	16,286
2.000%, 01/15/2016	2,989	3,343
1.875%, 07/15/2013	2,606	2,685
1.875%, 07/15/2015	13,225	14,541
1.625%, 01/15/2015	7,000	7,505
1.375%, 07/15/2018	3,969	4,619
1.250%, 04/15/2014	1,317	1,369
0.500%, 04/15/2015	2,007	2,106
0.125%, 04/15/2016	1,341	1,416

Total U.S. Treasury Obligations (Cost $81,469) ($ Thousands)		82,367

REGISTERED INVESTMENT COMPANY — 18.5%

United States — 18.5%
Credit Suisse Commodity Return Strategy Fund	3,722,531	31,307

Total Registered Investment Company (Cost $33,226) ($ Thousands)		31,307

FOREIGN COMMON STOCK — 15.5%

Australia — 0.9%
Arrium	152,060	101
BHP Billiton	33,540	1,102
Rio Tinto	5,000	255

		1,458

Brazil — 0.8%
Petroleo Brasileiro ADR	44,640	944
Petroleo Brasileiro ADR, Cl A	20,740	427

		1,371

Canada — 3.5%
Agrium	7,250	713
Allied Properties ‡	4,360	135
Cameco	12,860	280
Canadian ‡	170	7
Cominar ‡	2,380	58
Dundee (Canada) ‡	4,420	171
Goldcorp	26,580	1,090
Kinross Gold	68,900	612
Morguard ‡	3,380	59
New Gold *	38,490	426
North American Palladium *	116,090	210
Primaris Retail ‡	1,960	48

Description	Shares	Market Value ($ Thousands)

RioCan ‡	2,691	$75
Suncor Energy	33,900	1,058
Teck Cominco, Cl B	20,530	567
Yamana Gold	24,640	421

		5,930

China — 0.5%
China Petroleum & Chemical	826,000	777
Evergrande Real Estate Group	126,000	48

		825

France — 0.3%
Total	10,170	509

Germany — 0.4%
BASF	6,300	491
K+S	3,990	195

		686

Hong Kong — 0.0%
KWG Property Holding	61,500	32
Link ‡	770	3

		35

Italy — 0.6%
Eni	44,980	999

Japan — 0.2%
JFE Holdings	28,900	365

Netherlands — 1.9%
Koninklijke DSM	9,489	446
LyondellBasell Industries, Cl A	1	—
Royal Dutch Shell, Cl A	59,346	2,080
Royal Dutch Shell, Cl A (GBP)	358	13
Royal Dutch Shell, Cl B	18,490	667

		3,206

Norway — 0.5%
Seadrill	14,730	607
Statoil	11,810	304

		911

Russia — 0.7%
Gazprom OAO ADR	114,120	1,103

Singapore — 0.1%
Mapletree Commercial Trust ‡	39,000	34

1	SEI Institutional Investments Trust / Quarterly Report / August 31, 2012

SCHEDULE OF INVESTMENTS (Unaudited)

Multi-Asset Real Return Fund

August 31, 2012

Description	Shares	Market Value ($ Thousands)
UOL Group	17,000	$72

		106

South Africa — 0.3%
Exxaro Resources	28,060	498

Sweden — 0.2%
Lundin Petroleum *	13,530	305

Switzerland — 0.3%
Transocean	10,240	502

Thailand — 0.4%
Banpu	26,000	373
PTT NVDR	36,000	379

		752

Turkey — 0.1%
Koza Altin Isletmeleri	8,200	161

United Kingdom — 3.8%
Anglo American	35,480	986
BG Group	48,710	997
BHP Billiton	13,330	389
BP	310,290	2,175
Ensco, Cl A	5,630	323
Intercontinental Hotels Group	2,660	68
Mondi	29,620	261
Rio Tinto	29,120	1,265

		6,464

Total Foreign Common Stock (Cost $27,331) ($ Thousands)		26,186

COMMON STOCK — 13.9%

Consumer Staples — 0.2%
Bunge	4,380	279

Energy — 6.3%
Anadarko Petroleum	10,490	727
Cabot Oil & Gas	5,050	209
Chevron	13,900	1,559
Devon Energy	6,720	389
EOG Resources	5,570	603
Exxon Mobil	48,100	4,199
Halliburton	11,490	377
Hess	8,440	427
Marathon Oil	14,340	399
Noble Energy	3,370	296
Occidental Petroleum	10,685	908

Description	Shares	Market Value ($ Thousands)
Schlumberger	8,470	$613

		10,706

Financials — 6.5%
American Realty Capital Trust ‡	16,480	194
Associated Estates Realty ‡	5,780	88
AvalonBay Communities ‡	1,555	220
Boston Properties ‡	3,600	404
Brandywine Realty Trust ‡	4,940	60
BRE Properties ‡	1,830	91
Camden Property Trust ‡	760	53
CBL & Associates Properties ‡	4,010	86
Corporate Office Properties Trust ‡	1,796	40
CubeSmart ‡	4,680	60
DDR ‡	6,742	103
Digital Realty Trust ‡	3,790	282
Douglas Emmett ‡	6,240	150
Duke Realty ‡	15,610	226
EastGroup Properties ‡	1,950	105
Education Realty Trust ‡	2,500	29
Entertainment Properties Trust ‡	4,230	193
Equity Residential ‡	7,520	454
Essex Property Trust ‡	830	126
Extra Space Storage ‡	6,027	206
Federal Realty Investment Trust ‡	510	55
FelCor Lodging Trust ‡ *	16,550	77
Forest City Enterprises, Cl A*	3,053	46
General Growth Properties ‡	17,210	354
Glimcher Realty Trust ‡	9,122	96
HCP ‡	8,220	377
Health Care ‡	5,390	315
Host Hotels & Resorts ‡	6,500	99
Kilroy Realty ‡	2,840	134
Kimco Realty ‡	4,190	85
LaSalle Hotel Properties ‡	6,211	169
Lexington Realty Trust ‡	15,641	147
Liberty Property Trust ‡	2,940	108
LTC Properties ‡	2,300	78
Macerich ‡	1,400	83
Mack-Cali Realty ‡	2,140	57
Medical Properties Trust ‡	3,440	36
National Retail Properties ‡	3,860	120
Omega Healthcare Investors ‡	2,600	62
Pebblebrook Hotel Trust ‡	9,690	229
Post Properties ‡	1,330	68
Prologis ‡	10,670	365
PS Business Parks ‡	430	29
Public Storage ‡	2,540	370
Realty Income ‡	3,650	154
Regency Centers ‡	4,588	225
Retail Opportunity Investments ‡	10,268	129
RLJ Lodging Trust ‡	10,360	185
Select Income ‡	4,810	119
Senior Housing Properties Trust ‡	3,990	88
Simon Property Group ‡	7,385	1,172

2	SEI Institutional Investments Trust / Quarterly Report / August 31, 2012

Schedule of Investments (Unaudited)

Multi-Asset Real Return Fund

August 31, 2012

Description	Shares/Face Amount ($ Thousands)	Market Value ($ Thousands)
SL Green Realty ‡	2,260	$182
Sovran Self Storage ‡	2,920	166
Strategic Hotels & Resorts ‡ *	35,220	215
Sunstone Hotel Investors ‡ *	2,755	29
Tanger Factory Outlet Centers ‡	4,500	151
Taubman Centers ‡	680	54
UDR ‡	7,970	201
Ventas ‡	8,710	570
Vornado Realty Trust ‡	4,530	368
Weingarten Realty Investors ‡	3,290	92
Weyerhaeuser ‡	4,850	121

		10,950

Materials — 0.9%
Commercial Metals	29,000	369
Freeport-McMoRan Copper & Gold, Cl B	5,380	194
Monsanto	9,210	802
United States Steel	9,130	178

		1,543

Total Common Stock (Cost $21,347) ($ Thousands)		23,478

CORPORATE OBLIGATIONS — 5.7%

Consumer Discretionary — 0.9%
CBS
5.750%, 04/15/2020	$145	174
3.375%, 03/01/2022	21	22
Comcast
6.450%, 03/15/2037	40	52
5.300%, 01/15/2014	65	69
DIRECTV Holdings
4.600%, 02/15/2021	60	66
3.800%, 03/15/2022 (A)	110	114
Dollar General
4.125%, 07/15/2017	29	30
Interpublic Group of Companies
4.000%, 03/15/2022	18	19
Macy’s Retail Holdings
3.875%, 01/15/2022	170	183
Marriott International
3.000%, 03/01/2019	147	151
News America
6.150%, 02/15/2041	75	92
4.500%, 02/15/2021	90	103
Omnicom Group
3.625%, 05/01/2022	58	61
Time Warner
4.700%, 01/15/2021	130	149
Time Warner Cable
4.125%, 02/15/2021	65	71
4.000%, 09/01/2021	75	82
Wynn Las Vegas
5.375%, 03/15/2022 (A)	105	107

		1,545

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Consumer Staples — 0.2%
ADT
3.500%, 07/15/2022 (A)	$41	$43
Bunge Finance
4.100%, 03/15/2016	125	132
Kroger
3.400%, 04/15/2022	149	154
Tyson Foods
4.500%, 06/15/2022	66	67

		396

Energy — 1.1%
Cimarex Energy
5.875%, 05/01/2022	54	58
DCP Midstream
4.750%, 09/30/2021 (A)	75	79
Energy Transfer Partners
5.950%, 02/01/2015	50	55
4.650%, 06/01/2021	85	91
Enterprise Products Operating
5.200%, 09/01/2020	60	70
EQT
4.875%, 11/15/2021	150	158
Kinder Morgan Energy Partners
4.150%, 03/01/2022	48	52
3.950%, 09/01/2022	121	128
Marathon Petroleum
5.125%, 03/01/2021	107	123
Nabors Industries
9.250%, 01/15/2019	84	109
Noble Energy
8.250%, 03/01/2019	100	129
Phillips 66
4.300%, 04/01/2022 (A)	175	191
Southwestern Energy
4.100%, 03/15/2022 (A)	48	50
Spectra Energy Capital
6.200%, 04/15/2018	115	139
Valero Energy
6.125%, 02/01/2020	84	101
Weatherford International
5.125%, 09/15/2020	155	168
Williams Partners
4.000%, 11/15/2021	150	160

		1,861

Financials — 1.8%
American International Group
6.400%, 12/15/2020	60	71
5.600%, 10/18/2016	60	68
American Tower ‡
5.050%, 09/01/2020	145	159
Capital One Financial
4.750%, 07/15/2021	145	163

3	SEI Institutional Investments Trust / Quarterly Report / August 31, 2012

Schedule of Investments (Unaudited)

Multi-Asset Real Return Fund

August 31, 2012

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Citigroup
6.875%, 03/05/2038	$40	$51
4.500%, 01/14/2022	190	201
Fifth Third Bancorp
3.500%, 03/15/2022	67	70
Ford Motor Credit
5.000%, 05/15/2018	200	215
Goldman Sachs Group MTN
6.750%, 10/01/2037	40	42
5.750%, 01/24/2022	5	6
5.375%, 03/15/2020	40	43
3.625%, 02/07/2016	40	41
Hartford Financial Services Group
5.500%, 03/30/2020	80	87
5.125%, 04/15/2022	85	91
HCP ‡
5.375%, 02/01/2021	155	177
Health Care ‡
5.250%, 01/15/2022	160	179
Host Hotels & Resorts ‡
5.250%, 03/15/2022 (A)	70	75
HSBC Finance
6.676%, 01/15/2021 (A)	60	68
JPMorgan Chase
6.400%, 05/15/2038	40	53
4.500%, 01/24/2022	140	156
Markel
7.125%, 09/30/2019	76	89
Marsh & McLennan
5.750%, 09/15/2015	60	67
4.800%, 07/15/2021	65	73
MetLife
7.717%, 02/15/2019	50	65
5.700%, 06/15/2035	65	81
Morgan Stanley
5.500%, 07/28/2021	168	172
4.750%, 04/01/2014	40	41
Nationwide Financial Services
5.375%, 03/25/2021 (A)	130	140
SLM MTN
7.250%, 01/25/2022	165	178
Vesey Street Investment Trust I
4.404%, 09/01/2016 (B)	67	70

		2,992

Health Care — 0.1%
Humana
6.450%, 06/01/2016	115	131
Laboratory Corp of America Holdings
3.750%, 08/23/2022	27	28
2.200%, 08/23/2017	51	52

		211

Industrials — 0.3%
BE Aerospace
5.250%, 04/01/2022	105	109

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
CSX
4.750%, 05/30/2042	$165	$183
Republic Services
3.800%, 05/15/2018	130	143
Ryder System MTN
3.500%, 06/01/2017	130	137

		572

Information Technology — 0.2%
Hewlett-Packard
4.650%, 12/09/2021	73	75
Intel
4.800%, 10/01/2041	95	113
Xerox
4.500%, 05/15/2021	110	116
2.950%, 03/15/2017	22	22

		326

Materials — 0.4%
Alcoa
5.400%, 04/15/2021	100	103
Ball
5.000%, 03/15/2022	105	110
Dow Chemical
5.900%, 02/15/2015	55	61
5.250%, 11/15/2041	30	34
4.250%, 11/15/2020	65	71
Eastman Chemical
3.600%, 08/15/2022	54	57
2.400%, 06/01/2017	46	48
International Paper
7.950%, 06/15/2018	110	142

		626

Telecommunication Services — 0.2%
AT&T
5.350%, 09/01/2040	113	136
U.S. Cellular
6.700%, 12/15/2033	70	73
Verizon Communications
7.350%, 04/01/2039	125	186

		395

Utilities — 0.5%
CMS Energy
5.050%, 03/15/2022	52	56
Constellation Energy Group
5.150%, 12/01/2020	26	30
FirstEnergy Solutions
6.800%, 08/15/2039	60	65
6.050%, 08/15/2021	55	61
MidAmerican Energy Holdings
6.125%, 04/01/2036	140	182
Nisource Finance
6.125%, 03/01/2022	100	121
ONEOK
4.250%, 02/01/2022	170	182

4	SEI Institutional Investments Trust / Quarterly Report / August 31, 2012

Schedule of Investments (Unaudited)

Multi-Asset Real Return Fund

August 31, 2012

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Pacific Gas & Electric
4.500%, 12/15/2041	$65	$73

		770

Total Corporate Obligations (Cost $9,259) ($ Thousands)		9,694

MORTGAGE-BACKED SECURITIES — 3.3%

Agency Mortgage-Backed Obligations — 1.3%
FNMA
6.000%, 10/01/2040	1,191	1,315
3.500%, 12/01/2041	812	862

		2,177

Non-Agency Mortgage-Backed Obligations — 2.0%
Banc of America Commercial Mortgage, Ser 2006-5, Cl A4
5.414%, 09/10/2047	300	340
CW Capital Cobalt, Ser 2007-C3, Cl A4
5.811%, 05/15/2046 (C)	310	355
Greenwich Capital Commercial Funding, Ser 2007-GG9, Cl A4
5.444%, 03/10/2039	315	356
GS Mortgage Securities II, Ser 2006-GG6, Cl A4
5.553%, 04/10/2038 (C)	215	243
GS Mortgage Securities II, Ser 2012-GCJ7, Cl A4
3.377%, 05/10/2045	345	365
JPMorgan Chase Commercial Mortgage Securities, Ser 2010- C2, Cl A1
2.749%, 11/15/2043 (A)	151	158
JPMorgan Chase Commercial Mortgage Securities, Ser LD11, Cl A4
6.003%, 06/15/2049 (C)	310	353
LB-UBS Commercial Mortgage Trust, Ser C1, Cl A4
5.424%, 02/15/2040	305	351
LB-UBS Commercial Mortgage Trust, Ser C2, Cl A3
5.430%, 02/15/2040	310	352
Merrill Lynch Mortgage Trust, Ser 2005-CIP1, Cl A2
4.960%, 07/12/2038	114	116
Merrill Lynch, Ser 2007-9, Cl A4
5.700%, 09/12/2049	300	339

		3,328

Total Mortgage-Backed Securities (Cost $5,323) ($ Thousands)		5,505

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES — 2.9%

Automotive — 1.9%
AmeriCredit Automobile Receivables Trust, Ser 2011-3, Cl A2
0.840%, 11/10/2014	$240	$240
AmeriCredit Automobile Receivables Trust, Ser 2011-4, Cl A2
0.920%, 03/09/2015	69	69
AmeriCredit Automobile Receivables Trust, Ser 2012-3, Cl A3
0.960%, 01/09/2017	210	211
Avis Budget Rental Car Funding, Ser 2012-3A, Cl A
2.100%, 03/20/2019 (A)	150	150
Bank of America Auto Trust, Ser 2012-1, Cl A4
1.030%, 12/15/2016	170	172
CarMax Auto Owner Trust, Ser 2011-3, Cl A3
1.230%, 06/15/2016	70	70
Exeter Automobile Receivables Trust, Ser 2012-1A
2.020%, 08/15/2016 (A)	103	103
Ford Credit Auto Lease Trust, Ser 2011-B, Cl A2
0.820%, 01/15/2014	140	140
Ford Credit Floorplan Master Owner Trust, Ser 2012-1, Cl A
0.709%, 01/15/2016 (C)	326	328
GE Dealer Floorplan Master Note Trust, Ser 2012-3, Cl A
0.727%, 06/20/2017 (C)	255	255
Huntington Auto Trust, Ser 2011- 1A, Cl A3
1.010%, 01/15/2016 (A)	135	136
Hyundai Auto Lease Securitization Trust, Ser 2011-A, Cl A2
0.690%, 11/15/2013 (A)	56	56
Mercedes-Benz Auto Lease Trust, Ser 2011-B, Cl A2
0.900%, 01/15/2014 (A)	152	152
Mercedes-Benz Auto Lease Trust, Ser 2012-A, Cl A2
0.660%, 04/15/2014	214	214
Navistar Financial Owner Trust, Ser 2012-A, Cl A2
0.850%, 03/18/2015 (A)	210	210
Nissan Auto Lease Trust, Ser 2012-A, Cl A2A
0.680%, 07/15/2014	155	155

5	SEI Institutional Investments Trust / Quarterly Report / August 31, 2012

Schedule of Investments (Unaudited)

Multi-Asset Real Return Fund

August 31, 2012

Description	Face Amount (1) (Thousands)	Market Value ($ Thousands)

Porsche Innovative Lease Owner Trust, Ser 2011-1
1.090%, 09/22/2014 (A)	$185	$186
Santander Drive Auto Receivables Trust, Ser 2012-3, Cl A2
1.060%, 04/15/2015	260	261
Santander Drive Auto Receivables Trust, Ser 2012-4, Cl A2
0.790%, 08/17/2015	132	132

		3,240

Credit Cards — 0.8%
American Express Credit Account Master Trust, Ser 2011-1, Cl A
0.410%, 04/17/2017 (C)	285	286
Discover Card Master Trust, Ser 2012-A4, Cl A4
0.610%, 11/15/2019 (C)	205	207
GE Capital Credit Card Master Note Trust, Ser 2012-6, Cl A
1.360%, 08/17/2020	415	416
Penarth Master Issuer, Ser 2010- 2A, Cl A2
0.987%, 12/18/2014 (A) (C)	200	200
Penarth Master Issuer, Ser 2012- 1A, Cl A1
0.807%, 03/18/2014 (A) (C)	174	174

		1,283

Other Asset-Backed Securities — 0.2%
CIT Equipment Collateral, Ser 2012-VT1, Cl A3
1.100%, 08/22/2016 (A)	170	170
CNH Equipment Trust, Ser 2012- A, Cl A3
0.940%, 05/15/2017	132	134

		304

Total Asset-Backed Securities (Cost $4,813) ($ Thousands)		4,827

FOREIGN BONDS — 2.4%
AngloGold Ashanti Holdings
5.375%, 04/15/2020	95	101
ArcelorMittal
5.500%, 03/01/2021	60	57
Asciano Finance
5.000%, 04/07/2018 (A)	130	138
Barclays Bank MTN
6.625%, 03/30/2022	130	163
BBVA US Senior SAU
3.250%, 05/16/2014	135	134
British Telecommunications
5.950%, 01/15/2018	145	173
Delhaize Group
6.500%, 06/15/2017	115	125

Description	Face Amount (1) (Thousands)	Market Value ($ Thousands)

Deutsche Telekom International Finance
8.750%, 06/15/2030	100	$148
4.875%, 03/06/2042 (A)	170	181
DnB Bank
3.200%, 04/03/2017 (A)	200	207
Embraer
5.150%, 06/15/2022	48	50
Encana
3.900%, 11/15/2021	170	175
Gazprom OAO Via Gaz Capital MTN
6.212%, 11/22/2016	130	144
Globo Comunicacao e Participacoes
5.307%, 05/11/2017 (A)(B)	200	218
HSBC Holdings
5.100%, 04/05/2021	40	46
4.000%, 03/30/2022	60	64
KazMunayGas National
7.000%, 05/05/2020 (A)	120	146
Korea National Oil
3.125%, 04/03/2017 (A)	200	208
Lloyds TSB Bank
4.200%, 03/28/2017	170	180
Perusahaan Listrik Negara
5.500%, 11/22/2021 (A)	200	218
Petrobras International Finance
5.750%, 01/20/2020	115	130
Petronas Capital
5.250%, 08/12/2019 (A)	125	147
Royal Bank of Scotland
4.875%, 03/16/2015	100	106
Talent Yield Investments
4.500%, 04/25/2022 (A)	200	214
Teck Resources
4.750%, 01/15/2022	61	66
2.500%, 02/01/2018	31	31
Telecom Italia Capital
7.175%, 06/18/2019	60	63
Telefonaktiebolaget LM Ericsson
4.125%, 05/15/2022	180	183
Telefonica Emisiones SAU
5.462%, 02/16/2021	70	64
Vodafone Group
6.150%, 02/27/2037	140	188

Total Foreign Bonds (Cost $3,915) ($ Thousands)		4,068

6	SEI Institutional Investments Trust / Quarterly Report / August 31, 2012

Schedule of Investments (Unaudited)

Multi-Asset Real Return Fund

August 31, 2012

Description	Shares/Face Amount ($ Thousands) / Contracts	Market Value ($ Thousands)

PREFERRED STOCK — 0.6%

Materials — 0.6%
Vale ADR, Cl B	64,980	$1,048

Total Preferred Stock (Cost $1,470) ($ Thousands)		1,048

U.S. GOVERNMENT AGENCY OBLIGATION — 0.5%
FHLMC
2.375%, 01/13/2022	$746	784

Total U.S. Government Agency Obligation (Cost $742) ($ Thousands)		784

SOVEREIGN DEBT — 0.1%
State of Qatar
4.500%, 01/20/2022 (A)	200	224

Total Sovereign Debt (Cost $209) ($ Thousands)		224

PURCHASED OPTIONS — 0.1%

United States — 0.1%
March 2013 SPX U.S. Index, Expires 03/16/2013, Strike Price: $1,375 *	25	184
September 2012 SPX U.S. Index, Expires 09/22/2012, Strike Price: $1,275 *	9	1

Total Purchased Options (Cost $284) ($ Thousands)		185

Total Investments — 112.3% (Cost $189,388) ($ Thousands) ††		$189,673

WRITTEN OPTION — 0.0%

United States — 0.0%
March 2013 SPX U.S. Index, Expires 03/16/2013, Strike Price: $1,200 *	(25)	(78)

Total Written Option (Premiums Received $100) ($ Thousands)		$(78)

A list of the open futures contracts held by the Fund at August 31, 2012, is as follows:

Type of Contract	Number of Contracts Short	Expiration Date	Unrealized Depreciation ($ Thousands)
U.S. 2-Year Treasury Note	(5)	Jan-2013	$(1)
U.S. 5-Year Treasury Note	(8)	Jan-2013	(4)
U.S. 10-Year Treasury Note	(49)	Dec-2012	(61)
U.S. Long Treasury Bond	(11)	Dec-2012	(24)

			$(90)

For the period ended August 31, 2012, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

7	SEI Institutional Investments Trust / Quarterly Report / August 31, 2012

Schedule of Investments (Unaudited)

Multi-Asset Real Return Fund

August 31, 2012

A list of the open forward foreign currency contracts held by the Fund at August 31, 2012, is as follows:

Settlement Date	Currency to Deliver (Thousands)		Currency to Receive (Thousands)		Unrealized Appreciation (Depreciation) ($ Thousands)
9/5/12	USD	4,637	BRL	9,476	$30
9/5/12-10/2/12	BRL	14,214	USD	6,949	(42)
9/14/12	AUD	3,764	USD	3,949	65
9/14/12	CAD	9,354	USD	9,377	(100)
9/14/12	CHF	443	USD	456	(9)
9/14/12	CNY	3,742	USD	590	1
9/14/12	GBP	4,904	USD	7,680	(108)
9/14/12	HKD	491	USD	63	—
9/14/12	JPY	33,043	USD	422	—
9/14/12	NOK	3,445	USD	585	(10)
9/14/12	RUB	32,972	USD	1,029	11
9/14/12	SGD	137	USD	110	—
9/14/12	THB	24,035	USD	761	(5)
9/14/12	TRY	273	USD	152	2
9/14/12	USD	216	CAD	214	1
9/14/12	USD	3,163	CNY	20,052	(8)
9/14/12	USD	2,312	EUR	1,880	58
9/14/12	USD	697	GBP	441	3
9/14/12	USD	63	HKD	491	—
9/14/12	ZAR	4,243	USD	521	19
9/14/12-9/20/12	EUR	5,775	USD	7,139	(141)

					$(233)

A list of the counterparties for the open forward foreign currency contracts held by the Fund at August 31, 2012, is as follows:

Counterparty	Currency to Deliver ($ Thousands)	Currency to Receive ($ Thousands)	Unrealized Appreciation (Depreciation) ($ Thousands)
Barclays PLC	$(12,521)	$12,376	$(145)
BNP Paribas	(3,885)	3,807	(78)
Brown Brothers Harriman	(17,615)	17,603	(12)
Citigroup	(465)	456	(9)
Deutsche Bank	(2,705)	2,760	55
HSBC	(697)	700	3
JPMorgan Chase Bank	(422)	422	—
UBS	(8,778)	8,665	(113)
Westpac Banking	(4,100)	4,166	66

			$(233)

For the period ended August 31, 2012, the total amount of all open forward foreign currency contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

8	SEI Institutional Investments Trust / Quarterly Report / August 31, 2012

Schedule of Investments (Unaudited)

Multi-Asset Real Return Fund

August 31, 2012

A list of the open swap agreements held by the Fund at August 31, 2012, is as follows:

Credit Default Swaps
Counterparty	Reference Entity/Obligation	Buy/Sell Protection	(Pays)/Receives Rate	Termination Date	Notional Amount ($ Thousands)	Unrealized Appreciation ($ Thousands)
Deutsche Bank	Anadarko Petroleum	Sell	1.00	09/20/17	$(170)	$—
Deutsche Bank	Bank Of America	Sell	1.00	09/20/17	(170)	1
Morgan Stanley	CDX.NA.IG.17-V1 Index	Sell	1.00	12/20/16	(890)	19

						$20

Total Return Swaps
Counterparty	Reference Entity	Fund Pays	Fund Receives	Termination Date	Notional Amount ($ Thousands)	Unrealized Appreciation (Depreciation) ($ Thousands)
UBS Warburg	S&P 500 Total Return Index	Index Return	1-Month LIBOR Plus 6.5 Bps	09/17/12	$824	$(1)
UBS Warburg	S&P 500 Total Return Index	Index Return	1-Month LIBOR Minus 6 Bps	10/15/12	514	(1)
UBS Warburg	S&P 500 Total Return Index	Index Return	1-Month LIBOR Plus 10 Bps	10/15/12	122	—
UBS Warburg	S&P 500 Total Return Index	Index Return	1-Month LIBOR Plus 6 Bps	12/17/12	1,240	(2)
Barclays Bank PLC	S&P 500 Total Return Index	Index Return	1-Month LIBOR Plus 3 Bps	12/17/12	267	—
JPMorgan Chase Bank	S&P 500 Total Return Index	Index Return	1-Month LIBOR Plus 15 Bps	04/15/13	1,206	(2)
JPMorgan Chase Bank	S&P 500 Total Return Index	Index Return	1-Month LIBOR Plus 16 Bps	04/15/13	484	(1)
UBS Warburg	S&P 500 Total Return Index	Index Return	1-Month LIBOR Plus 12 Bps	05/15/13	208	—
UBS Warburg	S&P 500 Total Return Index	Index Return	1-Month LIBOR Plus 12 Bps	05/15/13	851	(1)
Morgan Stanley	S&P 500 Total Return Index	Index Return	1-Month LIBOR Plus 12 Bps	05/15/13	523	(1)
UBS Warburg	S&P 500 Total Return Index	Index Return	1-Month LIBOR Plus 13 Bps	06/17/13	408	(1)
UBS Warburg	S&P 500 Total Return Index	Index Return	1-Month LIBOR Plus 14 Bps	06/17/13	223	—
UBS Warburg	S&P 500 Total Return Index	Index Return	1-Month LIBOR Plus 13 Bps	07/15/13	205	—
Goldman Sachs	S&P 500 Total Return Index	Index Return	1-Month LIBOR Plus 11 Bps	07/15/13	2,076	(3)
Goldman Sachs	S&P 500 Total Return Index	Index Return	1-Month LIBOR Plus 10 Bps	07/15/13	783	(1)
UBS Warburg	S&P 500 Total Return Index	Index Return	1-Month LIBOR Plus 11 Bps	08/15/13	722	(1)
UBS Warburg	S&P 500 Total Return Index	Index Return	1-Month LIBOR Plus 11 Bps	08/15/13	3,808	(5)
UBS Warburg	S&P 500 Total Return Index	Index Return	1-Month LIBOR Plus 10 Bps	08/15/13	15,783	(22)
JPMorgan Chase Bank	S&P 500 Total Return Index	Index Return	1-Month LIBOR Plus 11 Bps	09/16/13	1,399	17

						$(25)

Interest Rate Swaps
Counterparty	Fund Pays	Fund Receives	Termination Date	Notional Amount ($ Thousands)	Unrealized Appreciation (Depreciation) ($ Thousands)
Barclays Bank PLC	1.10%	3-Month LIBOR	02/21/17	$500	$(9)
Credit Suisse	3-Month LIBOR	2.09%	03/12/22	250	13
Deutsche Bank	0.69%	3-Month LIBOR	10/13/13	4,910	(19)
Morgan Stanley	2.80%	3-Month LIBOR	03/06/42	330	(28)
Morgan Stanley	2.81%	3-Month LIBOR	02/21/42	450	(33)
Morgan Stanley	0.56%	3-Month LIBOR	03/12/14	3,880	(18)

					$(94)

For the period ended August 31, 2012, the total amount of all open swap agreements, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

9	SEI Institutional Investments Trust / Quarterly Report / August 31, 2012

Schedule of Investments (Unaudited)

Multi-Asset Real Return Fund

August 31, 2012

Percentages are based on a Net Assets of $168,941 ($ Thousands).

*	Non-income producing security.

‡	Real Estate Investment Trust.

(1)	In U.S. dollars unless otherwise indicated.

(A)	Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors.” These securities have been determined to be liquid under guidelines established by the Board of Trustees.

(B)	Step Bonds - The rate reflected on the Schedule of Investments is the effective yield on August 31, 2012. The coupon on a step bond changes on a specified date.

(C)	Variable Rate Security - The rate reported on the Schedule of Investments is the rate in effect as of August 31, 2012. The date reported on the Schedule of Investments is the final maturity date.

††	At August 31, 2012, the tax basis cost of the Fund’s investments was $189,388 ($ Thousands), and the unrealized appreciation and depreciation were $4,821 ($ Thousands) and $(4,536) ($ Thousands), respectively.

ADR — American Depositary Receipt

AUD — Australian Dollar

Bps — Basis Points

BRL — Brazilian Real

CAD — Canadian Dollar

CHF — Swiss Franc

Cl — Class

CNY — Chinese Yuan

EUR — Euro

FHLMC — Federal Home Loan Mortgage Corporation

FNMA — Federal National Mortgage Association

GBP — British Pound Sterling

HKD — Hong Kong Dollar

JPY — Japanese Yen

LIBOR — London Interbank Offered Rate

MTN — Medium Term Note

NOK — Norwegian Krone

NVDR — Non-Voting Depositary Receipt

PLC — Public Limited Company

RUB — Russian Ruble

Ser — Series

SGD — Singapore Dollar

SPX — Standard & Poor’s 500 Index

THB — Thai Baht

TRY — New Turkish Lira

USD — U.S. Dollar

ZAR — South African Rand

The following is a list of the inputs used as of August 31, 2012, in valuing the Fund’s investments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
U.S. Treasury Obligations	$—	$82,367	$—	$82,367
Registered Investment Company	31,307	—	—	31,307
Foreign Common Stock	16,397	9,789	—	26,186
Common Stock	23,478	—	—	23,478
Corporate Obligations	—	9,694	—	9,694
Mortgage-Backed Securities	—	5,505	—	5,505
Asset-Backed Securities	—	4,827	—	4,827
Foreign Bonds	—	4,068	—	4,068
Preferred Stock	1,048	—	—	1,048
U.S. Government Agency Obligation	—	784	—	784
Sovereign Debt	—	224	—	224
Purchased Options	185	—	—	185

Total Investments in Securities	$72,415	$117,258	$—	$189,673

Securities Sold Short	Level 1	Level 2	Level 3	Total
Written Option	$(78)	$—	$—	$(78)

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts *	$(90)	$—	$—	$(90)
Forwards Contracts *	—	(233)	—	(233)
Credit Default Swaps *	—	20	—	20
Total Return Swaps *	—	(25)	—	(25)
Interest Rate Swaps *	—	(94)	—	(94)

Total Other Financial Instruments	$(90)	$(332)	$—	$(422)

*	Futures contracts, forwards contracts and swaps are valued at the unrealized appreciation (depreciation) on the instrument.

For the period ended August 31, 2012, there were transfers between Level 1 and Level 2 assets and liabilities. The primary reason for changes in the classifications between Levels 1 and 2 occurs when foreign equity securities are fair valued using other observable market-based inputs in place of the closing exchange price due to events occurring after the close of the exchange or market on which the investment is principally traded.

For the period ended August 31, 2012, there were no transfers between Level 2 and Level 3 assets and liabilities.

Amounts designated as “—” are either $0 or have been rounded to $0.

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

10	SEI Institutional Investments Trust / Quarterly Report / August 31, 2012

Item 2.	Controls and Procedures

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a3(b)) and Rule 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d15(b)).

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant’s last fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a) Separate certifications for the principal executive officer and the principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act, as amended 17 CFR 270.30a-2(a)), are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SEI Institutional Investments Trust

By	/s/ Robert A. Nesher
Robert A. Nesher, President & CEO

Date: October 29, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Robert A. Nesher
Robert A. Nesher, President & CEO

Date: October 29, 2012

By	/s/ Peter A. Rodriguez
Peter A. Rodriguez, Controller & CFO

Date: October 29, 2012